UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund is filed herewith.

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class A: GSMIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Goldman Sachs Dynamic Municipal Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38141W828-SAR-0925     Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class C: GSMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$74	1.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Goldman Sachs Dynamic Municipal Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142B195-SAR-0925     Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class: GSMTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V746-SAR-0925     Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Municipal Income Fund

Service Class: GSMEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V738-SAR-0925     Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Municipal Income Fund

Investor Class: GUIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38144N221-SAR-0925     Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class R6: GYISX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38145L190-SAR-0925     Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Dynamic Municipal Income Fund

Class P: GAJPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.4%
Hospital	10.1%
Corporate	7.7%
Airport	6.2%
Water/Sewer	5.7%
Sales Tax	5.5%
School District GO	4.8%
University	4.6%
State GO	4.3%
State Appropriation	3.5%
City/County GO	3.4%
Toll	3.1%
Corporate Elec	2.7%
LT Health	2.7%
Other	24.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$11,254,364,541
  # of Portfolio Holdings as of Period End4,641
  Portfolio Turnover Rate for the Period18%
  Total Net Advisory Fees Paid for the Period$19,007,815

Goldman Sachs Dynamic Municipal Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38150B871-SAR-0925     Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Municipal Fund

Class A: GHYAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Goldman Sachs High Yield Municipal Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y625-SAR-0925     Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Municipal Fund

Class C: GHYCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Goldman Sachs High Yield Municipal Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y591-SAR-0925     Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Municipal Fund

Institutional Class: GHYIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Goldman Sachs High Yield Municipal Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y583-SAR-0925     Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Municipal Fund

Investor Class: GYIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Goldman Sachs High Yield Municipal Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38144N213-SAR-0925     Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Municipal Fund

Class R6: GHYSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Goldman Sachs High Yield Municipal Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38145L216-SAR-0925     Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs High Yield Municipal Fund

Class P: GGLPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	20.1%
Hospital	8.3%
Sales Tax	6.8%
Corporate	5.5%
LT Health	5.0%
Tobacco	4.4%
School District GO	4.3%
University	4.2%
Charter School	4.0%
State Appropriation	3.4%
Toll	3.0%
Project Finance	3.0%
Airport	2.6%
State GO	2.3%
Other	23.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,801,345,251
  # of Portfolio Holdings as of Period End3,452
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$29,048,117

Goldman Sachs High Yield Municipal Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38150B640-SAR-0925     Class P

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional: GSAAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	22.6%
Hospital	10.8%
Sales Tax	6.9%
Airport	6.1%
Corporate	5.1%
LT Health	4.5%
University	4.2%
Water/Sewer	3.5%
Charter School	3.5%
State GO	3.2%
Toll	3.2%
School District GO	3.2%
State Appropriation	2.5%
Project Finance	2.3%
Other	19.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$0	-%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$289,765,611
  # of Portfolio Holdings as of Period End1,163
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$0

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Municipal Income Completion Fund

38150C788-SAR-0925     Separate Account Institutional

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class A: GSDTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Goldman Sachs Short Duration Tax-Free Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B492-SAR-0925     Class A

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class C: GSTCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Goldman Sachs Short Duration Tax-Free Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B245-SAR-0925     Class C

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class: GSDUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W406-SAR-0925     Institutional Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Tax-Free Fund

Service Class: GSFSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W885-SAR-0925     Service Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Tax-Free Fund

Investor Class: GDIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38144N239-SAR-0925     Investor Class

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class R6: GDUSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38145L182-SAR-0925     Class R6

Semi-Annual Shareholder Report

September 30, 2025

Goldman Sachs Short Duration Tax-Free Fund

Class P: GANPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	12.2%
Corporate	8.2%
Airport	6.3%
Sales Tax	5.7%
University	5.2%
State GO	5.1%
School District GO	4.9%
Water/Sewer	4.8%
City/County GO	4.7%
Muni Electric	4.6%
Corporate Elec	4.5%
State Appropriation	3.5%
Multi-Family Housing	3.3%
Pre-refunded	3.2%
Other	24.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,031,763,499
  # of Portfolio Holdings as of Period End1,652
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$8,499,818

Goldman Sachs Short Duration Tax-Free Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38150C309-SAR-0925     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements September 30, 2025 Goldman Sachs Municipal Funds Goldman Sachs Dynamic Municipal Income Fund Goldman Sachs High Yield Municipal Fund Goldman Sachs Municipal Income Completion Fund Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Municipal Funds

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – 97.6%
Alabama - 2.2%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A1/A-)
$5,000,000	4.000%		09/15/2033	$5,001,211
Alabama Housing Finance Authority Multifamily Housing RB for Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,175,000	5.000	(a)(b)	02/01/2029	1,230,201
Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa2/AA)
7,000,000	5.000		11/15/2046	7,016,876
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
22,955,000	4.000	(a)(b)	12/01/2049	23,031,665
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AG) (A1/AA)
1,000,000	5.250		09/01/2039	1,102,510
2,000,000	5.500		09/01/2045	2,146,574
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
6,500,000	5.250	(a)(b)	07/01/2054	7,121,897
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
4,150,000	5.750	(a)(b)	04/01/2054	4,649,810
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000	5.000		11/15/2029	1,607,156
500,000	5.000		11/15/2035	535,133
1,550,000	5.000		11/15/2036	1,646,680
775,000	5.000		11/15/2037	817,772
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (Ba3/BB+)
4,920,000	5.750		10/01/2049	4,970,470
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000		10/01/2025	1,000,000
Jefferson County Alabama Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
2,000,000	5.000		10/01/2039	2,137,233
2,000,000	5.250		10/01/2042	2,121,728
2,500,000	5.250		10/01/2045	2,606,439
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
27,860,000	5.500		10/01/2053	29,168,885
Limestone County Water and Sewer Authority Water and Sewer RB Series 2024 (Aa3/AA-)
500,000	5.000		12/01/2044	525,317
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	3.875		11/01/2027	98,110
500,000	4.250		11/01/2032	479,883
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
50,000,000	5.000	(a)(b)	06/01/2049	54,207,025
Southeast Energy Authority Commodity Supply RB Series 2022A-1 (A1/NR)
6,000,000	5.500	(a)(b)	01/01/2053	6,515,636
Southeast Energy Authority, A Cooperative District Energy Supply RB Series 2025C (Aa1/NR)
22,900,000	5.000	(a)(b)	05/01/2055	24,730,484

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
The Black Belt Energy Gas District Gas Project RB, 2024 Series D (A1/NR)
$4,000,000	5.000	%(a)(b)	03/01/2055	$4,361,685
The Educational Building Authority of The City of Homewood Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
3,350,000	5.500		10/01/2049	3,403,022
The Educational Building Authority of The City of Homewood Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
4,175,000	5.500		10/01/2049	4,241,080
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
8,540,000	3.650	(a)	06/01/2028	8,695,600
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa3/BBB)
12,650,000	5.000		06/01/2054	12,158,983
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
3,470,000	3.780	(a)(b)	06/01/2034	3,479,004
The Industrial Development Board of The City of Prattville Environmental Improvement Refunding Bonds International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000	3.450	(a)(b)	11/01/2033	1,342,291
The Industrial Development Board of The City of Prattville Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019C (NR/BBB) (PUTABLE)
1,925,000	3.450	(a)(b)	11/01/2033	1,935,513
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000	3.450	(a)(b)	11/01/2033	1,045,680
The Public Educational Building Authority of Jacksonville Higher Educational Facilities RB for JSU Foundation Project Series 2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
3,550,000	5.250		08/01/2049	3,667,282
4,500,000	5.000		08/01/2056	4,526,945
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
9,600,000	3.750	(c)	09/01/2026	9,600,142
Water Works Board of The City of Birmingham Senior Water RB Refunding Series 2016-B (Aa3/NR)
1,250,000	5.000	(d)	01/01/2027	1,289,703

				244,215,625

Alaska - 0.1%
Civicventures Refunding RB for Anchorage Convention Center Series 2015 (NR/A+)
4,000,000	4.000		09/01/2038	4,007,493
Matanuska-Susitna Borough State of Alaska Lease Revenue Refunding Bonds Series 2025B (Aa3/AA-)
3,745,000	5.000		09/01/2026	3,826,762
5,000,000	5.000		09/01/2027	5,229,871
Northern Tobacco Securitization Corp. Tobacco Settlement Asset Back Bonds Series 2021 (NR/A)
1,750,000	5.000		06/01/2031	1,892,526

				14,956,652

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
$1,000,000	3.720	%(c)	09/01/2027	$960,425

Arizona - 1.7%

Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
66,000,000	2.870	(b)(e)	01/01/2037	64,634,434
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
470,000	4.500	(c)	07/01/2033	470,811
250,000	5.250	(c)	07/01/2043	245,601
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000	6.500	(c)	11/01/2053	7,817,960
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
425,000	3.375		07/01/2041	353,191
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000	5.000		11/01/2044	1,405,600
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000	4.000		07/01/2051	868,064
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Ca/NR)
365,000	5.000	*	05/01/2024	219,000
300,000	5.000	*	05/01/2029	180,000
650,000	5.000	*	05/01/2031	390,000
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
430,000	3.000	(c)	12/15/2031	403,079
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
5,915,000	5.125		01/01/2059	5,449,225
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
5,948,081	5.125		01/01/2059	4,615,434
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2005 (NON-AMT) (Baa2/BBB)
3,350,000	3.800	(a)(b)	12/01/2035	3,377,815
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa2/BBB)
13,800,000	5.000	(a)(b)	09/01/2052	14,034,506
City of Glendale, Arizona Subordinate Excise Tax RR Obligations, Series 2017 (Aa3/AA+)
2,505,000	5.000		07/01/2029	2,600,982
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021 (Aa2/AA-)
1,400,000	4.000		07/01/2035	1,442,223
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,375,000	3.000		07/01/2049	1,011,848
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
3,790,000	3.250		07/01/2049	2,834,179

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A2/A)
$2,225,000	5.000%		07/01/2045	$2,266,521
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000		07/01/2030	7,122,437
Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (A2/A) (PUTABLE)
2,225,000	4.125	(a)(b)	09/01/2032	2,232,953
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
550,000	3.000	(c)	07/01/2031	526,020
1,050,000	4.000	(c)	07/01/2041	922,837
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
325,000	2.100	(a)(c)	07/01/2026	318,378
3,225,000	2.625	(a)(c)	07/01/2031	2,980,959
3,225,000	3.500	(a)(c)	07/01/2044	2,490,547
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
2,500,000	6.750	(c)	11/15/2042	2,666,388
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,036,000	4.000		07/01/2037	4,100,717
Equitable Senior National Charter School Revolving Loan Fund RB for Arizona IDA Series 2023A Social Bonds (NR/A)
1,675,000	5.000		11/01/2028	1,761,681
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
705,000	3.500		07/01/2029	685,668
376,000	4.100		07/01/2034	365,395
1,090,000	4.750		07/01/2043	993,581
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000		05/15/2031	523,207
1,000,000	5.000		05/15/2041	946,990
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,170,000	5.000		11/15/2042	5,182,953
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
380,000	4.000		02/15/2041	328,134
295,000	4.000		02/15/2046	242,906
Maricopa County Arizona Pollution Control Company 4.5% Pollution Control Refunding RB 2012 Series A (Baa2/NR)
4,175,000	4.500		08/01/2042	4,060,791
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000	3.875	(a)(b)	01/01/2038	3,364,601
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
275,000	4.000	(c)	07/01/2030	275,459
600,000	5.000	(c)	07/01/2040	588,789

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)

Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
$950,000	4.000	%(c)	07/01/2051	$727,062
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
150,000	5.000	(c)	10/01/2026	148,209
400,000	5.125	(c)	10/01/2030	383,495
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
200,000	4.000		07/01/2026	200,996
200,000	4.000		07/01/2027	202,346
325,000	4.000		07/01/2028	330,722
250,000	4.000		07/01/2029	255,752
500,000	4.000		07/01/2034	500,787
700,000	5.000		07/01/2039	715,613
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON-AMT) (Baa2/NR)
6,575,000	3.600		02/01/2040	5,929,276
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
270,000	4.750	(c)	05/01/2030	271,154
225,000	5.500	(c)	05/01/2040	218,378
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
9,130,000	5.000		12/01/2037	9,798,727
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa2/BBB)
2,850,000	4.000	(a)(b)	06/01/2049	2,909,484
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,675,000	5.000	(c)	06/15/2044	1,578,082
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
5,760,000	4.000		07/01/2034	5,645,885

				187,117,832

Arkansas - 0.2%

Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB+)
2,000,000	5.450		09/01/2052	1,996,107
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
4,790,000	5.000		12/01/2047	4,814,775
4,630,000	3.200		12/01/2049	3,402,721
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000		07/01/2032	248,040
310,000	3.125		07/01/2036	220,188
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500		07/01/2038	3,386,433

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)

Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
$2,750,000	5.000%		06/01/2026	$2,755,254
3,530,000	5.000		06/01/2027	3,553,295
Rogers School District No. 30 of Benton County Arkansas Construction Bonds Arkansas School District Intercept Program (ST AID WITHHLDG) (Aa2/NR)
4,050,000	4.000		02/01/2034	4,124,156
3,280,000	4.000		02/01/2037	3,293,578

				27,794,547

California - 7.9%
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series RB Series 2018D (AMT) (A1/AA-)
4,000,000	5.250		05/01/2048	4,039,468
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (A1/AA-)
4,750,000	5.500		05/01/2055	5,057,034
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (A1/NR)
11,475,000	5.250		05/01/2049	11,906,553
Airport Commission of The City and County of San Francisco San Francisco International Airport Series 2016B (A1/AA-)
10,000,000	5.000		05/01/2041	10,019,820
5,000,000	5.000		05/01/2046	4,999,691
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
12,500,000	5.750		05/01/2048	13,339,046
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000	0.000	(f)	08/01/2037	648,638
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000	3.190	(b)(e)	04/01/2056	12,495,455
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	3.300	(b)(e)	04/01/2056	8,175,182
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
345,000	3.000		09/01/2036	317,204
360,000	3.000		09/01/2037	325,298
370,000	3.000		09/01/2038	324,567
380,000	3.000		09/01/2039	325,313
1,160,000	5.000		09/01/2044	1,168,703
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000	4.000		07/01/2054	3,651,653
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,125,000	4.375		07/01/2049	4,816,869
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000	5.000	(a)(b)	02/01/2054	8,617,647

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
$16,990,000	4.000	%(a)(b)	05/01/2053	$17,391,484

California Community Choice Financing Authority Clean Energy Project RB Series 2024E (Green Bonds) (A1/NR)
3,375,000	5.000	(a)(b)	02/01/2055	3,684,202

California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
4,250,000	5.000	(a)(b)	02/01/2055	4,628,451

California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
265,000	5.000		06/01/2050	246,343

California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
950,000	4.000		06/01/2049	814,859

California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB+)
335,000	5.000		06/01/2049	331,994

California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
2,375,000	0.000	(f)	06/01/2055	460,065

California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
12,130,000	0.000	(f)	06/01/2055	2,256,714

California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
45,220,000	0.000	(f)	06/01/2055	4,932,263

California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250		04/01/2040	6,031,058

California Educational Facilities Authority RB Stanford University, Series U-7 (Aaa/AAA)
3,750,000	5.000		06/01/2046	4,301,947

California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
600,000	5.000		08/01/2045	607,777

California Enterprise Development Authority Student Housing RR Bonds for Provident Group - Pomona Properties L.L.C. Project Series 2024A (Baa3/NR)
1,000,000	5.000		01/15/2045	1,015,824

California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
20,000,000	5.000		12/01/2028	21,175,390
1,130,000	5.250		12/01/2040	1,198,550
3,130,000	5.250		12/01/2041	3,291,560
2,000,000	5.250		12/01/2043	2,072,187
2,750,000	5.250		12/01/2044	2,834,711

California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
7,080,000	5.000		12/01/2036	7,636,784
1,000,000	5.250		12/01/2042	1,042,431

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Health Facilities Financing Authority RB Children’S Hospital of Orange County Series 2024B (NR/AA)
$7,300,000	5.000	%(a)(b)	11/01/2054	$8,237,959

California Health Facilities Financing Authority RB for Cedars- Sinai Health System Series 2021A (Aa3/AA-)
11,675,000	4.000		08/15/2048	10,980,823

California Health Facilities Financing Authority RB for Children’s Hospital at Los Angeles Series 2017 A (Baa3/BB+)
5,800,000	5.000		08/15/2047	5,659,352

California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital at Stanford 2016 Series B (A1/A+)
10,760,000	5.000		08/15/2055	10,787,761

California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000		11/15/2028	394,842
350,000	5.000		11/15/2029	368,228
565,000	5.000		11/15/2030	593,816
10,000	5.000		11/15/2042	10,149

California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A3/A)
6,970,000	5.000		10/01/2044	6,971,662

California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
2,200,000	5.000	(a)(b)	11/15/2061	2,472,877

California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
5,300,000	4.000		05/15/2046	4,904,628
2,250,000	4.000		05/15/2051	1,994,468

California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
13,585,000	3.250		08/01/2029	13,797,885

California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000	1.200	(a)(b)	12/01/2050	4,173,276

California Infrastructure & Economic Development Bank RB Series B (A3/A-)
4,165,000	4.000		05/01/2039	4,182,052
1,460,000	4.000		05/01/2040	1,453,055

California Infrastructure and Economic Development Bank Clean Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
4,800,000	5.000		10/01/2036	4,946,777

California Municipal Finance Authority Multifamily Housing RB for View at San Bruno 2024 Series A-1 (Aa1/NR)
4,395,000	5.000	(a)(b)	06/01/2056	4,664,192

California Municipal Finance Authority Municipal Certificates, Series 2025-1 Class A-1 (NR/AA-)
8,969,918	3.537	(a)	02/20/2041	8,150,382

California Municipal Finance Authority RB for California Lutheran University Series 2018 (Baa2/NR)
240,000	5.000		10/01/2033	249,035

California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (Baa1/BBB+)
1,300,000	5.000		02/01/2034	1,321,189
325,000	5.000		02/01/2042	326,425
1,575,000	5.000		02/01/2047	1,577,062

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
$1,830,000	4.000%		07/01/2041	$1,615,625

California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa2/NR)
175,000	5.000		10/01/2025	175,000
350,000	5.000		10/01/2027	362,953
225,000	5.000		10/01/2029	236,807
125,000	5.000		10/01/2030	131,366

California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
1,125,000	5.000	(c)	10/01/2039	1,085,160
1,035,000	5.000	(c)	10/01/2049	932,785

California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NONR)
4,225,000	5.000		07/01/2047	4,199,066

California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (A2/NR)
3,500,000	4.000		12/31/2047	3,007,313

California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
2,570,000	5.000		12/31/2026	2,618,049
2,005,000	5.000		06/30/2027	2,058,797
3,005,000	5.000		12/31/2027	3,109,638
11,725,000	5.000		12/31/2043	11,739,434

California Municipal Finance Authority Solid Waste Disposal RB for Republic Services, Inc. Project Series 2024A (NR/A-/A-2)
6,750,000	3.875	(a)(b)	03/01/2054	6,732,799

California Municipal Finance Authority Solid Waste Disposal RB Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
3,150,000	3.375	(a)(b)	09/01/2050	3,130,509

California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB+)
5,100,000	4.000		07/15/2029	5,131,532

California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,625,000	3.700	(a)(b)	08/01/2040	1,663,236

California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (NR/A-/A-2)
4,130,000	3.000		11/01/2025	4,129,176

California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
4,205,000	4.300		07/01/2040	4,204,762

California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
19,840,000	5.000	(c)	07/01/2037	19,858,866

California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,725,000	5.000	(c)	07/01/2034	2,966,424
420,000	5.000	(c)	07/01/2035	453,081
2,605,000	5.000	(c)	07/01/2036	2,783,545

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
$1,440,000	5.000	%(c)	11/21/2045	$1,433,726

California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)
2,500,000	5.000	(c)	11/21/2045	2,522,618

California Public Finance Authority Health Care Facilities RB Series 2025A (Baa1/NR)
650,000	5.000		11/01/2054	641,043

California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,055,000	5.000	(c)	06/15/2040	1,022,159

California School Finance Authority Charter School Grant Anticipation Notes Magnolia Public Schools, Series 2025 (NR/NR)
6,500,000	4.400	(c)	12/01/2026	6,529,165

California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
760,000	6.250	(c)	04/01/2052	754,199

California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/BBB-)
1,000,000	5.000	(c)	10/01/2042	1,000,834

California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000	4.000	(c)	10/01/2046	382,776

California School Finance Authority Charter School RB for Envision Education – Obligated Group Series 2024A (NR/BB+)
665,000	5.000	(c)	06/01/2044	619,484
750,000	5.000	(c)	06/01/2054	668,205

California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,000,000	5.000	(c)	07/01/2039	2,038,790

California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000	5.250	(c)	07/01/2052	910,111

California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
1,000,000	6.250	(c)	06/01/2042	1,036,376

California School Finance Authority Charter School RB Orange County Educational Arts Academy Project Series 2023A (NR/NR)
545,000	5.000	(c)	06/01/2033	556,487

California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 Social Bonds (NR/BB)
615,000	5.000	(c)	08/01/2033	634,625

California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
650,000	5.000	(c)	06/01/2054	597,814

California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
145,000	3.000	(c)	10/01/2030	140,884

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)
$290,000	2.000	%(c)	10/01/2025	$290,000
1,000,000	3.000	(c)	10/01/2031	960,511

California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
1,280,000	4.000	(c)	07/01/2030	1,279,088
1,975,000	5.000	(c)	07/01/2040	1,912,374

California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
435,000	5.000	(c)	06/01/2041	403,930

California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)
200,000	4.875	(c)	06/01/2027	197,156

California School Finance Authority RB Refunding Series 2016 (NR/BBB-)
4,450,000	5.000	(c)	08/01/2046	4,248,985

California School Finance Authority School Facility Refunding RB Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
860,000	5.000	(c)	07/01/2033	902,364

California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000		08/01/2046	1,260,664

California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
120,000	5.000		09/01/2030	120,175
125,000	5.000		09/01/2037	125,097

California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000	7.250	(c)	09/01/2050	1,407,591

California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/NR)
405,000	5.000		09/01/2049	410,698
500,000	5.000		09/01/2054	505,902

California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
2,630,000	5.000		09/02/2033	2,740,314
2,370,000	5.000		09/02/2038	2,433,327
350,000	5.000		09/02/2043	354,300

California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
2,319,000	5.000		09/02/2029	2,425,497

California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/A-)
1,500,000	5.000		09/02/2034	1,590,964

California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
3,150,000	4.500		11/01/2033	3,282,215

California Statewide Communities Development Authority RB Adventist Health System West Series 2015A (NR/BBB+)
8,120,000	5.000		03/01/2045	8,119,818

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)
$450,000	3.000	%(c)	06/01/2029	$435,374

California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000	5.250		12/01/2044	2,974,886

California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB)
300,000	5.000		08/01/2029	312,766
315,000	5.000		08/01/2030	328,258

California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
700,000	5.000	(c)	07/01/2029	717,158

California Statewide Communities Development Authority RB Loma Linda University Medical Center, Series 2016A (NR/BB)
6,925,000	5.000	(c)	12/01/2036	6,949,962

California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
455,000	4.000		04/01/2034	456,889

California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000		04/01/2037	2,880,480

California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
9,510,000	5.500		12/01/2054	9,507,091

California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB)
1,725,000	5.000	(c)	12/01/2031	1,741,385

California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,250,000	5.000		09/02/2040	1,285,327

California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
830,000	4.000		09/02/2029	846,412

California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
450,000	5.125		09/01/2042	464,571

California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,785,000	5.000		09/02/2048	1,801,160

California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
1,040,000	5.000		09/02/2048	1,048,393

California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
7,950,000	5.000		05/15/2042	8,005,034

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR) – (continued)
$6,550,000	5.000%		05/15/2047	$6,575,982

California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
1,175,000	5.000		05/15/2040	1,179,934

California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/BBB+)
3,990,000	1.750		09/01/2029	3,741,700

California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
22,510,000	0.000	(f)	06/01/2046	3,627,930

CFD No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000	5.000		09/01/2048	1,013,037

Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
250,000	4.000		09/01/2028	254,387
165,000	3.000		09/01/2037	141,073
170,000	3.000		09/01/2038	140,510
175,000	3.000		09/01/2039	140,014
180,000	3.000		09/01/2040	140,683
620,000	3.125		09/01/2044	460,002

Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000	0.000	(f)	06/01/2034	2,674,806

City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000		09/01/2042	547,217

City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)
40,000	4.000	(c)	09/01/2026	40,288
150,000	4.000	(c)	09/01/2031	153,621
700,000	4.000	(c)	09/01/2036	694,858

City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
575,000	5.000		09/01/2048	582,032

City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax Bonds (NR/NR)
745,000	5.000		09/01/2048	756,675

City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000		09/01/2029	1,152,601

City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,000,000	5.250		09/01/2042	2,083,052
2,000,000	5.375		09/01/2047	2,076,054

City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
760,000	5.000		09/01/2035	801,233

City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
3,000,000	5.000		05/15/2026	3,043,022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
$1,650,000	4.000%	05/15/2049	$1,481,497

City of Los Angeles Department of Airports International Airport Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000	5.000	05/15/2039	1,027,982

City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
5,000,000	5.000	05/15/2035	5,520,809
600,000	5.000	05/15/2036	656,762
1,255,000	5.000	05/15/2038	1,350,346
3,000,000	5.250	05/15/2048	3,116,731

City of Los Angeles Department of Airports International Airport Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000	5.000	05/15/2026	1,521,511

City of Los Angeles Wastewater System RB Series 2010-B (Aa2/AA)
1,000,000	5.813	06/01/2040	1,056,004

City of Los Angeles, LAX Subordinate RB 2022 Series A (Aa3/AA-)
9,155,000	4.000	05/15/2038	9,065,011

City of Newport Beach Assessment District No. 124 Limited Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000	4.125	09/02/2038	620,385

City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
250,000	4.000	09/01/2026	251,799
150,000	3.000	09/01/2038	125,586
160,000	3.000	09/01/2039	129,966

City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000	5.000	04/01/2027	1,208,161
1,000,000	5.000	04/01/2029	878,411
1,250,000	5.000	04/01/2030	1,088,120
1,500,000	5.000	04/01/2031	1,289,414

City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	170,795
190,000	4.000	09/01/2033	193,804
225,000	4.000	09/01/2036	225,656

City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
155,000	4.000	09/02/2026	156,275

City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
1,780,000	4.000	09/01/2029	1,795,282
500,000	4.000	09/01/2030	503,568

City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
135,000	5.000	09/01/2031	135,162
245,000	5.000	09/01/2032	245,278
225,000	5.000	09/01/2033	225,239
145,000	5.000	09/01/2034	145,145
150,000	5.000	09/01/2035	150,139
680,000	5.000	09/01/2036	680,585
270,000	5.000	09/01/2037	270,215
245,000	5.000	09/01/2038	245,173
485,000	5.000	09/01/2039	485,307

City of Roseville CA ST Series 2019 (NR/NR)
275,000	5.000	09/01/2026	280,671

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City of Roseville CA ST Series 2019 (NR/NR) – (continued)
$210,000	5.000%		09/01/2027	$218,969
160,000	5.000		09/01/2028	167,790
170,000	5.000		09/01/2029	177,961
110,000	5.000		09/01/2030	115,027

City of Roseville Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
575,000	5.000		09/01/2038	603,241

City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
275,000	3.000		09/01/2029	275,396
815,000	5.000		09/01/2034	849,589
445,000	5.000		09/01/2039	458,318

City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
95,000	4.000		09/01/2026	95,684
65,000	5.000		09/01/2030	69,116
190,000	4.000		09/01/2032	194,148
225,000	4.000		09/01/2034	227,592
265,000	4.000		09/01/2036	265,418
305,000	4.000		09/01/2038	296,746
330,000	4.000		09/01/2040	313,417

City of Roseville, California Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
500,000	5.000		09/01/2043	509,616

City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
300,000	4.000	(c)	09/01/2028	302,570

City of San Francisco Airport Commission International Airport RB Series 2022A (A1/NR)
2,525,000	5.000		05/01/2052	2,556,745

City of San Francisco Airport Commission International Airport Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000	5.000		05/01/2038	13,175,030

City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/AA-)
4,650,000	5.000		05/01/2048	4,734,617

City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/AA-)
26,310,000	5.000		05/01/2049	26,453,087

City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,000,000	5.000		09/01/2040	1,024,244

City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
330,000	2.250		09/01/2026	325,228
350,000	2.375		09/01/2028	337,836
380,000	2.750		09/01/2031	361,337
405,000	3.000		09/01/2033	377,858
415,000	3.000		09/01/2034	381,168
270,000	3.000		09/01/2035	243,545
900,000	3.125		09/01/2037	789,815
740,000	3.125		09/01/2039	612,385
810,000	3.250		09/01/2041	650,817

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
$95,000	3.125%		09/01/2037	$85,168
700,000	3.250		09/01/2041	570,853
555,000	3.500		09/01/2049	428,513

Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125		08/01/2035	266,127

Community Facilities District of the Menifee Union School District Improvement Area Special Tax Bonds (NR/NR)
850,000	5.000		09/01/2042	872,806

County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000		09/01/2034	461,999
725,000	5.000		09/01/2039	733,928

County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
2,250,000	5.000		09/01/2047	2,290,259

County of Sacramento Airport System Senior RB, Series 2025A (AMT) (A2/AA)
1,000,000	5.000		07/01/2038	1,075,190

County of Sacramento RB Refunding for Airport System Series 2018 C (A2/A+)
745,000	5.000		07/01/2039	759,275

CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
2,250,000	3.600	(c)	05/01/2047	1,825,291

Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
2,850,000	5.000		05/15/2037	3,021,038

Department of Airports of The City of Los Angeles, California Los Angeles International Airport Subordinate RB 2018 Series D (AMT) (Aa3/AA-)
5,815,000	5.000		05/15/2031	6,194,353

Department of Water and Power of The City of Los Angeles Power System RB 2022 Series B (Aa2/NR)
1,100,000	5.000		07/01/2052	1,124,431

Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa2/NR)
10,600,000	5.000		07/01/2028	11,160,924

Department of Water and Power of The City of Los Angeles Power System RB 2025 Series B (Aa2/NR)
7,500,000	5.000		07/01/2034	8,594,792

Department of Water and Power of The City of Los Angeles Water System RB 2017 Series A (Aa2/AA-)
1,000,000	5.000		07/01/2044	1,004,502

Department of Water and Power of The City of Los Angeles Water System RB 2018 Series A (Aa2/AA-)
2,185,000	5.000		07/01/2043	2,201,675

Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
6,680,000	5.000		09/01/2047	6,715,647

East County AWP Joint Powers Authority Tax Exempt Interim Notes Series 2024A Subseries A-1 (NR/NR)
45,000,000	3.125		09/01/2026	45,211,518

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
$390,000	3.125%		09/01/2044	$287,598
1,600,000	3.125		09/01/2049	1,120,291
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
3,255,000	4.000		01/15/2046	3,008,353
El Camino Community College District Election of 2012 GO Bonds Series 2024E (Aa1/NR)
1,025,000	4.000		08/01/2042	1,021,131
610,000	4.000		08/01/2043	603,183
Elk Grove Finance Authority California Special Tax RB Series 2024 (NR/NR)
800,000	5.000		09/01/2039	830,097
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A)
1,750,000	5.000		11/01/2054	1,760,064
Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
400,000	5.000		09/01/2049	403,005
360,000	5.000		09/01/2053	362,368
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000		09/01/2046	376,976
500,000	4.000		09/01/2050	439,263
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa1/A)
1,300,000	3.950	(a)	01/15/2053	1,144,882
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
9,540,000	3.850		06/01/2050	8,692,171
Hayward Unified School District Election of 2014 GO Bonds Series 2017 (AGM) (NR/AA)
8,000,000	4.000		08/01/2042	7,809,473
Improvement Area B of The City of Fillmore CFD No. 5, California Heritage Valley Parks Special Tax Bonds, 2023 Series (NR/NR)
2,370,000	5.000		09/01/2048	2,405,578
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
10,250,000	0.000	(f)	06/01/2036	4,874,937
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (NR/A-)
670,000	3.678		06/01/2038	645,509
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
3,280,000	5.000		03/01/2057	3,287,668
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
175,000	4.000		09/01/2026	176,291
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000		09/01/2030	377,674
355,000	5.000		09/01/2032	379,119
360,000	5.000		09/01/2034	380,394

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR) – (continued)
$455,000	5.000%		09/01/2036	$474,451
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000		09/01/2043	781,223
2,500,000	5.000		09/01/2048	2,515,418
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500		09/01/2035	3,001,189
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000	3.000		08/01/2046	2,550,226
Los Angeles Community College District Los Angeles County California 2020 GO Refunding Bonds (NR/A)
1,000,000	5.000		07/01/2038	1,036,766
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
1,825,000	3.000		12/01/2050	1,348,014
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (Aa2/AA)
1,335,000	5.000		05/15/2034	1,381,910
Los Angeles Unified School District County of Los Angeles California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,710,000	5.000		07/01/2027	3,900,167
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa2/AA)
2,000,000	0.000	(f)	08/01/2037	1,288,264
4,500,000	0.000	(f)	08/01/2038	2,743,026
4,500,000	0.000	(f)	08/01/2039	2,595,703
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000	0.000	(f)	08/01/2026	1,177,767
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa2/NR)
2,510,000	0.000	(f)	08/01/2035	1,794,262
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500		11/01/2039	2,144,148
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,605,000	6.125		11/01/2029	2,755,823
2,000,000	6.500		11/01/2039	2,450,455
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-)
	(3M USD SOFR + 0.72%)
1,865,000	3.770	(e)	07/01/2027	1,863,902
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000	0.000	(f)	08/01/2031	1,697,327
4,150,000	0.000	(f)	08/01/2032	3,119,842
3,550,000	0.000	(f)	08/01/2033	2,527,431
6,450,000	7.000		08/01/2038	7,194,364
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
3,250,000	4.000		08/01/2052	2,996,013

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
$1,970,000	5.000%		09/01/2042	$1,996,009
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000		09/01/2041	812,732
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000		09/01/2027	197,738
205,000	4.000		09/01/2028	209,284
210,000	4.000		09/01/2029	215,581
220,000	4.000		09/01/2030	226,918
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
1,075,000	5.000		09/01/2026	1,097,167
1,000,000	5.000		09/01/2027	1,041,757
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000	5.000		09/01/2031	104,395
185,000	5.000		09/01/2032	192,953
165,000	5.000		09/01/2033	171,834
175,000	4.000		09/01/2034	176,190
150,000	4.000		09/01/2035	150,213
125,000	3.000		09/01/2036	110,525
470,000	5.000		09/01/2039	481,505
250,000	3.250		09/01/2041	200,341
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500		09/01/2037	682,801
725,000	4.000		09/01/2041	669,554
1,000,000	4.000		09/01/2050	860,365
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-)
	(3M USD SOFR + 0.55%)
21,265,000	3.520	(e)	06/01/2034	20,751,503
San Diego County Regional Airport Authority Subordinate Airport RB, Series 2019B (Private Activity/Amt) (NR/A)
1,540,000	5.000		07/01/2036	1,593,716
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
2,850,000	4.000		07/01/2039	2,784,420
13,810,000	4.000		07/01/2046	12,401,465
4,620,000	5.000		07/01/2046	4,679,529
San Diego Unified School District 2012 GO Refunding Bonds Series R-2 (Aa2/AA-)
4,700,000	0.000	(g)	07/01/2041	4,797,007
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)
5,000,000	0.000	(f)	07/01/2039	2,952,478
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (NR/AA-)
1,300,000	5.000		05/01/2027	1,344,199
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
1,000,000	5.000		08/01/2033	1,015,710

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
$1,605,000	0.000	%(f)	01/15/2026	$1,590,265
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-2 (Aa2/NR)
21,710,000	5.000	(a)(b)	07/01/2053	23,033,331
The Regents of The University of California General RB 2025 Series Bz (Aa2/AA)
10,000,000	5.000		05/15/2028	10,753,908
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
130,000	5.000		06/01/2026	131,752
920,000	5.000		06/01/2028	969,265
1,000,000	5.000		06/01/2029	1,070,450
2,000,000	5.000		06/01/2032	2,126,731
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,000,000	5.000		06/01/2034	1,047,105
1,000,000	5.000		06/01/2036	1,034,647
1,000,000	5.000		06/01/2039	1,017,005
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BB+)
2,020,000	5.000		06/01/2048	1,908,635
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
7,975,000	0.000	(f)	06/01/2054	1,614,622
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
430,000	2.375		09/02/2041	293,469
945,000	2.500		09/02/2046	601,827
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (Tax-Exempt) (NR/NR)
1,000,000	5.000		10/01/2032	1,049,342
1,000,000	5.000		10/01/2045	1,000,270
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000	5.000		10/01/2025	1,230,000
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
660,000	5.000		10/01/2029	701,305
555,000	5.000		10/01/2030	589,429
140,000	5.000		10/01/2031	147,879
1,000,000	5.000		10/01/2033	1,043,923
700,000	5.000		10/01/2035	723,156
500,000	5.000		10/01/2036	513,786
880,000	5.000		10/01/2038	895,939
630,000	5.000		10/01/2039	638,960
1,100,000	5.000		10/01/2040	1,111,524
950,000	5.000		10/01/2049	933,371
Washington Township Health Care District RB 2023 Series A (Baa3/NR)
825,000	5.750		07/01/2053	859,235

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)

West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
$300,000	5.000%		09/01/2039	$314,098
825,000	4.375		09/01/2044	779,303

				888,388,201

Colorado - 3.3%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000	5.250	(d)	12/01/2026	334,972
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,415,000	4.700		12/01/2047	1,281,043
Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
1,875,000	4.000		12/01/2046	1,751,227
1,250,000	5.000		12/01/2049	1,286,490
2,225,000	4.250		12/01/2054	2,082,873
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,855,000	0.000	(c)(g)	12/01/2049	1,887,702
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000	5.000	(d)	03/01/2028	10,139,285
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000	4.000		12/01/2049	16,965,257
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000		12/01/2035	528,762
1,030,000	5.000		12/01/2040	1,011,287
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,120,000	5.000	(c)	12/01/2040	1,093,902
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250		12/01/2038	1,000,852
CCP Metropolitan District No. 3 Limited Tax GO Refunding Bonds Series 2024 (NR/NR)
1,175,000	5.000		12/01/2053	1,138,388
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA)
1,000,000	6.000		12/15/2029	1,073,840
3,240,000	6.000		12/15/2030	3,477,650
City and County of Denver, Colorado, Airport System Subordinate RB Series 2018A (AMT) (A1/A+)
1,000,000	5.000		12/01/2043	1,006,956
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
2,875,000	5.000		11/15/2041	2,989,216
915,000	5.000		11/15/2047	936,343
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
11,000,000	5.250		12/01/2043	11,179,066

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
$5,580,000	5.000%		11/15/2053	$5,674,879
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
5,450,000	5.000		11/15/2027	5,700,387
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB, Series 2024A (AG) (A1/AA)
1,000,000	5.000		12/01/2042	1,067,024
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AG) (A1/AA)
4,000,000	5.500		12/01/2054	4,307,424
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
900,000	4.000		10/01/2056	700,160
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000		05/01/2036	145,946
150,000	4.000		05/01/2041	133,896
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)
300,000	5.000	(c)	02/01/2034	302,395
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
800,000	5.000	(c)	10/01/2029	816,475
2,500,000	5.000	(c)	10/01/2039	2,465,444
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
225,000	4.000		11/01/2029	225,027
400,000	5.000		11/01/2039	400,008
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
750,000	5.000		09/01/2052	724,235
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (Baa3/NR)
790,000	5.000		11/01/2049	758,285
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
1,900,000	5.500	(c)	04/01/2044	1,869,494
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,040,000	6.000		07/01/2036	2,955,580
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
1,925,000	6.000		07/01/2031	1,875,207
Colorado Health Facilities Authority Hospital RB for Parkview Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000	5.000	(d)	09/01/2026	18,689,568
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
1,415,000	5.000		08/01/2026	1,438,783
1,575,000	5.000		08/01/2027	1,635,758
5,000,000	5.000		08/01/2036	5,217,122

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
$3,000,000	5.000%		08/01/2037	$3,116,967
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
6,400,000	5.500		11/01/2047	6,648,265
8,000,000	5.250		11/01/2052	8,189,951
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
9,780,000	5.000		12/01/2039	10,362,440
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000	4.000	(d)	09/01/2030	1,936,031
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543	5.000	(a)	07/01/2057	16,336,117
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000		11/15/2043	3,557,963
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
1,125,000	5.000		08/01/2035	1,179,023
6,010,000	4.000		08/01/2044	5,357,921
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
345,000	5.000		08/01/2035	361,567
4,065,000	5.000		08/01/2038	4,205,940
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)
1,150,000	5.000	(d)	06/01/2027	1,194,473
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000		11/01/2039	1,673,721
12,310,000	5.000		11/01/2039	12,734,944
6,105,000	5.000		11/01/2044	6,171,665
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000	4.000		08/01/2049	2,979,454
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2019A SCL Health System (Aa1/AA+)
4,000,000	4.000		01/01/2037	4,014,319
Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
5,450,000	3.500	(a)(b)	11/01/2043	5,465,715
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000	5.000	(d)	03/01/2028	8,706,733
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250		12/01/2051	680,720
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,435,000	4.000		12/01/2029	3,392,589
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
874,000	5.000		12/01/2039	836,759

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/BB+)
$32,360,000	5.000%		10/01/2032	$32,368,961
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,505,000	5.000	(c)	12/01/2027	5,728,878
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
1,460,000	5.000		12/01/2033	1,478,043
Denver Convention Center Hotel Authority Convention Center Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000	5.000		12/01/2035	2,392,159
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000		12/01/2030	650,657
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
300,000	5.000		12/01/2031	304,569
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000		12/01/2032	442,131
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
4,995,000	5.000	(c)	12/01/2025	5,008,571
1,000,000	5.000	(c)	12/01/2034	1,019,643
1,675,000	4.000	(c)	12/01/2035	1,651,936
2,000,000	4.000	(c)	12/01/2036	1,947,101
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000	5.000		12/01/2030	128,614
Denver Health and Hospital Authority Colorado Healthcare RB Series 2019A (NR/BBB)
2,255,000	5.000		12/01/2031	2,401,683
475,000	5.000		12/01/2032	501,641
1,360,000	5.000		12/01/2033	1,429,427
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)
4,155,000	5.250	(c)	12/01/2039	4,161,880
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A1/AA)
1,500,000	0.000	(f)	09/01/2035	1,074,548
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000	0.000	(f)	09/01/2040	3,190,712
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,800,000	5.550	(c)	12/01/2047	2,822,289
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000	3.750		12/01/2034	510,173
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
648,000	4.000		12/01/2031	609,467
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
725,000	5.000		12/01/2041	692,294
Independence Water & Sanitation District Special Revenue Refunding and Improvement Bonds Series 2024 (NR/NR)
2,200,000	5.125		12/01/2033	2,263,322

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
$9,731,000	4.250%		12/01/2046	$8,395,917
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,176,000	5.750		12/01/2050	1,179,344
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,105,000	6.500		12/01/2042	1,117,333
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500		12/01/2041	2,251,616
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,450,000	7.000		12/01/2052	2,495,110
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500		12/01/2048	495,081
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
100,000	4.000		12/01/2025	100,078
315,000	4.000		12/01/2026	317,566
290,000	4.000		12/01/2029	300,692
205,000	4.000		12/01/2030	211,444
225,000	4.000		12/01/2032	228,634
Park Creek Metropolitan District Senior Limited Property Tax Supported RB Tax-Exempt Series 2016A (NATL) (NR/NR)
2,080,000	5.000		12/01/2036	2,107,523
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000		12/01/2040	896,851
Poudre Heights Valley Metropolitan District In The Town of Windsor Weld County Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
975,000	5.500	(c)	12/01/2054	902,875
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A1/A-)
2,200,000	6.250		11/15/2028	2,302,022
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)
1,310,000	0.000	(c)(f)	12/01/2025	1,298,837
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,250,000	4.000		12/01/2036	1,187,960
2,000,000	4.000		12/01/2041	1,765,308
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
886,000	5.000		12/01/2049	806,080
Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000	5.000		01/15/2029	755,339
400,000	5.000		07/15/2029	425,736
500,000	5.000		01/15/2030	535,976
350,000	5.000		07/15/2030	377,723
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
500,000	5.000		07/15/2027	515,080
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000		12/01/2039	2,793,972

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
$2,080,000	5.000	%(c)	12/01/2040	$2,035,795
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
375,000	4.000		12/01/2032	388,379
220,000	4.000		12/01/2034	224,761
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	410,139
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
1,000,000	5.000		12/01/2037	1,000,634
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
40,000	3.500		12/01/2027	39,585
115,000	5.000		12/01/2037	115,073
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
325,000	5.000		12/01/2047	309,109
Stc Metropolitan District No. 2 In The Town of Superior Boulder County Colorado Limited Tax GO and Special Revenue Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
2,350,000	5.000		12/01/2031	2,597,555
2,570,000	5.000		12/01/2032	2,830,289
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A2/NR)
350,000	5.000		12/01/2032	362,786
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,805,000	3.750		12/01/2040	1,621,570
The Lakes at Centerra Metropolitan District No.2 in The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
5,300,000	4.500		12/01/2054	4,973,954
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
755,000	4.150		12/01/2030	759,144
Trails at Crowfoot Metropolitan District No. 3 in The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
1,575,000	4.000		12/01/2044	1,412,051
4,750,000	4.250		12/01/2054	4,208,300
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000		12/01/2026	199,883
205,000	5.000		12/01/2027	214,514
210,000	5.000		12/01/2028	223,694
210,000	5.000		12/01/2029	227,679
215,000	5.000		12/01/2030	233,158
230,000	5.000		12/01/2031	248,565
250,000	5.000		12/01/2032	268,895
255,000	5.000		12/01/2033	272,874
285,000	5.000		12/01/2034	303,548
100,000	5.000		12/01/2035	105,953

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
$135,000	5.000%		12/15/2026	$138,529
125,000	5.000		12/15/2028	128,871
125,000	5.000		12/15/2029	128,872
125,000	5.000		12/15/2030	128,868
135,000	5.000		12/15/2031	139,177
160,000	5.000		12/15/2032	164,933
Vauxmont Metropolitan District Senior LT GO Special Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
180,000	5.000		12/01/2025	180,598
Vauxmont Metropolitan District Subordinate LT GO Special Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000	5.000		12/15/2025	125,553
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
712,000	4.375		12/01/2044	681,721
Water Valley Metropolitan District No. 3 Limited Tax GO Bonds Series 2024A (NR/NR)
600,000	5.250		12/01/2054	578,125
Weld County School District No. Re-4 In Weld County, Colorado GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250		12/01/2041	6,986,230
West Meadow Metropolitan District Town of Fraser, Grand County, Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000	6.000	(c)	12/01/2038	1,027,487
Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
700,000	4.500		12/01/2053	652,583

				370,563,715

Connecticut - 0.7%

City of Ansonia Connecticut Certificates of Participation Series 2024 (NR/A+)
2,395,000	4.750		12/01/2045	2,419,618
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000	5.000		08/01/2027	849,115
1,615,000	5.000		08/01/2028	1,714,187
900,000	5.500		08/01/2029	965,852
725,000	5.500		08/01/2031	775,118
500,000	5.500		08/01/2032	532,308
405,000	5.500		08/01/2033	429,477
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A1/AA)
1,050,000	5.000		02/01/2028	1,107,178
City of New Haven GO Refunding Bonds Series B (AGM) (A1/AA)
450,000	5.000		02/01/2030	493,813
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
8,210,000	3.850	(a)(b)	11/15/2064	8,216,152
Connecticut State GO Bonds Series 2018 C (Aa2/AA-)
825,000	5.000		06/15/2028	880,375
Connecticut State GO Refunding Bonds Series 2017 B (Aa2/AA-)
5,000,000	5.000		04/15/2028	5,315,784

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)

Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
$300,000	5.000	%(c)	01/01/2030	$300,808
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BB+)
575,000	5.000		07/01/2026	577,643
440,000	5.000		07/01/2027	445,165
580,000	5.000		07/01/2028	590,982
485,000	5.000		07/01/2029	496,175
2,620,000	5.000		07/01/2030	2,670,093
645,000	5.000		07/01/2031	654,784
575,000	5.000		07/01/2032	581,021
475,000	5.000		07/01/2033	477,418
450,000	5.000		07/01/2034	450,430
890,000	4.000		07/01/2039	749,781
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
3,585,000	4.750	(c)	10/01/2048	3,328,520
Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aa1/NR)
4,000,000	3.050	(a)(b)	09/01/2058	4,011,929
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
3,660,000	7.000	(c)	02/01/2045	3,689,173
South Central Connecticut Regional Water Authority Water System RB Thirty-Sixth Series A-1 (Aa3/AA-)
265,000	4.000		08/01/2038	267,151
State of Connecticut GO Bonds 2020 Series A (Aa2/AA-)
5,000,000	4.000		01/15/2036	5,099,505
State of Connecticut GO Bonds Series 2018 (Aa2/AA-)
1,770,000	5.000		06/15/2027	1,844,125
755,000	5.000		06/15/2029	805,375
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
3,000,000	3.000		11/15/2042	2,520,353
1,600,000	3.000		11/15/2043	1,319,114
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa2/AA-)
135,000	5.000		04/15/2028	143,526
1,000,000	5.000		04/15/2035	1,064,532
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000	5.375		07/01/2052	2,052,299
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
2,400,000	5.000		07/01/2044	2,315,654
State of Connecticut State Revolving Fund General RB (Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000	5.000		05/01/2032	4,090,066
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
480,000	4.000	(c)	04/01/2036	472,256
400,000	4.000	(c)	04/01/2041	368,893
The Housing Authority of The City of Stamford RB Mozaic Concierge Living Project Entrance Fee Principal Redemption Bondssm Series 2025D (NR/NR)
10,000,000	4.250		10/01/2030	10,129,699

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)

West Haven GO Bonds Series 2017 A (Baa2/A-)
$325,000	5.000%		11/01/2025	$325,529
325,000	5.000		11/01/2026	332,333
325,000	5.000		11/01/2027	339,511
West Haven GO Bonds Series 2017 B (Baa2/A-)
240,000	5.000		11/01/2026	245,415

				76,458,235

Delaware - 0.4%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
370,000	3.000		06/01/2032	338,412
450,000	4.000		06/01/2042	375,798
Delaware Economic Development Authority Charter Schools RB Series 2021 (NR/BBB+)
1,425,000	4.000		09/01/2041	1,278,554
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB-)
760,000	5.000		06/01/2026	768,187
600,000	5.000		06/01/2029	625,953
Delaware Health Facilities Authority Revenue Refunding Bonds for Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000	5.000		10/01/2040	5,193,974
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
240,000	4.000		08/01/2029	240,687
1,050,000	5.000		08/01/2039	1,050,803
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000		09/01/2030	537,731
1,550,000	5.000		09/01/2040	1,569,683
Delaware State Housing Authority Senior Single Family Mortgage RB 2024 Series D (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,705,000	4.450		07/01/2049	3,641,620
Delaware Transportation Authority Transportation System Senior RB Series 2024 (Aaa/AA+)
8,665,000	3.000		07/01/2041	7,709,698
8,925,000	3.000		07/01/2042	7,788,915
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000	5.000		05/01/2036	8,535,806
The Delaware Economic Development Authority Gas Facilities Refunding RB Delmarva Power & Light Company Project 2020, Series A (A2/A)
4,630,000	3.600		01/01/2031	4,796,144
Town of Bridgeville Delaware Special Obligation Bonds Heritage Shores Special Development District Series 2024 (NR/NR)
1,535,000	5.625	(c)	07/01/2053	1,557,279
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
539,000	4.000		07/01/2026	540,055
598,000	4.000		07/01/2027	601,974
1,990,000	4.000		07/01/2030	2,016,747

				49,168,020

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia - 1.2%

District Columbia Univ Rev Ref Bds Georgetown Univ 2025 A (A3/A-)
$7,725,000	5.000	%(a)(b)	04/01/2060	$8,635,659
District of Columbia GO Refunding Bonds Series 2024C (Aa1/AA+)
13,800,000	5.000		12/01/2031	15,710,602
District of Columbia Housing Finance Agency Collateralized Multifamily Housing Mortgage RB Belmont Crossing Phase Ii Series 2025 (Aa1/NR)
2,750,000	5.000	(a)(b)	03/01/2029	2,872,226
District of Columbia Housing Finance Agency Collateralized Multifamily Housing RB One Hawaii Avenue Project Series 2024 (Aa1/NR)
3,285,000	3.650	(a)(b)	07/01/2028	3,331,478
District of Columbia Housing Finance Agency Multifamily Housing RB 2911 Rhode Island Avenue Apartments Project Series 2025A (FHA 221(D4)) (Aa1/NR)
2,925,000	5.000		03/01/2028	3,065,079
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000	5.500		02/28/2037	1,968,554
District of Columbia RB for International School Series 2019 (NR/BBB)
860,000	5.000		07/01/2039	875,606
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
2,550,000	4.000		07/01/2039	2,398,433
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/NR)
2,400,000	0.000	(c)(g)	06/01/2041	1,478,542
District of Columbia Washington D.C. GO Bonds Series 2023A (Aa1/AA+)
2,295,000	5.250		01/01/2048	2,420,673
2,550,000	5.000		08/01/2049	2,659,007
District of Columbia Washington, D.C. Income Tax Secured Revenue and Refunding Bonds, Series 2025A (Tax-Exempt) (Aa1/AAA)
5,450,000	5.000		06/01/2050	5,689,896
9,170,000	5.250		06/01/2050	9,759,683
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
1,000,000	3.000	(a)(b)	10/01/2057	994,075
Metro Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,815,000	5.000		10/01/2032	5,815,000
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
7,500,000	5.000		10/01/2043	7,560,502
Metropolitan Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2018A (AMT) (Aa3/AA-)
4,850,000	5.000		10/01/2032	5,073,907
Metropolitan Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2024A (AMT) (Aa3/AA-)
3,130,000	5.000		10/01/2039	3,312,113
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000	5.000		10/01/2033	6,641,778

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2020B (Aa3/AA-)
$1,555,000	5.000%	10/01/2029	$1,707,242
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000	5.000	10/01/2026	1,122,544
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,115,000	5.000	10/01/2031	1,188,911
395,000	5.000	10/01/2033	417,876
3,025,000	5.000	10/01/2035	3,172,728
1,000,000	5.000	10/01/2037	1,040,538
2,065,000	5.000	10/01/2039	2,134,738
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 B (AGM-CR) (A1/AA)
14,500,000	4.000	10/01/2044	13,557,442
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
925,000	5.000	10/01/2047	932,726
1,550,000	4.000	10/01/2053	1,319,242
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
2,130,000	3.000	10/01/2050	1,531,683
2,960,000	4.000	10/01/2053	2,625,711
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
13,315,000	4.000	10/01/2049	11,603,009
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (Aa3/AA-)
1,325,000	5.000	10/01/2035	1,325,000

			133,942,203

Florida - 11.8%

Abbott Square Community Development District City of Zephyrhills Florida Special Assessment Bonds Series 2025 (NR/BBB)
650,000	5.375	05/01/2045	660,174
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375	06/15/2042	932,517
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
4,775,000	3.250	05/01/2036	4,416,372
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
170,000	4.500	05/01/2029	173,463
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,420,000	3.625	05/01/2040	1,208,506
1,725,000	4.000	05/01/2051	1,421,832
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
2,250,000	4.000	10/01/2040	2,062,216

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Anabelle Sandridge Community Development District Clay County Florida Special Assessment RB, Series 2025 (NR/NR)
$630,000	5.125%		05/01/2035	$646,547
1,105,000	5.875		05/01/2045	1,121,443
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
380,000	3.000		05/01/2026	377,992
390,000	3.125		05/01/2027	388,303
1,705,000	3.500		05/01/2031	1,696,856
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
60,000	4.250		05/01/2027	60,184
245,000	4.750		05/01/2036	245,464
Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
440,000	5.000		05/01/2031	450,255
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
445,000	4.500		05/01/2030	455,490
1,000,000	5.400		05/01/2043	1,024,293
Arbors Community Development District Capital Improvement RB Series 2024 (NR/NR)
500,000	4.400	(c)	05/01/2031	509,624
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AG) (NR/AA)
3,970,000	3.500		05/01/2032	4,011,698
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
140,000	3.600		05/01/2029	140,214
300,000	4.000		05/01/2036	291,881
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
985,000	3.500		11/01/2030	966,711
1,705,000	4.000		11/01/2040	1,548,116
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
515,000	4.550	(c)	05/01/2029	526,037
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
700,000	5.125		06/15/2043	705,821
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four Project (NR/NR)
810,000	5.375		05/01/2044	823,050
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
105,000	2.500	(c)	05/01/2026	103,815
500,000	3.000	(c)	05/01/2031	476,931
425,000	3.200	(c)	05/01/2041	344,319
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
55,000	2.500	(c)	05/01/2026	54,536
315,000	3.000	(c)	05/01/2031	302,762

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Aurora Oaks Community Development District Marion County, Florida Special Assessment Bonds, Series 2024 Assessment Area One Project (NR/NR)
$370,000	4.450%		05/01/2031	$374,104
670,000	5.350		05/01/2044	648,533
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
200,000	3.700		11/01/2029	200,827
695,000	4.125		11/01/2039	659,497
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
70,000	5.000		05/01/2028	71,570
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000		05/01/2032	190,678
220,000	3.375		05/01/2041	181,958
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
200,000	5.375		05/01/2028	205,718
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
40,000	2.250		05/01/2026	39,625
435,000	2.750		05/01/2031	414,362
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
500,000	5.500		05/01/2042	515,647
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
320,000	3.250	(c)	05/01/2030	314,937
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
190,000	3.000		05/01/2026	188,972
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
555,000	4.500		05/01/2030	569,640
1,125,000	5.375		05/01/2043	1,137,138
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
1,110,000	5.000		05/01/2043	1,104,782
Aviary at Rutland Ranch Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
270,000	4.125		05/01/2030	270,649
1,490,000	5.750		05/01/2045	1,527,638
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
385,000	4.000	(c)	06/01/2030	388,449
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
285,000	3.000		05/01/2030	280,940
775,000	4.000		05/01/2040	731,228

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
$250,000	3.000%		05/01/2030	$245,187
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
145,000	3.000		05/01/2030	142,269
385,000	4.000		05/01/2040	362,470
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
305,000	5.000		11/01/2031	305,320
100,000	5.250		11/01/2046	100,004
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)
360,000	4.500	(c)	11/01/2029	368,075
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
2,000,000	4.250		05/01/2032	2,035,796
Babcock Ranch Community Independent Special District Special Assessment RB Series 2024 (NR/NR)
1,000,000	4.300	(c)	05/01/2031	1,011,965
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
95,000	2.375		05/01/2026	94,124
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
15,000	4.500		11/01/2025	15,006
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
175,000	5.000		11/01/2036	178,158
305,000	5.000		11/01/2048	296,779
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR/NR)
345,000	3.300		05/01/2032	315,402
1,370,000	4.000		05/01/2042	1,136,894
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A)
365,000	4.250		05/01/2029	365,323
460,000	4.500		05/01/2035	460,068
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
350,000	3.500		05/01/2026	349,861
365,000	3.500		05/01/2027	365,559
Bella Collina Community Development District Special Assessment Bonds Series 2024 (NR/NR)
685,000	5.000		05/01/2044	670,384
915,000	5.300		05/01/2055	895,661
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
170,000	3.000		11/01/2025	169,755
Bellehaven Community Development Special Assessment Bonds Series 2025 (NR/NR)
1,300,000	5.800		05/01/2045	1,328,716
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,075,000	3.250		05/01/2030	1,061,566
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
65,000	2.500		12/15/2025	64,818

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Belmont II Community Development District Special Assessment Series 2020 (NR/NR) – (continued)
$325,000	3.125%		12/15/2030	$320,548
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
215,000	4.250		05/01/2031	217,064
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,130,000	5.500		05/01/2043	1,150,241
Berry Bay II Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
300,000	4.450		05/01/2031	304,049
620,000	5.200		05/01/2044	604,133
1,000,000	5.450		05/01/2054	962,970
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
465,000	3.250		06/15/2030	454,152
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
895,000	4.000		06/15/2032	898,220
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
100,000	2.500		05/01/2026	99,133
455,000	3.000		05/01/2031	435,109
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,130,000	3.250		05/01/2031	1,080,407
500,000	3.625		05/01/2040	425,069
Brevard County Housing Finance Authority Multifamily Housing RB Series 2025 (NR/AA+) (PUTABLE)
1,850,000	3.300	(a)(b)	02/01/2028	1,860,411
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000	6.250		12/15/2043	733,836
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000	3.000		06/15/2032	374,116
1,095,000	3.250		06/15/2042	863,347
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,000,000	4.000		05/01/2042	871,071
Brightwater Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
375,000	4.550	(c)	05/01/2031	381,759
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
105,000	2.375		05/01/2026	104,056
475,000	2.850		05/01/2031	448,858
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
140,000	4.375		05/01/2027	140,856
350,000	4.750		05/01/2032	360,526
Broward County Florida Convention Center Hotel First Tier RB Series 2022 (Aaa/AAA)
2,500,000	5.000		01/01/2040	2,662,752
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000	5.000		09/01/2037	1,058,440
1,050,000	5.000		09/01/2038	1,101,536

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Broward County Port Facilities RB Series 2019B (A1/A)
$3,520,000	4.000%		09/01/2039	$3,345,508
4,700,000	4.000		09/01/2049	4,210,078
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000	4.000		09/01/2044	1,603,731
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000	5.250		09/01/2047	5,054,108
3,000,000	5.500		09/01/2052	3,108,617
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
170,000	4.750		05/01/2027	171,223
400,000	5.250		05/01/2032	415,144
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
390,000	5.600		05/01/2044	388,206
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
750,000	5.250		05/01/2044	737,750
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
665,000	5.250		05/01/2042	677,309
Caldera Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
325,000	4.300		05/01/2031	328,598
725,000	5.000		05/01/2044	706,156
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,345,000	3.500		12/15/2030	1,320,826
Capital Projects Finance Authority Educational Facilities RB Imagine School At North Port Project (NR/NR)
1,165,000	6.250	(c)	06/15/2045	1,172,181
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000	6.125	(c)	06/15/2044	305,772
Capital Projects Finance Authority Student Housing RB for PRG - Unionwest Properties LLC Project Senior Series 2024A-1 (Tax-Exempt) (Ba1/NR)
1,250,000	5.250	(c)	06/01/2039	1,274,929
1,125,000	5.250	(c)	06/01/2044	1,103,033
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
12,230,000	5.250	(c)	12/01/2058	11,607,166
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
610,000	4.000	(c)	07/01/2041	520,304
760,000	4.000	(c)	07/01/2051	572,524
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
230,000	3.250	(c)	06/01/2031	212,832
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (B2/NR)
320,000	3.000	(c)	12/15/2029	300,934
645,000	5.000	(c)	12/15/2039	599,871
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
900,000	4.000	(c)	12/01/2028	902,094

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR) – (continued)
$1,375,000	5.250	%(c)	12/01/2043	$1,358,255
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)
880,000	4.500	(c)	01/01/2035	855,202
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
505,000	5.000		06/15/2034	531,883
Capital Trust Authority Educational Facilities RB Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project, Series 2025A (NR/BB)
1,000,000	4.750	(c)	07/01/2040	984,823
1,000,000	5.000	(c)	07/01/2045	960,100
Capital Trust Authority Educational Facilities RB The Learning Center Project Series 2025 (NR/NR)
2,000,000	6.500	(c)	06/15/2045	2,003,377
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/BB)
2,500,000	6.000	(c)	05/01/2043	2,526,943
2,500,000	6.250	(c)	05/01/2048	2,528,435
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
2,725,000	12.000	(c)	10/03/2029	3,113,184
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250		05/01/2031	558,206
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
800,000	5.300		05/01/2044	793,446
Cedar Crossings Community Development District Polk County Florida Special Assessment Bonds Series 2025 (NR/NR)
240,000	4.300	(c)	05/01/2032	242,161
Center Lake Ranch West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
1,495,000	5.750		05/01/2043	1,534,591
Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
360,000	4.900		05/01/2031	366,662
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500		11/01/2025	109,924
115,000	3.500		11/01/2026	114,795
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
255,000	3.000		05/01/2026	253,621
630,000	4.250		05/01/2037	617,752
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)
189,000	4.200	(c)	11/01/2029	191,384
750,000	5.000	(c)	11/01/2049	727,849
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
620,000	3.375		05/01/2031	601,132
590,000	3.750		05/01/2040	516,313

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Century Park Square Community Development District Miami- Dade County Florida Special Assessment Bonds, Series 2025 (NR/NR)
$630,000	5.750%		05/01/2045	$641,017
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.400		05/01/2026	98,962
650,000	2.875		05/01/2031	606,963
740,000	3.350		05/01/2041	588,643
Chaparral of Palm Bay Community Development District Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
410,000	4.500		05/01/2031	415,905
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
60,000	2.500	(c)	05/01/2026	59,503
165,000	3.000	(c)	05/01/2031	157,228
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
360,000	3.750		05/01/2030	362,649
975,000	4.250		05/01/2040	940,686
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250		05/01/2041	1,170,308
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
1,060,000	5.500	(c)	10/01/2036	1,061,021
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)
700,000	5.000	(c)	10/01/2029	720,668
1,000,000	5.000	(c)	10/01/2034	1,018,294
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000		10/01/2034	1,000,330
City of Miami Florida Special Obligation Non-Ad Valorem RB Series 2023A (Aa2/AA)
7,220,000	5.000		03/01/2048	7,438,754
City of Orlando, Florida Water Reclamation System Improvement RB, Series 2024A (NR/AAA)
10,000,000	5.000		10/01/2049	10,424,122
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
2,000,000	5.125		06/01/2042	2,010,503
950,000	5.250		06/01/2052	951,127
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A)
900,000	4.000		07/01/2038	867,496
750,000	5.000		07/01/2040	777,672
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
415,000	5.000		01/01/2037	415,318
1,485,000	5.000		01/01/2047	1,347,535
1,395,000	5.000		01/01/2052	1,230,219
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024B-1 Tax- Exempt Mandatory Paydown Securities (NR/NR)
750,000	4.625	(c)	01/01/2030	752,402

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024B-2 Tax- Exempt Mandatory Paydown Securities (NR/NR)
$800,000	4.500	%(c)	01/01/2030	$802,538
City of West Palm Beach Utility System RB Series 2017 A (Aa2/AA+)
15,000,000	5.000		10/01/2042	15,227,053
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/AA)
5,000,000	0.000	(g)	05/01/2038	5,032,908
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
235,000	4.000	(c)	06/15/2029	236,697
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
550,000	5.375		05/01/2036	550,639
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
610,000	5.750		05/01/2042	634,790
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
915,000	3.000		05/01/2026	910,107
980,000	3.200		05/01/2027	978,656
1,010,000	3.250		05/01/2028	1,009,346
2,990,000	3.500		05/01/2032	2,989,020
1,500,000	3.750		05/01/2046	1,256,461
Connerton East Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
290,000	4.250		06/15/2030	294,911
225,000	4.650		06/15/2035	230,586
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,575,000	5.250		06/15/2043	1,599,553
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000	5.750		05/01/2043	1,283,180
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
295,000	4.400		05/01/2031	299,511
475,000	5.150		05/01/2044	470,507
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
600,000	3.500		12/15/2029	599,172
325,000	4.000		12/15/2039	299,133
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.750		05/01/2032	325,962
250,000	5.500		05/01/2042	256,411
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
560,000	4.700		05/01/2031	572,123
1,045,000	5.250		05/01/2044	1,047,960
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
1,230,000	4.600		05/01/2031	1,256,198

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
$415,000	4.625%		11/01/2031	$424,980
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000		05/01/2031	921,574
820,000	3.000		05/01/2037	720,230
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
675,000	5.100		05/01/2043	671,077
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
285,000	4.500	(c)	11/01/2028	287,999
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
143,000	3.625		05/01/2026	143,021
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
210,000	4.125		05/01/2035	210,017
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (A1/A)
1,610,000	4.000		09/01/2036	1,610,518
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000	4.000		10/01/2044	4,063,797
6,000,000	5.000		10/01/2044	6,047,053
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
475,000	5.000		10/01/2027	490,851
525,000	5.000		10/01/2028	550,648
450,000	5.000		10/01/2029	478,003
770,000	5.000		10/01/2030	815,780
415,000	5.000		10/01/2032	436,514
350,000	5.000		10/01/2033	366,432
405,000	5.000		10/01/2034	422,187
435,000	5.000		10/01/2035	451,162
600,000	5.000		10/01/2036	619,303
525,000	5.000		10/01/2037	539,312
960,000	5.000		10/01/2038	981,246
845,000	5.000		10/01/2039	860,420
3,160,000	5.000		10/01/2049	3,170,322
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)
155,000	0.000	(f)	10/01/2025	155,000
275,000	0.000	(f)	10/01/2026	265,136
360,000	0.000	(f)	10/01/2027	335,083
500,000	0.000	(f)	10/01/2028	448,402
700,000	0.000	(f)	10/01/2029	604,224
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
740,000	4.250	(c)	11/01/2030	750,423
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)
100,000	3.125	(c)	11/01/2030	95,805
Creekview Community Development District Special Assessment RB for Phase 2 Project Series 2024 (NR/NR)
870,000	4.600		05/01/2031	882,213

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
$170,000	3.875%		05/01/2027	$169,520
520,000	4.250		05/01/2032	522,890
1,510,000	4.625		05/01/2042	1,435,730
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
480,000	4.700		05/01/2031	489,055
945,000	5.375		05/01/2044	931,332
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,000,000	4.250		05/01/2042	1,865,005
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,035,000	5.125		05/01/2043	1,042,372
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
800,000	5.350		05/01/2044	794,396
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2024 (NR/NR)
215,000	4.500		05/01/2031	217,631
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
50,000	2.250		05/01/2026	49,575
400,000	2.700		05/01/2031	382,754
Curiosity Creek Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
300,000	4.650	(c)	05/01/2031	304,297
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
500,000	4.625		05/01/2030	510,940
595,000	5.250		05/01/2043	599,402
Cypress Creek Reserve Community Development District Polk County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000	4.750		05/01/2035	1,023,151
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000	5.000		05/01/2053	923,277
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
615,000	3.000		06/15/2031	587,937
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
295,000	3.250	(c)	05/01/2030	287,411
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
90,000	4.375		05/01/2027	90,368
350,000	4.750		05/01/2032	359,769
450,000	5.000		05/01/2042	438,275
Cypress Reserve Community Development District Capital Improvement RB Series 2025 (NR/NR)
750,000	5.600	(c)	05/01/2045	745,480

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
$595,000	4.500	%(c)	11/01/2028	$603,815
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,260,000	5.400		05/01/2039	2,349,091
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
1,095,000	5.250		05/01/2043	1,104,471
Deering Park Stewardship District Volusia County, Florida Special Assessment RB, Series 2025 (NR/NR)
1,305,000	4.250	(h)	05/01/2030	1,307,634
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,665,000	5.300		05/01/2039	1,700,193
Del Webb Oak Creek Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
745,000	3.750	(c)(h)	05/01/2030	739,232
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
370,000	4.125		05/01/2030	376,618
Del Webb River Reserve Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
640,000	5.625		05/01/2045	652,506
Del Webb Sunchase Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
180,000	4.250		05/01/2030	183,199
225,000	4.650		05/01/2035	232,013
800,000	5.450		05/01/2045	805,849
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/NR)
900,000	5.600		05/01/2045	895,630
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
150,000	3.250		05/01/2030	147,626
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,185,000	4.600	(c)	05/01/2028	1,204,338
610,000	4.250	(c)	12/15/2028	615,970
2,395,000	4.750	(c)	12/15/2038	2,409,358
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750		05/01/2034	693,979
955,000	4.000		05/01/2037	958,378
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
75,000	2.375	(c)	05/01/2026	74,432
470,000	3.000	(c)	05/01/2032	459,075
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.500		05/01/2032	181,662
495,000	5.125		05/01/2042	502,389

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$50,000	4.375%		05/01/2027	$50,360
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
440,000	3.625	(c)	05/01/2031	432,066
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
20,000	2.500		05/01/2026	19,838
205,000	3.000		05/01/2031	196,237
340,000	3.300		05/01/2041	277,500
East 547 Community Development District Special Assessment Bond for Assessment Area Two Project Series 2023 (NR/NR)
485,000	6.250		05/01/2043	508,235
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
100,000	2.250		05/01/2026	99,120
460,000	3.000		05/01/2032	448,511
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125		11/01/2029	283,157
East Palm Drive Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One) (NR/NR)
650,000	5.100		06/15/2044	646,055
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
185,000	3.250		05/01/2027	184,687
530,000	3.625		05/01/2032	527,785
780,000	4.000		05/01/2042	702,826
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
110,000	3.250		05/01/2030	110,032
Edgewater East Community Development District Osceola County Florida Special Assessment RB, Series 2025 (NR/NR)
750,000	5.125		05/01/2035	763,459
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
100,000	2.500		05/01/2026	99,212
700,000	3.100		05/01/2031	674,588
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
440,000	3.000		05/01/2027	434,968
1,860,000	3.375		05/01/2032	1,807,246
1,870,000	4.000		05/01/2042	1,640,308
Edgewater West Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
2,000,000	5.250		05/01/2044	1,930,924
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)
430,000	3.000	(c)	05/01/2030	414,639
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
515,000	4.875		05/01/2033	537,485
400,000	5.600		05/01/2043	414,968

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)
$375,000	2.625	%(c)	05/01/2031	$358,154
1,860,000	3.125	(c)	05/01/2041	1,580,643
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
120,000	2.450		11/01/2026	118,288
240,000	3.100		11/01/2031	228,435
Epperson North Community Development District Capital Improvement RB Series 2024 (Assessment Area Four) (NR/NR)
200,000	4.500		05/01/2031	203,289
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
40,000	2.500		05/01/2026	39,667
315,000	3.000		05/01/2031	301,229
320,000	3.500		05/01/2041	269,584
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
6,255,000	4.000		08/15/2045	5,485,293
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000	5.000		08/15/2031	1,452,321
3,140,000	5.000		08/15/2032	3,329,156
355,000	5.000		08/15/2033	374,055
2,045,000	5.000		08/15/2034	2,142,083
2,595,000	5.000		08/15/2035	2,700,361
9,500,000	5.000		08/15/2036	9,822,371
4,080,000	5.000		08/15/2040	4,129,157
Esplanade Lake Club Community Development District Lee County Florida Capital Improvement RB, Series 2025 (NR/NR)
430,000	5.625		05/01/2045	437,732
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
210,000	3.250		11/01/2025	209,860
1,360,000	3.625		11/01/2030	1,339,435
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
445,000	4.250	(c)	11/01/2029	450,980
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
740,000	4.400		06/15/2031	754,960
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – Phase Two Series 2024 (NR/NR)
500,000	4.450	(c)	06/15/2031	507,460
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
790,000	4.600		06/15/2031	804,745
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
1,000,000	4.000		05/01/2052	812,981
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
355,000	2.625		05/01/2026	352,317
1,220,000	3.125		05/01/2031	1,167,741

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
$1,285,000	4.250%		05/01/2029	$1,305,360
3,010,000	5.000		05/01/2035	3,100,295
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500		05/01/2030	348,830
165,000	4.000		05/01/2040	150,240
Fish Lake Cove Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000	5.350		05/01/2045	821,930
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750		11/01/2035	1,250,868
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
1,125,000	5.250		06/01/2044	1,140,769
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
1,150,000	5.000	(c)	07/01/2032	1,128,830
3,000,000	5.375	(c)	07/01/2042	2,704,323
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000	5.000	(c)	10/01/2042	1,916,233
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
46,640,000	0.010	(a)(b)(c)	07/15/2032	29,091,700
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
14,055,000	5.250		07/01/2047	13,824,438
170,000	5.250		07/01/2053	166,031
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
7,325,000	0.010	(a)(b)(c)	07/15/2059	4,568,969
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,190,000	4.000	(c)	06/01/2030	1,045,518
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)
425,000	4.000	(c)	12/15/2029	427,673
725,000	5.000	(c)	12/15/2034	748,737
770,000	5.000	(c)	12/15/2039	779,043
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,570,000	5.125	(c)	06/01/2040	1,561,949
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
320,000	4.000		07/01/2035	310,477
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
385,000	4.000		06/01/2030	375,058
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	(c)	06/01/2031	289,049

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR) – (continued)
$200,000	5.000	%(c)	06/01/2035	$205,781
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
630,000	4.000	(c)	06/30/2036	537,734
660,000	4.000	(c)	06/30/2041	504,382
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
415,000	4.000	(c)	06/01/2026	413,689
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A3/A-)
300,000	5.000		04/01/2027	309,734
250,000	5.000		04/01/2029	268,367
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
470,000	4.000	(c)	09/15/2030	457,650
1,050,000	5.000	(c)	09/15/2040	977,866
Florida Development Finance Corp. Solid Waste Disposal RB for GFL Solid Waste Southeast LLC Project Series 2024A (Ba3/BB)
2,750,000	4.375	(a)(b)(c)	10/01/2054	2,776,110
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
1,600,000	5.000	(c)	06/01/2044	1,540,331
Florida Development Finance Corporation RB Brightline Florida Passenger Rail Expansion Project Series 2025B (NR/NR)
32,110,000	10.000	(a)(b)(c)	07/01/2057	27,354,994
Florida Development Finance Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2025A (NR/A-/A-2)
5,100,000	3.400	(a)(b)	09/01/2050	5,098,116
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000	4.500	(c)	06/01/2033	1,916,410
250,000	4.750	(c)	06/01/2038	226,713
4,500,000	5.000	(c)	06/01/2048	3,846,019
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,150,000	5.000		03/01/2044	2,102,511
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000		03/01/2047	2,659,970
Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
3,315,000	3.350	(a)(b)	10/01/2027	3,322,205
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (Aa2/A)
4,530,000	5.000		09/01/2026	4,572,146
3,305,000	5.000		09/01/2027	3,374,028
Florida Local Government Finance Commission Senior Living RB Fleet Landing at Nocatee Project Series 2025B-3 (Tax-Exempt) (NR/NR)
9,425,000	4.200	(c)	11/15/2030	9,490,526

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Local Government Finance Commission Senior Living RB Orlando Senior Health Network Project, Series 2025A (NR/NR)
$2,840,000	5.750	%(c)	07/01/2044	$2,862,083
Florida Municipal Loan Council RB for City of West Melbourne Water and Sewer Series 2024D (AGC) (NR/AA)
2,420,000	4.000		10/01/2054	2,215,090
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,525,000	4.875		11/01/2037	1,530,769
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
165,000	4.000		11/01/2028	166,167
1,065,000	5.000		11/01/2038	1,078,121
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,785,000	4.125		11/01/2039	1,665,715
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750		11/01/2039	412,254
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)
495,000	3.250	(c)	05/01/2030	490,881
Fox Branch Ranch Community Development District Polk County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
175,000	4.375		05/01/2035	176,634
540,000	5.200		05/01/2045	531,453
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
520,000	5.650		05/01/2054	520,881
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
270,000	5.000		05/01/2031	275,462
Gas Worx Community Development District City of Tampa Florida Special Assessment Bonds, Series 2025 (NR/NR)
350,000	4.625	(c)	05/01/2030	358,619
625,000	5.000	(c)	05/01/2036	642,309
Gir East Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
600,000	4.300		05/01/2032	605,426
Governors Park South Community Development District Clay County Florida Special Assessment RB Series 2025 (NR/NR)
550,000	4.375		05/01/2032	558,496
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950		05/01/2031	572,771
Grand Bay At Doral Community Development District Miami- Dade County Florida Special Assessment Refunding Bonds Series 2025A-1 (NR/NR)
1,835,000	5.000		05/01/2045	1,814,416
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
180,000	4.250		05/01/2026	180,583

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
$1,355,000	4.000%	05/01/2030	$1,363,221
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
545,000	4.125	11/01/2029	551,038
1,180,000	4.750	11/01/2039	1,174,895
1,920,000	5.000	11/01/2050	1,846,576
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200	11/01/2031	203,782
500,000	3.500	11/01/2041	412,492
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
150,000	2.500	05/01/2026	148,785
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
515,000	4.650	05/01/2034	525,684
755,000	5.450	05/01/2044	757,024
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,165,976
Greater Orlando Aviation Authority Airport Facilities RB Series 2015A (Aa2/AA)
3,335,000	4.000	10/01/2040	3,185,493
Greater Orlando Aviation Authority Airport Facilities RB Series 2015A (NR/NR)
1,665,000	4.000	10/01/2040	1,665,000
Greenbriar Community Development District St. Johns County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
410,000	4.800	05/01/2032	418,257
Grove Resort Community Development District Special Assessment RB Series 2022 (NR/NR)
170,000	3.300	05/01/2032	161,212
440,000	3.550	05/01/2042	357,133
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
1,195,000	3.500	11/01/2030	1,174,434
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
100,000	3.875	05/01/2026	99,978
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
1,650,000	6.300	05/01/2043	1,749,709
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
875,000	4.700	05/01/2031	892,554
Hammock oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
700,000	5.625	05/01/2043	715,324
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
900,000	5.850	05/01/2044	905,385

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
$1,000,000	5.550	%(c)	05/01/2045	$1,003,573
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	4.200		05/01/2027	190,864
435,000	4.400		05/01/2032	446,681
565,000	4.700		05/01/2042	540,093
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
510,000	3.250		05/01/2030	504,690
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
40,000	2.375		05/01/2026	39,645
205,000	3.000		05/01/2031	195,641
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,490,000	3.300		05/01/2029	1,482,341
365,000	3.700		05/01/2033	358,276
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
935,000	3.300		05/01/2029	930,194
Harmony On Lake Eloise Community Development District City of Winter Haven Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000	4.600		11/01/2032	1,016,028
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
800,000	5.125		05/01/2043	807,205
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
525,000	5.450		05/01/2045	522,422
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
140,000	4.000		05/01/2026	140,611
185,000	4.250		05/01/2035	185,145
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
400,000	3.500		11/01/2030	392,935
1,000,000	3.875		11/01/2039	900,146
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625		11/01/2030	123,506
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
90,000	2.600		05/01/2026	89,307
435,000	3.200		05/01/2031	421,376
995,000	3.450		05/01/2041	840,600
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
555,000	4.600		05/01/2031	563,300
1,000,000	5.200		05/01/2044	980,142

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
$690,000	5.000%		05/01/2034	$718,706
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
230,000	4.000		05/01/2026	231,627
240,000	4.000		05/01/2027	244,953
250,000	4.000		05/01/2028	255,540
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB+)
645,000	3.750		05/01/2026	644,558
1,000,000	4.200		05/01/2031	1,000,239
1,000,000	4.350		05/01/2036	1,000,039
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
365,000	2.500		05/01/2030	352,795
375,000	2.500		05/01/2031	357,340
300,000	3.000		05/01/2032	297,988
300,000	3.000		05/01/2033	295,107
245,000	3.000		05/01/2034	234,773
255,000	3.000		05/01/2035	241,801
260,000	3.000		05/01/2036	242,766
Hickory Tree Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
500,000	4.500		05/01/2031	506,124
1,000,000	5.150		05/01/2044	976,606
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,700,000	5.000		03/01/2039	1,392,302
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project Series 2025 (NR/BB+)
10,725,000	6.000	(c)	07/01/2045	10,638,989
Higher Educational Facilities Financing Authority RB for Rollins College Project Series 2024 (A2/NR)
3,000,000	4.125		12/01/2054	2,663,859
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
200,000	3.250		05/01/2031	192,673
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250		05/01/2031	134,871
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
550,000	4.250	(c)	12/15/2029	557,214
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
2,350,000	4.250		05/01/2036	2,305,992
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
10,000	3.375		11/01/2025	9,995
220,000	3.875		11/01/2031	219,583
340,000	4.200		11/01/2039	319,206

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
$225,000	4.875%		11/01/2027	$228,111
865,000	5.375		11/01/2037	878,143
770,000	5.500		11/01/2047	774,836
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
45,000	4.875		11/01/2027	45,622
330,000	5.500		11/01/2047	332,073
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
645,000	4.000		11/01/2028	649,753
700,000	4.500		11/01/2038	687,365
Hillcrest Preserve Community Development District Special Assessment Bonds Series 2024 (NR/NR)
615,000	4.375	(c)	05/01/2031	621,712
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
1,020,000	3.500	(c)	05/01/2031	1,001,794
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800		05/01/2031	236,945
Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/NR)
370,000	4.700		05/01/2031	380,570
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
800,000	5.600		05/01/2044	813,592
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
25,000	4.000		11/01/2025	24,998
165,000	4.500		11/01/2031	176,864
170,000	5.000		11/01/2041	177,499
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000		05/01/2031	710,370
933,000	3.000		05/01/2037	790,448
Housing Finance Authority of Broward County Multifamily Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aa1/NR) (PUTABLE)
1,705,000	4.050	(a)(b)	09/01/2056	1,712,151
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aa1/NR)
3,730,000	3.250	(a)(b)	09/01/2042	3,740,796
Housing Finance Authority of Lee County Florida Multifamily Housing RB Lof TS On Lemon II Series 2025B (Aa1/NR) (PUTABLE)
4,000,000	3.125	(a)(b)	10/01/2029	4,017,772
Housing Finance Authority of Miami-Dade County Florida Multifamily Housing RB Series 2025A (Aa1/NR)
6,850,000	3.250	(a)(b)	02/01/2044	6,905,412

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Housing Finance Authority of Miami-Dade County Multifamily Housing RB for St. Mary Towers Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
$1,000,000	3.400	%(a)(b)	04/01/2041	$1,000,198
Housing Finance Authority of Pinellas County Multifamily Housing RB for Citrus Grove Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,835,000	3.300	(a)(b)	01/01/2042	1,836,354
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
290,000	4.850		06/15/2031	294,727
1,040,000	5.375		06/15/2044	1,028,396
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
210,000	5.000	(c)	11/01/2039	211,980
Ibis Landing Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
450,000	4.125		06/15/2030	455,304
525,000	4.700		06/15/2035	537,305
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
1,360,000	5.750		12/15/2043	1,410,405
Jacksonville Housing Finance Authority Multifamily Housing RB Series 2025 (Aa1/NR)
1,750,000	3.400	(a)(b)	07/01/2058	1,759,186
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
16,500,000	5.250		10/01/2049	17,667,288
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
500,000	4.625		05/01/2032	509,757
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)
1,175,000	4.500	(c)	05/01/2038	1,154,582
1,855,000	4.625	(c)	05/01/2048	1,709,826
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750		05/01/2031	625,959
765,000	3.125		05/01/2041	603,632
K-Bar Ranch III Community Development District City of Tampa, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,110,000	4.100	(c)	05/01/2030	1,118,380
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
645,000	6.000		11/01/2043	664,598
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area Two Project) (NR/NR)
225,000	4.375		05/01/2032	228,712
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
900,000	5.375		05/01/2055	870,316
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
155,000	3.000		05/01/2030	152,792
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.125		05/01/2041	593,456

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
$630,000	4.900%		05/01/2033	$658,336
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625		05/01/2037	1,001,129
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
485,000	3.125		06/15/2030	483,300
375,000	4.000		06/15/2040	363,657
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600		06/15/2041	636,002
Kings Creek I Community Development District City of Jacksonville Florida Special Assessment Bonds Series 2025 (Assessment Area One Project) (NR/NR)
500,000	5.000		05/01/2036	513,158
Kingston One Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
2,000,000	5.000		05/01/2035	2,073,399
3,500,000	5.750		05/01/2045	3,558,497
Knightsbridge Community Development District Special Assessment Bonds Series 2024 (NR/NR)
215,000	4.250	(c)	06/15/2031	219,584
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
115,000	4.500		05/01/2027	115,448
225,000	5.000		05/01/2032	230,298
645,000	5.500		05/01/2042	650,655
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
465,000	4.500	(c)	05/01/2030	474,611
545,000	5.250	(c)	05/01/2043	551,422
Lake Harris Community Development District 2023 Project Area Special Assessment Bonds Series 2023 (NR/NR)
145,000	4.700		05/01/2030	148,626
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
625,000	4.750		05/01/2031	638,284
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/NR)
530,000	5.500		05/01/2045	526,156
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
300,000	3.500		05/01/2030	294,786
320,000	4.000		05/01/2035	313,244
Lakeside at Satilla Community Development District Osceola County Florida Capital Improvement RB, Series 2025 (NR/NR)
500,000	3.750	(c)	05/01/2030	496,094
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
625,000	5.625		05/01/2043	644,590
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
35,000	2.625		05/01/2026	34,731
125,000	3.200		05/01/2031	120,780

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
$365,000	3.400%		05/01/2030	$362,430
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000	3.250		05/01/2029	221,900
200,000	3.850		05/01/2039	180,568
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000		05/01/2030	454,939
750,000	3.500		05/01/2040	644,065
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
290,000	2.625		05/01/2031	272,468
1,000,000	3.100		05/01/2041	801,279
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
230,000	3.800		05/01/2029	231,188
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
220,000	4.300	(c)	05/01/2027	221,987
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
465,000	3.200	(c)	05/01/2029	460,591
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
175,000	3.800		05/01/2029	175,696
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,605,000	4.875		05/01/2035	1,605,969
905,000	4.875		05/01/2045	871,160
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
310,000	4.625		05/01/2027	314,106
1,000,000	5.250		05/01/2037	1,014,232
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
655,000	4.250		05/01/2028	661,082
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,550,000	4.750		05/01/2029	1,584,693
2,250,000	5.300		05/01/2039	2,278,149
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
480,000	5.250		05/01/2044	482,950
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project Series 2023 (NR/NR)
2,400,000	6.125		05/01/2043	2,529,815
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
120,000	4.250		05/01/2026	120,306
5,470,000	5.000		05/01/2036	5,499,440
3,945,000	5.125		05/01/2046	3,937,215
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000		05/01/2028	481,915
500,000	2.000		05/01/2029	474,410

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA) – (continued)
$1,685,000	2.625%		05/01/2037	$1,416,291
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
435,000	3.000		05/01/2041	348,370
Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
485,000	5.300		05/01/2044	487,974
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
440,000	3.200	(c)	05/01/2030	430,297
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
200,000	3.875		05/01/2029	201,961
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
460,000	4.125	(c)	11/01/2028	464,386
250,000	4.750	(c)	11/01/2048	235,560
Landings Community Development District City of Palm Coast Florida Special Assessment Bonds North Tract Series 2024 (NR/NR)
275,000	5.000		05/01/2031	280,512
1,025,000	5.500		05/01/2044	1,027,741
860,000	5.800		05/01/2055	860,857
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
500,000	3.000		05/01/2026	497,295
520,000	3.000		05/01/2027	515,562
535,000	3.000		05/01/2028	528,257
550,000	3.000		05/01/2029	541,280
1,605,000	3.000		05/01/2035	1,444,237
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
455,000	3.375		05/01/2030	445,663
925,000	4.000		05/01/2038	864,493
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	4.375		05/01/2027	160,888
435,000	4.750		05/01/2032	448,637
370,000	5.000		05/01/2042	371,908
Lee County Florida Airport RB Series 2024 (AMT) (A2/NR)
1,475,000	5.000		10/01/2037	1,590,975
Lee County IDA Hospital Revenue Refunding Bonds Lee Health Sys Inc Series 2019 A-2 (A2/A+)
4,590,000	5.000	(a)(b)	04/01/2033	4,594,477
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
2,375,000	5.250		11/15/2044	2,414,320
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
1,850,000	4.750		11/15/2029	1,865,997

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
$340,000	3.500%		05/01/2026	$339,651
Leomas Landing Community Development District City of Lake Wales Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
370,000	4.500		11/01/2032	374,405
Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024 (NR/NR)
1,000,000	5.375		05/01/2044	975,315
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,150,000	5.000		05/01/2038	1,162,325
Longleaf Community Development District (NR/NR)
336,000	5.375		05/01/2030	336,314
Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
700,000	5.200		05/01/2044	676,520
Longleaf Community Development District Capital Improvement RB Series 2024 (NR/NR)
340,000	4.500	(c)	05/01/2031	347,439
Lowery Hills Community Development District City of Lake Alfred Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
340,000	4.550	(c)	05/01/2032	345,072
750,000	5.625	(c)	05/01/2045	740,690
LT Ranch Community Development District Capital Improvement RB Series 2022-1 (NR/NR)
100,000	5.300		05/01/2032	105,613
285,000	5.750		05/01/2042	296,582
460,000	5.900		05/01/2053	470,185
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
975,000	3.400		05/01/2030	957,613
1,420,000	4.000		05/01/2040	1,326,823
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
435,000	4.875		05/01/2031	444,034
315,000	5.700		05/01/2044	315,834
1,145,000	5.750		05/01/2044	1,151,881
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
360,000	3.250		05/01/2031	346,987
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
95,000	2.500		05/01/2026	94,176
700,000	3.125		05/01/2031	671,712
775,000	3.450		05/01/2041	642,045
LTC Ranch West Residential Community Development District Special Assessment Refunding RB for Assessment Area Four Project – Pod 2 Series 2024-Aa4 (NR/NR)
1,000,000	5.375		05/01/2044	973,063

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$235,000	4.000%		05/01/2029	$237,187
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
750,000	3.625		06/15/2030	743,560
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
650,000	4.650		05/01/2032	661,943
Malabar Springs Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
440,000	4.500		05/01/2031	445,521
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
760,000	6.625	(c)	05/01/2053	868,003
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
350,000	4.000		05/01/2032	330,433
1,050,000	4.250		05/01/2042	892,387
Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
220,000	5.100		05/01/2031	225,193
435,000	5.700		05/01/2044	438,209
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
850,000	4.750	(c)	11/01/2029	870,876
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A+)
745,000	4.450		05/01/2030	745,707
Meadow Pointe III Community Development District Pasco County, Florida Capital Improvement Revenue Refunding Bonds Series 2015A-1 (NR/A+)
520,000	4.400		05/01/2031	520,164
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.000		05/01/2031	476,931
1,780,000	3.250		05/01/2041	1,433,225
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
750,000	5.400		05/01/2043	767,271
Miami Dade County Aviation Revenue Refunding Bonds Series 2015A (NR/A+)
34,650,000	5.000		10/01/2038	34,691,344
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
21,840,000	5.000		10/01/2040	22,054,237
Miami RB Refunding Parking System Series 2019 (BAM) (A1/AA)
1,000,000	4.000		10/01/2038	1,000,565
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
765,000	4.750		11/01/2027	777,171
850,000	5.125		11/01/2039	861,057
2,350,000	5.250		11/01/2049	2,359,701

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (NR/A+)
$2,225,000	5.000%		10/01/2049	$2,229,663

Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
3,130,000	5.000		10/01/2027	3,261,925
2,295,000	5.000		10/01/2028	2,437,366

Miami-Dade County Capital Asset Acquisition Special Obligation Bonds Series 2023A (Aa2/AA)
3,770,000	5.000		04/01/2045	3,900,574
1,865,000	5.000		04/01/2048	1,925,931

Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds for University of Miami Issue Series 2024B (A2/A-)
9,110,000	5.000		04/01/2030	10,001,406
9,565,000	5.000		04/01/2031	10,658,484
10,045,000	5.000		04/01/2032	11,295,273
Miami-Dade County Expressway Authority Toll System RB, Series 2010 A (A3/A)
1,400,000	5.000		07/01/2040	1,406,245
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
960,000	5.000	(c)	07/01/2037	948,228
1,440,000	5.250	(c)	07/01/2042	1,372,411
Miami-Dade County Seaport Revenue Refunding Bonds Series 2021A (AGM) (A3/AA)
10,000,000	4.000		10/01/2041	9,455,056
Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
2,715,000	5.250		10/01/2052	2,748,863
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
1,425,000	4.000		10/01/2051	1,311,361
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A (AMT) (A3/NR)
2,030,000	5.000		10/01/2042	2,077,759
Miami-Dade County, Florida Water & Sewer System RB, Series 2024-A (Aa3/AA)
17,400,000	5.250		10/01/2054	18,266,593
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
5,120,000	5.000		05/01/2037	5,121,298
Mirada Community Development District Pasco County Florida Capital Improvement RB Series 2024 Assessment Area Five (NR/NR)
600,000	5.000		05/01/2034	616,976
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
470,000	4.750		05/01/2031	477,870
Mirada II Community Development District Pasco County Florida Capital Improvement RB, Series 2025 (NR/NR)
245,000	4.000	(c)(h)	05/01/2030	244,516
1,315,000	5.500	(c)(h)	05/01/2045	1,316,879
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
105,000	2.500		05/01/2026	102,848
740,000	3.125		05/01/2031	684,084

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
$205,000	4.625%		05/01/2027	$206,822
200,000	5.125		05/01/2032	209,632
Miromar Lakes Community Development District Lee County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
490,000	5.000		05/01/2026	494,139
520,000	5.000		05/01/2027	532,387
545,000	5.000		05/01/2028	566,512
1,500,000	5.000		05/01/2035	1,615,858
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
670,000	3.375		12/15/2030	660,256
1,500,000	4.000		12/15/2039	1,379,158
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500		05/01/2031	488,128
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000	3.500	(c)	05/01/2031	29,435
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000	3.500	(c)	05/01/2026	124,628
130,000	3.500	(c)	05/01/2027	129,802
135,000	3.500	(c)	05/01/2028	134,648
140,000	3.500	(c)	05/01/2029	139,471
700,000	3.500	(c)	05/01/2038	626,759
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
425,000	4.875		05/01/2031	434,477
455,000	5.750		05/01/2044	461,129
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
250,000	4.625		05/01/2031	254,746
375,000	5.450		05/01/2044	375,495
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
70,000	2.625		05/01/2026	69,467
280,000	3.125		05/01/2031	268,820
North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/NR)
215,000	5.625		05/01/2030	223,785
525,000	6.375		05/01/2043	557,162
North Miami FLA Community Redevelopment Agency Redevelopment RB 2024 (NR/A)
595,000	5.000		03/01/2027	611,580
200,000	5.000		03/01/2028	209,501
600,000	5.000		03/01/2029	639,591
425,000	5.000		03/01/2032	467,775
455,000	5.000		03/01/2033	502,514
565,000	5.000		03/01/2034	625,443
1,000,000	5.000		03/01/2038	1,065,433
585,000	5.000		03/01/2040	614,000
1,000,000	5.000		03/01/2041	1,035,829
585,000	5.000		03/01/2042	599,770

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
North Miami FLA Community Redevelopment Agency Redevelopment RB 2024 (NR/A) – (continued)
$1,100,000	5.000%		03/01/2043	$1,116,721
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
185,000	2.450		11/01/2026	182,342
670,000	3.000		11/01/2031	637,265
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
210,000	5.250	(c)	05/01/2032	218,764
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
495,000	3.125		05/01/2030	483,350
430,000	3.625		05/01/2040	379,368
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000		10/01/2030	713,771
575,000	5.000		10/01/2031	623,063
1,025,000	5.000		10/01/2033	1,094,149
1,205,000	5.000		10/01/2034	1,280,262
1,000,000	5.000		10/01/2036	1,053,513
1,975,000	5.000		10/01/2037	2,073,746
2,075,000	5.000		10/01/2038	2,164,667
Northlake Stewardship District Manatee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
400,000	4.250		05/01/2030	401,062
Northridge Community Development District Pasco County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,175,000	4.550	(c)	05/01/2030	1,206,372
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
235,000	4.875		05/01/2030	241,861
Okaloosa County Florida Industrial Development RB Air Force Enlisted Village Inc. Project Series 2025 (NR/NR)
1,100,000	5.500	(c)(h)	05/15/2045	1,108,685
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
300,000	3.000		06/15/2030	292,197
315,000	4.000		06/15/2040	286,789
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
295,000	4.250		06/15/2030	302,097
585,000	5.250		06/15/2043	598,249
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
625,000	4.100		05/01/2029	631,186
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
7,750,000	4.500		10/01/2056	7,282,577
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000	1.250	(a)(b)	10/01/2046	3,934,410
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
350,000	3.500		05/01/2030	340,337
Osceola County Expressway System Senior Lien Convertible Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000	6.150	(d)	10/01/2031	5,922,315

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
$3,270,000	5.875%		11/01/2037	$3,358,342
3,490,000	6.000		11/01/2047	3,550,083

Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
525,000	4.875	(c)	11/01/2028	535,649

Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (NR/BBB+)
400,000	5.000		10/01/2026	406,391

Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)
40,000	2.375	(c)	05/01/2026	39,640
180,000	2.875	(c)	05/01/2031	170,404
365,000	3.300	(c)	05/01/2041	296,870

Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
505,000	5.200		05/01/2044	499,652

Paddocks Community Development District Capital Improvement RB Series 2024 (NR/NR)
580,000	4.250	(c)	05/01/2031	585,734
1,025,000	5.125	(c)	05/01/2044	991,001

Palermo Community Development District Lee County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
250,000	4.375		06/15/2032	255,007

Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
445,000	4.125		06/15/2030	453,324
950,000	5.000		06/15/2043	953,397

Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
4,000,000	5.000		10/01/2034	4,234,751
1,810,000	5.000		10/01/2043	1,802,874
3,280,000	5.250		10/01/2053	3,223,322

Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000		11/15/2041	228,655
1,030,000	5.000		11/15/2042	1,037,084

Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000		05/15/2053	1,817,098
4,000,000	5.000		05/15/2053	3,752,842

Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000		05/15/2030	626,633
8,190,000	4.000		05/15/2036	7,989,922

Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000	7.500		05/15/2053	1,047,540

Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
725,000	4.700		05/01/2033	746,047
400,000	5.400		05/01/2043	404,436

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$275,000	2.800%		05/01/2031	$258,391
730,000	3.125		05/01/2041	576,015
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
245,000	3.750		05/01/2030	244,306
965,000	4.150		05/01/2040	895,577
Palm Gate Community Development District City of Florida City Florida Special Assessment Bonds Series 2025 (NR/NR)
965,000	4.375		06/15/2032	977,039
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500		11/01/2025	214,946
225,000	3.500		11/01/2026	225,048
230,000	3.500		11/01/2027	230,523
240,000	3.500		11/01/2028	240,493
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)
765,000	4.000	(c)	05/01/2050	632,688
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
350,000	3.750		05/01/2031	350,323
1,045,000	4.000		05/01/2036	1,045,308
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
105,000	4.000		05/01/2027	105,445
3,575,000	5.000		05/01/2039	3,596,262
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
655,000	2.875		11/01/2031	610,833
1,150,000	3.150		11/01/2041	908,194
Parker Pointe Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
700,000	5.500		05/01/2044	698,365
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
390,000	4.750		05/01/2030	400,726
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125		05/01/2030	605,414
800,000	3.750		05/01/2040	700,086
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250		05/01/2031	349,168
1,030,000	4.500		05/01/2038	999,854
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/A-)
265,000	4.000		05/01/2026	265,957
275,000	4.000		05/01/2027	278,286
285,000	4.125		05/01/2028	291,227
Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
300,000	4.625		05/01/2030	305,938
515,000	5.375		05/01/2043	518,312

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
$220,000	4.000%		05/01/2030	$222,165
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
390,000	5.000		05/01/2031	397,680
Parrish Lakes II Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
1,170,000	4.250		05/01/2031	1,183,309
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
250,000	5.625		05/01/2044	253,642
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
325,000	4.875		05/01/2031	333,110
695,000	5.800		05/01/2044	709,562
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
65,000	2.500		05/01/2026	64,510
335,000	3.125		05/01/2031	323,911
Pasadena Ridge Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
665,000	4.350		05/01/2031	672,962
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
210,000	3.250		05/01/2031	202,920
700,000	3.550		05/01/2041	590,768
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
480,000	5.250		09/01/2035	536,504
500,000	5.250		09/01/2036	554,231
250,000	5.500		09/01/2037	278,715
210,000	5.500		09/01/2038	232,120
3,665,000	5.750		09/01/2054	3,908,839
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
475,000	4.000		05/01/2026	476,224
515,000	4.000		05/01/2028	524,670
1,315,000	4.500		05/01/2031	1,341,782
Peace Creek Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
910,000	5.450		05/01/2045	898,013
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
390,000	4.250		06/15/2030	396,909
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
345,000	4.500	(c)	05/01/2032	350,405
500,000	5.600	(c)	05/01/2045	496,986

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
$695,000	5.000%		05/01/2031	$703,252
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500		11/01/2033	1,330,730
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
225,000	3.000	(c)	12/15/2031	221,030
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
540,000	2.000		05/01/2028	515,202
555,000	2.000		05/01/2029	520,528
565,000	2.125		05/01/2030	519,966
1,000,000	2.625		05/01/2034	873,077
990,000	2.800		05/01/2037	815,001
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,300,000	5.000		07/01/2029	1,326,744
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
170,000	3.250		05/01/2031	164,268
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
3,320,000	3.200		05/01/2031	3,207,906
1,870,000	3.500		05/01/2037	1,688,722
Preserve at Legends Pointe Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/NR)
520,000	5.625	(c)	05/01/2045	525,722
Preserve at Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
215,000	4.600		05/01/2031	219,601
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
235,000	4.750		11/01/2029	241,976
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
555,000	3.500		11/01/2030	557,731
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
55,000	2.500		05/01/2026	54,664
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
280,000	3.250		05/01/2027	277,864
1,820,000	4.000		05/01/2042	1,605,776
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
690,000	5.875		12/15/2043	725,984
Quail Roost Community Development District Miami-Dade County, Florida Special Assessment Bonds Series 2025 (NR/NR)
327,000	5.800		05/01/2045	338,058
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
60,000	2.200		12/15/2026	59,045

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR) – (continued)
$480,000	2.700%		12/15/2031	$454,960
720,000	3.125		12/15/2041	575,710
Radiance Community Development District Flagler County Florida Special Assessment Bonds, Series 2025 (NR/NR)
910,000	5.000	(c)	05/01/2030	936,312
Ranches At Lake Mcleod Community Development District Polk County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
300,000	4.250		06/15/2030	304,916
370,000	4.550		06/15/2035	376,745
600,000	5.450		06/15/2045	600,107
Ranches at Lake Mcleod Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
625,000	5.250		06/15/2043	632,750
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)
150,000	4.500	(c)	05/01/2029	152,940
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
90,000	4.250		11/01/2025	90,019
Reflection Bay Community Development District Palm Beach County Florida Special Assessment Bonds, Series 2025 (NR/NR)
230,000	4.500		05/01/2030	233,996
425,000	5.000		05/01/2035	440,602
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
325,000	4.250		05/01/2031	329,874
Reserve at Van Oaks Community Development District City of Auburndale, Florida Special Assessment Bonds, Series 2023 Project (NR/NR)
670,000	5.125		05/01/2043	678,144
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
360,000	4.000		05/01/2030	363,366
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000	3.000		05/01/2036	1,037,535
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
340,000	4.000		05/01/2030	345,940
615,000	4.500		05/01/2040	606,360
610,000	4.750		05/01/2050	569,578
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	3.000		05/01/2032	184,054
400,000	3.300		05/01/2042	330,437
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/NR)
250,000	4.750		05/01/2030	254,847
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
195,000	4.750		05/01/2027	196,941
695,000	5.000		05/01/2032	723,285

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
$105,000	4.375%		05/01/2030	$106,947
270,000	5.250		05/01/2043	273,181
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000	4.000		05/01/2031	2,397,268
890,000	4.000		05/01/2035	890,600
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
150,000	2.375		05/01/2026	148,607
600,000	3.000		05/01/2031	573,770
River Hall Community Development District (Lee County, Florida) Capital Improvement RB Series 2024 (Assessment Area 5) (NR/NR)
675,000	4.550	(c)	05/01/2031	685,690
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
700,000	6.250		05/01/2043	736,953
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
690,000	3.250		05/01/2031	668,083
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
80,000	3.000		05/01/2026	79,556
890,000	3.000		05/01/2031	850,661
885,000	3.000		05/01/2036	772,062
River Landing Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
635,000	5.200		05/01/2045	625,707
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
470,000	3.600		05/01/2030	463,592
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
200,000	3.000		05/01/2031	190,772
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
300,000	3.000	(c)	05/01/2031	286,158
Riversong Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,090,000	5.400	(c)(h)	05/01/2045	1,087,267
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.500		05/01/2044	1,008,810
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2025 (NR/NR)
300,000	4.375	(c)	05/01/2035	302,803
500,000	5.200	(c)	05/01/2045	492,086
Rivington Community Development District Special Assessment RB Series 2022 (NR/NR)
4,050,000	4.000		05/01/2052	3,277,774
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
700,000	3.650		05/01/2032	667,297
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
965,000	3.750		05/01/2042	812,974

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$140,000	5.625	%(c)	05/01/2029	$143,619
830,000	6.250	(c)	05/01/2042	867,783
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
410,000	4.250		05/01/2031	413,800
1,000,000	5.000		05/01/2044	957,945
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
415,000	2.850		05/01/2027	407,121
1,100,000	3.200		05/01/2032	1,047,842
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400		11/01/2041	336,941
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
820,000	5.000		05/01/2043	819,920
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
275,000	4.200		05/01/2031	277,641
750,000	5.000		05/01/2044	723,589
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
205,000	5.700		05/01/2030	213,438
1,000,000	6.500		05/01/2043	1,070,438
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000	5.750	(c)	11/01/2043	672,429
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
1,625,000	5.000		05/01/2044	1,624,952
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	3.000		06/15/2030	314,124
290,000	4.000		06/15/2040	271,868
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
165,000	2.625		12/15/2027	161,610
355,000	3.100		12/15/2032	340,510
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
450,000	4.750		05/01/2031	460,826
Saltmeadows Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2025 (NR/NR)
345,000	4.300	(c)	05/01/2030	349,716
360,000	4.800	(c)	05/01/2035	368,778
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
585,000	5.250		05/01/2042	590,925
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
660,000	2.375		05/01/2035	559,850
1,425,000	2.625		05/01/2040	1,077,766

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$870,000	3.750	%(c)	06/15/2031	$863,951

Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000		11/01/2031	441,636
1,100,000	3.300		11/01/2041	950,193

Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	5.750		11/01/2042	520,863

Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
2,520,000	4.000		07/01/2048	2,211,710

Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
625,000	5.250		06/15/2044	619,054

Savanna Lakes Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
815,000	5.125	(c)	06/15/2043	823,335

Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
350,000	5.250		11/01/2030	361,319

Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
265,000	4.700	(c)	05/01/2031	270,321
700,000	5.550	(c)	05/01/2044	700,445

Sawgrass Village Community Development District Manatee County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
445,000	4.875		05/01/2030	455,161
1,260,000	5.500		05/01/2043	1,276,271

Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
1,100,000	6.125		11/01/2043	1,145,924

Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.250		05/01/2030	461,715
560,000	3.750		05/01/2040	508,523

Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
385,000	5.125		05/01/2030	395,240

Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
400,000	6.500		11/01/2043	421,851

Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
170,000	3.750		05/01/2027	169,764
540,000	4.125		05/01/2032	542,671
1,190,000	4.500		05/01/2042	1,106,071

Seagrove Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
855,000	4.250		06/15/2031	865,383
785,000	4.875		06/15/2044	745,628

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
$725,000	5.250	%(c)	06/15/2043	$737,694
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
600,000	5.000		06/15/2043	605,975
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
300,000	4.400		10/01/2027	301,947
550,000	5.000		10/01/2032	570,172
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,220,000	5.200	(c)	05/01/2044	1,161,341
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
905,000	5.500		05/01/2043	921,778
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
2,890,000	4.700		05/01/2034	2,923,034
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
735,000	4.500	(c)	11/01/2029	747,500
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
335,000	4.625		05/01/2030	342,908
725,000	5.500		05/01/2043	741,632
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500		06/15/2041	885,850
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,545,000	4.000		05/01/2029	1,560,296
5,000,000	4.750		05/01/2039	4,988,114
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	3.300		06/15/2032	153,068
450,000	4.000		06/15/2042	396,445
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
995,000	5.550		05/01/2044	1,001,033
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
900,000	3.000		06/15/2032	853,935
1,905,000	3.250		06/15/2042	1,612,610
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
695,000	5.375		05/01/2043	708,165
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
60,000	2.500		05/01/2026	59,473
325,000	3.100		05/01/2031	312,251
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
80,000	2.500		05/01/2026	79,402

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR) – (continued)
$710,000	3.000%		05/01/2031	$678,617
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
70,000	3.125		11/01/2025	69,956
495,000	3.625		11/01/2031	499,666
300,000	4.125		11/01/2040	288,470
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
550,000	5.100		05/01/2044	529,534
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
1,100,000	5.500		05/01/2043	1,123,156
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000	5.200		05/01/2031	522,664
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,400,000	6.000	(c)	05/01/2045	1,425,259
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
950,000	5.625	(c)	05/01/2044	926,993
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
700,000	5.250		05/01/2043	711,332
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
65,000	2.375		06/15/2026	64,413
175,000	2.875		06/15/2031	169,769
475,000	3.250		06/15/2041	392,440
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
465,000	3.625		05/01/2026	463,671
975,000	4.125		05/01/2036	946,556
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
730,000	4.500	(c)	11/01/2029	743,591
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
480,000	4.625		05/01/2029	490,826
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
370,000	3.000		11/01/2025	369,590
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
100,000	2.400		05/01/2026	99,235
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
300,000	3.250		05/01/2029	294,582
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
600,000	4.000		05/01/2030	611,591
330,000	4.300		05/01/2040	324,260

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR) – (continued)
$300,000	4.500%		05/01/2046	$281,935
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
580,000	5.375		05/01/2044	573,606
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
410,000	4.375		05/01/2031	416,939
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000		12/15/2036	826,685
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
3,065,000	5.000		06/01/2047	3,201,169
St. Johns County, Florida Water and Sewer RB, Series 2022 (Aa2/AAA)
12,645,000	5.000		06/01/2052	13,143,678
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
45,000	2.450		05/01/2026	44,592
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	2.375	(c)	06/15/2026	74,184
Stillwater Community Development District St. Johns County Florida Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.000	(c)	06/15/2031	94,910
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
290,000	3.000		05/01/2026	289,741
Stonegate Preserve Community Development District Manatee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
745,000	5.700		06/15/2045	761,280
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
460,000	3.000	(c)	11/01/2032	429,317
585,000	3.300	(c)	11/01/2041	475,484
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
660,000	6.375		11/01/2052	707,577
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000		06/15/2030	433,805
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
825,000	5.375		06/15/2043	859,374
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
145,000	2.500	(c)	12/15/2025	144,619
500,000	3.000	(c)	12/15/2030	495,372
1,000,000	3.500	(c)	12/15/2040	910,620
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
500,000	3.625		12/15/2030	494,165
870,000	4.000		12/15/2039	799,068

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$55,000	3.125%		12/15/2025	$54,904
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
150,000	4.300		06/15/2027	151,311
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
265,000	4.450		06/15/2031	270,944
545,000	5.250		06/15/2044	546,834
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	3.000		06/15/2032	234,102
1,000,000	3.250		06/15/2042	794,218
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
65,000	2.375	(c)	06/15/2026	64,458
225,000	2.875	(c)	06/15/2031	220,331
275,000	3.300	(c)	06/15/2041	243,453
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
55,000	4.250		06/15/2027	55,400
260,000	4.500		06/15/2032	268,985
585,000	5.000		06/15/2042	588,811
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
545,000	5.250	(c)	05/01/2044	541,154
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	3.150		05/01/2031	264,362
650,000	3.450		05/01/2041	538,489
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
455,000	3.300		05/01/2031	440,346
750,000	3.750		05/01/2040	657,754
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
35,000	2.400		05/01/2026	34,718
160,000	3.000		05/01/2031	156,386
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000	2.750	(c)	05/01/2031	366,092
700,000	3.150	(c)	05/01/2041	601,790
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250		05/01/2030	165,090
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
230,000	4.200		05/01/2027	230,972
460,000	4.600		05/01/2032	471,112
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
390,000	2.500		05/01/2029	377,785
710,000	2.875		05/01/2033	658,640
1,425,000	3.000		05/01/2038	1,205,581

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$550,000	3.500%		05/01/2029	$549,013
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
200,000	3.000		05/01/2026	198,970
1,120,000	3.500		05/01/2031	1,115,211
1,355,000	4.000		05/01/2036	1,329,310
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
80,000	2.375		05/01/2026	79,262
285,000	3.000		05/01/2031	271,575
Tampa Bay Water Utility System Refunding RB Series 2015A (Aa1/AA+)
7,090,000	4.000		10/01/2028	7,090,000
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800		05/01/2036	1,117,175
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,655,000	3.400		06/15/2032	1,591,047
Terreno Community Development District Collier County, Florida Special Assessment Bonds Series 2025 (NR/NR)
375,000	4.550		05/01/2032	382,936
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,415,000	5.000		05/01/2043	1,414,861
The School Board of Sumter County Florida Certificates of Participation Series 2024 (AGM) (NR/AA)
3,100,000	5.250		01/01/2049	3,289,442
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
270,000	2.350		12/15/2026	265,674
750,000	3.000		12/15/2031	711,639
2,000,000	3.300		12/15/2041	1,616,583
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
205,000	3.000		05/01/2027	203,959
210,000	3.125		05/01/2028	209,373
915,000	3.375		05/01/2032	903,788
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600		05/01/2041	642,389
Tolomato Community Development District City of Jacksonville Duval County and St. Johns County Florida Special Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
6,735,000	4.000		05/01/2040	6,412,490
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)
330,000	5.200	(c)	05/01/2028	338,286
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
200,000	4.625		05/01/2028	203,210

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
$4,685,000	3.000%		05/01/2033	$4,614,795
5,280,000	3.000		05/01/2037	4,854,742
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
600,000	3.850		05/01/2029	605,946
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000		05/01/2033	1,993,315
4,920,000	3.000		05/01/2040	4,294,912
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
2,415,000	3.750	(c)	05/01/2029	2,431,012
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,600,000	5.000		11/01/2029	1,644,225
95,000	5.375		11/01/2039	98,519
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
310,000	4.250	(c)	06/15/2028	313,202
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
65,000	3.125		12/15/2025	64,862
735,000	3.625		12/15/2031	717,726
450,000	4.000		12/15/2040	402,144
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A3/A-)
750,000	5.000		04/01/2030	789,433
650,000	5.000		04/01/2031	683,471
10,430,000	5.000		04/01/2048	10,556,271
Town of Davie, Florida Educational Facilities Revenue and Refunding Bonds (Nova Southeastern University Project), Series 2018 (A3/A-)
550,000	5.000		04/01/2032	576,898
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000		07/01/2043	2,002,028
7,000,000	4.000		07/01/2047	6,754,858
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
305,000	4.000		05/01/2030	307,844
690,000	4.375		05/01/2039	669,429
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
415,000	3.125	(c)	05/01/2030	408,155
475,000	3.625	(c)	05/01/2040	425,555
Towns at Woodsdale Community Development District Pasco County Capital Improvement RB, Series 2023 (NR/NR)
645,000	6.125	(c)	11/01/2043	673,640
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.300		05/01/2026	99,121
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)
485,000	5.250	(c)	11/01/2039	500,629
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
235,000	3.250	(c)	05/01/2030	226,084

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$1,190,000	3.125	%(c)	11/01/2041	$943,282
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
65,000	2.500		11/01/2026	64,039
200,000	3.000		11/01/2031	189,292
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
400,000	4.125		05/01/2029	404,563
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000	4.625	(c)	11/01/2038	3,912,505
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
495,000	4.500		11/01/2029	504,642
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750		11/01/2047	1,878,642
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
700,000	3.375		11/01/2030	679,858
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
110,000	4.375		11/01/2025	110,019
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
100,000	3.000		05/01/2027	98,856
460,000	3.375		05/01/2032	442,545
1,430,000	4.000		05/01/2042	1,273,519
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000	4.250		05/01/2031	995,285
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
440,000	4.800		05/01/2031	448,404
1,065,000	5.625		05/01/2044	1,068,911
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
230,000	4.500		05/01/2030	234,129
500,000	5.375		05/01/2043	503,837
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
195,000	5.125		05/01/2030	200,241
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
385,000	3.000		05/01/2026	383,256
400,000	3.125		05/01/2027	398,381
410,000	3.250		05/01/2028	408,829
1,695,000	3.500		05/01/2032	1,680,667
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000	5.000		05/01/2044	1,010,509

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
$1,000,000	3.375%		12/15/2030	$978,958
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,370,000	5.000	(c)	12/15/2032	1,443,338
2,000,000	5.000	(c)	12/15/2037	2,056,100
4,470,000	5.000	(c)	12/15/2047	4,399,660
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
2,800,000	5.750		05/01/2043	2,865,376
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125		05/01/2042	1,443,794
Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
555,000	5.125		11/01/2030	571,622
2,000,000	6.000		11/01/2043	2,073,955
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
425,000	4.800		05/01/2031	434,161
700,000	5.625		05/01/2044	707,804
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
600,000	5.375		05/01/2033	634,283
Union Park East Community Development District Special Assessment Bonds for Assessment Area 3 Project Series 2021 (NR/NR)
205,000	3.350	(c)	05/01/2041	168,027
225,000	4.000	(c)	05/01/2051	185,456
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500		05/01/2027	297,694
310,000	2.500		05/01/2028	304,970
315,000	2.625		05/01/2029	309,936
1,060,000	3.000		05/01/2034	1,015,752
2,130,000	3.125		05/01/2038	1,954,237
1,725,000	3.250		05/01/2040	1,572,185
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2025 (NR/NR)
350,000	4.375	(c)	05/01/2030	355,637
200,000	4.750	(c)	05/01/2035	205,031
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
1,000,000	5.125		05/01/2043	1,008,378
V-Dana Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	4.450		05/01/2032	508,689
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
625,000	4.300		05/01/2030	636,694
795,000	5.250		05/01/2043	802,374
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
525,000	3.500	(c)	05/01/2031	521,359
975,000	4.000	(c)	05/01/2040	902,220

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
$1,000,000	3.625%		05/01/2041	$868,721

Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
815,000	4.625	(c)	05/01/2029	832,469
1,025,000	5.000	(c)	05/01/2038	1,042,728

Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
250,000	4.500		11/01/2029	254,811

Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
365,000	4.500		11/01/2029	372,059

Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
20,000	2.500	(c)	05/01/2026	19,831
130,000	3.100	(c)	05/01/2031	124,459

Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
40,000	2.500	(c)	05/01/2026	39,660
235,000	3.100	(c)	05/01/2031	224,756

Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
175,000	4.500		05/01/2031	178,788

Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
575,000	4.250		05/01/2031	586,212

Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
800,000	5.250		06/15/2043	813,495

Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,050,000	4.250		05/01/2037	995,710

Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
330,000	3.750		05/01/2026	329,274

Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
370,000	3.625	(c)	05/01/2026	369,546

Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
100,000	4.750		11/01/2025	100,059

Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
745,000	4.625		05/01/2031	759,594
750,000	5.500		05/01/2044	752,005

Verano #2 Community Development District Special Assessment Bonds for Assessment Area – Pod D7 Project Area Series 2024 (NR/NR)
495,000	4.550		05/01/2031	502,237

Verano #4 Community Development District City of Port St. Lucie, Florida Special Assessment Bonds, Series 2025 (NR/NR)
750,000	4.800		05/01/2035	765,490

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$1,000,000	6.450%		11/01/2042	$1,054,374

Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
245,000	4.625		05/01/2030	250,999
450,000	5.375		05/01/2043	459,092

Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
85,000	2.375		05/01/2026	84,125
300,000	3.000		05/01/2031	283,991

Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250		05/01/2031	241,449
235,000	4.000		05/01/2040	214,208

Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
250,000	3.250		05/01/2031	241,449
1,050,000	4.000		05/01/2040	957,099

Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
250,000	3.250		05/01/2031	241,449
815,000	4.000		05/01/2040	742,891

Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250		05/01/2030	495,351

Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000		05/01/2027	367,905
385,000	2.000		05/01/2028	365,713
395,000	2.000		05/01/2029	368,635
150,000	2.125		05/01/2030	137,279

Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
115,000	2.300		05/01/2026	113,891
930,000	2.800		05/01/2031	873,389

Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
1,375,000	4.600		05/01/2033	1,413,788
900,000	5.300		05/01/2043	915,109

Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
430,000	3.500		05/01/2030	424,124
805,000	3.750		05/01/2037	742,157

Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)
555,000	3.800		05/01/2028	558,523
1,775,000	4.000		05/01/2033	1,781,291

Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
970,000	3.000		05/01/2029	953,680
1,405,000	3.375		05/01/2034	1,348,940
3,725,000	3.550		05/01/2039	3,349,289

Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
2,825,000	2.625	(c)	05/01/2030	2,712,148
3,255,000	3.000	(c)	05/01/2035	2,966,160

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Village Community Development District No. 15 City of Wildwood, Florida Special Assessment RB, Series 2023 (NR/NR)
$615,000	4.250	%(c)	05/01/2028	$623,315
1,250,000	4.375	(c)	05/01/2033	1,287,503
1,025,000	4.850	(c)	05/01/2038	1,045,851

Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,625,000	3.500		05/01/2032	1,634,357
1,910,000	4.000		05/01/2037	1,915,881

Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
295,000	4.000		05/01/2026	296,780
280,000	4.000		05/01/2027	284,952
295,000	4.000		05/01/2028	301,497
310,000	4.000		05/01/2029	316,646

Village Community Development District Special Assessment RB Series 2021 (NR/NR)
885,000	2.550		05/01/2031	833,730
1,900,000	2.850		05/01/2036	1,658,654
2,400,000	3.000		05/01/2041	1,926,602

Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
235,000	4.875		05/01/2032	242,996
610,000	5.125		05/01/2042	613,301

Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
200,000	3.150		05/01/2032	190,166
500,000	3.450		05/01/2042	406,610

Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR/NR)
80,000	3.125		11/01/2027	79,109

Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
75,000	3.250		05/01/2027	74,405

Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
180,000	4.000		05/01/2029	181,553

Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
245,000	3.200		05/01/2030	243,062

Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
285,000	4.625		05/01/2031	291,696

Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
225,000	3.000		11/01/2025	224,671
230,000	3.200		11/01/2026	228,204
1,400,000	4.125		11/01/2046	1,215,730

Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University Inc. Project Series 2025 (Baa1/BBB+)
600,000	5.000		06/01/2034	649,805

Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University, Inc. Project, Series 2025 (Baa1/BBB+)
850,000	5.000		06/01/2031	918,512
1,000,000	5.000		06/01/2032	1,083,917

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University, Inc. Project, Series 2025 (Baa1/BBB+) – (continued)
$1,270,000	5.000%		06/01/2033	$1,378,341

Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
540,000	5.200		05/01/2044	524,949

Waterford Community Development District Hernando County Florida Capital Improvement RB, Series 2025 (NR/NR)
470,000	4.250		05/01/2030	471,249
500,000	6.000		05/01/2045	513,639

Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
2,145,000	4.000		05/01/2031	2,144,999

Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
500,000	5.125	(c)	11/01/2038	506,647

Wellness Ridge Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
240,000	4.250	(c)	06/15/2031	242,393

Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
340,000	4.250		06/15/2030	346,846

Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
375,000	3.625		11/01/2029	375,203
1,000,000	4.000		11/01/2039	917,579

West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250		06/15/2043	916,911

West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
125,000	2.750	(c)	05/01/2026	124,045
415,000	3.250	(c)	05/01/2031	399,998
515,000	3.625	(c)	05/01/2041	435,297

West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
170,000	4.750		05/01/2032	174,391
300,000	5.125		05/01/2042	297,947

West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.000	(c)	05/01/2031	592,169
1,725,000	4.000	(c)	05/01/2040	1,572,376
1,595,000	4.000	(c)	05/01/2051	1,308,852

West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
100,000	2.400		05/01/2026	99,104
575,000	3.000		05/01/2031	547,914

West Port East Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2025 (Assessment Area One) (NR/NR)
345,000	5.800	(c)	05/01/2045	352,086

West Villages Improvement District Capital Improvement RB for Unit Of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
990,000	5.375		05/01/2044	990,301

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
$355,000	4.625%		05/01/2029	$361,810
585,000	5.375		05/01/2042	599,546
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
415,000	4.625		05/01/2030	425,029
770,000	5.375		05/01/2043	787,504
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,580,000	5.000		05/01/2032	2,631,967
1,930,000	4.500		05/01/2034	1,945,289
3,390,000	5.000		05/01/2037	3,428,004
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
610,000	4.250		05/01/2029	617,653
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
50,000	2.500		05/01/2026	49,436
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
465,000	6.000		05/01/2043	489,475
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
115,000	2.500		05/01/2026	113,976
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
290,000	3.900		05/01/2029	291,909
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
715,000	3.750	(c)	05/01/2029	718,129
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
635,000	4.875		05/01/2031	650,511
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
70,000	2.500		05/01/2026	69,449
650,000	3.000		05/01/2031	621,584
1,400,000	3.250		05/01/2041	1,111,689
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
65,000	5.000		06/15/2029	66,687
1,000,000	5.750		06/15/2042	1,038,529
Westview South Community Development District Counties of Osceola and Polk, Florida Special Assessment Bonds Series 2025 (NR/NR)
2,000,000	6.000	(c)	05/01/2045	2,057,656
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
270,000	4.875		05/01/2028	273,398
665,000	5.375		05/01/2043	670,516

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/NR)

$545,000	5.375%		05/01/2043	$549,521
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)

575,000	5.375		05/01/2043	588,800
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)

115,000	4.250		05/01/2031	116,976
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)

1,090,000	3.750	(c)	06/15/2030	1,080,897

3,350,000	4.250	(c)	06/15/2039	3,090,733
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)

745,000	5.625		05/01/2044	742,002
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)

1,300,000	5.625		05/01/2042	1,343,082
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)

405,000	4.370		05/01/2029	412,150
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)

45,000	2.400		05/01/2026	44,561

300,000	2.950		05/01/2031	282,675

860,000	3.350		05/01/2041	694,399
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250		11/01/2029	202,678

675,000	4.875		11/01/2039	676,527
Winding Oaks Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)

465,000	4.600		05/01/2031	472,088
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)

275,000	4.600		05/01/2031	282,516
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)

900,000	4.000		05/01/2042	779,426
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)

230,000	3.650		05/01/2030	227,818
Windward Preserve Community Development District City of Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR)

175,000	4.125		05/01/2030	175,439

500,000	5.750		05/01/2045	510,682
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)

1,535,000	4.875		05/01/2036	1,538,299

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
$640,000	3.125%		05/01/2030	$619,160
Woodcreek Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
200,000	4.350		05/01/2032	202,012
Woodland Crossing Community Development District (Sumter County, Florida) Special Assessment Bonds, Series 2025 (NR/NR)
410,000	4.875	(c)	05/01/2030	420,522
375,000	5.125	(c)	05/01/2035	388,577
Woodland Preserve Community Development District Manatee County Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
250,000	4.300	(c)	05/01/2032	252,957
Woodland Ranch Estates Community Development District Town of Dundee Florida Special Assessment Bonds Series 2025 (NR/NR)
330,000	4.650		05/01/2032	336,187
Yarborough Lane Community Development District Polk County Florida Special Assessment Bonds Series 2024 (NR/NR)
340,000	4.750		05/01/2031	344,672
875,000	5.350		05/01/2044	859,818
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
40,000	2.500		05/01/2026	39,553
340,000	3.000		05/01/2031	320,718

				1,324,111,105

Georgia - 2.7%
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bowen Project Series 2009 (A3/A/A-2) (PUTABLE)
3,920,000	3.950	(a)(b)	12/01/2032	4,020,352
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (A3/A) (PUTABLE)
1,665,000	3.875	(a)(b)	10/01/2032	1,671,415
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000	4.000		08/01/2053	961,298
City of Atlanta Airport General RB Series 2024A-1 (NON-AMT) (Green Bonds) (Aa3/NR)
1,000,000	5.000		07/01/2041	1,081,238
1,000,000	5.000		07/01/2042	1,070,812
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA-)
4,750,000	3.500		11/01/2043	4,107,703
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
2,380,000	5.750		04/01/2053	2,548,270
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
2,500,000	4.000		01/01/2035	2,500,510
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
840,000	4.000		06/01/2046	792,272

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+) – (continued)
$2,000,000	5.000%		06/01/2049	$2,083,582
1,310,000	5.000		06/01/2054	1,356,756
Development Authority of Bartow County Pollution Control RB First Series 1997 (A3/A)
5,000,000	1.800	(a)	09/01/2029	4,542,791
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
4,355,000	3.375	(a)(b)	11/01/2053	4,380,569
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A3/A/A-1) (PUTABLE)
3,055,000	3.375	(a)(b)	11/01/2048	3,073,800
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
3,800,000	3.700	(a)(b)	10/01/2032	3,879,732
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
4,000,000	4.000		04/01/2050	3,494,320
Development Authority of The Unified Government of Athens-Clarke County Refunding RB for University of Georgia Project - Bolton Commons, LLC Series 2024 (Aa3/NR)
975,000	3.000		06/15/2040	842,780
1,475,000	4.000		06/15/2049	1,360,257
2,070,000	4.000		06/15/2056	1,852,728
Downtown Smyrna Development Authority, Georgia RB (City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000	5.000		02/01/2027	2,736,642
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
290,000	5.000	*	03/01/2027	145,000
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
2,215,000	2.375		01/01/2031	2,067,143
1,850,000	4.000		01/01/2036	1,852,721
Georgia Housing and Finance Authority Single Family Mortgage Bonds 2025 Series A (NON-AMT) (NR/AAA)
7,030,000	4.500		12/01/2045	7,045,645
Georgia Housing and Finance Authority Single Family Mortgage Bonds 2025 Series E (NON-AMT) (GNMA/FNMA/FHLMC) (NR/AAA)
2,000,000	4.850		12/01/2040	2,045,828
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB)
775,000	4.000		08/01/2035	747,353
500,000	4.000		08/01/2036	476,003
750,000	4.000		08/01/2037	704,125
745,000	4.000		08/01/2038	687,932
Housing Authority of Columbus Georgia Multifamily Housing RB Columbus Gardens Project Series 2025 (HUD SECT 8 FHA 221(D4)) (Aa1/NR)
1,250,000	5.000	(a)(b)	04/01/2028	1,288,475
Housing Authority of The City of Decatur Georgia Multifamily Housing RB Philips Tower Project Series 2025 (Aa1/NR)
2,265,000	3.250	(a)(b)	09/01/2028	2,282,274

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Housing Authority of The City of Warner Robins Multifamily Housing RB for Arbours at Wellston Project Series 2024 (Aa1/NR)
$1,585,000	5.000	%(a)(b)	02/01/2029	$1,662,025
Macon Water Authority Georgia Water and Sewer RB Series 2024 (Aa2/AA)
3,050,000	5.000		10/01/2054	3,169,327
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR)
2,800,000	5.000		05/15/2030	2,960,380
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
15,875,000	4.000	(a)(b)	07/01/2052	16,208,786
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
10,295,000	4.000	(a)(b)	05/01/2052	10,546,385
Main Street Natural Gas Inc. Gas Supply RB Series 2022A (A3/NR)
2,185,000	4.000		12/01/2026	2,205,481
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)
3,115,000	4.000	(c)	11/01/2026	3,126,059
Main Street Natural Gas Inc. Gas Supply RB Series 2023A (A3/NR)
15,000,000	5.000	(a)(b)	06/01/2053	15,980,731
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,745,000	5.000	(a)(b)	07/01/2053	8,333,000
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa2/NR)
34,200,000	5.000	(a)(b)	06/01/2055	37,205,920
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
6,115,000	5.000	(a)(b)	12/01/2053	6,588,994
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/NR)
1,215,000	5.000		05/15/2028	1,266,953
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
24,500,000	5.000	(a)(b)	09/01/2053	26,282,965
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)
6,310,000	4.000	(c)	11/01/2027	6,362,463
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B (A3/NR)
30,000,000	5.000	(a)(b)	12/01/2055	32,577,759
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B (Aa1/NR)
3,000,000	5.000	(a)(b)	12/01/2054	3,266,628
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (Aa3/AA-)
2,850,000	5.000	(a)(b)	07/01/2054	2,865,559
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000	1.000	(a)(b)	07/01/2049	1,806,981

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (A3/A) (PUTABLE)
$1,940,000	3.875	%(a)(b)	12/01/2041	$1,947,474
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (A3/A) (PUTABLE)
3,520,000	3.875	(a)(b)	06/01/2042	3,533,562
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (A3/A) (PUTABLE)
1,940,000	3.875	(a)(b)	04/01/2043	1,947,474
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project J Bonds (A3/A)
1,060,000	5.000		07/01/2052	1,066,285
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000	5.000		07/01/2053	2,336,832
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A3/A)
4,805,000	5.000		01/01/2027	4,956,487
5,040,000	5.000		01/01/2028	5,297,354
5,295,000	5.000		01/01/2029	5,606,590
1,080,000	5.000		01/01/2034	1,130,507
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
400,000	4.000		06/01/2034	408,465
500,000	4.000		06/01/2035	508,859
1,000,000	4.000		06/01/2045	929,467
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (NR/NR)
2,615,000	4.000	(c)	01/01/2038	2,535,682
Savannah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
925,000	3.450	(a)(b)	11/01/2033	930,052
Savannah-Georgia Convention Center Authority Convention Center Hotel First Tier RB, Series 2025A (NR/BBB-)
650,000	5.125		06/01/2050	646,637
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
10,000,000	0.000	(c)(g)	12/15/2048	8,774,693
The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
2,625,000	5.000	(c)	04/01/2034	2,658,726
The Housing Authority of Columbus Georgia Multifamily Housing RB Hacg Rad Ii Project Series 2025 (HUD SECT 8) (NR/AA+) (PUTABLE)
2,100,000	3.300	(a)(b)	11/01/2028	2,116,799
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB Cosby Spear Highrise Series 2024A (HUD SECT 8) (Aa1/NR)
300,000	3.300	(a)(b)	01/01/2044	302,266

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB North Block Series 2025 (HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
$2,000,000	3.400	%(a)(b)	02/01/2029	$2,025,906

				299,776,839

Guam - 0.6%

A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
1,265,000	5.250		10/01/2029	1,340,411

A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
1,285,000	5.250		10/01/2030	1,380,146

A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
250,000	5.250		10/01/2037	266,587
250,000	5.250		10/01/2038	265,453
350,000	5.250		10/01/2039	369,883
200,000	5.250		10/01/2040	210,393
150,000	5.250		10/01/2041	156,524
200,000	5.250		10/01/2042	206,825
250,000	5.250		10/01/2043	257,100

Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099		10/01/2028	734,939

Government of Guam Business Privilege Tax Refunding Bonds Series 2025G (Baa3/NR)
1,000,000	5.250		01/01/2039	1,074,426

Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
2,045,000	4.250		02/01/2030	2,060,524

Guam Government GO Bonds Series 2019 (Baa3/BB-)
1,765,000	5.000		11/15/2031	1,861,034

Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,255,000	5.000		12/01/2026	2,298,372
2,000,000	5.000		12/01/2027	2,041,715

Guam Government RB Refunding Series 2021 E (Baa3/NR)
4,175,000	3.250		11/15/2026	4,146,437

Guam Government RB Refunding Series 2021 F (Baa3/NR)
525,000	5.000		01/01/2028	543,999
950,000	5.000		01/01/2030	1,017,759
1,250,000	5.000		01/01/2031	1,357,015
7,065,000	4.000		01/01/2042	6,562,445

Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000	5.000		10/01/2039	572,340

Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000	5.000		10/01/2029	1,968,390

Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
350,000	5.000		10/01/2042	361,552
350,000	5.000		10/01/2043	360,307
375,000	5.000		10/01/2044	383,168

Guam Power Authority Revenue Refunding Bonds, Series 2024-A (Baa2/BBB)
425,000	5.000		10/01/2041	442,083

Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
6,995,000	5.000		01/01/2050	6,995,225

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)

Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
$225,000	5.000%		07/01/2026	$228,133
500,000	5.000		07/01/2027	517,130
525,000	5.000		07/01/2028	539,373
345,000	5.000		07/01/2029	354,295
1,000,000	5.000		07/01/2035	1,019,346

Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
1,500,000	5.000		07/01/2042	1,546,522
1,000,000	5.000		07/01/2044	1,021,279
2,100,000	5.000		07/01/2045	2,142,489

Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
8,650,000	5.000		01/01/2046	8,658,890

Guam Waterworks Authority Water and Wastewater System Revenue Refunding Bonds Series 2024A (Baa2/A-)
1,450,000	5.000		07/01/2036	1,576,105
1,625,000	5.000		07/01/2038	1,724,991

Guam Waterworks Authority Water and Wastewater System Revenue Refunding Bonds, Series 2024-A (Baa2/A-)
2,675,000	5.000		07/01/2037	2,867,514

Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000	5.000		07/01/2037	203,397

Port Authority of Guam Private Activity RB Series 2018 B (Baa2/A)
400,000	5.000		07/01/2029	416,881
600,000	5.000		07/01/2031	621,825
250,000	5.000		07/01/2033	257,018
225,000	5.000		07/01/2034	230,656
225,000	5.000		07/01/2036	229,553

Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000		07/01/2048	2,501,789

Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Baa3/NR)
300,000	5.000		11/01/2027	311,920
450,000	5.000		11/01/2028	475,051
450,000	5.000		11/01/2029	480,934
1,000,000	5.000		11/01/2030	1,083,802

				68,243,945

Hawaii - 0.6%

City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aa1/NR) (PUTABLE)
220,000	5.000	(a)(b)	06/01/2027	222,877

Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,900,000	5.000	(c)	07/01/2034	2,938,066

Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
5,250,000	4.000		07/01/2047	5,019,775

Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
6,575,000	4.000		03/01/2037	6,363,189

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)

Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
$12,795,000	3.200%	07/01/2039	$11,092,339
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba2/NR)
1,040,000	3.500	10/01/2049	817,181
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	29,978
35,000	5.000	05/15/2030	36,474
150,000	5.000	05/15/2031	156,140
180,000	5.000	05/15/2032	186,575
60,000	3.000	05/15/2033	53,729
100,000	3.000	05/15/2034	87,693
150,000	3.000	05/15/2035	128,321
670,000	3.250	05/15/2039	545,291
575,000	5.000	05/15/2044	554,370
1,000,000	5.000	05/15/2049	956,333
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
9,000,000	5.000	07/01/2051	9,110,922
State of Hawaii Airports System RB Series 2025B (Aa3/AA-)
3,725,000	5.000	07/01/2038	4,183,735
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba2/NR)
23,450,000	3.100	05/01/2026	23,235,543

			65,718,531

Idaho - 0.1%
City of Boise City Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (NON-AMT) (A1/NR)
2,105,000	5.000	09/01/2046	2,156,876
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
1,745,000	5.000	09/01/2051	1,775,042
Idaho Health Facilities Authority St. Luke’s Health System Project RB Series 2025A (NR/A)
5,500,000	5.250	03/01/2050	5,740,533
Idaho Health Facilities Authority St. Luke’S Health System Project RB Series 2025A (NR/A)
1,000,000	5.250	03/01/2053	1,028,174

			10,700,625

Illinois - 9.0%
Barrington Community Unit School District GO School Bonds Series 2021 (NR/AAA)
2,255,000	5.000	12/01/2029	2,482,829
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
1,540,000	3.750	07/01/2041	1,540,644
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000	01/01/2035	7,579,002
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
3,900,000	5.000	04/01/2046	3,757,950

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Board of Education of The City of Chicago Unlimited Tax GO Bonds Dedicated Revenues Series 2012A (BAM-TCRS) (NR/AA)
$1,760,000	5.000%		12/01/2042	$1,759,950
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds (Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000	5.000		12/01/2030	5,227,159
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2017B (NR/BB+)
8,000,000	6.750	(c)	12/01/2030	8,447,200
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
10,625,000	5.000		12/01/2042	10,019,808
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
900,000	5.000		12/01/2039	884,757
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
3,275,000	5.000		12/01/2047	2,944,486
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
2,800,000	5.000		12/01/2034	2,811,908
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000	4.000		12/01/2041	4,178,452
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
650,000	4.000		10/01/2043	605,886
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
350,000	0.000	(f)	01/01/2026	346,924
165,000	0.000	(f)	01/01/2027	158,071
240,000	0.000	(f)	01/01/2028	222,271
330,000	5.000		01/01/2029	346,213
110,000	5.000		01/01/2031	115,189
260,000	5.000		01/01/2032	271,280
630,000	5.000		01/01/2033	655,274
155,000	5.000		01/01/2034	160,726
Chicago GO Bonds 2019A (NR/BBB)
2,750,000	5.000		01/01/2027	2,796,063
590,000	5.000		01/01/2028	607,933
Chicago GO Bonds 2019A (NR/NR)
1,025,000	5.000		01/01/2027	1,056,273
100,000	5.000		01/01/2028	105,592
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000		04/01/2046	3,596,434
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
835,000	5.000		04/01/2034	847,107
500,000	5.000		04/01/2035	506,303
335,000	5.000		04/01/2036	338,537
1,300,000	5.000		04/01/2037	1,311,319
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
2,105,000	0.000	(f)	12/01/2026	2,020,097

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+) – (continued)
$1,625,000	0.000	%(f)	12/01/2027	$1,503,807
3,005,000	0.000	(f)	12/01/2029	2,579,708
4,465,000	0.000	(f)	12/01/2030	3,678,727
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
8,840,000	0.000	(f)	12/01/2027	8,180,711
1,040,000	0.000	(f)	12/01/2028	927,874
90,000	0.000	(f)	12/01/2029	77,262
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB)
510,000	0.000	(f)	01/01/2031	424,321
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB+)
2,500,000	6.000		12/01/2035	2,501,742
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
4,070,000	0.000	(f)	12/01/2031	3,203,182
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
2,530,000	5.500		12/01/2026	2,570,970
11,080,000	5.500		12/01/2029	11,823,494
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
205,000	0.000	(f)	12/01/2025	203,758
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
3,120,000	5.250		12/01/2039	3,098,410
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
10,380,000	6.038		12/01/2029	10,240,543
2,500,000	6.138		12/01/2039	2,376,655
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
11,410,000	7.000		12/01/2044	11,413,097
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000	6.500		12/01/2046	7,189,758
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
3,500,000	5.000		12/01/2025	3,509,213
1,270,000	5.000		12/01/2026	1,296,515
2,375,000	5.000		12/01/2027	2,465,772
2,500,000	5.000		12/01/2028	2,637,231
2,750,000	5.000		12/01/2030	2,895,139
4,700,000	5.000		12/01/2031	4,931,209
1,350,000	5.000		12/01/2032	1,411,259
3,800,000	5.000		12/01/2033	3,957,686
1,500,000	5.000		12/01/2034	1,556,641
1,000,000	5.000		12/01/2035	1,033,546

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
$2,180,000	5.000%		12/01/2028	$2,294,284
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000	0.000	(f)	12/01/2026	1,916,695
300,000	0.000	(f)	12/01/2027	277,626
2,500,000	4.000		12/01/2027	2,508,850
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,000,000	5.000		12/01/2026	1,013,438
3,060,000	5.000		12/01/2028	3,160,845
1,000,000	5.000		12/01/2029	1,040,323
3,000,000	5.000		12/01/2030	3,112,025
1,000,000	5.000		12/01/2031	1,031,381
1,000,000	5.000		12/01/2032	1,024,668
2,300,000	5.000		12/01/2033	2,328,173
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000	0.000	(f)	01/01/2030	1,282,341
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB)
880,000	0.000	(f)	01/01/2032	700,566
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
4,280,000	5.000		01/01/2029	4,463,621
1,135,000	5.000		01/01/2031	1,182,609
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB)
5,600,000	5.000		01/01/2038	5,599,822
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB)
375,000	6.000		01/01/2038	382,277
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000	5.000		01/01/2047	4,316,527
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A+)
3,615,000	5.000		01/01/2037	3,624,827
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A+)
3,020,000	5.250		01/01/2035	3,095,040
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
550,000	5.250		01/01/2042	556,124
1,330,000	4.000		01/01/2052	1,191,653
Chicago Park District GO Limited Tax Park Bonds Series 2024A (NR/AA-)
350,000	5.000		01/01/2038	379,472
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
515,000	5.000		01/01/2040	545,886
500,000	5.000		01/01/2041	525,269
Chicago Park District GO LT Refunding Bonds Series 2024B (NR/AA-)
4,000,000	5.000		01/01/2038	4,336,818
Chicago Transit Authority Sales Tax Receipts Refunding RB Series 2024A (NR/AA)
11,000,000	5.000		12/01/2041	11,605,226
1,510,000	5.000		12/01/2042	1,576,058

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Chicago Midway Airport Senior Lien Airport Revenue Refunding Bonds, Series 2023C (AMT) (NR/A)
$1,750,000	5.000%	01/01/2036	$1,881,917
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2024A (NR/A+)
2,500,000	5.000	01/01/2039	2,652,588
5,000,000	5.250	01/01/2048	5,190,304
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2024B (NON-AMT) (NR/A+)
2,100,000	5.000	01/01/2039	2,291,063
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2024D (NON-AMT) (NR/A+)
1,400,000	5.000	01/01/2041	1,503,389
1,810,000	5.000	01/01/2045	1,897,677
City of Chicago GO Bonds, Series 2025C (NR/BBB)
5,000,000	5.500	01/01/2041	5,182,926
City of Chicago GO Bonds, Series 2025E (NR/BBB)
5,875,000	5.500	01/01/2041	6,089,939
City of Chicago Second Lien Wastewater Transmission RB, Refunding Series 2024A (BAM) (NR/AA)
1,000,000	5.000	01/01/2044	1,037,899
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000	5.750	04/01/2034	1,438,319
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000	5.000	04/01/2045	2,461,916
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa3/BB+)
1,000,000	5.500	12/01/2026	1,014,937
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
3,000,000	5.000	12/01/2046	2,717,884
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
3,650,000	5.000	12/01/2046	3,306,759
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
2,300,000	5.000	12/01/2036	2,304,364
750,000	5.000	12/01/2038	741,957
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (NR/BB+)
500,000	5.000	12/01/2025	500,808
City of Chicago Board of Education UT GO Refunding Bonds Series 2017H (NR/BB+)
4,500,000	5.000	12/01/2036	4,459,311
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
2,450,000	5.000	12/01/2029	2,583,653
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/BB+)
6,495,000	5.000	12/01/2025	6,505,500
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
15,000,000	5.000	12/01/2027	15,547,770
5,450,000	5.000	12/01/2029	5,728,830
4,365,000	5.000	12/01/2030	4,583,285

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR/BB+)
$3,000,000	4.000%		12/01/2037	$2,712,101
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
1,300,000	5.125		12/01/2032	1,300,472
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
4,675,000	5.000		01/01/2026	4,696,411
670,000	5.000		01/01/2027	681,223
8,835,000	5.000		01/01/2028	9,103,544
940,000	5.000		01/01/2032	976,298
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB)
1,260,000	5.000		01/01/2027	1,281,105
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
301,000	4.000		01/01/2028	304,351
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
2,000,000	5.000		01/01/2041	1,997,730
City of Chicago GO Bonds Series 2019A (NR/BBB)
2,900,000	5.500		01/01/2049	2,864,866
City of Chicago GO Bonds Series 2021A (NR/BBB)
4,000,000	5.000		01/01/2033	4,163,325
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,456,000	4.000		01/01/2038	2,226,778
5,330,000	4.000		01/01/2044	4,310,507
1,000,000	4.000		01/01/2049	767,452
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
1,000,000	5.000		01/01/2029	1,042,902
1,950,000	4.000		01/01/2035	1,900,983
3,250,000	5.000		01/01/2035	3,354,968
1,560,000	5.500		01/01/2043	1,564,242
City of Chicago GO Bonds Series 2024A (NR/BBB)
15,500,000	5.250		01/01/2045	15,253,009
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
2,670,000	5.000		01/01/2029	2,784,549
4,265,000	5.000		01/01/2030	4,493,840
City of Chicago IL Waterworks Revenue RB Series 1999 (Baa1/A+)
1,560,000	5.000		11/01/2028	1,594,225
2,010,000	5.000		11/01/2029	2,054,985
1,000,000	5.000		11/01/2030	1,022,493
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
2,000,000	5.000		01/01/2038	2,112,163
7,490,000	5.000		01/01/2039	7,840,392
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2016B (NR/A)
8,000,000	5.000		01/01/2041	8,008,883
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
2,000,000	5.000		01/01/2028	2,087,429
City of Chicago Multi-Family Housing RB for United Yards 1A Project Series 2024 (Aa1/NR)
2,200,000	3.500	(a)(b)	08/01/2027	2,206,932
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
1,000,000	5.250		01/01/2053	1,015,245
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,250,000	4.500		01/01/2048	2,147,131

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+) – (continued)
$4,515,000	5.500%	01/01/2055	$4,674,777
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000	5.000	01/01/2036	2,043,935
2,500,000	5.000	01/01/2037	2,700,685
355,000	5.500	01/01/2053	374,079
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
850,000	5.000	01/01/2040	915,259
500,000	5.000	01/01/2041	533,556
City of Chicago O’Hare International Airport General Airport Senior Lien Refunding RB Series 2024D (NON-AMT) (NR/A+)
1,040,000	5.000	01/01/2040	1,127,914
1,550,000	5.000	01/01/2042	1,650,163
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
4,880,000	5.000	01/01/2042	4,892,475
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue and RR Bonds Series 2018A (AMT) (NR/A+)
5,660,000	5.000	01/01/2053	5,597,046
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000	5.000	01/01/2033	4,268,216
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000	4.000	01/01/2042	2,351,160
City of Chicago O’Hare International Airport General Airport Senior Lien RR Bonds Series 2016B (NON-AMT) (NR/A+)
2,000,000	5.000	01/01/2041	2,001,770
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024B (BAM) (NR/AA)
2,025,000	5.000	01/01/2031	2,249,201
City of Chicago Second Lien Wastewater Transmission RB, Refunding Series 2023B (AGM) (NR/AA)
3,350,000	5.000	01/01/2035	3,675,959
1,300,000	5.000	01/01/2036	1,415,121
200,000	5.000	01/01/2037	216,142
1,660,000	5.000	01/01/2038	1,779,442
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
1,250,000	5.000	03/01/2039	1,341,879
10,435,000	5.000	03/01/2040	11,098,749
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
145,000	4.000	01/01/2030	149,231
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000	5.500	12/01/2036	11,016,704
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000	4.000	11/15/2037	3,505,254
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000	4.000	11/15/2039	3,617,927
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000	11/15/2047	1,367,715

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

District of Greater Chicago Metropolitan Water Reclamation GO UT Bonds 2016 Series E (NR/AA+)
$7,520,000	5.000%		12/01/2045	$7,521,864
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
500,000	5.000		11/01/2033	505,015
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
1,500,000	5.000		12/15/2040	1,613,911
400,000	5.000		12/15/2041	425,844
1,100,000	5.000		12/15/2042	1,161,063
Illinois Finance Authority Illinois Finance Authority RB Series 2025A-1 (NR/A+)
2,075,000	5.000	(a)(b)	08/15/2054	2,287,718
Illinois Finance Authority Lease RB Provident Group-Uic Grenshaw Parking Properties Llc– University of Illinois Chicago Parking Structure Project Series 2025A (Aa2/NR)
4,500,000	5.250		10/01/2049	4,742,540
5,185,000	5.250		10/01/2054	5,431,780
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BB+)
1,320,000	5.000		12/01/2034	1,292,344
1,695,000	5.000		12/01/2039	1,555,303
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (Aa3/AA)
2,325,000	4.000		12/01/2036	2,338,924
1,420,000	4.000		12/01/2037	1,422,288
4,230,000	4.000		12/01/2042	4,149,790
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000		12/01/2038	498,377
400,000	4.000		12/01/2040	394,880
1,085,000	4.000		12/01/2042	1,048,890
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
1,235,000	5.500	(c)	08/01/2043	1,279,738
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,000,000	5.000		03/01/2040	955,730
685,000	5.000		03/01/2042	641,512
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
3,740,000	4.000		12/15/2033	3,817,619
1,700,000	4.000		12/15/2034	1,724,509
1,395,000	4.000		12/15/2035	1,408,799
2,750,000	3.000		12/15/2036	2,531,595
2,000,000	3.000		12/15/2037	1,800,457
Illinois Finance Authority RB for Mercy Health Corporation Series 2016 (A2/NR)
15,205,000	5.000		12/01/2046	15,220,495
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000	4.000		07/15/2047	21,916,946
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
685,000	5.500		05/15/2026	688,496
725,000	5.500		05/15/2027	736,421

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR) – (continued)
$765,000	5.500%		05/15/2028	$784,565
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
4,000,000	6.125	(c)	04/01/2049	3,875,410
Illinois Finance Authority RB Illinois Institute of Technology Series 2025 RB Series 2025A (NR/BB+)
3,550,000	5.875	(c)	09/01/2046	3,519,168
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	05/01/2040	1,025,603
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
527,814	3.250	*	05/15/2027	26,391
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000	4.250	(d)	01/01/2028	4,162,856
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
590,000	4.000		05/15/2027	588,523
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
750,000	5.000		09/01/2026	755,656
500,000	5.000		09/01/2027	508,397
500,000	5.000		09/01/2028	512,176
1,600,000	5.000		09/01/2030	1,643,331
1,000,000	5.000		09/01/2031	1,021,949
1,000,000	5.000		09/01/2032	1,015,280
1,035,000	5.000		09/01/2033	1,044,575
1,150,000	5.000		09/01/2034	1,154,089
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
900,000	4.000		09/01/2041	775,865
4,100,000	5.000		09/01/2046	4,077,072
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000		11/01/2041	595,608
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000		05/15/2041	352,502
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
3,025,000	5.000		10/01/2041	3,073,084
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000	4.000	(c)	10/01/2042	316,656
Illinois Finance Authority RB The University of Chicago Series 2024A (Aa2/AA-)
625,000	5.250		04/01/2041	676,289
735,000	5.250		04/01/2042	788,797
900,000	5.250		04/01/2043	960,123
1,300,000	5.250		04/01/2044	1,379,644
1,600,000	5.250		04/01/2045	1,691,128
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BB+)
1,000,000	5.000		12/01/2049	826,763

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Project and Refunding Bonds Series 2025A (NR/BB)
$1,000,000	6.000	%(c)	10/01/2045	$1,011,317
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
775,000	5.000		08/01/2029	810,897
225,000	5.000		08/01/2030	237,094
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
735,000	5.000		09/01/2034	774,828
770,000	5.000		09/01/2035	806,013
1,215,000	5.000		09/01/2036	1,263,150
1,065,000	5.000		09/01/2037	1,100,876
1,345,000	5.000		09/01/2038	1,382,621
Illinois Finance Authority Surface Freight Transfer Faciliites RB Centerpoint Joliet Terminal Railroad Project Series 2010 (NR/BBB+)
5,000,000	4.800	(a)(b)(c)	12/01/2043	5,132,303
Illinois Finance Authority Tax-Exempt Surface Freight Transfer Facilities RB for Centerpoint Joliet Terminal Railroad Project Series 2020 (NR/BBB+)
6,000,000	4.125	(a)(b)(c)	12/01/2050	5,947,650
Illinois Housing Development Authority Multifamily Housing RB, Series 2025 (Aa1/NR)
2,500,000	3.150	(a)(b)	02/01/2029	2,508,251
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000	4.250		10/01/2039	3,779,358
3,000,000	4.700		10/01/2044	3,028,368
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,500,000	4.750		10/01/2045	9,550,154
Illinois Housing Development Authority RB Social Bonds 2024 Series I (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,545,000	4.450		10/01/2044	6,527,700
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/A+)
1,230,000	5.000		01/01/2036	1,293,583
5,290,000	4.000		01/01/2038	5,243,936
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/A+)
5,985,000	5.000		01/01/2027	6,146,035
9,605,000	5.000		01/01/2028	10,088,482
11,610,000	5.000		01/01/2029	12,422,378
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR/BBB+)
1,500,000	5.000		06/15/2030	1,593,176
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
4,160,000	5.000		06/15/2027	4,169,224
Illinois Sports Facilities Authority Sports Facilities Refunding Bonds Series 2021 (NR/BBB+)
480,000	5.000		06/15/2032	510,215
Illinois State GO Bonds Series 2017 A (A3/A-)
375,000	4.500		12/01/2041	365,567
Illinois State GO Bonds Series 2017 D (A3/A-)
2,000,000	5.000		11/01/2025	2,003,810
13,250,000	5.000		11/01/2026	13,575,334
25,670,000	5.000		11/01/2028	26,824,372

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2018 A (A3/A-)
$16,380,000	5.000%		05/01/2031	$17,232,235
1,760,000	5.000		05/01/2042	1,783,080
1,760,000	5.000		05/01/2043	1,778,560
Illinois State GO Bonds Series 2019 C (A3/A-)
3,980,000	4.000		11/01/2042	3,613,834
Illinois State GO Bonds Series 2020 (A3/A-)
1,525,000	5.500		05/01/2039	1,618,588
4,240,000	5.750		05/01/2045	4,445,044
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000	4.000		02/01/2031	1,197,849
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
2,340,000	5.000		10/01/2031	2,474,659
Illinois State Taxable Pension Funding GO Bonds Series 2003 (A3/A-)
10,618,922	5.100		06/01/2033	10,802,460
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
1,670,000	0.000	(f)	12/15/2029	1,459,641
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa2/A)
2,000,000	0.000	(f)	06/15/2034	1,447,533
1,860,000	0.000	(f)	06/15/2038	1,074,155
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
4,050,000	5.000		06/15/2029	4,213,707
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000	4.000		12/15/2026	8,413,746
1,725,000	4.000		12/15/2027	1,764,115
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/A)
6,920,000	0.000	(f)	12/15/2032	5,365,816
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
1,370,000	0.000	(f)	12/15/2031	1,109,563
2,190,000	0.000	(f)	06/15/2033	1,660,292
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
10,290,000	0.000	(f)	06/15/2044	4,191,614
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
2,000,000	0.000	(f)	12/15/2056	410,020
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
18,150,000	0.000	(f)	12/15/2056	3,835,903
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000	5.000		12/15/2028	2,081,901
300,000	5.000		12/15/2032	310,373
600,000	5.000		12/15/2033	619,108
500,000	5.000		12/15/2034	514,594
1,260,000	0.000	(g)	12/15/2037	995,174
3,500,000	0.000	(g)	12/15/2042	2,586,454

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A) – (continued)
$3,850,000	0.000	%(g)	12/15/2047	$2,787,075
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project RB, Series 2010B1 (AG) (A1/AA)
2,710,000	0.000	(f)	06/15/2045	1,049,143
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000	4.000		06/15/2052	4,496,258
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa3/AA)
2,730,000	4.000		06/01/2046	2,474,866
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
425,000	5.000		07/01/2029	440,243
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
2,705,000	5.000		01/01/2026	2,718,338
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/A+)
3,535,000	5.000		01/01/2026	3,552,430
4,000,000	5.000		01/01/2027	4,107,626
11,000,000	5.000		01/01/2028	11,553,701
4,280,000	5.000		01/01/2029	4,578,104
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
2,000,000	5.000		01/01/2026	2,009,862
7,500,000	5.000		01/01/2029	8,022,378
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C (Forward Delivery) (NR/A+)
1,000,000	5.000		01/01/2035	1,107,064
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C Forward Delivery (NR/A+)
100,000	5.000		01/01/2036	109,835
School District Number 135 Cook County Illinois Orland Park GO Limited Tax School Bonds Series 2025 (NR/AA+)
1,625,000	5.000		12/01/2027	1,710,154
1,125,000	5.000		12/01/2028	1,209,596
1,175,000	5.000		12/01/2029	1,288,824
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (A3/AA)
125,000	4.000		01/01/2032	128,582
325,000	4.000		01/01/2033	332,506
475,000	4.000		01/01/2034	483,083
420,000	4.000		01/01/2035	424,646
470,000	4.000		01/01/2037	470,930
Southwestern Ill Dev Authority Local Govt Revenue Bonds Edwardsville Cusd #7 2007 (AGM) (NR/AA)
6,055,000	0.000	(f)	12/01/2025	6,023,716
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000	3.500		06/01/2031	1,115,726
State of Illinois GO Bonds Series 2017 A (A3/A-)
1,455,000	4.250		12/01/2040	1,392,292
State of Illinois GO Bonds Series 2017 D (A3/A-)
925,000	3.250		11/01/2026	929,170
State of Illinois GO Bonds Series 2017C (A3/A-)
12,830,000	5.000		11/01/2029	13,407,236

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2017D (A3/A-)
$10,000,000	5.000%		11/01/2027	$10,458,393
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000	4.000		11/01/2034	2,021,643
State of Illinois GO Bonds Series 2020 (A3/A-)
3,000,000	5.500		05/01/2030	3,238,644
State of Illinois GO Bonds Series 2021A (A3/A-)
4,195,000	4.000		03/01/2041	3,894,271
State of Illinois GO Bonds Series 2022A (A3/A-)
875,000	5.500		03/01/2047	915,212
State of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000	5.500		05/01/2047	3,139,812
State of Illinois GO Bonds Series of December 2023C (A3/A-)
3,610,000	5.000		12/01/2045	3,683,747
State of Illinois GO Bonds Series of May 2024B (A3/A-)
3,350,000	5.000		05/01/2038	3,605,811
7,080,000	5.000		05/01/2039	7,552,950
2,805,000	5.000		05/01/2040	2,969,919
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,760,000	5.250		05/01/2038	1,894,372
2,195,000	5.250		05/01/2039	2,347,162
2,700,000	5.250		05/01/2040	2,865,101
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
500,000	5.000		10/01/2028	532,960
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
1,500,000	4.000		12/01/2033	1,508,069
5,000,000	4.250		12/01/2037	4,918,497
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (A3/A-)
5,100,000	5.000		10/01/2027	5,331,234
State of Illinois Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Series C of February 2024 (NR/A)
11,365,000	5.000		06/15/2043	11,844,778
State of Illinois Illinois GO Bonds Series of September 2025F (A3/A-)
5,700,000	5.250		09/01/2048	5,879,410
State of Illinois Illinois GO Bonds, Series of November 2016 (A3/A-)
3,740,000	5.000		11/01/2035	3,788,546
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
5,580,000	4.000		06/15/2028	5,615,564
Transportation Infrastructure Properties LLC Trips Obligated Group City of Chicago Chicago O’Hare International Airport Senior Special Facilities RB Trips Obligated Group, Series 2025 (NR/BBB+)
1,460,000	5.500		07/01/2036	1,630,781
1,540,000	5.500		07/01/2037	1,708,003
1,625,000	5.500		07/01/2038	1,784,841
1,300,000	5.500		07/01/2039	1,415,519
1,000,000	5.500		07/01/2040	1,077,351
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba3/NR)
2,200,000	5.625	(c)	03/01/2043	2,181,318
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
160,000	4.000	(c)	01/01/2031	157,631
715,000	5.000	(c)	01/01/2045	655,802

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
$2,300,000	5.000%		01/01/2030	$2,320,608
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000	4.250		01/01/2029	999,979
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000		12/30/2027	3,226,336
3,235,000	5.000		12/30/2028	3,493,572
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125		10/01/2041	182,583
1,420,000	4.125		10/01/2046	1,173,216
Will County Community High School District No. 210 Lincoln- Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000	4.000		01/01/2034	655,489

				1,014,473,765

Indiana - 0.7%
Brownsburg 1999 School Building Corporation AD Valorem Property Tax First Mortgage Bonds, Series 2024B (ST INTERCEPT) (NR/AA+)
1,850,000	5.000		07/15/2042	1,956,361
Brownsburg 1999 School Building Corporation Brownsburg, Indiana Ad Valorem Property Tax First Mortgage Bonds, Series 2024B (ST INTERCEPT) (NR/AA+)
1,900,000	5.000		07/15/2041	2,030,270
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000		09/01/2038	1,472,331
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
2,550,000	4.875	(c)	01/01/2044	2,533,351
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
4,500,000	9.500	(c)	10/01/2035	4,392,748
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000		09/15/2034	553,842
680,000	5.000		09/15/2039	681,213
445,000	4.000		09/15/2044	367,146
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (Ba3/BB+)
2,165,000	4.125		12/01/2026	2,169,014
Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000	5.000		10/01/2035	1,410,860
1,000,000	5.000		10/01/2036	1,118,686
1,000,000	5.000		10/01/2037	1,108,870
75,000	5.000		10/01/2038	82,289
Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2024A forward Delivery (Aa3/AA)
1,000,000	5.000		10/01/2040	1,083,550
1,500,000	5.000		10/01/2041	1,609,667
1,700,000	5.000		10/01/2043	1,796,158
1,600,000	5.000		10/01/2044	1,681,485
1,250,000	5.000		10/01/2045	1,309,388
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000	5.000		03/01/2039	849,327

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-) – (continued)
$925,000	5.000%		03/01/2040	$973,393
600,000	5.000		03/01/2041	624,400
4,000,000	4.250		03/01/2049	3,638,430
Indiana Finance Authority Health System RB Series 2025 Indiana University Health Series 202D-1 (Aa2/AA)
6,500,000	5.000	(a)(b)	10/01/2064	7,010,869
Indiana Finance Authority RB for BHI Senior Living Series 2016A
(NR/NR)
1,675,000	5.250		11/15/2046	1,667,236
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB)
2,300,000	2.100	(a)(b)	11/01/2049	2,246,288
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
165,000	4.000		07/01/2030	163,826
300,000	5.000		07/01/2040	288,411
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
2,110,000	3.000		11/01/2030	2,063,824
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
2,350,000	3.000		11/01/2030	2,298,572
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
360,000	2.450		11/15/2025	359,004
465,000	2.520		11/15/2026	453,852
610,000	2.920		11/15/2027	586,772
850,000	3.210		11/15/2028	808,208
880,000	3.260		11/15/2029	822,531
670,000	3.300		11/15/2030	613,602
Indiana Finance Authority Student Housing RB Prg Uindy Properties Llc Series 2025 (NR/BB)
850,000	5.250		07/01/2045	790,863
Indiana Housing & Community Development Authority Multifamily Housing RB Sunrise Crossing Series 2024 (Aa1/NR)
3,085,000	3.300	(a)(b)	01/01/2045	3,102,033
Indiana Housing and Community Development Authority Multifamily Housing RB Wabash Place Project Series 2025 (Aa1/NR)
6,500,000	3.125	(a)(b)	02/01/2043	6,530,601
South Bend Redevelopment Authority Lease Rental RB of 2024
(NR/AA)
2,850,000	4.000		08/01/2039	2,747,120
2,855,000	4.000		08/01/2040	2,710,262
3,080,000	4.000		08/01/2041	2,859,312
3,210,000	4.000		08/01/2042	2,936,546
1,400,000	4.250		08/01/2043	1,308,748
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A)
1,300,000	4.000		09/01/2033	1,329,286
Wawasee High School Building Corporation Kosciusko County Indiana Ad Valorem Property Tax First Mortgage Bonds Series 2024 (ST INTERCEPT) (NR/AA+)
2,210,000	5.000		07/15/2042	2,338,723

				79,479,268

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Iowa - 0.7%
City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
$11,195,000	5.000%		05/01/2042	$10,778,776
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000	4.000		06/01/2031	1,082,739
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
3,650,000	4.500		06/01/2027	3,692,749
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aa1/AA+)
12,550,000	5.000	(a)(b)(d)	12/01/2032	14,441,003
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
8,800,000	4.000	(a)(b)(d)	12/01/2032	9,555,581
4,700,000	5.000	(d)	12/01/2032	5,408,184
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000		05/15/2055	1,328,231
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
3,825,000	5.000		05/15/2047	3,625,452
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
7,175,000	5.000		05/15/2043	6,958,527
5,400,000	5.000		05/15/2048	5,092,713
Iowa Finance Authority Senior Living Facility RB Presbyterian Homes Mill Pond Project Series 2025 (NR/NR)
825,000	5.500	(h)	10/01/2045	823,049
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000	4.500		07/01/2044	5,724,469
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
925,000	5.375		10/01/2052	937,356
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
3,350,000	5.250		10/01/2040	3,461,428
1,250,000	5.000		10/01/2045	1,205,261

				74,115,518

Kansas - 0.1%
City of Garden City Kansas Sales Tax Special Obligation RB Sports of The World Star Bond Project Phase II Series 2025 (NR/NR)
1,000,000	4.250	(c)	06/01/2033	990,323
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000		06/01/2036	760,937
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,750,000	6.500		12/01/2052	1,766,809
City of Wichita Health Care Facilities RB Presbyterian Manors, Inc. Series III, 2019 (NR/NR)
1,110,000	5.000		05/15/2026	1,110,551
Kansas Development Finance Authority Multifamily Housing RB Terrace Pointe Series 2024K-2 (Aa1/NR)
835,000	5.000	(a)(b)	09/01/2028	866,848

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kansas – (continued)
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
$3,565,000	4.000%		09/01/2036	$3,579,707

				9,075,175

Kentucky - 1.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
1,925,000	4.450	(c)	01/01/2042	1,856,102
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)
1,645,000	3.700	(c)	01/01/2032	1,654,885
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)
525,000	4.700	(c)	01/01/2052	487,895
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
4,525,000	2.125		10/01/2034	3,735,784
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
6,100,000	2.000		02/01/2032	5,377,086
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	06/01/2040	1,024,758
Fayette County School District Finance Corp. School Building RB Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000	4.000		03/01/2045	3,847,852
4,400,000	4.000		03/01/2048	4,046,406
Kenton County KY School District Financial Coporation School Building RB 2016 B (BAM-TCRS ST INTERCEPT) (Aa3/AA)
1,000,000	3.000		04/01/2030	1,000,691
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
280,000	4.000		03/01/2046	246,309
330,000	4.000		03/01/2049	281,826
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
3,200,000	4.000		06/01/2037	3,149,997
400,000	4.000		06/01/2045	371,441
Kentucky Economic Development Finance Authority RB Series 2019A-2 (A3/A-)
1,000,000	5.000		08/01/2044	1,008,571
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
1,060,000	4.000		03/01/2026	1,064,989
995,000	4.000		03/01/2027	1,013,070
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000	4.000		10/01/2034	2,002,100
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000		10/01/2033	14,819,704
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000		05/15/2038	9,910,410

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
$3,600,000	5.000%		10/01/2040	$3,815,022
2,455,000	5.000		10/01/2041	2,577,232
830,000	5.000		10/01/2042	862,995
Louisville Jefferson County Metro Government Health System RB Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000	5.000		10/01/2033	2,156,635
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (A1/NR)
43,095,000	4.000	(a)(b)	12/01/2050	43,418,812
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (A1/NR)
17,730,000	4.000	(a)(b)	08/01/2052	18,134,561
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2025 Series A (A1/NR)
25,000,000	5.250	(a)(b)	06/01/2055	26,812,323
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023 Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000	5.250	(a)(b)	04/01/2054	6,300,874
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
1,760,000	4.000		04/01/2026	1,760,390

				162,738,720

Louisiana - 1.7%
Board of Commissioners of The Port of New Orleans Louisiana Port Facility RB Series 2025A (NON-AMT) (A2/A)
4,325,000	5.250		04/01/2055	4,463,870
Board of Commissioners of The Port of New Orleans, Louisiana Port Facility RB, Series 2025B (AMT) (AG) (A1/AA)
1,780,000	5.500		04/01/2051	1,880,850
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
4,155,000	5.000		12/01/2025	4,160,679
3,555,000	5.000		12/01/2027	3,622,400
1,600,000	5.000		12/01/2028	1,645,239
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
310,000	4.000		06/01/2036	315,821
285,000	4.000		06/01/2037	288,564
310,000	4.000		06/01/2038	311,757
400,000	4.000		06/01/2039	400,570
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (A2/A)
4,820,000	4.000		10/01/2041	4,490,350
Greater New Orleans Expressway Commission Toll Revenue Subordinate Lien Bonds Series 2017 (AGM) (NR/AA)
1,250,000	5.000		11/01/2042	1,252,299
Juban Crossing Economic Development District Revenue and Refunding Bonds for General Infrastructure Projects Series 2024C (NR/A-)
1,700,000	5.000		09/15/2038	1,814,250
Lakeshore Villages Master Community Development District Parish of St. Tammany Louisiana Special Assessment RB Series 2025 (NR/NR)
100,000	5.000		06/01/2033	102,911

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
$2,155,000	3.750%		06/01/2030	$2,121,643
5,070,000	4.375		06/01/2048	4,328,332
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
125,000	2.375		06/01/2026	123,382
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
1,935,000	5.000		08/15/2026	1,973,401
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
1,610,000	6.500	(c)	06/15/2038	1,643,683
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)
16,840,000	5.000	(c)	04/01/2035	17,150,703
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
1,725,000	5.000	(c)	11/15/2037	1,749,261
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
18,260,000	3.500		11/01/2032	17,832,610
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
7,110,000	4.150		09/01/2027	7,203,414
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
6,325,000	4.200	(a)(b)	09/01/2033	6,420,935
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013C (NON-AMT) (A3/NR) (PUTABLE)
7,900,000	4.200	(a)(b)	09/01/2034	8,017,596
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
6,770,000	5.250	(a)(b)	12/01/2052	7,405,729
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR)
315,000	5.625	(c)	06/01/2037	320,275
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
400,000	6.000	(c)	06/01/2037	407,494
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A)
1,295,000	4.000		06/01/2050	1,103,349
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000		06/01/2050	2,513,201
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000		07/01/2044	826,048

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
$1,625,000	4.000%		10/01/2036	$1,570,703
1,000,000	4.000		10/01/2037	953,269
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000		05/15/2042	3,441,189
600,000	5.000		05/15/2046	600,701
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000	4.000	(c)	06/01/2031	839,633
1,235,000	4.000	(c)	06/01/2041	1,003,237
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
480,000	4.000	(c)	06/01/2031	463,246
1,225,000	4.000	(c)	06/01/2041	995,113
Louisiana Public Facilities Authority Revenue and Refunding RB Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000	5.000		05/15/2030	10,827,257
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
5,000,000	5.000		05/15/2042	5,022,597
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
27,865,000	5.500		09/01/2054	28,228,920
Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
11,400,000	5.500		09/01/2059	11,500,358
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt Series 2023A (A2/NR)
2,250,000	5.000		07/01/2035	2,521,611
1,400,000	5.000		07/01/2036	1,551,258
200,000	5.000		07/01/2037	219,536
1,425,000	5.000		07/01/2038	1,547,080
New Orleans Aviation Board General Airport Revenue Refunding Bonds Series 2024B (AMT) (A2/NR)
5,790,000	5.250		01/01/2041	6,170,461
Parish of St. James State of Louisiana RB Nustar Logistics, L.P. Project Series 2011 (NON-AMT) (Ba1/BB+) (PUTABLE)
3,750,000	3.700	(a)(b)(c)(h)	08/01/2041	3,759,455
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
7,210,000	4.050	(a)(b)	06/01/2037	7,272,612

				194,378,852

Maine - 0.3%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/A-)
800,000	3.000		01/01/2027	799,284
300,000	5.000		01/01/2028	314,786
225,000	5.000		01/01/2029	240,983
270,000	5.000		01/01/2030	294,392
370,000	5.000		01/01/2031	403,342
810,000	5.000		01/01/2032	875,622
890,000	5.000		01/01/2033	957,126
620,000	5.000		01/01/2034	663,534
City of Portland, Maine General Airport Refunding RB Series 2016 (NON-AMT) (Baa1/A-)
1,295,000	5.000		01/01/2038	1,295,940

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maine – (continued)
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
$450,000	5.000%		12/01/2025	$451,222
1,530,000	5.000		12/01/2026	1,553,663
1,500,000	5.000		12/01/2027	1,552,230
1,000,000	5.000		12/01/2028	1,043,232
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
200,000	4.000		07/01/2045	182,280
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
6,785,000	4.000		07/01/2050	6,076,942
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (Aa3/AA)
500,000	2.500		07/01/2029	499,720
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
3,775,000	4.250		07/01/2054	3,523,673
Maine State Housing Authority Mortgage Purchase Bonds 2022 Series F (Aa1/AA+)
2,000,000	4.850		11/15/2042	2,042,123
2,110,000	4.950		11/15/2047	2,140,574
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series C (HUD SECT 8) (Aa1/AA+)
5,045,000	4.550		11/15/2044	5,022,348

				29,933,016

Maryland - 1.0%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
155,000	4.000		01/01/2036	155,378
900,000	4.000		01/01/2039	871,808
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000		09/01/2027	426,385
650,000	4.500		09/01/2033	652,655
City of Baltimore Project RB for Stormwater Projects Series 2019A (Aa2/AA-)
4,465,000	5.000		07/01/2049	4,540,538
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
135,000	2.850	(c)	06/01/2026	134,018
175,000	2.950	(c)	06/01/2027	172,561
190,000	3.050	(c)	06/01/2028	186,988
200,000	3.150	(c)	06/01/2029	196,103
200,000	3.375	(c)	06/01/2029	195,352
200,000	3.200	(c)	06/01/2030	195,601
200,000	3.250	(c)	06/01/2031	194,679
250,000	3.300	(c)	06/01/2032	241,216
270,000	3.350	(c)	06/01/2033	258,513
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
785,000	4.000		07/01/2029	784,468
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000	5.000		01/01/2037	1,703,612

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Community Development Administration Maryland Department of Housing and Community Development RB Series 2024 D (NON-AMT) (FHA 542(C)) (Aa1/NR)
$8,250,000	4.450%		07/01/2044	$8,271,352
Community Development Administration Multifamily Development RB Sustainability Bonds for Villages at Marley Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
3,480,000	3.300		01/01/2029	3,527,737
Community Development Administration Multifamily Development RB Sustainability Bonds Park Place At Addison Road Metro, Series 2025 C-2 (Aa1/NR)
2,925,000	3.700		01/01/2029	2,977,479
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000		01/01/2038	431,145
370,000	4.000		01/01/2039	357,684
1,330,000	4.000		01/01/2040	1,258,415
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000		01/01/2032	628,669
530,000	4.000		01/01/2033	539,171
450,000	4.000		01/01/2034	455,897
150,000	4.000		01/01/2035	151,173
1,380,000	4.000		01/01/2037	1,371,398
1,045,000	4.000		01/01/2038	1,025,932
1,725,000	4.000		01/01/2040	1,635,636
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
295,000	5.700		07/01/2029	295,639
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
2,670,000	3.750		07/01/2039	2,426,558
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
215,000	4.000		07/01/2040	203,114
Hagerstown Stadium Authority Multi-Use Sports and Events Facility Lease RB Series 2022A (Aa3/NR)
1,000,000	5.000		06/01/2040	1,060,797
2,085,000	5.000		06/01/2041	2,195,161
Howard County Consolidated Public Improvement Refunding Bonds 2017 Series D (Aaa/AAA)
2,355,000	5.000		02/15/2027	2,439,091
Maryland Economic Development Corp. Adjustable Mode Revenue Refunding Bonds for Constellation Energy Group Inc. Project Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000	4.100	(a)(b)	10/01/2036	1,670,500
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,230,000	5.000		11/12/2028	3,259,677
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000	5.000		06/01/2049	963,527
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
5,400,000	3.997		04/01/2034	3,952,426
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
12,975,000	5.500		01/01/2046	13,052,886

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
$1,750,000	5.250%		06/01/2042	$1,754,007
580,000	5.500		06/01/2047	582,087
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/A-)
390,000	4.000		10/01/2025	390,000
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250		07/01/2039	653,638
350,000	4.000		07/01/2040	327,750
750,000	4.000		07/01/2045	669,328
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/A-)
425,000	4.000		10/01/2027	432,463
440,000	4.000		10/01/2028	450,824
355,000	4.000		10/01/2029	365,811
475,000	4.000		10/01/2030	491,190
1,685,000	3.000		10/01/2034	1,565,599
1,000,000	4.000		10/01/2040	935,837
Maryland Health and Higher Educational Facilities Authority RB Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000	4.000		01/01/2038	834,456
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
650,000	5.500	(c)	05/01/2042	621,724
Maryland Health and Higher Educational Facilities Authority RB Loyola University Maryland Issue Series 2025 (A3/A-)
6,275,000	5.000		10/01/2050	6,387,711
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)
250,000	5.250	(c)	07/01/2033	257,442
300,000	5.875	(c)	07/01/2043	301,328
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (A1/AA-)
10,300,000	0.000	(f)	05/01/2051	2,825,327
10,300,000	0.000	(f)	05/01/2052	2,684,947
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
3,000,000	5.000		09/01/2032	3,046,939
1,250,000	5.000		09/01/2035	1,260,717
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
290,000	4.500		06/01/2033	295,076
675,000	4.875		06/01/2042	675,457
Prince George County Special Obligation Bonds Series 2018 (NR/NR)
3,295,000	5.125	(c)	07/01/2039	3,301,454
State of Maryland GO Bonds for State & Local Facilities Loan Series 2022A (Aa1/AAA)
10,000,000	5.000		06/01/2037	11,003,713

				107,175,764

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts - 2.0%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
$15,000,000	5.000%		01/01/2049	$15,669,228
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2023 Series A (NR/AA+)
3,425,000	5.250		07/01/2048	3,640,478
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2024 Series A (NR/AA+)
2,520,000	5.250		07/01/2052	2,682,754
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000	4.000		07/01/2051	9,224,444
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue Series 2025A (NR/BBB+)
3,080,000	5.500		08/15/2050	3,171,960
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
900,000	5.000	(c)	07/01/2044	877,075
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000		07/15/2036	5,904,290
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,200,000	5.000	(c)	11/15/2028	1,238,485
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
15,575,000	8.500		10/01/2026	15,595,891
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000		12/01/2042	199,908
245,000	5.000		12/01/2042	245,530
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000	5.000		10/01/2029	465,342
325,000	5.000		10/01/2030	362,729
450,000	5.000		10/01/2031	500,560
400,000	5.000		10/01/2032	440,331
500,000	5.000		10/01/2033	545,082
450,000	5.000		10/01/2034	486,033
Massachusetts Development Finance Agency RB Suffolk University Issue Series 2025 (Baa3/NR)
4,275,000	5.250		07/01/2055	4,223,650
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (Baa2/BBB+)
1,500,000	5.000		01/01/2036	1,589,202
1,200,000	5.000		01/01/2037	1,258,872
1,220,000	5.250		01/01/2038	1,299,612
900,000	5.250		01/01/2041	927,207
800,000	5.250		01/01/2045	803,878
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (NR/BBB+)
11,060,000	5.250		07/01/2050	11,168,145
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds Lasell Village Inc. Issue Series 2025 (NR/NR)
3,500,000	5.000		07/01/2029	3,711,154

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
$425,000	5.000%		07/01/2038	$428,173
2,250,000	5.000		07/01/2039	2,257,791
Massachusetts Development Finance Authority Variable Rate Demand RB Williams College Issue Series N (2011) (Aa1/AA+)
7,320,000	3.300	(a)(b)	07/01/2041	7,417,942
Massachusetts Housing Finance Agency Single Family Housing RB Series 242 (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
550,000	4.200		12/01/2040	552,724
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2018 Series B (Aa2/AA)
10,735,000	4.000		02/15/2041	10,453,261
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2018 Series E (Aa1/AA+)
7,525,000	5.250		09/01/2043	7,769,438
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2022, Series C (Aa1/AA+)
2,760,000	5.000		10/01/2052	2,844,997
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023 Series D (Aa1/AA+)
20,000,000	5.000		10/01/2051	20,786,854
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
2,000,000	5.000		01/01/2054	2,076,039
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series I (Aa1/AA+)
3,000,000	5.000		12/01/2048	3,153,987
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2025, Series F (Aa1/AA+)
4,190,000	5.000		08/01/2049	4,409,330
65,000,000	5.000		08/01/2052	68,068,631
University of Massachusetts Building Authority Project RB Senior, Series 2015-1 (Aa2/AA-)
9,000,000	5.000		11/01/2040	9,006,835

				225,457,842

Michigan - 2.2%
City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
6,315,000	5.000		07/01/2048	6,525,503
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
50,554,291	4.000	(a)	04/01/2044	39,759,555
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
290,000	5.000		04/01/2026	292,424
615,000	5.000		04/01/2027	631,725
645,000	5.000		04/01/2028	674,239
455,000	5.000		04/01/2029	483,412
710,000	5.000		04/01/2030	765,360
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
1,365,000	5.000		04/01/2030	1,471,431
835,000	5.000		04/01/2034	897,061
250,000	5.000		04/01/2038	261,539
1,500,000	5.000		04/01/2039	1,560,050
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
675,000	2.711		04/01/2026	669,828

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social Bonds (Baa1/BBB)
$1,250,000	5.250%		05/01/2026	$1,265,211
City of Detroit, County of Wayne, State of Michigan Unlimited Tax GO Bonds, Series 2021A (Tax-Exempt) (Social Bonds) (Baa1/BBB)
1,880,000	5.000		04/01/2037	1,981,337
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa1/BBB)
1,250,000	5.000		04/01/2035	1,333,871
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114	4.000	(a)	04/01/2044	2,010,313
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
11,295,000	3.650	(e)	07/01/2032	11,200,593
Great Lakes Water Authority Sewage Disposal System RR Senior Lien Bonds Series 2018B (Aa3/AA-)
5,125,000	5.000		07/01/2029	5,600,215
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
10,525,000	5.250		07/01/2035	10,682,075
Great Lakes Water Authority Water Supply System RR Senior Lien Bonds, Series 2016C (Aa3/AA-)
17,775,000	5.250		07/01/2034	18,055,817
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
1,000,000	5.875		01/01/2044	979,633
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
460,000	4.000		11/15/2031	456,329
Lansing Board of Water and Light City of Lansing Michigan Utility System Revenue and Revenue Refunding Bonds Series 2024A (Aa3/AA-)
10,000,000	5.250		07/01/2054	10,604,977
Michigan Finance Authority Act 38 Facilities Senior RB for The Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
1,850,000	5.500		02/28/2049	1,942,914
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
645,000	4.000		02/01/2042	546,793
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
3,700,000	4.000		11/15/2050	3,213,687
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000	4.000		02/15/2047	5,653,745
13,070,000	4.000		02/15/2050	11,327,257
Michigan Finance Authority Hospital RB for Trinity Health Corporation 2013Mi-3 (NR/NR) (PUTABLE)
14,970,000	3.750	(b)	12/01/2038	15,555,138
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
735,000	3.500		09/01/2030	708,670
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
450,000	4.000		09/01/2045	356,097

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR) – (continued)
$3,350,000	4.000%		09/01/2050	$2,498,606
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
6,600,000	5.000		06/01/2040	6,690,981
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB+)
370,000	5.000		06/01/2049	364,711
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
101,825,000	0.000	(f)	06/01/2065	10,026,076
Michigan State Housing Development Authority Multifamily Housing RB Series 2025 (Aa1/NR)
985,000	3.350	(a)(b)	09/01/2027	988,846
Michigan State Housing Development Authority Rental Housing RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
1,000,000	4.450		10/01/2044	1,002,494
Michigan State Housing Development Authority Single-Family Mortgage RB Social Bonds 2024 Series D (NON-AMT) (Aa2/AA+)
2,000,000	4.000		12/01/2039	1,968,926
4,500,000	4.350		12/01/2044	4,427,939
4,250,000	4.450		12/01/2049	4,179,932
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
7,350,000	3.875	(a)(b)	06/01/2053	7,202,091
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000	4.250		12/31/2038	24,214,901
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450		09/01/2030	6,674,121
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350		08/01/2029	6,541,147
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
40,075,000	0.000	(f)	06/01/2058	987,801
Universal Academy RB Refunding Series 2021 (NR/BBB-)
180,000	2.000		12/01/2026	176,216
500,000	4.000		12/01/2031	496,503
1,100,000	4.000		12/01/2040	985,191
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (NR/AA)
1,215,000	5.000		05/01/2026	1,231,706
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (A1/A+)
400,000	5.000		12/01/2033	411,571
1,065,000	5.000		12/01/2034	1,093,052
650,000	5.000		12/01/2035	665,230
800,000	5.000		12/01/2036	816,520
880,000	5.000		12/01/2037	895,727

				242,007,087

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Minnesota - 0.2%
City of Apple Valley, Minnesota Senior Housing RB Apple Valley Senior Housing, Inc. Orchard Path Phase III Project, Series 2025A (NR/NR)
$550,000	5.500%		09/01/2055	$549,206
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
1,205,000	4.000		07/01/2031	1,177,088
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000		12/01/2029	2,265,013
2,940,000	2.000		12/01/2030	2,751,441
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
675,000	5.000		05/01/2048	682,456
Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital of Duluth Obligated Group) Series 2022A (NR/AA-)
450,000	5.000		06/15/2031	502,064
580,000	5.000		06/15/2033	650,054
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
500,000	4.000		06/15/2034	520,022
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250		02/15/2048	1,964,555
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
360,000	3.000		07/01/2026	355,683
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000	5.000		02/01/2028	368,192
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000		05/01/2047	445,929
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
165,000	4.000		12/01/2026	165,480
165,000	4.000		12/01/2027	165,057
205,000	4.000		12/01/2028	204,835
125,000	4.000		12/01/2029	124,677
250,000	4.000		12/01/2030	248,316
170,000	4.000		12/01/2031	167,332
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (Aa1/NR)
5,650,000	4.000		12/01/2026	5,712,678
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aaa/AAA)
1,680,000	3.000		10/01/2029	1,690,810

				20,710,888

Mississippi - 0.2%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000	2.650	(a)(b)	04/01/2037	9,465,005
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
660,000	5.000	(c)	10/01/2025	660,000

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB) – (continued)
$750,000	5.000	%(c)	10/01/2026	$756,946
800,000	5.000	(c)	10/01/2027	814,033
725,000	5.000	(c)	10/01/2028	743,521
825,000	5.000	(c)	10/01/2029	852,284
175,000	5.000	(c)	10/01/2030	181,919
1,400,000	5.000	(c)	10/01/2031	1,460,218
1,630,000	5.000	(c)	10/01/2033	1,669,465
Mississippi Home Corp. Single Family Mortgage RB Series 2025A (GNMA/FNMA/FHLMC) (Aa1/NR)
7,780,000	4.800		12/01/2045	7,849,522
Mississippi Home Corporation Multifamily Housing RB for Woodcrest Apartments Project Series 2024-1 (Aa1/NR) (PUTABLE)
1,675,000	5.000	(a)(b)	11/01/2028	1,739,371
Mississippi State GO Bonds Series 2015 F (Aa2/AA)
1,000,000	4.000	(d)	11/01/2025	1,001,017

				27,193,301

Missouri - 0.5%
Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000	4.000		03/01/2041	1,159,836
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500		10/01/2041	574,217
1,060,000	2.625		10/01/2046	639,727
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
1,650,000	5.000		05/15/2041	1,651,441
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Bjc Health System Series 2025A (Aa2/AA)
5,500,000	4.000		04/01/2045	5,058,267
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
355,000	5.000		09/01/2029	367,161
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
800,000	5.000		02/01/2032	854,656
515,000	5.000		02/01/2033	550,102
555,000	5.000		02/01/2034	592,093
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
600,000	4.500	(c)	12/01/2029	601,755
Kansas City Industrial Development Authority Special Obligation Bonds for Kansas City International Airport Series 2019 A (A2/A)
4,865,000	5.000		03/01/2033	5,089,506
5,000,000	5.000		03/01/2034	5,210,305
Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000	5.000		05/01/2047	3,871,868
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,585,000	5.000		09/01/2043	2,607,975

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
$370,000	4.000%		08/01/2036	$345,486
475,000	4.000		08/01/2041	410,650
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
860,000	5.000		09/01/2027	876,710
1,065,000	5.000		09/01/2031	1,086,408
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
395,000	4.000		02/15/2037	395,293
615,000	4.000		02/15/2039	600,466
1,850,000	4.000		02/15/2044	1,691,122
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
335,000	3.000		10/01/2026	332,005
875,000	4.000		10/01/2031	863,530
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000		10/01/2030	297,972
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000		10/01/2026	214,575
210,000	5.000		10/01/2029	227,643
150,000	5.000		10/01/2032	161,299
240,000	4.000		10/01/2034	245,375
125,000	4.000		10/01/2035	127,141
150,000	4.000		10/01/2036	151,823
170,000	4.000		10/01/2037	171,233
145,000	4.000		10/01/2038	145,257
110,000	4.000		10/01/2039	109,330
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
250,000	3.000		05/01/2026	248,310
St. Louis Municipal Finance Corp. Leasehold RB for Convention Center Expansion and Improvement Projects Series 2020 (AGM) (A1/AA)
6,000,000	5.000		10/01/2049	6,110,222
State Environmental Improvement and Energy Resources Authority of The State of Missouri Environmental Improvement RB Kansas City Power & Light Company Project, Series 2008 (Baa1/A-) (PUTABLE)
1,880,000	4.050	(a)(b)	05/01/2038	1,899,200
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
585,000	4.000		02/15/2038	578,779
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
2,515,000	4.000	(a)(b)	05/01/2051	2,533,219
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000	5.000	(c)	06/01/2046	1,433,527
2,250,000	5.000	(c)	06/01/2054	2,071,224

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
The Industrial Development Authority of The City of Kansas City, Missouri Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project) Series 2019B (AGM) (A1/AA)
$2,775,000	5.000%		03/01/2049	$2,778,193
The Industrial Development Authority of The City of Lee’s Summit Missouri Senior Living Facilities RB John Knox Village Series 2024B-1 (NR/NR)
1,155,000	4.825		08/15/2047	1,146,515
The Industrial Development Authority of The City of Lee’s Summit Missouri Senior Living Facilities RB John Knox Village Series 2024B-2 (NR/NR)
1,160,000	4.325		08/15/2047	1,151,093
The Industrial Development Authority of The City of St. Louis Missouri Multifamily Housing RB The Brewery Apartments Series 2025 (Aa1/NR)
2,000,000	3.150	(a)(b)	04/01/2046	2,007,314
The Industrial Development Authority of the City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
295,000	4.875		06/15/2034	298,983
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)
1,000,000	5.000	(c)	10/01/2033	1,003,704

				60,542,510

Montana - 0.2%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000		07/01/2029	597,032
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
10,130,000	3.900	(a)	03/01/2031	10,133,949
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
3,875,000	3.875		07/01/2028	3,953,473
City of Kalispell Montana Revenue and Refunding Bonds Immanuel Living at Buffalo Hill Project Series 2025B-1 (NR/NR)
5,450,000	4.625		05/15/2031	5,481,037
Montana Board of Housing Multifamily Housing RB for Aurora Apartments Series 2024 (Aa1/NR)
1,675,000	3.320	(a)(b)	07/01/2046	1,686,586
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000	4.400		12/01/2049	1,453,676
1,000,000	4.450		12/01/2053	958,800

				24,264,553

Nebraska - 0.3%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
7,750,000	5.000	(a)(b)	08/01/2055	8,378,784
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000		01/01/2033	417,856

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nebraska – (continued)
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR) – (continued)
$2,000,000	4.000%		01/01/2035	$1,987,741
1,250,000	4.000		01/01/2036	1,231,494
1,185,000	4.000		01/01/2037	1,153,589
1,500,000	4.000		01/01/2038	1,442,107
2,000,000	4.000		01/01/2039	1,899,180
Nebraska Investment Finance Authority Single Family Housing RB 2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
7,500,000	4.500		09/01/2045	7,478,227
Omaha Public Power District Electric System RB 2023 Series A (Aa2/AA)
2,755,000	5.250		02/01/2053	2,891,282
Omaha Public Power District Nebraska Electric System RB, 2025 Series A (Aa2/AA)
2,450,000	5.250		02/01/2055	2,615,877
State of Nebraska State Highway Commission Highway Improvement RB Series 2025A (NR/AAA)
5,550,000	4.000		06/15/2041	5,529,120
1,950,000	4.000		06/15/2042	1,912,557

				36,937,814

Nevada - 0.6%
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
175,000	3.500		06/01/2026	174,536
185,000	3.500		06/01/2027	184,285
135,000	3.500		06/01/2028	134,355
150,000	3.500		06/01/2029	147,397
160,000	3.250		06/01/2030	152,392
285,000	3.250		06/01/2031	267,271
380,000	3.500		06/01/2032	355,114
425,000	3.500		06/01/2033	391,710
915,000	3.500		06/01/2034	830,103
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
410,000	2.750		06/01/2033	359,274
730,000	2.750		06/01/2036	597,737
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
215,000	4.250		06/01/2034	211,745
215,000	4.625		06/01/2043	200,804
345,000	4.625		06/01/2049	313,015
Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (A2/A) (PUTABLE)
1,300,000	3.750	(a)(b)	01/01/2036	1,303,219
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000	5.000		06/15/2030	3,981,088
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
100,000	5.000		06/15/2033	109,454
850,000	5.000		06/15/2034	924,297
855,000	4.000		06/15/2038	858,494
950,000	4.000		06/15/2039	945,852
700,000	4.000		06/15/2040	688,080

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District, Nevada GO (Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
$105,000	5.000%		06/15/2030	$116,949
105,000	5.000		06/15/2032	115,678
Clark County School District, Nevada GO Limited Tax Building Bonds, Series 2025A (AG) (A1/AA)
8,625,000	3.000		06/15/2044	7,021,468
Clark County, Nevada Airport System Subordinate Lien Refunding RB (McCarran International Airport) Series 2019A (NON-AMT) (Aa2/AA-)
2,600,000	5.000		07/01/2026	2,647,379
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
1,565,000	4.000		09/01/2035	1,490,662
Humboldt County Pollution Control Refunding RB for Sierra Pacific Power Company Projects Series 2016A (NON-AMT) (A3/A)
3,000,000	3.550		10/01/2029	3,074,456
Humboldt County Pollution Control Refunding RB for Sierra Pacific Power Company Projects Series 2016B (NON-AMT) (A3/A)
2,845,000	3.550		10/01/2029	2,891,255
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
21,870,000	4.000		07/01/2049	19,763,593
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/AA-)
1,180,000	5.000		07/01/2026	1,202,116
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/AA-)
640,000	5.000		07/01/2026	651,995
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/AA-)
2,685,000	5.000		07/01/2043	2,742,950
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/AA-)
1,195,000	5.000		07/01/2027	1,245,946
Nevada Housing Division Multi-Unit Housing RB Carville Park Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,535,000	5.000	(a)(b)	07/01/2028	1,590,779
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000		07/01/2040	1,738,646
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (NON-AMT) (A3/A) (PUTABLE)
3,845,000	3.625	(a)(b)	03/01/2036	3,885,121
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016G (NON-AMT) (A3/A) (PUTABLE)
2,000,000	3.625	(a)(b)	03/01/2036	2,020,869

				65,330,084

New Hampshire - 0.8%
National Finance Authority Hospital RB Series 2021B (AGM) (A1/AA)
3,500,000	3.000		08/15/2046	2,746,224
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (Baa1/A-)
8,635,000	4.000		12/01/2028	8,775,746

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Solid Waste Disposal Refunding RB Waste Management, Inc. Project Series 2018A (NR/A-/A-2) (PUTABLE)
$18,000,000	4.000	%(a)(b)	10/01/2033	$18,009,934
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,000,000	4.875	(c)	12/01/2033	2,000,026
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
4,700,000	4.000		01/01/2041	4,187,217
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000	3.300	(a)(b)	06/01/2040	2,424,058
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000	3.300	(a)(b)	06/01/2040	5,934,415
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
8,710,000	5.000		08/01/2032	9,077,460
1,135,000	5.000		08/01/2033	1,179,514
4,200,000	5.000		08/01/2034	4,350,416
7,085,000	5.000		08/01/2035	7,311,970
5,430,000	5.000		08/01/2036	5,584,967
5,975,000	5.000		08/01/2037	6,120,980
5,945,000	5.000		08/01/2038	6,074,278
2,535,000	5.000		08/01/2039	2,587,035
2,000,000	5.000		08/01/2040	2,039,689
New Hampshire Health and Education Facilities Authority RB, Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000	5.000		06/01/2028	2,374,902

				90,778,831

New Jersey - 3.7%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (A1/AA)
250,000	5.000		03/01/2026	252,182
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
3,840,000	4.000		07/01/2053	3,410,634
City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR/AA+)
1,455,000	3.000		02/15/2049	1,129,724
1,455,000	3.000		02/15/2050	1,120,636
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000		09/01/2034	1,079,844
1,350,000	3.000		09/01/2035	1,293,683
1,350,000	3.000		09/01/2036	1,273,359
1,350,000	3.000		09/01/2037	1,248,809
1,350,000	3.000		09/01/2038	1,218,669
1,100,000	3.000		09/01/2039	974,167
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
500,000	5.000		07/01/2032	503,626

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (A1/A)
$4,000,000	5.500	%(d)	12/15/2026	$4,143,384
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (A1/A)
5,805,000	5.000		06/15/2028	6,179,463
10,295,000	5.000		06/15/2029	11,068,713
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A1/AA)
1,300,000	5.000		06/01/2042	1,313,990
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (A1/A)
9,340,000	5.000		06/15/2029	10,041,941
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000	3.000		06/01/2032	777,839
1,545,000	5.000		06/01/2032	1,602,734
New Jersey Economic Development Authority School Facilities Construction Bonds 2016 Series AAA (A1/A)
6,415,000	5.000	(d)	12/15/2026	6,607,106
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS (A1/A)
1,610,000	5.250		06/15/2036	1,831,639
1,675,000	5.250		06/15/2038	1,868,709
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A1/A)
1,465,000	5.250		06/15/2037	1,651,864
1,675,000	5.250		06/15/2039	1,854,001
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB+)
4,325,000	5.250		09/15/2029	4,330,918
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba3/BB+)
2,600,000	5.625		11/15/2030	2,604,586
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
6,960,000	5.000		10/01/2047	6,873,684
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A1/A)
5,380,000	5.000		06/15/2037	5,539,851
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
10,325,000	5.375		01/01/2043	10,333,057
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000	3.750	(a)(b)	11/01/2034	4,891,490
New Jersey Educational Facilities Authority Princeton University RB, 2025 Series A-2 (Aaa/AAA)
12,500,000	5.000	(a)(b)	07/01/2064	14,366,040
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa1/BB-)
1,600,000	4.000		07/01/2042	1,152,155

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
$1,250,000	3.000%		07/01/2040	$1,019,543
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
4,375,000	4.125		07/01/2054	3,915,011
2,440,000	5.250		07/01/2054	2,563,256
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue, Series 2024A (A2/NR)
5,220,000	5.250		07/01/2049	5,516,437
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds RWJ Barnabas Health Obligated Group Issue, Series 2024-A (A1/AA-)
1,135,000	5.250		07/01/2054	1,205,600
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (HUD SECT 8) (NR/AA-)
1,910,000	0.900		11/01/2025	1,904,898
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A1/A)
19,370,000	0.000	(f)	12/15/2036	12,613,916
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (AMBAC) (A1/A)
290,000	0.000	(f)	12/15/2025	288,272
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000	5.000		06/15/2027	2,236,049
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A1/A)
4,805,000	0.000	(f)	12/15/2035	3,294,817
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A1/A)
3,000,000	0.000	(f)	12/15/2035	2,061,244
11,270,000	0.000	(f)	12/15/2038	6,585,050
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A)
9,735,000	0.000	(f)	12/15/2026	9,413,383
1,325,000	0.000	(f)	12/15/2031	1,095,629
5,000,000	0.000	(f)	12/15/2036	3,263,211
1,495,000	0.000	(f)	12/15/2037	924,320
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A1/A)
755,000	5.000		06/15/2046	755,151
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A1/A)
20,405,000	0.000	(f)	12/15/2031	16,852,081
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A1/A)
26,425,000	0.000	(f)	12/15/2036	17,246,073
33,225,000	0.000	(f)	12/15/2037	20,542,154
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
230,000	0.000	(f)	12/15/2033	174,578
30,275,000	0.000	(f)	12/15/2038	17,689,652

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A) – (continued)
$1,000,000	0.000	%(f)	12/15/2039	$553,436
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (A1/A)
1,620,000	5.000		12/15/2039	1,689,601
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
735,000	5.000		06/15/2030	746,688
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A1/A)
2,905,000	4.000		12/15/2031	2,990,478
2,070,000	5.000		12/15/2032	2,197,250
7,775,000	5.000		12/15/2034	8,176,793
8,840,000	5.000		12/15/2035	9,253,152
3,455,000	5.000		12/15/2036	3,599,177
2,410,000	4.250		12/15/2038	2,419,775
New Jersey Transportation Trust Fund Authority RB Series 2016 (A3/A+)
2,435,000	5.000		06/15/2030	2,473,723
New Jersey Transportation Trust Fund Authority RB Series 2018 (A1/A)
8,320,000	5.000		12/15/2033	8,791,377
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A1/A)
120,000	3.000		06/15/2050	88,565
New Jersey Transportation Trust Fund Authority Transporattion System Bonds 2010 Series A (A1/A)
4,000,000	0.000	(f)	12/15/2040	2,082,601
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series AA (NR/NR)
3,510,000	4.500	(d)	12/15/2028	3,743,312
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series AA (NR/A)
6,490,000	4.500		06/15/2049	6,376,846
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series BB (A1/A)
1,645,000	5.000		06/15/2032	1,750,440
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A1/A)
4,600,000	4.000		06/15/2045	4,197,770
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2024 Series CC (A1/A)
4,865,000	5.250		06/15/2050	5,107,494
6,335,000	5.250		06/15/2055	6,619,816
New Jersey Transportation Trust Fund Authority Transportation Program Notes 2014 Series BB-1 (A1/A)
3,260,000	5.000		06/15/2032	3,471,018
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A1/A)
3,060,000	5.000		06/15/2034	3,225,696
10,000,000	5.000		06/15/2037	10,393,834
3,000,000	5.250		06/15/2043	3,082,934
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A1/A)
2,000,000	4.000		06/15/2044	1,835,925

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A1/A)
$6,255,000	0.000	%(f)	12/15/2032	$4,964,909
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A1/A)
3,190,000	0.000	(f)	12/15/2029	2,828,894
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A1/A)
2,500,000	5.000		12/15/2032	2,709,053
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A1/A)
3,000,000	4.000		06/15/2041	2,883,639
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A1/A)
2,000,000	5.250		06/15/2041	2,159,740
3,000,000	5.250		06/15/2042	3,212,600
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
5,000,000	5.000		01/01/2027	5,150,826
New Jersey Turnpike Authority Turnpike RB, Series 2024 C (A1/AA-)
16,750,000	5.000		01/01/2044	17,757,003
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
3,000,000	4.000		01/01/2043	2,880,449
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,400,000	4.500		01/01/2048	1,402,085
4,725,000	5.250		01/01/2052	4,969,354
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.375		07/01/2053	911,677
Passaic County Improvement Authority Charter School RB Paterson Charter School For Science and Technology Inc. Project Series 2025 (Baa3/NR)
575,000	4.125		07/01/2033	586,592
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (A2/NR)
1,020,000	5.000		01/01/2037	1,037,839
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A2/NR)
5,585,000	5.000		01/01/2048	5,547,242
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A1/AA)
725,000	5.000		11/01/2033	782,129
South Jersey Transportation Authority Transportation System Revenue Refunding Bonds, 2025 Series A (BAM) (Baa2/AA)
1,000,000	5.000		11/01/2038	1,100,414
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
16,425,000	5.000		06/01/2046	16,020,751
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
6,455,000	6.750	(c)	12/01/2041	4,143,813

				419,615,532

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Mexico - 0.3%

City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
$2,975,000	3.875	%(a)(b)	06/01/2040	$3,023,972
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
2,570,000	3.875	(a)(b)	06/01/2040	2,612,305
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000	3.875	(a)(b)	06/01/2040	3,862,552
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/BBB+)
6,000,000	1.800		04/01/2029	5,679,295
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000	3.900	(a)(b)	06/01/2040	6,930,728
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,670,000	4.700		09/01/2049	3,659,894
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding and Acquisition Bonds, Series 2025 (Aa1/NR)
6,000,000	5.000	(a)(b)	06/01/2054	6,460,942
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
200,000	5.000		09/01/2029	215,534
450,000	5.000		09/01/2030	492,805
300,000	5.000		09/01/2031	327,334
350,000	5.000		09/01/2032	379,784
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
611,000	3.750	(c)	05/01/2028	610,632
2,070,000	4.000	(c)	05/01/2033	2,019,944
2,845,000	4.250	(c)	05/01/2040	2,640,817

				38,916,538

New York - 8.9%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
2,470,000	5.250		04/01/2049	2,480,653
1,455,000	5.250		04/01/2054	1,450,701
Allegany County Capital Resource Corp. RB for Alfred University Project Series 2024 (NR/BBB+)
1,080,000	5.250		04/01/2039	1,136,642
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
1,800,000	0.000	(f)	07/15/2044	695,967
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
10,840,000	5.000		07/15/2042	10,861,204

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Buffalo and Erie County Industrial Land Development Corporation Canisius University Project Tax-Exempt RB Series 2025 (NR/BBB)
$11,435,000	6.250%		05/01/2045	$11,977,877
Buffalo and Erie County Industrial Land Development Corporation Tax-Exempt RB Series 2025 (NR/BBB)
3,350,000	5.500		05/01/2035	3,560,140
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
100,000	4.000		06/15/2027	100,939
100,000	4.000		06/15/2028	101,449
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
675,000	5.000	(c)	09/01/2039	666,103
525,000	5.000	(c)	09/01/2044	492,666
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/B+)
725,000	5.000		06/15/2042	645,476
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
600,000	5.000		07/01/2042	598,219
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
1,425,000	5.000	(c)	12/01/2041	1,337,901
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000	5.000		07/01/2042	2,526,094
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
270,000	4.000	(c)	06/15/2031	265,337
425,000	4.000	(c)	06/15/2041	363,282
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)
1,520,000	4.000	(c)	06/15/2027	1,488,913
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
350,000	5.000	(c)	06/15/2033	368,281
425,000	5.250	(c)	06/15/2043	418,203
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
260,000	6.500	(c)	07/01/2032	276,171
2,500,000	6.500	(c)	07/01/2042	2,514,923
850,000	6.500	(c)	07/01/2052	831,703
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
900,000	9.750	(c)	07/01/2032	898,243
Build NYC Resource Corp. Tax-Exempt RB for Success Academy Charter Schools Project Series 2024 (NR/A-)
2,110,000	5.000		09/01/2031	2,333,411
1,000,000	5.000		09/01/2033	1,091,076
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
750,000	4.750		06/15/2053	698,613
Build NYC Resource Corporation Tax-Exempt RB Success Academy Charter Schools Project Series 2024 (NR/A-)
3,155,000	5.000		09/01/2032	3,465,194

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
$7,920,000	4.250	%(a)(b)	04/01/2042	$8,022,474
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000	5.000		08/01/2026	2,904,089
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4 (AGM) (Aa2/AA)
1,945,000	5.000		08/01/2026	1,987,997
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4 (AGM) (Aa2/AA)
5,760,000	5.000		10/01/2026	5,906,545
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3 (Aa2/AA)
1,905,000	5.000		09/01/2026	1,948,806
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
2,500,000	5.500		05/01/2046	2,667,537
3,900,000	4.500		05/01/2049	3,871,496
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000	4.000		03/01/2050	4,237,268
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
875,000	5.000		09/01/2037	914,830
Clinton County Capital Resource Corp. (A3/A+)
2,315,000	5.000	(c)	07/01/2037	2,531,828
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aa1/NR)
2,900,000	5.000	(a)(b)	07/01/2028	3,005,380
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
2,050,000	5.250		07/01/2049	2,102,363
2,800,000	5.250		07/01/2054	2,858,817
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
750,000	5.250		05/01/2044	764,114
1,400,000	5.500		05/01/2049	1,432,937
2,800,000	5.500		05/01/2056	2,847,664
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2024A (Aa1/NR)
2,900,000	5.250		03/15/2049	3,064,982
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2025A (Aa1/NR)
7,100,000	5.000		03/15/2048	7,396,192
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000	3.250		03/15/2035	14,378,701
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2025A (Tax- Exempt) (Aa1/NR)
39,070,000	5.000		03/15/2047	40,779,969
Dormitory Authority of The State of New York State Sales Tax RB Series 2024A (Aa1/NR)
6,700,000	5.000		03/15/2032	7,654,733
Dormitory Authority of The State of New York State Sales Tax RB Series 2024B (Tax-Exempt) (Aa1/NR)
4,175,000	5.000		03/15/2049	4,337,950

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Dutchess County Local Development Corp. RB for Health QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
$5,000,000	5.000%		07/01/2046	$4,932,935
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-)
1,000,000	5.000		07/01/2045	999,646
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
500,000	4.000		03/15/2039	500,334
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
29,200,000	0.000	(c)(f)	06/01/2060	1,157,316
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aa1/NR) ((SOFR + 0.50%))
6,234,580	4.962	(e)	01/25/2033	6,233,231
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
200,000	5.000		12/01/2025	200,449
Metropolitan Transportation Authority Dedicated Tax Fund Green Bonds Series 2024A (NR/AA)
3,305,000	5.000		11/15/2049	3,437,742
5,000,000	4.000		11/15/2051	4,567,325
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A2/NR)
2,500,000	5.000	(a)(b)	11/15/2045	2,695,825
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A2/A)
645,000	5.000		11/15/2027	654,153
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A2/A)
9,325,000	4.750		11/15/2045	9,271,659
4,445,000	5.000		11/15/2050	4,481,336
1,800,000	5.250		11/15/2055	1,835,116
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A2/A)
3,275,000	5.000		11/15/2029	3,564,808
1,450,000	5.000		11/15/2030	1,603,384
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A2/A)
1,340,000	5.000		11/15/2027	1,393,112
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A2/A)
2,465,000	4.000		11/15/2032	2,497,959
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A2/A)
495,000	5.000		11/15/2037	541,464
2,720,000	5.000		11/15/2040	2,894,390
4,190,000	4.000		11/15/2043	3,827,243
Metropolitan Transportation Authority RB Refunding Series 2016 B (A2/A)
545,000	5.000		11/15/2027	558,870
Metropolitan Transportation Authority RB Refunding Series 2016 D (A2/A)
530,000	5.000		11/15/2029	543,514
755,000	5.250		11/15/2031	775,131
Metropolitan Transportation Authority RB Series 2016 C-1 (A2/A)
595,000	5.000		11/15/2028	610,175

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019A (AGM) (A1/AA)
$11,050,000	5.000%		11/15/2044	$11,231,464
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000	4.000		11/15/2047	4,458,865
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A2/A)
3,000,000	4.000		11/15/2047	2,709,813
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A2/A)
5,000,000	4.000		11/15/2047	4,448,124
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A2/A)
3,750,000	5.000		11/15/2027	3,932,958
400,000	5.000		11/15/2028	427,418
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017B (A2/A)
1,655,000	5.000		11/15/2025	1,658,980
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A2/A)
2,765,000	5.000		11/15/2027	2,899,901
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024A (A2/A)
12,800,000	5.500		11/15/2047	13,688,552
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024B (A2/A)
3,000,000	5.000		11/15/2041	3,179,794
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A2/A)
7,055,000	5.000		11/15/2038	7,688,870
1,400,000	5.250		11/15/2045	1,481,847
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
82,790,000	0.000	(f)	06/01/2060	4,751,244
New York City Housing Development Corp. Multi-Family Housing RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000	3.700	(a)(b)	05/01/2064	10,164,027
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)
940,000	2.250	(a)	10/01/2029	900,251
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000	3.000		01/01/2039	3,484,649
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000	3.000		03/01/2036	2,267,691
2,555,000	3.000		03/01/2040	2,186,350
1,725,000	4.000		03/01/2045	1,600,200
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/AA)
6,025,000	4.000		03/01/2045	5,455,342
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2018 Series Bb (Aa1/AA+)
11,150,000	5.000		06/15/2046	11,296,703

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
$3,850,000	5.000%		06/15/2051	$4,019,929
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
2,500,000	5.000		06/15/2049	2,618,429
2,335,000	5.250		06/15/2053	2,483,219
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Adjustable Rate Fiscal 2014 Series AA (Aa1/AA+/A-1+)
15,190,000	3.700	(a)(b)	06/15/2050	15,190,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2019 Series Ee, (Aa1/AA+)
1,000,000	4.000		06/15/2040	982,324
New York City Transitional Finance Authority Building Aid RB Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
5,000,000	5.000		07/15/2032	5,030,706
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2018 Series B Subseries B-1 (Aa1/AAA)
18,400,000	5.000		08/01/2045	18,657,642
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-Exempt Bonds (Aa1/AAA)
6,000,000	5.500		11/01/2045	6,451,049
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2024 Series D Subseries D-1 (Tax- Exempt) (Aa1/AAA)
2,000,000	5.000		11/01/2040	2,178,873
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 (Tax-Exempt Bonds) (Aa1/AAA)
9,235,000	5.000		11/01/2038	10,259,484
1,515,000	5.000		11/01/2040	1,657,308
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series C Subseries C-1 (Aa1/AAA)
25,760,000	5.250		05/01/2049	27,327,300
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series F Subseries F-1 (Aa1/AAA)
6,285,000	5.000		11/01/2028	6,764,644
5,000,000	5.000		11/01/2032	5,724,128
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1 (Aa1/AAA)
830,000	4.000		05/01/2045	777,967
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2024 Series C (Aa1/AAA)
6,490,000	5.500		05/01/2042	7,163,302
8,385,000	5.250		05/01/2048	8,839,728
3,500,000	5.500		05/01/2053	3,747,463
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
3,755,000	5.000		11/15/2030	3,763,642

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
$143,440,000	0.000	%(f)	06/01/2060	$6,536,719
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
4,050,000	5.150	(c)	11/15/2034	4,054,323
9,000,000	5.375	(c)	11/15/2040	9,001,502
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
4,175,000	7.250	(c)	11/15/2044	4,178,252
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
23,690,000	5.000	(c)	11/15/2044	23,689,867
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
855,000	2.625		09/15/2069	799,162
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,070,000	2.800		09/15/2069	992,866
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000	5.000		03/01/2044	9,905,874
New York Port Authority Consolidated Bonds 273rd Series (Aa3/AA-)
7,835,000	4.000		07/15/2051	6,950,489
New York St Dorm Auth St Pers Income Tax Rev General Purpose Bonds 2022 A (NR/NR)
450,000	5.000		03/15/2027	466,462
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000	5.000	(d)	08/15/2026	2,605,709
New York State Dormitory Authority RB New York University 2001 (AMBAC) (Aa2/AA-)
945,000	5.500		07/01/2040	1,089,522
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
1,100,000	5.000		07/01/2033	1,148,356
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560		07/01/2026	99,300
100,000	3.670		07/01/2027	98,448
40,000	3.760		07/01/2028	39,049
200,000	3.820		07/01/2029	193,414
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,000,000	5.000		07/01/2029	1,023,907
745,000	5.000		07/01/2030	765,210
100,000	4.000		07/01/2031	97,279
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B3/B-)
540,000	5.000		07/01/2032	535,182
465,000	5.000		07/01/2034	455,738
905,000	5.000		07/01/2035	881,364
440,000	5.000		07/01/2036	425,563
545,000	4.000		07/01/2040	457,517
590,000	5.000		07/01/2041	558,980
2,315,000	4.000		07/01/2045	1,865,481

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
$530,000	4.000%		09/01/2036	$525,494
500,000	4.000		09/01/2037	490,251
575,000	4.000		09/01/2038	555,379
615,000	4.000		09/01/2039	584,276
750,000	4.000		09/01/2040	698,888
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
2,750,000	4.000		07/01/2048	2,406,270
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000	3.000		03/15/2038	4,047,384
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000		04/01/2042	901,527
1,550,000	3.000		04/01/2048	1,183,284
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020 A (Aa1/NR)
26,685,000	4.000		03/15/2043	25,617,112
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020A (NR/NR)
10,000	4.000	(d)	09/15/2030	10,742
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2021 E (NR/NR)
5,000	4.000	(d)	03/15/2032	5,422
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2021 E (NR/AA+)
9,995,000	4.000		03/15/2038	10,058,004
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,190,000	2.875	(a)(b)(c)	12/01/2044	1,126,683
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
1,650,000	4.250	(a)(b)(c)	09/01/2050	1,665,227
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
2,960,000	1.100	(a)(b)	11/01/2061	2,854,853
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
2,025,000	3.450	(a)(b)	06/15/2054	2,049,982
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
4,465,000	3.350	(a)(b)	06/15/2054	4,484,760
New York State Thruway Authority General RB Series P (Aa3/A+)
1,300,000	5.000		01/01/2049	1,353,581
1,965,000	5.250		01/01/2054	2,070,624
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000	3.000		03/15/2050	5,169,964
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000	4.000		03/15/2038	11,549,244
New York State Urban Development Corporation State Sales Tax RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000	5.000		03/15/2051	8,270,730

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (Baa1/NR)
$2,500,000	5.000%	12/01/2036	$2,664,593
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
1,000,000	4.000	12/01/2040	978,813
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
4,780,000	5.000	01/01/2027	4,872,805
310,000	5.000	01/01/2031	319,548
8,645,000	5.000	01/01/2033	8,858,323
3,800,000	5.000	01/01/2034	3,881,605
9,625,000	4.000	01/01/2036	9,261,727
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
2,850,000	5.000	01/01/2036	2,895,172
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
4,580,000	4.000	10/01/2030	4,644,214
9,915,000	5.000	10/01/2035	10,358,434
7,315,000	5.000	10/01/2040	7,391,397
9,800,000	4.375	10/01/2045	9,019,585
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
1,225,000	2.500	10/31/2031	1,086,119
400,000	4.000	10/31/2034	399,209
4,780,000	4.000	10/31/2041	4,353,902
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A1/AA)
1,500,000	4.000	07/01/2046	1,340,190
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000	5.000	12/01/2028	530,310
500,000	5.000	12/01/2029	538,074
2,200,000	5.000	12/01/2036	2,292,122
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000	5.000	12/01/2032	180,114
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
690,000	5.000	07/01/2034	690,440
15,675,000	5.000	07/01/2041	15,674,105
14,050,000	5.000	07/01/2046	13,910,495
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
3,550,000	5.250	01/01/2050	3,549,820
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
2,225,000	6.000	06/30/2054	2,318,578
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
1,150,000	5.000	06/30/2049	1,152,241

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2022 (Baa1/NR)
$500,000	5.000%		12/01/2027	$521,087
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa2/BBB-)
750,000	6.000		04/01/2035	824,467
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
2,000,000	5.000		08/01/2031	2,000,362
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
5,170,000	5.250		08/01/2031	5,365,927
10,275,000	5.375		08/01/2036	10,683,595
New York Transportation Development Corp. Special Facility RB Series 2021 (NR/NR)
4,060,000	3.000		08/01/2031	3,815,279
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (NR/B+)
1,215,000	5.000		08/01/2026	1,215,247
New York Transportation Development Corporation (Terminal 4 John F. Kennedy International Airport Project) Special Facility RB, Series 2020C (Baa1/BBB)
1,250,000	5.000		12/01/2029	1,357,941
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AG) (A1/AA)
8,375,000	5.000		06/30/2054	8,357,242
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
1,340,000	5.000		06/30/2049	1,343,391
Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/AA)
420,000	4.000		12/01/2033	428,283
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
865,000	4.000		12/01/2034	878,263
670,000	4.000		12/01/2035	676,150
1,135,000	4.000		12/01/2036	1,140,053
1,260,000	3.000		12/01/2039	1,045,501
840,000	3.000		12/01/2040	682,520
6,270,000	4.000		12/01/2049	5,625,781
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000		07/01/2039	284,188
4,225,000	3.000		07/01/2044	2,670,017
Oneida Indian Nation Tax RB Series 2024B (Federally Tax- Exempt) (NR/NR)
1,435,000	6.000	(c)	09/01/2043	1,528,509
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
4,720,000	4.000		07/01/2035	3,803,981

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Port Authority of New York & New Jersey Consolidated RB Series 221 (Aa3/AA-)
$2,000,000	4.000%	07/15/2045	$1,817,243
1,500,000	4.000	07/15/2050	1,333,937
Port Authority of New York and New Jersey Consolidated Bonds 242nd Series (Aa3/AA-)
1,500,000	5.000	12/01/2026	1,535,657
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
5,000,000	3.000	10/01/2027	4,997,321
1,555,000	3.000	10/01/2028	1,553,440
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
1,720,000	5.250	08/01/2047	1,785,686
2,300,000	5.500	08/01/2052	2,418,639
Power Authority of The State of New York Green Transmission Project RB, Series 2023A (AGM) (Aa3/AA)
1,500,000	5.000	11/15/2053	1,553,274
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,200,000	4.250	05/01/2052	5,572,461
5,225,000	5.000	05/01/2052	5,289,761
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (Aa1/NR)
10,200,000	4.000	03/15/2048	9,355,771
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (Aa1/NR)
10,000,000	4.000	02/15/2047	9,355,378
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (NR/AA+)
10,215,000	4.000	03/15/2038	10,272,708
8,175,000	4.000	03/15/2040	8,062,046
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (NR/AA+)
6,800,000	4.000	03/15/2046	6,366,320
8,700,000	4.000	03/15/2047	8,142,272
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,070,000	5.000	07/01/2027	1,082,209
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,160,000	4.000	06/01/2050	2,851,231
The City of New York GO Bonds Fiscal 2026, Series A Tax-Exempt Bonds Subseries A-1 (Aa2/AA)
5,000,000	5.500	08/01/2050	5,451,832
5,000,000	5.250	08/01/2053	5,309,277
The Port Authority of New York and New Jersey Consolidated Bonds One Hundred Ninety-Fourth Series (Aa3/AA-)
13,775,000	5.000	10/15/2041	13,786,856
The Port Authority of New York and New Jersey Consolidated Bonds, Two Hundred Sixth Series (Aa3/AA-)
2,000,000	5.000	11/15/2042	2,020,369
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000	4.250	05/15/2058	7,679,003
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (NR/SP-1+)
25,000,000	5.000	03/01/2028	26,479,153

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (A1/SP-1+)
$25,000,000	5.000%		02/01/2028	$26,517,242
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C (NR/AA+)
5,900,000	5.250		05/15/2052	6,165,170
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Real Estate Transfer Tax RB, Series 2025A (A1/A+)
5,850,000	5.000		12/01/2050	6,048,471
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (NR/AA+)
4,800,000	5.250		05/15/2059	5,064,055
Westchester County Local Development Corporation RB for New York Blood Center Project Series 2024 (Baa1/NR)
2,755,000	5.000		07/01/2035	3,011,807
845,000	5.000		07/01/2038	902,261
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
195,000	4.000		10/15/2029	195,537
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
510,000	4.000		10/15/2030	512,610

				999,083,282

North Carolina - 0.8%

Charlotte Douglas International Airport RB Series 2023A (NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000	5.000		07/01/2048	6,784,833
City of Charlotte, North Carolina Charlotte Douglas International Airport RB, Series 2017A (NON-AMT) (Aa3/NR)
1,000,000	5.000		07/01/2047	1,008,906
City of Mebane Combined Utilities RB Series 2024 (Aa3/AA-)
1,800,000	4.000		08/01/2049	1,690,823
Columbus County Industrial Facilities & Pollution Control Financing Authority Environmental Improvement and Refunding RB for International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,100,000	3.450	(a)(b)	11/01/2033	1,106,007
Columbus County Industrial Facilities & Pollution Control Financing Authority Refunding RB for International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,400,000	3.450	(a)(b)	11/01/2033	1,407,646
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000		03/01/2029	5,578,128
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000	5.000		05/01/2026	1,836,367
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
1,000,000	5.000		07/01/2028	1,053,794
3,050,000	5.500		07/01/2052	3,149,523
Greater Asheville Regional Airport Authority Airport System RB, Series 2023 (AMT) (AG) (A1/AA)
1,210,000	5.250		07/01/2041	1,273,213

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)

North Carolina Capital Facilities Finance Agency Revenue Refunding Bonds Duke University Project Series 2016B (Aa1/AA+)
$5,290,000	5.000%		10/01/2044	$5,303,826
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
2,735,000	5.000		12/31/2037	2,737,045
North Carolina Housing Finance Agency Home Ownership RB Series 54-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000	4.550		07/01/2044	1,492,903
North Carolina Housing Finance Agency Home Ownership RB Series 55-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
9,690,000	4.350		01/01/2044	9,628,469
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn at Maryfield Series 2015 (NR/NR)
3,875,000	5.000		10/01/2035	3,880,221
North Carolina Medical Care Commission Health Care Facilities RB Duke University Health System, Series 2025B (Aa3/AA-)
2,850,000	5.000	(a)(b)	06/01/2055	3,117,993
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000		09/01/2041	602,197
325,000	4.000		09/01/2046	266,673
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
270,000	5.000		03/01/2027	274,126
255,000	5.000		03/01/2028	262,100
250,000	4.000		03/01/2029	251,798
260,000	4.000		03/01/2030	262,311
270,000	4.000		03/01/2031	272,266
725,000	4.000		03/01/2036	701,158
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,355,000	5.000		10/01/2040	1,316,549
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (Aa3/AA)
5,995,000	3.000		07/01/2045	4,809,215
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
1,905,000	4.000		09/01/2041	1,710,201
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000		07/01/2026	584,591
1,785,000	3.000		07/01/2027	1,753,201
1,040,000	4.000		07/01/2030	1,041,035
1,080,000	5.000		07/01/2031	1,113,589
1,110,000	5.000		07/01/2032	1,139,985
1,375,000	5.000		07/01/2033	1,407,508
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
750,000	5.000		10/01/2044	750,974
North Carolina Medical Care Commission Retirement Facilities First Mortgage Revenue and Revenue Refunding Bonds Pennybyrn Series 2025 (NR/NR)
500,000	5.375	(h)	10/01/2045	501,569

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)

North Carolina Medical Care Commission Retirement Facilities First Mortgage Revenue and Revenue Refunding Bonds Pennybyrn Series 2025 (NR/NR) – (continued)
$360,000	5.625	%(h)	10/01/2055	$360,731
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000		01/01/2042	2,361,999
5,325,000	5.000		01/01/2049	5,399,105
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000	5.000		01/01/2049	9,572,067
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care RB Series 2021D (Aa3/AA)
2,410,000	5.000	(a)(b)	01/15/2049	2,680,154

				90,444,799

North Dakota - 0.1%

City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
4,125,000	4.000		12/01/2035	4,004,890
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
1,875,000	3.000		12/01/2051	1,311,976
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000	3.000		05/01/2041	793,229
2,750,000	3.000		05/01/2046	1,788,768
Williston Parks & Recreation District Senior Sales Tax Revenue and Refunding Bonds Series 2025A (AG) (A1/AA)
2,000,000	4.750	(h)	12/01/2050	1,969,545

				9,868,408

Ohio - 1.9%

Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1 (A1/A+)
7,110,000	5.000	(a)(b)	10/01/2049	7,356,775
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000		06/01/2034	464,742
310,000	4.000		06/01/2037	303,312
2,655,000	4.000		06/01/2038	2,561,154
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000		06/01/2048	3,586,780
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
37,685,000	0.000	(f)	06/01/2057	3,523,687
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
6,710,000	4.000		06/01/2048	5,633,005
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB+)
7,195,000	5.375		09/15/2027	7,201,531
Columbus Regional Airport Authority John Glenn Columbus International Airport Airport RB Series 2025A (AMT) (A2/A)
2,000,000	5.000		01/01/2030	2,154,843

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Columbus Regional Airport Authority John Glenn Columbus International Airport Airport RB Series 2025A (AMT) (A2/A) – (continued)
$3,600,000	5.000%		01/01/2031	$3,927,354
2,890,000	5.000		01/01/2032	3,165,907
3,000,000	5.000		01/01/2033	3,291,564
2,120,000	5.000		01/01/2034	2,330,455
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
2,525,000	7.000	(c)	07/01/2053	2,490,106
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
1,955,000	5.000		05/15/2032	1,963,287
County of Cuyahoga Hospital RB Series 2017 (Baa2/BBB-)
6,500,000	5.000		02/15/2037	6,532,817
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa2/BBB-)
2,475,000	5.500		02/15/2052	2,474,928
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000		09/01/2040	348,419
625,000	4.000		09/01/2045	507,644
850,000	5.000		09/01/2049	792,016
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
3,210,000	5.000		07/01/2035	3,328,530
3,915,000	5.000		07/01/2036	4,021,585
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
5,000	4.000	(d)	07/01/2028	5,341
4,220,000	4.000		07/01/2040	3,700,618
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
3,680,000	5.250		11/15/2040	3,621,234
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba1/BB)
12,075,000	5.250		11/15/2048	11,911,433
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds, Series 2024 (Baa1/NR)
2,000,000	5.250		09/01/2049	2,042,816
County of Warren Ohio Hospital Facilities Refunding RB Series 2024A (NR/NR)
1,755,000	5.000		05/15/2034	1,873,404
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB-)
7,325,000	5.250		02/15/2047	7,171,458
5,475,000	5.000		02/15/2052	5,074,303
760,000	5.000		02/15/2057	689,668
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa2/BBB-)
10,000,000	8.223		02/15/2040	11,209,288
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,550,000	2.000		12/01/2031	3,191,887
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750		12/01/2038	1,690,562

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
$325,000	5.000%		12/01/2026	$328,922
325,000	5.000		12/01/2027	332,776
425,000	5.000		12/01/2028	438,111
400,000	5.000		12/01/2029	415,817
680,000	5.000		12/01/2030	697,777
800,000	5.000		12/01/2031	817,122
660,000	5.000		12/01/2032	670,997
1,170,000	5.000		12/01/2033	1,182,566
1,725,000	5.000		12/01/2035	1,736,122
650,000	5.000		12/01/2037	651,653
1,630,000	5.000		12/01/2038	1,630,970
2,000,000	5.000		12/01/2051	1,829,640
Little Miami Local School District Counties of Warren and Clermont Ohio School Improvement Unlimited Tax GO Bonds Series 2018A (SD CRED PROG) (Aa1/AA+)
1,000,000	5.000		11/01/2043	997,434
Northeast Ohio Medical University RB Refunding Series 2021 A (A3/NR)
250,000	4.000		12/01/2035	249,886
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
3,500,000	4.250	(a)(b)	11/01/2039	3,572,470
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
14,000,000	4.250	(a)(b)	11/01/2040	14,315,130
Ohio Air Quality Development Authority Pollution Control RB Refunding Series 2009-D (NON-AMT) (NR/BBB-)
1,100,000	3.375	(a)	08/01/2029	1,085,100
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Baa3/NR)
925,000	2.875		02/01/2026	922,694
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Baa3/NR)
2,305,000	2.875		02/01/2026	2,299,254
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Baa3/NR)
3,130,000	3.250		09/01/2029	3,097,865
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (Baa2/BBB)
2,500,000	2.400	(a)(b)	12/01/2038	2,382,371
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (Baa2/BBB)
3,500,000	2.600	(a)(b)	06/01/2041	3,361,139
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,245,000	5.000		01/15/2035	1,297,961
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000		12/01/2042	1,223,226
1,250,000	5.000		12/01/2045	1,178,901
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (Baa1/NR)
695,000	4.000		05/01/2037	691,307

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Ohio Housing Finance Agency Multifamily Housing RB (Community Pendleton Project), Series 2025 (Aa1/NR)
$1,500,000	3.400	%(a)(b)	07/01/2042	$1,509,343
Ohio Housing Finance Agency Multifamily Housing RB Haven’S Edge Apartments Project Series 2025A (NR/NR)
1,325,000	5.700	(c)	08/01/2043	1,356,455
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
2,445,000	4.650		09/01/2049	2,421,410
Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
900,000	5.000		01/15/2040	919,505
Ohio State Higher Educational Facilities Commission Hospital RB Project Series 2020 (A3/NR)
1,260,000	5.000		01/15/2033	1,325,678
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
925,000	5.000	(c)	12/01/2033	932,845
1,795,000	5.000	(c)	12/01/2038	1,746,463
2,725,000	5.000	(c)	12/01/2048	2,403,939
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
1,500,000	4.375	(a)(b)	06/15/2056	1,486,164
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
1,190,000	5.000		12/01/2044	1,167,768
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
390,000	3.750	(c)	12/01/2031	394,846
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000	5.000		12/01/2046	3,480,542
State of Ohio Higher Educational Facilities Senior Lien Hospital Bonds Series 2020 (A3/NR)
1,140,000	5.000		01/15/2037	1,176,860
State of Ohio Higher Educational Facility Commission State of Ohio Higher Educational Facility RB Xavier University 2024 Project (Baa1/NR)
785,000	5.000		05/01/2040	817,813
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,500,000	5.750		09/01/2037	1,553,224
1,500,000	6.000		09/01/2042	1,527,600
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa1/NR)
715,000	5.000		05/01/2041	737,637
840,000	5.000		05/01/2042	859,217
State of Ohio Higher Educational Facility Refunding RB for Xavier University 2025 Project Forward Delivery (Baa1/NR)
2,710,000	5.000		05/01/2043	2,746,425
3,590,000	5.000		05/01/2044	3,613,257
2,360,000	5.000		05/01/2045	2,365,286
State of Ohio Hospital RB, Series 2020 Premier Health Partners Obligated Group (Baa1/NR)
1,270,000	4.000		11/15/2041	1,146,230
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
3,500,000	4.000		01/01/2038	3,366,641

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR) – (continued)
$960,000	4.000%		01/01/2041	$883,081
Trinity Health Credit Group County of Franklin Ohio RB Series 2017Oh (Aa3/AA-)
2,120,000	5.000		12/01/2046	2,129,038

				209,616,931

Oklahoma - 0.7%

Broken Arrow Economic Development Authority Hackberry Market Increment District Project Tax Apportionment Bonds Series 2025 (NR/NR)
5,500,000	6.625		06/01/2045	5,492,471
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000	2.000		11/01/2029	3,617,262
Independent School District Number 69 Canadian County, Oklahoma Mustang School District GO Building Bonds, Series 2025A (NR/AA-)
1,510,000	4.000		06/01/2027	1,542,723
2,780,000	4.000		06/01/2028	2,871,714
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
925,000	4.000		09/01/2045	623,791
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA)
3,300,000	5.000		07/01/2026	3,359,669
3,400,000	5.000		07/01/2027	3,548,049
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA)
650,000	5.000		07/01/2026	661,753
500,000	5.000		07/01/2027	521,772
Oklahoma County Finance Authority Educational Facilities Lease RB Western Heights Public Schools Project, Series 2025 (NR/BBB-)
1,450,000	5.000		09/01/2032	1,539,521
2,700,000	5.000		09/01/2035	2,814,219
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba2/BB+)
2,125,000	5.000		08/15/2029	2,217,558
5,000,000	5.500		08/15/2057	5,008,045
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000	4.000		08/15/2048	3,404,305
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB+)
2,725,000	5.500		08/15/2052	2,733,055
Oklahoma Housing Finance Agency Collateralized RB Trinity Trails Project Series 2025 (HUD SECT 8) (Aa1/NR)
1,500,000	3.200	(a)(b)	10/01/2042	1,503,242
Oklahoma Turnpike Authority Oklahoma Turnpike System Refunding Second Senior RB Series 2025B (Aa3/AA-)
3,000,000	5.000	(h)	01/01/2037	3,413,155
1,850,000	5.000	(h)	01/01/2038	2,081,926
1,475,000	5.000	(h)	01/01/2039	1,642,361
1,000,000	5.000	(h)	01/01/2040	1,104,225
1,750,000	5.000	(h)	01/01/2041	1,908,632
2,000,000	5.000	(h)	01/01/2042	2,162,690

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)

Oklahoma Turnpike Authority Oklahoma Turnpike System Second Senior RB Series 2023 (Aa3/AA-)
$4,000,000	5.500%		01/01/2053	$4,233,798
Payne County Economic Development Authority Educational Facilities Lease RB Stillwater Public Schools Project Series 2024 (BAM) (A3/AA)
2,105,000	5.000		09/01/2026	2,146,159
1,740,000	5.000		09/01/2027	1,814,037
Trustees of The Tulsa Municipal Airport Trust RB, Series 2025 (NR/B+)
6,825,000	6.250		12/01/2035	7,805,884
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
5,800,000	5.500		12/01/2035	5,801,409
Wagoner County Development Authority Sales Tax RB Series 2025 (NR/NR)
1,830,000	6.500		05/01/2035	1,859,883

				77,433,308

Oregon - 0.4%

City of Cannon Beach Full Faith and Credit Obligations Series 2024 (NR/AA)
750,000	4.000		06/01/2054	695,146
City of Forest Grove Oregon Campus Improvement Revenue Refunding Bonds Pacific University Series 2022A Forward Delivery (NR/BBB)
1,175,000	5.000		05/01/2033	1,224,292
City of Portland Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2025 Series A (Aa2/AA)
1,125,000	5.000		10/01/2042	1,216,635
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000	5.000		12/01/2035	6,223,295
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125		11/15/2040	240,175
120,000	5.250		11/15/2050	114,095
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB)
1,385,000	3.500		03/01/2029	1,356,487
1,540,000	3.750		03/01/2032	1,473,230
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
1,875,000	5.000		08/15/2045	1,899,693
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (NR/NR)
8,895,000	5.000	(d)	07/01/2027	9,280,390
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB)
525,000	5.000		10/01/2029	556,265
225,000	5.000		10/01/2035	234,943
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000	4.000		07/01/2047	1,927,876
Port of Portland Portland International Airport RB Series Thirty A (AMT) (NR/AA-)
2,440,000	5.250		07/01/2049	2,542,011

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)

Port of Portland RB for International Airport Series 2019 25-B (NR/AA-)
$1,365,000	5.000%		07/01/2033	$1,435,035
1,000,000	5.000		07/01/2034	1,046,947
1,000,000	5.000		07/01/2035	1,042,143
State of Oregon GO Bonds Oregon Department of Veterans Affairs 2020 Series J (Aa1/AA+/A-1)
8,220,000	3.450	(a)(b)	06/01/2039	8,220,000
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250		08/01/2027	1,141,987
860,000	1.375		08/01/2028	820,844
875,000	1.500		08/01/2029	825,597
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)
190,000	5.000	(c)	11/01/2034	202,394
500,000	5.000	(c)	11/01/2036	527,714
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000		06/15/2029	4,318,438
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,625,000	5.000		11/15/2051	1,374,681

				49,940,313

Pennsylvania - 3.5%

Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Retirement Communities RB Series 2016 (NR/NR)
900,000	5.000		11/15/2033	910,832
Adams County General Authority RB for The Brethren Home Community Project Series 2024A (NR/NR)
2,470,000	5.000		06/01/2034	2,601,660
1,450,000	5.000		06/01/2039	1,491,708
1,750,000	5.000		06/01/2044	1,723,401
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
1,000,000	5.250		09/01/2035	1,002,925
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
18,400,000	4.000		04/01/2044	16,599,045
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
5,145,000	5.000		04/01/2030	5,403,336
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A2/A)
6,230,000	4.000		07/15/2038	5,959,920
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (Ba3/BB+)
2,750,000	5.125		05/01/2030	2,918,027
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
75,000	5.000		05/01/2026	75,497
525,000	5.000		05/01/2027	539,026
700,000	5.000		05/01/2029	741,425
750,000	5.000		05/01/2030	805,725

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR) – (continued)
$750,000	5.000%		05/01/2031	$816,379
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
700,000	5.250	(c)	05/01/2032	713,393
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba2/NR)
955,000	5.000	(c)	05/01/2027	972,518
2,100,000	5.000	(c)	05/01/2032	2,138,240
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba2/NR)
700,000	5.000	(c)	05/01/2028	720,919
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
900,000	5.000		05/01/2033	977,214
1,000,000	5.000		05/01/2034	1,077,065
900,000	5.000		05/01/2035	961,562
1,000,000	5.000		05/01/2036	1,060,059
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 forward Delivery (Baa3/NR)
750,000	5.000		05/01/2032	820,141
Bethel Park School District Allegheny County Pennsylvania GO Limited Tax Bonds Series of 2024 (ST AID WITHHLDG) (Aa2/NR)
695,000	5.000		08/01/2039	762,368
1,090,000	5.000		08/01/2040	1,183,480
1,550,000	5.000		08/01/2041	1,667,309
2,625,000	5.000		08/01/2043	2,767,372
Bethel Park School District Allegheny County Pennsylvania GO Limited Tax Bonds, Series 2024 (ST AID WITHHLDG) (Aa2/NR)
1,000,000	5.000		08/01/2042	1,064,395
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BBB+)
420,000	5.000		07/01/2026	420,836
425,000	5.000		07/01/2027	436,057
450,000	5.000		07/01/2028	469,989
475,000	5.000		07/01/2029	503,187
650,000	5.000		07/01/2030	697,557
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
120,000	5.000		10/01/2030	122,515
350,000	5.000		10/01/2031	357,299
410,000	5.000		10/01/2033	417,780
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
900,000	6.000	(c)	10/15/2052	882,766
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000	4.000		12/01/2046	9,328,308

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Chester County School Authority Chester County Pennsylvania School Lease RB Chester County Intermediate Unit Project Series of 2025 (Aa3/NR)
$1,000,000	5.000%		04/01/2041	$1,060,820
500,000	5.000		04/01/2042	525,449
500,000	5.000		04/01/2044	519,302
1,000,000	5.000		04/01/2045	1,037,498
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000		05/01/2036	476,256
595,000	4.000		05/01/2041	513,645
380,000	5.000		05/01/2047	357,236
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
2,075,000	4.000		03/01/2042	1,712,556
Coatesville Area School District Chester County Pennsylvania GO Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
2,050,000	5.250		11/15/2042	2,168,175
Coatesville Area School District Chester County, Pennsylvania GO Bonds, Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
4,650,000	5.250		11/15/2040	5,018,899
5,035,000	5.250		11/15/2041	5,382,093
3,150,000	5.250		11/15/2043	3,303,243
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (Aa3/AA)
21,580,000	4.000		06/01/2039	21,178,040
Commonwealth of Pennsylvania COPS Series 2018 A (A1/A)
1,250,000	4.000		07/01/2046	1,160,808
Commonwealth of Pennsylvania GO Bonds First Series of 2024 Bid Group B (Aa2/A+)
11,450,000	4.000		08/15/2044	10,997,675
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
2,000,000	5.875	(c)	10/15/2040	1,546,216
6,375,000	6.250	(c)	10/15/2053	4,598,504
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/B-)
850,000	5.000	(c)	10/15/2034	684,779
Delaware County Authority Commonwealth of Pennsylvania Haverford College RB Series 2017A (NR/AA-)
1,200,000	5.000		10/01/2042	1,209,832
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000	5.000	(c)	07/01/2031	1,491,730
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (Aa3/AA)
605,000	5.000		07/01/2027	605,826
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000		12/01/2038	734,014
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (NR/AA-) (3M USD SOFR + 0.77%)
15,800,000	0.907	(e)	05/01/2037	14,872,570
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000		06/01/2044	662,814

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
$900,000	5.000%		03/01/2040	$823,387
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series A of 2024 (NR/NR)
900,000	5.000		05/01/2049	886,015
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2025 Luthercare Project Tax-Exempt (NR/NR)
1,525,000	4.000		12/01/2035	1,511,229
825,000	5.000		12/01/2045	812,740
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
185,000	5.000		03/01/2026	185,624
150,000	5.000		03/01/2027	152,653
135,000	5.000		03/01/2028	138,918
160,000	5.000		03/01/2029	166,155
Latrobe Industrial Development Authority University RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000	5.000		03/01/2031	184,022
300,000	5.000		03/01/2033	311,093
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
3,240,000	5.250		07/01/2044	3,024,556
Monroe County Industrial Development Authority Special Obligation Revenue Refunding Bonds Tobyhanna Township Project, Series of 2025 (Tax-Exempt) (NR/NR)
850,000	5.000		07/01/2031	876,856
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A3/A)
1,000,000	4.000		09/01/2037	975,286
550,000	4.000		09/01/2038	528,735
1,000,000	4.000		09/01/2039	958,224
Montgomery County Higher Education and Health Authority Commonwealth of Pennsylvania Arcadia University RB, Series of 2015 (NR/BBB-)
2,580,000	5.000		04/01/2029	2,580,504
Montgomery County Higher Education and Health Authority, (Commonwealth of Pennsylvania) Arcadia University RB, Series of 2015 (NR/BBB-)
1,975,000	5.000		04/01/2030	1,975,393
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000	4.100	(a)(b)	04/01/2053	2,317,499
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
1,645,000	4.100		06/01/2029	1,709,278
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000	4.450	(a)(b)	10/01/2034	2,747,926
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
1,035,000	5.000		11/15/2045	1,027,642
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
1,200,000	4.000		11/15/2043	1,068,351

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/A-)
$400,000	4.000%		10/01/2036	$385,281
400,000	4.000		10/01/2041	358,354
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
955,000	5.000		11/15/2049	930,417
1,340,000	5.000		11/15/2055	1,281,978
Northampton County General Purpose Authority Hospital RB Series 2016A (A3/A-)
24,840,000	5.000		08/15/2046	24,875,049
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000		11/01/2039	963,528
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000	4.000		07/01/2030	1,630,975
1,950,000	4.000		07/01/2033	1,966,235
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000	5.000		07/01/2038	4,288,655
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000		06/30/2042	750,936
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (Aa3/A+)
8,355,000	3.000		04/01/2039	7,257,853
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,800,000	4.000		07/01/2041	1,653,406
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,200,000	4.000		10/15/2040	1,127,231
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(a)(b)	10/01/2046	10,042,961
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000	1.100	(a)(b)	06/01/2031	5,874,202
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
6,650,000	5.750		06/30/2048	6,878,152
1,350,000	5.250		06/30/2053	1,356,074
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	5,034,752
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2025B (A2/A)
7,560,000	5.000		03/15/2032	8,377,495

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority UPMC RB Series 2021A (A2/A)
$1,220,000	4.000%		10/15/2037	$1,198,978
Pennsylvania Economic Development Financing Authority Upmc RB Series 2023A Subseries 2023A-1 (A2/A)
13,700,000	5.000		05/15/2031	15,115,895
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
2,200,000	4.000		04/15/2036	2,182,252
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000		03/01/2037	353,270
675,000	5.000		03/01/2038	699,158
500,000	5.000		03/01/2039	516,032
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (NR/AA) (3M USD SOFR + 0.60%)
3,460,000	3.650	(e)	07/01/2027	3,430,639
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series 2018 B (A2/NR)
9,995,000	5.250		12/01/2048	10,135,718
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
10,000,000	5.250		12/01/2044	10,178,961
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000	5.000		12/01/2036	4,532,891
750,000	5.000		12/01/2038	788,706
Pennsylvania Turnpike Commission Registration Fee Revenue Refunding Bonds Series of 2023 (A1/AA-) (SIFMA Municipal Swap Index Yield + 0.85%)
2,075,000	3.740	(b)(e)	07/15/2041	2,072,118
Pennsylvania Turnpike Commission Turnpike Subordinate RB, Series A of 2019 (A2/NR)
1,125,000	5.000		12/01/2044	1,142,017
Pennsylvania Turnpike Commission Turnpike Subordinate RB, Series B of 2017 Sub-Series B-1 of 2017 (A2/NR)
4,200,000	5.250		06/01/2047	4,233,016
Philadelphia Airport Revenue and Refunding Bonds Series 2021 (A1/NR)
5,750,000	5.000		07/01/2026	5,837,547
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
650,000	5.125		06/15/2042	632,407
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
255,000	4.000		06/15/2029	250,940
1,000,000	5.000		06/15/2039	948,912
Philadelphia Authority for Industrial Development RB for Mast Community Charter School II Series 2020 A (NR/BBB)
340,000	5.000		08/01/2030	353,798
290,000	5.000		08/01/2040	292,000
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)
900,000	5.000	(c)	06/15/2040	877,362
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB)
1,300,000	5.000	(c)	06/15/2033	1,303,315

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority For Industrial Development The Children’S Hospital of Philadelphia Project Hospital RB Series A of 2024 (Aa2/AA)
$18,180,000	5.500%		07/01/2053	$19,559,811
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
1,000,000	5.000		07/01/2028	1,023,875
Philadelphia IDA University RB for St. Joseph’s University Project Series 2022 (NR/A-)
2,500,000	5.250		11/01/2052	2,566,104
Philadelphia Redevelopment Authority City Service Agreement RB, Series B of 2024 (A1/A+)
725,000	5.000		09/01/2044	756,867
Philadelphia Redevelopment Authority City Service Agreement RB for City of Philadelphia Neighborhood Preservation Initiative Series B of 2024 (Tax-Exempt Social Bonds) (A1/A+)
1,215,000	5.000		09/01/2040	1,300,650
1,350,000	5.000		09/01/2041	1,431,841
500,000	5.000		09/01/2042	526,970
340,000	5.000		09/01/2043	356,470
Philadelphia School District GO Bonds Series 2015 A (ST AID WITHHLDG) (Aa3/NR)
2,415,000	5.000		09/01/2027	2,419,860
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A1/AA)
150,000	5.000		09/01/2034	160,376
265,000	5.000		09/01/2035	282,049
300,000	5.000		09/01/2036	318,008
300,000	5.000		09/01/2037	316,626
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
2,000,000	4.000		09/01/2034	2,057,197
School District of Haverford Township Delaware County Pennsylvania GO Bonds Series of 2025 (ST AID WITHHLDG) (Aa2/NR) 1,210,000 5.000 03/15/2039 1,300,803
1,000,000	5.000		03/15/2040	1,068,585
1,000,000	5.000		03/15/2041	1,060,770
School District of Haverford Township Delaware County, Pennsylvania GO Bonds, Series of 2025 (ST AID WITHHLDG) (Aa2/NR)
750,000	5.000		03/15/2042	791,211
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
265,000	5.000		11/15/2028	265,184
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2038	1,105,111
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
610,000	4.000		10/01/2029	594,746
425,000	5.000		10/01/2039	391,830
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
4,291,000	7.000		06/30/2039	3,540,153
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
3,083,000	0.000	(g)	06/30/2044	2,174,499

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
$2,256,000	0.000	%(g)	06/30/2044	$1,290,422
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
1,584,000	8.000		06/30/2034	1,562,926
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
786,000	6.000		06/30/2034	821,563
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
7,171,000	5.000		06/30/2039	6,484,210
The Hospitals and Higher Education Facilities Authority of Philadelphia Hospital RB (Temple University Health System Obligated Group) Series 2017 (Baa3/BBB)
3,190,000	5.000		07/01/2027	3,271,896
The Pittsburgh Water and Sewer Authority Water and Sewer System Subordinate Revenue Refunding Bonds, Series B of 2019 (AGM) (NR/AA)
500,000	4.000		09/01/2035	509,148
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
200,000	6.000	(c)	07/01/2029	199,849
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
490,000	5.000		07/01/2030	519,436

				391,029,813

Puerto Rico – 5.4%
GDB Debt Recovery Authority Bonds (NR/NR)
6,309,905	7.500		08/20/2040	6,130,609
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868	5.250		07/01/2038	1,288,152
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
4,000,000	5.000	(c)	07/01/2030	4,173,113
16,475,000	5.000	(c)	07/01/2035	16,970,877
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
5,580,000	5.000	(c)	07/01/2037	5,771,992
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
18,765,000	5.000	(c)	07/01/2047	18,277,033
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)
10,000,000	3.500	(c)	07/01/2026	9,746,527
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
900,000	5.000	(c)	07/01/2037	926,925
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
9,700,000	4.000	(c)	07/01/2042	8,736,340
Puerto Rico Commonwealth GO Bonds (NR/NR)
18,175,011	0.010	(a)(i)	11/01/2043	12,018,226
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
8,400,038	0.010	(a)(i)	11/01/2051	4,966,523
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
11,617,919	0.010	(a)(i)	11/01/2051	7,842,095

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
$1,750,000	5.625%		07/01/2027	$1,811,478
10,915,508	5.625		07/01/2029	11,676,965
13,899,948	5.750		07/01/2031	15,403,382
23,153,085	0.000	(f)	07/01/2033	16,536,329
4,598,951	4.000		07/01/2033	4,547,265
3,601,382	4.000		07/01/2035	3,512,318
7,727,039	4.000		07/01/2037	7,332,962
12,189,086	4.000		07/01/2041	10,914,917
15,453,596	4.000		07/01/2046	13,338,319
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
6,690,000	5.000	*	07/01/2042	4,582,650
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
1,350,000	7.000	*	07/01/2033	924,750
12,915,000	6.750	*	07/01/2036	8,846,775
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972	10.000	*	07/01/2022	134,926
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
1,050,000	5.250	*	07/01/2031	719,250
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)
225,000	5.000	*	07/01/2022	154,125
4,075,000	5.250	*	07/01/2026	2,791,375
1,555,000	5.000	*	07/01/2028	1,065,175
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
590,915	10.000	*	01/01/2021	404,777
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)
590,915	10.000	*	07/01/2021	404,777
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)
196,972	10.000	*	01/01/2022	134,926
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
220,000	5.000	*	07/01/2025	150,700
10,835,000	5.000	*	07/01/2032	7,421,975
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
350,000	5.250		07/01/2029	352,750
215,000	5.250		07/01/2030	216,695
1,150,000	5.250		07/01/2032	1,158,261
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)
4,585,000	5.500	*	07/01/2038	3,140,725
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
3,335,000	5.250	*	07/01/2035	2,284,475
18,475,000	5.250	*	07/01/2040	12,655,375
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
1,000,000	5.250	*	07/01/2019	685,000
330,000	5.250	*	07/01/2025	226,050
1,365,000	5.250	*	07/01/2026	935,025

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB, Series 2013A (NR/NR)
$1,150,000	7.000	%*	07/01/2043	$787,750
Puerto Rico Electric Power Authority Power RB, Series AAA (NR/NR)
435,000	5.250	*	07/01/2024	297,975
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD SOFR + 0.52%)
15,920,000	3.571	(e)	07/01/2029	15,322,654
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
3,250,000	5.000	*	07/01/2037	2,226,250
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “ Series 2023 Bonds” (NR/BBB-)
2,185,000	6.500		01/01/2041	2,476,475
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds Cofina, 2019 A-2A (NR/NR)
900,000	4.550		07/01/2040	879,235
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
9,420,000	4.550		07/01/2040	9,202,659
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
37,861,000	4.329		07/01/2040	36,224,648
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
12,318,000	0.000	(f)	07/01/2027	11,646,192
10,438,000	0.000	(f)	07/01/2029	9,233,985
19,009,000	0.000	(f)	07/01/2031	15,549,307
28,145,000	0.000	(f)	07/01/2033	21,137,309
59,197,000	0.000	(f)	07/01/2046	20,110,180
17,036,000	0.000	(f)	07/01/2051	4,263,194
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
122,054,000	4.329		07/01/2040	116,778,826
143,000	4.536		07/01/2053	128,925
23,589,000	4.784		07/01/2058	21,900,294
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
34,064,000	4.500		07/01/2034	34,074,400
13,699,000	4.750		07/01/2053	12,873,775
41,312,000	5.000		07/01/2058	39,869,050

				606,295,967

Rhode Island - 0.3%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
1,150,000	5.250		09/15/2042	1,231,583
850,000	5.250		09/15/2043	903,845
500,000	5.250		09/15/2044	528,476
Providence Public Buildings Authority Capital Improvement Program Projects RB, 2024 Series A (AG) (A1/AA)
100,000	5.250		09/15/2041	108,151
Rhode Island Health and Educational Building Corp. RB for Cumberland Public School Financing Program Series 2023 A (NR/AA+)
3,655,000	5.000		05/15/2048	3,834,256

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
$3,125,000	5.250%		05/15/2049	$3,159,462
3,500,000	5.250		05/15/2054	3,530,226
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
5,025,000	4.125		05/15/2053	4,700,730
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000	5.000		10/01/2042	5,162,789
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000	4.450		10/01/2044	4,018,522
Rhode Island Infrastructure Bank State Revolving Fund RB Series 2025A (NR/AAA)
2,105,000	5.250		10/01/2054	2,248,975

				29,427,015

South Carolina - 0.9%
City of Charleston Waterworks & Sewer System Capital Improvement RB Series 2022 (Aaa/AAA)
7,145,000	5.000		01/01/2052	7,410,975
Clemson University (Aa3/NR)
2,800,000	5.000		05/01/2050	2,945,602
Clemson University South Carolina Athletic Facilities RB Series 2025A (Aa3/NR)
1,000,000	5.000		05/01/2055	1,048,488
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB, Series 2025 (NR/NR)
450,000	4.250	(c)	06/01/2030	451,761
550,000	6.000	(c)	06/01/2045	560,149
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
1,000,000	5.000		02/01/2031	1,066,235
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
1,000,000	5.000		03/01/2031	1,032,018
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS (AMBAC) (A3/A-)
23,915,000	0.000	(f)	01/01/2027	23,040,646
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
410,000	3.000	(c)	11/01/2026	400,869
900,000	3.625	(c)	11/01/2031	811,763
1,165,000	3.750	(c)	11/01/2036	958,274
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
1,920,000	5.125	(c)	06/15/2042	1,782,021
South Carolina Jobs-Economic Development Authority Economic Development RB Wofford College Project Series 2024 (NR/A-)
8,350,000	5.000		04/01/2034	9,346,173

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
$4,125,000	4.000%		11/01/2042	$3,872,659
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group, Series 2024A (A1/A+)
4,850,000	5.250		11/01/2044	5,093,397
South Carolina Jobs-Economic Development Authority Solid Waste Disposal RB for Enerra South Carolina Project Series 2024 (Aa1/NR) (PUTABLE)
6,500,000	3.700	(a)(b)(c)	12/15/2027	6,506,373
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000	5.000		07/01/2037	3,861,072
South Carolina Public Service Authority Revenue Obligations 2016 Tax-Exempt Refunding, Series A (A3/A-)
4,805,000	5.000		12/01/2037	4,843,078
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
10,000,000	5.750		12/01/2047	10,770,180
South Carolina Public Service Authority Revenue Refunding Obligations Santee Cooper Consisting of Series 2024-B (Tax- Exempt) (A3/A-)
5,400,000	4.125		12/01/2044	5,041,604
South Carolina State Housing Finance and Development Authority Mortgage RB, Series 2025 B (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,000,000	5.000		07/01/2050	6,079,342
South Carolina State Housing Finance and Development Authority Multifamily Housing RB Poplar Square Apartments Project Series 2025 (Aa1/NR)
1,125,000	5.000	(a)(b)	04/01/2028	1,159,795
1,120,000	5.000	(a)(b)	11/01/2028	1,167,651
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
500,000	5.000		04/15/2032	544,864
500,000	5.000		04/15/2033	542,161
500,000	5.000		04/15/2034	539,554
525,000	5.000		04/15/2035	564,101
600,000	4.000		04/15/2036	606,828
550,000	4.000		04/15/2037	552,210
525,000	4.000		04/15/2038	523,304
700,000	4.000		04/15/2039	687,167
750,000	4.000		04/15/2040	728,799

				104,539,113

South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
650,000	4.000		08/01/2041	567,164
1,200,000	4.000		08/01/2051	952,157
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
730,000	5.000		01/01/2026	734,227

				2,253,548

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Tennessee - 0.4%
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
$1,800,000	4.000%		07/01/2040	$1,739,476
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
1,250,000	5.250		07/01/2049	1,289,137
1,000,000	5.500		07/01/2054	1,048,379
Knoxville’s Community Development Corporation Collateralized Multifamily Housing Bonds Scenic View at Hardin Valley Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
2,250,000	3.500	(a)(b)	12/01/2029	2,277,595
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A)
700,000	5.000		07/01/2046	700,771
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (AMT) (A1/NR)
1,700,000	5.000		07/01/2026	1,725,883
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
355,000	4.500	(c)	06/01/2028	359,098
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A (Aa1/NR)
14,250,000	5.000	(a)(b)	10/01/2054	15,267,389
Tennessee Housing Development Agency Residential Finance Program Bonds Issue 2025-2A (NON-AMT) (Aa1/AA+)
1,300,000	4.850		07/01/2040	1,337,987

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County Tennessee Multifamily Housing RB Burning Tree Apartments Project Series 2025 (FHA 221(D)(4)) (Aa1/NR)

1,775,000	5.000	(a)(b)	10/01/2028	1,842,378

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (FNMA COLL) (Aa1/NR) (PUTABLE)

1,550,000	3.850	(a)(b)	02/01/2048	1,552,864
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Multifamily Housing RB Trinity Flats Apartments Series 2024B (Aa1/NR)
1,360,000	3.650	(a)(b)	10/01/2046	1,379,401
The Health Educational and Housing Facility Board of he County of Shelby Tennessee Health Care Revenue Refunding Bonds Baptist Memorial Health Care Series 2025B (NR/BBB+) (PUTABLE)
3,715,000	5.000	(a)(b)	09/01/2044	4,026,252
The Health Educational and Housing Facility Board of The City of Chattanooga Tennessee Collateralized Multifamily Housing Bonds Espero Chattanooga Project Series 2023 (HUD SECT 8) (Aa1/NR)
360,000	3.000	(a)(b)	12/01/2043	360,655
The Sports Authority of The County of Hamilton and The City of Chattanooga Public Facility RB for Stadium Project Series 2024A (NR/AAA)
1,750,000	5.750		12/01/2050	1,941,240

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
The Sports Authority of The County of Hamilton and The City of Chattanooga Public Facility RB for Stadium Project Series 2024A (NR/AAA) – (continued)
$2,520,000	6.000%		12/01/2055	$2,840,024

				39,688,529

Texas - 8.5%
Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000	3.000		02/15/2042	2,067,118
Aldine Independent School District Harris County Texas UT School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/AAA)
3,975,000	4.000		02/15/2054	3,555,682
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000	4.250	(c)	06/15/2039	869,323
830,000	4.500	(c)	06/15/2044	749,157
915,000	4.750	(c)	06/15/2049	822,969
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625		08/15/2052	748,125
Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Baa3/NR)
1,050,000	4.500		08/15/2039	1,028,709
1,075,000	4.750		08/15/2044	1,011,393
750,000	5.000		08/15/2049	717,076
Arlington Higher Education Finance Corp. Harmony Public Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000	4.000		02/15/2049	7,271,202
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
190,000	5.000		08/15/2026	191,399
200,000	5.000		08/15/2027	203,337
80,000	5.000		08/15/2028	82,008
160,000	4.000		08/15/2029	159,140
165,000	4.000		08/15/2030	163,244
180,000	4.000		08/15/2031	176,593
Arlington Independent School District UT School Building and Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,125,000	5.000		02/15/2027	1,163,611
Austin Community College District Limited Tax Bonds Series 2023 (Aa1/AA+)
3,750,000	5.250		08/01/2053	3,937,157
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000		01/01/2029	1,369,993
Austin Independent School District UT School Building Bonds Series 2023 (NON-PSF) (Aaa/NR)
5,670,000	5.000		08/01/2043	5,987,455
Bastrop County, Special Assessment RB, Series 2023 Double Eagle Ranch Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.250	(c)	09/01/2043	1,001,225
Bastrop County, Special Assessment RB, Series 2024 Double Eagle Ranch Public Improvement District Improvement Area #2 Project (NR/NR)
225,000	4.500		09/01/2031	229,188

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Bastrop Independent School District A Political Subdivision of The State of Texas Located in Bastrop County Texas UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
$2,000,000	5.000%		02/15/2053	$2,070,389
Bexar Management and Development Corp. Multifamily Housing RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
4,325,000	3.020	(a)(b)	05/10/2045	4,331,922

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

3,075,000	4.000	(a)(b)	02/01/2054	3,158,443
Carrollton-Farmers Branch Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000	5.000		02/15/2026	1,614,849
1,925,000	5.000		02/15/2027	1,992,656
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A2/A+)
645,000	5.000		01/01/2037	680,222
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A2/A+)
2,330,000	3.000		01/01/2046	1,773,675
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A2/A+)
1,100,000	4.000		01/01/2040	1,070,917
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport Joint RR Bonds Series 2023C (A1/AA-)
4,300,000	5.000		11/01/2030	4,708,994
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport, Joint RR and Improvement Bonds, Series 2023B (A1/AA-)
1,000,000	5.000		11/01/2042	1,057,077
City of Alvarado, Texas A Municipal Corporation of The State of Texas Located In Johnson County Special Assessment RB, Series 2025 (NR/NR)
359,000	4.500	(c)	09/01/2032	364,639
City of Balch Springs, Texas Special Assessment RB, Series 2025 (NR/NR)
349,000	4.625	(c)	09/15/2032	357,423
715,000	5.625	(c)	09/15/2045	728,067
City of Blue Ridge, Texas, Special Assessment RB, Series 2025 (NR/NR)
338,000	4.500	(c)	09/15/2032	343,802
City of Boyd Texas A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
564,000	4.500	(c)	09/15/2032	574,552
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
5,000	5.750	(c)	09/01/2029	5,215
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
100,000	3.250	(c)	09/15/2026	99,419
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,402,000	5.750	(c)	09/01/2042	1,444,290

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
$305,000	4.875	%(c)	09/15/2031	$309,069
400,000	5.500	(c)	09/15/2044	395,212
City of Anna Special Assessment RB for Woods at Lindsey Place Public and District Improvement Area #1 Project Series 2023 (NR/NR)
781,000	5.625	(c)	09/15/2043	794,243
City of Aubrey Special Assessment RB for Aubrey Public Improvement District No. 1 Project Series 2023 (NR/NR)
725,000	5.000	(c)	09/01/2030	743,648
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
690,000	5.250	(c)	09/01/2032	718,546
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
1,350,000	5.000		09/01/2037	1,456,306
1,250,000	5.000		09/01/2045	1,279,242
City of Aubrey Texas A Municipal Corp. of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
400,000	4.375	(c)	12/31/2030	401,376
550,000	4.625	(c)	12/31/2035	551,137
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000	5.000		11/15/2031	4,261,386
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000	5.000		11/15/2032	2,099,630
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
2,380,000	4.000	(c)	11/01/2028	2,371,577
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Improvement Area #3 Series 2024 (NR/NR)
560,000	5.000	(c)	11/01/2044	536,700
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
777,000	5.375	(c)	11/01/2042	781,129
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,300,000	5.000		11/15/2038	1,413,579
2,250,000	5.000		11/15/2039	2,429,432
2,000,000	5.000		11/15/2040	2,145,768
City of Bastrop Texas A Municipal Corp. of The State of Texas Located In Bastrop County Special Assessment RB Series 2025 (NR/NR)
493,000	4.250	(c)	09/01/2030	498,924
608,000	4.625	(c)	09/01/2035	617,790
621,000	5.375	(c)	09/01/2045	617,763
City of Beaumont Waterworks and Sewer System RB Series 2024 (BAM) (A1/AA)
525,000	5.000		09/01/2041	551,698
1,300,000	5.000		09/01/2042	1,357,564
1,000,000	5.000		09/01/2044	1,037,387
City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
1,405,000	5.500	(c)	09/15/2053	1,395,121

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Buda Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
$1,500,000	5.875	%(c)	09/01/2045	$1,471,851
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Major Improvement Area Project) (NR/NR)
900,000	5.750	(c)	09/01/2033	907,038
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
140,000	3.125	(c)	09/01/2030	133,119
180,000	3.250	(c)	09/01/2030	170,836
355,000	4.000	(c)	09/01/2040	311,908
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
44,000	2.500	(c)	09/01/2026	43,459
158,000	3.000	(c)	09/01/2031	145,094
329,000	3.375	(c)	09/01/2041	266,185
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
430,000	4.625	(c)	09/01/2032	430,732
704,000	4.875	(c)	09/01/2042	669,769
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
767,000	5.750	(c)	09/01/2043	770,589
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
118,000	2.750	(c)	09/01/2027	114,357
432,000	3.125	(c)	09/01/2032	380,316
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
812,000	5.375		09/01/2043	814,049
1,006,000	5.625		09/01/2052	1,006,373
1,000,000	6.125	(c)	09/01/2052	1,006,581
City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
459,000	5.750	(c)	09/01/2030	480,531
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
395,000	4.750	(c)	09/01/2030	402,509
135,000	5.500	(c)	09/01/2030	137,424
1,169,000	5.500	(c)	09/01/2042	1,187,383
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
255,000	4.875	(c)	09/01/2032	263,906
495,000	5.500	(c)	09/01/2042	501,965
City of Celina Special Assessment RB Series 2022 (NR/NR)
96,000	2.875	(c)	09/01/2027	93,254
250,000	3.250	(c)	09/01/2032	227,462
235,000	3.625	(c)	09/01/2032	215,563
1,175,000	3.500	(c)	09/01/2042	951,571
City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
475,000	5.500	(c)	09/01/2044	477,426

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas A Municipal Corp. of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2025 (NR/NR)
$205,000	4.350	%(c)	09/01/2030	$207,017
340,000	4.600	(c)	09/01/2035	341,547
City of Celina Texas A Municipal Corp. of The State of Texas Located In Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds Series 2025 (AGC) (NR/AA)
1,250,000	5.000		09/01/2045	1,272,940
3,965,000	4.750		09/01/2049	3,913,692

City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds, Series 2025 (The Lakes At Mustang Ranch Public Improvement District Major Improvement Area And P (AGC) (NR/AA)

3,700,000	4.750		09/01/2054	3,605,323
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
80,000	4.200		09/01/2027	80,228
570,000	4.800		09/01/2037	571,555
47,000	5.250		09/01/2046	47,073
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
300,000	5.375	(c)	09/01/2038	304,015
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
242,000	5.000		09/01/2028	246,983
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Phase #1B Project Series 2024 (NR/NR)
360,000	5.125	(c)	09/01/2044	346,294
City of Celina Texas Municipal Corp. Special Assessment RB for North Sky Public Improvement District Improvement Area #1B Project Series 2024 (NR/NR)
270,000	4.250		09/01/2031	265,120
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
375,000	4.625	(c)	09/01/2032	379,958
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
1,524,000	5.375	(c)	09/01/2043	1,522,232
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Major Improvement Area Project (NR/NR)
131,000	5.000	(c)	09/01/2030	134,143
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
809,000	5.000		09/01/2038	849,301
1,000,000	5.000		09/01/2045	1,007,561

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
$2,092,000	5.000%		09/01/2034	$2,267,237
1,550,000	5.000		09/01/2037	1,640,467
1,092,000	5.000		09/01/2040	1,131,079
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
1,000,000	5.000		09/01/2038	1,049,816
2,566,000	5.000		09/01/2045	2,585,401
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
713,000	5.000		09/01/2038	748,519
1,954,000	5.000		09/01/2045	1,968,774
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000	3.250	(c)	09/01/2026	49,719
185,000	3.750	(c)	09/01/2031	174,710
City of Corpus Christi Special Assessment RB for Whitecap Public Improvement District No. 1 Improvement Area #1 Project Series 2024 (NR/NR)
500,000	5.375		09/15/2031	519,903
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
110,000	3.375	(c)	09/15/2026	109,488
410,000	4.000	(c)	09/15/2031	409,825
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
260,000	5.375	(c)	09/15/2027	263,841
City of Crandall Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
700,000	4.250	(c)	09/15/2030	705,045
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (A1/NR)
3,975,000	4.000		11/01/2039	3,963,101
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000	4.000		11/01/2045	5,887,563
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2023C (A1/AA-)
6,400,000	5.000		11/01/2026	6,534,067
City of Dallas Housing Finance Corp. Multifamily Housing RB for Positano Series 2023 (FHA 221(D4)) (Aa1/NR)
2,955,000	5.000	(a)(b)	09/01/2026	2,958,055
City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
1,065,000	5.000	(a)(b)	08/01/2027	1,081,825
City of Dallas Housing Finance Corp. Multifamily Housing RB for Waterford at Goldmark Series 2024 (Aa1/NR)
3,335,000	3.300	(a)(b)	01/01/2043	3,356,305
City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,725,000	5.000	(a)(b)	07/01/2042	1,767,925

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (A1/AA-)
$4,000,000	4.000%		11/01/2041	$3,932,451
City of Dallas Texas Dallas Denton Collin and Rockwall Counties Waterworks and Sewer System Revenue Refunding Bonds Taxable Series 2016A/2016B (NR/AAA)
1,500,000	5.000		10/01/2041	1,504,408
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
268,000	4.875	(c)	09/01/2032	277,355
765,000	5.125	(c)	09/01/2042	762,492
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
694,000	4.500	(c)	09/01/2031	698,240
1,220,000	5.375	(c)	09/01/2044	1,229,858

City of Decatur a Municipal Corporation of The State of Texas Located In Wise County Special Assessment RB for Vista Park Public Improvement District No. 1 Improvement Area #1 Project Series 2023 (NR/NR)

356,000	5.750	(c)	09/15/2030	372,734
City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB Series 2025 (NR/NR)
400,000	4.750	(c)	09/15/2035	401,354
172,000	5.375	(c)	09/15/2035	172,223
City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2025 (NR/NR)
400,000	4.500	(c)	09/15/2030	402,762
City of Denton Texas Certificates of Obligation Series 2024 (NR/AA+)
13,085,000	4.000		02/15/2042	12,608,787
13,620,000	4.000		02/15/2043	13,043,211
2,645,000	4.125		02/15/2050	2,516,845
City of Dorchester Texas Special Assessment RB for Cottonwood Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
350,000	5.250	(c)	09/15/2031	350,460
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
596,000	5.000	(c)	09/01/2044	563,238
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.375	(c)	09/01/2043	1,007,516
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
181,000	2.875	(c)	09/01/2026	179,378
398,000	3.375	(c)	09/01/2031	365,180
1,206,000	3.750	(c)	09/01/2041	971,146
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
171,000	3.375	(c)	08/15/2030	160,448

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
$568,000	4.500	%(c)	08/15/2031	$569,359
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
159,000	2.750	(c)	08/15/2026	157,468
612,000	3.375	(c)	08/15/2031	573,915
846,000	3.750	(c)	08/15/2041	722,723
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
216,000	4.875	(c)	08/15/2027	217,068
778,000	5.250	(c)	08/15/2032	811,141
1,300,000	5.875	(c)	08/15/2042	1,292,606
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
260,000	3.500	(c)	08/15/2029	252,674
1,905,000	4.000	(c)	08/15/2039	1,730,380
1,825,000	4.250	(c)	08/15/2049	1,548,928
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
295,000	4.000	(c)	08/15/2032	294,449
1,129,000	4.250	(c)	08/15/2042	1,034,646
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
165,000	4.000		08/15/2028	168,908
170,000	4.000		08/15/2029	174,857
925,000	3.000		08/15/2034	882,601
City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)
314,000	4.250	(c)	08/15/2030	320,106
City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
684,000	4.000		09/01/2036	688,994
1,071,000	4.125		09/01/2039	1,069,201
1,162,000	4.250		09/01/2041	1,150,779
City of Galveston Wharves and Terminal First Lien RB Series 2024A (NR/A)
750,000	5.250		08/01/2039	788,716
625,000	5.500		08/01/2040	663,220
600,000	5.500		08/01/2041	633,767
2,380,000	5.500		08/01/2044	2,474,683
City of Garland Electric Utility System Refunding RB New Series 2024 (AGC) (A1/AA)
500,000	5.000		03/01/2041	532,597
1,170,000	5.000		03/01/2042	1,233,815
City of Garland Texas Dallas Collin and Rockwall Counties Electric Utility System Revenue Refunding Bonds New, Series 2024 (AG) (A1/AA)
500,000	5.000		03/01/2040	538,612
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
92,000	3.625	(c)	09/15/2027	91,057
409,000	3.875	(c)	09/15/2032	391,463

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Granbury Texas A Municipal Corporation of The State of Texas Located in Hood County Special Assessment RB, Series 2025 (NR/NR)
$379,000	6.250%		09/15/2030	$388,790
627,000	6.500		09/15/2035	646,053
City of Gunter Texas A Municipal Corp. of The State of Texas Located In Grayson County Special Assessment RB Series 2025 (NR/NR)
285,000	4.500	(c)	09/15/2032	287,418
772,000	5.500	(c)	09/15/2045	751,062
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
150,000	4.125		09/01/2027	150,549
1,350,000	4.625		09/01/2037	1,321,667
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13- 16 Project Series 2017 (NR/NR)
255,000	4.500		09/01/2027	257,143
1,800,000	4.500		09/01/2037	1,737,312
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
460,000	4.000		09/01/2026	461,874
480,000	4.000		09/01/2027	484,972
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
256,000	3.250	(c)	09/01/2031	233,146
1,271,000	3.625	(c)	09/01/2041	1,030,142
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
274,000	3.625	(c)	09/01/2029	266,913
785,000	4.125	(c)	09/01/2039	717,873
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
229,000	3.000		10/01/2025	229,000
634,000	3.000		10/01/2030	592,436
431,000	3.250		10/01/2033	386,106
City of Houston Airport System Special Facilities RB for United Airlines Inc. Airport Improvement Projects Series 2018C (AMT) (NR/BB+)
3,650,000	5.000		07/15/2028	3,741,246
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB+)
2,125,000	5.000		07/15/2028	2,178,123
City of Houston Airport System Subordinate Lien Revenue and Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000	5.250		07/01/2053	4,131,968
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2018D (A1/NR)
1,655,000	5.000		07/01/2032	1,744,891
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000	4.000		07/01/2047	881,434
City of Houston Higher Education Finance Corp. University RB Houston Christian University Project Series 2025 (NR/BBB-)
3,675,000	5.250		10/01/2054	3,451,541

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
$8,750,000	5.000%		11/15/2026	$8,986,978
8,750,000	5.000		11/15/2027	9,214,533
City of Houston, Texas Airport System Subordinate Lien RR Bonds Series 2018D (A1/NR)
2,220,000	5.000		07/01/2031	2,349,738
City of Houston, Texas Airport System, Subordinate Lien Revenue and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000	5.000		07/01/2030	1,761,186
City of Huntsville Special Assessment RB for The Reserves of Huntsville Public Improvement District Series 2024 (NR/NR)
351,000	4.500	(c)	09/15/2031	356,340
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
206,000	3.250	(c)	09/01/2031	192,527
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
360,000	3.125	(c)	09/01/2031	338,608
939,000	3.500	(c)	09/01/2041	775,061
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
114,000	2.750	(c)	09/01/2026	112,852
392,000	3.500	(c)	09/01/2031	370,618
900,000	3.875	(c)	09/01/2041	782,875
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project Series 2023 (NR/NR)
264,000	4.500	(c)	09/01/2030	269,028
859,000	5.250	(c)	09/01/2043	861,352
City of Hutto Texas A Municipal Corp. of The State of Texas Located In Williamson County Special Assessment RB Series 2025 (NR/NR)
274,000	4.125	(c)	09/01/2030	276,019
783,000	4.125	(c)	09/01/2032	784,100
410,000	4.375	(c)	09/01/2035	410,080
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
150,000	5.000		08/15/2026	151,402
100,000	5.000		08/15/2027	102,158
125,000	5.000		08/15/2028	129,165
150,000	5.000		08/15/2029	156,469
200,000	5.000		08/15/2030	208,456
280,000	5.000		08/15/2032	288,978
300,000	5.000		08/15/2034	307,910
175,000	5.000		08/15/2035	178,764
250,000	5.000		08/15/2036	253,999
250,000	5.000		08/15/2037	252,551
300,000	5.000		08/15/2038	301,827
300,000	5.000		08/15/2039	300,045
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
134,000	2.500	(c)	09/01/2026	132,351
729,000	3.000	(c)	09/01/2031	680,235
1,484,000	3.375	(c)	09/01/2041	1,200,666
City of Justin Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB, Series 2025 (NR/NR)
662,000	5.875	(c)	09/01/2045	676,294

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Justin Texas Special Assessment RB Series 2024 Timberbrook Public Improvement District No. 2 Improvement Area #1 Project (NR/NR)
$264,000	4.500	%(c)	09/01/2031	$268,994
578,000	5.500	(c)	09/01/2044	583,663
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
80,000	2.625	(c)	09/15/2026	79,070
230,000	3.125	(c)	09/15/2031	208,486
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
722,000	5.625	(c)	09/15/2042	719,285
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
519,000	4.375	(c)	09/01/2028	523,653
750,000	4.500	(c)	09/01/2033	756,130
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
431,000	3.375	(c)	09/01/2031	416,000
628,000	3.750	(c)	09/01/2041	537,773
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,180,000	4.750	(c)	09/01/2044	1,099,066
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
610,000	3.125	(c)	09/01/2030	555,375
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000	4.125	(c)	09/01/2041	895,922
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
160,000	4.250	(c)	09/01/2029	160,965
1,000,000	4.875	(c)	09/01/2044	960,004
City of Kyle Special Assessment RB Series 2022 (NR/NR)
226,000	4.375		09/01/2027	227,435
535,000	4.750		09/01/2032	550,939
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)
1,229,000	5.750	(c)	09/01/2043	1,210,744
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
549,000	5.500	(c)	09/01/2044	547,079
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
365,000	4.500	(c)	09/01/2035	362,923
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
678,000	5.500	(c)	09/01/2043	670,000
City of Kyle, Texas, Special Assessment RB for Southwest Kyle Public Improvement District Project Series 2023 (NR/NR)
700,000	6.750	(c)	09/01/2048	725,111
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
406,000	4.750	(c)	09/01/2030	411,318

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR) – (continued)
$1,210,000	5.625	%(c)	09/01/2043	$1,205,914
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
430,000	3.125		09/01/2030	407,582
City of Laredo Waterworks and Sewer System RB New Series 2024 (Aa3/AA-)
2,765,000	4.000		03/01/2049	2,480,219
7,500,000	4.000		03/01/2054	6,585,142
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000	3.000		09/15/2036	1,877,400
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #2A-2B Project Series 2024 (NR/NR)
300,000	4.375	(c)	09/15/2031	300,850
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
145,000	3.750	(c)	09/15/2029	142,112
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
50,000	4.375	(c)	09/15/2029	50,144
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Project Series 2022 (NR/NR)
1,500,000	5.875	(c)	09/15/2042	1,570,041
2,126,000	6.125	(c)	09/15/2052	2,198,307
City of Lavon Special Assessment RB Series 2022 (NR/NR)
300,000	3.500	(c)	09/15/2027	295,125
197,000	3.750	(c)	09/15/2027	194,675
1,000,000	3.875	(c)	09/15/2032	967,532
455,000	4.125	(c)	09/15/2032	448,312
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
330,000	3.125	(c)	09/01/2030	311,955
845,000	4.000	(c)	09/01/2040	741,625
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
357,000	2.625	(c)	09/01/2027	348,877
750,000	3.125	(c)	09/01/2032	706,482
1,772,000	3.375	(c)	09/01/2042	1,425,860
City of Lowry Crossing Texas, A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
500,000	4.750	(c)	09/15/2035	511,001
1,000,000	5.750	(c)	09/15/2045	1,015,930
City of Lubbock Texas Combination Tax and Revenue Certificates of Obligation Series 2024 (NR/AA+)
1,895,000	5.000		02/15/2041	2,043,243
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
165,000	2.500	(c)	09/15/2026	162,891
250,000	3.125	(c)	09/15/2031	228,067
310,000	3.750	(c)	09/15/2031	284,269

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
$500,000	4.625	%(c)	09/15/2031	$506,032
408,000	5.375	(c)	09/15/2044	408,972
City of Manor, Travis County Special Assessment RB, Series 2023 Manor Heights Public Improvement District Improvement Area 3 Project (NR/NR)
528,000	5.250	(c)	09/15/2043	527,450
City of Mansfield Texas A Municipal Corporation of The State of Texas Located In Tarrant Johnson and Ellis Counties Special Assessment RB, Series 2025 (NR/NR)
446,000	4.375	(c)	09/15/2032	449,538
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
117,000	3.375	(c)	09/01/2026	116,473
350,000	3.875	(c)	09/01/2031	330,519
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)
230,000	3.750	(c)	09/15/2029	226,240
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)
40,000	2.625	(c)	09/15/2026	39,535
480,000	3.125	(c)	09/15/2031	441,402
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
400,000	5.375	(c)	09/15/2032	422,496
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
300,000	5.250	(c)	09/15/2029	309,381
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)
650,000	4.500	(c)	09/15/2029	658,753
635,000	5.375	(c)	09/15/2029	656,784
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
609,000	4.750	(c)	09/01/2030	622,136
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,275,000	5.500	(c)	09/01/2043	1,292,506
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects Series 2023 (NR/NR)
306,000	4.625	(c)	09/01/2030	312,223
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
400,000	5.375	(c)	09/01/2043	401,778
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Projects Series 2023 (NR/NR)
333,000	4.625	(c)	09/01/2030	338,882

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-3 Projects Series 2024 (NR/NR)
$140,000	4.250	%(c)	09/01/2031	$140,676
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
559,000	5.125	(c)	09/01/2052	525,360
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
410,000	3.500	(c)	09/15/2031	387,184
1,000,000	3.875	(c)	09/15/2041	862,124
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
301,000	4.375	(c)	09/15/2027	301,545
626,000	4.750	(c)	09/15/2032	634,910
1,417,000	5.250	(c)	09/15/2042	1,412,317
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
100,000	5.125	(c)	09/15/2027	100,390
310,000	5.500	(c)	09/15/2032	311,998
600,000	6.000	(c)	09/15/2042	598,747
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
676,000	6.125	(c)	09/01/2043	698,958
City of Mustang Ridge Texas Special Assessment RB, Series 2025 (NR/NR)
349,000	5.000	(c)	09/01/2032	358,252
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
254,000	4.875	(c)	09/01/2030	260,376
265,000	5.250	(c)	09/01/2030	273,710
381,000	5.250	(c)	09/01/2040	381,837
310,000	5.625	(c)	09/01/2040	310,606
795,000	4.125	(c)	09/01/2049	659,396
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
455,000	3.250	(c)	09/01/2030	430,487
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)
115,000	3.500	(c)	09/01/2029	111,876
350,000	4.000	(c)	09/01/2039	324,696
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
69,000	2.375	(c)	09/01/2026	68,074
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
160,000	4.000	(c)	09/01/2028	160,029
1,535,000	4.500	(c)	09/01/2048	1,378,884
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
149,000	4.700	(c)	09/15/2031	150,179
475,000	5.350	(c)	09/15/2044	461,059

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Pflugerville, Texas Special Assessment RB Series 2025 (NR/NR)
$446,000	4.250	%(c)	09/01/2033	$444,089
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
3,275,000	4.000		08/01/2049	2,990,430
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
210,000	4.875	(c)	09/15/2027	211,178
350,000	5.250	(c)	09/15/2032	364,935
143,000	5.750	(c)	09/15/2032	150,607
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
191,000	4.875	(c)	09/15/2027	192,314
300,000	5.250	(c)	09/15/2032	314,052
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
1,000,000	5.500	(c)	09/15/2048	943,980
City of Pilot Point, Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2023 Mobberly Public Improvement District Improvement Area 1B Project (NR/NR)
273,000	4.750	(c)	09/15/2030	277,675
City of Pilot Point, Texas A Municipal Corporation of The State of Texas Located in Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2025 (NR/NR)
375,000	5.000	(c)	09/15/2030	384,652
500,000	5.250	(c)	09/15/2035	514,927
552,000	6.000	(c)	09/15/2035	565,521
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
2,875,000	4.375	(c)	09/15/2051	2,271,490
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
1,779,000	4.000	(c)	09/15/2051	1,396,610
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000	4.250	(c)	09/01/2042	608,337
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)
258,000	3.750	(c)	09/01/2029	254,668
836,000	4.250	(c)	09/01/2039	776,499
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
180,000	3.375	(c)	09/01/2030	172,051
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
340,000	4.250		09/01/2029	342,288
655,000	4.875		09/01/2039	657,313
1,000,000	5.000		09/01/2049	962,993
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
289,000	3.375	(c)	09/01/2041	229,771

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project Series 2023 (NR/NR)
$375,000	4.500	%(c)	09/01/2030	$381,828
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
200,000	4.250	(c)	09/01/2027	200,883
379,000	4.750	(c)	09/01/2032	392,896
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
875,000	7.000	(c)	09/01/2043	890,066
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,286,000	6.250	(c)	09/01/2043	1,343,655
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 2 Project Series 2024 (NR/NR)
515,000	4.375	(c)	09/01/2031	520,764
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
283,000	4.000	(c)	09/01/2029	280,870
400,000	5.000	(c)	09/01/2029	410,000
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
1,000,000	5.125	(c)	09/01/2043	966,988
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
209,000	4.250	(c)	09/01/2027	209,519
460,000	4.750	(c)	09/01/2032	467,714
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
305,000	3.250	(c)	09/01/2030	290,122
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
71,000	2.375	(c)	09/01/2026	70,047
469,000	3.250	(c)	09/01/2041	354,852
City of Princeton Special Assessment RB for Windmore Public Improvement District Improvement Area No. 1 Project Series 2024 (NR/NR)
252,000	4.375	(c)	09/01/2031	255,061
City of Princeton Special Assessment RB Series 2024 (NR/NR)
257,000	4.250	(c)	09/01/2031	258,998

City of Princeton Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

300,000	5.375	(c)	09/01/2045	296,278
City of Princeton Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
1,361,000	4.500	(c)	09/01/2032	1,382,735
City of Princeton Texas Special Assessment RB Series 2024 (NR/NR)
314,000	4.375	(c)	09/01/2031	315,357

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Texas Special Assessment RB Series 2025 (NR/NR)
$747,000	4.250	%(c)	09/01/2030	$754,909
656,000	4.600	(c)	09/01/2035	663,288
504,000	5.375	(c)	09/01/2045	503,199
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
355,000	3.125	(c)	09/15/2031	321,280
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
405,000	3.375	(c)	09/15/2030	388,341
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
225,000	3.625	(c)	09/15/2030	214,938
115,000	4.375	(c)	09/15/2030	114,188
500,000	4.125	(c)	09/15/2040	445,889
400,000	4.875	(c)	09/15/2040	378,906
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
300,000	4.125	(c)	09/15/2029	300,680
1,050,000	4.625	(c)	09/15/2039	1,008,838
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,192,000	6.375	(c)	09/15/2053	1,216,477
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
299,000	4.625	(c)	09/15/2031	304,269
City of Royse City Texas A Municipal Corporation of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
926,000	5.250	(c)	09/15/2044	888,094
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
305,000	3.250	(c)	09/15/2030	288,550
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
665,000	6.000	(c)	09/15/2050	691,170
City of San Antonio Electric and Gas Systems Revenue Refunding Bonds New Series 2024D (Aa2/AA-)
900,000	5.000		02/01/2041	961,044
City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
3,455,000	5.000	(a)(b)	08/01/2050	3,586,973
City of San Antonio Texas Water System Revenue Refunding Bonds Series 2025B (Aa1/AA+)
2,625,000	5.000		05/15/2038	2,925,547
820,000	5.000		05/15/2039	905,570
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
500,000	4.875		09/01/2030	504,913
635,000	5.375		09/01/2040	640,073
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)
200,000	3.750	(c)	09/01/2027	197,496
425,000	4.000	(c)	09/01/2032	410,355

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of San Marcos, Texas (A Municipal Corporation of The State of Texas Located In Hays, Caldwell and Guadalupe Counties) Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)

$204,000	4.875	%(c)	09/01/2030	$205,729
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
52,000	4.375	(c)	09/01/2027	52,011
City of Seagoville, Texas Special Assessment RB, Series 2025 (Stonehaven Public Improvement District Improvement Area #1 Project and Improvement Area #2 Project) (NR/NR)
575,000	4.250	(c)	09/15/2030	581,591
702,000	4.750	(c)	09/15/2035	714,146
678,000	5.750	(c)	09/15/2045	687,058
City of Sinton Special Assessment RB Series 2022 (NR/NR)
175,000	4.375	(c)	09/01/2027	175,061
659,000	4.750	(c)	09/01/2032	647,307
City of Terrell Texas A Municipal Corporation of The State of Texas Located In Kaufman County pecial Assessment RB, Series 2025 (NR/NR)
1,015,000	4.375	(c)	09/15/2032	1,020,116
1,775,000	6.000	(c)	09/15/2045	1,804,244
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 2 Series 2023 (NR/NR)
200,000	4.875	(c)	09/15/2033	203,064
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 3 Series 2023 (NR/NR)
257,000	5.000	(c)	09/15/2033	261,701
City of Tomball, Texas, A Municipal Corporation of The State of Texas Located in Harris County Special Assessment RB, Series 2025 (NR/NR)
369,000	4.750	(c)	09/15/2032	379,794
City of Uhland Special Assessment RB for Anderson Park Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
353,000	4.375	(c)	09/01/2031	356,139
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)
999,000	3.375	(c)	09/15/2041	813,064
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,125,000	5.500	(c)	08/15/2052	1,105,124
City of Wharton, Texas Special Assessment RB, Series 2025 (Wharton Public Improvement District No. 2 Phase #1 Project and Phase #2 Project) (NR/NR)
767,000	5.750	(c)	09/15/2045	777,247
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000	5.000		08/15/2037	1,078,031
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000	4.000		04/01/2031	733,193
575,000	4.000		04/01/2035	585,830
1,345,000	4.000		04/01/2037	1,359,173
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000		08/15/2036	4,383,211

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA) – (continued)
$3,875,000	4.000%		08/15/2037	$3,880,206
Clifton Higher Education Finance Corporation Education Revenue and Refunding Bonds (Idea Public Schools) Series 2024 (PSF-GTD) (NR/AAA)
1,000,000	5.000		08/15/2038	1,072,481
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
464,000	3.000	(c)	09/01/2031	426,326
930,000	3.250	(c)	09/01/2041	716,045
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
495,000	5.000		02/01/2026	498,978
Comal Independent School District UT School Building and Refunding Bonds Series 2024 (PSF-GTD) (Aaa/NR)
2,250,000	3.000		02/15/2041	1,963,990
2,250,000	3.000		02/15/2042	1,921,814
2,750,000	3.000		02/15/2043	2,307,647
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
475,000	2.500		10/01/2031	423,724
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
100,000	5.000		10/01/2028	106,672
115,000	5.000		10/01/2029	124,921
120,000	5.000		10/01/2030	132,460
100,000	5.000		10/01/2031	111,444
100,000	5.000		10/01/2032	110,899
25,000	5.000		10/01/2033	27,525
25,000	5.000		10/01/2034	27,282
200,000	5.000		10/01/2036	214,732
500,000	4.000		10/01/2041	469,456
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
350,000	3.250	(c)	09/15/2030	328,894
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
45,000	3.500	(c)	09/01/2026	44,848
395,000	4.125	(c)	09/01/2031	385,928
Crandall Economic Development Corp. Kaufman County Sales Tax RB, Series 2025 (BAM) (NR/AA)
900,000	5.000		08/15/2045	911,999
Crandall Independent School District (Kaufman County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,315,000	5.000		08/15/2048	1,362,470
Crane Independent School District A Political Subdivision of The State of Texas Located In Crane County Texas UT School Building Bonds Series 2023 (PSF-GTD) (NR/NR)
520,000	4.125	(d)	02/15/2032	567,203
Crane Independent School District A Political Subdivision of The State of Texas Located In Crane County Texas UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,250,000	4.125		02/15/2048	1,188,153

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
$725,000	5.000%		08/15/2047	$729,811
Cypress-Fairbanks Independent School District UT School Building and Refunding Bonds Series 2020A (PSF-GTD) (Aaa/AAA)
7,000,000	5.000		02/15/2026	7,064,180
Denton County Junior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024B (NR/NR)
500,000	5.125	(c)	12/31/2031	508,102
Denton County Special Assessment RB for Tabor Ranch Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
500,000	5.250	(c)	12/31/2031	507,396
Denton County Texas Special Assessment RB Series 2025 (NR/NR)
700,000	4.250	(c)	12/31/2030	706,218
750,000	4.750	(c)	12/31/2030	756,597
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
1,117,000	4.500	(c)	12/31/2035	1,141,576
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
1,135,000	5.000	(c)	12/31/2035	1,160,278
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/NR) (PUTABLE)
35,000	4.000	(a)(b)(d)	08/01/2027	35,000
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/AAA)
3,090,000	4.000	(a)(b)	08/01/2050	3,162,144
East Montgomery County Improvement District Sales Tax RB Series 2024 (AGC) (NR/AA)
3,500,000	5.250		08/15/2049	3,699,636
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
135,000	4.000	(c)	08/15/2029	131,886
775,000	4.500	(c)	08/15/2035	730,379
575,000	5.000	(c)	08/15/2044	519,188
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125		08/15/2036	968,474
950,000	3.250		08/15/2041	700,035
El Paso County Hospital District Refunding RB Series 2024 (BAM) (NR/AA)
1,000,000	4.125		02/15/2049	931,874
1,570,000	4.250		02/15/2054	1,460,470
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
100,000	5.000	(c)	09/01/2027	100,436
225,000	5.000	(c)	09/01/2032	225,575
330,000	5.125	(c)	09/01/2037	323,542

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Frisco Independent School District, Collin and Denton Counties, UT School Building and Refunding Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
$310,000	5.000%		02/15/2035	$348,757
325,000	5.000		02/15/2036	361,916
600,000	5.000		02/15/2037	661,405
Galena Park independent School District A Political Subdivision of The State of Texas Located in Harris County Texas UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000	3.000		08/15/2049	1,109,310
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
10,000,000	5.000		10/01/2037	10,374,213
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
4,095,000	5.800		10/01/2046	4,320,161
7,075,000	5.850		10/01/2047	7,467,536
Grand Parkway Transportation Corporation Grand Parkway System Subordinate Tier Toll RB, Series 2018A (Tela Supported) (NR/AA+)
4,000,000	5.000		10/01/2038	4,138,105
Greenwood Independent School District Midland County Texas UT School Building Bonds Series 2024 (PSF-GTD) (NR/AAA)
2,500,000	5.000		02/15/2049	2,575,575
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
470,000	5.000		09/01/2027	488,470
500,000	5.000		09/01/2028	529,431
745,000	5.000		09/01/2029	802,830
465,000	4.000		09/01/2031	480,902
415,000	4.000		09/01/2033	423,058
650,000	4.000		09/01/2034	659,658
580,000	4.000		09/01/2036	585,654
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
10,425,000	4.050	(a)(b)	11/01/2050	10,699,210
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000	4.250		09/15/2048	3,258,551
Harris County, Texas Permanent Improvement Refunding Bonds, Series 2023A (Aaa/NR)
2,000,000	5.000		09/15/2048	2,090,802
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds Series 2024B (AGC) (A1/AA)
1,500,000	5.000		11/15/2030	1,648,548
1,500,000	5.000		11/15/2031	1,663,868
1,500,000	5.000		11/15/2032	1,674,210
Harrisburg Redevelopment Authority A Public Nonprofit Local Government Corp. Acting On Behalf of The City of Houston Texas Tax Increment Contract RB Series 2025 (AGC) (A1/AA)
315,000	5.000		09/01/2026	320,610
325,000	5.000		09/01/2027	337,279
350,000	5.000		09/01/2028	369,336
335,000	5.000		09/01/2029	359,781
400,000	5.000		09/01/2030	436,747
260,000	5.000		09/01/2031	286,282
285,000	5.000		09/01/2032	315,475
345,000	5.000		09/01/2033	383,815

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Harrisburg Redevelopment Authority A Public Nonprofit Local Government Corp. Acting On Behalf of The City of Houston Texas Tax Increment Contract RB Series 2025 (AGC) (A1/AA) – (continued)
$300,000	5.000%		09/01/2034	$335,451
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
316,000	4.750	(c)	09/15/2027	317,261
700,000	4.875	(c)	09/15/2032	706,939
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
400,000	4.000	(c)	09/01/2029	399,563
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
100,000	3.500		09/01/2026	99,653
105,000	3.500		09/01/2027	104,399
Highland Park Independent School District (Potter County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
4,255,000	5.250		02/15/2041	4,577,885
Highland Park Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000	5.250		02/15/2039	657,524
2,390,000	5.250		02/15/2043	2,538,208
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
830,000	5.000		07/01/2027	844,492
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
3,570,000	5.000		07/15/2027	3,633,868
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
3,600,000	5.000		07/15/2027	3,664,405
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/BB+)
1,000,000	6.625		07/15/2038	1,002,602
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/BB+)
2,050,000	5.000		07/15/2035	2,050,583
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375		10/01/2037	381,899
Houston Housing Finance Corp. Multifamily Housing Revenue Notes for Summerdale Apartments Series 2023 (Aa1/NR)
2,440,000	5.000	(a)(b)	08/01/2041	2,483,606
Houston Independent School District Limited Tax Schoolhouse and Refunding Bonds Series 2017 (PSF-GTD) (NR/NR)
725,000	4.000	(d)	02/15/2027	739,128
Houston Independent School District Limited Tax Schoolhouse and Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
2,700,000	4.000		02/15/2042	2,641,914
Houston Texas Utility System Revenue First Lien Combine Utilility System Revenue Reference Bonds 2015A (NR/NR)
12,000,000	5.000		11/15/2036	12,008,498

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Hutto Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
$2,750,000	5.000%		08/01/2048	$2,867,610
500,000	5.000		08/01/2053	518,018
Jarrell Independent School District A Political Subdivision of The State of Texas Located in Williamson County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000	5.000		02/15/2036	1,120,020
Joshua Farms Municipal Management District No. 1, Johnson County, Special Assessment RB, Series 2023 Improvement Areas 1-2 Project (NR/NR)
1,617,000	5.250	(c)	09/01/2043	1,608,617
Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000	4.000		02/01/2053	4,329,182
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
1,315,000	5.000	(c)	09/01/2038	1,326,813
Karis Municipal Management District of Tarrant County Assessment RB for Improvement Area #1 Series 2024 (NR/NR)
524,000	4.125		12/01/2031	529,610
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000	5.000	(a)(b)	02/01/2044	6,209,995
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
150,000	2.000		09/01/2026	146,482
150,000	2.000		09/01/2027	143,170
155,000	2.000		09/01/2028	144,261
160,000	2.000		09/01/2029	145,784
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
1,090,000	4.375		09/01/2048	1,028,108
Kennedale Independent School District (Tarrant County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,795,000	5.000		02/15/2038	1,960,967
Kermit Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	5.000		02/15/2048	1,038,202
500,000	5.000		02/15/2053	515,060
Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,145,000	5.000		08/15/2026	1,169,501
Longview Independent School District, A Political Subdivision of The State of Texas Located In Gregg County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000	4.000		02/15/2049	920,970
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,620,000	5.000		11/01/2027	3,774,418
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2024A (AGC) (NR/AA)
3,500,000	5.000		05/15/2042	3,699,919

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
$1,250,000	4.000%		02/15/2040	$1,252,853
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
2,660,000	4.250		05/01/2030	2,776,449
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa3/BBB+)
6,350,000	2.600		11/01/2029	6,164,036
Maypearl Independent School District (Ellis County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	5.000		02/15/2037	1,101,656
Maypearl Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000	5.000		02/15/2048	1,398,991
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000		09/01/2043	2,004,671
1,500,000	3.000		09/01/2048	1,130,928
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
5,000,000	4.625	(c)	10/01/2031	5,005,246
Mission Economic Development Corporation Solid Waste Disposal RB Graphic Packaging International, LLC Project, Series 2025 (Ba2/BB) (PUTABLE)
6,000,000	5.000	(a)(b)	12/01/2064	6,215,149
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
535,000	5.250		02/15/2030	542,274
405,000	5.375		02/15/2035	410,685
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
482,000	4.500		09/15/2032	486,649
676,000	5.125		09/15/2045	665,643
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/A)
710,000	5.000		09/15/2033	710,878
750,000	5.000		09/15/2034	750,860
790,000	5.000		09/15/2035	790,815
Montgomery County Toll Road Authority Senior Lien Toll Road RB Series 2018 (NR/A)
1,650,000	5.000		09/15/2030	1,652,575
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
2,535,000	4.000	(c)	08/15/2036	2,303,689
New Hope Cultural Education Facilities Finance Corp. Education RB Jubilee Academic Center 2024A and Taxable Education RB 2024B (NR/BB+)
2,465,000	4.500	(c)	08/15/2044	2,169,147
New Hope Cultural Education Facilities Finance Corp. Education Revenue and Refunding Bonds Jubilee Academic Center Series 2021 (Ba2/BB+)
1,325,000	4.000	(c)	08/15/2026	1,320,728

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

New Hope Cultural Education Facilities Finance Corp. Education Revenue Refunding Bonds for Jubilee Academic Center Series 2021 (Ba2/BB+)
$1,950,000	4.000	%(c)	08/15/2041	$1,654,653
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A1/AA)
250,000	5.000		04/01/2046	249,994
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
175,000	2.000		01/01/2026	173,849
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
4,525,000	5.500		01/01/2057	4,056,007
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
325,000	4.000	(c)	08/15/2029	325,732
610,000	5.000	(c)	08/15/2039	609,352
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (NR/NR)
765,000	5.000		04/01/2027	793,813
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (NR/NR)
335,000	5.000	(d)	04/01/2026	338,995
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)
1,000,000	7.000	(d)	09/01/2031	1,210,510
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
4,900,000	0.000	(f)	01/01/2037	3,190,535
North Texas Tollway Authority RB for Second Tier Series 2021 B (A1/A+)
225,000	4.000		01/01/2040	212,003
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (Aa3/AA-)
5,000,000	5.000		01/01/2038	5,149,423
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A1/A+)
2,000,000	5.000		01/01/2032	2,054,002

Northside Independent School District (A Political Subdivision of The State of Texas Located Primarily In Bexar County) Unlimited Tax School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)

650,000	5.000		08/15/2037	712,282
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,160,000	3.450	(a)(b)	08/01/2054	10,268,830
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
1,930,000	4.000		08/15/2045	1,843,718

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
$4,895,000	3.000	%(a)(b)	08/01/2053	$4,898,910
Northwest Independent School District (Denton, Tarrant and Wise Counties, Texas) Unlimited Tax School Building Bonds, Series 2024A (PSF-GTD) (Aaa/NR)
8,000,000	5.000		02/15/2049	8,297,718
Perryton Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000	4.125		08/15/2048	2,630,978
Pilot Special Assessment RB, Bryson Ranch Public Improvement District 2025 (NR/NR)
266,000	5.000	(c)	09/15/2030	272,847
350,000	5.250	(c)	09/15/2035	359,975
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000	4.000	(a)(b)	02/15/2050	2,119,496
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR)
750,000	1.875	(c)	01/01/2026	745,575
550,000	2.000	(c)	01/01/2027	536,268
575,000	2.125	(c)	01/01/2028	551,612
800,000	2.250	(c)	01/01/2029	755,103
850,000	2.500	(c)	01/01/2030	794,964
800,000	2.625	(c)	01/01/2031	739,003
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
13,100,000	4.100	(c)	01/01/2028	11,755,049
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
1,650,000	5.000	(c)	01/01/2039	1,628,478
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
3,400,000	10.000	(c)	07/01/2026	3,415,506
Prosper Independent School District (PSF-GTD) (Aaa/NR)
1,175,000	5.000		02/15/2038	1,297,794
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000	4.000	(a)(b)	02/15/2050	2,624,137
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
284,000	5.250	(c)	09/15/2032	296,102
590,000	5.875	(c)	09/15/2042	590,830
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
285,000	3.625	(c)	09/15/2029	278,446
1,250,000	4.125	(c)	09/15/2039	1,151,826
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aa1/NR) (PUTABLE)
2,190,000	3.450	(a)(b)	07/01/2029	2,203,114
Sherman Independent School District Unlimited Tax School Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
5,000,000	5.000		02/15/2048	5,194,201
4,000,000	5.000		02/15/2053	4,138,235

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

SMHA Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aa1/NR) (PUTABLE)
$5,335,000	3.700	%(a)(b)	07/01/2028	$5,414,091
South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
1,115,000	4.500		04/01/2030	1,128,914
1,600,000	5.000		04/01/2038	1,627,424
South Manvel Development Authority Tax Increment Contract RB Series 2024 (NR/NR)
1,450,000	4.500		04/01/2039	1,417,604
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
325,000	5.000		09/01/2027	339,693
380,000	5.000		09/01/2029	412,874
450,000	4.000		09/01/2032	466,519
395,000	4.000		09/01/2034	403,009
615,000	4.000		09/01/2036	622,373
1,040,000	2.625		09/01/2038	849,785
1,230,000	2.750		09/01/2039	996,404
1,200,000	2.750		09/01/2040	947,094
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
4,725,000	4.000		08/15/2052	4,298,803
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (Aaa/AAA)
5,905,000	5.000		08/01/2026	6,005,777
4,000,000	5.000		08/01/2029	4,270,697
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aa1/NR)
4,755,000	3.350	(a)(b)	03/01/2046	4,774,760
Tarrant County Cultural Education Facilities Finance Corp. RB for Christus Health Series 2018B (A1/A)
9,980,000	5.000		07/01/2035	10,478,940
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A1/NR)
1,025,000	5.000		07/01/2026	1,041,143
1,550,000	5.000		07/01/2027	1,609,607
1,650,000	5.000		07/01/2028	1,744,378
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A)
4,885,000	5.000		07/01/2036	5,100,462
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
825,000	5.000		10/01/2031	892,309
1,075,000	5.000		10/01/2044	1,070,472
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000	4.250		08/15/2053	2,031,535
Tarrant County Housing Finance Corp. Multifamily Housing RB for Tobias Place Apartments Series 2023B (FNMA) (Aa1/NR)
1,875,000	5.000	(a)(b)	03/01/2027	1,890,175
Texas Department of Housing and Community Affairs Multifamily Housing RB Gulfway Manor Series 2024 (HUD SECT 8) (Aa1/NR)
7,500,000	3.250	(a)(b)	08/01/2028	7,505,840

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-) (3M USD SOFR + 0.70%)
$1,895,000	3.581	%(e)	12/15/2026	$1,894,265
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A1/A-)
3,055,000	6.250		12/15/2026	3,119,554
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A) (SIFMA Municipal Swap Index Yield + 0.55%)
1,070,000	3.440	(e)	09/15/2027	1,064,414
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
2,500,000	5.000		12/15/2025	2,508,435
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A) (3M USD SOFR + 0.86%)
44,725,000	3.528	(e)	09/15/2027	44,714,789
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000	5.000		12/15/2028	3,429,444
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply RB Series 2024 (A1/NR)
13,300,000	5.000	(a)(b)	01/01/2055	14,526,885
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000	5.000		12/15/2031	9,486,611
Texas Municipal Gas Acquisition and Supply Corporation IV Gas Supply RB, Series 2023B (A1/NR)
10,000,000	5.500	(a)(b)	01/01/2054	11,257,804
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
4,165,000	5.500		12/31/2058	4,291,705
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
4,040,000	5.000		12/31/2032	4,305,276
7,030,000	5.000		12/31/2036	7,343,195
Texas Public Finance Authority Texas Southern University Revenue Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000	5.250		05/01/2040	1,411,556
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000	5.000	(a)(b)	08/15/2042	3,238,930
Texas Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds Series 2024-C (A3/A-)
19,000,000	5.000		08/15/2038	20,632,533
Texas Transportation Commission State Highway Improvement GO Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000	5.000		04/01/2026	5,062,689
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000	4.000		10/15/2040	6,225,130
Texas Water Development Board State Water Implementation Revenue Fund For Texas Reseve Bonds Series 2024A (NR/AAA)
3,000,000	5.000		10/15/2049	3,139,007

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
The Lakes Fresh Water Supply District of Denton County UT Road Bonds Series 2022 (AGM) (A1/AA)
$3,230,000	3.000%		09/01/2047	$2,529,241
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
200,000	4.375	(c)	09/15/2027	200,137
445,000	4.750	(c)	09/15/2032	455,783
1,200,000	5.250	(c)	09/15/2042	1,199,993
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
205,000	3.500	(c)	09/01/2032	191,573
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
220,000	6.000	(c)	09/01/2027	223,249
712,000	6.125	(c)	09/01/2032	758,443
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
811,000	4.000	(c)	09/01/2047	678,706
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)
235,000	5.250	(c)	09/01/2028	241,115
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
100,000	4.500	(c)	09/01/2027	101,413
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
230,000	4.375	(c)	09/01/2031	231,515
650,000	5.000	(c)	09/01/2044	617,207
Town of Providence Village Texas Special Assessment RB Series 2025 (NR/NR)
636,000	4.250	(c)	09/01/2030	640,765
413,000	4.500	(c)	09/01/2035	411,954
Travis County Development Authority Contract Assessment RB for Bella Fortuna Public Improvement District Series 2024 (NR/NR)
843,000	5.375	(c)	09/01/2044	847,568
750,000	5.625	(c)	09/01/2051	755,896
Travis County Development Authority Contract Assessment RB for Longview 71 Public Improvement District Improvement Area # 1 Project Series 2024 (NR/NR)
600,000	5.000	(c)	09/01/2044	584,253
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
1,400,000	5.250		09/01/2054	1,339,926
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
868,000	5.375	(c)	09/01/2042	882,036
Travis County Housing Finance Corporation Multifamily Housing RB for Bluestein Boulevard Apartments Series 2024 (Aa1/NR)
3,615,000	3.400	(a)(b)	01/01/2059	3,646,619
Travis County Texas Permanent Improvement Bonds Series 2024 (Aaa/AAA)
840,000	4.000		03/01/2043	817,712

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Travis County Texas Unlimited Tax Road Bonds Series 2024 (Aaa/AAA)
$965,000	4.000%		03/01/2044	$932,186
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,600,000	3.250		02/15/2041	7,524,243
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
755,000	5.000		09/01/2031	807,392
950,000	3.000		09/01/2034	856,343
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
66,000	2.375		12/01/2025	65,828
308,000	2.875		12/01/2030	285,921
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
442,000	4.250		12/01/2029	442,018
1,159,000	4.625		12/01/2035	1,152,773
1,704,000	5.000		12/01/2045	1,630,788
Westpointe Special Improvement District Limited Ad Valorem Tax Road Bonds Series 2024 (BAM) (Baa2/AA)
1,000,000	5.000		08/15/2045	1,021,791
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
740,000	5.375		08/15/2042	741,465
1,000,000	5.625		08/15/2052	1,001,355
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
325,000	3.000		08/15/2034	295,905
345,000	3.000		08/15/2036	299,663
745,000	3.000		08/15/2039	586,685
Williamson County Texas Unlimited Tax Road Bonds Limited Tax Notes Series 2024 (NR/AAA)
3,500,000	5.000		02/15/2026	3,531,697
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,070,000	5.000		02/15/2026	1,078,409
1,130,000	5.000		02/15/2027	1,165,064
1,070,000	5.000		02/15/2028	1,128,703
Yoakum Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	4.250		02/15/2048	967,220

				960,731,734

Utah - 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
1,675,000	3.250	(c)	03/01/2031	1,618,382
1,875,000	3.500	(c)	03/01/2036	1,716,171
1,900,000	3.750	(c)	03/01/2041	1,641,236
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
2,300,000	5.625	(c)	12/01/2053	2,304,012

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Copper Rim Infrastructure Financing District in The City of West Jordan Salt Lake County Utah Special Assessment Bonds Series 2025 (NR/NR)
$1,750,000	6.125	%(c)	12/01/2054	$1,785,384
Intermountain Power Agency Power Supply RB 2023 Series A (Tax-Exempt) (Aa3/NR)
6,500,000	5.000		07/01/2034	7,219,591
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
3,875,000	5.250	(c)	02/01/2040	3,394,298
Mida Cormont Public Infrastructure District Limited Tax GO Bonds Series 2025A-1 (NR/NR)
2,200,000	6.250	(c)	06/01/2055	2,292,297
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
1,750,000	5.500	(c)	06/15/2039	1,768,442
1,000,000	5.750	(c)	06/15/2044	1,008,540
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A1/A+)
1,060,000	5.000		07/01/2047	1,059,756
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2021A (A1/A+)
3,035,000	5.000		07/01/2051	3,059,970
Salt Lake City Airport RB for Salt Lake City International Airport Series 2023A (AMT) (A1/A+)
1,500,000	5.250		07/01/2053	1,538,723
6,300,000	5.500		07/01/2053	6,596,525
Salt Lake City International Airport RB Series 2018A (A1/A+)
10,525,000	5.000		07/01/2036	10,813,122
5,000,000	5.000		07/01/2038	5,101,534
7,500,000	5.250		07/01/2048	7,587,852
Salt Lake City International Airport RB Series 2018A (AMT) (A1/A+)
4,000,000	5.000		07/01/2029	4,204,593
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,000,000	5.000		07/01/2046	2,022,760
1,500,000	4.000		07/01/2051	1,314,979
Salt Lake City International Airport RB Series 2023A (A1/A+)
200,000	5.250		07/01/2048	205,788
Salt Lake City Utah Public Utilities RB Series 2025 (Aa1/AAA)
20,875,000	5.250		02/01/2055	22,372,646
Salt Lake City, Utah Airport RB, Series 2017A (AMT) Salt Lake City International Airport (A1/A+)
5,200,000	5.000		07/01/2042	5,216,810
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
2,325,000	4.000	(c)	10/15/2041	1,813,622
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
1,610,000	5.625	(c)	06/15/2042	1,594,941
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
500,000	4.000	(c)	07/15/2037	430,623
3,485,000	4.250	(c)	07/15/2050	2,663,817
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR/BB)
35,000	5.750	(c)	07/15/2026	34,870

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
$890,000	4.000	%(c)	06/15/2041	$719,050
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000		04/15/2039	716,722
625,000	5.000		04/15/2044	630,077
1,150,000	5.000		04/15/2049	1,152,685
Utah Housing Corp. Multifamily Housing RB for Promontory Place Apartments Series 2024B (Aa1/NR)
2,285,000	3.400	(a)(b)	02/01/2028	2,297,234
Utah Housing Corporation Multifamily Housing RB Liberty Corner Series 2025 (Aa1/NR) (PUTABLE)
3,000,000	3.000	(a)(b)	09/01/2045	2,999,967

				110,897,019

Vermont - 0.0%
University of Vermont State Agricultural College GO Bonds Series 2017 (Aa3/A+)
365,000	5.000		10/01/2043	371,688
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
585,000	5.000		05/01/2026	587,620
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000	5.000	(a)(b)(c)	06/01/2052	2,199,258
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000	5.500	(c)	10/01/2043	2,425,589

				5,584,155

Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
825,000	5.000		10/01/2039	838,822
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
3,250,000	5.000	(c)	10/01/2039	3,177,652
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A1/AA)
5,000,000	5.000	(c)	10/01/2034	5,014,508
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note, Series 2025 (NR/A)
1,500,000	5.000		09/01/2040	1,590,243
1,225,000	5.000		09/01/2041	1,289,281
1,200,000	5.000		09/01/2042	1,251,555
1,750,000	5.000		09/01/2044	1,806,542

				14,968,603

Virginia - 1.2%
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
2,700,000	7.000		09/01/2053	2,956,718
Economic Development Authority of The City of Salem, Virginia Educational Facilities RB Roanoke College, Series 2025 (NR/BBB+)
1,000,000	5.000		04/01/2040	1,010,799

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Economic Development Authority of The City of Winchester Virginia RB Valley Health System Obligated Group Series 2024A (A1/A+)
$1,425,000	5.000%		01/01/2040	$1,524,186
5,365,000	5.000		01/01/2041	5,687,470
2,180,000	5.000		01/01/2042	2,287,131
Fairfax County Redevelopment & Housing Authority Multifamily Housing RB for Dominion Square North Project Series 2023 (Aa1/NR)
1,825,000	5.000	(a)(b)	01/01/2045	1,886,584
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
3,000,000	5.000		01/01/2040	2,912,641
Harrisonburg Redevelopment and Housing Authority Multifamily Housing RB Helios Series 2023 (Aa1/NR)
4,750,000	3.570	(a)(b)	10/01/2045	4,795,700
Industrial Development Authority of Arlington County Hospital RB for VHC Health Series 2023A (NR/A+)
6,700,000	5.000	(a)(b)	07/01/2053	7,312,685
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
4,215,000	5.000	(a)(b)	05/01/2043	4,261,628
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
45,000	5.000		04/01/2027	46,113
50,000	5.000		04/01/2028	51,827
460,000	5.000		04/01/2029	482,873
350,000	5.000		04/01/2030	371,619
740,000	5.000		04/01/2031	780,394
300,000	5.000		04/01/2032	314,096
650,000	5.000		04/01/2033	676,824
395,000	5.000		04/01/2034	408,110
110,000	5.000		04/01/2035	112,883
430,000	5.000		04/01/2036	438,856
1,030,000	5.000		04/01/2037	1,045,643
410,000	4.000		04/01/2039	378,046
265,000	4.000		04/01/2040	238,998
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
8,385,000	6.706		06/01/2046	6,393,147
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
123,090,000	0.000	(f)	06/01/2047	30,654,727
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
13,500,000	0.000	(f)	06/01/2047	3,292,290
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000	5.000		04/01/2045	20,638,841
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
3,975,000	5.375		09/01/2029	4,014,020
Virginia College Building Authority Educational Facilities RB Regent University Project, Series 2025 (NR/BBB)
1,500,000	6.000		06/01/2050	1,592,796

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
$300,000	5.000%		06/01/2028	$312,259
375,000	5.000		06/01/2029	395,368
300,000	5.000		06/01/2031	322,102
875,000	4.000		06/01/2036	853,297
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
5,000,000	3.100		12/01/2045	4,047,394
Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
1,000,000	4.800		12/01/2049	1,006,897
Virginia Housing Development Authority Rental Housing Bonds 2025 Series A (NON-AMT) (Aa1/AA+)
550,000	3.250		03/01/2029	550,614
1,750,000	3.250		09/01/2029	1,755,709
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
4,735,000	5.000		12/31/2056	4,586,480
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
2,600,000	5.000		10/01/2036	2,793,484
2,700,000	5.000		10/01/2037	2,875,008
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
1,875,000	5.000		12/31/2052	1,865,980
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B-)
300,000	5.000	(a)(b)(c)	01/01/2048	281,694
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000	5.000		12/31/2049	5,266,826
4,950,000	5.000		12/31/2052	4,825,543

				138,306,300

Washington - 1.7%
Bethel School District No. 403 Pierce County Washington Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
7,000,000	5.000		12/01/2041	7,578,413
5,980,000	5.000		12/01/2042	6,410,577
4,185,000	5.000		12/01/2043	4,459,377
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (Aa1/AA+)
1,200,000	4.000		09/01/2036	1,237,271
2,665,000	4.000		09/01/2037	2,724,331
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000		01/01/2033	3,409,378
6,715,000	4.000		01/01/2034	6,820,215
11,655,000	4.000		01/01/2043	11,231,759
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000		05/01/2044	13,120,529
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000		07/01/2035	6,617,994

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
City of Tacoma Washington Electric System RB, Series 2025A
(NR/AA)
$8,275,000	5.250%	01/01/2050	$8,807,847
Energy Northwest Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2025-A (Aa2/AA-)
7,175,000	5.000	07/01/2042	7,741,492
Energy Northwest Columbia Generating Station Electric Revenue Refunding Bonds Series 2021-A (Aa2/AA-)
8,830,000	4.000	07/01/2042	8,601,532
Highline School District No. 401, King County, Washington UT GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000	5.000	12/01/2039	2,973,216
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
4,710,000	5.000	04/01/2030	4,710,753
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
4,740,000	5.000	05/01/2042	4,724,693
Port of Seattle Intermediate Lien RB Series 2018A (AMT) (Aa3/AA-)
5,000,000	5.000	05/01/2038	5,032,825
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
7,000,000	5.000	04/01/2039	7,179,278
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (Aa3/AA-)
4,000,000	5.000	08/01/2037	4,233,900
700,000	4.000	08/01/2041	654,382
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A (Aa3/AA-)
2,500,000	5.000	05/01/2043	2,493,465
Port of Seattle Intermediate Lien Revenue Refunding Bond Series 2022A (Aa3/AA-)
865,000	5.000	08/01/2028	927,996
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (Aa3/AA-)
5,000,000	5.000	08/01/2039	5,225,655
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA+)
12,455,000	5.000	12/01/2043	12,405,559
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
800,000	5.500	12/01/2044	822,932
Spokane County Washington Airport RB Series 2024B (AMT) (A2/A)
3,210,000	5.250	01/01/2042	3,360,477
State of Washington Various Purpose GO Bonds Series R-2022A (Aaa/AA+)
2,490,000	5.000	02/01/2027	2,572,983
Washington Health Care Facilities Authority RB (Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000	5.000	08/01/2037	5,194,946
1,140,000	5.000	08/01/2039	1,175,794
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
3,370,000	4.000	08/01/2044	3,004,358
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
2,000,000	5.000	08/01/2037	2,077,978
285,000	5.000	08/01/2038	294,882

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
$570,000	5.000%		08/01/2036	$594,752
Washington Higher Education Facilities Authority RB for Seattle University Project Series 2020 (NR/A)
1,200,000	4.000		05/01/2050	1,067,113
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
1,050,000	4.000		07/01/2031	1,083,637
Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB+)
320,000	5.000		07/01/2029	335,099
11,450,000	5.000		07/01/2048	11,466,469
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB-)
2,925,000	4.000		07/01/2043	2,613,824
Washington State Housing Finance Commission Nonprof it Housing RB (Bayview Manor II Project), Series 2025B-1 Tax Exempt Mandatory Paydown Securities (Temps–85S\M) (NR/NR)
2,875,000	4.500	(c)	07/01/2030	2,877,015
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
745,000	5.000	(c)	01/01/2034	759,845
1,400,000	5.000	(c)	01/01/2039	1,400,138
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding RB Josephine Caring Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
5,550,000	4.200	(c)(h)	07/01/2030	5,550,375
7,375,000	4.500	(c)(h)	07/01/2031	7,376,722
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Revenue Bonds for Emerald Heights Project Series 2023A (NR/NR)
1,325,000	5.000		07/01/2038	1,371,794
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
900,000	5.625	(c)	07/01/2038	977,092

				195,300,662

West Virginia - 0.6%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
665,000	3.000		03/01/2035	597,000
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University Town Centre Series 2023 A (NR/NR)
395,000	5.000	(c)	06/01/2033	411,967
Monongalia County Commission Subordinate Special District Excise Tax Revenue & Improvement Bonds for University Town Centre Economic Opportunity Development District Series 2023 A (NR/NR)
740,000	7.000	(c)	06/01/2043	765,441
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000	5.000		06/01/2035	7,499,426

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
State of West Virginia GO State Road Bonds Series 2019 A (Aa2/AA-)
$605,000	5.000%		06/01/2035	$647,793
State of West Virginia, West Virginia GO State Road Bonds, Series 2019 A (Aa2/AA-)
1,600,000	5.000		12/01/2036	1,703,003
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
7,445,000	3.375	(a)(b)	03/01/2040	7,567,171
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Company - Amos Project) Series 2009B (Baa1/BBB+) (PUTABLE)
7,675,000	3.700	(a)(b)	12/01/2042	7,861,506
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
9,150,000	3.000	(a)(b)	06/01/2037	9,064,313
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
3,565,000	4.700	(a)(b)	04/01/2036	3,582,472
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,855,000	5.125		09/01/2042	3,005,921
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,970,000	5.500		09/01/2048	3,166,831
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Ba1/BBB)
1,000,000	5.000		01/01/2033	1,017,620
950,000	5.000		01/01/2034	959,960
825,000	5.000		01/01/2035	829,576
2,330,000	5.000		01/01/2036	2,333,973
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,375,000	5.000		09/01/2029	2,522,636
4,775,000	5.000		09/01/2030	5,058,976
1,520,000	5.000		09/01/2032	1,591,539
West Virginia Housing Development Fund Housing Finance Bonds 2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000	4.350		11/01/2039	3,905,147
4,685,000	4.700		11/01/2044	4,734,105
West Virginia Housing Development Fund Multifamily Housing RB for Beckley Preservation Series 2024 (HUD SECT 8) (Aa1/NR)
2,000,000	5.000	(a)(b)	08/01/2027	2,061,858

				70,888,234

Wisconsin - 1.6%
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000	5.000		04/01/2026	4,146,465

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
$1,475,000	5.000%		04/01/2026	$1,491,716
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
800,000	5.875	(c)	06/01/2052	747,337
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
300,000	6.375	(c)	07/01/2043	310,005
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
165,000	4.250	(c)	06/15/2031	159,755
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
700,000	5.000		06/15/2044	685,191
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
1,060,000	5.375	(c)	06/15/2042	1,024,016
Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
1,280,000	5.000	(c)	12/15/2044	1,199,961
Public Finance Authority Education RB Mater Academy of Nevada Cactus Park Campus Project Series 2025A (NR/BB)
665,000	5.000	(c)	12/15/2035	686,129
1,030,000	6.000	(c)	12/15/2045	1,058,167
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000	5.000	(c)	01/01/2042	1,148,617
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
750,000	4.000	(c)	07/15/2039	681,082
700,000	4.250	(c)	07/15/2044	613,534
700,000	4.500	(c)	07/15/2049	607,110
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba1/BB+)
1,000,000	4.300		11/01/2030	1,001,212
Public Finance Authority Health Care Facilities Revenue and Refunding RB Blue Ridge Healthcare Series 2020A (A3/A)
1,100,000	5.000		01/01/2038	1,143,307
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
10,975,000	6.750	(c)	08/01/2031	8,450,750
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB-)
265,000	5.000		07/01/2035	272,494
310,000	5.000		07/01/2036	317,085
265,000	5.000		07/01/2037	269,660
310,000	5.000		07/01/2038	313,613
310,000	5.000		07/01/2039	311,695
285,000	5.000		07/01/2040	283,574
310,000	5.000		07/01/2041	304,027
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
220,000	4.000		07/01/2028	225,652
355,000	4.000		07/01/2031	361,033
420,000	4.000		07/01/2032	425,242
175,000	4.000		07/01/2033	176,600

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA) – (continued)
$130,000	4.000%		07/01/2034	$130,912
155,000	4.000		07/01/2035	155,622
220,000	4.000		07/01/2036	220,397
220,000	4.000		07/01/2037	220,042
265,000	4.000		07/01/2038	262,945
265,000	4.000		07/01/2039	259,707
265,000	4.000		07/01/2040	256,038
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,580,000	5.000	(c)	12/01/2035	1,585,251
1,950,000	5.000	(c)	12/01/2045	1,770,861
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000		07/01/2041	770,762
1,000,000	4.000		07/01/2051	801,959
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
315,000	4.000	(c)	06/15/2030	314,144
815,000	5.000	(c)	06/15/2040	795,315
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,225,000	4.000	(c)	03/01/2030	1,205,538
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
5,550,000	5.625	(c)	06/01/2050	5,546,753
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
7,575,000	6.500	(c)	06/01/2045	6,778,055
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200		12/01/2037	510,560
1,430,000	5.350		12/01/2045	1,442,713
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB-)
2,470,000	6.000	(c)	07/01/2031	2,303,665
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/BBB-)
8,000,000	5.500	(c)	06/01/2040	8,248,084
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/NR) (PUTABLE)
240,000	4.000	(a)(b)(d)	10/01/2030	257,819
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/NR)
2,125,000	5.250		11/15/2050	2,152,940
1,550,000	5.250		11/15/2055	1,561,235
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/A)
1,325,000	4.000	(a)(b)	10/01/2041	1,373,067
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,400,000	5.000		01/01/2032	1,495,694
950,000	5.000		01/01/2033	1,011,147
900,000	5.000		01/01/2036	944,576
500,000	5.000		01/01/2037	522,102
700,000	5.000		01/01/2039	725,042
875,000	5.000		01/01/2040	900,807

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
$445,000	5.000	%(c)	06/01/2029	$447,680
1,710,000	5.000	(c)	06/01/2039	1,560,686
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000		01/01/2030	1,003,501
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
305,000	4.000	(c)	09/01/2029	306,010
770,000	5.000	(c)	09/01/2039	767,525
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
5,900,000	4.500	(c)	07/01/2048	4,196,195
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
2,770,000	6.125	(c)	10/01/2049	2,407,799
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000	2.875		05/01/2027	1,974,649
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/BB+)
500,000	5.000	(c)	04/01/2030	513,650
Public Finance Authority RB Viticus Group Project Series 2025A (NR/NR)
725,000	6.250	(c)	12/01/2045	729,478
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
1,305,000	5.000		11/15/2041	1,318,762
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
975,000	5.000		11/15/2044	973,717
570,000	5.000		11/15/2049	555,327
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (NR/BBB+)
2,010,000	5.250		07/01/2028	2,011,994
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia Sr 400 Express Lanes Project (Baa3/NR)
8,300,000	6.500		12/31/2065	9,080,360
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000	4.000		01/01/2052	6,815,775
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
825,000	5.250		06/15/2045	850,526
650,000	5.250		06/15/2050	662,788
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
630,000	4.000	(c)	07/01/2041	543,277
2,725,000	4.000	(c)	07/01/2051	2,115,299
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
5,000,000	5.000	(c)	06/01/2041	5,027,616
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
2,574,000	5.375	(c)	12/15/2032	2,574,388

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Racine Unified School District Racine County Wisconsin GO Promissory Notes (BAM) (Aa3/AA)
$1,500,000	5.000%		04/01/2038	$1,620,196
1,350,000	5.000		04/01/2039	1,448,275
1,515,000	5.000		04/01/2040	1,611,855
1,650,000	5.000		04/01/2041	1,745,407
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000	5.000		05/01/2027	2,309,907
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000		03/15/2030	352,824
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000	5.250		08/15/2039	1,208,672
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000	4.400		08/15/2029	1,385,134
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-2 (NR/NR)
3,370,000	4.200		08/15/2028	3,369,897
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000		02/01/2042	903,022
390,000	4.000		02/01/2045	336,672
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
415,000	3.000		12/01/2031	355,800
775,000	4.000		12/01/2041	569,574
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/NR)
475,000	4.000		09/15/2036	450,694
460,000	4.000		09/15/2041	408,387
425,000	4.000		09/15/2045	355,244
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/NR)
700,000	4.000		09/15/2036	664,181
680,000	4.000		09/15/2041	603,703
575,000	4.000		09/15/2045	480,624
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
13,395,000	5.000	(c)	08/01/2027	13,575,222
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000	3.070	(b)(e)	08/15/2054	2,757,797
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
5,675,000	4.500		02/15/2054	5,377,779
Wisconsin Health and Educational Facilities Authority Senior Living RB, Series 2025 (Chiara Housing and Services, Inc. Project) (NR/NR)
775,000	6.375		07/01/2045	803,090
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
5,700,000	5.000		02/01/2042	5,801,745

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Wisconsin State Health and Educational Facilities Authority Variable Rate Refunding RB Froedtert Health Inc. Obligated Group Series 2024A (NR/AA)
$3,150,000	5.000%		04/01/2041	$3,354,719
3,495,000	5.000		04/01/2042	3,678,382
540,000	5.000		04/01/2043	563,721

				175,468,306

Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
18,675,000	3.625		07/15/2039	16,973,553

TOTAL MUNICIPAL BONDS (Cost $11,097,885,425)				10,983,981,150

Corporate Bonds - 0.2%

Healthcare-Services - 0.0%
Prime Healthcare Foundation, Inc. Series
4,975,000	7.000%		12/01/27	5,165,457

Real Estate - 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
2,780,721	9.750	%(c)(j)	12/01/39	2,434,771
Benloch Ranch Improvement Association No. 1 Series 2021
1,613,868	9.750	(c)(j)	12/01/39	1,413,087
Benloch Ranch Improvement Association No. 2
14,700,000	10.000	(c)(j)	12/01/51	11,428,074
Brixton Park Improvement Association No. 1 Series
12,313,479	6.875	(c)(j)	12/01/51	10,862,951

				26,138,883

Revenue - 0.0%
Toledo Hospital (The)
1,895,000	5.325		11/15/28	1,946,398

TOTAL CORPORATE BONDS (Cost $37,475,269)				33,250,738

Shares	Dividend Rate			Value

Investment Company - 0.7%(k)

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
73,895,740	3.965%			73,895,740

(Cost $73,895,740)

TOTAL INVESTMENTS - 98.5% (Cost $11,209,256,434)				$11,091,127,628

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%				163,236,913

NET ASSETS - 100.0%				$11,254,364,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

(a)

Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2025.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Zero coupon bond until next reset date.
(h)	When-issued security.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	-	Asset-Backed Security
AGC	-	Insured by Assured Guaranty Corp.
AGM	-	Insured by Assured Guaranty Municipal Corp.
AGM-CR	-	Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC	-	Insured by American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax (subject to)
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District
COPS	-	Certificates of Participation
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage
Association
GO	-	General Obligation
HUD SECT 8 -		Hud Section 8
IDA	-	Industrial Development Agency
LP	-	Limited Partnership
LT	-	Limited Tax
MTA	-	Metropolitan Transportation Authority
MUN GOVT	-
GTD		Municipal Government Guaranteed NATL
NATL	-	National Public Finance Guarantee Corp.
PCRB	-	Pollution Control Revenue Bond
PSF-GTD	-	Guaranteed by Permanent School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RB	-	Revenue Bond
RMKT	-	Remarketed
RR	-	Revenue Refunding
SCH BD	-
GTY		School Bond Guaranty
SCH BD RES	-
FD		School Board Reserve Fund
SCSDE	-	South Carolina State Department of Education
SD CRED	-
PROG		School District Credit Program
SIFMA	-	Securities Industry and Financial Markets Association
SOFR	-	Secured Overnight Financing Rate
SONYMA	-	State of New York Mortgage Agency
ST AID	-
WITHHLDG		State Aid Withholding
ST	-
INTERCEPT		State Aid Intercept
TCRS	-	Transferable Custody Receipts
UPMC	-	University of Pittsburgh Medical Center
USD	-	United States Dollar
UT	-	Unlimited Tax

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Short position contracts:

U.S. Treasury Ultra Bond	(1,497)	12/19/25	$(179,920,688)	$(5,010,747)

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – 97.7%
Alabama – 2.1%
Black Belt Energy Gas District Gas Project RB Series 2022C-1 (A1/NR)
$10,000,000	5.250	%(a)(b)	02/01/2053	$10,680,563
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AG) (A1/AA)
2,050,000	5.750		09/01/2050	2,209,145
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
3,150,000	5.250	(a)(b)	07/01/2054	3,451,381
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
2,525,000	5.750	(a)(b)	04/01/2054	2,829,101
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (Ba3/BB+)
26,250,000	5.750		10/01/2049	26,519,275
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/ BBB+)
32,160,000	5.250		10/01/2049	33,172,403
15,180,000	5.500		10/01/2053	15,893,169
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
1,085,000	4.500		11/01/2042	943,631
1,000,000	4.750		11/01/2049	853,272
Midcity Improvement District Special Assessment RB Series 2024 (NR/NR)
400,000	6.500	(c)	11/01/2044	379,879
550,000	6.750	(c)	11/01/2053	517,727
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
50,000,000	5.000	(a)(b)	06/01/2049	54,207,025
Southeast Energy Authority A Cooperative District Energy Supply RB Series 2025B (A1/NR)
18,265,000	5.250	(a)(b)	03/01/2055	19,525,026
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
10,000,000	5.000	(a)(b)	01/01/2054	10,695,601
Southeast Energy Authority, A Cooperative District Energy Supply RB Series 2025C (Aa1/NR)
3,000,000	5.000	(a)(b)	05/01/2055	3,239,801
Sumter County Alabama (NR/NR)
12,400,000	6.000	(d)	07/15/2052	0
The Black Belt Energy Gas District Gas Project Revenue Refunding Bonds 2025 Series D (Aa3/NR)
20,000,000	5.000	(a)(b)(e)	12/01/2055	21,904,038
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
3,620,000	5.250	(a)(b)	12/01/2053	3,942,192
The Educational Building Authority of The City of Homewood Alabama Lease RB CHF – Horizons I L.L.C. Recreation Center Project at Samford University Tax-Exempt Series 2024- A (Baa2/NR)
5,930,000	5.500		10/01/2054	5,994,095
The Educational Building Authority of The City of Homewood Alabama RB CHF – Horizons II L.L.C. Student Housing & Parking Project at Samford University Tax-Exempt Series 2024-C (Baa2/NR)
1,100,000	5.000		10/01/2056	1,040,396

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Development Authority of Baldwin County County Solid Waste Disposal RB Novelis Corporation Project, Series 2025A (B1/BB)
$11,250,000	5.000	%(a)(b)(c)	06/01/2055	$11,506,128
The Industrial Development Authority of Baldwin County Solid Waste Disposal RB Novelis Corp. Project Series 2025B (B1/BB)
11,500,000	4.625	(a)(b)(c)	06/01/2055	11,524,245
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa3/BBB)
14,400,000	5.000		06/01/2054	13,841,055
The Industrial Development Authority of Mobile County Solid Waste Disposal RB for AM NS Calvert LLC Project Series 2024B (Baa3/BBB)
15,775,000	4.750		12/01/2054	14,573,540

				269,442,688

Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset Back Bonds Series 2021 (NR/NR)
19,470,000	0.000	(f)	06/01/2066	2,310,914

American Samoa - 0.1%
American Samoa Economic Development Authority General RB Series 2021A (Ba3/NR)
6,375,000	5.000	(c)	09/01/2038	6,411,012
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
1,200,000	3.720	(c)	09/01/2027	1,152,510

				7,563,522

Arizona - 1.3%
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
900,000	5.375	(c)	07/01/2053	856,557
1,000,000	5.500	(c)	07/01/2058	963,705
Arizona IDA Education RB for Benjamin Franklin Charter School Projects Series 2023A (Ba1/NR)
1,000,000	5.250	(c)	07/01/2053	930,523
1,000,000	5.500	(c)	07/01/2058	952,397
Arizona IDA Hospital RB for Navajo Health Foundation - Sage Memorial Hospital, Inc. Project Series 2024 (NR/NR)
7,075,000	7.125	(c)	05/01/2044	7,656,458
11,200,000	7.625	(c)	05/01/2054	12,406,553
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000	6.500	(c)	11/01/2053	16,613,165
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000	4.000		11/01/2050	1,268,390
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Ca/NR)
1,000,000	5.000	*	05/01/2038	600,000
2,780,000	5.000	*	05/01/2043	1,668,000
3,450,000	5.000	*	05/01/2048	2,070,000
2,000,000	5.000	*	05/01/2051	1,200,000

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
$925,000	4.000	%(c)	12/15/2041	$790,420
2,115,000	4.000	(c)	12/15/2051	1,613,055
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)
470,000	4.000	(c)	07/15/2051	339,180
445,000	4.000	(c)	07/15/2056	310,855
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000	5.000	(c)	07/15/2053	10,012,803
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
25,118,000	5.125		01/01/2059	23,140,088
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
6,287,427	5.125		01/01/2059	4,878,750
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,625,000	3.000		07/01/2049	1,195,820
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
2,710,000	3.250		07/01/2049	2,026,550
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000	4.000	(c)	07/01/2056	976,301
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
3,400,000	3.500	(a)(c)	07/01/2044	2,625,693
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2/BB+)
1,825,000	4.000	(c)	10/15/2047	1,520,402
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
4,500,000	6.875	(c)	11/15/2052	4,728,071
2,750,000	7.000	(c)	11/15/2057	2,900,961
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (NR/A)
4,325,000	4.000		11/01/2051	3,627,638
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
595,000	4.100		07/01/2034	578,218
1,842,000	4.750		07/01/2043	1,679,061
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000	5.000		05/15/2056	14,978,218
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000	6.000	(c)*	08/01/2028	1,550,000
16,130,000	6.250	(c)*	08/01/2040	8,065,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
1,160,000	4.000		02/15/2051	907,812
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
700,000	5.000	(c)	07/01/2050	638,382
1,340,000	5.000	(c)	07/01/2054	1,200,414

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
$1,885,000	5.250	%(c)	10/01/2040	$1,568,419
1,885,000	5.500	(c)	10/01/2051	1,446,531
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A2/BBB+)
2,000,000	2.400		06/01/2035	1,673,362
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
250,000	5.500	(c)	05/01/2040	242,643
950,000	5.750	(c)	05/01/2050	903,252
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000		12/01/2050	1,375,158
1,900,000	5.000		12/01/2054	1,692,087
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000		07/01/2037	858,855
1,000,000	5.000		07/01/2042	1,001,471
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,375,000	5.000	(c)	06/15/2059	1,209,796
The Industrial Development Authority of The City of Sierra Vista Education Facility RB Flagstaff Junior Academy Project Series 2025 (NR/NR)
1,270,000	6.750	(c)	06/01/2045	1,281,212
6,340,000	7.000	(c)	06/01/2065	6,397,852
The Industrial Development Authority of The County of Maricopa Education Facilities RB for Arizona Christian University Project Series 2024A (NR/NR)
3,675,000	6.375	(a)(b)(c)	10/01/2054	3,590,779
The Industrial Development Authority of The County of Maricopa Education RB (Legacy Traditional Schools Projects) Series 2021A (NR/BBB-)
1,150,000	4.000	(c)	07/01/2051	918,196
The Industrial Development Authority of The County of Maricopa Education Revenue Refunding Bonds Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
3,675,000	4.250		07/01/2044	3,212,855
The Industrial Development Authority of The County of Maricopa Educational Facilities Valley Christian Schools Project RB Series 2023A (NR/NR)
1,925,000	6.250	(c)	07/01/2053	1,847,446
1,800,000	6.375	(c)	07/01/2058	1,738,847

				168,428,201

Arkansas - 0.2%
Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB+)
16,175,000	5.450		09/01/2052	16,143,515
Arkansas Development Finance Authority Environmental Improvement RB Series 2023 United States Steel Corporation Project Green Bonds (AMT) (NR/BB+)
2,275,000	5.700		05/01/2053	2,309,505
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,370,000	3.200		12/01/2049	3,946,569

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
$1,300,000	4.250%		07/01/2041	$1,102,079
775,000	3.500		07/01/2046	489,311
500,000	4.000		07/01/2052	345,274
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500		07/01/2038	3,667,436

				28,003,689

California - 7.8%
ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)
1,600,000	0.000	(f)	08/01/2026	1,565,126
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (A1/AA-)
3,500,000	5.500		05/01/2055	3,726,236
Airport Commission of The City and County of San Francisco Second Series RB Series 2019A (AMT) (A1/AA-)
3,980,000	4.000		05/01/2049	3,511,915
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (NR/NR)
145,000	4.000	(g)	05/01/2029	148,064
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (NR/AA-)
1,535,000	4.000		05/01/2050	1,348,279
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000	0.000	(h)	10/01/2051	1,853,338
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)
1,850,000	0.000	(h)	10/01/2047	1,077,176
1,850,000	0.000	(h)	10/01/2048	1,071,359
2,300,000	0.000	(h)	10/01/2049	1,323,498
1,375,000	0.000	(h)	10/01/2050	789,325
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000	0.000	(f)	08/01/2037	3,239,946
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A1/AA)
1,410,000	0.000	(f)	08/01/2036	909,057
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000	3.000		04/01/2054	3,660,998
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,000,000	4.500		07/01/2054	4,748,103
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000	5.000	(a)(b)	02/01/2054	3,227,583
California Community Choice Financing Authority Clean Energy Project RB Series 2023B (A1/NR)
2,000,000	5.000	(a)(b)	07/01/2053	2,123,991
California Community Choice Financing Authority Clean Energy Project RB Series 2024E (Green Bonds) (A1/NR)
20,000,000	5.000	(a)(b)	02/01/2055	21,832,308

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BBB-)
$2,755,000	5.250%		05/01/2048	$2,809,083
2,850,000	5.250		05/01/2053	2,896,999
California Community College Financing Authority Student Housing RB for Napa Valley College Project Series 2022A (NR/NR)
9,275,000	5.750	(c)	07/01/2060	7,708,722
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)
9,775,000	4.000	(c)	02/01/2056	8,080,249
California Community Housing Agency Essential Housing Junior RB Series 2021A-2 (NR/NR)
2,300,000	4.000	(c)	08/01/2050	1,780,143
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
20,820,000	4.000	(c)	02/01/2056	15,490,115
California Community Housing Agency Essential Housing RB Series 2021A-1 (NR/NR)
1,825,000	3.000	(c)	02/01/2057	1,208,781
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
6,450,000	4.000	(c)	02/01/2056	5,230,055
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,345,000	5.000		06/01/2050	1,250,309
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
7,375,000	0.000	(f)	06/01/2055	1,428,622
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
145,960,000	0.000	(f)	06/01/2055	27,154,982
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
145,220,000	0.000	(f)	06/01/2055	15,839,523
California Enterprise Development Authority Charter School RB for The Rocklin Academy Project Series 2024 (NR/BB+)
700,000	5.000	(c)	06/01/2054	650,411
1,100,000	5.000	(c)	06/01/2064	996,535
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000	4.000	(c)	06/01/2061	455,628
California Health Facilities Financing Authority RB for Commonspirit Health 2020 A (NR/NR)
195,000	4.000	(g)	04/01/2030	209,067
California Health Facilities Financing Authority RB for Commonspirit Health 2020 A (NR/A-)
5,510,000	4.000		04/01/2049	4,872,676
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
2,525,000	4.000		05/15/2051	2,238,237
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series RB Series 2020A-1 (NR/NR)
900,000	5.000	(c)	01/01/2055	770,067

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Infrastructure and Economic Development Bank Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
$55,150,000	9.500	%(a)(b)(c)	01/01/2065	$50,483,119
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (NR/BB+)
750,000	5.000		07/01/2052	695,497
3,725,000	5.000		07/01/2062	3,358,539
California Municipal Finance Authority Community Facilities District Special Tax Bonds for City of Chula Vista Series 2022 (NR/NR)
2,750,000	5.000		09/01/2052	2,769,494
5,250,000	5.000		09/01/2057	5,274,619
California Municipal Finance Authority Municipal Certificates Series 2025-1 Class B (NR/NR)
1,250,000	3.537	(a)(b)(c)(h)	06/20/2049	772,251
California Municipal Finance Authority RB (California Lutheran University) Series 2018 (Baa2/NR)
225,000	5.000		10/01/2035	231,733
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (Baa1/BBB+)
3,800,000	5.000		02/01/2042	3,816,660
10,000,000	5.000		02/01/2047	10,013,094
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)
1,135,000	5.000	(c)	07/01/2052	982,671
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000		07/01/2051	1,216,318
1,035,000	4.000		07/01/2055	815,130
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
1,090,000	5.000	(c)	10/01/2049	982,354
1,740,000	5.000	(c)	10/01/2054	1,530,452
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (A2/NR)
14,040,000	4.000		12/31/2047	12,063,623
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
7,395,000	5.000		12/31/2043	7,404,103
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB+)
11,425,000	4.000		07/15/2029	11,495,637
California Municipal Finance Authority Student Residence RB Ascent 613 Project Series 2025A (NR/NR)
2,825,000	5.375	(c)	01/01/2055	2,713,822
1,375,000	5.500	(c)	01/01/2060	1,333,947
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
1,325,000	5.000	(c)	07/01/2037	1,326,260
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,355,000	5.000	(c)	07/01/2035	2,540,488
1,730,000	5.000	(c)	07/01/2037	1,837,295
1,750,000	5.000	(c)	07/01/2038	1,845,759
1,200,000	5.000	(c)	11/21/2045	1,223,526

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
$12,660,000	5.000	%(c)	11/21/2045	$12,604,839
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)
1,000,000	5.000	(c)	11/21/2045	1,009,047
California Pollution Control Financing Authority Water Furnishing RR Bonds, Series 2019 (San Diego County Water Authority Desalination Project Pipeline) (Baa3/NR)
550,000	5.000	(c)	07/01/2039	562,034
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,540,000	5.000	(c)	06/15/2050	1,389,672
1,030,000	5.000	(c)	06/15/2055	912,034
California School Finance Authority Charter School RB Envision Education Obligated Group Series 2024A (NR/BB+)
1,620,000	5.000	(c)	06/01/2064	1,401,772
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
4,605,000	6.375	(c)	04/01/2062	4,578,141
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/BBB-)
2,055,000	5.000	(c)	10/01/2052	1,978,652
3,250,000	5.000	(c)	10/01/2061	3,108,900
California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000	4.000	(c)	10/01/2046	1,233,388
California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,235,000	5.500	(c)	07/01/2054	2,249,684
2,200,000	5.625	(c)	07/01/2063	2,211,408
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000	5.250	(c)	07/01/2052	1,010,702
745,000	5.375	(c)	07/01/2056	720,839
1,525,000	5.500	(c)	07/01/2062	1,488,077
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
1,800,000	6.500	(c)	06/01/2062	1,847,667
California School Finance Authority Charter School RB for Orange County Educational Arts Academy Project Series 2023A (NR/NR)
560,000	5.625	(c)	06/01/2043	559,859
700,000	5.875	(c)	06/01/2053	696,366
California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB+)
2,905,000	5.000	(c)	07/01/2052	2,686,264
4,190,000	5.000	(c)	07/01/2061	3,775,392
California School Finance Authority Charter School RB for Valley International Preparatory High School Project Series 2022A (NR/NR)
2,230,000	5.250	(c)	03/01/2062	1,576,386

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 (NR/BB)
$500,000	5.250	%(c)	08/01/2038	$509,635
550,000	5.500	(c)	08/01/2043	555,432
400,000	5.500	(c)	08/01/2047	400,059
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000	5.000	(c)	06/01/2064	1,323,486
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
3,500,000	5.000	(c)	10/01/2050	3,342,703
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
2,770,000	5.000	(c)	07/01/2058	2,393,520
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
600,000	5.000	(c)	06/01/2051	519,290
2,440,000	5.000	(c)	06/01/2061	2,040,213
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000	5.000	(c)	07/01/2045	1,272,722
1,240,000	5.000	(c)	07/01/2055	1,145,515
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
600,000	4.000	(c)	06/01/2041	479,466
700,000	4.000	(c)	06/01/2051	485,060
1,220,000	4.000	(c)	06/01/2061	799,020
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000	5.000	(c)	07/01/2059	2,320,786
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BBB-)
920,000	4.000	(c)	07/01/2045	778,375
California School Finance Authority School Facility Refunding RB for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000	5.250	(c)	07/01/2048	705,386
California Statewide Communities Development Authority (Marin General Hospital) RB Series 2018A (Green Bonds) (NR/BBB)
500,000	5.000		08/01/2038	508,123
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.000		09/01/2053	1,007,231
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
710,000	5.000		09/01/2037	710,554
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000	7.250	(c)	09/01/2050	2,948,264
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
2,650,000	4.000		09/01/2051	2,255,052

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
$4,500,000	5.000%		09/01/2052	$4,531,899
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
575,000	5.000		09/02/2043	582,064
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000		09/02/2039	1,384,762
895,000	5.000		09/02/2044	906,569
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)
375,000	5.000	(c)	06/01/2034	384,569
475,000	5.000	(c)	06/01/2039	476,023
1,340,000	5.000	(c)	06/01/2051	1,236,443
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB)
12,095,000	5.500	(c)	12/01/2058	12,036,715
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
18,325,000	5.250		12/01/2044	18,324,298
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB)
1,600,000	5.000	(c)	12/01/2041	1,600,324
2,080,000	5.000	(c)	12/01/2046	1,964,392
12,530,000	5.250	(c)	12/01/2056	12,062,062
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB)
3,000,000	4.000		08/01/2045	2,586,957
California Statewide Communities Development Authority RB for Marin General Hospital Series 2018A (NR/BBB)
175,000	5.000		08/01/2037	178,538
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000	5.250	(c)	07/01/2039	2,378,267
3,375,000	5.250	(c)	07/01/2049	3,321,647
1,975,000	5.250	(c)	07/01/2052	1,915,615
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)
935,000	5.000	(c)	11/01/2032	952,822
1,875,000	5.000	(c)	11/01/2041	1,842,496
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
21,240,000	5.500		12/01/2054	21,233,503
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000		09/02/2050	1,038,063

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
$2,935,000	5.000%		09/02/2038	$3,012,147
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
1,990,000	4.000		09/02/2051	1,693,403
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
1,525,000	5.250		09/01/2052	1,552,588
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,040,000	5.000		09/02/2048	1,049,415
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
2,960,000	5.000		09/02/2048	2,983,889
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
3,075,000	5.000		05/15/2047	3,087,198
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
1,450,000	5.000		05/15/2040	1,456,089
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
36,600,000	0.000	(f)	06/01/2046	5,898,811
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa3/NR)
7,000,000	0.000	(f)	09/01/2033	5,314,959
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000		09/01/2037	162,448
195,000	3.000		09/01/2038	161,173
205,000	3.000		09/01/2039	164,017
210,000	3.000		09/01/2040	164,129
715,000	3.125		09/01/2044	530,486
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2051	767,275
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)
1,500,000	4.000	(c)	09/01/2051	1,270,676
City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Shoreline (Tax Zone 1) Special Tax Bonds, Series 2023C (NR/NR)
1,345,000	5.750	(c)	09/01/2053	1,407,704
City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Special Tax Bonds, Series 2023B (NR/NR)
1,650,000	5.750	(c)	09/01/2053	1,726,924
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
1,050,000	5.000		09/01/2053	1,058,620

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Beaumont Community Facilities District No. 2016-3 Special Tax Bonds for Sundance Series 2023 (NR/NR)
$900,000	5.000%		09/01/2053	$904,161
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,700,000	5.375		09/01/2052	2,782,766
City of Dublin, Community Facilities District No. 2015-1 (Dublin Crossing) Improvement Area No.5, California Special Tax Bonds, Series 2023 (NR/NR)
1,150,000	5.375		09/01/2051	1,183,996
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
850,000	5.000		09/01/2050	855,684
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000		09/01/2045	3,001,228
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
1,850,000	4.000		05/15/2049	1,661,072
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
450,000	4.125		05/15/2043	426,002
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000	5.250		04/01/2034	1,593,998
3,565,000	5.250		04/01/2039	2,898,023
16,065,000	5.250		04/01/2049	12,841,998
7,135,000	5.250		04/01/2054	5,553,500
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Bonds Series 2024 (NR/NR)
600,000	5.000		09/01/2049	609,627
525,000	5.000		09/01/2053	531,202
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
315,000	3.000		09/01/2031	304,692
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,600,000	4.000		09/02/2037	1,586,943
City of Roseville Special Tax Bonds for Creekview Community Facilities District No. 1 Series 2023 (NR/NR)
1,650,000	5.250		09/01/2053	1,686,559
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
350,000	4.000		09/01/2035	352,482
375,000	4.000		09/01/2040	356,156
425,000	4.000		09/01/2045	380,212
950,000	4.000		09/01/2050	821,002
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000		09/01/2045	424,942
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
700,000	5.000	(c)	09/01/2037	704,082
1,745,000	5.000	(c)	09/01/2047	1,750,824
City of San Francisco Airport Commission International Airport RB Series 2022A (A1/NR)
2,165,000	5.000		05/01/2052	2,192,219

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/AA-)
$2,000,000	5.000%		05/01/2049	$2,010,877
City of San Francisco Improvement Area Community Facilities District Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2046	793,748
City of San Jose, California Airport Revenue Refunding Bonds Series 2017A (A2/A)
4,310,000	5.000		03/01/2047	4,311,497
CMFA Special Finance Agency Essential Housing RB Series 2021A-1 (NR/NR)
4,465,000	3.000	(c)	12/01/2056	2,890,156
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)
5,500,000	3.000	(c)	08/01/2056	3,655,002
Community Facilities District No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
1,600,000	5.000		09/01/2053	1,606,357
Community Facilities District No. 2023-1 of The County of Orange (Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000	5.500		08/15/2053	1,305,638
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000	5.000		09/01/2044	2,603,068
200,000	4.000		09/01/2045	175,655
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000		09/01/2050	477,163
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)
12,855,000	3.000	(c)	12/01/2056	8,967,215
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
10,890,000	3.600	(c)	05/01/2047	8,834,407
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-2 (NR/NR)
6,400,000	3.250	(c)	04/01/2057	4,496,808
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa3/A-)
1,305,000	0.000	(f)	08/01/2027	1,238,499
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/AA-)
1,895,000	4.000		05/15/2051	1,679,688
Department of Airports of The City of Los Angeles LAX Subordinate RB 2022 Series A (Private Activity/AMT) (Aa3/AA-)
2,955,000	4.000		05/15/2049	2,653,226
Department of Airports of The City of Los Angeles, California Los Angeles International Airport Subordinate Revenue and Refunding RB 2025 Series A (Aa3/NR)
6,200,000	5.250		05/15/2050	6,479,562
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa2/NR)
9,375,000	5.000		07/01/2050	9,697,598
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (BAM) (Aa2/AA)
5,500,000	5.000		07/01/2053	5,675,182

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (BAM) (Aa2/AA) – (continued)
$3,625,000	5.000%		07/01/2055	$3,723,836
Dublin Unified School District GO Bonds Election of 2020 Series B (Aa2/AA-)
15,000,000	4.250		08/01/2053	14,698,545
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
445,000	3.125		09/01/2044	328,157
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
1,000,000	4.000		01/15/2046	924,225
El Camino Community College District Capital Appreciation Term Bonds (Aa1/AA+)
6,475,000	0.000	(f)	08/01/2038	4,011,063
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa3/NR)
5,400,000	0.000	(f)	08/01/2032	4,361,724
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (NR/AA)
4,180,000	0.000	(f)	04/01/2029	3,808,475
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000	0.000	(f)	10/01/2032	2,836,239
Foothill/Eastern Transportation Corridor Agency toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A1/AA)
10,000,000	0.000	(f)	01/15/2035	7,401,636
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa1/A)
22,010,000	3.950	(a)	01/15/2053	19,383,740
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
13,230,000	3.850		06/01/2050	12,054,237
Golden State tobacco Securitization Corp. tobacco Settlement Asset Backed Bonds Series 2022A-1 (NR/BBB)
5,375,000	5.000		06/01/2051	5,294,952
Golden State tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)
119,850,000	0.000	(f)	06/01/2066	12,714,455
Improvement Area 3 of The City of Stockton Community Facilities District No. 2018-2 Westlake Villages Ii Special Tax Bonds Series 2024 (NR/NR)
650,000	5.000		09/01/2054	659,397
Improvement Area B of The City of Fillmore Community Facilities District No. 5, Heritage Valley Parks Special Tax Bonds Series 2023 (NR/NR)
3,500,000	5.000		09/01/2053	3,532,172
Improvement Area No. 1 of California Municipal Finance Authority Community Facilities District No. 2023-5 Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.500		09/01/2048	1,051,696
1,000,000	5.625		09/01/2053	1,046,514
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
112,360,000	0.000	(f)	06/01/2036	53,438,821

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Inland Empire tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)
$51,235,000	0.000	%(f)	06/01/2047	$8,796,937
Inland Empire tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)
290,580,000	0.000	(f)	06/01/2057	20,195,717
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
4,600,000	5.000		03/01/2057	4,610,754
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000	3.000		08/01/2046	2,859,344
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)
49,925,000	0.000	(f)	08/01/2050	15,428,348
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
2,125,000	3.000		12/01/2050	1,569,605
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa2/NR)
3,760,000	0.000	(f)	08/01/2035	2,687,819
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000	6.500		11/01/2039	15,866,696
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000	6.500		11/01/2039	3,675,683
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
7,430,000	6.125		11/01/2029	7,860,178
20,315,000	6.500		11/01/2039	24,890,496
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa2/AA)
1,105,000	0.000	(f)	08/01/2026	1,083,052
5,550,000	0.000	(f)	08/01/2030	4,923,682
7,855,000	0.000	(f)	08/01/2032	6,531,111
7,000,000	0.000	(f)	08/01/2034	5,341,345
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
1,000,000	5.250		08/15/2045	1,000,137
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000	7.000		08/01/2038	11,990,606
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000	0.000	(f)	08/01/2040	717,342
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
750,000	3.000		09/01/2034	706,012
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000		09/01/2049	403,465
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
4,000,000	4.000		08/01/2052	3,687,401
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)
6,200,000	0.000	(f)	08/01/2036	3,968,700

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
$2,775,000	5.250%		09/01/2047	$2,824,216
3,875,000	5.000		09/01/2052	3,803,244
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000	5.750		09/01/2052	414,803
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A+)
2,220,000	0.000	(f)	10/01/2033	1,704,093
2,220,000	0.000	(f)	10/01/2035	1,554,874
1,840,000	0.000	(f)	10/01/2037	1,150,493
5,000,000	0.000	(f)	10/01/2038	2,939,837
8,425,000	0.000	(f)	10/01/2039	4,677,672
13,395,000	0.000	(f)	10/01/2040	6,994,068
7,275,000	0.000	(f)	10/01/2041	3,565,381
6,100,000	0.000	(f)	10/01/2042	2,820,267
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
1,755,000	5.000		07/01/2046	1,777,613
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A1/NR)
1,080,000	5.000		07/01/2051	1,089,965
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
10,000,000	0.000	(f)	07/01/2030	8,812,452
3,305,000	0.000	(f)	07/01/2031	2,816,332
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
1,370,000	4.000		08/01/2032	1,272,816
1,560,000	4.000		08/01/2033	1,424,259
1,680,000	4.000		08/01/2034	1,506,999
1,810,000	4.000		08/01/2035	1,589,464
1,945,000	4.000		08/01/2036	1,672,548
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000		07/01/2042	2,002,855
Silicon Valley tobacco Securitization Authority tobacco Settlement ABS Series 2007D (NR/NR)
27,250,000	0.000	(f)	06/01/2056	2,401,818
Silicon Valley tobacco Securitization Authority tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)
91,400,000	0.000	(f)	06/01/2056	8,798,950
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-1 (Aa2/NR)
4,500,000	5.000		07/01/2053	4,631,662
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,750,000	4.000		09/01/2050	4,123,403
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
9,510,000	0.000	(f)	06/01/2054	1,925,398

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (Tax-Exempt) (NR/NR)
$1,000,000	5.000%		10/01/2045	$1,000,270
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,110,000	5.000		10/01/2049	1,090,571
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
780,000	4.625		09/01/2049	742,161
2,425,000	5.000		09/01/2054	2,445,683
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000	0.000	(f)	08/01/2034	6,379,092
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)
19,135,000	0.000	(h)	08/01/2042	16,034,242

				1,003,460,422

Colorado - 4.4%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,570,000	4.700		12/01/2047	1,421,369
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
586,000	5.000		12/01/2037	581,459
613,000	5.125		12/01/2047	592,110
Arista Metropolitan District In The City and County of Broomfield, Colorado Subordinate Limited Tax GO and Special RR and Improvement Bonds Series 2023B (NR/NR)
2,260,000	8.250		12/15/2039	2,277,064
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750		12/15/2050	4,020,340
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)
4,000,000	4.875	(c)	12/01/2051	3,488,136
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750		12/01/2051	4,453,850
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Subordinate Special RB Series 2024B (NR/NR)
3,000,000	6.750		12/15/2054	3,040,630
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500		12/15/2050	6,035,681
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,930,000	0.000	(c)(h)	12/01/2049	1,964,024
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000	4.000		12/01/2049	19,361,532
Brighton Crossing Metropolitan District No. 6 Limited Tax GO Bonds Series 2020A(3) (NR/NR)
3,835,000	5.000		12/01/2050	3,599,860

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
$2,250,000	5.375%		12/01/2048	$2,180,162
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000	3.750		12/01/2040	9,089,203
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000		12/01/2051	2,138,766
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000		12/01/2050	3,392,103
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000		12/01/2051	8,542,447
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350		12/01/2050	2,399,839
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
7,000,000	4.000		12/01/2043	6,366,624
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
2,200,000	6.000	(c)	12/01/2053	2,083,626
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/NR)
1,825,000	6.000		12/01/2051	1,838,794
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AGM) (A1/AA)
7,500,000	5.250		12/01/2049	7,967,780
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
2,075,000	4.000		10/01/2061	1,576,152
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000		05/01/2051	387,448
1,000,000	4.000		05/01/2061	778,288
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)
900,000	5.000	(c)	02/01/2051	790,920
2,335,000	5.000	(c)	02/01/2061	1,982,885
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
6,000,000	5.000	(c)	10/01/2059	5,261,624
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
1,580,000	5.000		09/01/2057	1,507,251
1,955,000	5.000		09/01/2062	1,845,115
Colorado Educational and Cultural Facilities Authority Charter School RB for Mountain Phoenix Community School Project Series 2023 (NR/NR)
4,355,000	6.250	(c)	07/01/2053	3,882,564

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational and Cultural Facilities Authority Charter School RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
$6,140,000	5.000	%(c)	10/01/2049	$5,587,631
Colorado Educational and Cultural Facilities Authority Cultural Facilities RB The Stanley Project Senior Lien, Series 2025A-1 (NR/NR)
5,515,000	6.875	(c)	02/01/2059	5,725,380
Colorado Educational and Cultural Facilities Authority Cultural Facilities RB The Stanley Project Subordinate Lien Series 2025B (NR/NR)
2,750,000	8.500	(c)	02/01/2059	2,974,454
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools Inc. Series 2024A (NR/BB)
3,500,000	5.800	(c)	04/01/2054	3,427,745
2,050,000	5.750	(c)	04/01/2059	1,974,493
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,245,000	6.000		07/01/2036	3,154,887
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
2,055,000	6.000		07/01/2031	2,001,845
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
2,500,000	5.250		11/01/2052	2,559,360
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
1,000,000	5.250		12/01/2054	1,022,921
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200	5.000	(a)	07/01/2057	25,322,998
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000		01/01/2042	815,454
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
4,935,000	3.250		08/01/2049	3,738,012
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
900,000	5.000		12/31/2051	883,029
9,680,000	5.000		12/31/2056	9,464,086
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	*	12/01/2047	2,383,988
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250		12/01/2051	746,596
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,753,000	5.000		12/01/2049	1,625,212
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000	5.000		12/01/2039	6,512,751
1,750,000	5.000		12/01/2043	1,624,179
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875		12/01/2051	2,820,378

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Copperleaf Metropolitan District No. 5 Arapahoe County Colorado GO Refunding Bonds Series 2025A (NR/NR)
$1,050,000	6.250%		12/01/2045	$1,046,284
1,300,000	6.500		12/01/2055	1,294,673
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR/NR)
725,000	6.000		12/15/2041	731,884
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125		12/01/2037	991,857
2,100,000	5.250		12/01/2047	1,997,018
Cottonwood Creek Metropolitan District No. 5 In The City of Aurora Arapahoe County Colorado Limited Tax GO Convertible Capital Appreciation Bonds Series 2025 (NR/NR)
4,500,000	0.000	(c)(h)	12/01/2055	3,346,828
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,261,000	5.000		12/01/2049	2,862,176
Crowfoot Valley Ranch Metropolitan District No. 2 Subordinate Limited Tax GO Refunding Bonds Series 2024B (NR/NR)
2,250,000	6.125		12/15/2054	2,164,903
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/BB+)
22,850,000	5.000		10/01/2032	22,856,327
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000		12/01/2030	676,073
2,500,000	5.000		12/01/2032	2,534,511
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
325,000	5.000		12/01/2031	329,950
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000	4.000		12/01/2038	1,723,375
1,690,000	5.000		12/01/2048	1,688,254
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
4,000,000	5.000	(c)	12/01/2034	4,078,572
7,300,000	4.000	(c)	12/01/2035	7,199,484
7,300,000	4.000	(c)	12/01/2036	7,106,919
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000	5.000		12/01/2030	444,789
950,000	4.000		12/01/2040	871,836
Denver Health and Hospital Authority, Colorado Healthcare RB, Series 2025A (NR/BBB)
1,500,000	5.125		12/01/2050	1,512,421
2,500,000	6.000		12/01/2055	2,677,250
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,695,000	5.000		06/01/2049	3,480,863
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A1/A+)
3,000,000	0.000	(f)	09/01/2039	1,499,688
E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/A+)
4,120,000	0.000	(f)	09/01/2034	3,049,445
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000	0.000	(f)	09/01/2040	10,635,708

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
$1,600,000	5.000%		12/01/2051	$1,461,414
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,950,000	5.550	(c)	12/01/2047	2,973,483
Four Corners Business Improvement District LT Supported RB Series 2022 (NR/NR)
2,500,000	6.000		12/01/2052	2,507,109
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250		12/01/2051	1,894,668
Granary Metropolitan District No. 9 Special Improvement District No. 1 Special Assessment RB Series 2024 (NR/NR)
2,775,000	5.450	(c)	12/01/2044	2,731,354
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,430,000	5.125		12/01/2051	1,260,673
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,140,000	4.625	(c)	12/01/2045	953,372
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,680,000	4.000		12/01/2047	3,361,188
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000		12/01/2051	490,516
Independence Metropolitan District No. 3 Limited Tax GO and Special Revenue Refunding and Improvement Senior Bonds Series 2024A (NR/NR)
4,000,000	5.375		12/01/2054	3,926,375
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250		12/01/2051	925,769
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (B1/NR)
580,000	4.125		12/01/2040	529,715
900,000	4.375		12/01/2047	806,225
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000		12/01/2051	836,307
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
12,172,000	4.250		12/01/2046	10,502,014
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000		12/01/2050	1,764,314
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000	0.000	(h)	12/01/2050	7,421,311
Kremmling Memorial Hospital District Certificates of Participation Series 2024 (NR/NR)
11,000,000	6.625	(c)	12/01/2056	10,597,744
Ledge Rock Center Residential Metropolitan District No. 1 in The Town of Johnstown Weld County Colorado LT GO Bonds Series 2024A (NR/NR)
3,550,000	6.375		12/01/2054	3,527,790
Lochbuie Station Residential Metropolitan District Subordinate GO Limited Tax Bonds Series 2024B (NR/NR)
535,000	6.250		12/15/2044	539,539

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Loretto Heights Community Authority RB Series 2021 (NR/NR)
$4,500,000	4.875%		12/01/2051	$3,488,976
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
524,000	4.875		12/01/2040	524,703
750,000	5.125		12/01/2050	721,734
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
2,925,000	6.750		12/01/2052	2,947,267
Mineral Business Improvement District Limited Tax GO and Special RB Series 2024A (NR/NR)
1,600,000	5.750	(c)	12/01/2054	1,594,944
Mineral Business Improvement District Subordinate Limited Tax GO and Special RB Series 2024B (NR/NR)
420,000	8.500	(c)	12/15/2054	422,163
Mirabelle Metropolitan District No. 2 Douglas County Colorado Subordinate Limited Tax GO Refunding and Improvement Bonds Series 2025B (NR/NR)
1,500,000	6.125		12/15/2049	1,485,233
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000		12/01/2051	2,280,029
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
978,000	5.000		12/01/2049	912,863
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000		12/01/2051	2,700,674
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,550,000	7.000		12/01/2052	2,596,952
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000		12/01/2051	11,118,607
Murphy Creek Metropolitan District GO LT Bonds Series 2022A (NR/NR)
2,140,000	6.000		12/01/2052	1,988,456
Newlin Crossing Metropolitan District Limited Tax Convertible to UT GO Bonds Series 2024A (NR/NR)
645,000	5.375	(c)	12/01/2054	621,350
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
1,140,000	5.000		12/01/2051	1,040,788
Nine Mile Metropolitan District In The Town of Erie Boulder County RB Series 2020 (NR/NR)
6,760,000	5.125		12/01/2040	6,769,553
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500		12/01/2048	1,247,604
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
2,785,000	5.625		12/01/2037	2,784,841
7,855,000	5.750		12/01/2047	7,796,254
North Range Metropolitan District Subordinate LT GO Special RB Series 2017B (NR/NR)
1,091,000	7.750		12/15/2047	1,091,234
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
225,000	4.000		12/01/2031	230,163

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-) – (continued)
$125,000	4.000%		12/01/2032	$127,019
340,000	4.000		12/01/2033	343,164
190,000	4.000		12/01/2034	190,944
550,000	4.000		12/01/2036	545,509
215,000	4.000		12/01/2038	206,090
Palisade Metropolitan District No. 2 Colorado Subordinate Convertible Capital Appreciation GO Limited Tax and Revenue Refunding Bonds Series 2024B (NR/NR)
3,000,000	0.000	(c)(h)	12/15/2054	2,796,671
Parkdale Community Authority (In The Town of Erie, Colorado) Subordinate Limited Tax Supported District No. 1 Revenue Refunding Bonds, Series 2025B (NR/NR)
3,420,000	7.000		12/15/2044	3,444,911
1,625,000	5.875		12/01/2045	1,683,080
Parkdale Community Authority Limited Tax Supported Convertible Capital Appreciation RB Series 2024A (NR/NR)
5,170,000	0.000	(c)(h)	12/01/2053	4,349,602
Parkdale Community Authority Subordinate Limited Tax Supported RB Series 2024B (NR/NR)
1,392,000	9.000	(c)	12/15/2053	1,395,824
Parterre Metropolitan District No. 5 (In The City of Thornton) Adams County Colorado GO Limited Tax Bonds, Series 2025A (NR/NR)
1,750,000	6.125		12/01/2055	1,821,910
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
991,000	4.300		12/01/2050	828,720
Pinery Commercial Metropolitan District No. 2 Douglas County Colorado Special RB Series 2025 (NR/NR)
2,700,000	5.750		12/01/2054	2,680,165
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000		12/01/2050	1,092,820
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)
1,000,000	5.000	(c)	12/01/2040	999,995
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000		12/01/2051	4,760,105
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported District Improvements RB Series 2024B (NR/NR)
1,000,000	5.875		12/15/2046	1,042,460
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported Primary Improvements RB Series 2024A (NR/NR)
1,600,000	5.875		12/15/2046	1,667,936
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)
6,500,000	5.000	(c)	12/15/2041	6,487,140
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
725,000	4.875		12/15/2044	679,311
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)
25,965,000	4.750	(c)	12/01/2045	24,251,245

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)
$150,000	0.000	%(c)(f)	12/01/2025	$148,722
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,750,000	4.000		12/01/2051	1,419,316
Redtail Ridge Metropolitan District City of Louisville Boulder County Colorado GO Limited Tax Capital Appreciation Turbo Bonds Series 2025 (NR/NR)
4,500,000	0.000	(f)	12/01/2032	2,767,380
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,109,201	3.625		12/01/2044	1,517,337
Ritoro Metropolitan District in the Town of Elizabeth Colorado Subordinate GO Limited Tax Refunding Bonds Series 2025B (NR/NR)
657,000	6.250		12/15/2057	659,741
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000		12/01/2051	433,799
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250		12/01/2051	4,471,920
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,053,000	5.000	(c)	12/01/2050	1,007,881
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000		12/01/2039	3,352,766
5,695,000	5.000		12/01/2049	5,230,241
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250		12/01/2051	8,770,963
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
2,200,000	5.000	(c)	12/01/2040	2,153,245
1,625,000	5.125	(c)	12/01/2050	1,542,349
Sky Dance Metropolitan District No. 2 GO Limited Tax Convertible To UT Bonds Series 2024A (NR/NR)
2,000,000	6.000		12/01/2054	2,018,112
Sky Ranch Community Authority Board LT Support District Bonds Series 2022A (NR/NR)
4,345,000	5.750		12/01/2052	4,374,098
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
750,000	4.000		12/01/2044	692,122
2,210,000	3.000		12/01/2049	1,691,510
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000		12/15/2048	1,873,643
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	410,139
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
1,750,000	5.000		12/01/2047	1,664,435
Stc Metropolitan District No. 2 in The Town of Superior Boulder County, Colorado Limited Tax GO and Special Revenue Refunding Second Lien Bonds, Series 2025A-2 (NR/NR)
7,250,000	6.250	(c)	12/01/2055	7,363,625

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A2/NR)
$650,000	5.000%		12/01/2039	$662,445
Sterling Ranch Community Authority Board Douglas County Colorado LT Supported and Special Revenue District No. 4 Subdistrict - A Refunding Senior Bonds Series 2024A (NR/NR)
1,000,000	6.500		12/01/2054	1,027,485
Sterling Ranch Community Authority Board Douglas County Colorado Special Improvement District No. 1 Special Assessment RB Series 2024 (NR/NR)
800,000	5.625		12/01/2043	808,704
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
705,000	7.125		12/15/2050	704,913
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250		12/01/2050	2,236,339
Sunset Parks Metropolitan District Limited Tax GO Bonds Series 2024A (NR/NR)
910,000	5.125	(c)	12/01/2054	865,461
647,000	7.625	(c)	12/15/2054	653,845
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000		12/01/2050	8,186,702
The Canyons Metropolitan District No. 5 in The City of Castle Pines Subordinate Limited Tax GO and Special Revenue Refunding Bonds Series 2024B (NR/NR)
2,000,000	6.500		12/15/2054	2,009,268
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000		12/01/2040	1,111,028
1,750,000	5.000		12/01/2049	1,742,360
The Village Metropolitan District In The Town of Avon Colorado Special Revenue and Limited Property Tax Improvement Bonds Series 2025A (NR/NR)
2,455,000	5.750		12/01/2055	2,440,718
Timberleaf Metropolitan District in The City of Thornton Adams County, Colorado Subordinate GO Limited Tax Bonds, Series 2025B (NR/NR)
850,000	7.875		12/15/2055	857,906
Trails at Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado Subordinate GO Limited Tax Refunding Bonds Series 2024B (NR/NR)
725,000	6.875		12/15/2052	731,664
Trevenna Metropolitan District in The Town of Windsor Limited Tax GO Bonds Series 2024A (NR/NR)
2,025,000	5.750		12/01/2054	1,936,214
Trevenna Metropolitan District In The Town of Windsor Subordinate Limited Tax GO Bonds Series 2024B(3) (NR/NR)
627,000	8.250		12/15/2049	629,829
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
500,000	4.375		12/01/2044	478,737
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000		12/01/2040	575,478
1,020,000	5.000		12/01/2050	916,318

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Waterview North Metropolitan District No. 1 El Paso County Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
$3,150,000	5.750	%(c)	12/01/2054	$3,007,755
Waterview North Metropolitan District No. 1 El Paso County, Colorado Limited Tax GO Bonds Subordinate Limited Tax GO Series 2024B (NR/NR)
782,000	8.000	(c)	12/15/2054	783,645
Weems Neighborhood Metropolitan District in The City of Lafayette Boulder County Colorado GO Bonds Series 2025A & 2025B (NR/NR)
1,000,000	5.875		12/01/2055	1,015,594
West Meadow Metropolitan District town of Fraser, Grand County, Colorado Limited Tax GO Senior Bonds Series 2023A (NR/NR)
2,250,000	6.500	(c)	12/01/2050	2,297,748
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)
1,000,000	0.000	(h)	12/01/2050	934,650
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000		12/15/2050	4,261,860
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)
950,000	5.000	(c)	12/01/2050	846,514
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
93,000	7.750		12/15/2050	93,418
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500		12/01/2047	1,525,253
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)
2,184,000	5.125	(c)	12/01/2050	1,903,071
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,728,000	6.250		12/15/2040	1,707,181

				561,299,469

Connecticut - 0.6%
City of New Haven CT GO Bonds Series 2018 (NR/A-)
310,000	5.500		08/01/2038	322,061
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000	5.500		08/01/2034	951,158
500,000	5.500		08/01/2035	526,119
420,000	5.500		08/01/2036	440,267
500,000	5.500		08/01/2037	522,176
Connecticut Airport Authority Customer Facility Charge RB for Ground Transportation Center Project Series 2019A (NR/A)
1,750,000	4.000		07/01/2049	1,516,624
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000	5.000	(c)	01/01/2045	991,856
3,065,000	5.000	(c)	01/01/2055	2,469,356
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BB+)
1,045,000	4.000		07/01/2039	880,361
3,500,000	4.000		07/01/2044	2,739,857
5,325,000	4.000		07/01/2049	3,948,198

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
$2,500,000	4.750	%(c)	10/01/2048	$2,321,143
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
28,100,000	7.000	(c)	02/01/2045	28,323,979
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000	5.375		07/01/2052	2,204,987
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
4,600,000	5.375		07/01/2054	4,414,401
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 (NR/NR)
3,865,000	6.000	(c)	04/01/2052	4,079,753
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000	5.625	(c)	04/01/2044	953,994
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000	4.000	(c)	04/01/2051	1,692,150
The Housing Authority of the City of Stamford RB Mozaic Concierge Living Project RB Series 2025A (NR/NR)
750,000	5.500		10/01/2035	777,059
1,825,000	6.000		10/01/2040	1,881,760
1,450,000	6.375		10/01/2045	1,476,335
2,275,000	6.500		10/01/2055	2,301,451
1,650,000	6.250		10/01/2060	1,622,703
Town of Hamden RB for Whitney Center Project Series 2022A (NR/NR)
6,925,000	7.000		01/01/2053	7,268,328

				74,626,076

Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
1,075,000	4.000		06/01/2052	803,159
1,125,000	4.000		06/01/2057	815,497
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
1,865,000	5.000		11/15/2048	1,824,204
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000	4.000		07/01/2043	2,934,204
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000		08/01/2049	795,684
835,000	5.000		08/01/2054	765,883
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000	5.000		09/01/2050	1,866,089
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
4,765,000	4.000		07/01/2035	4,707,664

				14,512,384

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia - 1.1%
District Columbia Tobacco Settlement Filing Corp / Tobacco Asset Backed Bds 2006 A (NR/NR)
$135,095,000	0.000	%(f)	06/15/2046	$30,796,945
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000	4.000		10/01/2051	4,380,545
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds Series 2024B (NR/NR)
3,675,000	0.000	(c)(h)	06/01/2049	2,205,776
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodal RB Daily Rate Period Subseries 2025C-2 (Aa2/AA+/A-1)
27,815,000	3.700	(a)(b)	10/01/2060	27,815,000
Metropolitan Washington Airports Authority Dulles toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500		10/01/2044	39,172,143
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
3,000,000	3.000		10/01/2050	2,157,300
3,170,000	4.000		10/01/2053	2,811,995
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
1,115,000	4.000		10/01/2053	949,003
Metropolitan Washington Airports Authority Dulles toll Road Revenue Refunding Bonds for Dulles Metrorail & Capital Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000	4.000		10/01/2052	5,500,846
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB Series 2025A (NR/AA)
17,500,000	5.250		07/15/2055	18,447,163

				134,236,716

Florida - 14.3%
Abbott Square Community Development District City of Zephyrhills, Florida Special Assessment Bonds Series 2025 (NR/BBB)
1,190,000	5.625		05/01/2055	1,214,047
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,560,000	4.750		05/01/2036	3,600,624
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
610,000	5.000		05/01/2039	616,475
1,015,000	5.100		05/01/2049	1,000,744
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625		05/01/2040	1,344,676
1,775,000	4.000		05/01/2051	1,463,045
Anabelle Sandridge Community Development District Clay County Florida Special Assessment RB, Series 2025 (NR/NR)
1,830,000	6.125		05/01/2055	1,857,796
Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.600		05/01/2044	906,057
1,295,000	5.875		05/01/2054	1,305,418

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
$1,125,000	5.400%		05/01/2043	$1,152,331
2,050,000	5.625		05/01/2053	2,102,165
Arbors Community Development District Capital Improvement RB Series 2024 (NR/NR)
900,000	5.150	(c)	05/01/2044	894,659
1,365,000	5.500	(c)	05/01/2055	1,362,109
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
6,695,000	3.700		05/01/2036	6,724,785
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
440,000	4.625		05/01/2028	446,867
1,765,000	5.000		05/01/2036	1,794,365
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
2,830,000	6.900		05/01/2036	2,831,973
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
390,000	6.900		05/01/2036	390,211
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
495,000	4.000		11/01/2040	449,453
3,130,000	4.000		11/01/2050	2,570,225
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
1,845,000	5.100	(c)	05/01/2039	1,871,214
3,080,000	5.200	(c)	05/01/2049	3,081,476
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)
515,000	3.125	(c)	05/01/2041	408,748
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
1,715,000	5.700		05/01/2054	1,738,823
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
500,000	3.200	(c)	05/01/2041	405,081
Astonia Community Development District Special Assessment for Assessment Area Three Series 2023 Project Series 2023 (NR/NR)
1,045,000	5.375		06/15/2053	1,054,093
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000	3.200	(c)	05/01/2041	636,000
Aurora Oaks Community Development District Marion County, Florida Special Assessment Bonds, Series 2024 Assessment Area One Project (NR/NR)
1,025,000	5.625		05/01/2055	980,997
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375		11/01/2049	585,141

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
$740,000	5.750%		05/01/2048	$759,515
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375		05/01/2041	206,770
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,780,000	6.000		05/01/2048	1,852,634
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125		05/01/2041	535,015
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
775,000	5.625		05/01/2052	790,421
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	(c)	05/01/2040	522,676
Avenir Community Development District City of Palm Beach Gardens Florida Senior Special Assessment Bonds Series 2021A-1 (NR/NR)
3,730,000	3.400		05/01/2052	2,750,178
Avenir Community Development District Special Assessment Bonds for Assessment Area Two - 2021B Project Series 2021B (NR/NR)
3,000,000	5.000	(c)	05/01/2041	3,027,877
Avenir Community Development District Special Assessment Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,190,000	5.250		05/01/2029	1,213,145
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,170,000	5.375		05/01/2043	1,182,623
4,845,000	5.625		05/01/2054	4,889,641
Aviary at Rutland Ranch Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,250,000	6.000		05/01/2055	1,283,767
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
900,000	4.500	(c)	06/01/2039	872,829
1,630,000	4.625	(c)	06/01/2049	1,489,513
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
320,000	4.750		11/01/2026	320,291
700,000	5.000		11/01/2031	700,735
5,975,000	5.250		11/01/2046	5,975,217
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
6,000,000	5.000		05/01/2042	6,000,871
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
955,000	5.000		11/01/2036	972,234
1,055,000	5.000		11/01/2048	1,026,565

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
$705,000	3.500	%(c)	05/01/2041	$607,768
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A)
1,250,000	4.250		05/01/2029	1,251,107
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
885,000	5.000		05/01/2035	885,542
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
970,000	4.000		05/01/2037	947,410
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
2,810,000	4.250		05/01/2037	2,808,270
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)
1,200,000	6.375	(c)	11/01/2049	1,232,733
Bella Tara Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
2,285,000	6.125		05/01/2056	2,341,228
1,490,000	6.500		05/01/2056	1,525,456
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
245,000	6.000		11/01/2027	252,259
2,965,000	6.500		11/01/2043	3,095,244
1,490,000	4.125		11/01/2046	1,253,216
Bellehaven Community Development Special Assessment Bonds Series 2025 (NR/NR)
2,100,000	6.050		05/01/2055	2,143,674
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000		05/01/2040	1,010,908
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
655,000	6.125		11/01/2033	707,211
1,000,000	6.500		11/01/2043	1,082,936
Belmont II Community Development District Special Assessment RB Series 2020 (NR/NR)
1,495,000	4.000		12/15/2050	1,257,644
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,280,000	3.625		12/15/2040	1,177,919
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625		05/01/2041	1,029,331
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
825,000	5.000		05/01/2044	793,120
925,000	5.350		05/01/2054	882,798
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,525,000	5.750		05/01/2053	1,550,790
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
1,680,000	4.700		05/01/2036	1,682,706

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR) – (continued)
$3,200,000	4.875%		05/01/2047	$3,049,782
Biscayne Drive Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
890,000	6.000		06/15/2052	914,891
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750		06/15/2040	286,174
950,000	4.000		06/15/2050	785,969
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.250		06/15/2039	944,393
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500		05/01/2041	974,716
1,355,000	4.000		05/01/2051	1,100,475
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625		05/01/2040	480,327
Bradbury Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,800,000	5.250		05/01/2043	1,811,072
2,250,000	5.500		05/01/2053	2,254,908
Bridgewalk Community Development District (Osceola County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two Project) (NR/NR)
675,000	6.500		12/15/2053	708,113
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
5,280,000	5.750		05/01/2035	5,446,788
Brightwater Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
650,000	5.350	(c)	05/01/2044	649,224
1,325,000	5.625	(c)	05/01/2055	1,323,175
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
935,000	3.150		05/01/2041	748,083
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,000,000	5.500		05/01/2042	1,016,127
1,500,000	5.625		05/01/2052	1,512,422
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
900,000	5.625		05/01/2042	921,383
1,305,000	5.750		05/01/2052	1,316,736
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
475,000	5.600		05/01/2044	472,815
1,345,000	5.875		05/01/2054	1,332,224
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	5.500		05/01/2052	1,063,885

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Buena Lago Community Development District Osceola County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
$900,000	5.550%		05/01/2054	$883,003
Cabot Citrus Farms Community Development District Special RB Anticipation Notes for Hernando County Project Series 2024 (NR/NR)
7,500,000	5.250		03/01/2029	7,581,116
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000		12/15/2039	917,500
1,350,000	4.000		12/15/2049	1,113,690
Capital Projects Finance Authority Educational Facilities RB Imagine School at North Port Project (NR/NR)
13,170,000	6.500	(c)	06/15/2055	13,235,135
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000	6.500	(c)	06/15/2054	177,491
445,000	6.625	(c)	06/15/2059	453,730
Capital Projects Finance Authority Student Housing RB for PRG - Unionwest Properties LLC Project Senior Series 2024A-1 (Tax-Exempt) (Ba1/NR)
3,550,000	5.000	(c)	06/01/2049	3,309,319
4,375,000	5.000	(c)	06/01/2054	4,005,062
4,225,000	5.000	(c)	06/01/2058	3,829,811
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
45,905,000	5.250	(c)	12/01/2058	43,567,210
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
595,000	4.000	(c)	07/01/2056	440,328
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
3,030,000	5.000	(c)	06/01/2056	2,549,182
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (B2/NR)
1,155,000	5.000	(c)	12/15/2049	978,718
1,075,000	5.000	(c)	12/15/2054	888,271
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
2,025,000	5.250	(c)	12/01/2043	2,000,339
Capital Trust Authority Educational Facilities Lease RB Seaside Community Charter School Project Series A (Baa3/NR)
1,220,000	5.000		06/15/2044	1,179,999
1,385,000	5.125		06/15/2059	1,305,543
Capital Trust Authority Educational Facilities RB Academir Charter Schools, Inc. Project Series 2025A (Ba2/NR)
5,000,000	6.500	(c)	07/01/2055	5,034,448
22,365,000	6.625	(c)	07/01/2065	22,507,031
Capital Trust Authority Educational Facilities RB Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project, Series 2025A (NR/BB)
1,150,000	5.250	(c)	07/01/2050	1,114,740
1,300,000	5.250	(c)	07/01/2055	1,240,483
Capital Trust Authority Educational Facilities RB The Learning Center Project Series 2025 (NR/NR)
9,400,000	6.750	(c)	06/15/2065	9,300,610

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Authority Educational Facilities Revenue and Revenue Refunding Bonds St. Johns Classical Academy Inc. Project Series 2025A (Ba2/NR)
$500,000	5.125	%(c)	06/15/2050	$452,671
1,000,000	5.250	(c)	06/15/2059	900,355
Capital Trust Authority Educational Facilities Revenue Refunding Bonds for Southeastern University, Inc. Project Series 2023A (NR/BB)
4,470,000	6.375	(c)	05/01/2053	4,512,537
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/BB)
4,775,000	6.250	(c)	05/01/2048	4,829,310
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
10,125,000	12.000	(c)	10/03/2029	11,567,335
Capital Trust Authority Tax-Exempt RB for MVM Landfill, LLC Project Series 2024A (NR/NR)
3,650,000	6.875	(c)	12/01/2044	3,590,378
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
495,000	5.125		05/01/2038	501,556
1,000,000	5.250		05/01/2049	1,001,536
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
900,000	5.625		05/01/2054	888,727
Center Lake Ranch West Community Development District (City of St. Cloud, Florida) Capital Improvement RB, Series 2023 (Assessment Area One) (NR/NR)
2,275,000	6.000		05/01/2054	2,338,706
Central Parc Community Development District City of North Port Florida Special Assessment RB Series 2024 (NR/NR)
650,000	5.700		05/01/2044	649,240
650,000	6.000		05/01/2054	651,512
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
200,000	4.125		12/15/2027	201,029
500,000	4.500		12/15/2032	502,997
975,000	4.700		12/15/2037	975,636
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A+)
1,705,000	4.500		11/01/2031	1,706,665
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
625,000	3.750		05/01/2040	546,942
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350		05/01/2041	652,280
Chaparral of Palm Bay Community Development District Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000	5.200		05/01/2044	883,165
2,090,000	5.500		05/01/2055	2,049,717
Chapel Creek Community Development District (Pasco County, Florida) / Special Assessment Bonds, Series 2024 (Series 2024 Project) (NR/NR)
265,000	4.625		05/01/2031	270,994
750,000	5.500		05/01/2044	755,070
1,055,000	5.750		05/01/2054	1,056,777

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
$450,000	3.375	%(c)	05/01/2041	$373,048
655,000	4.000	(c)	05/01/2052	531,703
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
1,605,000	3.700	(c)	05/01/2040	1,400,845
2,815,000	4.000	(c)	05/01/2051	2,272,809
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,505,000	4.375		05/01/2050	1,358,528
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,050,000	4.000		05/01/2052	877,171
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000	5.500	(c)	10/01/2036	700,675
Charlotte County Industrial Development Authority Utility System RB for town & Country Utilities Project Series 2019 (NR/NR)
5,900,000	5.000	(c)	10/01/2049	5,698,487
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
975,000	5.250		06/01/2052	976,156
1,750,000	5.375		06/01/2057	1,760,226
1,375,000	5.625		06/01/2062	1,396,534
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000		01/01/2037	480,368
1,725,000	5.000		01/01/2047	1,565,319
1,615,000	5.000		01/01/2052	1,424,231
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024A Tax- Exempt Fixed Rate Bonds (NR/NR)
900,000	5.500	(c)	01/01/2055	860,770
1,825,000	5.625	(c)	01/01/2060	1,767,358
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/AA)
25,620,000	0.000	(h)	05/01/2046	24,643,227
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)
500,000	4.750	(c)	06/15/2039	497,076
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
895,000	5.750		05/01/2052	919,967
Collier County Educational Facilities Authority Revenue Refunding Bonds for Ave Maria University Project Series 2023 (NR/BBB-)
4,165,000	5.000		06/01/2043	3,880,650
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
1,490,000	3.625		05/01/2035	1,469,511
1,750,000	3.750		05/01/2046	1,465,871
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000	5.850	*	05/01/2035	33

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
$3,980,000	5.000	%*	05/01/2011	$40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
915,000	5.850	*	05/01/2035	772,592
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931	0.000	(f)*	05/01/2017	1,322,969
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,035,000	5.375		06/15/2053	2,052,707
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
525,000	5.150		05/01/2044	520,034
Cope’s Landing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,675,000	5.875		05/01/2053	1,748,433
Cope’s Landing Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,200,000	5.450		05/01/2054	1,187,241
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
270,000	4.000	(c)	11/01/2029	271,944
500,000	4.750	(c)	11/01/2038	498,258
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
420,000	4.000		12/15/2039	386,572
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
495,000	5.625		05/01/2052	499,099
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000	5.550		05/01/2054	1,504,797
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
2,220,000	5.450		05/01/2044	2,238,078
1,645,000	5.750		05/01/2054	1,651,089
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000		05/01/2040	496,668
Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000	5.500		11/01/2044	1,184,227
1,000,000	5.750		11/01/2053	1,011,293
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,600,000	5.300		05/01/2053	1,580,807
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
2,175,000	5.125	(c)	11/01/2050	2,037,575
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
782,000	4.000		05/01/2031	786,936
1,407,000	4.250		05/01/2038	1,370,484

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
$930,000	3.750%		05/01/2029	$930,333
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750		08/15/2050	3,806,517
2,100,000	5.750		08/15/2055	1,967,330
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000	5.000		10/01/2044	5,260,936
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/BBB)
500,000	4.000		05/01/2038	471,456
1,175,000	4.125		05/01/2048	1,027,610
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
1,565,000	4.700	(c)	11/01/2039	1,542,406
2,495,000	4.750	(c)	11/01/2049	2,333,096
Creekview Community Development District Clay County Florida Special Assessment RB Series 2024 (NR/NR)
2,270,000	5.375		05/01/2044	2,231,983
3,435,000	5.625		05/01/2055	3,352,996
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 (NR/NR)
1,075,000	5.750		05/01/2054	1,065,397
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,845,000	4.500		05/01/2052	1,679,151
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.375		05/01/2053	1,385,261
Crossings Community Development District Osceola County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,275,000	5.600		05/01/2054	1,259,876
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,440,000	5.125		05/01/2052	2,354,931
Crosswinds East Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
920,000	5.450		05/01/2054	890,964
Crosswinds East Community Development District Polk County Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
685,000	5.150		05/01/2044	665,051
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
835,000	4.625		05/01/2031	853,142
1,430,000	5.500		05/01/2044	1,441,620
1,500,000	5.750		05/01/2054	1,508,585
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000		05/01/2051	863,373

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Curiosity Creek Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
$800,000	5.400	%(c)	05/01/2044	$787,994
1,375,000	5.700	(c)	05/01/2055	1,349,057
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
670,000	5.250		05/01/2043	674,958
1,145,000	5.500		05/01/2053	1,153,148
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,165,000	3.800	(c)	05/01/2050	941,231
Cypress Creek Reserve Community Development District Polk County Florida Special Assessment Bonds, Series 2025 (NR/NR)
795,000	5.750		05/01/2045	813,841
1,650,000	6.000		05/01/2056	1,686,397
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000	3.875	(c)	05/01/2040	1,049,002
1,210,000	4.000	(c)	05/01/2051	954,342
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
480,000	5.000		05/01/2042	467,493
975,000	5.125		05/01/2052	927,777
Cypress Reserve Community Development District Capital Improvement RB Series 2025 (NR/NR)
1,000,000	5.600	(c)	05/01/2045	993,973
Cypress Reserve Community Development District Capital Improvement RB, Series 2025 (NR/NR)
2,000,000	5.800	(c)	05/01/2056	1,986,151
Cypress Ridge Community development District Special Assessment Bonds for Assessment Area 1 Series 2023 (NR/NR)
660,000	4.875		05/01/2030	676,269
1,455,000	5.625		05/01/2043	1,481,392
1,760,000	5.875		05/01/2053	1,791,254
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,170,000	5.125	(c)	11/01/2048	3,145,870
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,350,000	5.400		05/01/2039	1,403,218
2,560,000	5.500		05/01/2044	2,618,798
Deerbrook Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		05/01/2053	1,160,320
Deering Park Stewardship District Volusia County Florida Special Assessment RB Series 2025 (NR/NR)
3,165,000	6.000	(e)	05/01/2045	3,248,889
2,380,000	6.250	(e)	05/01/2055	2,443,531
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,635,000	5.400		05/01/2049	2,653,678
Del Webb Oak Creek Community Development District Lee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,100,000	5.375	(c)(e)	05/01/2045	1,092,630

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Del Webb Oak Creek Community Development District Lee County, Florida Special Assessment Bonds Series 2025 (NR/NR) – (continued)
$1,290,000	5.625	%(c)(e)	05/01/2055	$1,284,573
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,495,000	5.000		05/01/2043	1,497,718
1,650,000	5.250		05/01/2053	1,634,812
Del Webb River Reserve Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000	5.875		05/01/2055	1,019,043
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000	5.800		05/01/2055	988,200
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
700,000	4.000		05/01/2051	571,876
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	4.750	(c)	12/15/2038	1,005,995
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
3,080,000	3.750		05/01/2034	3,097,759
4,260,000	4.000		05/01/2037	4,275,069
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,030,000	3.375	(c)	05/01/2041	903,974
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000	5.250		05/01/2052	752,757
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,950,000	5.375		05/01/2052	1,957,672
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,195,000	4.125	(c)	05/01/2040	1,101,219
3,785,000	4.125	(c)	05/01/2051	3,171,894
East 547 Community Development District Special Assessment Bond for Assessment Area Two Series 2023 (NR/NR)
685,000	6.500		05/01/2054	721,558
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250		05/01/2041	821,947
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	5.000	(c)	11/01/2048	992,975
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750		11/01/2039	497,837
920,000	5.000		11/01/2049	901,478
East Palm Drive Community Development District City of Homestead Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.375		06/15/2054	892,077

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Edar Crossings Community Development District Polk County Florida Special Assessment Bonds Series 2025 (NR/NR)
$500,000	5.300	%(c)	05/01/2045	$488,615
600,000	5.500	(c)	05/01/2055	577,583
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
805,000	4.000		05/01/2042	725,352
2,390,000	4.125		05/01/2052	1,979,345
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000		05/01/2040	181,419
500,000	4.125		05/01/2051	423,976
Edgewater East Community Development District Osceola County Florida Special Assessment RB, Series 2025 (NR/NR)
825,000	6.100		05/01/2045	842,964
1,545,000	6.300		05/01/2055	1,573,244
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600		05/01/2041	1,184,375
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
1,960,000	4.000		05/01/2042	1,719,253
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2024 Assessment Area One (NR/NR)
2,500,000	5.500		05/01/2054	2,387,721
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,730,000	5.800		05/01/2053	1,778,608
Epperson North Community Development District Capital Improvement RB Series 2024 (NR/NR)
415,000	5.300		05/01/2044	409,202
675,000	5.600		05/01/2055	662,128
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000	3.500		05/01/2041	315,918
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
17,960,000	4.000		08/15/2045	15,749,939
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000	3.000		08/15/2050	1,234,180
Esplanade Lake Club Community Development District Lee County Florida Capital Improvement RB, Series 2025 (NR/NR)
650,000	5.875		05/01/2055	661,377
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,030,000	4.000		11/01/2040	943,494
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
445,000	4.125		11/01/2050	375,267
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
300,000	6.375		11/01/2026	300,679
3,225,000	7.000		11/01/2045	3,317,183

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
$755,000	5.250%		11/01/2035	$755,547
1,305,000	5.375		11/01/2046	1,305,173
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
1,345,000	5.000	(c)	11/01/2039	1,362,161
1,800,000	5.125	(c)	11/01/2049	1,777,489
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
750,000	5.250		06/15/2044	752,523
1,000,000	5.550		06/15/2054	996,304
Everlands Community Development District Special Assessment Bonds Series 2024 (NR/NR)
820,000	5.200	(c)	06/15/2044	806,430
Everlands II Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 (NR/NR)
675,000	5.200		06/15/2044	675,421
900,000	5.450		06/15/2054	891,497
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
6,645,000	4.000		05/01/2052	5,402,257
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,445,000	3.375		05/01/2041	1,196,515
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,390,000	5.000		05/01/2035	2,461,696
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000		05/01/2040	168,451
500,000	4.200		05/01/2050	425,998
Firelight Community Development District Charlotte County Florida Special Assessment RB, Series 2025A (NR/NR)
2,145,000	6.125		05/01/2055	2,174,449
Fish Lake Cove Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,085,000	5.550		05/01/2055	1,050,627
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
1,445,000	4.375		05/01/2034	1,445,521
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000		11/01/2041	946,897
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
5,000,000	5.500	(c)	07/01/2052	4,294,703
3,825,000	5.625	(c)	07/01/2056	3,302,070
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000	5.125	(c)	10/01/2052	3,441,480
1,725,000	5.250	(c)	10/01/2056	1,585,383
Florida Development Finance Corp. Educational Revenue Refunding Bonds for Central Charter School Project Series 2022 (NR/NR)
2,735,000	5.875	(c)	08/15/2052	2,507,930
2,430,000	6.000	(c)	08/15/2057	2,246,855

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
$6,600,000	5.250%		08/01/2049	$6,740,851
4,000,000	4.500		08/01/2055	3,686,917
1,400,000	5.250		08/01/2055	1,428,770
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
12,400,000	5.250		07/01/2047	12,196,587
4,475,000	5.250		07/01/2053	4,370,521
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
111,310,000	0.010	(a)(b)(c)(h)	07/15/2032	69,429,612
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
26,675,000	0.010	(a)(b)(c)(h)	07/15/2059	16,638,531
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,650,000	5.000	(c)	06/01/2040	1,274,381
2,595,000	5.000	(c)	06/01/2055	1,716,548
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000	5.250	(c)	06/01/2050	2,370,216
3,560,000	5.250	(c)	06/01/2055	3,234,980
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000		07/01/2045	507,636
800,000	4.000		07/01/2055	639,003
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000		06/01/2040	766,365
1,850,000	5.000		06/01/2050	1,576,875
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,850,000	5.000	(c)	06/01/2051	1,688,222
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
830,000	4.000	(c)	06/30/2046	585,972
2,580,000	4.000	(c)	06/30/2056	1,651,824
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,090,000	4.000	(c)	06/01/2055	1,459,694
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
2,085,000	5.000	(c)	09/15/2050	1,785,424
Florida Development Finance Corp. Student Housing RB SFP - Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000	5.250	(c)	06/01/2054	2,618,837
1,925,000	5.250	(c)	06/01/2059	1,812,590
Florida Development Finance Corporation RB Brightline Florida Passenger Rail Expansion Project Series 2025B (NR/NR)
56,035,000	10.000	(a)(b)(c)	07/01/2057	47,737,063

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
$1,750,000	4.750	%(c)	06/01/2038	$1,586,988
3,000,000	5.000	(c)	06/01/2048	2,564,013
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BB)
4,150,000	5.000		03/01/2044	3,175,133
7,900,000	5.000		03/01/2049	5,728,507
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
6,060,000	5.000		03/01/2047	5,861,608
Florida Local Government Finance Commission Senior Living RB Fleet Landing At Nocatee Project Series 2025A (Tax Exempt) (NR/NR)
4,570,000	6.875	(c)	11/15/2064	4,712,780
Florida Local Government Finance Commission Senior Living RB Orlando Senior Health Network Project, Series 2025A (NR/NR)
2,360,000	6.000	(c)	07/01/2050	2,379,304
1,360,000	6.000	(c)	07/01/2055	1,364,224
Florida Municipal Loan Council Capital Improvement RB Series 2024 Shingle Creek Transit and Utility Community Development District Series (NR/NR)
820,000	5.400		05/01/2054	821,966
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125		11/01/2039	825,858
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250		11/01/2049	1,339,662
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000		11/01/2049	207,063
Fox Branch Ranch Community Development District Polk County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
800,000	5.400		05/01/2055	779,869
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
895,000	5.600		05/01/2044	902,241
1,150,000	5.875		05/01/2055	1,160,787
Gas Worx Community Development District City of Tampa, Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,125,000	5.750	(c)	05/01/2045	1,140,331
2,750,000	6.000	(c)	05/01/2057	2,783,330
Gir East Community Development District Osceola County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
1,200,000	5.300		05/01/2045	1,168,464
1,825,000	5.500		05/01/2055	1,756,815
Governors Park South Community Development District Clay County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
775,000	5.400		05/01/2045	767,497
1,150,000	5.650		05/01/2055	1,134,602

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$1,595,000	3.350%		05/01/2041	$1,281,952
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000	4.250		05/01/2040	1,020,719
1,375,000	4.500		05/01/2052	1,220,399
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
1,105,000	4.000		11/01/2051	900,927
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
860,000	5.450		05/01/2044	862,305
1,010,000	5.800		05/01/2054	1,011,697
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (Aa3/AA-)
1,460,000	5.000		10/01/2047	1,461,617
Greenbriar Community Development District St. Johns County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
900,000	5.650		05/01/2045	898,807
1,250,000	5.875		05/01/2054	1,246,654
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500		05/01/2036	1,515,457
2,275,000	4.625		05/01/2046	2,108,000
Hacienda North Community Development District (Collier County, Florida) Special Assessment RB, Series 2023 (NR/NR)
2,750,000	6.500		05/01/2053	2,910,867
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
1,000,000	5.500		05/01/2044	999,940
1,150,000	5.800		05/01/2054	1,142,936
Hammock Oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000	5.750		05/01/2053	1,010,732
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,125,000	6.150		05/01/2054	1,135,817
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
1,500,000	5.750	(c)	05/01/2055	1,501,640
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
590,000	4.700		05/01/2042	563,991
935,000	5.000		05/01/2052	893,601
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000		05/01/2040	507,300
860,000	4.000		05/01/2051	722,701
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375		05/01/2041	438,763

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$900,000	3.750%	05/01/2034	$876,309
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,000,000	3.875	05/01/2039	1,871,298
1,400,000	4.100	05/01/2048	1,210,314
Harmony On Lake Eloise Community Development District Capital Improvement Assessment Area One RB Series 2023 (NR/NR)
1,110,000	5.375	05/01/2053	1,117,594
Harmony on Lake Eloise Community Development District City of Winter Haven Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
900,000	5.450	11/01/2045	897,347
1,150,000	5.650	11/01/2054	1,143,575
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
900,000	5.650	05/01/2055	894,286
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000	4.250	05/01/2035	1,336,048
1,810,000	4.250	05/01/2039	1,716,278
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	576,093
1,145,000	4.000	11/01/2051	923,872
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
390,000	4.000	11/01/2039	355,241
495,000	4.250	11/01/2051	419,084
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
1,530,000	5.375	05/01/2043	1,552,250
1,265,000	5.500	05/01/2053	1,276,352
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,290,000	5.500	05/01/2054	1,258,356
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
535,000	5.000	05/01/2034	557,257
2,170,000	5.125	05/01/2045	2,181,704
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
500,000	5.050	05/01/2031	500,812
500,000	5.150	05/01/2034	500,692
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,220,000	5.700	05/01/2036	1,221,386
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB+)
2,190,000	4.200	05/01/2031	2,190,524
1,985,000	4.350	05/01/2036	1,985,078

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Hickory Tree Community Development District Osceola County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
$1,600,000	5.450%		05/01/2055	$1,544,323
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,900,000	5.000		03/01/2039	1,556,102
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project Series 2025 (NR/BB+)
16,020,000	6.000	(c)	07/01/2045	15,891,524
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project, Series 2025 (NR/BB+)
28,375,000	6.250	(c)	07/01/2055	28,155,954
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625		05/01/2040	410,907
665,000	4.000		05/01/2050	547,593
Highland Trails Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
220,000	4.700		05/01/2031	224,470
810,000	5.500		05/01/2044	812,166
890,000	5.850		05/01/2054	892,682
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
1,000,000	4.875	(c)	12/15/2038	1,000,116
1,000,000	5.000	(c)	12/15/2048	968,617
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375		11/01/2050	514,997
Hillcrest Preserve Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,150,000	5.000	(c)	05/01/2044	1,101,637
1,465,000	5.300	(c)	05/01/2054	1,391,827
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
1,965,000	4.000	(c)	05/01/2040	1,789,219
3,275,000	4.000	(c)	05/01/2050	2,712,509
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
1,000,000	3.200		05/01/2041	807,332
Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/NR)
600,000	5.550		05/01/2044	617,299
900,000	5.875		05/01/2054	936,275
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
900,000	5.600		05/01/2044	915,291
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000		11/01/2041	187,940

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
$1,250,000	5.625%		06/15/2054	$1,223,692
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
410,000	5.125	(c)	11/01/2049	405,427
Ibis Landing Community Development District Lee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
800,000	5.875		06/15/2055	813,395
Island Lake Estates Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2023 (2023 Project) (NR/NR)
1,550,000	6.000		12/15/2053	1,601,487
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
970,000	5.000		11/01/2047	935,327
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
915,000	5.450		05/01/2045	916,252
970,000	5.700		05/01/2055	967,985
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125		05/01/2041	753,554
K-Bar Ranch III Community Development District City of Tampa Florida Special Assessment Bonds Series 2025 (NR/NR)
3,375,000	5.875	(c)	05/01/2045	3,487,395
3,725,000	6.125	(c)	05/01/2055	3,846,593
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
795,000	6.250		11/01/2053	816,283
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area One Project) (NR/NR)
535,000	5.300		05/01/2045	528,504
915,000	5.500		05/01/2055	894,788
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500		05/01/2040	262,899
470,000	3.750		05/01/2050	390,185
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
600,000	5.650		05/01/2043	620,501
1,000,000	5.875		05/01/2054	1,025,805
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	5.000		05/01/2048	982,862
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000		06/15/2040	1,299,468
1,060,000	4.000		06/15/2050	930,238
Kings Creek I Community Development District City of Jacksonville Florida Special Assessment Bonds, Series 2025 (NR/NR)
775,000	5.750		05/01/2045	784,964
1,775,000	6.000		05/01/2055	1,795,736

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Kingston One Community Development District Lee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
$9,000,000	6.000%		05/01/2057	$9,150,230
Kissimmee Park Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
1,370,000	6.125		05/01/2056	1,403,712
2,675,000	6.500		05/01/2056	2,738,654
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
1,205,000	5.625		05/01/2053	1,203,486
Lake Emma Community Development District Lake County, Fl Special Assessment Bonds, Series 2023 Assessment Area Two (NR/NR)
895,000	5.500	(c)	05/01/2053	909,721
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
630,000	5.250	(c)	05/01/2043	637,423
Lake Harris Community Development District Special Assessment Bonds Series 2023 (NR/NR)
780,000	5.375		05/01/2043	794,776
575,000	5.625		05/01/2053	585,308
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,580,000	5.650		05/01/2044	1,584,194
2,415,000	5.900		05/01/2054	2,406,899
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/NR)
2,750,000	5.200		05/01/2035	2,799,653
660,000	5.700		05/01/2055	650,291
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100		05/01/2051	213,221
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300		05/01/2051	272,283
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
700,000	4.125		05/01/2031	711,402
Lakeside at Satilla Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
1,700,000	5.375	(c)	05/01/2045	1,688,561
2,000,000	5.625	(c)	05/01/2055	1,991,536
Lakeside Preserve Community Development District (City of Lakeland, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
245,000	5.250		05/01/2030	252,532
770,000	6.000		05/01/2043	800,275
1,215,000	6.375		05/01/2054	1,267,138
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
810,000	5.750		05/01/2053	829,247
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625		05/01/2041	274,077
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.750		05/01/2040	475,181

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR) – (continued)
$670,000	3.900%		05/01/2050	$543,348
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000	3.625	(c)	05/01/2040	964,616
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850		05/01/2039	225,710
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600		05/01/2044	6,423,458
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
525,000	4.400		05/01/2039	517,403
1,615,000	4.500		05/01/2049	1,435,438
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
1,000,000	5.000	(c)	05/01/2037	1,011,669
2,360,000	5.125	(c)	05/01/2047	2,367,166
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
575,000	3.750	(c)	05/01/2039	531,311
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
410,000	4.400		05/01/2039	404,067
475,000	4.500		05/01/2049	419,863
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
550,000	4.625		05/01/2027	557,284
2,500,000	5.250		05/01/2037	2,535,581
6,200,000	5.375		05/01/2047	6,246,842
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000		05/01/2038	1,191,595
2,530,000	5.100		05/01/2048	2,531,785
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,725,000	5.450		05/01/2048	3,758,702
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
660,000	5.500		05/01/2055	654,795
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project 2023 (NR/NR)
3,570,000	6.300		05/01/2054	3,732,785
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
130,000	4.250		05/01/2026	130,332
4,625,000	5.000		05/01/2036	4,649,892
1,600,000	5.125		05/01/2046	1,596,842
Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
430,000	5.550		05/01/2054	431,899
Lakewood Ranch Stewardship District Special Assessment RB, Series 2025 (NR/NR)
6,230,000	6.000		05/01/2056	6,353,065

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
$2,100,000	3.750	%(c)	05/01/2040	$1,886,269
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
645,000	3.125		05/01/2041	521,614
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700		05/01/2039	1,166,276
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
1,930,000	3.000		05/01/2035	1,736,684
1,990,000	3.000		05/01/2038	1,650,381
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
895,000	4.000		05/01/2038	836,456
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
360,000	5.000		05/01/2042	361,857
1,145,000	5.125		05/01/2052	1,119,341
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000	5.250		11/15/2054	3,661,821
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
2,630,000	5.250		10/01/2052	2,324,063
8,800,000	5.250		10/01/2057	7,633,372
Leomas Landing Community Development District City of Lake Wales Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
465,000	5.500		11/01/2045	460,851
460,000	5.700		11/04/2054	452,967
Liberty Cove Community Development District Nassau County Florida Special Assessment RB Series 2024 Assessment Area One Project (NR/NR)
1,825,000	5.700		05/01/2054	1,778,691
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400		05/01/2040	1,469,660
2,840,000	4.600		05/01/2051	2,499,267
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
975,000	5.125		05/01/2048	968,035
1,760,000	5.125		05/01/2049	1,738,862
Longleaf Community Development District (NR/NR)
729,000	5.375		05/01/2030	729,682
Longleaf Community Development District Capital Improvement RB Series 2024 (NR/NR)
1,225,000	5.400	(c)	05/01/2044	1,240,056
1,285,000	5.750	(c)	05/01/2054	1,299,315
Longleaf Community Development District Pasco County Florida Capital Improvement RB Series 2024A (NR/NR)
1,060,000	5.450		05/01/2055	1,008,590

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
$1,980,000	5.400%		05/01/2030	$1,981,842
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
800,000	5.550		06/15/2054	800,182
Lowery Hills Community Development District City of Lake Alfred Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
1,260,000	5.850	(c)	05/01/2055	1,245,210
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000		05/01/2050	3,142,766
LT Ranch South Community Development District Sarasota County Florida Capital Improvement RB Series 2025 (NR/NR)
1,350,000	5.600		05/01/2045	1,351,830
1,650,000	5.750		05/01/2055	1,641,947
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA2 (NR/NR)
510,000	6.000		05/01/2054	511,866
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA3 (NR/NR)
1,295,000	6.050		05/01/2054	1,304,041
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment Refunding RB Series 2024-Aa4 (NR/NR)
1,305,000	5.650		05/01/2054	1,271,714
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
875,000	3.250		05/01/2031	843,370
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450		05/01/2041	691,752
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625		05/01/2039	840,698
1,340,000	4.750		05/01/2050	1,247,700
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,750,000	4.000		06/15/2039	1,619,112
2,905,000	4.375		06/15/2049	2,574,327
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
700,000	5.550		05/01/2045	693,303
1,000,000	5.750		05/01/2055	988,138
Malabar Springs Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
1,300,000	5.200		05/01/2044	1,263,766
1,500,000	5.500		05/01/2054	1,444,745
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
815,000	6.625	(c)	05/01/2053	930,819

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
$490,000	5.700%		05/01/2044	$493,615
2,075,000	5.950		05/01/2054	2,095,125
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
2,800,000	5.125	(c)	11/01/2038	2,868,942
4,750,000	5.250	(c)	11/01/2049	4,756,810
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
405,000	7.250		05/01/2035	405,861
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750		05/01/2052	402,873
Mediterranean Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750		05/01/2037	1,003,869
1,700,000	5.000		05/01/2048	1,668,636
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
900,000	5.625		05/01/2053	921,770
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
460,000	4.750		11/01/2027	467,318
5,300,000	5.125		11/01/2039	5,368,943
4,135,000	5.250		11/01/2049	4,152,070
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
1,585,000	5.250	(c)	07/01/2052	1,417,321
2,000,000	5.500	(c)	07/01/2061	1,816,231
Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
3,035,000	5.250		10/01/2052	3,072,854
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
1,575,000	4.000		10/01/2051	1,449,399
Miami-Dade County, Florida Professional Sports Franchise Facilities Tax Revenue Refunding, Series 2009A (AG) (A1/AA)
4,550,000	0.000	(f)	10/01/2045	1,746,593
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
2,820,000	5.000		05/01/2029	2,822,368
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
3,515,000	5.000		05/01/2037	3,515,891
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
1,055,000	5.625		05/01/2044	1,048,358
1,415,000	6.000		05/01/2055	1,420,158
Mirada II Community Development District Pasco County, Florida Capital Improvement RB Series 2025 (NR/NR)
1,500,000	5.750	(c)(e)	05/01/2055	1,502,859

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$1,860,000	3.500%		05/01/2041	$1,526,217
2,430,000	4.000		05/01/2051	1,947,617
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	5.600		05/01/2042	631,755
960,000	5.750		05/01/2053	977,102
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,185,000	5.125	(c)	11/01/2048	1,185,061
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
565,000	3.875		05/01/2041	493,199
2,250,000	4.125		05/01/2052	1,866,181
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000	3.500	(c)	05/01/2038	729,727
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000	3.500	(c)	05/01/2031	29,435
85,000	4.000	(c)	05/01/2038	79,980
New River Community Development District Special Assessment Series 2006 B (NR/NR)
3,260,000	5.000	*	05/01/2013	33
Newton Road Community Development District Miami-Dade County, Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000	5.500	(c)(e)	06/15/2045	840,807
Newton Road Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
875,000	5.750	(c)(e)	06/15/2055	877,893
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,600,000	5.300	(c)	05/01/2044	1,544,952
2,300,000	5.550	(c)	05/01/2054	2,200,303
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
530,000	5.750		05/01/2044	537,139
North AR-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
1,510,000	6.000		05/01/2054	1,531,729
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
405,000	5.450		05/01/2044	405,535
865,000	5.750		05/01/2054	859,659
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Three, Series 2023 (NR/NR)
265,000	5.000		05/01/2030	271,676
525,000	5.750		05/01/2043	535,294
780,000	6.000		05/01/2054	794,966

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/NR)
$1,850,000	6.625%		05/01/2054	$1,968,125
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375		11/01/2041	993,394
3,770,000	4.000		11/01/2051	3,096,778
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,255,000	5.625	(c)	05/01/2052	1,282,772
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.625		05/01/2040	410,247
Northlake Stewardship District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
2,750,000	6.000		05/01/2045	2,816,518
2,750,000	6.200		05/01/2056	2,816,379
Northridge Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,685,000	5.750	(c)	05/01/2045	1,705,369
2,175,000	6.000	(c)	05/01/2055	2,202,061
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,185,000	5.700		05/01/2043	1,223,868
1,200,000	5.875		05/01/2053	1,234,227
Okaloosa County, Florida Industrial Development RB Air Force Enlisted Village Inc. Project Series 2025 (NR/NR)
1,500,000	5.750	(c)(e)	05/15/2055	1,515,902
1,690,000	5.750	(c)(e)	05/15/2060	1,701,215
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
340,000	4.000		06/15/2040	309,550
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
665,000	5.250		06/15/2043	680,061
1,275,000	5.375		06/15/2053	1,292,548
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850		05/01/2039	2,204,671
3,625,000	5.000		05/01/2049	3,520,374
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
8,520,000	4.500		10/01/2056	8,006,137
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,005,000	5.000		04/01/2026	1,005,956
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000		05/01/2040	766,502
900,000	4.000		05/01/2050	737,887
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,675,000	5.375	(c)	11/01/2038	1,716,136
3,295,000	5.500	(c)	11/01/2049	3,328,801
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000	5.500		05/01/2055	772,237

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Paddocks Community Development District Capital Improvement RB Series 2024 (NR/NR)
$1,235,000	5.450	%(c)	05/01/2055	$1,181,827
Palermo Community Development District Lee County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
645,000	5.350		06/15/2045	650,464
900,000	5.500		06/15/2055	913,749
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,050,000	5.000		06/15/2043	1,053,755
1,375,000	5.250		06/15/2053	1,377,910
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University Inc Series 2021 (NR/NR)
1,000,000	4.000		10/01/2051	799,959
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000	5.250		10/01/2048	1,794,692
2,850,000	5.250		10/01/2053	2,800,752
Palm Beach County Health Facilities Authority RB (Lifespace Communities, Inc.), Series 2023C (NR/NR)
2,050,000	7.625		05/15/2058	2,280,617
Palm Beach County Health Facilities Authority RB Anticipation Notes for Green Cay Life Plan Village Project Series 2022A (NR/NR)
7,075,000	11.500	(c)	07/01/2027	9,985,560
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
4,600,000	4.000		05/15/2053	3,634,197
Palm Beach County Health Facilities Authority Revenue Bond Anticipation Notes Green Cay Life Plan Village Project Series 2025A (NR/NR)
775,000	11.500	(c)	07/01/2027	777,169
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
1,650,000	4.000		06/01/2036	1,603,128
1,700,000	4.250		06/01/2056	1,378,431
Palm Beach County, Florida RB Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project Senior, Series 2025A (NR/NR)
9,500,000	5.750	(c)	10/01/2055	9,725,902
1,000,000	6.750	(c)	10/01/2055	1,022,704
11,535,000	5.750	(c)	10/01/2065	11,755,827
Palm Coast 145 Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2025A (NR/NR)
5,000,000	6.250	(c)	05/01/2035	5,100,587
2,850,000	6.500	(c)	05/01/2045	2,927,289
2,365,000	6.750	(c)	05/01/2057	2,428,814
Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
500,000	5.400		05/01/2043	505,545
1,000,000	5.600		05/01/2053	1,006,472
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300		05/01/2050	998,512

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Gate Community Development District City of Florida City Florida Special Assessment Bonds Series 2025 (NR/NR)
$900,000	5.300%	06/15/2045	$877,750
900,000	5.550	06/15/2055	876,230
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
625,000	4.000	11/01/2038	599,762
3,290,000	4.200	11/01/2048	2,926,349
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,155,000	3.750	05/01/2031	3,157,910
2,140,000	4.000	05/01/2036	2,140,630
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
260,000	4.000	05/01/2027	261,101
2,380,000	5.000	05/01/2039	2,394,155
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	1,897,044
5,090,000	5.375	05/01/2050	5,119,112
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	656,477
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700	05/01/2049	2,073,677
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/A-)
1,065,000	4.500	05/01/2034	1,073,541
Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
590,000	5.375	05/01/2043	593,794
1,475,000	5.625	05/01/2053	1,487,717
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
840,000	5.125	05/01/2043	831,781
925,000	5.400	05/01/2053	921,844
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
1,900,000	5.800	05/01/2054	1,893,565
Parrish Lakes II Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
2,750,000	5.125	05/01/2044	2,661,912
5,145,000	5.450	05/01/2054	4,947,482
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
375,000	5.875	05/01/2054	381,062
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
1,425,000	6.050	05/01/2054	1,458,009
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	668,977

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pasadena Ridge Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
$900,000	5.050%		05/01/2044	$871,518
1,275,000	5.375		05/01/2055	1,229,383
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,165,000	4.375		05/01/2036	3,133,533
Peace Creek Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
1,190,000	5.625		05/01/2055	1,159,948
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.125		06/15/2043	1,387,309
1,900,000	5.375		06/15/2053	1,914,136
Peace Creek Village Community Development District Special Assessment Bonds Series 2024 (NR/NR)
905,000	5.750		05/01/2054	904,438
Peace Creek Village Community Development District (City Of Winter Haven, Florida) Special Assessment Bonds, Series 2025 (Fl) (NR/NR)
355,000	4.625		05/01/2031	362,360
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
2,600,000	5.700		05/01/2044	2,521,725
3,675,000	6.000		05/01/2054	3,546,423
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.250	(c)	12/15/2041	857,708
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
685,000	3.750		05/01/2037	660,113
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000	5.000		07/01/2039	1,085,507
Pioneer Ranch Community Development District Special Assessment Bonds Series 2024 (NR/NR)
885,000	5.000		05/01/2044	846,778
1,125,000	5.300		05/01/2055	1,061,848
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625		05/01/2040	482,739
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500		05/01/2037	1,729,360
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,790,000	4.750		05/01/2033	2,791,543
Preserve At Legends Pointe Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/NR)
650,000	5.875	(c)	05/01/2055	657,888
Preserve at Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000	5.750		05/01/2054	1,003,701

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
$1,045,000	5.375%		11/01/2049	$1,056,327
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000		11/01/2039	236,252
1,205,000	4.000		11/01/2050	1,025,153
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
780,000	3.500		05/01/2041	705,216
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
1,050,000	6.125		12/15/2053	1,111,217
Radiance Community Development District Flagler County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,860,000	6.200	(c)	05/01/2045	1,900,307
2,275,000	6.400	(c)	05/01/2056	2,324,234
Ranches At Lake Mcleod Community Development District Polk County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
1,000,000	5.650		06/15/2055	992,003
Reflection Bay Community Development District Palm Beach County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
650,000	5.625		05/01/2045	655,649
1,130,000	5.875		05/01/2055	1,140,265
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
700,000	5.200		05/01/2044	697,507
575,000	5.500		05/01/2054	570,543
Reserve At Van Oaks Community Development District Special Assessment Bonds Series 2023 (NR/NR)
965,000	5.375		05/01/2053	976,412
Reunion East Community Development District (NR/NR)
2,170,000	7.200	*	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500		05/01/2039	460,458
1,520,000	4.625		05/01/2050	1,391,200
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500		05/01/2040	813,411
825,000	4.750		05/01/2050	770,330
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/NR)
590,000	5.500		05/01/2043	595,053
700,000	5.750		05/01/2053	702,363
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,145,000	5.500		05/01/2052	2,114,669
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
300,000	5.250		05/01/2043	303,535
540,000	5.500		05/01/2053	544,846

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
$1,000,000	3.375%		05/01/2041	$837,678
2,390,000	4.000		05/01/2051	1,946,792
River Hall Community Development District (Lee County, Florida) Capital Improvement RB Series 2024 (Assessment Area 5) (NR/NR)
735,000	5.350	(c)	05/01/2044	723,928
850,000	5.625	(c)	05/01/2055	832,062
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
1,555,000	6.500		05/01/2054	1,635,834
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625		05/01/2040	891,020
River Landing Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
1,705,000	5.450	(c)	05/01/2055	1,669,412
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350		05/01/2051	956,310
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
935,000	3.500		05/01/2041	784,980
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
815,000	3.500	(c)	05/01/2041	679,542
900,000	4.000	(c)	05/01/2051	717,128
Riversong Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,200,000	5.400	(c)(e)	05/01/2045	1,196,991
3,000,000	5.625	(c)(e)	05/01/2056	2,981,107
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000	5.800		05/01/2054	1,360,440
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,350,000	6.500	(c)	05/01/2053	1,406,089
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
2,970,000	5.350		05/01/2055	2,832,555
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
2,435,000	3.450		05/01/2042	2,004,053
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,075,000	5.250		05/01/2053	1,065,105
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,000,000	5.250		05/01/2054	952,521
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
1,745,000	6.625		05/01/2054	1,850,340

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
$710,000	6.000	%(c)	11/01/2053	$727,342
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000		06/15/2040	299,993
780,000	4.000		06/15/2050	642,508
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000	4.000		12/15/2051	1,055,516
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000	5.625		05/01/2044	1,513,654
2,700,000	6.000		05/01/2056	2,739,870
Saltmeadows Community Development District Manatee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
405,000	5.750	(c)	05/01/2045	413,023
650,000	6.000	(c)	05/01/2055	664,050
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,015,000	5.500		05/01/2053	1,024,739
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,410,000	4.125	(c)	06/15/2039	1,307,355
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
650,000	6.000		11/01/2052	677,783
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
980,000	3.625	(c)	05/01/2040	920,700
950,000	3.750	(c)	05/01/2050	798,211
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
4,350,000	4.000		07/01/2048	3,817,834
Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
700,000	5.500		06/15/2054	692,430
Savanna Lakes Community Development District Special Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000	5.375	(c)	06/15/2053	1,073,595
Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
1,365,000	6.375		11/01/2053	1,420,441
Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
1,380,000	5.875	(c)	05/01/2054	1,380,926
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,300,000	5.750		05/01/2053	2,319,027
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750		05/01/2040	563,007
1,835,000	4.000		05/01/2051	1,496,920
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,380,000	5.875		05/01/2043	1,409,069

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR) – (continued)
$1,550,000	6.125%		05/01/2054	$1,590,582
Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
900,000	6.750		11/01/2053	952,177
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,245,000	4.500		05/01/2042	1,157,192
2,810,000	4.625		05/01/2053	2,512,780
Seagrove Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
2,265,000	5.200		06/15/2054	2,165,616
Seaton Creek Reserve Community Development District Special Assessment Bonds for Assessment Area One Bonds Series 2023 (NR/NR)
980,000	5.500	(c)	06/15/2053	992,493
Sebastian Isles Community Development District City of Florida City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000	5.300		05/01/2054	871,141
Sedona Point Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,185,000	5.000		06/15/2053	1,163,122
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000	4.000	(c)	06/15/2036	295,134
425,000	4.000	(c)	06/15/2041	364,905
2,270,000	4.000	(c)	06/15/2051	1,755,589
1,105,000	4.000	(c)	06/15/2056	829,329
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
900,000	5.300		10/01/2037	928,797
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,700,000	5.500	(c)	05/01/2055	1,622,584
Seminole Palms Community Development District Special Assessment Bonds Series 2023 (NR/NR)
825,000	5.700		05/01/2053	835,910
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
2,500,000	5.500		05/01/2044	2,448,675
3,200,000	5.850		05/01/2054	3,145,714
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	5.250	(c)	11/01/2039	2,239,304
2,815,000	5.375	(c)	11/01/2049	2,831,089
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,800,000	5.250	(c)	11/01/2049	3,807,288
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
825,000	5.500		05/01/2043	843,926
1,435,000	5.625		05/01/2053	1,459,831
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000		05/01/2049	3,900,448

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
$1,585,000	5.850%		05/01/2054	$1,591,902
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
885,000	5.500		05/01/2053	900,664
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
790,000	4.000		05/01/2052	646,132
Six Mile Creek Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.700		05/01/2054	1,399,117
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500		05/01/2041	1,108,582
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
300,000	4.125		11/01/2040	288,470
940,000	4.250		11/01/2050	836,570
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
1,090,000	5.375		05/01/2055	1,043,442
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000	6.000		05/01/2044	1,726,545
2,525,000	6.250		05/01/2055	2,651,456
Solaeris Community Development District St. Lucie County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
2,420,000	6.300	(c)	05/01/2056	2,468,955
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,305,000	5.900	(c)	05/01/2054	1,281,230
Sorrento Pines Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
525,000	5.500		05/01/2053	534,292
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
2,100,000	5.125	(c)	11/01/2039	2,130,216
3,480,000	5.250	(c)	11/01/2049	3,484,079
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000		05/01/2038	1,323,403
2,505,000	5.375		05/01/2049	2,513,926
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
330,000	4.125		11/01/2040	302,984
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A+)
480,000	3.625		05/01/2035	462,171
1,690,000	3.750		05/01/2038	1,585,858
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
465,000	4.875		05/01/2035	466,586

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR) – (continued)
$95,000	5.000%		05/01/2038	$95,227
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250		05/01/2034	2,011,930
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600		05/01/2034	347,904
600,000	4.000		05/01/2043	525,204
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
395,000	4.300		05/01/2040	388,129
160,000	4.500		05/01/2046	150,366
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
2,685,000	5.800		05/01/2035	2,531,737
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,505,000	5.800	*	05/01/2035	1,616,885
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
830,000	5.625		05/01/2054	813,877
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
345,000	4.375		05/01/2029	350,841
1,000,000	5.000		05/01/2039	1,011,273
1,750,000	5.250		05/01/2049	1,753,666
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000	5.125	(c)	11/01/2037	1,259,529
1,785,000	5.250	(c)	11/01/2047	1,787,507
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
845,000	4.800		05/01/2035	845,176
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
450,000	5.250		05/01/2044	447,876
900,000	5.600		05/01/2054	891,836
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000		12/15/2041	593,955
475,000	4.000		12/15/2046	373,422
2,350,000	4.000		12/15/2050	1,760,552
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000		08/01/2055	5,944,160
St. Johns County, Florida Water and Sewer RB, Series 2022 (Aa2/AAA)
2,310,000	5.000		06/01/2052	2,401,099
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
418,112	5.500	*	11/01/2010	183,969

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
$2,130,000	5.000%		05/01/2034	$2,131,712
Stonegate Preserve Community Development District Manatee County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,175,000	5.875		06/15/2055	1,192,191
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,000,000	5.875		12/15/2043	1,053,521
1,195,000	6.125		12/15/2053	1,266,305
Stoneybrook Community Development District Tax Exempt Special Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000	4.300		05/01/2052	1,168,089
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
670,000	6.375		11/01/2052	718,298
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500		06/15/2039	1,106,722
1,100,000	4.625		06/15/2049	1,064,260
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
555,000	5.500		06/15/2053	574,135
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125		11/01/2034	1,848,744
3,495,000	5.500		11/01/2044	3,584,804
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
2,875,000	3.750	(c)	12/15/2050	2,414,313
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000		12/15/2039	385,757
860,000	4.125		12/15/2049	719,912
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
575,000	5.200		06/15/2042	576,773
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
985,000	5.500		06/15/2054	993,363
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	4.000		06/15/2052	802,679
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
325,000	3.300	(c)	06/15/2041	287,717
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000	5.150		06/15/2052	996,472
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.500	(c)	05/01/2054	880,413
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,600,000	4.000		05/01/2052	1,281,426

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
$870,000	3.750%	05/01/2040	$762,994
1,145,000	4.000	05/01/2050	940,118
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
405,000	3.400	05/01/2041	345,927
275,000	4.000	05/01/2051	225,999
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	655,806
875,000	4.000	05/01/2051	761,183
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
1,000,000	5.200	05/01/2042	1,006,231
1,800,000	5.350	05/01/2052	1,801,639
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)
1,550,000	5.500	05/01/2052	1,566,746
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,610,000	4.000	05/01/2038	1,506,143
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	589,998
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,110,000	4.800	05/01/2036	1,112,166
1,715,000	5.000	05/01/2046	1,693,161
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
4,400,000	4.000	06/15/2042	3,808,996
Terreno Community Development District Collier County, Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000	5.400	05/01/2045	842,400
900,000	5.650	05/01/2055	900,331
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250	05/01/2053	894,294
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
2,050,000	3.300	12/15/2041	1,656,998
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	915,374
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
1,345,000	3.600	05/01/2037	1,280,285
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,760,000	3.750	05/01/2040	1,736,487

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)
$375,000	5.625	%(c)	05/01/2040	$383,117
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125		05/01/2039	302,811
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,155,000	4.250		05/01/2037	1,155,044
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
8,310,000	4.400	(c)	05/01/2040	8,114,489
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
145,000	5.750		11/01/2027	148,353
1,955,000	6.250		11/01/2044	2,015,987
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,645,000	5.375		11/01/2039	2,742,981
5,390,000	5.500		11/01/2049	5,479,278
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,560,000	4.625	(c)	06/15/2038	1,551,365
2,440,000	4.750	(c)	06/15/2048	2,296,989
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000		12/15/2040	491,510
1,145,000	4.125		12/15/2049	965,362
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625		05/01/2050	990,266
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
525,000	3.625	(c)	05/01/2040	470,351
1,000,000	4.000	(c)	05/01/2051	859,475
Towns at Woodsdale Community Development District (Pasco County, Florida) Capital Improvement RB, Series 2023 (NR/NR)
1,220,000	6.375	(c)	11/01/2053	1,275,968
Tradition Community Development District No. 9 Port St. Lucie, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.650		05/01/2056	987,260
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,725,000	3.000		05/01/2041	1,352,402
1,300,000	4.000		05/01/2052	1,048,975
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
875,000	3.750	(c)	05/01/2040	741,329
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500		11/01/2041	584,977
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
590,000	5.250		11/01/2027	599,085
2,735,000	6.125		11/01/2046	2,827,517

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)
$785,000	4.700	%(c)	11/01/2029	$800,778
1,525,000	5.125	(c)	11/01/2038	1,552,771
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625		05/01/2039	990,160
1,990,000	4.750		05/01/2050	1,842,583
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000	4.750	(c)	11/01/2048	4,334,198
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000		11/01/2039	1,213,533
1,850,000	5.125		11/01/2049	1,826,863
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
3,160,000	4.625		11/01/2037	3,161,382
2,790,000	4.750		11/01/2047	2,620,706
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,420,000	5.625		11/01/2045	2,456,126
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
1,400,000	4.000		05/01/2052	1,145,044
Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR/NR)
4,200,000	3.625		05/01/2032	4,100,795
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,225,000	4.375		05/01/2035	2,225,198
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
1,250,000	6.000		05/01/2055	1,256,224
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
575,000	5.375		05/01/2043	579,412
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
675,000	5.875		05/01/2043	692,579
650,000	6.125		05/01/2054	667,823
Twisted Oaks Pointe Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
750,000	5.625		05/01/2053	756,467
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
2,535,000	3.625		05/01/2037	2,409,828
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750		05/01/2037	615,720
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000	5.000		05/01/2044	1,010,509
1,545,000	5.000		05/01/2055	1,530,259

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
$2,300,000	3.750%		12/15/2039	$2,051,560
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,000,000	5.000	(c)	12/15/2032	1,053,532
1,705,000	5.000	(c)	12/15/2037	1,752,825
5,330,000	5.000	(c)	12/15/2047	5,246,127
Two Rivers East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
3,190,000	5.875		05/01/2053	3,232,882
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,850,000	5.250		05/01/2052	1,843,990
Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,000,000	6.125		11/01/2053	2,066,223
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 Series 2024 Project (NR/NR)
1,375,000	5.875		05/01/2054	1,395,358
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,600,000	6.000		05/01/2043	1,662,004
2,545,000	6.250		05/01/2053	2,642,168
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)
2,410,000	5.500	(c)	11/01/2047	2,436,685
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375		05/01/2045	2,395,742
Varrea South Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.400		05/01/2053	1,388,244
Varrea South Community Development District City of Plant City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,165,000	5.875	(c)	05/01/2055	1,180,029
V-Dana Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
900,000	5.375		05/01/2045	892,873
1,250,000	5.550		05/01/2055	1,233,084
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
895,000	5.250		05/01/2043	903,301
V-Dana Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
1,890,000	5.500		05/01/2054	1,903,402
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
1,400,000	4.000	(c)	05/01/2051	1,150,537
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
200,000	6.000		11/01/2027	205,281
2,050,000	6.500		11/01/2043	2,160,203
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
4,655,000	5.125	(c)	05/01/2049	4,417,580

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
$615,000	5.000%		11/01/2039	$622,163
1,045,000	5.125		11/01/2049	1,031,931
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
955,000	5.000		11/01/2039	966,123
1,555,000	5.125		11/01/2049	1,539,761
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000	3.600	(c)	05/01/2041	208,083
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
485,000	3.600	(c)	05/01/2041	409,577
790,000	4.000	(c)	05/01/2051	641,606
Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
555,000	5.375		05/01/2044	558,963
255,000	5.625		05/01/2054	255,174
Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
1,600,000	5.125		05/01/2044	1,607,119
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
900,000	5.500		06/15/2053	912,041
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
4,355,000	4.000		05/01/2031	4,356,176
1,700,000	4.125		05/01/2034	1,670,786
1,000,000	4.250		05/01/2037	948,295
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
1,980,000	4.000	(c)	05/01/2031	1,990,981
2,935,000	4.000	(c)	05/01/2037	2,853,557
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125		11/01/2035	755,956
990,000	5.250		11/01/2046	994,108
Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000	5.500		05/01/2044	877,339
1,910,000	5.800		05/01/2054	1,911,929
Verano #2 Community Development District Special Assessment Bonds for Assessment Area – Pod D7 Project Area Series 2024 (NR/NR)
575,000	5.350		05/01/2044	567,657
735,000	5.625		05/01/2055	719,489
Verano #4 Community Development District City of Port St. Lucie Florida Special Assessment Bonds, Series 2025 (NR/NR)
915,000	6.000		05/01/2055	936,891
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.625		11/01/2052	1,053,929

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$500,000	5.375%		05/01/2043	$510,102
800,000	5.625		05/01/2053	817,343
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000		05/01/2040	241,553
1,700,000	4.000		05/01/2050	1,403,933
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000		05/01/2040	337,263
2,015,000	4.000		05/01/2050	1,661,659
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000		05/01/2040	241,554
1,740,000	4.000		05/01/2050	1,434,881
Vida’s Way Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
1,080,000	4.875		05/01/2044	1,028,587
1,750,000	5.200		05/01/2054	1,644,997
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
1,000,000	5.300		05/01/2043	1,016,788
2,745,000	5.500		05/01/2054	2,743,266
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
870,000	3.750		05/01/2037	802,083
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,420,000	3.700		05/01/2050	7,491,790
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
4,070,000	3.250	(c)	05/01/2040	3,470,070
9,040,000	3.500	(c)	05/01/2051	6,882,280
Village Community Development District No. 15 Special Assessment RB Series 2023 (NR/NR)
2,050,000	5.000	(c)	05/01/2043	2,059,798
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
4,260,000	3.250		05/01/2052	3,054,699
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250		05/01/2053	1,144,361
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
1,100,000	4.000		05/01/2052	896,972
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	4.625		05/01/2039	870,197
1,355,000	4.875		05/01/2050	1,270,686
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750		05/01/2040	507,298
1,000,000	4.000		05/01/2051	812,159
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
570,000	5.500		05/01/2044	577,760
1,000,000	5.750		05/01/2054	1,007,750

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
$1,000,000	4.000%		11/01/2036	$968,569
1,300,000	4.125		11/01/2046	1,128,892
Waterford Community Development District Capital Improvement RB Series 2023 (NR/NR)
430,000	5.375		05/01/2043	438,145
535,000	5.600		05/01/2053	546,777
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
635,000	5.450		05/01/2054	612,351
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2025 (NR/NR)
1,500,000	6.250		05/01/2056	1,539,555
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250		05/01/2049	4,043,308
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
3,230,000	4.200		05/01/2036	3,153,355
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,640,000	5.125	(c)	11/01/2038	1,661,802
2,800,000	5.250	(c)	11/01/2049	2,804,089
Wellness Ridge Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000	5.000	(c)	06/15/2044	752,908
1,000,000	5.200	(c)	06/15/2055	952,671
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,315,000	5.125		06/15/2043	1,330,128
1,210,000	5.375		06/15/2053	1,223,586
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250		11/01/2049	1,047,507
West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		06/15/2053	1,169,023
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
570,000	3.625	(c)	05/01/2041	481,784
1,545,000	4.000	(c)	05/01/2051	1,260,350
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
550,000	5.250		05/01/2052	539,731
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400		05/01/2041	1,188,007
West Port East Community Development District Charlotte County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
650,000	6.000	(c)	05/01/2055	661,060
West Villages Improvement District Capital Improvement RB for Unit of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
1,145,000	5.625		05/01/2054	1,129,072

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District City of North Port Florida Capital Improvement RB, Series 2025 (NR/NR)
$1,560,000	6.000%		05/01/2055	$1,614,566
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
595,000	5.375		05/01/2042	609,794
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
850,000	5.375		05/01/2043	869,323
2,260,000	5.625		05/01/2053	2,308,994
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750		05/01/2039	2,297,744
3,790,000	5.000		05/01/2050	3,663,981
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
570,000	6.250		05/01/2054	599,540
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
420,000	5.000	(c)	05/01/2038	425,522
600,000	5.200	(c)	05/01/2048	601,571
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625		05/01/2039	975,382
1,590,000	4.850		05/01/2049	1,501,655
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
800,000	4.100	(c)	05/01/2037	768,682
795,000	4.125	(c)	05/01/2038	752,359
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000		05/01/2039	1,213,527
2,000,000	5.200		05/01/2050	1,988,418
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
1,630,000	5.750		05/01/2044	1,647,521
2,025,000	6.000		05/01/2054	2,051,408
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,150,000	6.000		06/15/2052	1,192,597
Westview South Community Development District Counties of Osceola and Polk Florida Special Assessment Bonds Series 2025 (NR/NR)
2,750,000	6.200	(c)	05/01/2055	2,829,915
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
760,000	5.375		05/01/2043	766,305
2,395,000	5.600		05/01/2053	2,411,976
1,410,000	5.625		05/01/2053	1,426,514
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/NR)
595,000	5.375		05/01/2043	599,936
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
675,000	5.625		05/01/2053	684,161

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$830,000	5.500%		05/01/2053	$844,691
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)
420,000	5.200		05/01/2044	420,851
490,000	5.500		05/01/2054	490,504
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
995,000	5.900		05/01/2055	988,844
Willowbrook Community Development District Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.650	(c)	05/01/2045	1,000,644
1,250,000	5.875	(c)	05/01/2056	1,251,483
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,100,000	5.750		05/01/2052	1,130,070
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,170,000	4.000		05/01/2052	919,099
Wind Meadows South Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
1,105,000	5.625		05/01/2053	1,118,627
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
955,000	5.000		11/01/2049	926,794
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
1,770,000	5.000		11/01/2045	1,757,962
Winding Oaks Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
710,000	5.400		05/01/2044	700,967
1,130,000	5.700		05/01/2055	1,111,808
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.450		05/01/2044	1,026,849
1,000,000	5.750		05/01/2054	1,035,258
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	4.250		05/01/2052	859,147
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
765,000	4.250		05/01/2040	710,323
1,000,000	4.500		05/01/2051	885,162
Windward Preserve Community Development District City of Cocoa Florida Capital Improvement RB Series 2025 (NR/NR)
920,000	6.000		05/01/2056	943,840
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700		05/01/2040	1,387,907
3,450,000	3.875		05/01/2050	2,745,723

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Woodcreek Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
$795,000	5.500%		05/01/2055	$760,954
Woodland Crossing Community Development District Sumter County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000	5.875	(c)	05/01/2045	1,015,619
1,800,000	6.125	(c)	05/01/2056	1,829,415
Woodland Preserve Community Development District Manatee County Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
530,000	5.300	(c)	05/01/2045	523,565
750,000	5.500	(c)	05/01/2055	735,544
Woodland Ranch Estates Community Development District Town of Dundee Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.550		05/01/2045	498,152
620,000	5.750		05/01/2055	614,372
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
545,000	3.375		05/01/2041	440,487
860,000	4.000		05/01/2051	685,256

				1,831,542,385

Georgia - 1.8%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A1/A)
1,000,000	4.000		07/01/2040	983,335
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000	4.000		08/01/2053	1,098,626
Columbia County Hospital Authority Revenue Anticipation Certificates, (Wellstar Health System, Inc. Project) Series 2023A (A2/A+)
1,495,000	5.125		04/01/2053	1,527,787
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
1,865,000	5.000		06/01/2054	1,931,564
Development Authority of Dekalb County RB for The Globe Academy, Inc., Project Series 2024A (Baa2/NR)
300,000	5.000		06/01/2050	287,377
480,000	5.000		06/01/2055	452,377
2,635,000	5.000		06/01/2063	2,422,244
Development Authority of Lagrange Revenue Refunding and Improvement Bonds, Series 2021A (Lagrange College Project) (NR/NR)
400,000	5.000		10/15/2052	325,409
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125	*	03/01/2052	450,000
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000	5.000	(c)	01/01/2054	16,671,887
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
12,180,000	4.000		01/01/2054	10,109,150

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)
$3,690,000	3.625	%(c)	01/01/2031	$3,584,267
1,340,000	5.000	(c)	01/01/2036	1,357,317
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,000,000	5.000	(a)(b)	07/01/2053	7,531,439
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa2/NR)
1,500,000	5.000	(a)(b)	06/01/2055	1,631,839
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
7,235,000	5.000	(a)(b)	12/01/2053	7,795,809
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
500,000	5.000	(a)(b)	09/01/2053	536,387
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A1/NR)
3,300,000	5.000		05/15/2043	3,342,804
27,350,000	5.000		05/15/2049	28,299,357
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B (A3/NR)
33,000,000	5.000	(a)(b)	12/01/2055	35,835,535
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B (A3/NR)
25,000,000	5.000	(a)(b)	12/01/2052	26,487,463
Municipal Electric Authority of Georgia Plant Vogtle Project J Bonds Series 2019A (A3/A)
5,000,000	5.000		01/01/2059	4,979,016
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (NR/NR)
1,500,000	4.000	(c)	01/01/2038	1,454,502
Savannah-Georgia Convention Center Authority Convention Center Hotel First Tier RB Series 2025A (NR/BBB-)
11,145,000	5.250		06/01/2061	11,080,283
Savannah-Georgia Convention Center Authority Convention Center Hotel Second Tier RB Series 2025B (NR/NR)
8,865,000	6.250	(c)	06/01/2061	8,873,045
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
36,250,000	0.000	(c)(h)	12/15/2048	31,808,262
The Atlanta Development Authority Senior RB Westside Gulch Area Project Series 2024A-2 (NR/NR)
12,875,000	5.500	(c)	04/01/2039	13,067,965

				223,925,046

Guam - 0.2%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
610,000	5.125		10/01/2034	652,909
220,000	5.250		10/01/2035	235,629
510,000	5.250		10/01/2036	542,191
300,000	5.375		10/01/2040	315,822
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
975,000	5.375		10/01/2043	1,008,168

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
$7,680,000	5.000%		02/01/2040	$7,650,612
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000		12/01/2031	508,445
Guam Government Limited Obligation Section 30 Bond Series 2016A (NR/BB)
3,000,000	5.000		12/01/2046	3,006,424
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
1,540,000	5.000		01/01/2050	1,540,050
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
5,000,000	5.000		01/01/2046	5,005,138

				20,465,388

Hawaii - 0.4%
Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,750,000	5.000	(c)	07/01/2039	2,640,376
2,750,000	5.125	(c)	07/01/2043	2,540,690
Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
16,715,000	4.000		07/01/2047	15,982,007
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
1,200,000	4.000		03/01/2037	1,161,343
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
15,755,000	3.200		07/01/2039	13,658,444
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba2/NR)
945,000	3.500		10/01/2049	742,534
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
2,450,000	5.000		05/15/2044	2,362,100
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
2,750,000	5.000		07/01/2047	2,811,228
State of Hawaii Department of Budget and Finance Pacific University Special Purpose Revenue Refunding Bonds Series 2018 (NR/NR)
12,500,000	6.000	(c)	07/01/2028	12,756,131

				54,654,853

Idaho - 0.0%
Avimor Community Infrastructure District No. 1 in The City of Eagle Idaho in The Counties of Ada Boise and Gem Idaho Special Assessment Bonds Series 2024 (NR/NR)
2,043,000	5.875	(c)	09/01/2053	2,081,774

Illinois - 7.2%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
825,000	3.750		07/01/2041	825,345

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
$1,725,000	5.000%		04/01/2046	$1,662,170
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
6,380,000	5.000		12/01/2042	6,016,600
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
6,665,000	5.000		12/01/2047	5,992,366
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2023A (NR/BB+)
2,925,000	6.000		12/01/2049	2,980,163
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues Series 2017B (NR/BB+)
10,000,000	7.000	(c)	12/01/2042	10,216,118
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
7,500,000	5.000		12/01/2044	6,908,861
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000		04/01/2046	16,209,280
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
9,310,000	0.000	(f)	12/01/2029	7,992,373
6,345,000	0.000	(f)	12/01/2030	5,227,665
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
185,000	0.000	(f)	12/01/2029	158,817
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB)
160,000	0.000	(f)	01/01/2031	133,120
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB+)
5,500,000	7.000	(c)	12/01/2046	5,601,225
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
23,595,000	0.000	(f)	12/01/2031	18,569,801
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
6,330,000	5.500		12/01/2027	6,567,611
3,000,000	5.500		12/01/2028	3,158,595
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
20,125,000	5.250		12/01/2035	20,157,580
11,410,000	5.250		12/01/2039	11,331,044
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba1/BB+)
2,300,000	5.500		12/01/2030	2,480,423
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
13,525,000	6.038		12/01/2029	13,343,289
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000	4.000		12/01/2035	10,948,771

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
$84,575,000	7.000%		12/01/2044	$84,597,954
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000	6.500		12/01/2046	61,589,741
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2017H (NR/BB+)
17,290,000	5.000		12/01/2046	15,664,073
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB)
11,415,000	0.000	(f)	01/01/2032	9,087,454
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB)
14,455,000	5.000		01/01/2038	14,454,542
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
255,000	5.000		01/01/2047	253,621
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
5,460,000	4.000		01/01/2052	4,892,047
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000		01/01/2041	2,372,317
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000	5.750		04/01/2048	7,122,944
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
21,870,000	5.000		12/01/2046	19,813,376
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
22,920,000	5.000		12/01/2046	20,764,635
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
4,700,000	4.000		12/01/2047	3,587,294
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2024A (AMT) (NR/A+)
15,000,000	5.500		01/01/2059	15,701,325
City of Chicago GO Bonds Series 2019A (NR/BBB)
14,490,000	5.500		01/01/2049	14,314,451
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,383,000	4.000		01/01/2049	1,828,839
City of Chicago GO Bonds Series 2024A (NR/BBB)
2,780,000	5.250		01/01/2045	2,735,701
City of Chicago GO Bonds, 2025 Series A (NR/BBB)
11,500,000	6.000		01/01/2050	11,969,673
City of Chicago GO Bonds, Series 2025C (NR/BBB)
2,725,000	6.000		01/01/2043	2,913,136
City of Chicago GO Bonds, Series 2025E (NR/BBB)
1,250,000	6.000		01/01/2042	1,345,526
City of Chicago IL GO Bonds Series 2019 (NR/BBB)
5,000,000	5.000		01/01/2044	4,708,797
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
24,770,000	5.500		01/01/2053	25,581,369
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000	5.250		01/01/2053	1,182,761

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (NR/A+)
$7,450,000	5.000%		01/01/2052	$7,390,803
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,400,000	4.500		01/01/2048	2,290,273
3,405,000	5.500		01/01/2055	3,525,496
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
3,000,000	5.500		01/01/2053	3,161,228
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue and RR Bonds Series 2018A (AMT) (NR/A+)
10,670,000	5.000		01/01/2048	10,682,712
500,000	5.000		01/01/2053	494,439
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2018A (BAM) (NR/AA)
2,500,000	4.000		01/01/2043	2,292,225
City of Marion Williamson County Illinois Sales Tax RB Star Bond District Project Area No. 1 Series 2025 (NR/NR)
4,200,000	6.375		06/01/2045	4,115,963
13,725,000	6.625		06/01/2055	13,509,820
Community Consolidated School District Number 34 Lake County Illinois Antioch GO School Bonds Alternate Revenue Source, Series 2025C (NR/AA)
9,745,000	5.000		01/01/2050	9,972,323
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,675,000	5.800		03/01/2037	1,389,332
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000		11/15/2047	2,279,525
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
863,000	5.625		03/01/2036	863,212
Eastern Illinois Economic Development Authority Business District RB for Remington Road & I-57 Business District Series 2023 (NR/NR)
4,875,000	6.000		05/01/2046	4,862,572
Illinois Finance Authority RB for Clark-Lindsey Series 2022A (NR/NR)
950,000	5.375		06/01/2042	893,805
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
4,000,000	5.625	(c)	08/01/2053	4,070,008
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,200,000	5.000		03/01/2047	1,100,104
1,050,000	5.000		03/01/2052	934,614
Illinois Finance Authority RB for Lake Forest College Series 2022A (NR/BBB)
2,250,000	5.500		10/01/2047	2,279,160
1,925,000	5.250		10/01/2052	1,879,082
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
1,750,000	6.625		05/15/2052	1,825,539
3,700,000	6.750		05/15/2058	3,850,216

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Roosevelt University Series 2007 (B2/NR)
$2,950,000	5.500%		04/01/2032	$2,950,603
14,320,000	5.500		04/01/2037	13,931,347
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
11,275,000	6.125	(c)	04/01/2049	10,923,813
Illinois Finance Authority RB for Roosevelt University Series 2019A (NR/NR)
28,645,000	6.125	(c)	04/01/2058	27,575,212
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
1,000,000	4.000		10/01/2040	923,453
950,000	4.000		10/01/2050	811,965
Illinois Finance Authority RB Illinois Institute of Technology Series 2025 RB Series 2025A (NR/BB+)
3,700,000	5.875	(c)	09/01/2046	3,667,865
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
685,000	4.000		05/15/2027	683,285
2,825,000	5.000		05/15/2037	2,837,730
1,055,000	5.000		05/15/2047	993,556
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
1,500,000	4.000		09/01/2035	1,376,529
2,000,000	4.000		09/01/2037	1,792,924
2,000,000	4.000		09/01/2039	1,735,912
1,500,000	4.000		09/01/2041	1,259,839
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
500,000	5.000		09/01/2036	504,270
3,470,000	5.000		09/01/2046	3,450,595
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000		05/15/2051	812,315
765,000	5.000		05/15/2056	640,748
Illinois Finance Authority RB Series 2018B (NR/NR)
2,775,000	6.125	(c)	04/01/2058	2,671,364
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000	4.000	(c)	10/01/2042	1,794,384
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000	5.500		06/01/2057	11,545,489
Illinois Finance Authority RB Series 2025 Rosalind Franklin University Woodlands Apartment Project (NR/NR)
16,000,000	5.250	(c)	08/01/2035	16,182,197
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BB+)
4,325,000	5.000		12/01/2049	3,575,752
Illinois Finance Authority Revenue Project and Refunding Bonds Series 2025A (NR/BB)
1,000,000	6.000	(c)	10/01/2045	1,011,317
Illinois Finance Authority Revenue Project and Refunding Bonds, Series 2025A (NR/BB)
1,150,000	6.125	(c)	10/01/2050	1,163,732
Illinois Finance Authority Revenue Refunding Bonds for The Admiral at The Lake Project Series 2017 (NR/NR)
10,000,000	5.000		05/15/2033	9,370,868

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
$9,175,000	4.875%		04/01/2050	$9,249,610
Illinois State GO Bonds Series 2017 A (A3/A-)
9,500,000	5.000		12/01/2035	9,759,088
1,805,000	4.500		12/01/2041	1,759,596
4,730,000	5.000		12/01/2042	4,770,976
Illinois State GO Bonds Series 2017 D (A3/A-)
2,740,000	5.000		11/01/2028	2,863,217
Illinois State GO Bonds Series 2018 A (A3/A-)
5,280,000	5.000		05/01/2042	5,349,240
5,280,000	5.000		05/01/2043	5,335,679
Illinois State GO Bonds Series 2019 C (A3/A-)
1,500,000	4.000		11/01/2042	1,361,998
Illinois State GO Bonds Series 2020 (A3/A-)
1,575,000	5.500		05/01/2039	1,671,657
4,250,000	5.750		05/01/2045	4,455,527
Illinois State GO Bonds Series 2020 C (A3/A-)
1,975,000	4.250		10/01/2045	1,816,217
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,356,000	6.250		03/01/2034	1,357,207
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
3,665,000	0.000	(f)	12/15/2029	3,203,343
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa2/A)
11,900,000	0.000	(f)	06/15/2038	6,872,280
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/A)
13,500,000	0.000	(f)	12/15/2032	10,467,993
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
1,320,000	0.000	(f)	12/15/2031	1,069,068
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR)
530,000	0.000	(f)	06/15/2030	463,548
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
6,655,000	0.000	(f)	06/15/2044	2,710,903
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
75,530,000	0.000	(f)	12/15/2056	15,484,413
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
89,565,000	0.000	(f)	12/15/2054	20,500,327
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
2,980,000	0.000	(f)	12/15/2056	629,807
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa2/A)
2,200,000	0.000	(f)	12/15/2034	1,553,980

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier and Exposition Authority Illinois Mccormick Place Expansion Project Bonds Series 2015A (AG) (NR/AA)
$5,900,000	0.000	%(f)	12/15/2052	$1,542,639
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000	4.000		06/15/2052	1,784,229
Metropolitan Pier and Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (AGM-CR) (A1/AA)
20,665,000	0.000	(f)	12/15/2056	4,367,434

North Lincoln Redevelopment Project Area Certificates of Participation Evidencing Proportionate Interests in Payments to be Made With Respect to A Tax Increment Allocation Revenue Note District 1860 Development Project Tax-Exempt Series B (NR/NR)

1,000,000	5.750	(c)	12/01/2043	1,006,108
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood Springs Club Series 2006 (NR/NR)
1,291,000	6.000		03/01/2036	1,228,703
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa3/AA)
5,000,000	4.000		06/01/2046	4,532,721
Southwestern Illinois Development Authority Environmental Improvement RB Series 2012 (United States Steel Corporation Project) (Ba3/BB+)
3,300,000	5.750		08/01/2042	3,300,886
State of Illinois GO Bonds Series 2017 A (A3/A-)
9,500,000	4.250		12/01/2040	9,090,569
State of Illinois GO Bonds Series 2017C (A3/A-)
10,000,000	5.000		11/01/2029	10,449,911
State of Illinois GO Bonds Series 2020C (A3/A-)
1,000,000	4.000		10/01/2041	921,566
State of Illinois GO Bonds Series 2021A (A3/A-)
5,910,000	4.000		03/01/2041	5,486,326
9,000,000	5.000		03/01/2046	9,123,130
State of Illinois GO Bonds Series 2022A (A3/A-)
3,000,000	5.500		03/01/2047	3,137,870
State of Illinois GO Bonds, Series of May 2024B (A3/A-)
7,400,000	5.250		05/01/2047	7,648,121
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
2,000,000	5.000		10/01/2028	2,131,840
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
2,750,000	4.000		12/01/2033	2,764,793
7,950,000	4.250		12/01/2037	7,820,411
State of Illinois Illinois GO Bonds, Series of September 2025F (A3/A-)
28,225,000	5.250		09/01/2049	29,061,315
The County of Cook Illinois Multifamily Housing RB for Deerfield Supportive Living Project Series 2024 (NR/NR)
3,000,000	6.500		01/01/2045	2,977,586
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba3/NR)
3,170,000	5.750	(c)	03/01/2053	3,076,308
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
1,065,000	5.000	(c)	01/01/2045	976,825
1,800,000	5.000	(c)	01/01/2055	1,596,133

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Village of Bellwood Cook County Illinois Tax Increment RB Series 2024 (NR/BBB)
$2,525,000	5.000%		12/01/2050	$2,482,205
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000		01/01/2039	1,951,259
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125		10/01/2041	469,499
2,330,000	4.125		10/01/2046	1,925,065

				924,371,434

Indiana - 0.3%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
4,755,000	5.000	(c)	01/01/2054	4,609,272
City of Valparaiso Indiana RB Series 2025A (Ba1/BB+)
2,700,000	6.250	(c)	10/01/2050	2,708,839
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
4,800,000	9.500	(c)	10/01/2035	4,685,598
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
1,300,000	5.125		06/01/2058	1,279,704
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000		09/15/2049	318,531
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (Ba3/BB+)
2,415,000	4.125		12/01/2026	2,419,477
Indiana Finance Authority Midwestern Disaster Relief RB Series 2012A (Baa3/NR)
1,000,000	4.250		11/01/2030	1,024,178
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
1,780,000	5.000		07/01/2055	1,589,723
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
1,000,000	3.000		11/01/2030	978,116
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
1,000,000	3.000		11/01/2030	978,116
Indiana Finance Authority Student Housing RB Prg Uindy Properties Llc Series 2025 (NR/BB)
900,000	5.250		07/01/2045	837,384
Indiana Finance Authority Student Housing RB Prg Uindy Properties LLC Series 2025 (NR/BB)
2,050,000	5.625		07/01/2050	1,956,654
2,200,000	5.250		07/01/2055	1,958,843
Indiana Finance Authority Student Housing RB Series 2023A (NR/BBB-)
2,100,000	5.000		06/01/2053	2,046,321
5,500,000	5.375		06/01/2064	5,527,116
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/NR)
7,520,823	6.500	*	11/15/2031	75
The Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000	6.000		03/01/2053	2,851,425

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A)
$3,300,000	2.500%		09/01/2050	$1,845,905
Town of Whiteland Indiana Economic Development RB for Patch Whiteland Project Phase II (NR/NR)
1,375,000	6.125	(c)	03/01/2049	1,367,033

				38,982,310

Iowa - 0.6%
Iowa Finance Authority Health Facilities RB Pella Regional Health Center, Series 2025 (NR/NR)
1,535,000	5.500		12/01/2045	1,582,494
1,800,000	5.250		12/01/2050	1,794,812
2,250,000	5.750		12/01/2055	2,331,442
Iowa Finance Authority Midwestern Disaster Area RB Alcoa Inc. Projects (Baa1/BBB+)
5,000,000	4.750		08/01/2042	4,943,862
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aa1/AA+)
2,300,000	5.000	(a)(b)(g)	12/01/2032	2,646,558
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
15,800,000	5.000	(g)	12/01/2032	18,180,705
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000		05/15/2055	1,601,690
5,900,000	5.000		05/15/2055	5,466,927
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
6,855,000	5.000		05/15/2047	6,497,379
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
11,900,000	5.000		05/15/2043	11,540,972
5,735,000	5.000		05/15/2048	5,408,650
Iowa Finance Authority Senior Living Facility RB Presbyterian Homes Mill Pond Project Series 2025 (NR/NR)
1,400,000	5.750	(e)	10/01/2055	1,408,925
5,225,000	5.875	(e)	10/01/2065	5,249,045
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
975,000	5.375		10/01/2052	988,024
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
2,750,000	6.000		10/01/2055	2,871,812
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000	4.000		06/01/2049	2,525,564

				75,038,861

Kansas - 0.2%
City of Garden City Kansas Sales Tax Special Obligation RB Sports of The World Star Bond Project Phase II Series 2025 (NR/NR)
2,300,000	5.375	(c)	06/01/2039	2,300,753
City of Manhattan Health Care Facilities RB Series 2022A (NR/NR)
2,070,000	4.000		06/01/2052	1,557,376

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kansas – (continued)
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
$1,075,000	4.000%		06/01/2046	$868,738
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
120,000	2.875		04/01/2030	119,992
940,000	3.125		04/01/2036	890,846
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,775,000	6.500		12/01/2052	1,792,049
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000		05/15/2028	1,162,727
1,215,000	5.000		05/15/2029	1,225,854
2,850,000	5.000		05/15/2034	2,852,271
1,190,000	5.000		05/15/2050	984,384
Kansas City Unified Government Sales Tax Special Obligation Capital Appreciation RB for Vacation Village Project Area Four - Multi-Sport Athletic Complex Project, Series 2015 (NR/NR)
2,440,000	0.000	(c)(f)	09/01/2034	1,350,323
Kansas Development Finance Authority Variable Rate Demand Health Facilities RB Ku Health System Series 2011J (NR/AA+/A-1)
12,130,000	3.700	(a)(b)	03/01/2041	12,130,000

				27,235,313

Kentucky - 0.2%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)
3,150,000	4.450	(c)	01/01/2042	3,037,258
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)
1,540,000	4.700	(c)	01/01/2052	1,431,157
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
2,000,000	2.125		10/01/2034	1,651,175
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
3,000,000	2.000		02/01/2032	2,644,469
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (Baa1/A)
750,000	4.000		06/01/2046	629,031
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000		03/01/2046	180,333
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A1/AA)
900,000	4.000		12/01/2041	865,314
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
2,925,000	4.000		06/01/2045	2,716,165
Kentucky Economic Development Finance Authority RB
Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
6,350,000	5.000		08/01/2049	6,295,737

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
$1,500,000	3.000%		10/01/2043	$1,153,739

				20,604,378

Louisiana - 1.2%
Airport Commission Of The City And County Of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (Amt) (Ca) (Ba1/BB+) (PUTABLE)
1,400,000	6.100	(a)(b)(c)	06/01/2038	1,513,772
Board of Commissioners of The Port of New Orleans Louisiana Port Facility RB, Series 2025B (AMT) (AG) (A1/AA)
2,560,000	5.500		04/01/2054	2,698,539
Board of Commissioners of The Port of New Orleans, Louisiana Port Facility RB, Series 2025B (AMT) (AG) (A1/AA)
2,840,000	5.500		04/01/2051	3,000,907
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,600,000	5.000		12/01/2034	1,620,926
4,765,000	5.000		12/01/2039	4,626,206
City of New Orleans Louisiana Public Improvement Bonds, Issue of 2021A (A2/A+)
5,000,000	5.000		12/01/2046	5,108,995
Lakeshore Villages Master Community Development District (Parish of St. Tammany, Louisiana) Special Assessment RB, Series 2025 (NR/NR)
295,000	6.000		06/01/2054	301,111
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
1,410,000	5.500		06/01/2052	1,411,641
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
2,870,000	4.125		06/01/2039	2,638,030
2,300,000	4.375		06/01/2048	1,963,543
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200		06/01/2041	1,405,786
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
5,395,000	6.625	(c)	06/15/2062	5,298,389
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
8,865,000	3.500		11/01/2032	8,657,508
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
7,235,000	5.250	(a)(b)	12/01/2052	7,914,394
Louisiana Public Facilities Authority RB Acadiana Renaissance Charter Academy Project, Series 2025 (NR/NR)
2,725,000	6.000	(c)	06/15/2059	2,718,219
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR)
930,000	6.125	(c)	06/01/2052	933,140
1,325,000	6.250	(c)	06/01/2062	1,330,080

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
$900,000	6.250	%(c)	06/01/2052	$887,087
1,850,000	6.375	(c)	06/01/2062	1,826,134
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000	3.000		06/01/2050	1,423,910
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
7,725,000	4.000		05/15/2042	7,194,366
3,100,000	5.000		05/15/2046	3,103,624
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000	4.000	(c)	06/01/2051	1,769,573
2,070,000	4.000	(c)	06/01/2056	1,436,137
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000	4.000	(c)	06/01/2051	1,174,939
1,065,000	4.000	(c)	06/01/2056	736,694
Louisiana Public Facilities Authority Revenue Bonds Series 2024A (NR/NR)
4,730,000	7.375	(c)	06/01/2054	4,914,646
4,600,000	7.500	(c)	06/01/2059	4,801,399
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000	5.000		05/15/2042	10,045,194
Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
24,115,000	5.500		09/01/2059	24,327,292
5,000,000	5.750		09/01/2064	5,131,645
18,385,000	5.000		09/01/2066	17,454,982
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba1/BB+)
2,375,000	6.350	(c)	07/01/2040	2,578,505
Plaquemines Port Harbor and Terminal District Dock and Wharf Facilities RB Nola Terminal LLC Project Series 2024A (NR/NR)
6,450,000	9.000	(c)	12/01/2044	5,528,830

				147,476,143

Maine - 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Casella Waste Systems, Inc. Project Series 2024 (B1/B+)
2,975,000	4.625	(a)(b)(c)	12/01/2047	2,929,080
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
4,000,000	5.000		07/01/2048	4,026,759
Maine Health and Higher Educational Facilities Authority RB Eastern Maine Healthcare Systems Obligated Group Issue Series 2016A (Ba3/BB-)
125,000	4.000		07/01/2046	98,247
5,280,000	5.000		07/01/2046	4,854,235

				11,908,321

Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
3,000,000	4.000		01/01/2039	2,906,027

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
$2,950,000	4.500%		09/01/2033	$2,962,048
3,000,000	5.000		09/01/2038	3,016,983
City Council of Baltimore Convention Center Hotel Revenue Refunding Bonds Series 2017 (NR/B+)
7,775,000	5.000		09/01/2042	7,584,551
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/B+)
1,400,000	5.000		09/01/2028	1,428,491
2,235,000	5.000		09/01/2039	2,235,350
14,715,000	5.000		09/01/2046	14,204,921
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)
325,000	3.550	(c)	06/01/2034	307,464
200,000	3.700	(c)	06/01/2039	179,895
300,000	3.875	(c)	06/01/2046	255,546
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
290,000	3.400	(c)	06/01/2034	275,270
310,000	3.450	(c)	06/01/2035	292,169
550,000	3.500	(c)	06/01/2039	493,500
1,650,000	3.625	(c)	06/01/2046	1,380,998
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000		07/01/2036	1,468,101
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
2,370,000	4.000		01/01/2050	2,013,897
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
1,850,000	4.000		01/01/2045	1,629,256
9,765,000	4.000		01/01/2050	8,237,588
County of Prince George’s Special Obligation Bonds for Westphalia town Center Project Series 2018 (NR/NR)
4,535,000	5.250	(c)	07/01/2048	4,538,644
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,635,000	4.000	(c)	07/01/2050	3,141,007
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/A-)
2,375,000	5.000		06/01/2058	2,377,218
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000		07/01/2040	860,275
1,400,000	4.250		07/01/2050	1,226,389
1,025,000	5.000		07/01/2050	1,011,911
2,415,000	5.000		07/01/2056	2,390,598
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000	5.000		06/01/2044	988,975
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
5,250,000	5.000		06/01/2049	5,058,517
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
6,000,000	3.997		04/01/2034	4,391,585

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
$1,000,000	5.750%		07/01/2053	$1,043,346
2,000,000	6.000		07/01/2058	2,109,147
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
3,125,000	5.500		06/01/2047	3,136,244
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000		07/01/2050	856,640
Maryland Health and Higher Educational Facilities Authority RB for Monocacy Montessori Communities Issue Series 2023 (NR/NR)
900,000	6.125	(c)	07/01/2053	901,783
900,000	6.250	(c)	07/01/2063	903,312
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
1,355,000	5.500	(c)	05/01/2052	1,245,192
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (A1/AA-)
13,800,000	0.000	(f)	05/01/2053	3,419,157
10,125,000	0.000	(f)	05/01/2054	2,384,791
8,750,000	0.000	(f)	05/01/2055	1,959,142
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
1,400,000	5.000		09/01/2035	1,412,004
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000	5.000		06/01/2051	1,421,008

				97,648,940

Massachusetts - 1.0%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023, Series A (Aa1/AA+)
1,680,000	5.000		05/01/2053	1,740,680
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
16,545,000	5.000		01/01/2049	17,283,158
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA+)
2,130,000	3.000		04/01/2044	1,697,003
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2023 Series A (NR/AA+)
3,000,000	5.250		07/01/2048	3,188,740
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2024 Series A (NR/AA+)
1,675,000	5.250		07/01/2052	1,783,180
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue Series 2025A (NR/BBB+)
12,320,000	5.500		08/15/2050	12,687,839
Massachusetts Development Finance Agency RB CHF Merrimack, Inc. Issue Merrimack College Student Housing Project Series 2024A (NR/BB)
1,100,000	5.000	(c)	07/01/2054	1,032,100

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Boston Medical Center Series G (Baa2/BBB)
$1,740,000	5.250%		07/01/2052	$1,729,911
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,000,000	5.000	(c)	11/15/2033	1,031,530
900,000	5.000	(c)	11/15/2038	924,292
2,350,000	5.125	(c)	11/15/2046	2,378,413
Massachusetts Development Finance Agency RB for Merrimack College Series 2022 (NR/BBB-)
2,075,000	5.000		07/01/2052	1,995,190
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa3/BB+)
1,950,000	5.000		10/01/2036	1,945,729
Massachusetts Development Finance Agency RB for Simmons University issue, Series 2023 N (Baa3/BB+)
580,000	5.250		10/01/2039	573,576
1,450,000	5.000		10/01/2043	1,320,931
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
17,725,000	8.500		10/01/2026	17,748,775
Massachusetts Development Finance Agency RB Suffolk University Issue Series 2025 (Baa3/NR)
4,475,000	5.250		07/01/2055	4,421,248
Massachusetts Development Finance Agency RB Umass Memorial Health Care Obligated Group Issue Series N-1 2025 (NR/BBB+)
13,700,000	4.500		07/01/2054	12,658,109
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series 2025 (Baa3/NR)
2,275,000	6.000		07/01/2050	2,427,426
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series 2025 (NR/NR)
1,825,000	5.250		07/01/2050	1,828,012
2,275,000	5.250		07/01/2055	2,255,836
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000	5.000		07/01/2044	23,572,724
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2025 Series A (NR/AA)
16,500,000	5.000		02/15/2055	17,208,137

				133,432,539

Michigan - 1.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
106,377,643	4.000	(a)	04/01/2044	83,663,080
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
665,000	5.500		04/01/2031	731,457
470,000	5.500		04/01/2033	511,919
280,000	5.500		04/01/2034	303,462
300,000	5.500		04/01/2035	323,451
245,000	5.500		04/01/2036	262,669
465,000	5.500		04/01/2037	495,998
495,000	5.500		04/01/2038	525,191
355,000	5.500		04/01/2039	374,821
690,000	5.500		04/01/2040	723,900

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2020 (Baa1/BBB) – (continued)
$1,360,000	5.500%		04/01/2045	$1,400,295
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
450,000	3.244		04/01/2029	431,530
125,000	3.344		04/01/2030	118,422
475,000	3.644		04/01/2034	435,966
City of Detroit MI GO Bonds Series 2020 (Baa1/BBB)
295,000	5.500		04/01/2032	322,927
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt Social Bonds (Baa1/BBB)
675,000	4.000		04/01/2042	609,372
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
3,750,000	5.000		04/01/2046	3,771,551
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2023C (Tax Exempt) (Baa1/BBB)
1,200,000	6.000		05/01/2043	1,306,160
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2021A (Baa1/BBB)
725,000	4.000		04/01/2041	670,684
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds Series 2023A (Tax Exempt) (Baa1/BBB)
3,675,000	6.000		05/01/2039	4,124,131
City of Kalamazoo Economic Development Corporation Limited Obligation RB for Heritage Community of Kalamazoo Revel Creek Project Series 2020A (NR/NR)
3,880,000	5.000		05/15/2055	3,465,655
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333	4.000	(a)	04/01/2044	2,675,054
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
4,675,000	3.650	(i)	07/01/2032	4,635,925
Grand Rapids Charter township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
7,950,000	5.000		05/15/2037	8,023,062
4,125,000	5.000		05/15/2044	3,930,944
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
900,000	6.000		01/01/2054	856,648
900,000	6.250		01/01/2059	868,620
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
475,000	4.000		11/15/2045	384,112
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000	4.000		11/15/2043	1,435,412
Michigan Finance Authority Act 38 Facilities Senior RB for the Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
2,790,000	4.375		02/28/2054	2,618,036
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2017 (NR/BBB-)
4,570,000	5.000		02/01/2047	4,227,428
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
975,000	4.000		11/15/2050	846,850

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
$1,550,000	4.000%		02/15/2050	$1,343,324
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (NR/BB+)
800,000	4.000		12/01/2041	664,372
1,230,000	4.000		12/01/2051	928,881
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,500,000	4.250		12/01/2039	1,245,382
1,190,000	5.000		12/01/2046	996,321
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
1,000,000	5.000		09/01/2040	963,032
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
475,000	4.000		09/01/2045	375,881
500,000	4.000		09/01/2050	372,926
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
6,275,000	3.267		06/01/2039	5,942,107
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
252,800,000	0.000	(f)	06/01/2065	24,891,649
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
705,000	4.000		01/01/2031	690,670
1,115,000	4.000		01/01/2041	945,759
1,695,000	4.000		01/01/2051	1,297,084
Michigan State Housing Development Authority Single-Family Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
14,000,000	5.100	(e)	06/01/2056	14,023,033
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000	4.125		06/30/2035	2,554,493
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,800,000	5.000		05/15/2037	1,816,542
1,400,000	5.000		05/15/2044	1,334,139
Michigan tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)
42,935,000	0.000	(f)	06/01/2052	5,193,495
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
365,435,000	0.000	(f)	06/01/2058	9,007,534
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000	5.000		03/01/2033	4,235,461
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
4,855,000	4.000		06/01/2051	3,488,004

				217,384,821

Minnesota - 0.3%
City of Apple Valley, Minnesota Senior Housing RB Phs Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series 2025A (NR/NR)
900,000	5.625		09/01/2065	900,943

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
City of Eagan Minnesota Charter School Lease RB Great Oaks Academy Series 2025A (NR/NR)
$400,000	6.250	%(c)	02/01/2045	$393,021
600,000	6.375	(c)	02/01/2055	578,776
1,150,000	6.500	(c)	02/01/2065	1,110,924
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
4,980,000	5.000		05/01/2054	5,057,949
City of St. Paul Housing & Redevelopment Authority Charter School Lease RB for Higher Ground Academy Project Series 2023 (NR/BB+)
1,630,000	5.500		12/01/2057	1,616,115
Duluth Economic Development Authority Health Care Facilities RB for Essentia Health Obligated Group Series 2018A (NR/A-)
18,575,000	5.250		02/15/2058	18,668,525
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
1,365,000	4.250		02/15/2048	1,241,489
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,400,000	4.000		07/01/2036	1,260,992
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
685,000	4.200	(g)	03/01/2027	699,308
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
1,525,000	5.000		05/01/2032	1,531,199
2,400,000	5.000		05/01/2047	2,140,462
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
425,000	4.000		12/01/2034	401,923
650,000	4.000		12/01/2040	564,688

				36,166,314

Mississippi - 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
4,000,000	2.375		06/01/2044	2,503,040
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
1,225,000	5.000	(c)	10/01/2030	1,273,435
850,000	4.000	(c)	10/01/2034	786,432
700,000	4.000	(c)	10/01/2035	634,389
750,000	4.000	(c)	10/01/2036	666,734
3,000,000	4.000	(c)	10/01/2041	2,436,587

				8,300,617

Missouri - 0.5%
Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)
545,266	5.000	(a)(c)*	04/01/2043	16,358
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR)
2,752,991	5.000	(a)(c)*	04/01/2043	82,590
Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
950,000	4.000		03/01/2041	918,203

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+) – (continued)
$2,825,000	3.000%		03/01/2046	$2,147,088
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
2,550,000	5.000		05/15/2041	2,552,226
Health and Educational Facilities Authority of The State of Missouri Educational Facilities RB Maryville University of Saint Louis Project, Series 2025A (Baa3/NR)
2,450,000	5.500		06/15/2047	2,459,623
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
1,065,000	5.000		09/01/2029	1,101,484
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
1,850,000	5.250		02/01/2048	1,823,011
1,130,000	5.250		02/01/2054	1,094,059
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
4,750,000	5.250	(c)	12/01/2048	4,671,184
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
685,000	3.500		11/01/2040	635,205
2,450,000	4.250		11/01/2050	1,996,198
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)
1,000,000	5.000	(c)	04/01/2036	979,897
1,150,000	5.000	(c)	04/01/2046	1,023,103
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000		09/01/2038	850,535
2,600,000	5.000		09/01/2048	2,605,928
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000		10/01/2044	319,596
500,000	3.125		10/01/2049	383,336
Newco Transportation Development District Florissant, Missouri Transportation Sales Tax Refunding RB, Series 2025A (NR/NR)
3,840,000	6.250		11/01/2054	3,868,529
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
1,375,000	3.125		05/01/2035	1,217,764
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
3,250,000	4.750		11/15/2047	2,784,177
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	*	04/01/2027	262,500
Taney County IDA Sales Tax Revenue Improvement Bonds for Big Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000	6.000	(c)	10/01/2049	4,089,091
The IDA of The City of Lee’S Summit Missouri Senior Living Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000	5.000		08/15/2039	4,841,437

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
The IDA of The City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
$2,300,000	5.750%		06/15/2054	$2,309,005
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
1,250,000	5.000	(c)	06/01/2054	1,150,680
The Industrial Development Authority of The County of Cape Girardeau Missouri Tax Increment and Special District RB Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000	5.750	(c)	05/01/2054	5,168,843
University City IDA Tax Increment Special District RB for Markets at Olive Project Series 2023A (NR/NR)
1,920,000	4.875		06/15/2036	1,940,950
5,500,000	5.500		06/15/2042	5,460,626

				58,753,226

Montana - 0.1%
City of Kalispell Montana Revenue and Refunding Bonds Immanuel Living at Buffalo Hill Project, Series 2025A (NR/NR)
6,400,000	6.000		05/15/2060	6,470,037

Nebraska - 0.0%
Omaha Public Power District Electric System RB 2023 Series A (Aa2/AA)
2,245,000	5.250		02/01/2053	2,356,053

Nevada - 0.4%
City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR/NR)
665,000	3.500		09/01/2045	505,383
450,000	4.000		09/01/2051	368,828
City of Las Vegas Nevada Special Improvement District No. 613 Sunstone Phases III and IV Local Improvement Bonds Series 2024 (NR/NR)
550,000	5.500		12/01/2053	551,064
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
270,000	4.250		06/01/2037	263,598
380,000	4.375		06/01/2042	359,512
445,000	4.500		06/01/2047	416,579
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
465,000	4.000		06/01/2039	436,225
1,265,000	4.000		06/01/2044	1,087,873
1,265,000	4.000		06/01/2049	1,044,960
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
895,000	5.000		12/01/2049	892,334
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
595,000	3.000		06/01/2041	455,969
1,265,000	3.125		06/01/2051	866,313

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 818 Summerlin Village 27 Local Improvement Bonds Series 2024 (NR/NR)
$1,200,000	5.000%		12/01/2054	$1,141,316
City of Las Vegas, Nevada Special Improvement District No. 819 Summerlin Village 30A Local Improvement Bonds Series 2025 (NR/NR)
855,000	5.500	(e)	06/01/2055	854,065
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
305,000	4.250		06/01/2034	300,382
305,000	4.625		06/01/2043	284,862
530,000	4.625		06/01/2049	480,864
City of North Las Vegas, Nevada Special Improvement District No. 67 Apex Moonwater West Local Improvement Bonds Series 2025 (NR/NR)
4,570,000	6.750	(c)	06/01/2055	4,573,605
City of Reno Nevada 2024 Special Assessment District No. 1 Quilici Ranch Local Improvement Bonds Series 2025 (NR/NR)
1,500,000	5.250	(c)	06/01/2054	1,446,765
Director of The State of Nevada Department of Business and Industry Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
15,075,000	9.500	(a)(b)(c)	01/01/2065	13,776,134
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
2,025,000	4.000		09/01/2035	1,928,812
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
3,700,000	4.000		07/01/2049	3,343,635
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000		07/01/2045	2,639,685
2,825,000	5.000		07/01/2051	2,769,481
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000	4.125	(a)(b)	03/01/2036	5,060,865
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000	4.125	(a)(b)	03/01/2036	3,036,519

				48,885,628

New Hampshire - 1.2%
National Finance Authority Education RB Grace Christian School Project Series 2025 (NR/BBB-)
11,420,000	6.000		08/01/2065	11,443,777
National Finance Authority RB for Presbyterian Senior Living Project Series 2023A (NR/NR)
2,300,000	5.250		07/01/2048	2,292,804
National Finance Authority Special RB, Series 2025 (NR/NR)
8,450,000	5.875	(c)	12/15/2033	8,502,033
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,427,000	4.875	(c)	12/01/2033	2,427,032
National Finance Authority Special RB Easton Park Project Travis County Texas - Districts 2 and 5 Series 2024 (NR/NR)
5,500,000	5.625	(c)	02/01/2030	5,513,588

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Special RB Emberly and Canterra Creek Projects Fort Bend and Brazoria Counties Texas Series 2024 (NR/NR)
$4,300,000	5.375	%(c)	12/01/2031	$4,311,973
National Finance Authority Special RB Grand Prairie Project Harris County Texas Series 2024 (NR/NR)
4,550,000	5.875	(c)	12/15/2032	4,549,192
National Finance Authority Special RB Series 2024 (NR/NR)
17,482,000	5.375	(c)	12/15/2035	17,472,796
National Finance Authority Special RB Valencia Project Brazoria County Texas Municipal Utility District Series 2024 (NR/NR)
7,250,000	5.300	(c)	12/01/2032	7,267,855
National Finance Authority Special Revenue Capital Appreciation Bonds Provence Project Travis County Texas Series 2025 (NR/NR)
4,500,000	0.000	(c)(f)	12/01/2031	3,027,206
National Finance Authority Special Revenue Capital Appreciation Bonds The Wildflower Project, Denton CountyTexas Municipal Utility Districts Series 2025 (NR/NR)
11,875,000	0.000	(c)(f)	12/15/2033	7,282,206
National Finance Authority Specialty Pharmacy Limited Obligation RB University Hospitals Home Care Services Inc. Series 2024A (NR/NR)
13,910,000	5.625	(c)	12/15/2033	14,267,231
5,565,000	6.250	(c)	12/15/2038	5,733,064
National Finance Authority Thomas Ranch Project Travis and Burnet Counties Texas Improvement Districts Special Revenue Capital Appreciation Bonds Series 2024 (NR/NR)
9,100,000	0.000	(c)(f)	12/01/2034	5,066,704
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B1/B+)
4,800,000	2.950	(a)(c)	04/01/2029	4,608,846
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (Caa1/B-)
6,800,000	3.625	(a)(b)(c)	07/01/2043	5,628,752
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (Caa1/B-)
10,545,000	3.750	(a)(b)(c)	07/01/2045	8,680,681
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
12,450,000	4.000		01/01/2051	9,844,844
New Hampshire Health and Education Facilities Authority RB for Dartmouth Hitchcock Health Obligated Group 2020 A (AGM-CR) (NR/AA)
5,000,000	5.000		08/01/2059	5,287,059
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
2,150,000	5.000		08/01/2033	2,234,322
3,170,000	5.000		08/01/2035	3,271,551
2,000,000	5.000		08/01/2036	2,057,078
5,350,000	5.000		08/01/2037	5,480,710
2,935,000	5.000		08/01/2038	2,998,824
4,235,000	5.000		08/01/2039	4,321,930
1,710,000	5.000		08/01/2040	1,743,934

				155,315,992

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey - 3.6%
Jersey City Municipal Utilities Authority Hudson County New Jersey Sewer RB, Series 2025E (BAM MUN GOVT GTD) (Aa3/AA)
$1,100,000	5.750%		10/15/2051	$1,226,554
1,610,000	5.750		10/15/2055	1,792,078
New Jersey Economic Development Authority Dock and Wharf Facility RB Repauno Port & Rail Terminal Project, Series 2025 (NR/NR)
9,125,000	6.375	(c)	01/01/2035	9,428,979
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750		06/15/2032	1,000,414
1,000,000	5.000		06/15/2037	1,000,045
1,000,000	5.125		06/15/2043	976,727
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
500,000	5.000		07/01/2037	496,335
1,150,000	5.000		07/01/2047	1,065,695
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000	3.000		08/01/2041	4,783,171
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/BB+)
5,000,000	5.625		11/15/2030	5,008,819
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB+)
16,435,000	5.250		09/15/2029	16,457,486
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba3/BB+)
5,000,000	5.625		11/15/2030	5,008,819
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
4,480,000	5.000		10/01/2047	4,424,440
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (A1/A)
2,470,000	5.000		06/15/2047	2,498,330
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A1/A)
980,000	5.000		06/15/2042	998,475
New Jersey Economic Development Authority State Lease RB State Lease RB State Government Buildings - Health Department and Taxation Division office Project, 2018 Series A (A1/A)
4,020,000	5.000		06/15/2042	4,094,086
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
1,000,000	5.375		01/01/2043	1,000,780
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa1/BB-)
3,450,000	4.000		07/01/2042	2,484,335
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A1/AA)
1,110,000	3.250		07/01/2049	902,656

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
$1,710,000	5.000%		07/01/2045	$1,727,703
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000		07/01/2050	2,379,206
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A1/AA)
9,700,000	4.125		07/01/2038	9,699,489
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
4,960,000	4.125		07/01/2054	4,438,504
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue, Series 2024A (A2/NR)
3,980,000	5.250		07/01/2049	4,206,019
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds RWJ Barnabas Health Obligated Group Issue, Series 2024-A (A1/AA-)
865,000	5.250		07/01/2054	918,805
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A1/A)
93,770,000	0.000	(f)	12/15/2036	61,063,859
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000	0.000	(f)	12/15/2034	18,451,322
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A1/A)
115,550,000	0.000	(f)	12/15/2035	79,233,317
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A1/A)
47,575,000	0.000	(f)	12/15/2035	32,687,893
35,245,000	0.000	(f)	12/15/2038	20,593,618
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A)
1,900,000	0.000	(f)	12/15/2034	1,375,232
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A1/A)
1,000,000	5.250		06/15/2041	1,000,659
2,500,000	5.000		06/15/2045	2,500,585
1,770,000	5.000		06/15/2046	1,770,354
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A1/A)
10,000,000	0.000	(f)	12/15/2030	8,582,071
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000	0.000	(f)	12/15/2033	8,490,612
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A1/A)
52,985,000	0.000	(f)	12/15/2036	34,580,252
5,470,000	0.000	(f)	12/15/2037	3,381,959
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
3,280,000	0.000	(f)	12/15/2033	2,489,638

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A) – (continued)
$1,565,000	0.000	%(f)	12/15/2036	$1,021,385
5,000,000	0.000	(f)	12/15/2038	2,921,495
16,175,000	0.000	(f)	12/15/2039	8,951,819
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
1,130,000	5.000		06/15/2030	1,147,970
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A1/A)
5,275,000	4.250		12/15/2038	5,296,394
New Jersey Transportation Trust Fund Authority RB Series 2018 (A1/A)
1,500,000	5.000		12/15/2033	1,584,984
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A1/A)
935,000	3.000		06/15/2050	690,065
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A1/A)
5,000,000	4.000		06/15/2050	4,473,668
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A1/A)
7,000,000	5.250		06/15/2043	7,193,511
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A1/A)
230,000	0.000	(f)	12/15/2032	182,563
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000	4.125		01/01/2054	9,327,836
New Jersey Turnpike Authority Turnpike RB, Series 2025 A (A1/AA-)
12,000,000	5.250		01/01/2055	12,754,274
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,500,000	4.500		01/01/2048	1,502,233
3,000,000	5.250		01/01/2052	3,155,146
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.500		07/01/2058	914,963
Passaic County Improvement Authority Charter School RB Paterson Charter School For Science and Technology Inc. Project Series 2025 (Baa3/NR)
920,000	4.500		07/01/2040	906,607
645,000	5.000		07/01/2044	643,607
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A2/NR)
15,500,000	5.000		01/01/2048	15,395,209
South Jersey Transportation Authority Transportation System RB 2022 Series A (Baa2/BBB+)
1,500,000	4.625		11/01/2047	1,493,643
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
14,095,000	5.000		06/01/2046	13,748,097
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
11,570,000	6.750	(c)	12/01/2041	7,427,408

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Union County Improvement Authority Solid Waste Disposal RB Series 2019 (AMT) (NR/NR)
$600,000	6.000	%(c)	12/01/2025	$594,096

				465,546,294

New Mexico - 0.1%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000		05/15/2044	474,790
1,000,000	5.000		05/15/2049	915,155
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
500,000	4.000		09/01/2033	512,438
375,000	4.000		09/01/2034	382,113
300,000	4.000		09/01/2035	303,272
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
4,825,000	4.250	(c)	05/01/2040	4,478,714

				7,066,482

New York - 9.1%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays Center Project Series 2009 (Ba1/NR)
9,610,000	0.000	(f)	07/15/2045	3,503,276
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A1/AA)
1,435,000	3.000		07/15/2043	1,116,013
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
29,290,000	5.000		07/15/2042	29,347,294
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)
5,740,000	0.000	(f)	07/15/2046	1,960,028
Buffalo and Erie County Industrial Land Development Corp. Tax- Exempt RB Series 2025 (NR/BBB)
26,550,000	6.375		05/01/2055	27,578,844
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
1,155,000	5.000	(c)	09/01/2049	1,062,398
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/B+)
1,175,000	5.000		06/15/2052	983,710
950,000	5.000		06/15/2057	779,467
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
670,000	5.000		07/01/2052	638,692
505,000	5.000		07/01/2056	476,957
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
4,920,000	5.000	(c)	12/01/2051	4,347,397
1,100,000	5.000	(c)	12/01/2055	954,706
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,000,000	5.250		07/01/2057	1,993,581
5,000,000	5.250		07/01/2062	4,943,038
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	(c)	06/15/2051	453,667

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR) – (continued)
$450,000	4.000	%(c)	06/15/2056	$335,656
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)
850,000	2.500	(c)	06/15/2031	782,746
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
6,125,000	6.500	(c)	07/01/2042	6,161,562
1,900,000	6.500	(c)	07/01/2052	1,859,102
1,850,000	6.500	(c)	07/01/2057	1,795,064
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
1,900,000	9.750	(c)	07/01/2032	1,896,292
Build NYC Resource Corporation RB for Classical Charter Schools Project Series 2023A (NR/BBB-)
800,000	4.750		06/15/2058	737,696
Build NYC Resource Corporation RB for Unity Preparatory Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000	5.500	(c)	06/15/2053	709,490
1,275,000	5.500	(c)	06/15/2063	1,228,532
Build NYC Resource Corporation Tax-Exempt RB Civic Bronx LLC - Bold Charter School Project, Series 2025 (NR/NR)
4,850,000	6.000	(c)	07/01/2060	4,858,366
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
1,100,000	4.750		06/01/2054	1,012,751
2,400,000	5.000		06/01/2064	2,251,931
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
4,100,000	4.500		05/01/2049	4,070,035
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000	4.125		03/01/2054	9,081,996
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000	4.000		03/01/2050	4,683,297
County of Westchester Industrial Development Agency Special Facility RB Million Air Two LLC General Aviation Facilities Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
3,050,000	7.000	(c)	06/01/2046	3,175,398
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2024A (Tax-Exempt) (Aa1/NR)
16,565,000	4.000		03/15/2054	15,100,301
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2025A (Tax-Exempt) (Aa1/NR)
9,120,000	5.000		03/15/2054	9,430,168
Dormitory Authority of The State of New York State Sales Tax RB Series 2024B (Tax-Exempt) (Aa1/NR)
4,580,000	5.000		03/15/2051	4,743,774
2,000,000	5.000		03/15/2052	2,071,276
Dutchess County Local Development Corp. RB for Health QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
22,400,000	5.000		07/01/2046	22,099,547
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-)
1,030,000	5.000		07/01/2040	1,050,112
2,840,000	5.000		07/01/2045	2,838,996

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-) – (continued)
$5,500,000	5.000%		07/01/2051	$5,392,112
Empire State Development New York State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000	3.000		03/15/2050	1,262,948
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
66,000,000	0.000	(c)(f)	06/01/2060	2,615,851
Hempstead town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
900,000	5.000		07/01/2033	920,962
600,000	5.000		07/01/2035	610,744
670,000	5.000		07/01/2036	680,689
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
5,060,000	5.250		07/01/2056	4,021,900
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A2/A)
7,950,000	4.750		11/15/2045	7,904,524
2,000,000	5.000		11/15/2050	2,016,349
2,000,000	5.250		11/15/2055	2,039,018
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A2/A)
5,285,000	4.000		11/15/2050	4,735,929
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A2/A)
650,000	0.000	(f)	11/15/2040	326,339
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (BAM) (A2/AA)
27,600,000	4.000		11/15/2048	25,021,619
Metropolitan Transportation Authority RB Refunding Series 2016 D (A2/A)
735,000	5.000		11/15/2029	753,742
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000	4.000		11/15/2048	1,590,486
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020A-1 (A2/A)
4,435,000	4.000		11/15/2040	4,274,260
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A2/A)
5,000,000	5.000		11/15/2045	5,075,450
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000	4.000		11/15/2050	8,895,869
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A2/A)
550,000	5.250		11/15/2028	551,727
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A2/A)
4,415,000	4.000		11/15/2045	3,951,985
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024A (A2/A)
14,730,000	5.500		11/15/2047	15,752,529
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A2/A)
1,600,000	5.250		11/15/2045	1,693,540

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
$202,665,000	0.000	%(f)	06/01/2060	$11,630,762
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class F Series 2024 Tax-Exempt Bonds (NR/NR)
2,500,000	5.250		12/15/2031	2,578,989
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
13,815,000	3.000		01/01/2046	10,464,814
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000		03/01/2049	1,414,570
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000	3.000		03/01/2049	12,202,508
New York City Municipal Water Finance Authority Water & Sewer System Revenue Second Gen Resolution Adjustable Rate Bonds Fiscal 2025 Sub EE-2 (Aa1/AA+/A-1+)
39,135,000	3.590	(a)(b)	06/15/2055	39,135,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Fiscal 2021 Series EE Subseries EE-1 and EE-2 (Aa1/AA+/A-1)
23,825,000	3.500	(a)(b)	06/15/2045	23,825,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
2,665,000	5.250		06/15/2053	2,834,166
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
5,000,000	4.000		05/01/2053	4,600,826
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2025 Series D (Aa1/AAA)
4,575,000	5.250		05/01/2048	4,861,913
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds(Adjustable Rate Bonds) Fiscal 2019 Subseries B-4 (Aa1/AAA/A-1+)
55,845,000	3.700	(a)(b)	08/01/2042	55,845,000
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds(Adjustable Rate Bonds)Fiscal 2019 Subseries A-4 (Aa1/AAA/A-1+)
64,310,000	3.700	(a)(b)	08/01/2045	64,310,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000	0.000	(f)	06/01/2060	8,125,555
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
6,250,000	5.150	(c)	11/15/2034	6,256,670
21,095,000	5.375	(c)	11/15/2040	21,098,521
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
29,525,000	7.250	(c)	11/15/2044	29,547,997
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
55,655,000	5.000	(c)	11/15/2044	55,654,688

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. Revenue Refunding Bonds for World Trade Center Project Series 2021A (BAM-TCRS) (NR/AA)
$10,585,000	3.000%		11/15/2051	$7,622,656
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
1,350,000	2.625		09/15/2069	1,261,835
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,330,000	2.800		09/15/2069	1,234,123
New York State Authority Income Tax Rev Bonds 2025 A (Aa1/NR)
37,000,000	5.000		03/15/2051	38,468,926
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560		07/01/2026	148,950
150,000	3.670		07/01/2027	147,672
60,000	3.760		07/01/2028	58,573
300,000	3.820		07/01/2029	290,122
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
715,000	4.000		07/01/2031	695,546
870,000	4.000		07/01/2032	835,379
925,000	4.000		07/01/2033	875,726
845,000	4.000		07/01/2035	773,771
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B3/B-)
3,425,000	4.000		07/01/2045	2,759,944
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A1/AA)
10,580,000	3.000		09/01/2050	7,611,228
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
6,160,000	4.000		09/01/2045	5,282,319
2,325,000	4.000		09/01/2050	1,932,745
New York State Dormitory Authority Revenues Non State Supported Debt Series 2022 1- A (NR/AA-)
8,000,000	4.000		07/01/2051	7,301,969
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000	2.875	(a)(b)(c)	12/01/2044	1,595,346
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
1,725,000	4.250	(a)(b)(c)	09/01/2050	1,740,920
New York State Environmental Facilities Corporation Solid Waste Disposal RB for Casella Waste Systems, Inc. Project Series 2020R-2 (B1/B+)
2,475,000	5.125	(a)(b)(c)	09/01/2050	2,578,506
New York State Thruway Authority General RB Series P (Aa3/A+)
1,100,000	5.000		01/01/2049	1,145,338
1,000,000	5.250		01/01/2054	1,053,752
New York State Thruway Authority New York State Personal Income Tax Revenue Green Bonds, Series 2022C (Climate Bond Certified) (NR/AA+)
5,000,000	5.000		03/15/2054	5,119,892

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Thruway Authority State Personal Income Tax Revenue Green Bonds Series 2025B (Tax-Exempt) (Aa1/NR)
$25,000,000	5.000%	03/15/2055	$25,905,735
New York State Urban Development Corp. Sales Tax RB Series 2023A (Aa1/NR)
8,300,000	5.000	03/15/2052	8,571,484
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
1,000,000	5.000	03/15/2058	1,029,514
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
975,000	4.000	12/01/2040	954,342
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
1,315,000	5.000	01/01/2031	1,355,500
2,850,000	5.000	01/01/2033	2,920,326
2,075,000	5.000	01/01/2034	2,119,560
10,465,000	4.000	01/01/2036	10,070,024
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
7,150,000	5.000	01/01/2036	7,263,327
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
9,000,000	4.000	10/01/2030	9,126,185
2,390,000	5.000	10/01/2035	2,496,889
18,165,000	5.000	10/01/2040	18,354,714
5,405,000	4.375	10/01/2045	4,974,577
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000	4.000	04/30/2053	8,312,233
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
7,590,000	5.000	07/01/2041	7,589,566
8,500,000	5.000	07/01/2046	8,415,602
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
29,810,000	5.250	01/01/2050	29,808,489
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000	4.000	07/01/2046	8,444,950
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
17,000,000	6.000	06/30/2054	17,714,976
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project (AMT) (Baa3/NR)
6,465,000	5.500	06/30/2054	6,573,015
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project Green Bonds (Baa3/NR)
25,675,000	5.000	06/30/2060	24,637,543
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa2/NR)
2,500,000	4.000	07/01/2041	2,269,718

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
$6,475,000	5.000%		08/01/2031	$6,476,173
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
5,695,000	5.250		08/01/2031	5,910,823
9,565,000	5.375		08/01/2036	9,945,361
New York Transportation Development Corporation Special Facilities RB Series 2024 (Amt) (Baa3/NR)
6,470,000	5.500		06/30/2060	6,528,791
New York Transportation Development Corporation Special Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia Airport Terminals C&D Redevelopment Project) (Baa2/BBB-)
1,875,000	5.625		04/01/2040	1,959,251
New York Transportation Development Corporation Special Facilities RB, Series 2023 (JFK International Airport New Terminal One Project) (Green Bonds) (Baa3/AA)
17,110,000	5.375		06/30/2060	16,925,876
Niagara Area Development Corporation Tax-Exempt RB for Catholic Health System, Inc. Project Series 2022 (B3/B-)
2,650,000	5.000		07/01/2052	2,382,445
Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/AA)
420,000	4.000		12/01/2032	430,370
710,000	4.000		12/01/2033	724,002
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
910,000	4.000		12/01/2038	901,054
1,470,000	3.000		12/01/2039	1,219,752
980,000	3.000		12/01/2040	796,273
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
780,000	4.000		07/01/2039	642,512
4,835,000	3.000		07/01/2044	3,055,511
Oneida Indian Nation Tax RB Series 2024B (Federally Tax-Exempt) (NR/NR)
2,300,000	6.000	(c)	09/01/2043	2,449,875
Onondaga Civic Development Corp. New York Tax-Exempt RR Bonds Crouse Health Hospital Inc. Project Series 2024A (NR/NR)
350,000	5.000		08/01/2031	346,792
325,000	5.000		08/01/2032	319,355
385,000	5.000		08/01/2033	374,448
900,000	5.125		08/01/2044	756,509
900,000	5.375		08/01/2054	745,472
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
4,150,000	5.250		08/01/2047	4,308,487
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,510,000	4.250		05/01/2052	5,851,084
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO RB Series 2024 (NR/NR)
13,800,000	5.750		12/01/2044	13,948,665
13,800,000	6.000		12/01/2053	13,939,765

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
The City of New York Adjustable Rate Bonds GO Bonds Fiscal 2017 Series A Subseries A-5 (Aa2/AA/A-1+)
$17,200,000	3.700	%(a)(b)	08/01/2044	$17,200,000
The City of New York GOs Bonds Fiscal 2025 Series G, Subseries G-3 Adjustable Rate Bonds (Aa2/AA/A-1)
29,375,000	3.900	(a)(b)	02/01/2055	29,375,000
The Orange County Funding Corporation Tax-Exempt RB Mount Saint Mary College Project Series 2012A (NR/NR)
670,000	5.000		07/01/2042	515,591
Town of Hempstead Local Development Corp. Education RB for Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000	5.500		06/15/2057	5,111,279
Transportation Infrastructure Properties LLC Trips Obligated Group Build NYC Resource Corporation Senior Airport Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
5,750,000	5.500		07/01/2055	5,913,922
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000	4.250		05/15/2058	9,422,089
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
15,000,000	4.125		05/15/2064	13,436,859
Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels) Sales Tax RB, Subseries 2024A-1 (NR/AA+)
13,000,000	5.000		05/15/2054	13,447,369
15,000,000	5.250		05/15/2064	15,781,314
Tsasc, Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds Fiscal 2017 Series B (NR/NR)
3,750,000	5.000		06/01/2048	3,257,019
Westchester County Local Development Corp. RB Series 2016 (Caa1/BB+)
900,000	5.000		11/01/2033	870,651
1,415,000	5.000		11/01/2034	1,362,358
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Caa1/BB+)
725,000	5.000		11/01/2030	709,499
5,845,000	5.000		11/01/2046	5,244,026
Westchester County Local Development Corporation RB, Series 2023 (Westchester Medical Center Obligated Group Project) (NR/BB+)
900,000	6.250		11/01/2052	900,900
Western Regional off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)
1,785,000	4.125	(c)	12/01/2041	1,576,647
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000		10/15/2039	475,252
1,180,000	5.000		10/15/2049	1,092,448
1,225,000	5.000		10/15/2054	1,112,507
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
2,820,000	5.000		10/15/2040	2,822,506
1,325,000	5.000		10/15/2050	1,238,275

				1,167,836,371

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina - 0.4%
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
$4,565,000	5.500%	07/01/2047	$4,730,738
975,000	5.500	07/01/2052	1,006,815
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
6,740,000	5.250	07/01/2053	6,853,007
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
3,345,000	5.000	12/31/2037	3,347,501
North Carolina Department of Transportation Tax Exempt Private Activity RB Series 2015 (NR/NR)
5,000,000	5.000	06/30/2054	5,000,140
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000	09/01/2046	299,494
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000	03/01/2041	903,558
6,025,000	4.000	03/01/2051	4,856,299
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,400,000	5.000	10/01/2045	1,298,166
3,260,000	5.000	10/01/2050	2,924,058
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (Aa3/AA)
2,000,000	3.000	07/01/2045	1,604,409
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,357,226
1,650,000	5.000	07/01/2039	1,651,957
1,035,000	4.000	07/01/2044	863,912
1,160,000	5.000	07/01/2044	1,103,797
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
1,460,000	5.000	10/01/2049	1,437,141
2,745,000	5.125	10/01/2054	2,719,063
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Twin Lakes Community, Series 2025 A (NR/NR)
3,650,000	5.250	01/01/2055	3,606,167

			45,563,448

North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
1,925,000	3.000	12/01/2051	1,346,962
City of Horace North Dakota Refunding Improvement Bonds Series 2024C (Baa3/NR)
1,350,000	5.000	05/01/2050	1,324,555
City of Horace North Dakota Temporary Refunding Improvement Bonds Series 2024B (Baa3/NR)
2,250,000	4.850	08/01/2026	2,250,905

			4,922,422

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio - 4.0%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
$139,580,000	5.000%		06/01/2055	$119,066,946
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
8,200,000	3.000		06/01/2048	5,801,104
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
336,480,000	0.000	(f)	06/01/2057	31,462,125
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
3,330,000	4.000		06/01/2048	2,795,515
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250		11/01/2037	2,370,168
1,000,000	5.250		11/01/2047	894,704
2,320,000	5.250		11/01/2050	2,044,856
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB+)
22,500,000	5.375		09/15/2027	22,520,423
Cleveland-Cuyahoga County Port Authority Development RB Series 2017 Pinecrest Public Improvement Project (NR/NR)
10,000,000	7.000	(c)	11/15/2048	10,395,032
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)
2,490,000	4.500	(c)	12/01/2055	2,052,438
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)
1,340,000	4.000	(c)	12/01/2055	1,048,804
Cleveland-Cuyahoga County Port Authority Tax-Exempt Refunding and Improvement Lease RB for Constellation Schools Project Series 2024A (NR/NR)
1,600,000	5.875	(c)	01/01/2049	1,572,224
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
6,425,000	7.000	(c)	07/01/2053	6,336,210
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
1,350,000	5.000		05/15/2032	1,355,723
2,775,000	5.375		05/15/2037	2,770,131
3,910,000	5.500		05/15/2042	3,752,578
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa2/BBB-)
5,000,000	5.500		02/15/2052	4,999,854
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000	4.000		09/01/2040	2,090,516
825,000	4.000		09/01/2045	670,090
1,075,000	5.000		09/01/2049	1,001,667
County of Franklin Health Care Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
4,600,000	5.250		07/01/2041	4,661,220

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Franklin Health Care Facilities RB for Ohio Living Communities Series 2023 (NR/NR) – (continued)
$12,065,000	5.500%		07/01/2041	$12,456,138
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
12,845,000	5.250		11/15/2055	11,365,435
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2015B (Ba1/BB)
1,470,000	4.000		11/15/2045	1,247,807
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba1/BB)
52,885,000	5.250		11/15/2048	52,168,625
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000	5.500		11/01/2059	4,394,299
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB-)
9,110,000	5.250		02/15/2047	8,919,042
3,450,000	5.000		02/15/2057	3,130,731
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa2/BBB-)
19,500,000	8.223		02/15/2040	21,858,112
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa2/BBB-)
7,520,000	5.000		02/15/2042	7,374,775
7,500,000	4.750		02/15/2047	6,827,210
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000	5.000		12/01/2051	12,258,591
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
2,000,000	5.000		01/01/2042	1,999,846
1,610,000	5.000		01/01/2046	1,557,546
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba1/BB+)
10,050,000	5.000		02/15/2048	9,453,488
Northeast Ohio Medical University RB Refunding Series 2021 A (A3/NR)
450,000	3.000		12/01/2040	363,136
200,000	4.000		12/01/2045	175,407
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (NR/NR)
15,610,000	4.500	(c)	01/15/2048	14,276,570
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,335,000	3.750	(c)	01/15/2028	1,343,189
6,055,000	4.250	(c)	01/15/2038	6,016,315
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000		12/01/2050	4,381,201
Ohio Housing Finance Agency Multifamily Housing RB Haven’S Edge Apartments Project Series 2025A (NR/NR)
1,425,000	5.700	(c)	08/01/2043	1,458,829
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000	5.000		01/15/2050	10,077,020
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
1,075,000	5.000	(c)	12/01/2033	1,084,117
2,085,000	5.000	(c)	12/01/2038	2,028,621

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR) – (continued)
$5,000,000	5.000	%(c)	12/01/2048	$4,410,898
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A3/A)
2,000,000	3.000		01/15/2045	1,503,914
Ohio Water Development Authority State of Ohio Water Pollution Control Loan Fund RB Series 2024C (Aaa/AAA/A-1)
13,200,000	3.900	(a)(b)	12/01/2054	13,200,000
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
2,750,000	4.375	(a)(b)	06/15/2056	2,724,633
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
2,000,000	5.125		12/01/2055	1,898,364
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
1,995,000	4.250	(c)	12/01/2050	1,846,812
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000	5.000		12/01/2046	3,947,729
Port of Greater Cincinnati Development Authority Special Obligation Tax Increment Financing RB Series 2019A (NR/NR)
6,400,000	5.000		11/01/2051	6,070,591
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,800,000	6.000		09/01/2047	1,826,910
3,225,000	6.000		09/01/2052	3,253,539
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A3/A)
22,915,000	4.000		01/15/2046	20,689,184
State of Ohio Hospital RB Series 2020A (A3/A)
3,000,000	4.000		01/15/2050	2,571,333
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
1,475,000	4.000		01/01/2043	1,313,834
950,000	4.000		01/01/2046	816,387
1,115,000	4.000		01/01/2051	918,361
2,520,000	4.000		01/01/2057	2,012,717
University of Cincinnati General Receipts Bonds Series 2024A (Aa3/AA-)
15,000,000	5.250		06/01/2054	15,704,002

				510,587,586

Oklahoma - 1.0%
Broken Arrow Economic Development Authority Hackberry Market Increment District Project Tax Apportionment Bonds Series 2025 (NR/NR)
5,000,000	6.625		06/01/2045	4,993,155
9,240,000	6.750		06/01/2050	9,198,948
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
1,075,000	4.000		09/01/2045	724,946
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba2/BB+)
31,935,000	5.500		08/15/2057	31,986,384

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
$2,400,000	4.000%		08/15/2052	$2,165,378
2,000,000	4.125		08/15/2057	1,816,616
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB+)
2,050,000	5.250		08/15/2048	2,047,949
8,005,000	5.500		08/15/2052	8,028,662
Oklahoma Water Resources Board Revolving Fund RB for Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000	4.000		04/01/2048	937,759
4,000,000	4.125		04/01/2053	3,681,300
Trustees of The Tulsa Municipal Airport Trust RB, Series 2025 (NR/B+)
14,425,000	6.250		12/01/2035	16,498,151
4,625,000	6.250		12/01/2040	5,143,412
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)
7,130,000	4.375	(c)	12/01/2041	6,461,286
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000	5.500		12/01/2035	4,681,137
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000	5.500		12/01/2035	25,681,236
Wagoner County Development Authority Sales Tax RB Series 2025 (NR/NR)
2,725,000	6.750		05/01/2040	2,760,424

				126,806,743

Oregon - 0.1%
Asante Health System Obligated Group The Hospital Facilities Authority of The City of Medford Oregon Revenue and Refunding Bonds Asante Projects, Series 2020A (AG) (NR/AA)
900,000	3.000		08/15/2050	661,694
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250		11/15/2050	123,603
225,000	5.375		11/15/2055	216,437
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for Samaritan Health Services Project 2020 Series A (NR/BBB)
270,000	5.000		10/01/2028	282,721
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000	4.000		07/01/2047	2,157,065
The Hospital Facilities Authority of The City of Astoria Oregon RB Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,400,000	5.250		08/01/2049	5,410,605
5,175,000	5.250		08/01/2054	5,158,520
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,825,000	5.000		11/15/2051	1,543,873

				15,554,518

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania - 2.9%
Adams County General Authority Gettysburg College RB, Series of 2025 (A3/A)
$5,425,000	5.000%		08/15/2050	$5,496,675
Allegheny County Airport Authority Airport RB Series 2021A (AMT) (A2/NR)
3,000,000	5.000		01/01/2056	2,978,649
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
32,000,000	4.000		04/01/2044	28,867,904
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (NR/BB)
1,125,000	4.000		06/15/2041	952,050
975,000	4.000		06/15/2051	736,872
1,070,000	4.000		06/15/2056	783,553
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (Ba3/BB+)
3,150,000	5.125		05/01/2030	3,342,467
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000	5.250	(c)	05/01/2042	1,147,181
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)
5,875,000	5.250	(c)	05/01/2042	5,996,379
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB Series 2024B (NR/NR)
2,900,000	6.000	(c)	05/01/2042	2,879,227
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba2/NR)
7,455,000	5.000	(c)	05/01/2042	7,492,752
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba2/NR)
100,000	5.000	(c)	05/01/2027	101,834
1,400,000	5.000	(c)	05/01/2032	1,425,493
15,735,000	5.000	(c)	05/01/2042	15,734,676
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba2/NR)
1,000,000	5.000	(c)	05/01/2033	1,027,055
3,000,000	5.000	(c)	05/01/2042	2,999,978
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2025 (Ba2/NR)
1,200,000	5.500	(c)	05/01/2032	1,296,194
1,825,000	6.000	(c)	05/01/2042	1,925,754
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/BBB+)
11,200,000	4.000		07/01/2051	9,347,529
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BBB+)
4,005,000	5.000		07/01/2054	3,896,861
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000	5.000		10/01/2037	1,263,296

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Cheltenham Township IDA Arcadia University RB Series of 2024 (NR/BBB-)
$5,100,000	5.000%		04/01/2044	$4,785,305
1,800,000	5.750		04/01/2054	1,734,126
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
2,850,000	6.000	(c)	10/15/2052	2,795,426
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000		08/01/2035	499,772
1,070,000	5.000		08/01/2045	974,259
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (Aa3/AA)
2,325,000	4.000		06/01/2039	2,281,693
Cumberland County Municipal Authority RB Diakon Lutheran Social Ministries Series 2015 (NR/NR)
505,000	5.000		01/01/2038	504,322
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
5,100,000	5.875	(c)	10/15/2040	3,942,851
17,325,000	6.250	(c)	10/15/2053	12,497,111
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/B-)
950,000	5.000	(c)	10/15/2034	765,341
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000	5.375	(c)	07/01/2039	2,574,509
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (Aa3/AA)
1,000,000	5.000		07/01/2028	1,001,364
Doylestown Hospital Authority RB Series 2016A (Aa3/NR)
180,000	4.000	(g)	07/01/2029	188,026
Doylestown Hospital Authority RB Series 2016A (Aa3/AA)
445,000	5.000		07/01/2041	447,305
1,620,000	4.000		07/01/2045	1,488,531
1,340,000	5.000		07/01/2046	1,344,162
Doylestown Hospital Authority RB Series 2019A (NR/NR)
415,000	5.000	(g)	07/01/2026	421,470
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000		12/01/2043	1,018,767
900,000	5.000		12/01/2048	795,882
1,750,000	5.000		12/01/2053	1,486,167
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (NR/AA-) (3M USD SOFR + 0.77%)
52,950,000	0.907	(h)(i)	05/01/2037	49,841,936
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000		03/01/2045	635,402
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2025 Luthercare Project Tax-Exempt (NR/NR)
1,150,000	5.000		12/01/2055	1,088,574
Latrobe Industrial Development Authority RB for Seton Hill University Series of 2021 (NR/BBB-)
285,000	5.000		03/01/2032	297,724

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
$450,000	4.000%		03/01/2035	$427,862
465,000	4.000		03/01/2036	435,193
275,000	4.000		03/01/2037	253,515
335,000	4.000		03/01/2039	297,345
250,000	4.000		03/01/2040	216,221
250,000	4.000		03/01/2041	211,588
625,000	4.000		03/01/2046	499,361
675,000	4.000		03/01/2051	521,333
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
4,060,000	5.250		07/01/2044	3,790,030
Mercer County Industrial Development Authority College RB for Thiel College Project Series 2020 (NR/NR)
4,050,000	6.125	(c)	10/01/2050	2,868,552
Monroe County Industrial Development Authority Special Obligation Revenue Refunding Bonds Tobyhanna Township Project, Series of 2025 (Tax-Exempt) (NR/NR)
2,075,000	5.000		07/01/2031	2,140,561
Monroe County Industrial Development Authority Tax Increment Financing Revenue Refunding Bonds Camelback Pocono Township Project Series of 2025 (Tax-Exempt) (NR/NR)
1,485,000	5.000		07/01/2033	1,506,015
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
1,500,000	5.000		11/15/2055	1,435,050
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000		11/01/2044	1,695,942
2,100,000	5.000		11/01/2049	1,801,665
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB)
2,145,000	5.000		05/01/2044	2,014,566
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009B (B2/B)
3,675,000	5.250	(a)(b)	12/01/2038	3,700,099
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009C (B2/B)
6,450,000	5.250	(a)(b)	12/01/2037	6,500,929
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000	5.250		07/01/2049	1,840,422
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000	5.000		07/01/2042	2,771,820
2,300,000	5.250		07/01/2046	2,311,589
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000		07/01/2046	1,920,003
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	5,034,752

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
$1,375,000	5.250%		06/30/2053	$1,381,187
16,825,000	6.000		06/30/2061	17,654,747
Pennsylvania Higher Educational Facilities Authority La Salle University RB Series 2012 (NR/BB-)
2,750,000	4.000		05/01/2032	2,262,186
2,695,000	5.000		05/01/2037	2,084,897
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (NR/AA) (3M USD SOFR + 0.65%)
10,850,000	3.700	(i)	07/01/2039	10,009,763
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB-)
5,645,000	5.000		05/01/2042	3,952,277
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
365,000	5.000		07/01/2031	365,704
400,000	5.000		07/01/2035	388,200
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
1,705,000	5.250		06/15/2052	1,613,180
Philadelphia Authority for Industrial Development Charter School RB for Tacony Academy Charter School Project Series 2023 (NR/BB)
1,150,000	5.375	(c)	06/15/2038	1,143,059
1,600,000	5.500	(c)	06/15/2043	1,552,227
Philadelphia Authority for Industrial Development La Salle University RB, Series 2017 (NR/BB-)
100,000	3.500		05/01/2032	80,148
Philadelphia Authority For Industrial Development La Salle University RB Series 2017 (NR/BB-)
3,480,000	4.000		05/01/2042	2,127,646
Philadelphia Authority For Industrial Development La Salle University RB Series 2024 (NR/BB-)
23,260,000	6.250	(c)	05/01/2042	19,044,823
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000		06/15/2050	1,911,009
Philadelphia Authority for Industrial Development RB for Mast Community Charter School II Series 2020 A (NR/BBB)
310,000	5.000		08/01/2040	312,138
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB)
1,075,000	5.000		08/01/2050	1,052,860
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
3,000,000	5.000		07/01/2034	3,037,471
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,490,000	5.000		07/01/2032	4,569,561

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
$1,435,000	5.000%		11/15/2028	$1,435,999
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
1,225,000	5.000		01/01/2038	1,230,692
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2035	1,109,216
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
555,000	5.000		10/01/2039	511,683
1,125,000	5.000		10/01/2049	932,586
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
10,036,000	7.000		06/30/2039	8,279,883
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
12,176,000	0.000	(h)	06/30/2044	8,587,965
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
4,730,000	0.000	(h)	06/30/2044	2,705,540
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
4,387,000	8.000		06/30/2034	4,328,635
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
2,188,000	6.000		06/30/2034	2,286,996
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
28,161,000	5.000		06/30/2039	25,463,931
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022A (NR/NR)
4,485,000	6.250	(c)	07/01/2057	4,360,032
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
515,000	5.000		07/01/2028	518,386
1,000,000	5.000		07/01/2035	1,000,700
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
1,475,000	4.000		07/01/2037	1,399,467

				375,991,611

Puerto Rico - 8.9%
GDB Debt Recovery Authority Bonds (NR/NR)
17,778,582	7.500		08/20/2040	17,273,403
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542	5.250		07/01/2038	3,920,407
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
4,325,000	5.000	(c)	07/01/2030	4,512,178
7,950,000	5.000	(c)	07/01/2035	8,189,286
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
9,270,000	5.000	(c)	07/01/2037	9,588,955

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
$46,765,000	5.000	%(c)	07/01/2047	$45,548,918
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)
9,400,000	3.750	(c)	07/01/2027	8,902,557
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)
3,000,000	4.000	(c)	07/01/2042	2,692,414
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)
3,250,000	4.000	(c)	07/01/2042	2,923,671
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000	5.000	(c)	07/01/2037	1,065,964
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
25,800,000	4.000	(c)	07/01/2042	23,236,863
Puerto Rico Commonwealth GO Bonds (NR/NR)
51,958,937	0.010	(a)(h)(j)	11/01/2043	34,357,847
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
29,091,055	0.010	(a)(h)(j)	11/01/2051	17,200,086
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
35,656,897	0.010	(a)(h)(j)	11/01/2051	24,068,406
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047	0.010	(a)(h)(j)	11/01/2051	679,066
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
811,379	5.625		07/01/2029	867,980
16,610,960	5.750		07/01/2031	18,407,620
61,106,206	0.000	(f)	07/01/2033	43,643,097
3,435,196	4.000		07/01/2033	3,396,589
7,201,113	4.000		07/01/2035	7,023,026
10,253,482	4.000		07/01/2037	9,730,558
19,508,950	4.000		07/01/2041	17,469,609
48,492,776	4.000		07/01/2046	41,855,119
Puerto Rico Electric Power Authority Power RB (NR/NR)
450,000	5.000	*	07/01/2021	308,250
455,000	5.000	*	07/01/2027	311,675
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
1,905,000	4.800	*	07/01/2029	1,304,925
39,159,700	5.000	*	07/01/2042	26,824,394
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
715,000	7.250	*	07/01/2030	489,775
6,760,000	7.000	*	07/01/2033	4,630,600
19,535,000	6.750	*	07/01/2036	13,381,475
6,190,000	7.000	*	07/01/2040	4,240,150
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950	10.000	*	07/01/2022	1,150,081
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)
2,415,332	10.000	*	07/01/2019	1,654,502
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
1,160,000	5.250	*	07/01/2021	794,600
130,000	5.250	*	07/01/2023	89,050
550,000	5.250	*	07/01/2030	376,750

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR) – (continued)
$3,970,000	5.250	%*	07/01/2031	$2,719,450
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)
2,415,332	10.000	*	07/01/2019	1,654,502
Puerto Rico Electric Power Authority Power RB Series BBB (NR/NR)
90,000	5.400	*	07/01/2028	61,650
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)
1,545,000	5.000	*	07/01/2022	1,058,325
90,000	4.250	*	07/01/2023	61,650
60,000	4.500	*	07/01/2023	41,100
50,000	4.600	*	07/01/2024	34,250
210,000	4.625	*	07/01/2025	143,850
900,000	5.000	*	07/01/2025	616,500
25,000	5.000	*	07/01/2026	17,125
10,000,000	5.250	*	07/01/2026	6,850,000
65,000	4.800	*	07/01/2027	44,525
2,425,000	5.250	*	07/01/2027	1,661,125
4,980,000	5.000	*	07/01/2028	3,411,300
Puerto Rico Electric Power Authority Power RB Series DDD (NR/NR)
575,000	5.000	*	07/01/2020	393,875
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
5,036,850	10.000	*	01/01/2021	3,450,242
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)
5,036,850	10.000	*	07/01/2021	3,450,242
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)
1,678,950	10.000	*	01/01/2022	1,150,081
Puerto Rico Electric Power Authority Power RB Series EEE (NR/NR)
1,175,000	5.950	*	07/01/2030	804,875
6,720,000	6.050	*	07/01/2032	4,603,200
115,000	6.250	*	07/01/2040	78,775
Puerto Rico Electric Power Authority Power RB Series SS (NR/NR)
130,000	4.625	*	07/01/2030	89,050
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
300,000	4.200	*	07/01/2019	205,500
700,000	5.000	*	07/01/2025	479,500
9,895,000	5.000	*	07/01/2032	6,778,075
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
1,250,000	5.250		07/01/2032	1,258,979
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)
2,000,000	5.500	*	07/01/2020	1,370,000
480,000	5.375	*	07/01/2022	328,800
1,100,000	5.250	*	07/01/2025	753,500
6,030,000	5.250	*	07/01/2033	4,130,550
18,715,000	5.500	*	07/01/2038	12,819,775

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
$20,000	4.875	%*	07/01/2027	$13,700
1,775,000	5.250	*	07/01/2035	1,215,875
44,855,000	5.250	*	07/01/2040	30,725,675
Puerto Rico Electric Power Authority Power RB Series YY (NR/NR)
2,460,000	6.125	*	07/01/2040	1,685,100
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
65,000	3.700	*	07/01/2017	44,525
1,230,000	5.000	*	07/01/2017	842,550
145,000	4.250	*	07/01/2018	99,325
3,130,000	5.000	*	07/01/2019	2,144,050
260,000	4.250	*	07/01/2020	178,100
25,000	5.250	*	07/01/2020	17,125
80,000	4.375	*	07/01/2021	54,800
100,000	4.375	*	07/01/2022	68,500
65,000	5.000	*	07/01/2022	44,525
190,000	4.500	*	07/01/2023	130,150
1,275,000	5.250	*	07/01/2024	873,375
135,000	4.625	*	07/01/2025	92,475
350,000	5.250	*	07/01/2025	239,750
2,475,000	5.250	*	07/01/2026	1,695,375
Puerto Rico Electric Power Authority Power RB, Series 2013A (NR/NR)
1,300,000	7.000	*	07/01/2043	890,500
Puerto Rico Electric Power Authority Power RB, Series AAA (NR/NR)
450,000	5.250	*	07/01/2024	308,250
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (NR/NR)
215,000	3.300	*	07/01/2019	147,275
80,000	3.500	*	07/01/2020	54,800
155,000	3.625	*	07/01/2021	106,175
60,000	3.750	*	07/01/2022	41,100
730,000	3.875	*	07/01/2023	500,050
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA)
	(3M USD SOFR + 0.52%)
38,047,000	3.571	(i)	07/01/2029	36,619,412
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/NR)
126,000	5.000	*	07/01/2024	86,310
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/NR)
1,489,000	5.250	*	07/01/2027	1,019,965
5,299,000	5.250	*	07/01/2028	3,629,815
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
5,135,000	5.000	*	07/01/2037	3,517,475
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
5,550,000	5.000	*	07/01/2028	3,801,750
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
4,185,000	6.250		01/01/2040	4,717,373

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)

Puerto Rico Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority Dock and Wharf RB (Forward Delivery) Series 2023A-1, Series A-2 and A-3 And Series 2023B (NR/BBB-)

$1,355,000	6.500%		01/01/2042	$1,534,852
6,400,000	6.750		01/01/2045	7,233,404
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “ Series 2023 Bonds” (NR/BBB-)
565,000	6.500		01/01/2041	640,370
820,000	6.500		01/01/2042	925,066
2,275,000	6.750		01/01/2046	2,559,716
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000	0.000	(f)	07/01/2029	9,731
4,301,000	0.000	(f)	07/01/2031	3,518,206
4,843,000	0.000	(f)	07/01/2033	3,637,164
388,936,000	0.000	(f)	07/01/2046	132,127,860
235,225,000	0.000	(f)	07/01/2051	58,864,162
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
107,434,000	4.329		07/01/2040	102,790,703
562,000	4.536		07/01/2053	506,683
41,286,000	4.784		07/01/2058	38,330,389
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500		07/01/2034	3,940,203
35,985,000	4.750		07/01/2053	33,817,271
202,202,000	5.000		07/01/2058	195,139,468

				1,143,810,690

Rhode Island - 0.4%
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
5,220,000	5.250		05/15/2049	5,277,565
13,785,000	5.250		05/15/2054	13,904,047
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
10,000,000	4.125		05/15/2053	9,354,687
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000	4.600		10/01/2049	7,145,176
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)
124,220,000	0.000	(f)	06/01/2052	17,039,171
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000	5.000		06/01/2050	2,694,440

				55,415,086

South Carolina - 0.4%
City of Goose Creek South Carolina Carnes Crossroads Improvement District Assessment RB Series 2025 (NR/NR)
1,000,000	5.250	(c)(e)	10/01/2045	979,223
2,000,000	5.500	(c)(e)	10/01/2055	1,970,991

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
$2,359,000	6.875%		11/01/2035	$2,361,090
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB Series 2025 (NR/NR)
1,525,000	6.200	(c)	06/01/2055	1,552,804
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB, Series 2025 (NR/NR)
590,000	6.000	(c)	06/01/2045	600,887
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
900,000	5.125	(c)	06/15/2042	835,322
6,160,000	5.250	(c)	06/15/2052	5,472,010
5,615,000	5.250	(c)	06/15/2057	4,908,547
South Carolina Jobs-Economic Development Authority Educational Facilities RB Polaris Tech Charter School Project Series 2022A (Tax Exempt) (NR/NR)
1,660,000	4.625	(c)	06/15/2032	1,640,478
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
6,925,000	4.500		11/01/2054	6,636,185
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group, Series 2024A (A1/A+)
1,820,000	5.500		11/01/2049	1,924,089
2,730,000	5.500		11/01/2050	2,884,003
South Carolina Jobs-Economic Development Authority Healthcare RB for Beaufort Memorial Hospital & South of Broad Healthcare Project Series 2024 (NR/BB)
2,525,000	5.750		11/15/2054	2,590,759
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
1,135,000	5.000		11/15/2047	1,114,549
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (NR/A-)
5,000,000	5.250		12/01/2055	5,002,557
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (AGM) (A1/AA)
9,000,000	5.000		12/01/2052	9,176,114
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
2,000,000	3.000		04/15/2049	1,532,491
State of South Carolina Public Service Authority Revenue Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000	4.000		12/01/2052	4,526,747

				55,708,846

South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
1,050,000	4.000		08/01/2056	810,867
1,450,000	4.000		08/01/2061	1,092,811
				1,903,678

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Tennessee - 0.3%
City of Chattanooga Health, Educational & Housing Board RB for Commonspirit Health Series 2019A-2 (A3/A-)
$2,000,000	5.000%		08/01/2049	$1,982,909
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,230,000	4.000		07/01/2040	1,188,642
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
1,250,000	5.500		07/01/2054	1,310,474
4,000,000	5.000		07/01/2064	4,039,206
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)
1,150,000	4.000	(c)	06/01/2051	967,003
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)
2,705,000	0.000	(c)(f)	06/01/2043	1,104,817
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750		07/01/2027	93,636
4,100,000	5.625		01/01/2046	2,775,253
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
335,000	5.000		10/01/2029	343,405
410,000	5.000		10/01/2039	412,456
500,000	5.000		10/01/2048	473,064
Metropolitan Nashville Airport Authority Airport Subordinate RB Series 2022B (AMT) (A2/NR)
1,950,000	5.000		07/01/2054	1,955,129
Metropolitan Nashville Airport Authority Subordinate Airport RB, Series 2019B (AMT) (A2/NR)
5,000,000	5.000		07/01/2049	5,049,774
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000	5.125	(c)	06/01/2036	859,598
The Health, Educational and Housing Facility Board of The County of Shelby Tennessee Student Housing RB Madrone Memphis Student Housing I LLC - University of Memphis Project Series 2024A-1 (NR/BB+)
900,000	5.000	(c)	06/01/2044	863,351
2,025,000	5.250	(c)	06/01/2056	1,893,887
The Metropolitan Government of Nashville and Davidson County Tennessee Water and Sewer Revenue Refunding and Improvement Bonds, Series 2025 (Aa2/AA)
9,300,000	5.000		07/01/2050	9,718,627
6,000,000	5.250		07/01/2055	6,381,217

				41,412,448

Texas - 8.3%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)
300,000	4.625	(c)	09/01/2028	304,085
2,340,000	5.125	(c)	09/01/2038	2,349,286
2,580,000	5.250	(c)	09/01/2047	2,549,192

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Arlington Higher Education Finance Corp. Education RB for Basis Texas Charter Schools Inc. Series 2024 (Ba2/NR)
$970,000	4.875	%(c)	06/15/2054	$868,365
900,000	4.875	(c)	06/15/2059	793,322
1,100,000	5.000	(c)	06/15/2064	971,408
Arlington Higher Education Finance Corp. Education RB for Great Hearts America - Texas Series 2024A (Baa3/NR)
1,100,000	5.000		08/15/2054	1,034,394
Arlington Higher Education Finance Corp. Education RB for Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000	4.000		02/15/2054	9,331,956
Arlington Higher Education Finance Corp. Education RB for Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000	6.750	(c)	02/15/2062	5,428,534
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625		08/15/2052	784,875
1,780,000	5.750		08/15/2057	934,500
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000		08/15/2036	278,602
560,000	4.000		08/15/2041	469,899
810,000	4.000		08/15/2046	645,343
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000		01/01/2029	1,496,376
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RR Bonds, Series 2017A (NR/BB+)
450,000	5.000		01/01/2032	453,921
450,000	5.000		01/01/2033	453,242
Bastrop County Special Assessment for Double Eagle Ranch Public Improvement District Area One Project RB Series 2023 (NR/NR)
900,000	5.375	(c)	09/01/2053	877,839
Bastrop County, Special Assessment RB, Series 2024 Double Eagle Ranch Public Improvement District Improvement Area #2 Project (NR/NR)
505,000	5.250		09/01/2044	495,503
675,000	5.500		09/01/2054	661,627
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series 2025 (BAM) (Baa1/AA)
3,665,000	4.250		05/01/2050	3,317,633
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
3,575,000	5.250		12/01/2035	3,577,497
2,435,000	5.000		12/01/2040	2,369,786
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)
6,186,633	0.010	(a)(b)(c)(h)	06/01/2042	1,422,926
Caddo Mills Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000	4.250		02/15/2053	4,743,852
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000		09/15/2051	7,763,428

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Celina Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
$10,000,000	4.000%		02/15/2053	$9,181,325
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A2/A+)
3,670,000	3.000		01/01/2046	2,793,728
City of Alvarado Texas A Municipal Corporation of The State of Texas Located in Johnson County Special Assessment RB, Series 2025 (NR/NR)
720,000	5.750	(c)	09/01/2045	731,034
760,000	6.000	(c)	09/01/2054	771,454
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
2,190,000	6.500	(c)	09/01/2048	2,234,506
City of Anna Special Assessment RB for Anacapri Public Improvement District Improvement Area 1 Project, Series 2023 (NR/NR)
2,300,000	7.375	(c)	09/15/2052	2,488,783
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,931,000	6.000	(c)	09/01/2052	1,936,479
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
450,000	5.500	(c)	09/15/2044	444,613
City of Anna Special Assessment RB for The Woods at Lindsey Place Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,375,000	5.875	(c)	09/15/2053	1,401,569
City of Anna Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2024 (NR/NR)
1,100,000	5.750	(c)	09/15/2054	1,092,330
City of Aubrey Special Assessment for Aubrey Public Improvement District No. 1 RB Series 2023 (NR/NR)
1,425,000	5.875	(c)	09/01/2043	1,431,285
1,475,000	6.000	(c)	09/01/2053	1,480,063
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
1,620,000	6.000	(c)	09/01/2045	1,683,187
City of Aubrey Texas A Municipal Corp. of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
2,000,000	5.625	(c)	12/31/2055	1,950,056
City of Aubrey Texas A Municipal Corp. of The State of Texas Located in Denton County Special Assessment RB Series 2025 (Duck Point Public Improvement District) (NR/NR)
1,000,000	5.375	(c)	12/31/2045	971,137
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
4,150,000	5.125	(c)	11/01/2033	4,154,342
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Improvement Area #3 Series 2024 (NR/NR)
650,000	5.250	(c)	11/01/2053	622,306
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
1,170,000	5.500	(c)	11/01/2051	1,175,478

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Balch Springs Texas Special Assessment RB, Series 2025 (NR/NR)
$1,175,000	5.875	%(c)	09/15/2054	$1,197,762
City of Bastrop Texas A Municipal Corp. of The State of Texas Located In Bastrop County Special Assessment RB Series 2025 (NR/NR)
1,003,000	5.625	(c)	09/01/2055	1,000,849
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000	4.750	(c)	09/01/2031	554,945
1,540,000	5.000	(c)	09/01/2041	1,440,896
1,907,000	5.250	(c)	09/01/2051	1,787,529
City of Blue Ridge, Texas Special Assessment RB, Series 2025 (NR/NR)
512,000	5.625	(c)	09/15/2045	518,709
681,000	5.875	(c)	09/15/2055	690,689
City of Boyd Texas, A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
566,000	5.625	(c)	09/15/2045	575,610
City of Boyd, Texas A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
902,000	5.875	(c)	09/15/2055	920,041
City of Buda Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
5,000,000	6.625	(c)	09/01/2045	4,911,485
2,750,000	6.000	(c)	09/01/2055	2,661,046
5,000,000	6.750	(c)	09/01/2055	4,850,181
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
430,000	3.750	(c)	09/01/2040	377,765
1,451,000	4.000	(c)	09/01/2050	1,129,049
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000	4.250	(c)	09/01/2041	385,412
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
1,021,000	5.000	(c)	09/01/2051	933,027
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
1,624,000	6.000	(c)	09/01/2053	1,615,374
City of Celina Special Assessment RB for Cross Creek Meadows Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,424,000	6.125	(c)	09/01/2053	1,415,588
City of Celina Special Assessment RB for Harper Estates Public Improvement District Project Series 2023 (NR/NR)
6,480,000	6.750	(c)	09/01/2052	6,433,176
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
812,000	3.375	(c)	09/01/2042	614,332
3,549,000	4.000	(c)	09/01/2052	2,712,238
City of Celina Special Assessment RB for Mosaic Public Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000	5.125	(c)	09/01/2043	1,187,291
1,676,000	5.500	(c)	09/01/2053	1,659,596

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Celina Special Assessment RB for Parks at Wilson Creek Series 2021 (NR/NR)
$27,000	2.750	%(c)	09/01/2026	$26,692
78,000	3.500	(c)	09/01/2026	77,555
240,000	3.250	(c)	09/01/2031	225,255
446,000	4.000	(c)	09/01/2031	433,797
1,134,000	3.500	(c)	09/01/2041	919,893
959,000	4.250	(c)	09/01/2041	844,395
1,916,000	4.000	(c)	09/01/2051	1,444,733
1,410,000	4.500	(c)	09/01/2051	1,140,564
City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
1,604,000	6.500	(c)	09/01/2043	1,596,378
2,100,000	6.750	(c)	09/01/2053	2,094,825
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
701,000	6.250	(c)	09/01/2042	701,652
1,365,000	5.750	(c)	09/01/2052	1,382,375
1,175,000	6.500	(c)	09/01/2052	1,177,197
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,215,000	5.625	(c)	09/01/2052	1,220,230
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000	4.000	(c)	09/01/2043	761,649
933,000	4.125	(c)	09/01/2051	756,222
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
1,200,000	5.750	(c)	09/01/2054	1,212,240
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
400,000	5.500	(c)	09/01/2046	400,835
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625		09/01/2038	1,149,147
1,686,000	5.750		09/01/2047	1,694,301
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Improvement Area #2 Project Series 2024 (NR/BBB-)
1,600,000	5.125	(c)	09/01/2044	1,539,083
2,300,000	5.500	(c)	09/01/2054	2,296,796
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Phase #1B Project Series 2024 (NR/NR)
400,000	5.375	(c)	09/01/2053	394,058
City of Celina Texas Municipal Corp. Special Assessment RB for North Sky Public Improvement District Improvement Area #1B Project Series 2024 (NR/NR)
609,000	5.000		09/01/2044	571,428
436,000	5.250		09/01/2052	405,280
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)
2,330,000	4.250	(c)	09/01/2049	1,976,954

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)
$1,758,000	4.125	%(c)	09/01/2050	$1,397,051
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
509,000	5.375	(c)	09/01/2045	498,457
400,000	5.500	(c)	09/01/2045	397,696
1,525,000	5.625	(c)	09/01/2055	1,492,542
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
150,000	4.750	(c)	09/01/2031	149,827
370,000	5.250	(c)	09/01/2041	370,981
500,000	5.500	(c)	09/01/2050	485,849
City of Corpus Christi Special Assessment RB for Whitecap Public Improvement District No. 1 Improvement Area #1 Project Series 2024 (NR/NR)
1,050,000	6.125		09/15/2044	1,027,177
1,825,000	6.500		09/15/2054	1,796,917
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
123,000	4.125	(c)	09/15/2026	123,285
261,000	4.750	(c)	09/15/2031	263,887
900,000	4.250	(c)	09/15/2041	819,642
500,000	5.000	(c)	09/15/2041	476,578
1,400,000	4.500	(c)	09/15/2051	1,218,678
650,000	5.250	(c)	09/15/2051	618,462
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
4,500,000	6.125	(c)	09/15/2052	4,616,515
City of Crandall Special Assessment RB for River Ridge Public Improvement District Single Family Residential Major Improvement Project Series 2022 (NR/NR)
1,580,000	6.750	(c)	09/15/2052	1,641,183
City of Crandall Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
625,000	5.250	(c)	09/15/2045	607,699
1,275,000	5.500	(c)	09/15/2055	1,243,902
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)
1,305,000	5.750	(c)	09/01/2052	1,296,393
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024B (NR/NR)
2,193,000	6.250	(c)	09/01/2054	2,121,955
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
1,413,000	5.250	(c)	09/01/2052	1,360,106
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
1,595,000	5.750	(c)	09/01/2054	1,583,940

City of Decatur, Texas, (A Municipal Corp. of The State of Texas Located in Wise County) Special Assessment RB Series 2025 (Paloma Trails Public Improvement District Improvement Area #1 Project) (NR/NR)

600,000	5.500	(c)	09/15/2045	585,119

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Decatur, Texas, (A Municipal Corp. of The State of Texas Located in Wise County) Special Assessment RB Series 2025 (Paloma Trails Public Improvement District Improvement Area #1 Project) (NR/NR) – (continued)

$1,300,000	5.750	%(c)	09/15/2055	$1,290,779

City of Decatur, Texas, (A Municipal Corp. of The State of Texas Located in Wise County) Special Assessment RB Series 2025 (Paloma Trails Public Improvement District Major Improvement Area Project) (NR/NR)

2,000,000	5.375	(c)	12/31/2045	2,040,963
765,000	6.375	(c)	09/15/2055	744,566

City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2023 (Vista Park Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)

1,963,000	6.875	(c)	09/15/2054	1,983,861
City of Dorchester Texas Special Assessment RB Series 2024 (NR/NR)
950,000	6.000	(c)	09/15/2044	904,272
1,200,000	7.000	(c)	09/15/2044	1,168,920
1,350,000	6.250	(c)	09/15/2054	1,272,764
1,313,000	7.250	(c)	09/15/2054	1,271,385
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,219,000	5.500	(c)	09/01/2053	1,210,484
City of Dripping Springs Texas Special Assessment RB Series 2024 (NR/NR)
770,000	5.250	(c)	09/01/2054	726,402
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
3,571,000	4.000	(c)	09/01/2051	2,747,646
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
692,000	3.875	(c)	08/15/2040	616,842
994,000	4.125	(c)	08/15/2050	804,973
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
900,000	5.375	(c)	08/15/2044	875,913
1,350,000	5.750	(c)	08/15/2054	1,338,828
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
925,000	3.750	(c)	08/15/2041	790,211
1,656,000	4.000	(c)	08/15/2051	1,306,575
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
2,275,000	6.000	(c)	08/15/2052	2,294,182
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000	4.250	(c)	08/15/2049	1,154,270
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)
910,000	4.350	(c)	08/15/2039	852,237
1,920,000	4.500	(c)	08/15/2048	1,685,749
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
1,000,000	4.375	(c)	08/15/2052	867,211

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Fate, Texas Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
$1,286,000	5.375	%(c)	08/15/2053	$1,288,242
City of Forney Special Assessment RB for Bellagio Public Improvement District No. 1 RB Series 2023 (NR/NR)
6,995,000	6.500	(c)	09/15/2053	6,717,173
City of Friendswood Special Assessment RB for Friendswood City Center Public Improvement District Initial Major Improvements Project Series 2024 (NR/NR)
6,650,000	7.000		09/15/2054	6,600,942
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
961,000	4.125	(c)	09/15/2042	842,597
617,000	4.250	(c)	09/15/2047	517,699
City of Granbury Texas A Municipal Corporation of The State of Texas Located in Hood County Special Assessment RB, Series 2025 (NR/NR)
1,500,000	7.250		09/15/2045	1,527,611
3,627,000	7.500		09/15/2055	3,695,477
City of Gunter Texas A Municipal Corp. of The State of Texas Located in Grayson County Special Assessment RB Series 2025 (Bridges Phase 2A Public Improvement District Project) (NR/NR)
1,677,000	5.750	(c)	09/15/2055	1,665,105
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000		09/01/2047	4,153,831
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500		09/01/2037	1,341,591
2,435,000	5.000		09/01/2044	2,351,225
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
4,715,000	4.500		09/01/2038	4,518,962
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
1,852,000	4.000	(c)	09/01/2051	1,437,466
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000	4.375	(c)	09/01/2049	2,110,832
City of Houston Airport System Special Facilities RB for United Airlines Inc. Terminal Improvement Projects Series 2024B (AMT) (Ba3/NR)
13,850,000	5.500		07/15/2038	14,859,751
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB+)
4,430,000	5.000		07/15/2028	4,540,745
City of Houston Airport System Special Facilities RB for United Airlines, Inc. Terminal Improvement Projects Series 2024B (AMT) (Ba3/NR)
1,000,000	5.500		07/15/2039	1,065,132
City of Houston Airport System Special Facilities Refunding RB for United Airlines, Inc. Terminal Improvement Projects Series 2015B-1 (AMT) (NR/BB+)
900,000	5.000		07/15/2030	900,226

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Huntsville Special Assessment RB for The Reserves of Huntsville Public Improvement District Series 2024 (NR/NR)
$670,000	5.375	%(c)	09/15/2044	$667,768
642,000	5.625	(c)	09/15/2054	628,092
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
1,000,000	4.000	(c)	09/01/2056	760,041
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
2,491,000	4.000	(c)	09/01/2051	1,941,907
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
2,329,000	4.000	(c)	09/01/2056	1,803,754
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project , Series 2023 (NR/NR)
1,950,000	5.625	(c)	09/01/2058	1,959,101
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Cottonwood Creek Public Improvement District Improvement Area #2) (NR/NR)
824,000	5.375	(c)	09/01/2055	793,777
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Prairie Winds Public Improvement District Improvement Area #1) (NR/NR)
1,166,000	5.375	(c)	09/01/2060	1,118,947
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
1,978,000	4.000	(c)	09/01/2051	1,578,568
City of Justin Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
931,000	6.125	(c)	09/01/2055	953,552
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
575,000	3.625	(c)	09/15/2041	482,437
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
620,000	6.000	(c)	09/15/2052	627,744
City of Kaufman Special Assessment RB Kaufman Public Improvement District No. 3 Project Series 2024 (NR/NR)
1,325,000	5.250	(c)	09/15/2044	1,270,761
1,323,000	5.500	(c)	09/15/2054	1,267,641
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
2,050,000	5.250	(c)	09/01/2043	2,050,595
1,297,000	5.500	(c)	09/01/2047	1,305,803
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
700,000	3.750	(c)	09/01/2041	599,428
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,405,000	4.625	(c)	09/01/2039	1,374,061
900,000	4.750	(c)	09/01/2044	838,270
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
1,310,000	3.625	(c)	09/01/2040	1,096,742
1,400,000	4.000	(c)	09/01/2046	1,154,570

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)
$108,000	4.125	%(c)	09/01/2027	$108,425
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
1,225,000	4.875	(c)	09/01/2044	1,176,005
City of Kyle Special Assessment RB Porter Country Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
3,507,000	6.000	(c)	09/01/2053	3,455,807
City of Kyle Special Assessment RB Series 2022 (NR/NR)
2,680,000	5.000		09/01/2042	2,532,448
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.750	(c)	09/01/2053	997,304
City of Kyle Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (6 Creeks Public Improvement District Improvement Area #5 Project) (NR/NR)
541,000	5.375	(c)	09/01/2050	520,931
City of Kyle, Texas Special Assessment RB Limestone Creek Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,680,000	5.750	(c)	09/01/2053	1,668,555
City of Kyle, Texas Special Assessment RB Plum Creek North Public Improvement District Improvement Area #2 Project for Series 2024 (NR/NR)
523,000	5.000	(c)	09/01/2044	511,734
705,000	5.375	(c)	09/01/2054	704,520
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
2,000,000	6.000	(c)	09/01/2054	2,016,443
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750		09/01/2042	857,601
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
500,000	5.000	(c)	09/15/2044	492,581
400,000	5.375	(c)	09/15/2052	391,421
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #2A-2B Project Series 2024 (NR/NR)
616,000	5.125	(c)	09/15/2044	616,053
700,000	5.500	(c)	09/15/2054	693,993
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
565,000	4.250	(c)	09/15/2039	529,876
2,415,000	4.500	(c)	09/15/2049	2,126,292
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
850,000	5.000	(c)	09/15/2049	799,715
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000	4.000	(c)	09/15/2042	1,840,477

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB Series 2022 (NR/NR) – (continued)
$900,000	4.375	%(c)	09/15/2042	$817,982
4,978,000	4.125	(c)	09/15/2052	3,963,310
1,396,000	4.500	(c)	09/15/2052	1,201,161
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
1,000,000	6.000	(c)	09/15/2054	1,021,521
City of Lewisville, Texas, Special Assessment RB, Series 2023 (Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000	8.000	(c)	09/01/2053	1,547,702
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
1,890,000	4.000	(c)	09/01/2054	1,369,992
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
118,000	3.500	(c)	09/01/2027	115,859
275,000	3.875	(c)	09/01/2032	260,534
550,000	4.125	(c)	09/01/2042	472,630
900,000	4.375	(c)	09/01/2052	729,615
City of Lowry Crossing, Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB, Series 2025 (NR/NR)
1,477,000	6.000	(c)	09/15/2055	1,501,206
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
700,000	3.500	(c)	09/15/2041	561,349
1,630,000	4.125	(c)	09/15/2041	1,410,707
900,000	4.000	(c)	09/15/2051	695,302
1,125,000	4.375	(c)	09/15/2051	900,142
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)
295,000	4.500	(c)	09/15/2040	276,249
525,000	4.625	(c)	09/15/2049	463,928
City of Manor Special Assessment RB for Manor Heights Public Improvement District Improvement Area #3 Project Series 2023 (NR/NR)
597,000	5.500	(c)	09/15/2053	588,632
City of Manor Texas a Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
600,000	5.625	(c)	09/15/2054	600,160
City of Manor, Texas A Municipal Corporation of The State of Texas Located in Travis County Special Assessment RB, Series 2025 (NR/NR)
1,745,000	7.000	(c)	09/15/2055	1,777,445
City of Mansfield Texas A Municipal Corporation of The State of Texas Located In Tarrant Johnson and Ellis Counties Special Assessment RB Series 2025 (NR/NR)
1,203,000	6.250	(c)	09/15/2055	1,227,064
City of Marble Falls Texas Special Assessment RB Series 2024 (NR/NR)
904,000	6.375	(c)	09/01/2044	863,416
502,000	7.375	(c)	09/01/2044	492,705
1,100,000	6.625	(c)	09/01/2054	1,046,523
1,024,000	7.625	(c)	09/01/2054	1,004,665
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
5,000	4.125	(c)	09/01/2026	5,011
150,000	4.625	(c)	09/01/2031	145,859

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR) – (continued)
$900,000	4.125	%(c)	09/01/2041	$781,387
450,000	4.875	(c)	09/01/2041	421,928
1,370,000	4.375	(c)	09/01/2051	1,123,138
520,000	5.125	(c)	09/01/2051	478,691
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)
780,000	4.250	(c)	09/15/2039	729,256
2,950,000	4.375	(c)	09/15/2049	2,540,973
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)
585,000	3.625	(c)	09/15/2041	490,827
820,000	4.000	(c)	09/15/2051	638,126
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
2,430,000	5.750	(c)	09/15/2052	2,417,144
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
1,155,000	5.750	(c)	09/15/2039	1,192,027
2,055,000	6.000	(c)	09/15/2049	2,078,315
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)
2,405,000	5.875	(c)	09/15/2039	2,493,676
5,200,000	5.125	(c)	09/15/2048	4,908,312
3,830,000	6.125	(c)	09/15/2048	3,871,910
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,475,000	5.500	(c)	09/01/2043	1,495,252
4,570,000	5.750	(c)	09/01/2053	4,630,840
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
452,000	5.375	(c)	09/01/2043	454,009
1,110,000	5.625	(c)	09/01/2053	1,114,572
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Project, Series 2023 (NR/NR)
916,000	5.625	(c)	09/01/2053	920,937
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-3 Projects Series 2024 (NR/NR)
506,000	5.000	(c)	09/01/2044	485,089
460,000	5.250	(c)	09/01/2053	440,560
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
420,000	4.500	(c)	09/15/2041	383,569
1,960,000	4.125	(c)	09/15/2051	1,556,216
510,000	4.750	(c)	09/15/2051	432,149
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
2,310,000	5.375	(c)	09/15/2052	2,229,113

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
$1,300,000	6.125	%(c)	09/15/2052	$1,301,134
City of Mustang Ridge, Texas Special Assessment RB, Series 2025 (NR/NR)
1,100,000	6.125	(c)	09/01/2055	1,121,705
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023 (DuranGO Public Improvement District Improvement Area #1 Project) (NR/NR)
769,000	6.375	(c)	09/01/2053	791,640
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)
320,000	4.250	(c)	09/01/2031	307,165
782,000	4.500	(c)	09/01/2041	705,397
1,355,000	4.750	(c)	09/01/2051	1,179,099
City of New Braunfels Utility System RB Refunding Series 2024 (Aa1/NR)
17,500,000	4.000		07/01/2055	15,916,063
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
361,000	5.250	(c)	09/01/2040	361,793
355,000	5.625	(c)	09/01/2040	355,694
540,000	4.125	(c)	09/01/2049	447,892
932,000	5.375	(c)	09/01/2050	912,048
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.625	(c)	09/15/2054	974,225
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
1,175,000	3.750	(c)	09/01/2040	1,032,266
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
1,305,000	4.125	(c)	09/01/2048	1,104,529
1,440,000	4.500	(c)	09/01/2048	1,293,546
City of Peñitas, Texas Hidalgo County Certificates of Obligation, Series 2025 (NR/NR)
375,000	5.000		09/01/2035	384,704
900,000	5.750		09/01/2045	908,057
1,640,000	6.000		09/01/2055	1,657,174
City of Pflugerville, Texas Special Assessment RB Series 2025 (NR/NR)
600,000	5.125	(c)	09/01/2045	575,911
725,000	5.375	(c)	09/01/2055	697,395
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
3,725,000	4.000		08/01/2049	3,401,329
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
600,000	5.500	(c)	09/15/2042	598,051
1,350,000	5.625	(c)	09/15/2052	1,319,968
1,928,000	6.125	(c)	09/15/2052	1,948,149
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
550,000	5.500	(c)	09/15/2042	552,837

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR) – (continued)
$1,200,000	5.625	%(c)	09/15/2052	$1,200,389
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Improvement Area #1B Project Series 2023 (NR/NR)
926,000	5.625	(c)	09/15/2048	888,515
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
3,701,000	6.000	(c)	09/15/2052	3,713,632
1,480,000	6.500	(c)	09/15/2052	1,526,714
City of Pilot Point, Texas A Municipal Corporation of The State of Texas Located in Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2025 (NR/NR)
1,002,000	6.125	(c)	09/15/2045	1,024,844
1,861,000	6.375	(c)	09/15/2055	1,898,705
2,239,000	7.125	(c)	09/15/2055	2,284,432
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Improvement Area #1 Project) (NR/NR)
1,285,000	7.500	(c)	09/15/2053	1,337,942
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Major Improvement Area Project) (NR/NR)
1,610,000	8.250	(c)	09/15/2043	1,671,646
2,575,000	8.500	(c)	09/15/2053	2,677,177
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000	4.375	(c)	09/01/2052	879,408
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)
2,435,000	4.875	(c)	09/01/2048	2,271,219
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
126,000	3.875	(c)	09/01/2040	112,346
175,000	4.125	(c)	09/01/2050	144,962
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875		09/01/2039	401,412
830,000	5.000		09/01/2049	799,285
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
398,000	4.000	(c)	09/01/2051	315,303
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project, Series 2023 (NR/NR)
1,041,000	5.250	(c)	09/01/2043	1,034,413
1,409,000	5.500	(c)	09/01/2053	1,401,137
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
700,000	5.125	(c)	09/01/2042	690,710
1,300,000	5.250	(c)	09/01/2052	1,247,820
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,225,000	7.000	(c)	09/01/2043	1,246,092

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR) – (continued)
$2,750,000	7.000	%(c)	09/01/2053	$2,779,819
City of Princeton Special Assessment RB for Sicily Public Improvement District Major Improvement Area Project, Series 2023 (NR/NR)
1,850,000	7.875	(c)	09/01/2053	1,887,457
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 2 Project Series 2024 (NR/NR)
782,000	5.250	(c)	09/01/2044	761,876
1,132,000	5.500	(c)	09/01/2054	1,089,297
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
2,205,000	4.500	(c)	09/01/2039	2,092,350
2,185,000	5.500	(c)	09/01/2039	2,209,860
2,140,000	5.750	(c)	09/01/2049	2,142,568
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
2,041,000	5.375	(c)	09/01/2053	1,996,410
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
2,050,000	5.250	(c)	09/01/2052	1,998,499
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
750,000	3.750	(c)	09/01/2040	658,893
1,250,000	4.000	(c)	09/01/2050	999,561
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
1,449,000	4.000	(c)	09/01/2051	1,124,669
City of Princeton Special Assessment RB for Windmore Public Improvement District Improvement Area No. 1 Project Series 2024 (NR/NR)
361,000	5.125	(c)	09/01/2044	343,980
521,000	5.500	(c)	09/01/2054	504,905
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000	5.000	(c)	09/01/2044	682,717
872,000	5.125	(c)	09/01/2044	825,995
1,100,000	5.375	(c)	09/01/2054	1,088,111
City of Princeton Special Assessment RB, Series 2023 (Southridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)
1,284,000	6.375	(c)	09/01/2053	1,332,205

City of Princeton Texas A Municipal Corp. of The State of Texas Located in Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

1,000,000	5.625	(c)	09/01/2055	987,886
City of Princeton Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB, Series 2025 (NR/NR)
1,465,000	5.750	(c)	09/01/2045	1,481,869
1,656,000	6.000	(c)	09/01/2055	1,677,774
City of Princeton, Texas Special Assessment RB, Series 2025 Eastridge Public Improvement District Improvement Area No. 4 Project (NR/NR)
1,000,000	5.625	(c)	09/01/2055	1,004,093

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
$809,000	3.375	%(c)	09/15/2041	$635,787
565,000	4.000	(c)	09/15/2051	442,907
City of Rockdale, Texas, Special Assessment RB, Series 2023 (Cornerstone Public Improvement District Improvement Area #1) (NR/NR)
4,600,000	7.500	(c)	09/15/2054	4,721,438
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
1,195,000	3.875	(c)	09/15/2040	1,064,680
1,750,000	4.125	(c)	09/15/2050	1,404,129
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
90,000	4.375	(c)	09/15/2030	89,364
500,000	4.125	(c)	09/15/2040	445,889
1,520,000	4.375	(c)	09/15/2050	1,272,105
600,000	5.125	(c)	09/15/2050	554,699
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
1,760,000	4.750	(c)	09/15/2049	1,603,962
City of Royse City Texas A Municipal Corp. of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
920,000	5.500	(c)	09/15/2054	881,505
350,000	5.625	(c)	09/15/2054	341,457
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
900,000	5.875	(c)	09/15/2054	903,291
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2025 (NR/NR)
800,000	6.000	(c)	09/15/2055	809,548
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
1,070,000	3.750	(c)	09/15/2040	939,262
1,490,000	4.000	(c)	09/15/2050	1,185,913
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
613,000	6.875	(c)	09/15/2042	662,639
1,350,000	7.000	(c)	09/15/2052	1,460,122
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375		09/01/2040	670,313
1,500,000	5.625		09/01/2050	1,492,161
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)
1,522,000	4.500	(c)	09/01/2051	1,291,483
City of San Marcos, Texas, Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)
1,386,000	6.000	(c)	09/01/2048	1,355,670
City of Seagoville Special Assessment RB for Santorini Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
1,867,000	6.000	(c)	09/15/2044	1,829,084
2,300,000	6.250	(c)	09/15/2054	2,240,011

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Seagoville Special Assessment RB for Santorini Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
$3,675,000	7.000	%(c)	09/15/2054	$3,625,593
City of Seguin Texas A Political Subdivision of The State of Texas Located In Guadalupe County Combination Tax and Limited Pledge Revenue Certificates of Obligation Series 2024 (NR/AA)
1,715,000	4.250		09/01/2054	1,601,959
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
490,000	5.000		09/01/2028	500,133
1,930,000	5.600		09/01/2038	1,960,687
2,470,000	5.700		09/01/2047	2,486,133
City of Sinton Special Assessment RB Series 2022 (NR/NR)
1,800,000	5.125	(c)	09/01/2042	1,727,373
1,150,000	5.250	(c)	09/01/2051	1,106,498
City of Terrell Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
2,750,000	6.250	(c)	09/15/2055	2,800,880
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Three, Series 2023 (NR/NR)
1,237,000	6.000	(c)	09/15/2053	1,258,882
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Two, Series 2023 (NR/NR)
1,000,000	5.750	(c)	09/15/2052	1,002,525
City of Tomball Texas A Municipal Corp. of The State of Texas Located In Harris County Special Assessment RB Series 2025 (NR/NR)
1,499,000	6.000	(c)	09/15/2045	1,518,509
1,491,000	6.125	(c)	09/15/2055	1,506,480
City of Tomball, Texas A Municipal Corporation of The State of Texas Located in Harris County Special Assessment RB, Series 2025 (NR/NR)
500,000	5.750	(c)	09/15/2045	513,797
780,000	6.000	(c)	09/15/2053	801,316
City of TomballTexas A Municipal Corp. of The State of Texas Located in Harris County Special Assessment RB Series 2025 (Raburn Reserve Public Improvement District Improvement Area #3) (NR/NR)
909,000	5.250	(c)	09/15/2044	891,541
City of Uhland Special Assessment RB for Anderson Park Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
605,000	5.125	(c)	09/01/2044	581,276
850,000	5.500	(c)	09/01/2055	818,656
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
2,000,000	6.625	(c)	09/01/2052	2,059,729
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,171,000	5.500	(c)	08/15/2052	1,150,311
City of Wharton, Texas Special Assessment RB, Series 2025 (NR/NR)
1,150,000	6.000	(c)	09/15/2055	1,165,917

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
$5,000,000	4.250%		08/15/2053	$4,565,514
Clifton Higher Education Finance Corporation Education RB Valor Education Series 2024A (NR/NR)
300,000	5.000	(c)	06/15/2034	294,158
525,000	5.750	(c)	06/15/2044	491,922
700,000	6.000	(c)	06/15/2054	643,343
Club Municipal Management District No. 1 Special Assessment RB for Improvement Area #3 Project Series 2024 (NR/NR)
951,000	5.100	(c)	09/01/2044	929,563
1,375,000	5.375	(c)	09/01/2055	1,353,902
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
1,175,000	4.000		10/01/2050	898,683
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
625,000	4.000		10/01/2050	536,556
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
800,000	3.750	(c)	09/15/2040	702,252
1,355,000	4.000	(c)	09/15/2050	1,046,470
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
985,000	4.500	(c)	09/01/2041	902,291
Crandall Economic Development Corporation Kaufman County Sales Tax RB, Series 2025 (BAM) (NR/AA)
1,330,000	5.000		08/15/2050	1,340,356
Dallas Independent School District A Political Subdivision of the State of Texas Located In Dallas County, Texas Unlimited Tax School Building and Refunding Bonds, Series 2025B (PSF-GTD) (Aaa/NR)
32,000,000	4.000		02/15/2055	28,946,150
Denton County Junior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024B (NR/NR)
1,170,000	5.750	(c)	12/31/2044	1,140,954
1,825,000	6.125	(c)	12/31/2054	1,793,662
Denton County Senior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024A (NR/NR)
1,825,000	5.250	(c)	12/31/2044	1,777,897
2,907,000	5.625	(c)	12/31/2054	2,854,453
Denton County Special Assessment RB for Tabor Ranch Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
1,950,000	6.000	(c)	12/31/2044	1,924,019
3,050,000	6.250	(c)	12/31/2054	2,949,321
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
3,200,000	5.625	(c)	12/31/2055	3,260,752
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
2,750,000	5.875	(c)	12/31/2045	2,800,649
5,700,000	6.125	(c)	12/31/2055	5,823,160

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
East Waller County Management District A Political Subdivision of The State of Texas Located In Waller County Texas Special Assessment RB Series 2025 (NR/NR)
$3,300,000	6.250	%(c)	09/15/2055	$3,346,247
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
345,000	4.000	(c)	08/15/2029	337,042
1,150,000	4.500	(c)	08/15/2035	1,083,788
875,000	5.000	(c)	08/15/2044	790,069
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750		05/01/2038	1,545,073
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000	4.750		11/01/2042	6,967,073
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
590,000	5.000	(c)	09/01/2027	592,571
895,000	5.000	(c)	09/01/2032	897,287
1,315,000	5.125	(c)	09/01/2037	1,289,268
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
7,500,000	5.800		10/01/2046	7,912,382
Greater Texoma Authority Contract RB for City of Sherman Project Series 2023 (AGM) (NR/AA)
2,000,000	4.250		10/01/2053	1,879,272
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,789,000	5.500	(c)	09/15/2042	1,777,357
3,204,000	5.750	(c)	09/15/2052	3,165,511
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
1,340,000	4.500	(c)	09/01/2039	1,263,841
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
510,000	3.875		09/01/2037	472,928
930,000	4.000		09/01/2047	773,581
Hidalgo County Regional Mobility Authority Junior Lien toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3/BBB-)
6,105,000	0.000	(f)	12/01/2049	1,615,110
6,365,000	0.000	(f)	12/01/2050	1,562,552
6,760,000	0.000	(f)	12/01/2051	1,561,003
6,925,000	0.000	(f)	12/01/2052	1,507,388
7,155,000	0.000	(f)	12/01/2053	1,468,098
7,300,000	0.000	(f)	12/01/2054	1,411,885
Highland Park Independent School District UT School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000	4.000		02/15/2048	6,951,011
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
2,125,000	5.000		07/01/2027	2,162,103
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
3,850,000	5.000		07/15/2027	3,918,878

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
$8,580,000	5.000%		07/15/2027	$8,733,499
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/BB+)
9,000,000	6.625		07/15/2038	9,023,421
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/BB+)
7,550,000	5.000		07/01/2029	7,552,023
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/BB+)
13,350,000	5.000		07/15/2035	13,353,799
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,585,000	4.000		10/01/2051	1,231,270
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000		12/01/2045	1,811,234
Joshua Farms Municipal Management District No. 1 Special Assessment RB for Improvement Areas #1-2 Project Series 2023 (NR/NR)
3,084,000	5.500	(c)	09/01/2053	3,019,610
Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000	4.000		02/01/2053	4,765,739
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
480,000	5.000	(c)	09/01/2028	489,926
1,170,000	5.375	(c)	09/01/2038	1,189,791
1,930,000	5.125	(c)	09/01/2047	1,931,581
1,500,000	5.500	(c)	09/01/2047	1,502,211
Karis Municipal Management District of Tarrant County Assessment RB for Improvement Area #1 Series 2024 (NR/NR)
686,000	5.000		12/01/2044	656,175
763,000	5.250		12/01/2053	727,588
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
165,000	2.375		09/01/2031	146,581
165,000	2.375		09/01/2032	142,833
175,000	2.375		09/01/2033	147,331
175,000	2.500		09/01/2034	145,114
365,000	2.500		09/01/2036	285,748
385,000	2.625		09/01/2038	288,054
370,000	3.000		09/01/2041	267,530
520,000	3.000		09/01/2046	344,486
1,265,000	3.000		09/01/2051	781,286
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
2,040,000	4.500		09/01/2054	1,916,591
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500		09/01/2041	336,666
590,000	3.000		09/01/2044	424,123
650,000	3.000		09/01/2047	446,597

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Lamar Consolidated Independent School District (Fort Bend County, Texas) Unlimited Tax Schoolhouse Bonds, Series 2023 (AGM) (Aa3/AA)
$2,500,000	5.500%		02/15/2058	$2,678,154
Longview Independent School District, A Political Subdivision of The State of Texas Located In Gregg County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000	4.000		02/15/2049	920,970
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
3,065,000	4.250		05/01/2030	3,199,179
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
23,950,000	4.625	(c)	10/01/2031	23,975,128
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500		02/15/2040	691,749
1,325,000	5.250		02/15/2045	1,199,970
780,000	4.000		02/15/2051	562,261
Montgomery County Texas A Political Subdivision of the State of Texas Special Assessment RB Series 2025 (NR/NR)
1,025,000	5.250		09/15/2045	1,016,267
1,625,000	5.500		09/15/2054	1,574,714
Montgomery County, Texas Special Assessment Revenue Bonds, Series 2025 (Meadow Park Public Improvement District Improvement Area #1 Project) (Tx) (NR/A)
1,000,000	5.000		09/15/2043	1,000,345
2,200,000	5.000		09/15/2048	2,200,276
Montgomery CountyTexas Special Assessment RB Series 2025 (NR/NR)
710,000	5.375		09/15/2054	700,258
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000	4.000	(c)	08/15/2046	2,279,585
11,105,000	4.000	(c)	08/15/2056	8,201,620
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/BB+)
2,325,000	5.750		07/15/2052	2,261,337
3,055,000	6.000		07/15/2057	3,058,620
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
81,650,000	5.500		01/01/2057	73,187,402
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR/NR)
8,675,000	7.000		01/01/2057	6,037,800
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
1,130,000	5.000	(c)	08/15/2039	1,128,799
New Hope Cultural Education Facilities Finance Corp. Student Housing RB Series 2020A (B3/NR)
3,770,000	5.000		07/01/2040	2,848,557
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living RB Series 2021A-1 (NR/NR)
2,765,000	5.250		01/01/2042	2,600,171

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Bella Vida Forefront Living Project Series 2025B-3 (NR/NR)
$1,100,000	4.250%		10/01/2030	$1,105,074
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Legacy Midtown Park Project Series 2025 (NR/NR)
900,000	5.250		07/01/2032	907,917
900,000	6.750		07/01/2044	909,222
450,000	7.125		07/01/2056	454,220
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
2,395,000	4.000	(c)	09/15/2041	2,085,247
North Texas tollway Authority RB for Second Tier Series 2021 B (A1/A+)
11,955,000	3.000		01/01/2046	9,001,720
Northside Independent School District UT School Building and Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000	4.000		08/15/2048	2,149,003
5,310,000	4.125		08/15/2053	4,869,259
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
2,070,000	4.000		08/15/2045	1,977,459
Pilot Point, Texas Special Assessmentt RB, Bryson Ranch Public Improvement District 2025 (NR/NR)
650,000	6.125	(c)	09/15/2045	664,819
1,374,000	6.375	(c)	09/15/2055	1,401,838
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
1,650,000	2.750	(c)	01/01/2036	1,358,397
3,675,000	2.875	(c)	01/01/2041	2,661,852
11,125,000	3.000	(c)	01/01/2050	7,343,051
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
29,500,000	4.100	(c)	01/01/2028	26,471,294
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
1,950,000	5.000	(c)	01/01/2039	1,924,565
1,700,000	5.125	(c)	01/01/2044	1,637,838
2,650,000	5.250	(c)	01/01/2054	2,518,347
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
10,475,000	10.000	(c)	07/01/2026	10,522,771
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
316,000	5.750		09/15/2036	316,950
1,028,000	6.000		09/15/2046	1,029,108
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
1,166,000	6.000	(c)	09/15/2052	1,179,900
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
825,000	4.125	(c)	09/15/2039	760,205
3,275,000	4.375	(c)	09/15/2049	2,820,911

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
South Manvel Development Authority (A Public Not-For-Profit Local Government Corporation Acting On The Behalf of The City of Manvel, Texas) Tax Increment Contract RB, Series 2023 (NR/NR)
$1,375,000	5.000%		04/01/2043	$1,344,579
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
5,275,000	4.000		08/15/2052	4,799,193
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
9,850,000	5.000		05/15/2045	8,898,196
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
1,650,000	5.000		10/01/2049	1,601,968
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000	4.250		08/15/2053	2,257,774
Terrell Texas Special Assessment RB Arboretum Estates Public Improvement 2025 (NR/NR)
5,925,000	7.000	(c)	09/15/2055	5,988,125
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000	5.000		12/15/2031	9,003,597
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
16,600,000	5.500		12/31/2058	17,104,994
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
40,755,000	5.000		06/30/2058	40,018,899
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,475,000	4.000	(c)	09/01/2043	1,252,629
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
429,000	3.750	(c)	09/01/2042	353,045
410,000	4.000	(c)	09/01/2051	324,809
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
2,000,000	6.875	(c)	09/01/2052	2,067,119
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)
1,343,000	5.875	(c)	09/01/2047	1,372,534
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
500,000	5.250	(c)	09/01/2054	477,853
Town of Providence Village Texas Special Assessment RB Series 2025 (NR/NR)
700,000	5.350	(c)	09/01/2045	686,714
1,250,000	5.500	(c)	09/01/2055	1,214,316
Travis County Development Authority Contract Assessment RB for Longview 71 Public Improvement District Improvement Area # 1 Project Series 2024 (NR/NR)
743,000	5.125	(c)	09/01/2054	711,209

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
$1,145,000	5.500	%(c)	09/01/2052	$1,142,024
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000		09/01/2036	1,401,982
860,000	3.000		09/01/2037	720,692
625,000	3.000		09/01/2039	492,791
600,000	3.000		09/01/2040	460,561
Village of Salado Texas A Municipal Corp. of The State of Texas Located In Bell County Special Assessment RB Series 2024 (NR/NR)
720,000	6.250	(c)	09/01/2044	712,118
610,000	6.500	(c)	09/01/2054	601,404
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125		12/01/2035	330,262
457,000	3.375		12/01/2040	372,156
786,000	3.500		12/01/2047	558,958
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
265,000	4.000		12/01/2027	265,007
1,620,000	4.750		12/01/2035	1,620,220
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa2/AA)
2,700,000	4.750		08/15/2049	2,677,703
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds, Series 2023A (BAM) (Baa2/AA)
1,175,000	4.500		08/15/2041	1,179,467
1,345,000	4.625		08/15/2044	1,336,579

				1,062,191,136

Utah - 0.9%
Arrowhead Springs Public Infrastructure District Special Assessment Bonds Series 2025 (NR/NR)
2,925,000	5.625	(c)	12/01/2054	2,921,881
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
2,010,000	3.750	(c)	03/01/2041	1,736,255
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)
5,000,000	7.375	(c)	09/15/2051	4,523,757
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
7,000,000	5.625	(c)	12/01/2053	7,012,212
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)
2,194,000	5.500	(c)	06/01/2041	2,109,597
Desert Edge Public Infrastructure District No. 1 In The City of Grantsville Tooele County, Utah Limited Tax GO Convertible Capital Appreciation Bonds, Series 2025A (NR/NR)
2,210,000	0.000	(c)(h)	03/01/2055	1,703,083
Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
1,870,000	6.625	(c)	03/01/2054	1,908,060

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Firefly Public Infrastructure Disrict No. 1 Special Assessment Bonds Series 2024A-2 (NR/NR)
$6,061,968	5.625	%(c)	12/01/2043	$6,067,508
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
10,250,000	5.500	(c)	02/01/2050	8,267,755
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)
1,954,000	7.875	(c)	08/15/2050	1,578,575
Mida Cormont Public Infrastructure District Limited Tax GO Convertible Capital Appreciation Bonds Series 2025A-2 (NR/ NR)
5,675,000	0.000	(c)(h)	06/01/2055	4,716,374
Mida Cormont Public Infrastructure District Subordinate Limited Tax General Obligation Bonds, Series 2025B (NR/NR)
3,246,000	8.500	(c)	06/15/2055	3,305,203
Mida Mountain Veterans Program Public Infrastructure District Tax Allocation RB Series 2024 (NR/NR)
1,000,000	5.000	(c)	06/01/2044	983,409
2,000,000	5.200	(c)	06/01/2054	1,920,242
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-1 (NR/NR)
3,500,000	5.125	(c)	06/15/2054	3,366,391
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
5,250,000	6.000	(c)	06/15/2054	5,332,726
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000		06/01/2036	1,420,222
4,050,000	4.000		06/01/2041	3,606,044
18,925,000	4.000		06/01/2052	15,281,391
Olympia Public Infrastructure District No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
985,000	6.375	(c)	03/01/2055	1,006,320
Olympia Public Infrastructure District No. 1 Special RB Series 2024A-2 (NR/NR)
3,056,000	5.125	(c)	12/01/2029	3,094,970
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,180,000	3.625	(c)	02/01/2035	1,013,708
500,000	4.125	(c)	02/01/2041	416,234
500,000	4.375	(c)	02/01/2051	385,514
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)
600,000	7.375	(c)	08/15/2051	501,822
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,625,000	4.250	(c)	03/01/2051	1,250,473
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A1/A+)
290,000	5.000		07/01/2047	289,933
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2021A (A1/A+)
890,000	5.000		07/01/2051	897,322
Salt Lake City International Airport RB Series 2021A (A1/A+)
4,950,000	5.000		07/01/2046	5,006,331
Salt Lake City International Airport RB Series 2023A (A1/A+)
2,800,000	5.250		07/01/2048	2,881,026

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Soleil Hills Public Infrastructure District No. 1 Limited Tax GO and Special RB Series 2025A (NR/NR)
$3,000,000	5.875	%(c)	03/01/2055	$2,949,763
Soleil Hills Public Infrastructure District No. 1 Subordinate Limited Tax GO and Special RB Series 2025B (NR/NR)
1,935,000	8.000	(c)	03/15/2055	1,930,304
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
1,800,000	4.000	(c)	10/15/2051	1,224,230
4,240,000	4.000	(c)	10/15/2056	2,769,445
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
6,365,000	5.750	(c)	06/15/2052	6,070,852
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
3,630,000	4.250	(c)	07/15/2050	2,774,650
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
1,220,000	4.250	(c)	06/15/2051	911,296
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR)
6,600,000	4.000	(c)	10/15/2061	4,183,454

				117,318,332

Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000		05/01/2047	927,637
Vermont Economic Development Authority Solid Waste Disposal RB Casella Waste Systems, Inc. Project Series 2022A-2 (B1/B+)
2,050,000	4.375	(a)(b)(c)	06/01/2052	2,040,919
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000	5.000	(a)(b)(c)	06/01/2052	2,275,095
Vermont Educational and Health Buildings Financing Agency RB for Saint Michael’s College Project Series 2023 (NR/BBB-)
9,575,000	5.250	(c)	10/01/2052	7,843,072
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000	5.500	(c)	10/01/2043	2,762,476

				15,849,199

Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
13,170,000	5.000		10/01/2039	13,390,654
Virgin Islands Public Finance Authority Hotel Occupancy Tax RB for Frenchman’s Reef Hotel Development Project Series 2024A (NR/NR)
3,150,000	6.000	(c)	04/01/2053	3,204,910
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
11,300,000	5.000	(c)	10/01/2039	11,048,451

				27,644,015

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia - 1.3%
Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR/NR)
$4,000,000	4.000%		06/01/2054	$3,348,611
City of Roanoke Economic Development Authority Hospital RB for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000	3.000		07/01/2045	1,530,193
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
3,900,000	7.000		09/01/2053	4,270,814
8,735,000	7.000		09/01/2059	9,521,235
Economic Development Authority of The City of Salem Virginia Educational Facilities RB Roanoke College, Series 2025 (NR/BBB+)
550,000	6.000		04/01/2050	573,139
750,000	6.000		04/01/2055	778,564
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
7,360,000	5.000		01/01/2050	6,596,429
5,000,000	5.000		01/01/2059	4,335,122
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
575,000	4.000		06/01/2041	486,982
940,000	4.000		06/01/2047	720,903
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000		04/01/2045	594,663
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1 (B3/B-)
2,425,000	5.000		06/01/2047	2,061,243
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
10,355,000	6.706		06/01/2046	7,895,175
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
237,090,000	0.000	(f)	06/01/2047	59,045,652
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
34,250,000	0.000	(f)	06/01/2047	8,352,661
Virginia College Building Authority Educational Facilities RB Regent University Project, Series 2025 (NR/BBB)
2,750,000	6.000		06/01/2055	2,908,761
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
1,525,000	3.000		06/01/2041	1,183,718
1,050,000	4.000		06/01/2046	894,484
Virginia Housing Development Authority Rental Housing Bonds 2025 Series A (NON-AMT) (Aa1/AA+)
6,825,000	4.650		09/01/2055	6,840,852
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
19,870,000	5.000		12/31/2056	19,246,748
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
2,510,000	5.000		10/01/2038	2,657,446

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Senior Lien RB Refunding for I-495 Hot Lanes Project, Series 2022 (Tax Exempt/AMT) (Baa1/NR)
$1,000,000	5.000%		12/31/2057	$989,918
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
1,690,000	5.000		12/31/2052	1,681,870
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB)
7,500,000	4.000		01/01/2048	6,504,633
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B-)
1,000,000	5.000	(a)(b)(c)	01/01/2048	938,979
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000	5.000		12/31/2049	5,296,168
4,765,000	5.000		12/31/2052	4,645,194

				163,900,157

Washington - 1.3%
City of Tacoma Electric System RB Green Bonds Series 2024A (NR/AA)
1,000,000	5.000		01/01/2054	1,034,966
Grant County Public Hospital District UT GO Bonds Series 2023 (Baa1/NR)
14,405,000	5.000		12/01/2044	13,861,280
King County Washington Limited Tax GO and Refunding Bonds 2023 Series B (Aaa/AAA)
4,575,000	5.000		12/01/2053	4,736,293
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,880,000	5.000		04/01/2030	3,880,620
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2022B (Aa3/AA-)
3,000,000	5.500		08/01/2047	3,155,789
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (Aa3/AA-)
2,765,000	4.000		08/01/2047	2,478,221
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000	5.500		12/01/2054	2,550,205
Washington Higher Education Facilities Authority RB for Seattle University Project, Series 2020 (NR/A)
925,000	4.000		05/01/2045	858,968
Washington State Convention Center Public Facilities District Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000	4.000		07/01/2058	17,096,391
Washington State Convention Center Public Facilities District Lodging Tax Refunding Bonds Series 2021B (A3/BBB+)
3,715,000	3.000		07/01/2058	2,424,600
Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB+)
47,800,000	5.000		07/01/2048	47,868,751
35,000,000	4.000		07/01/2058	28,163,835
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB-)
3,320,000	4.000		07/01/2043	2,966,802
11,620,000	4.000		07/01/2058	9,350,393

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing RB Bayview Manor II Project, Series 2025A (NR/NR)
$1,350,000	6.000	%(c)	07/01/2060	$1,352,711
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
1,350,000	5.000	(c)	01/01/2049	1,231,283
3,800,000	5.000	(c)	01/01/2055	3,378,377
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding RB Josephine Caring Community Project Series 2025A (NR/NR)
3,320,000	5.125	(c)(e)	07/01/2036	3,267,927
10,000,000	6.375	(c)(e)	07/01/2060	9,869,937
Washington State Housing Finance Commission Non-Profit Housing Tax Exempt RB Refunding for Emerald Heights Project, Series 2023A (NR/NR)
2,050,000	5.000		07/01/2043	2,060,730
1,935,000	5.000		07/01/2048	1,890,350
Washington State Housing Finance Commission Subordinate Nonprofit RB Blakeley and Laurel Villages Portfolio, Series 2025B (NR/NR)
5,000,000	7.000	(c)	07/01/2064	5,132,514

				168,610,943

West Virginia - 0.4%
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR/NR)
2,230,000	5.500	(c)	06/01/2032	2,045,997
2,725,000	6.000	(c)	06/01/2037	2,362,269
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
815,000	3.000		03/01/2035	731,662
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
2,510,000	4.125	(c)	06/01/2043	2,153,456
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)
1,535,000	4.875	(c)	06/01/2043	1,435,526
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University town Centre Series 2023 A (NR/NR)
790,000	5.750	(c)	06/01/2043	822,679
1,185,000	6.000	(c)	06/01/2053	1,234,602
The City of Huntington Tax Increment Revenue and Refunding Bonds for Downtown Project No. 3 Series 2024 A (NR/NR)
365,000	5.000		06/01/2039	360,529
375,000	5.500		06/01/2049	366,352
The City of Huntington Tax Increment Revenue and Refunding Bonds for Kinetic Park Project No. 3 Series 2024 (NR/NR)
445,000	5.125		06/01/2039	444,101
400,000	5.625		05/01/2050	390,677

The accompanying notes are an integral part of these financial statements.	179

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)

The County Commission of Monongalia County Subordinate Special District Excise Tax Convertible Capital Appreciation Revenue, Refunding and Improvement Bonds, Series 2023 B (University Town Centre Economic Opportunity Development District) (NR/NR)

$14,000,000	0.000	%(c)(h)	06/01/2053	$3,020,657
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Commercial Metals Company Project, Series 2025 (Ba2/BB+)
10,850,000	4.625	(a)(b)	04/15/2055	10,967,106
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
3,340,000	5.500		09/01/2048	3,561,352
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Ba1/BBB)
10,985,000	5.000		01/01/2043	10,108,639
13,000,000	4.125		01/01/2047	10,137,382
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
1,750,000	5.000		09/01/2038	1,782,913
1,600,000	5.000		09/01/2039	1,623,292

				53,549,191

Wisconsin - 3.6%
Public Finance Authority (Lindenwood Education System) Educational Facilities Revenue Bonds, Series 2025A Taxable (Wi) (NR/BB+)
1,020,000	5.000	(c)	10/01/2034	1,043,278
Public Finance Authority Beyond Boone LLC-Appalachian State
University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000	4.125		07/01/2049	2,154,287
1,600,000	5.000		07/01/2058	1,602,905
Public Finance Authority Charter School RB (Alamance Community School Project) Series 2023A (Ba2/NR)
1,025,000	6.500	(c)	06/15/2043	1,079,329
1,310,000	7.000	(c)	06/15/2053	1,391,954
1,395,000	7.000	(c)	06/15/2058	1,469,652
Public Finance Authority Charter School RB Cherokee Classical Academy Project Series 2025A (NR/NR)
500,000	6.750	(c)	06/15/2055	492,769
1,000,000	7.000	(c)	06/15/2065	1,001,823
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
1,400,000	6.000	(c)	06/01/2062	1,312,340
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
1,250,000	5.000	(c)	06/15/2051	1,012,125
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
900,000	5.250		06/15/2054	890,688
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
1,630,000	5.500	(c)	06/15/2052	1,529,823
2,700,000	5.750	(c)	06/15/2062	2,570,736

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
$145,000	4.000	%(c)	06/15/2029	$144,109
385,000	5.000	(c)	06/15/2039	373,601
Public Finance Authority Education RB for Triad Educational Services Series 2022 (NR/BBB-)
590,000	5.500		06/15/2050	588,574
1,450,000	5.250		06/15/2052	1,409,481
1,400,000	5.375		06/15/2057	1,377,807
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (Ba2/NR)
1,400,000	5.000	(c)	06/15/2052	1,280,214
1,850,000	5.000	(c)	06/15/2057	1,669,231
1,850,000	5.000	(c)	06/15/2062	1,647,240
Public Finance Authority Education RB Mater Academy of Nevada Cactus Park Campus Project Series 2025A (NR/BB)
1,190,000	6.000	(c)	12/15/2055	1,213,286
1,250,000	6.125	(c)	12/15/2060	1,280,473
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000	5.000	(c)	01/01/2057	3,182,971
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
700,000	4.500	(c)	07/15/2053	592,602
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba1/BB+)
5,900,000	4.300		11/01/2030	5,907,152
Public Finance Authority Federal Lease RB Nasa DC HQ Federally Taxable Series 2022 (B2/NR)
6,030,000	6.145		08/01/2028	4,172,676
Public Finance Authority Founders Academy Charter School RB Series 2023A (NR/BB-)
550,000	6.625	(c)	07/01/2053	567,425
500,000	6.750	(c)	07/01/2058	517,542
Public Finance Authority Hotel RB for Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)
900,000	5.625	(c)	02/01/2046	921,099
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
43,075,000	6.750	(c)	08/01/2031	33,167,750
Public Finance Authority Limited Obligation Pilot RB American Dream Meadowlands Project Series 2017 (NR/NR)
8,175,000	7.000	(c)	12/01/2050	6,540,000
Public Finance Authority Limited Obligation RB for Town of Scarborough - The Downs Project Series 2024 (NR/NR)
1,450,000	5.000		08/01/2039	1,444,983
Public Finance Authority Lindenwood Education System Educational Facilities RB Series 2025A (NR/BBB-)
18,775,000	4.750	(c)	06/01/2040	18,277,153
Public Finance Authority Pooled Charter School Certificates Series 2023-1 Class B Certificates (NR/NR)
9,126,888	0.010	(a)(c)(h)	07/01/2062	6,867,983
Public Finance Authority Quality Education Academy Project Charter School RB Series 2023A (Ba2/NR)
475,000	6.250	(c)	07/15/2053	485,092
1,175,000	6.500	(c)	07/15/2063	1,209,040

180	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
$950,000	4.000%		07/01/2050	$847,933
1,185,000	4.000		07/01/2055	1,034,641
1,520,000	4.000		07/01/2059	1,316,401
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,150,000	5.000	(c)	12/01/2035	1,153,822
12,380,000	5.000	(c)	12/01/2055	10,713,840
Public Finance Authority RB for Coral Academy of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000		07/01/2061	3,164,046
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
1,300,000	5.000	(c)	06/15/2054	1,169,781
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)
370,000	4.000	(c)	07/01/2030	364,859
700,000	5.000	(c)	07/01/2040	664,077
1,875,000	5.000	(c)	07/01/2055	1,590,125
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
300,000	5.000	(c)	06/01/2036	274,120
900,000	5.000	(c)	06/01/2051	681,827
1,075,000	5.000	(c)	06/01/2061	782,640
Public Finance Authority RB for Inperium Project Series 2024 (NR/NR)
3,650,000	5.500	(c)	12/01/2044	3,622,380
9,450,000	5.750	(c)	12/01/2054	9,341,268
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
6,775,000	5.250	(c)	03/01/2045	6,230,392
7,110,000	5.250	(c)	03/01/2055	6,224,597
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)
16,375,000	4.500	(c)	06/01/2056	11,953,750
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
10,330,000	5.625	(c)	06/01/2050	10,323,957
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
15,485,000	6.500	(c)	06/01/2045	13,855,865
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200		12/01/2037	2,654,913
1,525,000	5.350		12/01/2045	1,538,557
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB-)
4,470,000	6.000	(c)	07/01/2031	4,168,981
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000		01/01/2045	1,296,919
1,900,000	3.000		01/01/2050	1,357,505
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
1,950,000	5.000	(c)	06/01/2050	1,600,445
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
1,450,000	5.000	(c)	09/01/2049	1,310,947

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR) – (continued)
$1,360,000	5.000	%(c)	09/01/2054	$1,205,217
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
9,950,000	4.500	(c)	07/01/2048	7,076,634
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
3,205,000	6.125	(c)	10/01/2049	2,785,919
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB+)
350,000	5.000	(c)	10/01/2039	350,089
Public Finance Authority RB Viticus Group Project Series 2025A (NR/NR)
1,300,000	6.500	(c)	12/01/2055	1,308,814
3,350,000	6.750	(c)	12/01/2065	3,395,361
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000	5.000		11/15/2049	745,308
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/NR)
100,000	4.000	(c)(g)	04/01/2032	106,831
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/BB+)
800,000	4.000	(c)	04/01/2042	686,850
1,400,000	4.000	(c)	04/01/2052	1,092,156
Public Finance Authority Senior Lien Toll RB Series 2025 Georgia SR 400 Express Lanes Project (Baa3/NR)
7,500,000	5.750		06/30/2060	7,711,252
23,275,000	5.750		12/31/2065	23,930,584
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia Sr 400 Express Lanes Project (Baa3/NR)
17,025,000	6.500		12/31/2065	18,625,679
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000	4.000		01/01/2052	9,194,256
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (Baa3/NR)
3,800,000	4.000		03/31/2056	3,034,864
Public Finance Authority Special Facility RB for Million Air Three LLC General Aviation Facilities Project Series 2024A (Tax- Exempt-AMT) (NR/NR)
900,000	6.250	(c)	09/01/2046	924,369
Public Finance Authority Special Facility RB for Million Air Two LLC General Aviation Facilities Project Series 2017B (NR/NR)
19,085,000	7.125	(c)	06/01/2041	19,871,781
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250		07/01/2047	3,155,570
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Subordinate Series 2025B (Baa2/NR)
160,000	5.000		06/15/2030	170,001
300,000	5.250		06/15/2035	325,243
500,000	5.250		06/15/2045	506,960
675,000	5.500		06/15/2055	686,380

The accompanying notes are an integral part of these financial statements.	181

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation, Llc Project Junior Subordinate Series 2025C (Ba1/NR)
$425,000	5.000%		06/15/2035	$437,301
650,000	5.500		06/15/2045	640,981
900,000	5.750		06/15/2055	884,113
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
8,815,000	4.000	(c)	07/01/2061	6,476,109
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)
1,875,000	5.250	(c)	07/01/2061	1,537,943
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
13,850,000	5.000	(c)	06/01/2041	13,926,496
Public Finance Authority Tax Increment Revenue Subordinate Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000	8.000	(c)	06/15/2042	7,427,282
Public Finance Authority Wisconsin Hotel RB Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)
6,200,000	5.750	(c)	02/01/2052	6,332,216
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Elevon Project Series 2024 (NR/NR)
1,864,737	5.000	(c)	07/15/2030	1,870,399
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella Projects Series 2024 (NR/NR)
5,308,451	5.500	(c)	12/15/2032	5,271,336
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Anthem/Freedom Project Series 2025 (NR/NR)
8,225,000	0.000	(c)(f)	12/15/2037	4,135,148
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds for Oakwood Estates and Stonebrooke Projects Series 2024 (NR/NR)
5,175,000	0.000	(c)(f)	12/15/2030	3,845,209
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds for Two Step Project Series 2024 (NR/NR)
11,000,000	0.000	(c)(f)	12/15/2034	6,349,210
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Midtown Project Series 2025 (NR/NR)
2,968,000	0.000	(c)(f)	12/15/2034	1,732,114
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Improvement and Refunding Bonds Astro Texas Land Projects Series 2025 (NR/NR)
7,768,669	5.000	(c)	12/15/2036	7,777,042
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
5,727,000	5.375	(c)	12/15/2032	5,727,863

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority, Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Northspur Project, Series 2025 (NR/NR)
$5,654,000	0.000	%(c)(f)	12/15/2032	$3,619,289
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000		02/01/2042	1,002,088
435,000	4.000		02/01/2045	375,518
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000		12/01/2051	608,539
950,000	4.000		12/01/2056	583,144
Wisconsin Health and Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
2,875,000	5.750		08/15/2054	2,931,369
4,600,000	5.750		08/15/2059	4,673,554
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/A+)
9,200,000	5.500		02/15/2054	9,734,092
Wisconsin Health and Educational Facilities Authority Senior Living RB, Series 2025 (NR/NR)
4,375,000	6.625		07/01/2060	4,519,869
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)
34,525,000	6.000	(c)	02/01/2062	35,572,440

				456,508,563

Wyoming - 0.1%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
13,040,000	3.625		07/15/2039	11,851,948

TOTAL MUNICIPAL BONDS
(Cost $12,841,728,813)				12,502,434,161

Corporate Bonds - 0.6%
Forest Products & Paper - 0.0%
Domtar Corp.
2,000,000	6.750	%(c)	10/01/28	1,722,091

Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
16,525,000	7.000		12/01/27	17,157,624

Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
5,807,290	9.750	%(c)(d)	12/01/39	5,084,805
Benloch Ranch Improvement Association No. 1 Series 2021
3,581,069	9.750	(c)(d)	12/01/39	3,135,548
Benloch Ranch Improvement Association No. 2
29,700,000	10.000	(c)(d)	12/01/51	23,089,374
Brixton Park Improvement Association No. 1 Series
20,850,624	6.875	(c)(d)	12/01/51	18,394,420

				49,704,147

182	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Brixton Park Improvement Association No. 1 Series – (continued)
Revenue - 0.1%
Toledo Hospital (The)
$4,988,000	5.325%	11/15/28	$5,123,288

TOTAL CORPORATE BONDS
(Cost $81,541,180)			73,707,150

Shares	Dividend Rate		Value

Investment Company - 0.2%(k)

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
29,822,759	3.965%		29,822,759
(Cost $29,822,759)

TOTAL INVESTMENTS - 98.5% (Cost $12,953,092,752)			$12,605,964,070

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			195,381,181

NET ASSETS - 100.0%			$12,801,345,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2025.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	When-issued security.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h)	Zero coupon bond until next reset date.
(i)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.
(j)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
ETM	- Escrowed to Maturity
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
IDA	- Industrial Development Agency
LP	- Limited Partnership
LT	- Limited Tax
MTA	- Metropolitan Transportation Authority
MUN GOVT	-
GTD	Municipal Government Guaranteed NATL
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
RMKT	- Remarketed
RR	- Revenue Refunding
SD CRED	-
PROG	School District Credit Program
SOFR	- Secured Overnight Financing Rate
ST	-
INTERCEPT	State Aid Intercept
TCRS	- Transferable Custody Receipts
USD	- United States Dollar
UT	- Unlimited Tax

The accompanying notes are an integral part of these financial statements.	183

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.9%
Alabama - 1.3%
Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa2/AA)
$500,000	5.000%		11/15/2046	$501,205
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
1,000,000	4.000	(a)(b)	12/01/2049	1,003,340
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AG) (A1/AA)
100,000	5.250		09/01/2039	110,251
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AG) (A1/AA)
120,000	5.250		09/01/2038	133,428
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
350,000	5.250	(a)(b)	07/01/2054	383,487
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (Ba3/BB+)
100,000	5.750		10/01/2049	101,026
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
1,005,000	5.500		10/01/2053	1,052,216
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	3.875		11/01/2027	98,110
100,000	4.250		11/01/2032	95,976
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa3/BBB)
400,000	5.000		06/01/2054	384,474

				3,863,513

Alaska - 0.1%
Civicventures Refunding RB for Anchorage Convention Center Series 2015 (NR/A+)
200,000	4.000		09/01/2038	200,375

Arizona - 1.1%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
535,000	2.870	(a)(c)	01/01/2037	523,930
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
485,000	6.500	(d)	11/01/2053	473,964
Arizona Industrial Development Authority Hospital RB Phoenix Children’s Hospital Series 2020A (A1/A+)
300,000	4.000		02/01/2050	258,557
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375		07/01/2041	20,776
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
25,000	4.000	(d)	12/15/2051	19,067
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)
265,000	4.000	(d)	07/15/2041	216,484

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
$180,000	5.125%		01/01/2059	$165,826
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
170,000	3.250		07/01/2049	127,127
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
75,000	4.000	(d)	07/01/2041	65,917
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
150,000	2.625	(b)(d)	07/01/2031	138,649
150,000	3.500	(b)(d)	07/01/2044	115,840
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750		07/01/2043	90,243
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
50,000	4.000		02/15/2046	41,170
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
100,000	4.000	(d)	07/01/2051	76,533
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
25,000	5.125	(d)	10/01/2030	23,968
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON-AMT) (Baa2/NR)
325,000	3.600		02/01/2040	293,082
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
105,000	5.000		12/01/2037	112,691
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa2/BBB)
150,000	4.000	(a)(b)	06/01/2049	153,131
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
275,000	4.000		07/01/2034	269,552

				3,186,507

Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250		07/01/2041	42,388
25,000	3.500		07/01/2046	15,784
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500		07/01/2038	72,052

				130,224

California - 7.6%
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (A1/AA-)
250,000	5.500		05/01/2055	266,160

184	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (A1/NR)
$570,000	5.250%		05/01/2049	$591,437
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
500,000	5.750		05/01/2048	533,562
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.30%)
500,000	3.190	(a)(c)	04/01/2056	490,018
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.41%)
350,000	3.300	(a)(c)	04/01/2056	338,617
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
250,000	4.375		07/01/2049	234,969
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000	5.000	(a)(b)	02/01/2054	618,620
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
750,000	5.000	(a)(b)	02/01/2055	816,785
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
635,000	4.000	(d)	02/01/2056	472,441
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
150,000	4.000	(d)	02/01/2056	121,629
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000		06/01/2049	42,887
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB+)
5,000	5.000		06/01/2049	4,955
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
250,000	0.000	(e)	06/01/2055	48,428
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
400,000	0.000	(e)	06/01/2055	43,629
California Educational Facilities Authority RB Stanford University, Series U-7 (Aaa/AAA)
355,000	5.000		06/01/2046	407,251
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
1,600,000	5.250		12/01/2043	1,657,749
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A3/A)
410,000	5.000		10/01/2044	410,098
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
135,000	4.000		05/15/2051	119,668

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Municipal Certificates, Series 2025-1 Class A-1 (NR/AA-)
$498,329	3.537	%(b)(f)	02/20/2041	$452,799
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
100,000	4.000		07/01/2041	88,286
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NONR)
150,000	5.000		07/01/2047	149,079
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
1,000,000	5.000		12/31/2043	1,001,231
California Municipal Finance Authority Solid Waste Disposal RB Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
200,000	3.375	(a)(b)	09/01/2050	198,762
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB+)
150,000	4.000		07/15/2029	150,927
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
250,000	4.300		07/01/2040	249,986
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
300,000	5.000	(d)	07/01/2037	300,285
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
275,000	5.000	(d)	07/01/2034	299,364
250,000	5.000	(d)	07/01/2035	269,691
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
250,000	5.000	(d)	11/21/2045	248,911
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
250,000	6.250	(d)	04/01/2052	248,092
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
250,000	6.375	(d)	06/01/2052	256,554
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
285,000	3.000	(d)	07/01/2030	273,900
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
185,000	4.000	(d)	06/01/2031	177,653
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
250,000	5.000		09/01/2053	251,808
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/NR)
125,000	5.000		09/01/2054	126,476

The accompanying notes are an integral part of these financial statements.	185

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
$150,000	4.500%		11/01/2033	$156,296
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB)
250,000	5.250	(d)	12/01/2056	240,664
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
500,000	5.500		12/01/2054	499,847
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
50,000	5.125		09/01/2042	51,619
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
100,000	5.000		05/15/2040	100,420
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/BBB+)
190,000	1.750		09/01/2029	178,176
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
50,000	5.000		09/01/2048	50,612
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000		09/01/2046	224,016
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000		09/01/2039	20,307
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000		09/01/2031	96,728
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000		09/01/2040	23,744
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/AA-)
400,000	5.000		05/01/2048	407,279
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/AA-)
490,000	5.000		05/01/2049	492,665
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)
150,000	3.000	(d)	08/01/2056	99,682
County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
100,000	5.000		09/01/2047	101,789
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
250,000	3.600	(d)	05/01/2047	202,810
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
150,000	5.000		05/15/2037	159,002
Department of Airports of The City of Los Angeles LAX Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000	5.250		05/15/2048	505,364

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/AA-)
$500,000	4.000%		05/15/2051	$443,189
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa2/NR)
500,000	5.000		07/01/2050	517,205
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series B (Aa2/NR)
500,000	5.000		07/01/2034	572,986
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series A (Aa2/AA-)
125,000	5.000		07/01/2043	125,954
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
750,000	4.000		01/15/2046	693,169
Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
100,000	5.000		09/01/2053	100,658
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
420,000	3.850		06/01/2050	382,674
Golden State tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)
5,000,000	0.000	(e)	06/01/2066	530,432
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
250,000	0.000	(e)	06/01/2036	118,901
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
125,000	3.000		12/01/2050	92,330
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa3/AA) (3M USD SOFR + 0.63%)
525,000	3.600	(c)	09/01/2037	503,282
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000		09/01/2034	117,669
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500		09/01/2037	20,082
275,000	4.000		09/01/2050	236,601
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.55%)
770,000	3.520	(c)	06/01/2034	751,406
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
150,000	4.000		07/01/2039	146,548
900,000	4.000		07/01/2046	808,206
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
100,000	4.000		08/01/2032	92,906
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
45,000	2.500		09/02/2046	28,658

186	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Washington Township Health Care District RB 2023 Series A (Baa3/NR)
$50,000	5.750%		07/01/2053	$52,075

				21,908,658

Colorado - 3.2%
Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
125,000	4.000		12/01/2046	116,749
100,000	5.000		12/01/2049	102,919
125,000	4.250		12/01/2054	117,015
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350		12/01/2050	116,497
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875		12/15/2050	100,603
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
1,000,000	5.000		11/15/2047	1,023,326
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
575,000	5.250		12/01/2043	584,360
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
100,000	4.000		10/01/2056	77,796
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
100,000	5.500	(d)	04/01/2044	98,394
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
695,000	6.000		07/01/2036	675,700
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
440,000	6.000		07/01/2031	428,619
Colorado Health Facilities Authority Hospital RB Boulder Community Health Project Series 2020 (A3/A-)
275,000	4.000		10/01/2038	262,708
300,000	4.000		10/01/2039	285,970
300,000	4.000		10/01/2040	284,202
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000	4.000	(g)	09/01/2030	376,450
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026	5.000	(b)	07/01/2057	76,639
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000		11/15/2043	91,230
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
110,000	5.000		08/01/2038	113,814
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
885,000	4.000		08/01/2049	754,454

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/BB+)
$650,000	5.000%		10/01/2032	$650,180
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
175,000	4.000	(d)	12/01/2035	172,590
185,000	4.000	(d)	12/01/2036	180,107
Denver Health and Hospital Authority, Colorado Healthcare RB, Series 2025A (NR/BBB)
500,000	5.125		12/01/2050	504,140
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
150,000	5.000	(d)	12/01/2032	154,326
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000		12/01/2041	441,327
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250		12/01/2051	856,046
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
60,000	3.375		12/01/2030	58,558
The Lakes at Centerra Metropolitan District No.2 in The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
300,000	4.500		12/01/2054	281,545
Trails at Crowfoot Metropolitan District No. 3 in The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
100,000	4.000		12/01/2044	89,654
250,000	4.250		12/01/2054	221,489
Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
50,000	4.500		12/01/2053	46,613

				9,344,020

Connecticut - 0.9%
City of Ansonia Connecticut Certificates of Participation Series 2024 (NR/A+)
130,000	4.750		12/01/2045	131,336
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
1,900,000	3.000		11/15/2043	1,566,448
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/NR)
230,000	4.000		07/01/2041	201,930
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
55,000	5.375		07/01/2052	49,399
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
125,000	5.000		07/01/2044	120,607
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
100,000	4.000	(d)	04/01/2041	92,223

The accompanying notes are an integral part of these financial statements.	187

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
The Housing Authority of The City of Stamford RB Mozaic Concierge Living Project Entrance Fee Principal Redemption Bondssm Series 2025D (NR/NR)
$500,000	4.250%		10/01/2030	$506,485

				2,668,428

Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
50,000	3.000		06/01/2032	45,731
50,000	4.000		06/01/2042	41,756
Delaware State Housing Authority Senior Single Family Mortgage RB 2024 Series D (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
245,000	4.450		07/01/2049	240,809

				328,296

District of Columbia - 2.4%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000	5.500		02/28/2037	112,489
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/NR)
100,000	0.000	(d)(f)	06/01/2041	61,606
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodal RB Daily Rate Period Subseries 2025C-2 (Aa2/AA+/A-1)
2,685,000	3.700	(a)(b)	10/01/2060	2,685,000
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
1,950,000	5.000		10/01/2043	1,965,730
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 B (AGM-CR) (A1/AA)
665,000	4.000		10/01/2044	621,772
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
125,000	3.000		10/01/2050	89,888
100,000	4.000		10/01/2053	88,706
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
650,000	4.000		10/01/2049	566,426
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail and Capital Improvement Projects Series 2019B (Baa2/A-)
300,000	4.000		10/01/2035	302,819
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB Series 2025A (NR/AA)
500,000	5.250		07/15/2055	527,062

				7,021,498

Florida - 18.7%
Abbott Square Community Development District City of Zephyrhills Florida Special Assessment Bonds Series 2025 (NR/BBB)
100,000	5.375		05/01/2045	101,565

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$200,000	5.000%		06/15/2032	$208,366
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000		05/01/2051	409,087
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
250,000	4.000		10/01/2046	206,567
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
65,000	5.125		06/15/2043	65,540
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
55,000	3.200	(d)	05/01/2041	44,559
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
5,000	2.500	(d)	05/01/2026	4,958
50,000	3.200	(d)	05/01/2041	41,032
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
30,000	2.375		05/01/2026	29,761
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125		05/01/2041	20,578
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
35,000	4.500		05/01/2030	35,923
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
100,000	5.000		05/01/2043	99,530
Aviary at Rutland Ranch Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
435,000	6.000		05/01/2055	446,751
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
245,000	4.250		05/01/2032	249,385
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
200,000	3.000	(d)	05/01/2031	193,405
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
25,000	6.000		11/01/2027	25,741
Bellehaven Community Development Special Assessment Bonds Series 2025 (NR/NR)
115,000	5.800		05/01/2045	117,540
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625		12/15/2040	92,025
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125		05/01/2031	475,930

188	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
$45,000	4.250%		05/01/2031	$45,432
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
110,000	4.800		06/15/2027	111,861
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000	6.250		12/15/2043	62,900
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000	3.250		06/15/2042	78,845
Broward County Port Facilities RB Series 2019B (A1/A)
300,000	4.000		09/01/2049	268,728
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
25,000	4.750		05/01/2027	25,180
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
50,000	5.250		05/01/2044	49,183
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
85,000	4.000		05/01/2027	85,289
Capital Projects Finance Authority Educational Facilities RB Imagine School At North Port Project (NR/NR)
100,000	6.250	(d)	06/15/2045	100,616
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000	6.125	(d)	06/15/2044	101,924
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
250,000	5.250	(d)	12/01/2058	237,268
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
100,000	4.000	(d)	07/01/2051	75,332
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
100,000	4.000	(d)	12/01/2028	100,233
300,000	5.250	(d)	12/01/2043	296,346
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
100,000	5.000		06/15/2034	105,323
Capital Trust Authority Educational Facilities RB Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project, Series 2025A (NR/BB)
100,000	4.750	(d)	07/01/2040	98,482
100,000	5.000	(d)	07/01/2045	96,010
Capital Trust Authority Educational Facilities RB The Learning Center Project Series 2025 (NR/NR)
150,000	6.500	(d)	06/15/2045	150,253
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
150,000	12.000	(d)	10/03/2029	171,368
Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
100,000	4.900		05/01/2031	101,851

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Century Gardens at Tamiami Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2016 (NR/BBB)
$100,000	4.000%		05/01/2031	$100,075
Century Park Square Community Development District Miami- Dade County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
750,000	6.000		05/01/2055	762,189
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350		05/01/2041	79,546
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
65,000	3.375	(d)	05/01/2041	53,885
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
95,000	3.700	(d)	05/01/2040	82,916
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
5,000	2.400		05/01/2026	4,959
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000		11/01/2039	137,489
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
100,000	5.125		06/01/2042	100,525
Coddington Community Development District (NR/NR)
260,000	5.000		05/01/2032	276,507
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.250		06/15/2043	101,559
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000	5.750		05/01/2043	104,749
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000		05/01/2035	154,236
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
200,000	4.300		05/01/2033	205,319
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
15,000	3.875		05/01/2027	14,958
35,000	4.250		05/01/2032	35,194
185,000	4.625		05/01/2042	175,901
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
340,000	4.250		05/01/2042	317,051
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.125		05/01/2043	100,712
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.350		05/01/2044	99,300
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
85,000	4.250		05/01/2027	85,441
255,000	4.750		05/01/2032	262,897

The accompanying notes are an integral part of these financial statements.	189

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
$310,000	3.125	%(d)	05/01/2030	$306,568
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000	5.000		05/01/2053	48,594
Cypress Reserve Community Development District Capital Improvement RB, Series 2025 (NR/NR)
175,000	5.800	(d)	05/01/2056	173,788
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
100,000	5.250		05/01/2043	100,865
Del Webb Oak Creek Community Development District Lee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
190,000	5.375	(d)(h)	05/01/2045	188,727
Del Webb Sunchase Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
250,000	5.625		05/01/2055	251,288
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/NR)
330,000	5.800		05/01/2055	326,106
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
270,000	3.750		05/01/2040	241,992
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
50,000	3.375	(d)	05/01/2041	43,882
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
70,000	4.300		05/01/2027	70,505
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	4.875		05/01/2032	197,864
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000	3.300		05/01/2041	20,404
East Palm Drive Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One) (NR/NR)
100,000	5.100		06/15/2044	99,393
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	3.625		05/01/2032	74,686
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000		05/01/2040	95,484
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600		05/01/2041	108,048
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
125,000	3.375		05/01/2032	121,455
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
885,000	4.000		08/15/2045	776,097

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Lee County Florida Capital Improvement RB, Series 2025 (NR/NR)
$200,000	4.375%		05/01/2030	$205,491
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500		05/01/2041	571,803
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
525,000	5.250		06/15/2044	526,766
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
70,000	4.600		06/15/2031	71,307
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
190,000	5.000		05/01/2035	195,700
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
150,000	5.250		06/01/2044	152,103
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
100,000	5.000	(d)	07/01/2032	98,159
135,000	5.375	(d)	07/01/2042	121,695
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000	5.000	(d)	10/01/2042	95,573
Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
600,000	5.250		08/01/2055	612,330
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
2,475,000	0.010	(a)(b)(d)(f)	07/15/2032	1,543,781
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
1,495,000	5.250		07/01/2047	1,470,476
55,000	5.250		07/01/2053	53,716
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
400,000	0.010	(a)(b)(d)(f)	07/15/2059	249,500
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.125	(d)	06/01/2040	99,487
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
635,000	4.000		07/01/2035	616,103
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
100,000	4.000	(d)	06/30/2041	76,422
Florida Development Finance Corp. Solid Waste Disposal RB for GFL Solid Waste Southeast LLC Project Series 2024A (Ba3/BB)
250,000	4.375	(a)(b)(d)	10/01/2054	252,374

190	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
$100,000	5.000	%(d)	06/01/2044	$96,271
Florida Development Finance Corporation RB Brightline Florida Passenger Rail Expansion Project Series 2025B (NR/NR)
1,945,000	10.000	(a)(b)(d)	07/01/2057	1,656,975
Florida Development Finance Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2025A (NR/A-/A-2)
325,000	3.400	(a)(b)	09/01/2050	324,880
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
150,000	5.000		03/01/2047	145,089
Florida Local Government Finance Commission Senior Living RB Fleet Landing at Nocatee Project Series 2025B-3 (Tax- Exempt) (NR/NR)
575,000	4.200	(d)	11/15/2030	578,998
Florida Local Government Finance Commission Senior Living RB Orlando Senior Health Network Project, Series 2025A (NR/NR)
250,000	5.750	(d)	07/01/2044	251,944
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)
20,000	4.750	(d)	05/01/2027	20,189
90,000	5.000	(d)	05/01/2032	93,782
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950		05/01/2031	153,670
75,000	3.350		05/01/2041	60,280
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000		05/01/2030	100,607
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	4.750		11/01/2039	49,784
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500		11/01/2041	49,499
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750		05/01/2041	609,597
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
100,000	5.450		05/01/2044	100,268
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
100,000	6.300		05/01/2043	106,043
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
100,000	5.800		05/01/2054	99,386
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
100,000	5.850		05/01/2044	100,598

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
$190,000	5.550	%(d)	05/01/2045	$190,679
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
15,000	4.200		05/01/2027	15,068
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
80,000	5.125		05/01/2043	80,720
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
100,000	5.450		05/01/2045	99,509
Harmony West Community Development District Special Assessment RB Series 2023 (NR/NR)
300,000	5.300		05/01/2053	301,219
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450		05/01/2041	105,603
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
360,000	4.375		05/01/2030	366,485
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project Series 2025 (NR/BB+)
600,000	6.000	(d)	07/01/2045	595,188
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
25,000	3.500	(d)	05/01/2031	24,554
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
45,000	2.375		05/01/2026	44,613
Hillsborough County Aviation Authority Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
355,000	5.500		10/01/2049	378,017
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
100,000	5.600		05/01/2044	101,699
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000		05/01/2037	105,901
Ibis Landing Community Development District Lee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
620,000	5.700		06/15/2045	634,565
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.750		12/15/2043	103,706
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
180,000	4.625		05/01/2032	183,513
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125		05/01/2041	78,906

The accompanying notes are an integral part of these financial statements.	191

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area Two Project) (NR/NR)
$150,000	4.375%		05/01/2032	$152,474
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
100,000	5.375		05/01/2055	96,702
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500		05/01/2040	90,655
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600		06/15/2041	45,429
Kings Creek I Community Development District City of Jacksonville Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000	6.000		05/01/2055	101,168
Kingston One Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.750		05/01/2045	508,357
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
90,000	5.500		05/01/2042	90,789
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/NR)
100,000	5.500		05/01/2045	99,275
Lakeside at Satilla Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
225,000	5.375	(d)	05/01/2045	223,486
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400		05/01/2030	84,402
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200		05/01/2030	98,499
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
25,000	3.250		05/01/2029	24,656
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
100,000	5.250		05/01/2044	100,615
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
100,000	2.625		05/01/2037	84,053
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
45,000	2.300		05/01/2026	44,612
Lakewood Ranch Stewardship District Special Assessment RB, Series 2025 (NR/NR)
500,000	6.000		05/01/2056	509,877
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
125,000	4.750	(d)	11/01/2048	117,780
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000		05/01/2038	70,094

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$80,000	4.750%		05/01/2032	$82,508
45,000	5.000		05/01/2042	45,232
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
150,000	5.250		11/15/2044	152,483
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
150,000	4.750		11/15/2029	151,297
Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024 (NR/NR)
85,000	5.375		05/01/2044	82,902
Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
50,000	5.200		05/01/2044	48,323
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
280,000	4.400		06/15/2031	285,846
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
100,000	5.750		05/01/2044	100,601
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
25,000	3.250		05/01/2031	24,096
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
65,000	3.450		05/01/2041	53,849
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
50,000	4.650		05/01/2032	50,919
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
75,000	4.250		05/01/2042	63,742
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
155,000	3.250		05/01/2041	124,803
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
475,000	5.000		10/01/2040	479,659
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
205,000	5.125		11/01/2039	207,667
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
100,000	5.000	(d)	07/01/2037	98,774
100,000	5.250	(d)	07/01/2042	95,306
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
240,000	5.000		05/01/2037	240,061

192	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Mirada II Community Development District Pasco County, Florida Capital Improvement RB Series 2025 (NR/NR)
$250,000	5.750	%(d)(h)	05/01/2055	$250,477
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500		05/01/2041	82,055
100,000	4.000		05/01/2051	80,149
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
65,000	5.750		05/01/2044	65,876
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
75,000	5.450		05/01/2044	75,099
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375		11/01/2041	165,566
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
80,000	4.750	(d)	05/01/2027	80,732
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625		05/01/2040	88,225
Northlake Stewardship District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
335,000	6.000		05/01/2045	343,103
Northridge Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000	5.750	(d)	05/01/2045	101,209
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
80,000	2.375		11/01/2026	78,696
Okaloosa County, Florida Industrial Development RB Air Force Enlisted Village Inc. Project Series 2025 (NR/NR)
190,000	5.750	(d)(h)	05/15/2055	192,014
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
70,000	5.250		06/15/2043	71,585
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
425,000	4.500		10/01/2056	399,367
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
100,000	5.200		05/01/2044	98,941
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
150,000	5.000		10/01/2043	149,409
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000	4.000		05/15/2053	79,004
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000	7.500		05/15/2053	55,425
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000		06/01/2036	170,029

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County, Florida RB Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project Senior, Series 2025A (NR/NR)
$875,000	5.750	%(d)	10/01/2055	$895,807
500,000	5.750	(d)	10/01/2065	509,572
Palm Coast 145 Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2025A (NR/NR)
450,000	6.250	(d)	05/01/2035	459,053
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
40,000	3.150		11/01/2041	31,589
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750		05/01/2040	135,642
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
80,000	5.000		05/01/2031	81,575
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
210,000	5.600	(d)	05/01/2045	208,734
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
70,000	5.000		05/01/2031	70,831
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625		05/01/2034	183,346
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500		05/01/2037	112,883
Preserve At Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
510,000	5.450		05/01/2044	514,153
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500		11/01/2030	100,492
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
675,000	3.600		05/01/2032	656,186
Quail Roost Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2025 (NR/NR)
400,000	6.000		05/01/2055	413,915
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
15,000	2.200		12/15/2026	14,761
Radiance Community Development District Flagler County Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000	6.200	(d)	05/01/2045	102,167
Reflection Bay Community Development District Palm Beach County Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000	5.000		05/01/2035	103,671
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
100,000	3.000		05/01/2036	90,220

The accompanying notes are an integral part of these financial statements.	193

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$90,000	3.300%		05/01/2042	$74,348
Riversong Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
395,000	5.625	(d)(h)	05/01/2056	392,512
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000	5.500		05/01/2044	95,837
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2025 (NR/NR)
125,000	5.200	(d)	05/01/2045	123,021
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
165,000	3.125		05/01/2027	163,577
365,000	3.400		05/01/2032	351,468
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
80,000	2.450		11/01/2026	78,867
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
75,000	5.000		05/01/2043	74,993
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000	5.750	(d)	11/01/2043	50,942
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
100,000	5.000		05/01/2044	99,997
Saltmeadows Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2025 (NR/NR)
100,000	4.800	(d)	05/01/2035	102,439
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625		05/01/2040	75,633
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300		11/01/2041	73,424
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
1,000,000	4.000		07/01/2048	877,663
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
100,000	6.125		11/01/2043	104,175
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750		05/01/2040	45,404
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
45,000	4.125		05/01/2032	45,222
65,000	4.500		05/01/2042	60,416
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
100,000	5.250	(d)	06/15/2043	101,751

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
$225,000	5.000%		06/15/2043	$227,241
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
100,000	5.000		10/01/2032	103,668
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
80,000	5.500		05/01/2043	81,483
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
200,000	4.700		05/01/2034	202,286
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
35,000	4.625		05/01/2030	35,826
70,000	5.500		05/01/2043	71,606
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
50,000	4.000		06/15/2042	44,049
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	94,882
140,000	3.250		06/15/2042	118,512
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500		05/01/2041	167,333
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
75,000	5.100		05/01/2044	72,209
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
100,000	5.500		05/01/2043	102,105
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000	6.000	(d)	05/01/2045	101,804
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
50,000	5.625	(d)	05/01/2044	48,789
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
70,000	5.250		05/01/2043	71,133
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250		06/15/2041	20,655
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
100,000	5.375		05/01/2044	98,898
St. Augustine Lakes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
520,000	5.375		06/15/2042	529,519

194	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
$100,000	4.000%		12/15/2036	$91,854
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000		08/01/2055	119,281
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
390,000	3.000		05/01/2031	371,817
Stonegate Preserve Community Development District Manatee County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
275,000	4.375		06/15/2030	279,391
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
290,000	5.125		12/15/2030	301,147
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	3.300	(d)	11/01/2041	40,640
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500		06/15/2039	50,306
Storey Creek Community Development District (NR/NR)
240,000	5.000		06/15/2032	252,920
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.250		06/15/2044	100,336
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	93,641
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000	2.875	(d)	06/15/2031	24,481
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.250	(d)	05/01/2044	99,294
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450		05/01/2041	62,133
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750		05/01/2040	70,160
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000	4.000		05/01/2033	45,011
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375		05/01/2041	41,259
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300		12/15/2041	40,415
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
75,000	3.625	(d)	05/01/2040	67,193

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Towns at Woodsdale Community Development District Capital Improvement RB for Pasco County Series 2023 (NR/NR)
$180,000	5.375	%(d)	11/01/2030	$186,280
Tradition Community Development District No. 9 Port St. Lucie, Florida Special Assessment Bonds Series 2025 (NR/NR)
615,000	5.400		05/01/2045	606,867
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
100,000	3.250	(d)	05/01/2030	96,206
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
155,000	2.375	(d)	11/01/2026	152,473
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
15,000	2.500		11/01/2026	14,779
50,000	3.000		11/01/2031	47,323
40,000	3.500		11/01/2041	33,427
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375		11/01/2030	97,123
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
75,000	4.000		05/01/2042	66,793
Two Ridges Community Development District Pasco County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
665,000	6.000		05/01/2055	679,328
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
200,000	5.750		05/01/2043	204,670
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125		05/01/2042	100,263
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000	5.625		05/01/2044	50,557
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375		05/01/2045	72,728
Varrea South Community Development District City of Plant City Florida Capital Improvement RB, Series 2025 (NR/NR)
665,000	5.625	(d)	05/01/2045	673,860
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
75,000	5.125		05/01/2043	75,628
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
65,000	5.250		05/01/2043	65,603
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625		05/01/2041	217,180
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
15,000	3.600	(d)	05/01/2041	12,667

The accompanying notes are an integral part of these financial statements.	195

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
$90,000	5.250%		06/15/2043	$91,518
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
115,000	4.125		05/01/2034	113,024
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
235,000	5.875		11/01/2029	242,216
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
85,000	3.750		05/01/2037	78,364
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
50,000	2.625	(d)	05/01/2030	48,003
50,000	3.000	(d)	05/01/2035	45,563
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550		05/01/2031	47,103
100,000	2.850		05/01/2036	87,298
100,000	3.000		05/01/2041	80,275
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125		05/01/2042	100,541
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
40,000	3.450		05/01/2042	32,529
Villamar Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2022 (NR/NR)
200,000	4.125		05/01/2052	165,143
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000	4.000		05/01/2042	591,137
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750		05/01/2040	91,405
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
100,000	5.500		05/01/2044	101,361
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
40,000	5.200		05/01/2044	38,885
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
60,000	5.125		05/01/2042	59,589
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
125,000	4.000	(d)	05/01/2040	113,940
100,000	4.000	(d)	05/01/2051	82,060
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	2.400		05/01/2026	24,776
25,000	3.000		05/01/2031	23,822

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Port East Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2025 (Assessment Area One) (NR/NR)
$100,000	5.800	%(d)	05/01/2045	$102,054
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
70,000	4.625		05/01/2030	71,692
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750		05/01/2039	49,097
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500		05/01/2041	48,015
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500		05/01/2041	80,025
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
65,000	4.875		05/01/2031	66,588
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250		05/01/2041	79,406
Westview South Community Development District Counties of Osceola and Polk, Florida Special Assessment Bonds Series 2025 (NR/NR)
310,000	6.000	(d)	05/01/2045	318,937
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
145,000	4.625		05/01/2030	148,244
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
110,000	4.500		05/01/2030	112,721
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
150,000	4.250	(d)	06/15/2039	138,391
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
135,000	5.625		05/01/2042	139,474
Wind Meadows South Community Development District City of Bartow, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
200,000	4.500		05/01/2030	204,158
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
10,000	2.400		05/01/2026	9,902
150,000	2.950		05/01/2031	141,338
75,000	3.350		05/01/2041	60,558
Windward Preserve Community Development District City of Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR)
300,000	5.750		05/01/2045	306,409
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700		05/01/2040	87,565

196	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
$25,000	3.375%		05/01/2041	$20,206

				54,227,014

Georgia - 2.0%
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
120,000	5.750		04/01/2053	128,484
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
750,000	4.000		04/01/2050	655,185
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
130,000	5.000	(d)	01/01/2054	119,020
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375		01/01/2031	32,664
Macon Water Authority Georgia Water and Sewer RB Series 2024 (Aa2/AA)
200,000	5.000		10/01/2054	207,825
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
975,000	4.000	(a)(b)	07/01/2052	995,500
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
500,000	4.000	(a)(b)	05/01/2052	512,209
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
365,000	5.000	(a)(b)	12/01/2053	393,292
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)
100,000	4.000	(d)	11/01/2027	100,831
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B (A3/NR)
1,500,000	5.000	(a)(b)	12/01/2055	1,628,888
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project J Bonds (A3/A)
100,000	5.000		07/01/2052	100,593
Private Colleges and Universities Authority Emory University RB, Series 2025A (Aa2/AA)
300,000	5.250		09/01/2040	336,952
Savannah-Georgia Convention Center Authority Convention Center Hotel First Tier RB, Series 2025A (NR/BBB-)
100,000	5.125		06/01/2050	99,483
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
550,000	0.000	(d)(f)	12/15/2048	482,608
The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
125,000	5.000	(d)	04/01/2034	126,606

				5,920,140

Guam - 0.7%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
100,000	5.250		10/01/2029	105,962

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR) – (continued)
$100,000	5.250%		10/01/2030	$107,404
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
200,000	5.250		10/01/2041	208,698
Government of Guam Business Privilege Tax Refunding Bonds Series 2025G (Baa3/NR)
250,000	5.250		01/01/2040	266,580
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
60,000	4.250		02/01/2030	60,455
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000	4.000		01/01/2042	417,990
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
745,000	5.000		01/01/2046	745,766

				1,912,855

Hawaii - 0.1%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
100,000	3.200		07/01/2039	86,693
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba2/NR)
100,000	3.500		10/01/2049	78,575
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba2/NR)
250,000	3.100		05/01/2026	247,714

				412,982

Idaho - 0.2%
City of Boise City Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (NON-AMT) (A1/NR)
105,000	5.000		09/01/2046	107,588
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
170,000	5.000		09/01/2051	172,927
Idaho Health Facilities Authority St. Luke’s Health System Project RB Series 2025A (NR/A)
250,000	4.375		03/01/2053	228,949

				509,464

Illinois - 7.1%
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2017B (NR/BB+)
1,000,000	6.750	(d)	12/01/2030	1,055,900
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
1,010,000	5.000		12/01/2042	952,471
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
100,000	5.000		12/01/2039	98,306
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
175,000	5.000		12/01/2047	157,339

The accompanying notes are an integral part of these financial statements.	197

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
$200,000	5.000%	12/01/2034	$200,851
750,000	5.000	12/01/2044	690,886
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
500,000	6.038	12/01/2029	493,282
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
100,000	7.000	12/01/2044	100,027
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
100,000	6.500	12/01/2046	100,909
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
975,000	5.000	12/01/2025	976,576
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
150,000	5.000	04/01/2045	147,715
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
100,000	5.000	12/01/2046	90,596
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
210,000	5.000	12/01/2036	210,399
250,000	5.000	12/01/2038	247,319
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
500,000	4.000	12/01/2047	381,627
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
100,000	5.125	12/01/2032	100,036
City of Chicago GO Bonds Series 2021B (NR/BBB)
500,000	4.000	01/01/2038	453,334
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
200,000	5.500	01/01/2043	200,544
City of Chicago GO Bonds Series 2024A (NR/BBB)
650,000	5.250	01/01/2045	639,642
City of Chicago GO Bonds, Series 2025E (NR/BBB)
500,000	6.000	01/01/2042	538,210
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
760,000	5.000	01/01/2038	802,622
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
500,000	5.250	01/01/2053	507,623
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
150,000	4.500	01/01/2048	143,142
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000	5.000	01/01/2042	125,320
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000	4.000	01/01/2042	94,046
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
85,000	5.000	11/01/2033	85,853

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Depaul University RB Series 2016 (A1/A)
$650,000	5.000%		10/01/2041	$653,438
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
125,000	5.500	(d)	08/01/2043	129,528
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
165,000	5.000		03/01/2040	157,695
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000	4.000		07/15/2047	225,437
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
375,000	6.125	(d)	04/01/2049	363,320
Illinois Finance Authority RB Illinois Institute of Technology Series 2025 RB Series 2025A (NR/BB+)
200,000	5.875	(d)	09/01/2046	198,263
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000		05/15/2041	23,500
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000		05/15/2028	1,060,467
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000	4.000	(d)	10/01/2042	211,104
Illinois Finance Authority Revenue Project and Refunding Bonds Series 2025A (NR/BB)
100,000	6.000	(d)	10/01/2045	101,132
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
215,000	5.000		09/01/2037	222,243
Illinois Finance Authority State of Illinois Clean Water Initiative Revolving Fund RB, Series 2020 (NR/AAA)
500,000	4.000		07/01/2038	500,659
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000	4.250		10/01/2039	200,763
150,000	4.700		10/01/2044	151,418
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
500,000	4.750		10/01/2045	502,640
Illinois State GO Bonds Series 2017 D (A3/A-)
600,000	5.000		11/01/2028	626,982
Illinois State GO Bonds Series 2019 C (A3/A-)
1,000,000	4.000		11/01/2042	907,998
Illinois State GO Bonds Series 2020 (A3/A-)
50,000	5.500		05/01/2039	53,068
150,000	5.750		05/01/2045	157,254
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
375,000	5.000		10/01/2031	396,580
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
200,000	0.000	(e)	06/15/2033	151,625
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
25,000	0.000	(e)	06/15/2044	10,184

198	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
$35,000	0.000	%(e)	12/15/2056	$7,175
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
375,000	0.000	(e)	12/15/2056	79,254
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
150,000	0.000	(e)	12/15/2054	34,333
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa2/A)
800,000	0.000	(e)	12/15/2034	565,084
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project RB, Series 2010B1 (AG) (A1/AA)
205,000	0.000	(e)	06/15/2045	79,363
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000	4.000		06/15/2052	25,189
State of Illinois GO Bonds Series 2016 (A3/A-)
1,000,000	4.000		06/01/2033	1,001,576
State of Illinois GO Bonds Series 2017 D (A3/A-)
30,000	3.250		11/01/2026	30,135
State of Illinois GO Bonds Series of December 2023C (A3/A-)
190,000	5.000		12/01/2045	193,881
State of Illinois GO Bonds Series of May 2024B (A3/A-)
370,000	5.000		05/01/2039	394,717
145,000	5.000		05/01/2040	153,525
State of Illinois Illinois GO Bonds Series of September 2025F (A3/A-)
300,000	5.250		09/01/2048	309,443
Transportation Infrastructure Properties, LLC Trips Obligated Group City of Chicago Chicago O’Hare International Airport Senior Special Facilities RB Trips Obligated Group, Series 2025 (NR/BBB+)
800,000	5.500		07/01/2041	853,270
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba3/NR)
150,000	5.625	(d)	03/01/2043	148,726

				20,475,544

Indiana - 0.6%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
200,000	4.875	(d)	01/01/2044	198,694
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
250,000	9.500	(d)	10/01/2035	244,041
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
350,000	5.125		06/01/2058	344,536
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (Ba3/BB+)
400,000	4.125		12/01/2026	400,742
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000	5.000		03/01/2040	78,923
250,000	4.250		03/01/2049	227,402

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB)
$35,000	2.100	%(a)(b)	11/01/2049	$34,183
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520		11/15/2026	48,801
50,000	2.920		11/15/2027	48,096
50,000	3.210		11/15/2028	47,542
50,000	3.260		11/15/2029	46,735
50,000	3.300		11/15/2030	45,791
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A)
85,000	4.000		09/01/2033	86,915

				1,852,401

Iowa - 0.8%
City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
575,000	5.000		05/01/2042	553,622
Iowa Finance Authority Health Facilities RB Pella Regional Health Center, Series 2025 (NR/NR)
265,000	5.250		12/01/2050	264,236
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
300,000	4.000	(a)(b)(g)	12/01/2032	325,758
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
105,000	5.000		05/15/2047	99,522
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
175,000	5.000		05/15/2043	169,720
300,000	5.000		05/15/2048	282,929
Iowa Finance Authority Senior Living Facility RB Presbyterian Homes Mill Pond Project Series 2025 (NR/NR)
100,000	5.750	(h)	10/01/2055	100,638
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000	4.500		07/01/2044	248,890
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
310,000	5.000		10/01/2034	327,620

				2,372,935

Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
50,000	4.000		06/01/2036	46,117
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000	4.000		09/01/2036	200,825

				246,942

Kentucky - 0.7%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
200,000	4.450	(d)	01/01/2042	192,842
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
150,000	2.125		10/01/2034	123,838

The accompanying notes are an integral part of these financial statements.	199

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
$150,000	2.000%		02/01/2032	$132,223
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
75,000	4.000		06/01/2045	69,645
Kentucky Economic Development Finance Authority RB Series 2019A-2 (A3/A-)
675,000	5.000		08/01/2044	680,786
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
500,000	2.000		10/01/2033	429,557
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
215,000	5.000		10/01/2041	225,705
150,000	5.000		10/01/2042	155,963

				2,010,559

Louisiana - 1.9%
Board of Commissioners of The Port of New Orleans Louisiana Port Facility RB Series 2025A (NON-AMT) (A2/A)
250,000	5.250		04/01/2055	258,027
Board of Commissioners of The Port of New Orleans, Louisiana Port Facility RB, Series 2025B (AMT) (AG) (A1/AA)
100,000	5.500		04/01/2051	105,666
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (A2/A)
300,000	4.000		10/01/2041	279,482
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
120,000	4.450		06/01/2027	120,487
250,000	5.000		06/01/2032	256,232
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
100,000	6.500	(d)	06/15/2038	102,092
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
175,000	5.000	(d)	11/15/2037	177,461
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
250,000	3.500		11/01/2032	244,149
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
400,000	5.250	(a)(b)	12/01/2052	437,561
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
100,000	6.000	(d)	06/01/2037	101,874
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000	4.000	(d)	06/01/2041	81,234
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000	4.000	(d)	06/01/2041	81,234

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
$950,000	5.000%		05/15/2042	$954,293
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
1,485,000	5.500		09/01/2054	1,504,394
Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
600,000	5.500		09/01/2059	605,282
Parish School Board of the Parish of Lafayette State of Louisiana Sales Tax RB, Series 2025 (NR/AA+)
240,000	5.500		04/01/2045	259,424

				5,568,892

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
340,000	4.000		07/01/2050	304,519
Maine Health and Higher Education Facilities Authority RB Series 2021A (AGM State Intercept State Reserve Bond Guarantee) (Aa3/AA)
375,000	4.000		07/01/2037	379,256
325,000	4.000		07/01/2041	320,989
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
225,000	4.250		07/01/2054	210,020

				1,214,784

Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
100,000	4.000		01/01/2039	96,868
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000	5.000		01/01/2037	177,989
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
100,000	5.125		01/01/2042	100,727
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
70,000	4.000		07/01/2040	66,130
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
190,000	3.997		04/01/2034	139,067
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
250,000	5.625		07/01/2043	263,121
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
250,000	5.500		06/01/2047	250,899
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
100,000	5.500	(d)	05/01/2042	95,650

200	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)
$100,000	5.875	%(d)	07/01/2043	$100,442
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (A1/AA-)
700,000	0.000	(e)	05/01/2051	192,013
700,000	0.000	(e)	05/01/2052	182,472
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
150,000	5.000		09/01/2032	152,347
100,000	5.000		09/01/2035	100,857
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000	4.875		06/01/2042	100,068
Prince George County Special Obligation Bonds Series 2018 (NR/NR)
175,000	5.125	(d)	07/01/2039	175,343

				2,193,993

Massachusetts - 0.6%
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue Series 2025A (NR/BBB+)
340,000	5.500		08/15/2050	350,151
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
100,000	5.000	(d)	07/01/2044	97,453
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
800,000	8.500		10/01/2026	801,073
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series 2025 (Baa3/NR)
500,000	6.000		07/01/2050	533,500

				1,782,177

Michigan - 2.0%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
1,655,539	4.000	(b)	04/01/2044	1,302,036
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
205,000	5.500		04/01/2045	211,074
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
105,000	5.000		04/01/2034	112,804
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
50,000	2.711		04/01/2026	49,617
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa1/BBB)
75,000	5.000		04/01/2035	80,032
City of Kalamazoo Economic Development Corporation Limited obligation RB for Revel Creek Project, Series 2020A (Baa1/BBB)
300,000	5.250		05/01/2027	309,808
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000	4.000	(b)	04/01/2044	314,589

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
$585,000	3.650	%(c)	07/01/2032	$580,110
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
100,000	4.000		02/01/2042	84,774
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
125,000	4.000		09/01/2050	93,231
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
225,000	5.000		06/01/2040	228,102
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
280,000	3.267		06/01/2039	265,146
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
3,505,000	0.000	(e)	06/01/2065	345,116
Michigan State Housing Development Authority Single-Family Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
1,000,000	5.100	(h)	06/01/2056	1,001,645
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000	4.250		12/31/2038	494,182
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
1,150,000	0.000	(e)	06/01/2058	28,346
Wayne County Airport Authority Airport RB Detroit Metropolitan Wayne County Airport Airport Revenue Refunding Bonds, Series 2015F (AMT) (A1/A+)
360,000	5.000		12/01/2032	360,787

				5,861,399

Minnesota - 0.5%
City of Apple Valley, Minnesota Senior Housing RB Apple Valley Senior Housing, Inc. Orchard Path Phase III Project, Series 2025A (NR/NR)
75,000	5.500		09/01/2055	74,892
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
70,000	4.000		07/01/2031	68,378
Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital Of Duluth Obligated Group) Series 2022A (NR/AA-)
400,000	4.000		06/15/2036	409,770
Duluth Economic Development Authority Health Care Facilities RB St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
425,000	4.000		06/15/2035	438,778
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
25,000	4.000	(g)	03/01/2027	25,453
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (Aa1/NR)
330,000	4.000		12/01/2026	333,661

				1,350,932

The accompanying notes are an integral part of these financial statements.	201

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Mississippi - 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
$200,000	2.375%		06/01/2044	$125,152
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
200,000	4.000	(d)	10/01/2041	162,439
Mississippi Home Corp. Single Family Mortgage RB Series 2025A (GNMA/FNMA/FHLMC) (Aa1/NR)
500,000	4.800		12/01/2045	504,468

				792,059

Missouri - 0.4%
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
100,000	5.000		05/15/2041	100,087
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Bjc Health System Series 2025A (Aa2/AA)
500,000	4.000		04/01/2045	459,843
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
70,000	3.500		11/01/2040	64,912
100,000	4.250		11/01/2050	81,477
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
25,000	4.000		08/01/2036	23,344
25,000	4.000		08/01/2041	21,613
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
275,000	4.000		02/15/2038	272,076
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
100,000	5.000	(d)	06/01/2046	95,568
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)
100,000	5.000	(d)	10/01/2033	100,370

				1,219,290

Montana - 0.2%
City of Kalispell Montana Revenue and Refunding Bonds Immanuel Living at Buffalo Hill Project Series 2025B-1 (NR/NR)
275,000	4.625		05/15/2031	276,566
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
250,000	4.400		12/01/2049	242,279

				518,845

Nebraska - 0.2%
Nebraska Investment Finance Authority Single Family Housing RB 2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
500,000	4.500		09/01/2045	498,549

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada - 0.5%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
$50,000	3.125%	06/01/2051	$34,241
Clark County School District, Nevada GO Limited Tax Building Bonds, Series 2025A (AG) (A1/AA)
500,000	3.000	06/15/2044	407,042
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
90,000	4.000	09/01/2035	85,725
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
750,000	4.000	07/01/2049	677,764
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	102,273

			1,307,045

New Hampshire - 0.5%
National Finance Authority Hospital RB Series 2021B (AGM) (A1/AA)
500,000	3.000	08/15/2046	392,318
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000	01/01/2041	200,452
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
790,000	5.000	08/01/2040	805,677

			1,398,447

New Jersey - 3.2%
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
140,000	4.000	07/01/2053	124,346
Jersey City Municipal Utilities Authority Hudson County New Jersey Water RB, Series 2025D (BAM MUN GOVT GTD) (Aa3/AA)
650,000	5.750	10/15/2051	724,782
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB+)
550,000	5.250	09/15/2029	550,752
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
500,000	5.000	10/01/2047	493,799
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Obligated Group Issue Series 2016 (Baa3/BBB-)
325,000	5.000	07/01/2041	325,240
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
230,000	4.125	07/01/2054	205,818
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue, Series 2024A (A2/NR)
280,000	5.250	07/01/2049	295,901

202	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds RWJ Barnabas Health Obligated Group Issue, Series 2024-A (A1/AA-)
$60,000	5.250%		07/01/2054	$63,732
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000	0.000	(e)	12/15/2034	708,269
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A1/A)
500,000	0.000	(e)	12/15/2035	343,541
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
2,450,000	0.000	(e)	12/15/2038	1,431,533
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A1/A)
70,000	5.000		12/15/2032	74,303
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A1/A)
75,000	3.000		06/15/2050	55,353
New Jersey Transportation Trust Fund Authority Transporattion System Bonds 2010 Series A (A1/A)
1,000,000	0.000	(e)	12/15/2040	520,650
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2024 Series CC (A1/A)
285,000	5.250		06/15/2050	299,206
365,000	5.250		06/15/2055	381,410
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A1/A)
400,000	3.500		06/15/2046	329,370
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A1/A)
685,000	4.000		06/15/2041	658,431
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
615,000	4.000		01/01/2043	590,492
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
100,000	4.500		01/01/2048	100,149
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
100,000	5.375		07/01/2053	101,297
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A2/NR)
100,000	5.000		01/01/2048	99,324
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
640,000	5.000		06/01/2046	624,248
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
200,000	6.750	(d)	12/01/2041	128,391

				9,230,337

New Mexico - 0.7%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
660,000	3.875	(a)(b)	06/01/2040	670,864

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/BBB+)
$200,000	1.800%		04/01/2029	$189,310
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000	3.900	(a)(b)	06/01/2040	385,322
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
250,000	4.700		09/01/2049	249,312
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
500,000	4.250	(d)	05/01/2040	464,115

				1,958,923

New York - 6.5%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
150,000	5.250		04/01/2054	149,557
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
200,000	0.000	(e)	07/15/2044	77,330
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
615,000	5.000		07/15/2042	616,203
Buffalo and Erie County Industrial Land Development Corporation Canisius University Project Tax-Exempt RB Series 2025 (NR/BBB)
1,000,000	6.250		05/01/2045	1,047,475
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000		06/15/2030	101,227
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
100,000	5.000	(d)	09/01/2044	93,841
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
100,000	5.000	(d)	12/01/2041	93,888
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	(d)	06/15/2041	85,478
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)
100,000	4.000	(d)	06/15/2027	97,955
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
100,000	5.250	(d)	06/15/2043	98,401
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
100,000	6.500	(d)	07/01/2032	106,219
150,000	6.500	(d)	07/01/2042	150,895
100,000	6.500	(d)	07/01/2052	97,848
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
100,000	9.750	(d)	07/01/2032	99,805

The accompanying notes are an integral part of these financial statements.	203

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
$100,000	4.750%		06/15/2053	$93,148
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
100,000	4.250	(a)(b)	04/01/2042	101,294
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000	4.000		03/01/2050	258,696
Clinton County Capital Resource Corp. (A3/A+)
125,000	5.000	(d)	07/01/2037	136,708
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
250,000	5.250		07/01/2049	256,386
200,000	5.250		07/01/2054	204,201
Dormitory Authority of The State of New York Northwell Health Obligated Group RB Series 2024A (A3/A-)
100,000	5.250		05/01/2054	102,954
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
100,000	5.250		05/01/2044	101,882
100,000	5.500		05/01/2049	102,353
150,000	5.500		05/01/2056	152,553
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
800,000	0.000	(d)(e)	06/01/2060	31,707
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
250,000	5.000		12/01/2041	255,685
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A2/A)
225,000	4.750		11/15/2045	223,713
125,000	5.000		11/15/2050	126,022
75,000	5.250		11/15/2055	76,463
Metropolitan Transportation Authority RB Refunding Series 2016 D (A2/A)
175,000	5.250		11/15/2031	179,666
Metropolitan Transportation Authority RB Refunding Series 2017 D (A2/A)
250,000	5.000		11/15/2032	262,956
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A2/A)
100,000	5.000		11/15/2045	101,509
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
2,255,000	0.000	(e)	06/01/2060	129,412
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000	3.000		01/01/2046	166,649
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds(Adjustable Rate Bonds) Fiscal 2019 Subseries B-4 (Aa1/AAA/A-1+)
1,345,000	3.700	(a)(b)	08/01/2042	1,345,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000	0.000	(e)	06/01/2060	159,499
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
125,000	5.150	(d)	11/15/2034	125,133
225,000	5.375	(d)	11/15/2040	225,038

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
$275,000	7.250	%(d)	11/15/2044	$275,214
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
1,650,000	5.000	(d)	11/15/2044	1,649,991
New York State Authority Income Tax Rev Bonds 2025 A (Aa1/NR)
1,320,000	5.000		03/15/2051	1,372,405
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
225,000	4.000		07/01/2040	189,029
New York State Dormitory Authority RB New York University 2001 (AMBAC) (Aa2/AA-)
100,000	5.500		07/01/2040	115,293
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B3/B-)
200,000	5.000		07/01/2035	194,777
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000		09/01/2037	245,125
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
75,000	4.000		12/01/2040	73,411
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
400,000	5.000		01/01/2027	407,766
190,000	5.000		01/01/2033	194,688
100,000	4.000		01/01/2036	96,226
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
100,000	5.000		10/01/2035	104,472
400,000	5.000		10/01/2040	404,178
795,000	4.375		10/01/2045	731,691
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
25,000	2.500		10/31/2031	22,166
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
100,000	5.000		07/01/2034	100,064
200,000	5.000		07/01/2046	198,014
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
500,000	5.250		01/01/2050	499,975
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
225,000	6.000		06/30/2054	234,463
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
100,000	5.000		06/30/2049	100,195
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa2/BBB-)
250,000	6.000		04/01/2035	274,822

204	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
$180,000	5.250%	08/01/2031	$186,822
580,000	5.375	08/01/2036	603,064
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (NR/B+)
110,000	5.000	08/01/2026	110,022
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AG) (A1/AA)
625,000	5.000	06/30/2054	623,675
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
100,000	5.000	06/30/2049	100,253
Niagara Area Development Corporation Tax-Exempt RB for Catholic Health System, Inc. Project Series 2022 (B3/B-)
100,000	5.000	07/01/2052	89,904
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
100,000	4.000	12/01/2049	89,725
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000	07/01/2044	85,314
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
250,000	4.000	07/01/2035	201,482
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
325,000	4.250	05/01/2052	292,105
285,000	5.000	05/01/2052	288,532
The Port Authority of New York and New Jersey Consolidated Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000	4.000	07/15/2046	388,516
100,000	5.000	07/15/2056	102,040
Transportation Infrastructure Properties LLC Trips Obligated Group Build NYC Resource Corporation Senior Airport Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
250,000	5.500	07/01/2055	257,127
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000	5.250	05/15/2059	105,501

			18,842,796

North Carolina - 0.5%
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
100,000	5.500	07/01/2052	103,263
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
200,000	5.250	07/01/2053	203,353
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
200,000	5.000	12/31/2037	200,150

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn at Maryfield Series 2015 (NR/NR)
$370,000	5.000%		10/01/2035	$370,498
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000		09/01/2041	44,279
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000		03/01/2036	72,534
100,000	4.000		03/01/2051	80,602
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
150,000	4.000		09/01/2041	134,662
North Carolina Medical Care Commission Retirement Facilities First Mortgage Revenue and Revenue Refunding Bonds Pennybyrn Series 2025 (NR/NR)
100,000	5.375	(h)	10/01/2045	100,314

				1,309,655

North Dakota - 0.3%
Williston Parks & Recreation District Senior Sales Tax Revenue and Refunding Bonds Series 2025A (AG) (A1/AA)
1,000,000	4.750	(h)	12/01/2050	984,773

Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
1,000,000	0.000	(e)	06/01/2057	93,504
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB+)
280,000	5.375		09/15/2027	280,254
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
125,000	7.000	(d)	07/01/2053	123,273
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
85,000	5.000		05/15/2032	85,360
310,000	5.375		05/15/2037	309,456
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa2/BBB-)
175,000	5.500		02/15/2052	174,995
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
200,000	5.000		07/01/2035	207,385
225,000	5.000		07/01/2036	231,126
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
200,000	4.000		07/01/2040	175,385
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
150,000	5.250		11/15/2040	147,605
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba1/BB)
945,000	5.250		11/15/2048	932,199

The accompanying notes are an integral part of these financial statements.	205

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
$500,000	5.000%		11/01/2052	$509,675
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB-)
625,000	5.250		02/15/2047	611,899
425,000	5.000		02/15/2052	393,896
100,000	5.000		02/15/2057	90,746
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750		12/01/2038	143,698
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
250,000	4.250	(a)(b)	11/01/2039	255,176
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
750,000	4.250	(a)(b)	11/01/2040	766,882
Ohio Air Quality Development Authority Pollution Control RB Refunding Series 2009-D (NON-AMT) (NR/BBB-)
100,000	3.375	(b)	08/01/2029	98,645
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000		12/01/2042	97,081
100,000	5.000		12/01/2045	94,312
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
275,000	4.650		09/01/2049	272,347
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
100,000	5.000		01/15/2050	100,169
Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
100,000	5.000		01/15/2040	102,167
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
100,000	4.375	(a)(b)	06/15/2056	99,077
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
65,000	5.000		12/01/2044	63,786
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
100,000	4.250	(d)	12/01/2050	92,572
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
200,000	5.000		12/01/2046	186,875
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa1/NR)
100,000	5.000		05/01/2041	103,166
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
175,000	4.000		01/01/2038	168,332

				7,011,043

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma - 0.7%
Broken Arrow Economic Development Authority Hackberry Market Increment District Project Tax Apportionment Bonds Series 2025 (NR/NR)
$325,000	6.625%		06/01/2045	$324,555
Oklahoma County Finance Authority Educational Facilities Lease RB Western Heights Public Schools Project, Series 2025 (NR/BBB-)
500,000	5.000		09/01/2035	521,152
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba2/BB+)
35,000	5.000		08/15/2038	35,517
50,000	5.500		08/15/2057	50,081
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB+)
375,000	5.500		08/15/2052	376,108
The Oklahoma Development Finance Authority Health System RB for Ou Medicine Project Series 2018B (Ba2/BB+)
250,000	5.250		08/15/2043	251,449
Trustees of The Tulsa Municipal Airport Trust RB, Series 2025 (NR/B+)
375,000	6.250		12/01/2035	428,895
Wagoner County Development Authority Sales Tax RB Series 2025 (NR/NR)
145,000	6.750		05/01/2040	146,885

				2,134,642

Oregon - 0.0%
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
125,000	5.000		11/15/2051	105,745

Pennsylvania - 2.1%
Adams County General Authority RB for The Brethren Home Community Project Series 2024A (NR/NR)
225,000	5.000		06/01/2044	221,580
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000	5.250		09/01/2035	90,263
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (Ba3/BB+)
75,000	5.125		05/01/2030	79,583
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
100,000	5.250	(d)	05/01/2032	101,913
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba2/NR)
250,000	5.000	(d)	05/01/2042	251,266
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/BBB+)
275,000	4.000		07/01/2051	229,515
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
100,000	4.000		03/01/2042	82,533
Coatesville Area School District Chester County Pennsylvania GO Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
860,000	5.250		11/15/2042	909,576

206	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
$100,000	5.875	%(d)	10/15/2040	$77,311
200,000	6.250	(d)	10/15/2053	144,267
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
100,000	5.000	(d)	07/01/2031	106,552
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000		03/01/2040	91,487
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000	5.000		03/01/2050	203,172
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series B of 2024 (NR/NR)
400,000	5.000		05/01/2054	385,600
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000		03/01/2038	226,931
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
150,000	5.250		07/01/2044	140,026
Monroe County Industrial Development Authority Special Obligation Revenue Refunding Bonds Tobyhanna Township Project, Series of 2025 (Tax-Exempt) (NR/NR)
100,000	5.000		07/01/2031	103,160
Montgomery County Higher Education and Health Authority, (Commonwealth of Pennsylvania) Arcadia University RB, Series of 2015 (NR/BBB-)
175,000	5.000		04/01/2030	175,035
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
100,000	5.000		11/15/2045	99,289
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
250,000	5.000		12/31/2057	251,738
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
350,000	5.750		06/30/2048	362,008
100,000	5.250		06/30/2053	100,450
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
100,000	4.000		04/15/2036	99,193
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
100,000	5.125		06/15/2042	97,293
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB)
100,000	5.000	(d)	06/15/2033	100,255
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
420,000	5.000		01/01/2038	421,951
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000		10/01/2049	82,897

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
$35,000	7.000%		06/30/2039	$ 28,876
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
136,000	0.000	(f)	06/30/2044	95,923
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
18,000	0.000	(f)	06/30/2044	10,296
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
63,000	8.000		06/30/2034	62,162
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
50,000	6.000		06/30/2034	52,262
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
723,000	5.000		06/30/2039	653,756
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
30,000	6.000	(d)	07/01/2029	29,977

				6,168,096

Puerto Rico - 8.4%
GDB Debt Recovery Authority Bonds (NR/NR)
298,441	7.500		08/20/2040	289,961
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406	5.250		07/01/2038	91,426
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
500,000	5.000	(d)	07/01/2035	515,049
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
250,000	5.000	(d)	07/01/2037	258,602
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
750,000	5.000	(d)	07/01/2047	730,497
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
600,000	4.000	(d)	07/01/2042	540,392
Puerto Rico Commonwealth GO Bonds (NR/NR)
608,694	0.010	(b)(f)(i)	11/01/2043	402,499
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
569,044	0.010	(b)(f)(i)	11/01/2051	336,447
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
539,676	0.010	(b)(f)(i)	11/01/2051	364,281
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
322,380	5.625		07/01/2029	344,869
755,281	5.750		07/01/2031	836,973
764,493	0.000	(e)	07/01/2033	546,014
322,248	4.000		07/01/2033	318,626
132,356	4.000		07/01/2035	129,083
223,596	4.000		07/01/2037	212,193
729,448	4.000		07/01/2041	653,196
435,624	4.000		07/01/2046	375,996
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
275,000	5.000	*	07/01/2042	188,375

The accompanying notes are an integral part of these financial statements.	207

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR) – (continued)
$250,000	5.050	%*	07/01/2042	$171,250
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
50,000	7.000	*	07/01/2033	34,250
125,000	6.750	*	07/01/2036	85,625
150,000	7.000	*	07/01/2040	102,750
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
100,000	5.250	*	07/01/2031	68,500
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)
250,000	5.250	*	07/01/2026	171,250
340,000	5.250	*	07/01/2027	232,900
415,000	5.000	*	07/01/2028	284,275
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
100,000	5.000	*	07/01/2032	68,500
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
125,000	5.250	*	07/01/2035	85,625
725,000	5.250	*	07/01/2040	496,625
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
145,000	4.250	*	07/01/2020	99,325
50,000	5.250	*	07/01/2026	34,250
Puerto Rico Electric Power Authority Power RB, Series 2013A (NR/NR)
75,000	7.000	*	07/01/2043	51,375
Puerto Rico Electric Power Authority Power RB, Series AAA (NR/NR)
50,000	5.250	*	07/01/2024	34,250
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
175,000	5.000	*	07/01/2037	119,875
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
150,000	6.500		01/01/2041	170,010
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
775,000	4.550		07/01/2040	757,119
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
1,111,000	4.329		07/01/2040	1,062,982
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
91,000	0.000	(e)	07/01/2027	86,037
451,000	0.000	(e)	07/01/2031	368,917
599,000	0.000	(e)	07/01/2033	449,858
2,576,000	0.000	(e)	07/01/2046	875,109
2,097,000	0.000	(e)	07/01/2051	524,766
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,504,000	4.329		07/01/2040	3,352,557
19,000	4.536		07/01/2053	17,130
3,129,000	4.784		07/01/2058	2,904,999

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
$1,208,000	4.500%		07/01/2034	$1,208,369
270,000	4.750		07/01/2053	253,735
3,210,000	5.000		07/01/2058	3,097,881

				24,404,573

Rhode Island - 0.4%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AG) (A1/AA)
150,000	5.250		09/15/2043	159,502
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
350,000	5.250		05/15/2049	353,860
145,000	5.250		05/15/2054	146,252
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
250,000	5.000		10/01/2042	259,697
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000	4.450		10/01/2044	197,957

				1,117,268

South Carolina - 0.9%
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB, Series 2025 (NR/NR)
100,000	6.000	(d)	06/01/2045	101,845
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
100,000	3.625	(d)	11/01/2031	90,196
100,000	3.750	(d)	11/01/2036	82,255
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
100,000	5.125	(d)	06/15/2042	92,814
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
250,000	4.000		11/01/2042	234,707
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group, Series 2024A (A1/A+)
295,000	5.250		11/01/2044	309,804
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
480,000	5.750		12/01/2047	516,969
South Carolina State Housing Finance and Development Authority Mortgage RB, Series 2025 B (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
585,000	5.000		07/01/2050	592,736
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
795,000	3.000		04/15/2049	609,165

				2,630,491

208	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
$50,000	4.000%		08/01/2051	$39,673

Texas - 11.0%
Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
1,000,000	3.000		02/15/2042	826,847
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000	4.250	(d)	06/15/2039	140,971
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
100,000	5.625		08/15/2052	52,500
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series 2025 (BAM) (Baa1/AA)
1,000,000	4.250		05/01/2050	905,221

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

175,000	4.000	(a)(b)	02/01/2054	179,749
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
301,000	3.750	(d)	09/15/2031	291,642
100,000	4.500	(d)	09/15/2031	101,152
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
100,000	5.750	(d)	09/01/2042	103,016
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
100,000	4.875	(d)	09/15/2031	101,334
City of Anna Special Assessment RB for Woods at Lindsey Place Public and District Improvement Area #1 Project Series 2023 (NR/NR)
100,000	5.625	(d)	09/15/2043	101,696
City of Anna Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (NR/NR)
679,000	5.875	(d)	09/15/2051	689,806
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
250,000	5.000		09/01/2045	255,848
City of Aubrey Texas A Municipal Corp. of The State of Texas Located in Denton County Special Assessment RB Series 2025 (Duck Point Public Improvement District) (NR/NR)
250,000	5.375	(d)	12/31/2045	242,784
City of Boyd Texas, A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
100,000	5.625	(d)	09/15/2045	101,698
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Improvement Area #1 Project) (NR/NR)
215,000	5.000	(d)	09/01/2033	217,181

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Major Improvement Area Project) (NR/NR)
$100,000	5.750	%(d)	09/01/2033	$100,782
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
50,000	3.375	(d)	09/01/2041	40,454
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000	4.250	(d)	09/01/2041	42,824
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
100,000	4.875	(d)	09/01/2042	95,138
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
325,000	4.375		09/01/2030	328,478
107,000	4.875	(d)	09/01/2030	109,635
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000	3.625	(d)	09/01/2032	91,729

City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds, Series 2025 (The Lakes At Mustang Ranch Public Improvement District Major Improvement Area And P (AGC) (NR/AA)

374,000	4.750		09/01/2054	364,430
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
100,000	5.500	(d)	09/01/2045	99,424
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
100,000	5.375	(d)	09/01/2043	99,884
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
75,000	5.000		09/01/2038	78,736
85,000	5.000		09/01/2045	85,643
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
100,000	5.000		09/01/2034	108,376
100,000	5.000		09/01/2037	105,837
100,000	5.000		09/01/2040	103,579
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
100,000	5.000		09/01/2038	104,982
125,000	5.000		09/01/2045	125,945
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
75,000	5.000		09/01/2038	78,736
125,000	5.000		09/01/2045	125,945
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
530,000	5.500	(d)	09/15/2032	552,963

The accompanying notes are an integral part of these financial statements.	209

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
$182,000	4.625	%(d)	09/01/2027	$183,565
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
50,000	5.000	(d)	09/01/2044	47,252
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
300,000	5.375	(d)	09/01/2043	302,255
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
100,000	3.375	(d)	08/15/2030	93,829
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
100,000	3.375	(d)	08/15/2031	93,777
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
317,000	5.875	(d)	08/15/2042	315,197
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
75,000	4.250	(d)	08/15/2042	68,732
City of Garland, Texas (Dallas, Collin and Rockwall Counties) Water and Sewer System Revenue Refunding Bonds, Series 2025 (NR/AA-)
730,000	5.000		03/01/2043	765,711
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
91,000	3.625	(d)	09/15/2027	90,068
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB+)
200,000	5.000		07/15/2028	205,000
City of Houston Higher Education Finance Corp. University RB Houston Christian University Project Series 2025 (NR/BBB-)
100,000	5.125		10/01/2051	92,921
City of Houston Texas Airport System Special Facilities RB Continental Airlines Inc Terminal Improvement Projects, Series 2011 (AMT) (Ba3/BB+)
175,000	6.500		07/15/2030	175,522
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
519,000	3.625	(d)	09/01/2041	435,394
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
100,000	3.500	(d)	09/01/2041	82,541
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
100,000	3.875	(d)	09/01/2041	86,986
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Prairie Winds Public Improvement District Improvement Area #1) (NR/NR)
390,000	5.125	(d)	09/01/2045	377,099
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
100,000	3.375	(d)	09/01/2031	96,520

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
$200,000	4.125	%(d)	09/01/2041	$179,184
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)
187,000	4.875	(d)	09/01/2030	189,876
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
177,000	4.750	(d)	09/01/2033	178,580
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500		09/15/2039	364,163
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
304,000	6.000	(d)	09/15/2054	310,542
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
400,000	4.000	(d)	09/01/2054	289,945
City of Lowry Crossing Texas, A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
125,000	4.750	(d)	09/15/2035	127,750
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
100,000	5.375	(d)	09/15/2044	100,238
City of Manor Texas A Municipal Corporation of The State of Texas Located in Travis County Special Assessment RB, Series 2025 (NR/NR)
100,000	6.000	(d)	09/15/2036	102,040
City of Mansfield Texas A Municipal Corp. of The State of Texas Located In Tarrant Johnson and Ellis Counties Special Assessment RB Series 2025 (NR/NR)
1,036,000	6.000	(d)	09/15/2045	1,056,998
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
205,000	5.000	(d)	09/15/2027	208,429
City of McLendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500		09/15/2035	43,443
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
100,000	4.750	(d)	09/01/2030	102,157
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
122,000	5.500	(d)	09/01/2043	123,675
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
75,000	5.125	(d)	09/01/2052	70,487
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
100,000	3.875	(d)	09/15/2041	86,212

210	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
$100,000	5.250	%(d)	09/15/2042	$99,670
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
150,000	6.000	(d)	09/15/2042	149,687
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
50,000	6.125	(d)	09/01/2043	51,698
City of Mustang Ridge Texas Special Assessment RB, Series 2025 (NR/NR)
706,000	5.875	(d)	09/01/2045	721,058
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
100,000	5.350	(d)	09/15/2044	97,065
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
100,000	5.750	(d)	09/15/2032	105,320
100,000	5.500	(d)	09/15/2042	99,675
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
100,000	5.500	(d)	09/15/2042	100,516
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
147,000	5.375	(d)	09/15/2027	148,255
410,000	5.625	(d)	09/15/2032	430,646
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.375	(d)	09/15/2051	98,760
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.000	(d)	09/15/2051	98,132
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000	4.250	(d)	09/01/2042	45,191
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875		09/01/2039	100,353
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
25,000	3.375	(d)	09/01/2041	19,876
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
75,000	5.125	(d)	09/01/2042	74,005
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
100,000	7.000	(d)	09/01/2043	101,722

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
$100,000	6.250	%(d)	09/01/2043	$104,483
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
100,000	5.125	(d)	09/01/2043	96,699
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
100,000	3.750	(d)	09/01/2040	87,852
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
50,000	3.250	(d)	09/01/2041	37,831

City of Princeton Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

244,000	5.375	(d)	09/01/2045	240,972
City of Princeton Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
200,000	4.500	(d)	09/01/2032	203,194
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
409,000	3.375	(d)	09/15/2041	321,430
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
50,000	3.375	(d)	09/15/2030	47,943
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
400,000	4.875	(d)	09/15/2040	378,906
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
100,000	6.375	(d)	09/15/2053	102,053
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
100,000	3.250	(d)	09/15/2030	94,606
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
291,000	4.625	(d)	09/01/2032	292,400
City of Seagoville Texas Special Assessment RB, Series 2025 (NR/NR)
894,000	6.000	(d)	09/15/2054	908,664
City of Terrell Texas A Municipal Corporation of The State of Texas Located In Kaufman County pecial Assessment RB, Series 2025 (NR/NR)
225,000	6.000	(d)	09/15/2045	228,707
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
250,000	6.625	(d)	09/01/2052	257,466
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
302,000	5.125	(d)	08/15/2032	313,158
City of Wharton, Texas Special Assessment RB, Series 2025 (Wharton Public Improvement District No. 2 Phase #1 Project and Phase #2 Project) (NR/NR)
100,000	5.750	(d)	09/15/2045	101,336

The accompanying notes are an integral part of these financial statements.	211

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corporation Education Revenue and Refunding Bonds Idea Public Schools, Series 2025 (PSF-GTD) (NR/AAA)
$300,000	5.000%		08/15/2040	$322,588
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
50,000	3.250	(d)	09/01/2041	38,497
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
25,000	2.500		10/01/2031	22,301
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
100,000	4.500	(d)	09/01/2041	91,603
Crandall Economic Development Corp. Kaufman County Sales Tax RB, Series 2025 (BAM) (NR/AA)
100,000	5.000		08/15/2045	101,333
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
100,000	5.000		08/15/2047	100,664
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
100,000	4.500	(d)	12/31/2035	102,200
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
100,000	5.000	(d)	12/31/2035	102,227
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
100,000	5.000	(d)	08/15/2044	90,294
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125		08/15/2036	61,817
70,000	3.250		08/15/2041	51,582
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
500,000	4.050	(a)(b)	11/01/2050	513,152
Harris County Municipal Utility District No. 490 Unlimited Tax Bonds Series 2025 (BAM) (NR/AA)
860,000	4.500	(h)	03/01/2046	823,316
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
283,000	4.875	(d)	09/15/2032	285,805
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
150,000	5.000		07/15/2027	152,684
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
320,000	2.250		09/01/2030	288,987
Longview Independent School District, A Political Subdivision of The State of Texas Located In Gregg County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
295,000	4.000		02/15/2049	271,686

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
$135,000	4.250%		05/01/2030	$140,910
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
100,000	4.625	(d)	10/01/2031	100,105
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
65,000	5.250		02/15/2030	65,884
Montgomery County Texas A Political Subdivision of the State of Texas Special Assessment RB Series 2025 (NR/NR)
100,000	5.500		09/15/2054	96,905
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
125,000	4.000	(d)	08/15/2036	113,594
New Hope Cultural Education Facilities Finance Corp. Education RB Jubilee Academic Center 2024A and Taxable Education RB 2024B (NR/BB+)
125,000	4.500	(d)	08/15/2044	109,997
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
325,000	5.500		01/01/2057	291,315
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
50,000	3.000	(d)	09/15/2026	49,501
300,000	3.625	(d)	09/15/2031	290,561
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
200,000	0.000	(e)	01/01/2037	130,226
North Texas Tollway Authority RB for Second Tier Series 2021 B (A1/A+)
1,725,000	4.000		01/01/2040	1,625,355
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR)
100,000	1.875	(d)	01/01/2026	99,410
150,000	2.500	(d)	01/01/2030	140,288
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
175,000	3.000	(d)	01/01/2050	115,509
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
500,000	4.100	(d)	01/01/2028	448,666
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
100,000	5.000	(d)	01/01/2039	98,696
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
200,000	10.000	(d)	07/01/2026	200,912
South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
50,000	4.500		04/01/2030	50,624
75,000	5.000		04/01/2038	76,285

212	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
$100,000	5.000%		10/01/2044	$99,579
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000	4.250		08/15/2053	115,428
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A) (3M USD SOFR + 0.86%)
870,000	3.528	(c)	09/15/2027	869,801
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply RB Series 2024 (A1/NR)
700,000	5.000	(a)(b)	01/01/2055	764,573
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
200,000	5.250	(d)	09/15/2042	199,999
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
100,000	5.000		09/01/2044	96,792
Upper Trinity Regional Water District (BAM) (NR/AA)
420,000	5.250		08/01/2042	449,592
Upper Trinity Regional Water District Regional Treated Water Supply System Revenue Refunding Bonds, Series 2025 (BAM) (NR/AA)
255,000	5.250		08/01/2041	275,814
450,000	5.250		08/01/2043	477,701
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000		09/01/2034	90,141
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875		12/01/2030	46,416

				31,711,697

Utah - 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
500,000	3.500	(d)	03/01/2036	457,645
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.625	(d)	12/01/2053	100,174
Downtown Revitalization Public Infrastructure District Second Lien Sales Tax RB Seg Redevelopment Project, Series 2025B (AG) (A1/AA)
650,000	5.250		06/01/2043	700,130
Mida Cormont Public Infrastructure District Limited Tax GO Convertible Capital Appreciation Bonds Series 2025A-2 (NR/NR)
500,000	0.000	(d)(f)	06/01/2055	415,539
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
500,000	5.750	(d)	06/15/2044	504,270

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
$250,000	5.750	%(d)	06/15/2052	$238,447
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
100,000	4.000	(d)	07/15/2037	86,125
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
145,000	4.000	(d)	06/15/2041	117,149

				2,619,479

Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
150,000	5.000	(a)(b)(d)	06/01/2052	151,673
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000	5.500	(d)	10/01/2043	157,214

				308,887

Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
50,000	5.000		10/01/2039	50,838
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note, Series 2025 (NR/A)
275,000	5.000		09/01/2043	285,300

				336,138

Virginia - 0.8%
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
195,000	7.000		09/01/2053	213,541
Economic Development Authority of The City of Salem Virginia Educational Facilities RB Roanoke College Series 2025 (NR/BBB+)
100,000	5.500		04/01/2045	101,164
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
120,000	5.000	(a)(b)	05/01/2043	121,327
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1 (B3/B-)
255,000	5.000		06/01/2047	216,749
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
305,000	0.000	(e)	06/01/2047	75,958
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
200,000	5.375		09/01/2029	201,963
Virginia College Building Authority Educational Facilities RB Regent University Project, Series 2025 (NR/BBB)
100,000	6.000		06/01/2050	106,186
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100		12/01/2045	202,370

The accompanying notes are an integral part of these financial statements.	213

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
$165,000	5.000%		10/01/2036	$177,279
175,000	5.000		10/01/2037	186,343
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
125,000	5.000		12/31/2052	124,399
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB)
500,000	4.000		01/01/2048	433,642
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
50,000	5.000		12/31/2052	48,743

				2,209,664

Washington - 1.0%
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
215,000	5.000		05/01/2042	214,306
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
225,000	5.000		04/01/2039	230,762
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
100,000	5.500		12/01/2044	102,867
Spokane County Washington Airport RB Series 2024B (AMT) (A2/A)
210,000	5.250		01/01/2041	221,708
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
340,000	5.000		08/01/2038	351,788
Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB+)
950,000	5.000		07/01/2048	951,366
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding RB Josephine Caring Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
350,000	4.200	(d)(h)	07/01/2030	350,024
475,000	4.500	(d)(h)	07/01/2031	475,111
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
100,000	5.625	(d)	07/01/2038	108,566

				3,006,498

West Virginia - 0.6%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
95,000	4.125	(d)	06/01/2043	81,505
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
380,000	3.375	(a)(b)	03/01/2040	386,236
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
145,000	5.125		09/01/2042	152,665
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
150,000	5.500		09/01/2048	159,941

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Ba1/BBB)
$1,000,000	5.000%		01/01/2043	$920,222

				1,700,569

Wisconsin - 2.2%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
100,000	5.875	(d)	06/01/2052	93,417
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
25,000	6.375	(d)	07/01/2043	25,834
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
510,000	5.000	(d)	06/15/2041	454,689
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
100,000	5.000		06/15/2044	97,884
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
360,000	5.000	(d)	06/15/2032	365,428
Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
100,000	5.000	(d)	12/15/2039	98,936
100,000	5.000	(d)	12/15/2044	93,747
Public Finance Authority Education RB Mater Academy of Nevada Cactus Park Campus Project Series 2025A (NR/BB)
65,000	6.000	(d)	12/15/2045	66,777
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000	5.000	(d)	01/01/2042	178,080
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
100,000	4.500	(d)	07/15/2049	86,730
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba1/BB+)
220,000	4.300		11/01/2030	220,267
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
625,000	6.750	(d)	08/01/2031	481,250
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
50,000	5.000	(d)	12/01/2045	45,407
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
100,000	5.000	(d)	06/01/2061	72,804
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000	4.000	(d)	03/01/2030	73,808
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
250,000	5.625	(d)	06/01/2050	249,854
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
290,000	6.500	(d)	06/01/2045	259,490

214	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
$100,000	5.350%		12/01/2045	$100,889
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB-)
100,000	6.000	(d)	07/01/2031	93,266
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/NR)
200,000	5.250		11/15/2055	201,450
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/BBB-)
400,000	5.500	(d)	06/01/2040	412,404
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
115,000	5.000	(d)	06/01/2039	104,958
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
150,000	4.500	(d)	07/01/2048	106,683
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
25,000	6.125	(d)	10/01/2049	21,731
Public Finance Authority RB Viticus Group Project Series 2025A (NR/NR)
100,000	6.250	(d)	12/01/2045	100,618
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia Sr 400 Express Lanes Project (Baa3/NR)
500,000	6.500		12/31/2065	547,010
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
100,000	5.250		06/15/2050	101,967
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
50,000	4.000	(d)	07/01/2041	43,117
150,000	4.000	(d)	07/01/2051	116,439
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
150,000	5.375	(d)	12/15/2032	150,023
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
35,000	3.000		12/01/2031	30,007
75,000	4.000		12/01/2041	55,120
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
370,000	5.000	(d)	08/01/2027	374,978
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
175,000	3.070	(a)(c)	08/15/2054	173,915
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
250,000	4.500		02/15/2054	236,906
Wisconsin Health and Educational Facilities Authority Senior Living RB, Series 2025 (Chiara Housing and Services, Inc. Project) (NR/NR)
100,000	6.375		07/01/2045	103,624

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
$300,000	5.000%		02/01/2042	$305,355

				6,344,862

TOTAL MUNICIPAL BONDS (Cost $292,639,552)				286,474,576

Corporate Bonds - 0.4%
Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
47,738	9.750	%(d)(j)	12/01/39	41,799
Benloch Ranch Improvement Association No. 1 Series 2021
47,748	9.750	(d)(j)	12/01/39	41,807
Benloch Ranch Improvement Association No. 2
700,000	10.000	(d)(j)	12/01/51	544,194
Brixton Park Improvement Association No. 1 Series
600,658	6.875	(d)(j)	12/01/51	529,900

				1,157,700

Revenue - 0.0%
Toledo Hospital (The)
75,000	5.325%		11/15/28	77,034

TOTAL CORPORATE BONDS (Cost $1,434,895)				1,234,734

Shares	Dividend Rate			Value

Investment Company - 0.5%(k)

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
1,408,107	3.965%			1,408,107
(Cost $1,408,107)

TOTAL INVESTMENTS - 99.8% (Cost $295,482,554)				$289,117,417

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				648,194

NET ASSETS - 100.0%				$289,765,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2025.
(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.	215

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Zero coupon bond until next reset date.
(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h)	When-issued security.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
LP	- Limited Partnership
LT	- Limited Tax
MTA	- Metropolitan Transportation Authority
MUN GOVT	-
GTD	Municipal Government Guaranteed NATL
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
RR	- Revenue Refunding
SD CRED	-
PROG	School District Credit Program
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
ST AID	-
WITHHLDG	State Aid Withholding
ST	-
INTERCEPT	State Aid Intercept
UPMC	- University of Pittsburgh Medical Center
USD	- United States Dollar
UT	- Unlimited Tax

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Long position contracts:

U.S. Treasury Ultra Bond	32	12/19/25	$3,846,000	$107,368

216	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 99.4%
Alabama - 2.2%
Alabama Federal Aid Highway Finance Authority Special Obligation RB Series 2016A (NR/NR)
$10,000,000	5.000	%(a)	09/01/2026	$10,221,038
Alabama Federal Aid Highway Finance Authority Special Obligation RB Series 2025B (Aa2/AAA)
5,000,000	5.000		09/01/2030	5,599,353
Alabama Housing Finance Authority Multifamily Housing RB for Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,000,000	5.000	(b)(c)	02/01/2029	1,046,980
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/ NR)
24,725,000	4.000	(b)(c)	12/01/2049	24,807,576
Black Belt Energy Gas District Gas Supply RB Series 2022 (Aa1/ NR)
17,060,000	4.000	(b)(c)	07/01/2052	17,361,815
Chatom Industrial Development Board Gulf Opportunity Zone Refunding Bonds for Powersouth Energy Cooperative Projects Series 2020 (AGM) (A1/AA)
550,000	5.000		08/01/2027	570,517
485,000	5.000		08/01/2028	512,763
485,000	5.000		08/01/2029	520,983
425,000	5.000		08/01/2030	463,795
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
675,000	5.000		11/15/2025	676,389
1,430,000	5.000		11/15/2026	1,462,183
1,480,000	5.000		11/15/2027	1,538,390
2,750,000	5.000		11/15/2028	2,904,456
1,335,000	5.000		11/15/2029	1,430,369
Houston County Healthcare Authority Hospital RB for Southeast Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000	5.000		10/01/2030	2,011,365
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/ BBB+)
1,000,000	5.000		10/01/2025	1,000,000
1,250,000	5.000		10/01/2026	1,278,598
1,000,000	5.000		10/01/2027	1,046,541
1,000,000	5.000		10/01/2028	1,067,322
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
8,590,000	5.000	(b)(c)	01/01/2054	9,187,521
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
3,285,000	5.250	(b)(c)	12/01/2053	3,577,376
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
6,230,000	3.650	(c)	06/01/2028	6,343,511
The Industrial Development Board of The City of Mobile Alabama Pollution Control RB Alabama Power Company Barry Plant Project, Series 2007-A (A1/A) (PUTABLE)
4,500,000	3.375	(b)(c)	06/01/2034	4,568,113
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
2,530,000	3.780	(b)(c)	06/01/2034	2,536,565
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
3,485,000	3.450	(b)(c)	11/01/2033	3,504,033

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
$4,575,000	3.750	%(d)	09/01/2026	$4,575,068

				109,812,620

Alaska - 0.4%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4 (AMT) (NR/AA-)
1,755,000	5.000		12/01/2030	1,787,834
1,960,000	5.000		12/01/2032	1,992,855
Matanuska-Susitna Borough State of Alaska Lease Revenue Refunding Bonds Series 2025B (Aa3/AA-)
2,190,000	5.000		09/01/2027	2,290,683
North Slope Borough General Purpose GO Bonds Series 2023A (NR/AA)
800,000	5.000		06/30/2026	815,059
2,000,000	5.000		06/30/2027	2,091,438
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000	5.000		06/30/2027	4,914,881
State of Alaska GO Refunding Bonds Series 2025A (Aa2/AA)
1,420,000	5.000		08/01/2027	1,486,238
2,130,000	5.000		08/01/2028	2,281,954
State of Alaska International Airports System Private Activity Revenue Refunding Bonds Series 2021C (AMT) (Aa3/NR)
1,975,000	5.000		10/01/2025	1,975,000

				19,635,942

Arizona - 3.9%

Arizona Board of Regents Acting on Behalf and For the Use and Benefit of Northern Arizona University Refunding Certificates of Participation Northern Arizona University Projects Series 2024 (AGM) (A1/AA)

1,400,000	5.000		09/01/2026	1,432,888
825,000	5.000		09/01/2027	863,574
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,345,000	2.870	(b)(e)	01/01/2037	80,641,249
Arizona IDA Multifamily Housing RB for Unity At West Glendale Project Series 2024 (Aaa/NR)
695,000	5.000	(b)(c)	03/01/2045	702,929
Arizona Industrial Development Authority Multifamily Housing Bonds Ironwood Ranch Apartments Project Series 2024 (Aa1/ NR)
3,750,000	5.000	(b)(c)	02/01/2058	3,815,740
Arizona Industrial Development Authority Multifamily Housing Bonds The Ranches At Gunsmoke Project Series 2024 (Aa1/ NR)
10,000,000	5.000	(b)(c)	03/01/2058	10,220,046
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
584,820	5.125		01/01/2059	453,793
Arizona Transportation Board Highway Revenue and Revenue Refunding Bonds Series 2023 (Aa1/AA+)
3,800,000	5.000		07/01/2027	3,974,806
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2022 (Baa2/BBB)
10,125,000	5.000	(b)(c)	09/01/2042	10,295,529

The accompanying notes are an integral part of these financial statements.	217

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa2/BBB)
$41,135,000	5.000	%(b)(c)	09/01/2052	$ 41,834,015
City of Phoenix Civic Improvement Corporation RB Civic Plaza Expansion Series 2005 B (BHAC-CR FGIC) (Aa1/AA+)
7,490,000	5.500		07/01/2034	8,940,543
Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (A2/A) (PUTABLE)
1,775,000	4.125	(b)(c)	09/01/2032	1,781,345
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (NR/BBB)
1,540,000	2.000		10/01/2025	1,540,000
Equitable Senior National Charter School Revolving Loan Fund RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000	5.000		11/01/2028	10,517,498
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000	3.875	(b)(c)	01/01/2038	1,733,279
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,750,000	0.875	(b)(c)	06/01/2043	3,640,123
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)
1,790,000	0.875	(b)(c)	06/01/2043	1,737,552
Osborn Elementary School District No. 8 of Maricopa County Arizona School Improvement Bonds Project of 2023 Series A (2024) (BAM) (NR/AA)
1,000,000	5.000		07/01/2026	1,017,616
Pima County Sewer System Revenue Refunding Obligations Series 2022 (NR/AA)
1,905,000	5.000		07/01/2026	1,939,846
2,000,000	5.000		07/01/2027	2,088,771
Salt River Project Agricultural Improvement and Power District Arizona Electric System RB 2017 Series A (Aa1/AA+)
1,000,000	5.000		01/01/2037	1,038,317
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
2,865,000	4.000		07/01/2034	2,808,240
The Industrial Development Authority of The County of Maricopa RB Banner Health, Series 2023A (NR/AA-)
3,410,000	5.000	(b)(c)	01/01/2053	3,446,911
Tucson Unified School District No. 1 of Pima County Arizona School Improvement Bonds Project of 2023 Series A (2024) (AGM) (Aa3/AA)
415,000	5.000		07/01/2026	422,622

				196,887,232

Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000		08/01/2026	557,969

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California - 7.7%
Alameda Corridor Transportation Authority Convertible Capital Appreciation RB Senior Lien 1999 A (NATL) (A3/A-)
$10,000,000	0.000	%(f)	10/01/2034	$ 7,374,074
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
370,000	4.000		09/01/2026	373,063
415,000	4.000		09/01/2027	418,464
410,000	4.000		09/01/2028	413,107
345,000	4.000		09/01/2029	347,339
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	3.340	(b)(e)	04/01/2056	6,964,440
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA) (SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	4.140	(b)(e)	04/01/2036	14,908,129
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
230,000	4.000		09/01/2026	232,071
235,000	4.000		09/01/2027	239,396
255,000	4.000		09/01/2029	259,134
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000	5.000	(b)(c)	02/01/2054	6,605,787
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
13,010,000	4.000	(b)(c)	05/01/2053	13,317,434
California Community Choice Financing Authority Clean Energy Project RB Series 2024E (Green Bonds) (A1/NR)
27,500,000	5.000	(b)(c)	02/01/2055	30,019,424
California Health Facilities Financing Authority Providence St. Joseph Health RB, Series 2025C (NR/A)
5,000,000	5.000	(b)(c)	10/01/2050	5,463,569
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
23,400,000	5.000		12/01/2028	24,775,206
California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
3,125,000	5.000		12/01/2036	3,370,756
California Health Facilities Financing Authority RB Adventist Health System/West Series 2025A (NR/BBB+)
11,500,000	5.000		12/01/2032	12,575,470
California Housing Finance Agency Limited Obligation Multifamily Housing Issue V RB 2023 (Aa1/NR)
1,043,000	5.000	(b)(c)	05/01/2054	1,060,089
California Housing Finance Agency Limited Obligation Multifamily Housing RB 300 De Haro 2025 Issue P (Aa1/NR)
510,000	3.250	(b)(c)	06/01/2055	513,150
California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
6,160,000	3.250		08/01/2029	6,256,531
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
20,000,000	1.200	(b)(c)	12/01/2050	18,547,894
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR) (SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	3.590	(b)(e)	12/01/2050	4,979,295

218	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Insured Revenue and Refunding Bonds Aldersly Project, Series 2023B-2 Tax Exempt Mandatory Paydown Securities (CA MTG INS) (NR/ AA-)
$2,990,000	3.750%		11/15/2028	$2,990,875
California Municipal Finance Authority Multifamily Housing RB Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
2,700,000	3.150	(b)(c)	08/01/2059	2,713,045
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa2/NR)
300,000	5.000		10/01/2026	305,345
California Municipal Finance Authority RB Refunding for PRS- California Obligated Group Projects Series 2024A Tax-Exempt (NR/NR)
450,000	5.000		04/01/2026	453,706
370,000	5.000		04/01/2027	379,708
310,000	5.000		04/01/2028	323,709
250,000	5.000		04/01/2029	265,055
200,000	5.000		04/01/2030	215,027
210,000	5.000		04/01/2031	228,279
310,000	5.000		04/01/2032	338,928
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
1,000,000	5.000		06/30/2026	1,009,241
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
4,265,000	5.000		06/30/2028	4,433,522
3,235,000	5.000		12/31/2028	3,362,527
California Municipal Finance Authority Solid Waste Disposal RB Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
1,450,000	3.375	(b)(c)	09/01/2050	1,441,028
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,150,000	3.700	(b)(c)	08/01/2040	1,177,059
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
1,500,000	4.300		07/01/2040	1,499,915
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
1,500,000	5.000	(d)	07/01/2037	1,501,426
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,700,000	5.000	(d)	07/01/2026	2,727,463
495,000	5.000	(d)	07/01/2028	515,657
4,610,000	5.000	(d)	07/01/2029	4,867,236
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
4,010,000	5.000	(d)	11/21/2045	3,992,528
California Pollution Control Financing Authority Water Furnishing RBPoseidon Resources Channelside LP Desalination Project, Series 2023 (AMT) (Baa3/NR)
4,170,000	5.000	(d)	07/01/2027	4,278,818

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Public Finance Authority RB for Henry Mayo Newhall Hospital Series 2021A (NR/BBB-)
$400,000	4.000%		10/15/2027	$ 406,437
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
390,000	4.000		10/15/2025	390,023
California School Finance Authority School Facility RB Value Schools Series 2020A (NR/BBB-)
250,000	3.250	(d)	07/01/2030	245,239
California Stare Var Purpose Go Bds (Aa2/AA-)
1,100,000	5.000		10/01/2035	1,110,144
California State University RB Refunding Series 2016 B-2 (Aa2/ AA-)
12,100,000	0.550	(b)(c)	11/01/2049	11,796,545
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
670,000	5.000		09/01/2030	670,976
California Statewide Communities Development Authority Multifamily Housing RB Vintage At Folsom 2024 Series E-2 (Aa1/NR)
675,000	5.000	(b)(c)	10/01/2028	703,760
California Statewide Communities Development Authority RB John Muir Health Series 2024A (NR/A+)
450,000	5.000		12/01/2027	474,741
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A2/ BBB+)
8,500,000	1.450		04/01/2028	8,101,648
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
245,000	4.000		09/01/2027	248,349
City and County of San Francisco Multifamily Housing RB Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
6,775,000	3.350	(b)(c)	08/01/2029	6,870,254
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
1,285,000	5.000		09/01/2030	1,403,396
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
230,000	4.000		09/01/2026	231,572
City of Laguna Beach Underground Utility Assessment District No. 2014-2 Woods Cove Limited Obligation Improvement Bonds (NR/NR)
410,000	5.000		09/02/2027	428,246
220,000	5.000		09/02/2028	233,902
230,000	5.000		09/02/2029	247,318
240,000	5.000		09/02/2030	261,549
1,095,000	5.000		09/02/2034	1,205,031
City of Long Beach Marina Revenue Refunding Bonds Series 2025 (NR/A)
1,140,000	5.000		05/15/2026	1,156,697
City of Long Beach Marina Revenue Refunding Bonds, Series 2025 (NR/A)
1,260,000	5.000		05/15/2027	1,309,850
1,425,000	5.000		05/15/2028	1,514,830
1,000,000	5.000		05/15/2029	1,084,317
1,005,000	5.000		05/15/2030	1,108,239

The accompanying notes are an integral part of these financial statements.	219

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
$750,000	5.000%		05/15/2026	$ 760,755
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000	5.000		05/15/2028	3,329,935
City of Los Angeles Department of Airports International Airport Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000	5.000		05/15/2029	1,012,613
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000	5.000		05/15/2030	5,259,904
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000		09/01/2028	312,486
330,000	4.000		09/01/2030	341,894
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000		09/01/2026	100,123
100,000	5.000		09/01/2027	100,130
95,000	5.000		09/01/2028	95,123
95,000	5.000		09/01/2029	95,122
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
280,000	5.000	(d)	09/01/2032	285,667
City of San Francisco Infrastructure and Revitalization Financing District Tax Increment RB Series 2022A (NR/NR)
100,000	5.000	(d)	09/01/2027	104,081
City of San José Multifamily Housing RB for Parkmoor Series 2023F-2 (Cash Collateralized) (HUD SECT 8) (Aa1/NR)
1,450,000	5.000	(b)(c)	06/01/2027	1,469,254
Community Facilities District No. 2003-3 of The City of Chino Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
285,000	4.000		09/01/2029	291,317
County of Sacramento Airport System Senior RB Series 2025A (AMT) (A2/AA)
655,000	5.000		07/01/2030	712,739
700,000	5.000		07/01/2031	769,662
1,000,000	5.000		07/01/2032	1,107,285
County of Sacramento Airport System Subordinate RB Series 2025D (AMT) (AG) (A1/AA)
880,000	5.000		07/01/2030	957,166
920,000	5.000		07/01/2031	1,011,556
970,000	5.000		07/01/2032	1,074,067
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa2/NR)
4,625,000	5.000		07/01/2028	4,869,743
Department of Water and Power of The City of Los Angeles Power System RB, Series 2025 B (Aa2/NR)
4,000,000	5.000		07/01/2030	4,426,282
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series B (Aa2/AA-)
1,515,000	5.000		07/01/2032	1,592,134
Department of Water and Power of The City of Los Angeles Water System RB 2025 Series A (Aa2/NR)
6,500,000	5.000		01/01/2030	7,066,225

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
El Centro Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
$1,025,000	5.000%		06/15/2030	$ 1,140,028
El Centro Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series B-2 (NR/A+)
1,160,000	5.000		06/15/2030	1,290,178
EL Rancho Unified School District Los Angeles County California GO Bond Anticipation Notes Series 2025 (NR/A+)
3,000,000	0.000	(f)	08/01/2028	2,786,377
Harbor Department of The City of Los Angeles Refunding RB 2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000	5.000		08/01/2031	3,346,090
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (NR/A-)
1,835,000	3.678		06/01/2038	1,767,925
Irvine Facilities Financing Authority Gateway Preserve Land Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000	5.250		05/01/2048	7,027,334
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
645,000	5.000		09/01/2026	656,299
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
425,000	5.000		09/01/2026	432,794
Los Angeles County Development Authority Multifamily Housing RB West La Va - Building 156 & 157 Apartments, 2023 Series C (HUD SECT 8) (Aa1/NR)
2,370,000	3.750	(b)(c)	12/01/2046	2,374,842
Los Angeles Unified School District County of Los Angeles California 2024 GO Refunding Bonds Series A (Aa2/NR)
1,935,000	5.000		07/01/2027	2,034,184
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa3/AA) (3M USD SOFR + 0.63%)
7,000,000	3.600	(e)	09/01/2037	6,710,428
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-) (3M USD SOFR + 0.72%)
3,695,000	3.770	(e)	07/01/2027	3,692,825
Orange County California Community Facilities District No. 2017- 1 Village of Esencia Special Tax Bonds Series 2018 A (NR/ NR)
250,000	5.000		08/15/2027	259,809
200,000	5.000		08/15/2028	211,136
Perris Joint Powers Authority Local Agency RB 2024 Series (NR/ NR)
820,000	5.000		09/01/2026	836,909
870,000	5.000		09/01/2027	907,158
900,000	5.000		09/01/2028	952,925
930,000	5.000		09/01/2029	999,265
1,005,000	5.000		09/01/2030	1,092,801
1,080,000	5.000		09/01/2031	1,179,196
1,145,000	5.000		09/01/2032	1,253,192
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
305,000	4.000		09/01/2027	307,766
500,000	4.000		09/01/2028	504,421
900,000	3.000		09/01/2032	870,285
820,000	3.000		09/01/2033	782,505

220	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
$210,000	4.000%		09/01/2026	$ 211,227
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds, Series 2019 (NR/NR)
100,000	5.000		09/01/2030	100,127
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/ NR)
770,000	5.000		09/01/2029	798,444
Sacramento City Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.57%)
10,000,000	3.540	(e)	06/01/2039	9,087,774
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.55%)
13,935,000	3.520	(e)	06/01/2034	13,598,505
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2019 H (AMT) (A1/AA-)
4,000,000	5.000		05/01/2027	4,137,256
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (B1/NR)
1,020,000	3.000		08/01/2026	1,000,371
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-2 (Aa2/NR)
11,200,000	5.000	(b)(c)	07/01/2053	11,882,695
State of California Various Purpose GO Refunding Bonds (Aa2/ AA-)
20,000,000	5.000		12/01/2028	21,642,356
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,200,000	5.000		10/01/2026	1,220,193
1,435,000	5.000		10/01/2028	1,507,166
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000	5.000		10/01/2027	1,304,895
Transmission Agency of Northern California California-Oregon Transmission Project Revenue Refunding Bonds 2016 Series A(Aa3/A+)
1,550,000	5.000		05/01/2032	1,571,315

				387,861,241

Colorado - 3.6%
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Special Revenue Refunding and Improvement Bonds Series 2024A (AGC) (NR/AA)
300,000	5.000		12/01/2025	300,901
500,000	5.000		12/01/2026	511,364
1,000,000	5.000		12/01/2027	1,045,568
580,000	5.000		12/01/2028	618,040
750,000	5.000		12/01/2029	813,510
750,000	5.000		12/01/2030	826,271
1,000,000	5.000		12/01/2031	1,104,510
1,050,000	5.000		12/01/2032	1,154,287

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
City of Denver Aviation Airport System RB Series 2022C (Aa3/ AA-)
$1,260,000	5.000%		11/15/2026	$ 1,294,419
1,215,000	5.000		11/15/2027	1,279,824
1,380,000	5.000		11/15/2028	1,486,853
City of Denver Aviation Airport System RB Series 2022D (Aa3/ AA-)
1,000,000	5.000		11/15/2025	1,002,531
3,750,000	5.250		11/15/2026	3,854,318
4,500,000	5.250		11/15/2027	4,729,772
6,500,000	5.500		11/15/2028	7,029,115
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
1,850,000	5.000		11/15/2025	1,854,682
9,980,000	5.000		11/15/2026	10,230,247
Colorado Health Facilities Authority Hospital RB, Series 2025A (Aa2/AA)
4,025,000	5.000	(b)(c)	11/15/2060	4,394,989
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2019B (NR/NR)
1,585,000	5.000	(a)(b)(c)	11/19/2026	1,625,930
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
1,715,000	5.000		08/01/2026	1,743,825
4,350,000	5.000		08/01/2027	4,517,806
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
2,675,000	5.000		08/01/2026	2,719,960
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019B-2 (A3/A-)
7,700,000	5.000	(b)(c)	08/01/2049	7,739,692
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
125,000	5.000		11/01/2025	125,190
1,145,000	5.000		11/01/2026	1,170,464
125,000	5.000		11/01/2027	130,578
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)
29,150,000	5.000	(b)(c)	05/15/2062	30,893,109
Colorado Health Facilities Authority RB for Sanford Series 2019A (NR/A+)
500,000	5.000		11/01/2025	500,852
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
1,000,000	5.000		08/01/2030	1,073,349
Colorado Health Facilities Authority RB Series 2025A (NR/NR)
1,060,000	5.000		12/01/2025	1,062,707
740,000	5.000		12/01/2026	754,741
800,000	5.000		12/01/2027	830,702
830,000	5.000		12/01/2028	876,012
545,000	5.000		12/01/2029	583,915
1,070,000	5.000		12/01/2030	1,161,809
1,120,000	5.000		12/01/2031	1,224,612
1,175,000	5.000		12/01/2032	1,290,754
1,000,000	5.000		12/01/2033	1,100,993
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000	5.000		12/31/2047	999,956

The accompanying notes are an integral part of these financial statements.	221

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR) – (continued)
$1,000,000	5.000%		12/31/2051	$981,143

Colorado Housing and Finance Authority for The Benefit of Fitz Affordable Owner LLC Multifamily Housing RB for Fitzsimons Gateway Apartments Project Series 2024B (Aa1/ NR)
2,000,000	3.180	(b)(c)	09/01/2028	2,018,252

Colorado Housing and Finance Authority Multifamily Housing RB Albion Apartments Project, Series 2025 (Aa1/NR)
1,000,000	3.375	(b)(c)	07/01/2044	1,010,233

Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
1,330,000	3.500	(b)(c)	11/01/2043	1,333,835

Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,245,000	5.000	(d)	12/01/2026	5,348,450

Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000	5.000		12/01/2026	2,033,291

Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
205,000	5.000		12/01/2025	205,460

E-470 Public Highway Authority Colorado Revenue Refunding Bonds Series 2004 A (NATL) (A1/A+)
16,250,000	0.000	(f)	09/01/2027	15,468,968

E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/ A+)
4,040,000	0.000	(f)	09/01/2028	3,738,895

Eagle County Housing and Development Authority Multifamily Housing RB Eagle Villas Project, Series 2025 (Aa1/NR)
2,600,000	3.550	(b)(c)	12/01/2045	2,618,777

Maiker Housing Partners Multifamily Housing RB for Overlook at Thornton Series 2023 (Aa1/NR)
2,500,000	4.500	(b)(c)	05/01/2042	2,518,388

Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000	5.000		07/15/2028	471,737

Regional Transportation District Sales Tax RB for Fastracks Project Series 2016A (Aa2/AAA)
19,445,000	5.000		11/01/2046	19,514,463

Regional Transportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (Baa1/NR)
350,000	3.000		01/15/2026	349,601

Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
250,000	5.000		07/15/2026	253,333
500,000	5.000		01/15/2027	511,270

South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000		12/01/2025	75,224
190,000	5.000		12/01/2026	194,316
150,000	5.000		12/01/2027	156,318
235,000	5.000		12/01/2028	249,225
175,000	5.000		12/01/2029	188,661
300,000	4.000		12/01/2030	313,766
300,000	4.000		12/01/2031	311,592

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

State of Colorado Higher Education Health Sciences Facilities Certificates of Participation Series 2024A (Aa2/AA-)
$590,000	5.000%		11/01/2030	$660,330
200,000	5.000		11/01/2031	226,667

Stc Metropolitan District No. 2 In The Town of Superior Boulder County Colorado Limited Tax GO and Special Revenue Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
1,040,000	5.000		12/01/2031	1,149,556
1,120,000	5.000		12/01/2032	1,233,434

Stc Metropolitan District No. 2 In The Town of Superior Boulder County, Colorado Limited Tax GO and Special Revenue Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
615,000	5.000		12/01/2025	616,940
1,095,000	5.000		12/01/2026	1,121,782
875,000	5.000		12/01/2027	915,261
945,000	5.000		12/01/2028	1,006,912
745,000	5.000		12/01/2029	806,292
1,615,000	5.000		12/01/2030	1,771,251

The Canyons Metropolitan District No. 5 in The City of Castle Pines Limited Tax GO and Special Revenue Refunding and Improvement Bonds Series 2024A (BAM) (NR/AA)
250,000	5.000		12/01/2027	260,806
225,000	5.000		12/01/2028	239,038
200,000	5.000		12/01/2029	216,046
200,000	5.000		12/01/2030	219,249
200,000	5.000		12/01/2031	221,187
250,000	5.000		12/01/2032	278,209

Trails At Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
50,000	5.000		12/01/2025	50,149
80,000	5.000		12/01/2026	81,864
110,000	5.000		12/01/2028	116,795
130,000	5.000		12/01/2029	140,324
150,000	5.000		12/01/2030	164,287
150,000	5.000		12/01/2031	165,624

University of Colorado Regents Enterprise Refunding RB Series 2021C3B (Aa1/NR) (PUTABLE)
5,000,000	2.000	(b)(c)	06/01/2051	4,935,496

Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/ AA)
125,000	5.000		12/15/2027	128,874

				182,249,728

Connecticut - 1.5%

City of Hartford Connecticut Special Obligation Refunding Bonds State Contract Assistance Series 2025 (Aa2/AA-)
2,250,000	5.000		07/15/2027	2,352,640

City of Hartford Connecticut Special Obligation Refunding Bonds State Contract Assistance, Series 2025 (Aa2/AA-)
500,000	5.000		07/15/2029	545,488
3,750,000	5.000		07/15/2032	4,262,540

City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000	5.000		08/01/2026	713,394
650,000	5.000		08/01/2027	678,398
900,000	5.000		08/01/2028	959,077

222	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)

Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
$4,185,000	3.850	%(b)(c)	11/15/2064	$4,188,136

Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa2/AA)
5,540,000	5.000		11/01/2026	5,698,576

Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aa1/NR)
2,425,000	3.050	(b)(c)	09/01/2058	2,432,232

State of Connecticut GO Bonds 2016 Series A (Aa2/AA-)
7,500,000	4.000		03/15/2034	7,517,632

State of Connecticut Health & Educational Facilities Authority RB for Hartford Healthcare Series 2020B (NR/A)
5,205,000	5.000	(b)(c)	07/01/2053	5,329,206

State of Connecticut Health and Educational Facilities Authority RB for University of Yale Series 2010A-3 (Aaa/AAA) (PUTABLE)
5,520,000	2.950	(b)(c)	07/01/2049	5,529,881

State of Connecticut Health and Educational Facilities Authority RB for University of Yale Series U (Aaa/AAA)
3,695,000	5.000		07/01/2033	4,295,470

State of Connecticut Health and Educational Facilities Authority RB Yale University Issue, Series 2025B-1 (Aaa/AAA) (PUTABLE)
22,000,000	5.000	(b)(c)	07/01/2064	24,394,913

State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure Purposes 2022 Series A (Aa2/ AA)
1,500,000	5.000		07/01/2027	1,565,842

State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa2/ AA)
2,150,000	5.000		07/01/2027	2,244,373

Town of East Lyme Connecticut GO Bond Anticipation Notes (NR/ NR)
3,000,000	4.000		08/06/2026	3,027,402

				75,735,200

Delaware - 0.5%

Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB-)
725,000	5.000		06/01/2027	742,302

Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (Baa3/BBB-)
14,650,000	1.250	(b)(c)	10/01/2045	14,650,000

New Castle County GO Bonds Series 2015 (Aaa/AAA)
5,000,000	5.000	(a)	10/01/2025	5,000,000

The Delaware Economic Development Authority Gas Facilities Refunding RB Delmarva Power & Light Company Project 2020, Series A (A2/A)
2,120,000	3.600		01/01/2031	2,196,075

				22,588,377

District of Columbia - 2.2%

District of Columbia (Washington, D.C.) Income Tax Secured Revenue and Refunding Bonds, Series 2025A (Tax-Exempt) (Aa1/AAA)
1,000,000	5.000		06/01/2030	1,113,422

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)

District of Columbia GO Refunding Bonds Series 2017 A (Aa1/ AA+)
$5,000,000	5.000%		06/01/2035	$5,158,761

District of Columbia Housing Finance Agency Multifamily Housing RB for Edgewood Commons V Apartments Project Series 2023 (HUD SECT 8 FHA 221(D4)) (Aa1/NR)
4,840,000	5.000	(b)(c)	06/01/2027	4,846,858

Metro Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,000,000	5.000		10/01/2032	5,000,000

Metropolitan Washington Airports Authority Airport System Revenue and Refunding Bonds, Series 2025-A (AMT) (Aa3/ AA-)
5,150,000	5.000		10/01/2030	5,647,485

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000	5.000		10/01/2028	5,727,120

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000	5.000		10/01/2029	15,759,084

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000	5.000		10/01/2026	24,823,538

Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000	5.000		10/01/2027	2,498,798

Metropolitan Washington Airports Authority Dulles toll Road RB Third Senior Lien Convertible Capital Appreciation Bonds Series 2009C (AGC) (A1/AA)
28,430,000	6.500	(a)	10/01/2026	29,498,323

Washington Convention and Sports Authority Senior Lien Dedicated Tax Revenue Refunding Bonds Series 2018A (Aa3/ A+)
3,535,000	5.000		10/01/2027	3,688,205

Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (Aa3/AA-)
4,295,000	5.000		10/01/2035	4,295,000

Washington Metropolitan Area Transit Authority Second Lien RB for Sustainability Climate Transition Bonds Series 2023A (NR/ AA)
625,000	5.000		07/15/2026	636,630

				108,693,224

Florida - 5.7%

Abbott Square Community Development District City of Zephyrhills Florida Special Assessment Bonds Series 2025 (NR/BBB)
70,000	5.000		05/01/2026	70,524
75,000	5.000		05/01/2027	76,428
80,000	5.000		05/01/2028	82,347
80,000	5.000		05/01/2029	83,150
85,000	5.000		05/01/2030	89,366

Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
1,195,000	2.375		05/01/2029	1,163,103
1,225,000	2.625		05/01/2030	1,184,085

The accompanying notes are an integral part of these financial statements.	223

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Alachua County Health Facilities Authority Continuing Care Retirement Community RB Oak Hammock At The University of Florida Inc. Project Series 2025B-2 (NR/NR)
$1,000,000	3.750%		10/01/2030	$1,002,967

Alachua County Health Facilities Authority Continuing Care Retirement Community RB Oak Hammock At The University of Florida Inc. Project Series 2025B-3 (NR/NR)
1,390,000	3.625		10/01/2030	1,394,196

Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
450,000	3.750		05/01/2029	451,880

Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)
270,000	2.750	(d)	05/01/2031	255,228

Aventura Isles Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
190,000	5.000		05/01/2026	191,331
975,000	5.000		05/01/2034	1,043,985

Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
660,000	2.875		05/01/2031	625,767

Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
60,000	4.500		11/01/2025	60,025

Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
845,000	3.750		05/01/2031	845,434

Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700		11/01/2029	2,502,314

Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
485,000	3.750		11/01/2031	481,253

Bellalago Educational Facilities Benefit District Capital Improvement RB, Series 2014 (A2/NR)
1,220,000	4.125		05/01/2026	1,219,890
1,070,000	4.250		05/01/2027	1,069,668

Bexley Community Development District Special Assessment RB for Pasco County Series 2016 (NR/NR)
100,000	4.100		05/01/2026	100,152

Bluewaters Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
176,000	5.000		05/01/2026	177,162
185,000	5.000		05/01/2027	188,548
1,869,000	5.000		05/01/2035	1,994,961

Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
265,000	4.000		08/01/2030	267,515

Capital Trust Authority Health Care Facilities Revenue and Revenue Refunding Bonds UF Health Projects Series 2025A (A3/A)
4,250,000	5.000		12/01/2030	4,648,745

Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750		05/01/2031	225,458

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Century Gardens Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
$125,000	5.000%		05/01/2026	$126,188
131,000	5.000		05/01/2027	134,121
1,126,000	5.000		05/01/2034	1,185,880

Century Park Square Community Development District Miami- Dade County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
115,000	4.625		05/01/2030	117,259

City of Cape Coral Fl Water and Sewer Refunding RB Series 2017 (A1/A+)
6,140,000	5.000		10/01/2039	6,285,330

City of Fort Lauderdale Special Assessment Bonds for Las Olas Isles Underground Project Series 2022 (NR/NR)
220,000	5.000	(d)	07/01/2029	230,981

City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR/NR)
190,000	5.000	(d)	07/01/2026	191,941
200,000	5.000	(d)	07/01/2027	204,692

City of Jacksonville Florida Special RB Series 2025 (NR/AA)
2,500,000	5.000		10/01/2030	2,800,491
2,500,000	5.000		10/01/2031	2,827,248
2,500,000	5.000		10/01/2032	2,857,440

City of Jacksonville Special Revenue Refunding Bonds Series 2023A (NR/AA)
700,000	5.000		10/01/2025	700,000

City of South Miami Health Facilities Authority Florida Hospital Refunding RB Series 2017 Baptist Health South Florida Obligated Group (Aa3/AA-)
1,500,000	5.000		08/15/2047	1,507,358

City of South Miami Health Facilities Authority Hospital RB Refunding for Baptist Health South Florida Obligated Group Series 2017 (Aa3/AA-)
3,000,000	5.000		08/15/2026	3,050,381
7,170,000	5.000		08/15/2027	7,470,226

City of South Miami Health Facilities Authority RB Series 2025 A Baptist Health South Florida Obligated Group (Aa3/AA-)
5,000,000	5.000		08/15/2032	5,604,186

City of South Miami Health Facilities Authority RB Series 2025 B Baptist Health South Florida Obligated Group (Aa3/AA-)
2,500,000	5.000	(b)(c)	08/15/2065	2,747,408

Cityplace Community Development District Special Assessment Revenue Refunding Bonds Series 2012 (NR/NR)
1,240,000	5.000		05/01/2026	1,251,502

Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000		05/01/2031	165,578

Coral Keys Homes Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2020 (NR/ NR)
170,000	3.125		05/01/2030	167,905

Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
315,000	3.000		05/01/2026	313,717

Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
190,000	4.000		05/01/2028	191,592

224	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB) – (continued)
$250,000	4.000%		05/01/2033	$247,150

Cypress Shadows Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
37,000	4.000		11/01/2026	37,118

Duval County School Board Certificates of Participation Series 2022A (AGM) (NR/AA)
3,185,000	5.000		07/01/2026	3,242,800
5,105,000	5.000		07/01/2027	5,329,869

Entrada Community Development District St Johns County, Florida Capital Improvement RB, Series 2021 (NR/NR)
75,000	2.125	(d)	05/01/2026	74,265

Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
1,780,000	4.250		05/01/2029	1,808,203

Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
275,000	2.000		11/01/2025	274,491
280,000	2.000		11/01/2026	274,503
290,000	2.000		11/01/2027	280,023
295,000	2.000		11/01/2028	280,255
300,000	2.000		11/01/2029	281,177
305,000	2.125		11/01/2030	278,627

Florida Development Finance Corporation Educational Facilities RB Saint andrew’s School of Boca Raton Inc. Project Series 2024A (NR/BBB+)
150,000	5.000		06/01/2028	156,793
375,000	5.000		06/01/2029	397,493
295,000	5.000		06/01/2030	316,274
415,000	5.000		06/01/2031	447,784

Florida Development Finance Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2025A (NR/A-/A-2)
2,325,000	3.400	(b)(c)	09/01/2050	2,324,141

Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
780,000	3.350	(b)(c)	10/01/2027	781,695

Florida Housing Finance Corporation Multifamily Mortgage RB, Series 2025 F-2 (Aa1/NR)
1,375,000	3.650	(b)(c)	05/01/2028	1,386,848

Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (Aa2/A)
5,510,000	5.000		09/01/2026	5,561,264
4,020,000	5.000		09/01/2027	4,103,961

Florida Municipal Power Agency All-Requirements Power Supply Project RB Series 2025A (A2/NR)
2,850,000	5.000		10/01/2030	3,175,507
4,000,000	5.000		10/01/2031	4,514,124

Florida Municipal Power Agency All-Requirements Power Supply Project Refunding RB Series 2016A (A2/NR)
2,285,000	5.000		10/01/2027	2,337,042

Flow Way Community Development District Collier County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
165,000	5.000		05/01/2026	166,128
125,000	5.000		05/01/2027	127,474

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Flow Way Community Development District Collier County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR) – (continued)
$745,000	5.000%		05/01/2034	$798,270

Flow Way Community Development District Collier County, Florida Special Assessment Bonds, Series 2019 Phase 7 and Phase 8 Projects Bank Qualified (NR/NR)
995,000	3.700		11/01/2029	998,509

Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
260,000	3.000		05/01/2026	258,796

Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
120,000	4.800		05/01/2031	122,435

Gateway Services Community Development District Special Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,320,000	3.250		05/01/2028	1,332,577

Grand Bay at Doral Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2025A-1 (NR/NR)
185,000	5.000		05/01/2026	186,477
195,000	5.000		05/01/2027	199,373
200,000	5.000		05/01/2028	207,342

Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2024 (AMT) (Aa3/AA-)
2,670,000	5.000		10/01/2032	2,969,428

Harvest Ridge Community Development District Special Assessment Bonds Series 2024 (NR/NR)
235,000	4.375		05/01/2031	239,429
755,000	5.125		05/01/2044	757,425

Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000	4.000		05/01/2031	1,001,892

Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
200,000	2.500		05/01/2026	199,037

Higher Educational Facilities Financing Authority Fl Educational Facilities Revenue Refunding Bonds Nova Southeastern University Project Series 2016 (A3/A-)
1,310,000	5.000		04/01/2030	1,323,770

Higher Educational Facilities Financing Authority Florida Educational Facilities Revenue and Revenue Refunding Bonds Ringling College Project, Series 2017 (NR/BBB)
290,000	5.000		03/01/2031	295,215

Hillsborough County Aviation Authority Florida Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000	5.000		10/01/2028	1,963,282

Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
139,000	3.000		05/01/2026	138,268

Housing Finance Authority of Broward County Florida Multifamily Housing RB Series 2024 (HUD SECT 8) (Aa1/NR) (PUTABLE)
3,750,000	3.150	(b)(c)	03/01/2028	3,758,376

Housing Finance Authority of Broward County Multifamily Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aa1/NR) (PUTABLE)
1,200,000	4.050	(b)(c)	09/01/2056	1,205,033

The accompanying notes are an integral part of these financial statements.	225

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Housing Finance Authority of Hillsborough County Florida Multifamily Housing RB Tampa 47Th Street Apartments, Series 2025B (Aa1/NR) (PUTABLE)
$4,380,000	3.350	%(b)(c)	06/01/2029	$4,421,912

Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aa1/ NR)
1,755,000	3.250	(b)(c)	09/01/2042	1,760,080

Housing Finance Authority of Lee County Florida Multifamily Housing RB Amaryllis Park Place III, Series 2025 (Aa1/NR)
5,000,000	4.000	(b)(c)	11/01/2044	5,045,735

Housing Finance Authority of Lee County Florida Multifamily Housing RB Ekos on Evans, Series 2025 (Aa1/NR)
1,850,000	3.500	(b)(c)	12/01/2042	1,865,956

Housing Finance Authority of Miami-Dade County Florida Multifamily Housing RB Series 2025A (Aa1/NR)
3,150,000	3.250	(b)(c)	02/01/2044	3,175,481

Housing Finance Authority of Pinellas County, Florida Multifamily Housing RB Series 2025 (NR/AA+) (PUTABLE)
4,600,000	3.400	(b)(c)	07/01/2028	4,630,694

Housing Finance Authority of Polk County Multifamily Housing RB for Episcopal Catholic Apartments Series 2023 (HUD SECT 8) (Aa1/NR) (PUTABLE)
1,643,000	4.150	(b)(c)	12/01/2040	1,653,941

Jacksonville Housing Finance Authority Multifamily Housing RB Series 2025 (Aa1/NR)
1,000,000	3.400	(b)(c)	07/01/2058	1,005,249

Julington Creek Plantation Community Development District St. Johns County, Florida Special Assessment RB, Series 2023 (AGM) (NR/AA)
4,090,000	5.000		05/01/2032	4,586,895

Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
405,000	4.375		05/01/2031	410,030

Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700		05/01/2031	96,328

Lake Frances Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2018 (NR/BBB-)
492,000	4.000		05/01/2031	493,368

Lake Powell Residential Golf Community Development District Bay County Florida Special Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
215,000	5.000		05/01/2026	216,630

Lake Powell Residential Golf Community Development District Bay County, Florida Special Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
227,000	5.000		05/01/2027	232,020
238,000	5.000		05/01/2028	246,618
1,081,000	5.000		05/01/2032	1,156,108

Lakes By The Bay South Community Development District Miami- Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
4,000,000	5.000		05/01/2034	4,313,135

Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200		05/01/2030	517,119

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
$60,000	2.000%		05/01/2028	$57,830
70,000	2.000		05/01/2029	66,417
1,835,000	2.500		05/01/2033	1,665,231

Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
575,000	3.375		05/01/2030	563,200

Lee County IDA Hospital Revenue Refunding Bonds Lee Health Sys Inc Series 2019 A-2 (A2/A+)
8,410,000	5.000	(b)(c)	04/01/2033	8,418,203

Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-3 (NR/BBB+)
5,000,000	4.125		11/15/2029	5,035,538

Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,150,000	5.000		05/01/2032	1,150,953

Miami Dade County Aviation Revenue Refunding Bonds Series 2015A (NR/A+)
5,930,000	5.000		10/01/2038	5,937,076

Miami Dade County Educational Facility Authority RB for University of Miami (AMBAC) (A2/A-)
10,995,000	5.250		04/01/2027	11,441,299

Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
1,520,000	5.000		10/01/2027	1,584,066
1,110,000	5.000		10/01/2028	1,178,857

Miami-Dade County Expressway Authority Toll System 2010 RB, Series (A3/A)
1,355,000	5.000		07/01/2040	1,361,044

Miami-Dade County Florida Public Facilities Revenue and Revenue Refunding Bonds Jackson Health System Series 2025 (Aa2/NR)
4,770,000	5.000		06/01/2034	5,435,473

Miami-Dade County Florida Subordinate Special Obligation Bonds Series 2009 (Aa3/A+)
4,750,000	0.000	(f)	10/01/2031	3,956,184

Miami-Dade County General Obligation Bonds Building Better Communities Program Series 2015-D (Aa2/AA)
3,710,000	5.000		07/01/2027	3,781,078

Mirabella Community Development District Hillsborough County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
40,000	5.000		05/01/2026	40,310
42,000	5.000		05/01/2027	42,942
44,000	5.000		05/01/2028	45,637
379,000	5.000		05/01/2035	406,898

Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
240,000	3.250		05/01/2032	229,308

Moody River Estates Community Development District Lee County Florida Senior Special Assessment Refunding Bonds Series 2017A-1 (NR/A-)
500,000	4.000		05/01/2031	502,773

226	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Oak Creek Community Development District Pasco County Florida Bank Qualified Senior Special Assessment Refunding Bonds Series 2015A-1 (NR/A+)
$200,000	4.000%		05/01/2026	$200,099
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450		05/01/2031	1,150,512
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
320,000	2.875		11/01/2031	299,572
Orange County Health Facilities Authority RB Presbyterian Retirement Communities Obligated Group Project Series 2024 (NR/NR)
700,000	5.000		08/01/2026	708,737
1,245,000	5.000		08/01/2027	1,281,432
1,295,000	5.000		08/01/2028	1,352,417
915,000	5.000		08/01/2029	968,459
955,000	5.000		08/01/2030	1,022,754
1,510,000	5.000		08/01/2031	1,628,734
1,585,000	5.000		08/01/2032	1,715,996
1,665,000	5.000		08/01/2033	1,805,041
1,745,000	5.000		08/01/2034	1,884,084
Orange County Health Facilities Authority Revenue Hospital Bonds for AdventHealth Obligated Group Series 2021 C (NR/AA) (PUTABLE)
15,575,000	5.000	(b)(c)	11/15/2052	15,944,504
Osceola County Transportation Improvement Refunding RB Series 2019A-1 (NR/BBB+)
275,000	5.000		10/01/2025	275,000
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
1,105,000	4.000		05/15/2026	1,105,574
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
250,000	5.250		09/01/2026	255,633
300,000	5.250		09/01/2027	314,271
300,000	5.250		09/01/2028	321,219
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (NR/AA)
520,000	2.000		05/01/2026	514,100
530,000	2.000		05/01/2027	516,098
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000	3.300		05/01/2030	648,142
Quail Roost Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2025 Second Expansion Area Project (NR/NR)
100,000	4.000		05/01/2030	100,783
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000	5.000		05/01/2033	6,827,236
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
285,000	3.000		05/01/2026	283,986
390,000	3.000		05/01/2027	386,426

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (NR/A-)
$425,000	3.000%		05/01/2026	$422,885
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (NR/BBB+)
143,000	2.500		05/01/2026	141,580
146,000	2.500		05/01/2027	143,119
148,000	2.500		05/01/2028	143,516
157,000	2.500		05/01/2030	147,676
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
225,000	3.000		05/01/2026	223,751
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
65,000	5.000		05/01/2026	65,448
70,000	5.000		05/01/2027	71,385
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
400,000	3.125	(d)	05/01/2030	398,768
School Board of Miami-Dade County Florida Certificates of Participation Series 2016B (A1/A+)
7,340,000	5.000		08/01/2027	7,488,078
South Fork East Community Development District Hillsborough County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
53,000	5.000		05/01/2026	53,432
55,000	5.000		05/01/2027	56,285
58,000	5.000		05/01/2028	60,216
500,000	5.000		05/01/2035	539,445
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A+)
770,000	3.500		05/01/2032	762,155
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (NR/A+)
95,000	3.000		05/01/2026	94,647
State of Florida Department of Transportation Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Refunding Bonds Series 2016A (Aaa/AAA)
2,500,000	4.000		07/01/2031	2,527,125
Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
95,000	3.125		12/15/2025	94,835
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/ NR)
375,000	3.750	(d)	06/15/2029	377,227
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
725,000	3.500		05/01/2031	710,276
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
205,000	3.750		05/01/2026	204,878
1,650,000	4.000		05/01/2033	1,650,394

The accompanying notes are an integral part of these financial statements.	227

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Talis Park Community Development District Capital Improvement Refunding RB Series 2024 (NR/NR)
$60,000	5.000	%(d)	05/01/2026	$60,472
115,000	5.000	(d)	05/01/2027	117,418
125,000	5.000	(d)	05/01/2028	129,339
130,000	5.000	(d)	05/01/2029	136,005
105,000	5.000	(d)	05/01/2030	110,987
785,000	5.000	(d)	05/01/2035	826,511
Tampa Bay Water Utility System Refunding RB Series 2015A (Aa1/AA+)
4,225,000	4.000		10/01/2029	4,225,000
Tapestry Community Development District Special Assessment RB for City of Kissimmee Series 2016 (NR/NR)
170,000	4.250		05/01/2026	170,434
The Preserve At South Branch Community Development District Pasco County, Florida Special Assessment RB, Series 2021 Phase 3 (NR/NR)
250,000	3.000		05/01/2031	246,602
The School Board of Pinellas County Florida Certificates of Participation The School Board of Pinellas County Florida Master Lease Program Series 2021A (A2/NR)
400,000	5.000		07/01/2033	445,903
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
1,605,000	3.000		05/01/2027	1,610,200
Touchstone Community Development District Senior Special Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000	4.500		05/01/2026	105,559
115,000	4.500		05/01/2028	118,573
120,000	4.500		05/01/2029	124,938
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700		05/01/2031	507,553
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (NR/A-)
145,000	4.250		05/01/2026	145,153
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
710,000	4.000		11/01/2027	712,867
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
585,000	5.000		05/01/2029	618,481
650,000	5.000		05/01/2031	702,645
Venetian Parc Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 Assessment Area Two (NR/NR)
120,000	5.000		05/01/2026	120,854
100,000	5.000		05/01/2027	102,057
1,075,000	5.000		05/01/2034	1,151,867
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
530,000	3.750		05/01/2026	528,835
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,715,000	2.600		05/01/2034	1,482,855
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (NR/AA)
795,000	2.000		05/01/2026	783,990

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
$973,000	3.500%		05/01/2030	$956,090
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,365,000	5.000		05/01/2026	1,381,304
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
1,000,000	3.750		11/01/2031	990,138
Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University, Inc. Project, Series 2025 (Baa1/BBB+)
300,000	5.000		06/01/2026	303,390
350,000	5.000		06/01/2027	360,014
400,000	5.000		06/01/2028	417,905
500,000	5.000		06/01/2029	529,990
430,000	5.000		06/01/2030	461,588
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
170,000	2.000		05/01/2026	168,077
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,695,000	3.750	(d)	06/15/2030	1,680,845
Winding Cypress Community Development District Special Assessment Bonds for Collier County Series 2015 (NR/NR)
85,000	4.375		11/01/2025	85,015

				287,021,849

Georgia - 2.9%

Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (Aa3/A+)
3,450,000	5.250		07/01/2040	3,453,214
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bowen Project Series 2009 (A3/A/A-2) (PUTABLE)
3,130,000	3.950	(b)(c)	12/01/2032	3,210,128
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (A3/A) (PUTABLE)
1,335,000	3.875	(b)(c)	10/01/2032	1,340,143
City of Atlanta Airport General RB Series 2025B-1 (AMT) (Aa3/ AA)
3,500,000	5.000		07/01/2032	3,904,728
City of Atlanta GO Public Improvement Bonds Series 2022A-1 (Aa1/NR)
545,000	5.000		12/01/2025	547,237
525,000	5.000		12/01/2027	554,691
City of Atlanta GO Public Improvement Bonds Series 2022A-2 (Aa1/NR)
1,105,000	5.000		12/01/2025	1,109,121
2,375,000	5.000		12/01/2027	2,509,317
Colquitt County School District GO Bonds Series 2023 (ST AID WITHHLDG) (Aa1/NR)
585,000	5.000		12/01/2025	587,272
935,000	5.000		12/01/2026	962,562
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
2,395,000	3.375	(b)(c)	11/01/2053	2,409,061

228	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A3/A/A-1) (PUTABLE)
$2,020,000	3.375	%(b)(c)	11/01/2048	$2,032,431
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
1,950,000	3.700	(b)(c)	10/01/2032	1,990,915
Housing Authority of Douglas County Multifamily Housing RB Astoria at Crystal Lake Project Series 2024B (Aa1/NR)
1,000,000	5.000	(b)(c)	10/01/2028	1,041,915
Housing Authority of The City of Lawrenceville Multifamily Housing RB Applewood Towers Project Series 2024B (Aa1/ NR)
1,615,000	5.000	(b)(c)	10/01/2028	1,682,692
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/ NR)
3,000,000	5.000		05/15/2026	3,029,584
500,000	5.000		05/15/2027	513,802
1,975,000	5.000		05/15/2030	2,088,125
Main Street Natural Gas Inc. Gas Supply RB Series 2019C (A3/ NR)
5,230,000	4.000	(b)(c)	03/01/2050	5,273,421
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/ NR)
1,000,000	4.000	(b)(c)	07/01/2052	1,021,026
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/ NR)
1,000,000	4.000		12/01/2025	1,001,174
Main Street Natural Gas Inc. Gas Supply RB Series 2022B (A3/ NR)
1,740,000	5.000		06/01/2027	1,789,134
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/ BBB-)
1,705,000	4.000	(d)	11/01/2025	1,705,305
3,665,000	4.000	(d)	11/01/2026	3,678,012
Main Street Natural Gas Inc. Gas Supply RB Series 2023A (A3/ NR)
7,000,000	5.000	(b)(c)	06/01/2053	7,457,675
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/ NR)
13,040,000	5.000	(b)(c)	07/01/2053	14,029,995
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa2/ NR)
15,925,000	5.000	(b)(c)	06/01/2055	17,324,686
Main Street Natural Gas Inc. Gas Supply RB Series 2025B (A3/ NR)
1,500,000	5.000		12/01/2029	1,599,186
3,300,000	5.000		12/01/2030	3,560,121
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/ NR)
4,000,000	5.000	(b)(c)	12/01/2053	4,310,053
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/ NR)
3,740,000	5.000		05/15/2028	3,899,920
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3/ NR)
500,000	4.000		12/01/2025	500,545

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)

Main Street Natural Gas, Inc., Gas Supply RB Series 2024A (Aa1/ NR)
$2,800,000	5.000	%(b)(c)	05/01/2054	$3,030,760
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (Aa3/AA-)
7,190,000	5.000	(b)(c)	07/01/2054	7,229,252
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
2,275,000	1.000	(b)(c)	07/01/2049	2,222,099
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (A3/A) (PUTABLE)
1,560,000	3.875	(b)(c)	12/01/2041	1,566,010
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (A3/A) (PUTABLE)
2,875,000	3.875	(b)(c)	06/01/2042	2,886,077
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (A3/A) (PUTABLE)
1,560,000	3.875	(b)(c)	04/01/2043	1,566,010
Monroe County Georgia Development Authority Pollution Control RBGeorgia Power Company Plant Scherer Project First Series 2008 (A3/A) (PUTABLE)
7,500,000	3.350	(b)(c)	11/01/2048	7,623,161
Municipal Electric Authority of Georgia Project One Subordinated Bonds Series 2024A (A2/A-)
500,000	5.000		01/01/2031	553,637
Pike County School District Georgia GO Bonds Series 2025 (ST AID WITHHLDG) (Aa1/NR)
455,000	5.000		10/01/2030	510,373
Private Colleges and Universities Authority Emory University RB, Series 2025A (Aa2/AA)
4,000,000	5.000		09/01/2029	4,383,960
Richmond County Board of Education GO Sales Tax Bonds Series 2023 (ST AID WITHHLDG) (Aa1/AA+)
875,000	5.000		10/01/2025	875,000
650,000	5.000		10/01/2027	684,142
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB Series 2024B (Aa1/NR)
8,920,000	2.920	(b)(c)	05/01/2029	8,941,375
Windward Preserve Community Development District City of Cocoa Florida Capital Improvement RB Series 2025 (Aa3/AA)
4,500,000	5.000		07/01/2031	4,985,321

				147,174,368

Guam - 0.5%

A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
120,000	5.000		10/01/2027	123,116
200,000	5.000		10/01/2028	207,742
500,000	5.000		10/01/2029	525,192
250,000	5.000		10/01/2030	265,676
250,000	5.000		10/01/2031	266,607
350,000	5.000		10/01/2032	373,454
A.B. Won Pat International Airport Authority Guam General RB 2024 Series B (NON-AMT) (Baa2/NR)
200,000	5.000		10/01/2030	216,341

The accompanying notes are an integral part of these financial statements.	229

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)

A.B. Won Pat International Airport Authority Guam General RB 2024 Series B (NON-AMT) (Baa2/NR) – (continued)
$200,000	5.000%		10/01/2031	$217,880
400,000	5.000		10/01/2032	436,786
200,000	5.000		10/01/2033	219,520
Government of Guam Business Privilege Tax Refunding Bonds Series 2025G (Baa3/NR)
2,900,000	5.000		01/01/2029	3,067,260
2,050,000	5.000		01/01/2030	2,196,227
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000	5.000		10/01/2029	1,402,141
Guam Power Authority Revenue Refunding Bonds 2024 Series A (Baa2/BBB)
500,000	5.000		10/01/2025	500,000
500,000	5.000		10/01/2026	510,327
450,000	5.000		10/01/2027	469,019
500,000	5.000		10/01/2028	530,900
Guam Power Authority Revenue Refunding Bonds, 2022 Series A (Baa2/BBB)
2,900,000	5.000		10/01/2032	3,217,961
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
350,000	5.000		07/01/2026	354,874
350,000	5.000		07/01/2027	361,991
750,000	5.000		07/01/2028	790,237
700,000	5.000		07/01/2029	750,352
1,125,000	5.000		07/01/2030	1,225,324
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024B (Baa2/A-)
600,000	5.000		07/01/2026	608,356
500,000	5.000		07/01/2027	517,130
1,000,000	5.000		07/01/2028	1,053,649
985,000	5.000		07/01/2029	1,055,852
1,175,000	5.000		07/01/2030	1,279,783
Guam Waterworks Authority Water and Wastewater System RB Series 2025A (Baa2/A-)
820,000	5.000		07/01/2031	905,679
930,000	5.000		07/01/2032	1,031,840
1,215,000	5.000		07/01/2033	1,348,933
Port Authority of Guam Port RB 2018 Series B Private Activity (AMT) (Baa2/A)
410,000	5.000		07/01/2032	423,862

				26,454,011

Hawaii - 0.8%

City and County of Honolulu GO Bonds for Honolulu Rail Transit Project Series 2021E (Aa2/NR)
5,315,000	5.000		03/01/2027	5,504,310
City and County of Honolulu GO Bonds Series A (Aa2/NR)
1,015,000	5.000		10/01/2035	1,015,000
City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aa1/NR) (PUTABLE)
7,040,000	5.000	(b)(c)	06/01/2027	7,132,080
City and County of Honolulu Wastewater System RB Junior Series 2025A (NR/AA+)
3,400,000	5.000		07/01/2032	3,899,705
City of Honolulu GO Bonds Series A (Aa2/NR)
10,575,000	4.000		10/01/2034	10,585,477

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Hawaii – (continued)

Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
$75,000	5.000%		05/15/2029	$78,094
State of Hawaii Airports System RB, Series 2018A (AMT) (Aa3/ AA-)
2,300,000	5.000		07/01/2035	2,372,365
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba2/NR)
10,735,000	3.100		05/01/2026	10,636,825

				41,223,856

Idaho - 0.0%

Idaho Health Facilities Authority St. Luke’S Health System Project RB Series 2025C (NR/A)
2,000,000	5.000	(b)(c)	03/01/2060	2,188,514

Illinois - 7.8%

Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
250,000	5.000		10/01/2026	254,950
325,000	5.000		10/01/2028	342,292
Carol Stream Park District GO Refunding Park Bonds Series 2016 (BAM) (NR/AA)
4,705,000	5.000		01/01/2037	4,720,341
Chicago GO Bonds 2019A (NR/BBB)
3,210,000	5.000		01/01/2028	3,307,569
Chicago GO Bonds 2019A (NR/NR)
550,000	5.000		01/01/2028	580,755
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
660,000	0.000	(f)	12/01/2026	633,380
4,645,000	0.000	(f)	12/01/2027	4,298,575
365,000	0.000	(f)	12/01/2029	313,342
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/ BB+)
250,000	0.000	(f)	12/01/2027	231,355
95,000	0.000	(f)	12/01/2029	81,555
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/ BB+)
800,000	0.000	(f)	12/01/2031	629,618
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
640,000	0.000	(f)	12/01/2025	636,123
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AG) (NR/AA)
800,000	5.000		12/01/2034	830,209
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/ AA)
1,825,000	5.000		12/01/2025	1,829,804
3,615,000	5.000		12/01/2026	3,690,473
Chicago Park District GO LT Refunding Bonds Series 2023C (NR/ AA-)
2,400,000	5.000		01/01/2026	2,412,561
2,780,000	5.000		01/01/2027	2,858,957

230	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

Chicago Park District GO LT Refunding Bonds Series 2023C (NR/ AA-) – (continued)
$1,965,000	5.000%		01/01/2028	$2,063,911
City of Chicago Board of Education Capital Appreciation Bonds for School Reform Series 1998B-1 (NATL) (Baa3/BB+)
685,000	0.000	(f)	12/01/2028	611,148
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa3/BB+)
3,420,000	5.500		12/01/2026	3,471,085
1,755,000	0.000	(f)	12/01/2030	1,445,950
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
1,500,000	5.000		12/01/2029	1,581,829
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
5,000,000	5.000		12/01/2027	5,182,590
7,535,000	5.000		12/01/2029	7,920,501
1,000,000	5.000		12/01/2030	1,050,008
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2017D (AMT) (NR/A+)
2,500,000	5.000		01/01/2037	2,528,084
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2016C (NR/A+)
7,625,000	5.000		01/01/2038	7,642,200
City of Chicago GO Bonds Project & Refunding Series 2017A (NR/BBB)
2,000,000	5.625		01/01/2031	2,047,257
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
3,430,000	5.000		01/01/2027	3,487,453
5,245,000	5.000		01/01/2028	5,404,424
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
1,855,000	4.000		01/01/2028	1,875,650
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
10,205,000	5.000		01/01/2032	10,855,861
City of Chicago GO Bonds, Series 2025B (NR/BBB)
5,865,000	5.000		01/01/2032	6,239,061
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
1,000,000	5.000		01/01/2029	1,042,902
1,950,000	5.000		01/01/2030	2,054,628
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000	5.000		01/01/2026	3,269,722
2,345,000	5.000		01/01/2027	2,421,282
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
5,000,000	5.000		01/01/2026	5,025,159
5,755,000	5.000		01/01/2027	5,891,262
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
1,000,000	5.000		01/01/2028	1,043,715
City of Chicago Multi-Family Housing RB The Ave Sw Project Series 2025 (Aa1/NR)
4,600,000	3.200	(b)(c)	10/01/2028	4,632,903
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024C (AMT) (NR/A+)
420,000	5.000		01/01/2034	466,124

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)

City of Chicago O’Hare International Airport General Airport Senior Lien Refunding RB Series 2024C (AMT) (NR/A+)
$10,000,000	5.000%		01/01/2028	$10,414,963
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2017B (NR/A+)
1,000,000	5.000		01/01/2038	1,013,432
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024A (NR/A+)
500,000	5.000		01/01/2026	502,391
600,000	5.000		01/01/2027	615,705
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024B (BAM) (NR/AA)
1,800,000	5.000		01/01/2030	1,966,888
City of Chicago Second Lien Water RB Refunding Series 2024A (NR/A+)
2,650,000	5.000		11/01/2031	2,961,542
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
1,900,000	5.000		11/01/2026	1,942,893
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR/NR)
329,000	2.530	(d)	12/01/2025	328,069
305,000	2.690	(d)	12/01/2026	300,027
255,000	2.870	(d)	12/01/2027	249,054
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000	3.040	(d)	12/01/2028	262,446
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
4,900,000	5.000		03/01/2030	5,338,397
Community Consolidated School District Number 65 Cook County Illinois Evanston/Skokie GO Limited Tax School Bonds Series 2025A (AG) (Aa3/AA)
300,000	5.000		12/01/2030	332,555
850,000	5.000		12/01/2031	949,116
1,350,000	5.000		12/01/2032	1,512,369
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
225,000	5.000		12/15/2031	253,359
225,000	5.000		12/15/2032	255,061
Illinois Community College District No. 512 GO Bonds Series 2020 (Aaa/NR)
1,980,000	4.000		12/15/2025	1,985,108
Illinois Finance Authority Graduate and Professional Student Loan Program RB Midwestern University Foundation Senior Series 2025A (NR/AAA)
475,000	5.000		07/01/2030	506,417
315,000	5.000		07/01/2031	336,708
300,000	5.000		07/01/2032	321,041
250,000	5.000		07/01/2033	268,082
Illinois Finance Authority Illinois Finance Authority RB Series 2025A-1 (NR/A+)
1,000,000	5.000	(b)(c)	08/15/2054	1,102,515
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR) (SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	3.590	(b)(e)	05/01/2042	2,238,424

The accompanying notes are an integral part of these financial statements.	231

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
$500,000	5.000%		10/01/2026	$507,871
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	05/01/2040	717,922
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000		05/15/2026	540,184
Illinois Finance Authority RB The University of Chicago Series 2024B (Aa2/AA-)
2,400,000	5.000		04/01/2027	2,488,637
2,700,000	5.000		04/01/2028	2,862,227
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
500,000	5.000		08/01/2026	507,286
500,000	5.000		08/01/2027	512,789
805,000	5.000		08/01/2028	833,664
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
695,000	5.000		09/01/2026	706,942
490,000	5.000		09/01/2027	507,222
520,000	5.000		09/01/2028	544,464
815,000	5.000		09/01/2029	864,188
860,000	5.000		09/01/2030	921,244
910,000	5.000		09/01/2031	981,284
Illinois Finance Authority Taxable RB for Theory and Computing Sciences Building Trust Series 2023 (A2/NR)
12,575,000	6.693		07/01/2033	12,906,778
Illinois Finance Authority Tax-Exempt Surface Freight Transfer Facilities RB for Centerpoint Joliet Terminal Railroad Project Series 2020 (NR/BBB+)
3,000,000	4.125	(b)(c)(d)	12/01/2050	2,973,825
Illinois Finance Authority Variable Rate Demand RB Series 2010 The University of Chicago Medical Center Series 2010B (A1/ A+/A-1)
2,170,000	3.750	(b)(c)	08/01/2044	2,170,000
Illinois Housing Development Authority Multifamily Housing RB Series 2024 Walden Oaks Il (HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
2,500,000	5.000	(b)(c)	10/01/2027	2,546,727
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 (6900 Crandon) (HUD SECT 8 FHA 221(d)(4)) (Aa1/NR)
1,330,000	5.000	(b)(c)	02/01/2027	1,338,319
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 South Shore (HHDC) (HUD SECT 8) (Aa1/NR)
4,340,000	5.000	(b)(c)	02/01/2027	4,367,728
Illinois Municipal Electric Agency Power Supply System Revenue Refunding Bonds Series 2025A (AG) (A1/AA)
10,000,000	5.000		02/01/2032	11,231,309
Illinois State GO Bonds Series 2017 D (A3/A-)
26,975,000	5.000		11/01/2025	27,026,388
34,465,000	5.000		11/01/2026	35,311,236
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion Proj * (NATL) (Baa2/A)
1,220,000	0.000	(f)	06/15/2028	1,120,712

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
$2,150,000	5.000%	06/15/2029	$2,236,906
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
4,435,000	4.000	12/15/2026	4,490,369
1,420,000	4.000	12/15/2027	1,452,199
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000	5.000	12/15/2027	3,009,938
Northern Illinois University Board of Trustees Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
325,000	5.000	10/01/2030	351,693
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
10,900,000	5.000	01/01/2026	10,953,746
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/A+)
3,480,000	5.000	01/01/2026	3,497,159
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
5,235,000	5.000	01/01/2027	5,375,855
1,675,000	5.000	01/01/2032	1,858,652
4,500,000	5.000	01/01/2033	5,019,102
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Series of March 2025 Junior Obligation Series A 2025 (NR/A)
3,100,000	5.000	06/15/2034	3,505,452
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Tax-Exempt Series A of September 2016 (NR/A)
1,130,000	4.000	06/15/2030	1,136,186
State of Illinois General Obligation Bonds Series of May 2024B (A3/A-)
3,000,000	5.000	05/01/2026	3,040,429
3,000,000	5.000	05/01/2027	3,108,318
State of Illinois GO Bonds Series 2016 (A3/A-)
2,965,000	5.000	01/01/2026	2,982,041
5,700,000	5.000	11/01/2028	5,835,669
State of Illinois GO Bonds Series 2017A (A3/A-)
3,455,000	5.000	12/01/2027	3,623,691
State of Illinois GO Bonds Series 2017C (A3/A-)
6,540,000	5.000	11/01/2029	6,834,242
State of Illinois GO Bonds Series 2017D (A3/A-)
5,560,000	5.000	11/01/2027	5,814,866
State of Illinois GO Bonds Series 2020 (A3/A-)
2,465,000	5.500	05/01/2030	2,661,086
State of Illinois GO Bonds Series 2021A (A3/A-)
2,750,000	5.000	03/01/2026	2,776,478
State of Illinois GO Bonds Series of November 2019B (A3/A-)
10,000,000	5.000	11/01/2032	10,718,060
State of Illinois GO Refunding Bonds Series 2016 (A3/A-)
4,215,000	5.000	02/01/2026	4,247,384
4,020,000	5.000	02/01/2028	4,138,007
2,100,000	5.000	02/01/2029	2,160,880
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
6,490,000	5.000	10/01/2028	6,917,820
State of Illinois GO Refunding Bonds Series 2018B (A3/A-)
6,000,000	5.000	10/01/2028	6,395,519

232	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Refunding Bonds Series of October 2016 Il (A3/A-)
$225,000	5.000%		02/01/2027	$231,864
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (A3/A-)
2,000,000	5.000		10/01/2025	2,000,000
The Illinois State Toll Highway Authority Toll Highway Senior RB 2015 Series A (Aa3/AA-)
1,000,000	5.000		01/01/2037	1,000,656
Windward Preserve Community Development District City of Cocoa Florida Capital Improvement RB Series 2025 (NATL-IBC FGIC) (Baa3/BB+)
7,000,000	0.000	(f)	12/01/2030	5,776,102

				390,502,445

Indiana - 0.7%
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (A1/A-) (PUTABLE)
7,050,000	5.000	(b)(c)	12/01/2044	7,143,166
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
450,000	5.000		03/01/2026	453,795
300,000	5.000		03/01/2027	308,866
350,000	5.000		03/01/2028	366,356
385,000	5.000		03/01/2029	409,601
1,030,000	5.000		03/01/2030	1,112,765
610,000	5.000		03/01/2031	666,982
Indiana Finance Authority Health System RB Series 2025 Indiana University Health Series 202D-1 (Aa2/AA)
2,950,000	5.000	(b)(c)	10/01/2064	3,181,856
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)
3,000,000	0.750	(b)(c)	12/01/2038	2,957,518
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000	0.950	(b)(c)	12/01/2038	4,465,368
Indiana Finance Authority RB Series 2025C-2 Tax-Exempt Mandatory Paydown Securities Temps-50SM Greenwood Village South Project (NR/NR)
1,000,000	3.750		05/15/2032	1,001,878
Indiana Finance Authority RB, Series 2025C-1 (NR/NR)
2,700,000	4.125		05/15/2032	2,705,186
Indiana Finance Authority Senior Living RB Indiana Masonic Home Project, Series A 2025 (NR/NR)
1,500,000	4.300		05/01/2029	1,526,658
Indiana Finance Authority State Revolving Fund Program Bonds, Series 2025C (NR/AAA)
245,000	5.000		02/01/2030	271,127
The Indianapolis Local Public Improvement Bond Bank Bonds Series 2024E (NR/AA-)
2,600,000	5.000		02/01/2031	2,896,871
895,000	5.000		02/01/2032	1,006,549
The Indianapolis Local Public Improvement Bond Bank Bonds, Series 2025B (AMT) (A1/NR)
6,225,000	5.000		01/01/2028	6,517,905

				36,992,447

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Iowa - 0.3%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
$1,900,000	4.500%		06/01/2027	$1,922,253
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aa1/AA+)
3,170,000	5.000	(a)(b)(c)	12/01/2032	3,647,648
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
490,000	4.000	(a)(b)(c)	12/01/2032	532,072
1,260,000	5.000	(a)	12/01/2032	1,449,854
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000	4.000		05/15/2026	2,107,378
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
1,765,000	5.000		10/01/2032	1,893,593
1,950,000	5.000		10/01/2034	2,086,593

				13,639,391

Kansas - 0.1%
City of Burlington Environmental Improvement RB Refunding for Energy Metro, Inc. Project Series 2023 (A2/A)
3,775,000	4.300	(b)(c)	03/01/2045	3,789,876

Kentucky - 0.9%
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000	3.700		08/01/2027	5,086,930
County of Owen Water Facilities Refunding RB Series 2020 (NON- AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	06/01/2040	717,330
Kenton County Kentucky Airport Board Cincinnati Northern Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000	5.000		01/01/2029	1,063,655
Kenton County KY School District Financial Coporation School Building RB 2016 B (BAM-TCRS ST INTERCEPT) (Aa3/ AA)
475,000	3.000		04/01/2030	475,328
Kentucky Asset/Liability Commission Project Notes 2024 Federal Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000	5.000		09/01/2026	8,152,167
Kentucky Economic Development Finance Authority Healthcare Facilities Refunding RB Series 2022 (NR/NR)
3,570,000	4.500		10/01/2027	3,571,173
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
550,000	4.000		03/01/2026	552,588
515,000	4.000		03/01/2027	524,353
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
3,800,000	0.900		09/01/2026	3,707,467
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
700,000	5.000		10/01/2026	714,277
1,700,000	5.000		10/01/2027	1,776,381

The accompanying notes are an integral part of these financial statements.	233

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Public Energy Authority of Kentucky Gas Supply RB Series 2019C (A1/NR)
$9,450,000	4.000	%(b)(c)	02/01/2050	$9,663,402
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2024 Series B (A1/NR)
390,000	5.000		02/01/2026	391,933
800,000	5.000		08/01/2026	810,846
500,000	5.000		02/01/2027	511,201
1,150,000	5.000		08/01/2027	1,186,178
575,000	5.000		02/01/2028	597,255
Rural Water Financing Agency Kentucky Public Projects RB Flexible Term Program Series 2025D (NR/AA-)
6,900,000	3.375		08/01/2027	6,918,464

				46,420,928

Louisiana - 1.4%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
3,000,000	5.000		12/01/2025	3,010,941
4,255,000	5.000		12/01/2026	4,373,469
1,715,000	5.000		12/01/2027	1,803,563
East Baton Rouge Sewerage Commission Tax Exempt Revenue Refunding Bonds Series 2020A (NR/AA-)
1,100,000	5.000		02/01/2026	1,108,916
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875		06/01/2031	639,190
Louisiana Housing Corporation Multifamily Housing RB Arbours At Acadiana ProjectSeries 2024 (FHA 221(D)(4)) (Aa1/NR)
2,228,000	5.000	(b)(c)	04/01/2028	2,296,910
Louisiana Housing Corporation Multifamily Housing RB Arbours At Lafayette Phase II Project Series 2024 (FHA 221(D)(4)) (Aa1/NR)
1,200,000	5.000	(b)(c)	04/01/2028	1,233,550
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
3,300,000	5.000		08/15/2027	3,445,645
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
1,050,000	4.250	(d)	11/15/2030	1,055,584
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Ragin’ Cajun Facilities Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
1,230,000	5.000		10/01/2026	1,255,590
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/ BBB+)
1,490,000	3.500		11/01/2032	1,455,125
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
7,725,000	4.150		09/01/2027	7,826,494
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007-B-2A-2 (NON-AMT) (A3/ BBB+) (PUTABLE)
2,500,000	4.200	(b)(c)	10/01/2037	2,516,402

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
$3,775,000	4.200	%(b)(c)	09/01/2033	$3,832,258
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
3,050,000	5.250	(b)(c)	12/01/2052	3,336,407
Louisiana Public Facilities Authority Hospital RB Louisiana Children’s Medical Center Project Series 2015A3 RMKT (NR/A)
6,250,000	5.000	(b)(c)	06/01/2045	6,557,019
Louisiana Public Facilities Authority Revenue and Refunding RB Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000	5.000		05/15/2030	10,827,257
Parish of East Baton Rouge Capital Improvements District Movebr Sales Tax RB Series 2024 (Aa2/AA+)
750,000	5.000		08/01/2030	839,376
840,000	5.000		08/01/2032	963,891
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
5,755,000	4.050	(b)(c)	06/01/2037	5,804,977
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (A2/A-) (PUTABLE)
1,235,000	2.200	(b)(c)	06/01/2037	1,228,911
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2022 Series A (Aa3/AA) (SOFR + 0.50%)
4,275,000	3.412	(b)(e)	05/01/2043	4,264,939
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000	5.000		09/01/2026	920,739

				70,597,153

Maine - 0.2%
Finance Authority of Maine RB Bowdoin College Issue Series 2025B (Aa1/NR)
10,000,000	5.000	(b)(c)	07/01/2065	11,293,247
Maine Governmental Facilities Authority Lease Rental RB Series 2025A (Aa2/AA-)
700,000	5.000		10/01/2026	717,145

				12,010,392

Maryland - 0.9%
Community Development Administration Multifamily Development RB Sustainability Bonds for Villages at Marley Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
1,625,000	3.300		01/01/2029	1,647,291
Maryland Department of Transportation Consolidated Transportation Bonds Refunding Series 2016 (Aa1/AAA)
3,025,000	4.000		09/01/2027	3,122,305
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,625,000	5.000		11/12/2028	2,649,118
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/A-)
305,000	4.000		10/01/2026	306,797
Maryland Health and Higher Educational Facilities Authority RB Maryland Institute College of Art Issue Series 2024 (NR/NR)
170,000	5.250		06/01/2026	172,007
275,000	5.250		06/01/2027	283,568

234	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority RB Maryland Institute College of Art Issue Series 2024 (NR/NR) – (continued)
$665,000	5.250%		06/01/2028	$691,036
400,000	5.250		06/01/2029	420,632
920,000	5.250		06/01/2030	978,202
975,000	5.250		06/01/2031	1,042,199
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2025B (A2/A)
6,750,000	5.000	(b)(c)	07/01/2045	7,392,059
Maryland Stadium Authority RB Football Stadium Issue Series 2023A (NR/AA)
2,000,000	5.000		03/01/2026	2,020,051
State of Maryland GO Bonds for State & Local Facilities Loan Series 2020A (Aa1/AAA)
5,000,000	5.000		03/15/2027	5,187,749
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021A (Aa1/AAA)
17,825,000	5.000		08/01/2027	18,676,151
Washington Suburban Sanitary District Consolidated Public Improvement Green Bonds of Series 2024 (CNTY GTD) (Aaa/ AAA)
490,000	5.000		06/01/2026	498,210

				45,087,375

Massachusetts - 1.8%
City of Quincy Massachusetts GO Bond Anticipation Notes (NR/ SP-1+)
12,000,000	5.000		07/24/2026	12,232,442
Massachusetts Development Finance Agency RB Beth Israel Lahey Health Issue Tax-Exempt Series N 2025 (AG) (A1/AA)
4,500,000	5.000		07/01/2030	4,998,874
1,245,000	5.000		07/01/2031	1,403,525
1,150,000	5.000		07/01/2032	1,306,653
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue, Series 2025B (NR/BBB+)
12,250,000	5.000	(b)(c)	08/15/2055	13,371,723
Massachusetts Development Finance Agency RB for Wellforce Issue, Serries 2020C (AGM) (NR/AA)
500,000	5.000		10/01/2028	536,163
Massachusetts Development Finance Agency RB Umass Memorial Health Care Obligated Group Issue Series N-1 2025 (NR/ BBB+)
300,000	5.000		07/01/2026	303,807
360,000	5.000		07/01/2027	371,285
500,000	5.000		07/01/2028	527,333
550,000	5.000		07/01/2029	590,068
650,000	5.000		07/01/2030	708,594
Massachusetts Development Finance Agency RB, Boston Medical Center Issue Series G (Baa2/BBB)
2,200,000	5.000		07/01/2028	2,281,192
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (Baa2/BBB+)
560,000	5.000		01/01/2026	562,676
505,000	5.000		01/01/2027	516,957
1,190,000	5.000		01/01/2029	1,248,183
1,500,000	5.000		01/01/2033	1,612,375

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds Lasell Village Inc. Issue Series 2025 (NR/NR)
$3,485,000	5.000%		07/01/2029	$3,695,249
Massachusetts Development Finance Authority Variable Rate Demand RB Williams College Issue Series N (2011) (Aa1/ AA+)
3,420,000	3.300	(b)(c)	07/01/2041	3,465,760
Massachusetts Health and Educational Facilities Authority Variable Rate Demand RB for Umass Series A (Aa2/AA-) (PUTABLE)
7,000,000	2.450	(b)(c)	11/01/2030	6,973,355
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa1/AA+)
5,165,000	5.000		11/15/2031	5,298,774
11,750,000	5.000		11/15/2032	12,037,968
Massachusetts St. College Bulding Authority Project Rev Project Ref RB Series 2003 B (AGC ST APPROP) (Aa2/AA)
2,225,000	5.500		05/01/2033	2,529,496
Massachusetts State Development Finance Agency RB Mass General Brigham, Inc. Series 2019 T 1 (Aa3/AA-) (SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000	3.490	(b)(d)(e)	07/01/2049	6,249,571
The Commonwealth of Massachusetts GO Refunding Bonds, Series A 2025 (Aa1/AA+)
4,830,000	5.000		07/01/2029	5,298,930
Town of Hudson Massachusetts GO Bond Anticipation Notes (NR/ NR)
1,750,000	5.000		06/11/2026	1,763,595

				89,884,548

Michigan - 1.7%
Birmingham Public Schools County of Oakland State of Michigan 2024 School Building and Site Bonds (NR/AA+)
375,000	5.000		05/01/2026	380,113
500,000	5.000		05/01/2027	519,843
City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,135,000	5.000		07/01/2048	3,239,501
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
1,220,000	2.960		04/01/2027	1,196,021
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
28,240,000	3.650	(e)	07/01/2032	28,003,962
Detroit Regional Convention Facility Authority Special Tax Revenue Refunding Bonds Series 2024C (NR/A+)
500,000	5.000		10/01/2026	511,143
900,000	5.000		10/01/2027	941,154
600,000	5.000		10/01/2028	640,725
Howell Public Schools County of Livingston State of Michigan 2025 School Building and Site Bonds, Series II (Q-SBLF) (NR/AA)
235,000	5.000		05/01/2029	255,120
275,000	5.000		05/01/2030	304,292
Lansing Board of Water & Light Utility System RB Series 2021B (Aa3/AA-)
5,000,000	2.000	(b)(c)	07/01/2051	4,938,762

The accompanying notes are an integral part of these financial statements.	235

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Corewell Health Hospital Revenue and Revenue Refunding Bonds, Subseries 2025B-1 (Aa3/AA)
$3,000,000	5.000	%(b)(c)	08/15/2055	$3,294,027
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
95,000	4.000		02/01/2027	94,931
Michigan Finance Authority Hospital RB for Trinity Health Corporation 2013Mi-3 (NR/NR) (PUTABLE)
7,045,000	3.750	(b)	12/01/2038	7,320,371
Michigan Finance Authority Hospital RB for Trinity Health Credit Group Series 2022B (Aa3/AA-)
6,250,000	5.000	(b)(c)	12/01/2043	6,617,931
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (A1/NR)
1,215,000	5.000		05/15/2034	1,216,213
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	3.640	(b)(e)	04/15/2047	5,826,961
Michigan Finance Authority State Aid Notes Series 2025A-1 (NR/A-1+)
3,000,000	5.000		07/20/2026	3,051,863
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
5,650,000	3.875	(b)(c)	06/01/2053	5,536,302
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000	5.000		03/01/2030	2,641,968
Star International Academy Refunding Bonds Series 2020 (NR/ BBB)
745,000	4.000		03/01/2026	743,495
775,000	4.000		03/01/2027	774,928
Waterford School District County of Oakland State of Michigan School Building and Site Bonds Series 2025 (Q-SBLF) (NR/AA)
700,000	5.000		05/01/2028	744,225
Wayne County Airport Authority Airport RB Detroit Metropolitan Wayne County Airport Airport Revenue Refunding Bonds, Series 2015F (AMT) (A1/A+)
4,000,000	5.000		12/01/2033	4,007,882
Wayne County Airport Authority Airport RB for Detroit Metropolitan Wayne County Airport Revenue Refunding Bonds Series 2015F (A1/A+)
2,495,000	5.000		12/01/2025	2,503,044

				85,304,777

Minnesota - 1.0%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000		12/01/2029	5,430,345
City of Minneapolis Health Care System RB for Allina Health System Series 2023A (A1/A+)
2,500,000	5.000	(b)(c)	11/15/2052	2,640,579
City of Rochester Minnesota Health Care Facilities RB Mayo Clinic Series 2025B (Aa2/AA)
6,500,000	5.000	(b)(c)	11/15/2055	7,283,783
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000	5.000		05/01/2031	583,402
550,000	5.000		05/01/2032	616,935

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/AA-)
$325,000	5.000%		06/15/2027	$337,331
460,000	5.000		06/15/2028	487,690
400,000	5.000		06/15/2029	432,441
Duluth Independent School District Refunding Certificates of Participation Series 2019A (Baa1/NR)
700,000	4.000		03/01/2026	703,288
Housing and Redevelopment Authority in and for The City of Woodbury Minnesota Multifamily Housing RB, Series 2025 (Aa1/NR)
1,600,000	3.200	(b)(c)	02/01/2046	1,609,497
Housing and Redevelopment Authority of The City of Saint Paul Minnesota Health Care Facilities Revenue Refunding Bonds Healthpartners Obligated Group, Series 2025 (A2/A)
5,200,000	5.000		07/01/2028	5,507,348
Minnesota Higher Education Facilities Authority RB Green Bonds Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000	5.000	(b)(c)	10/01/2053	3,082,586
Minnesota Special School District Refunding Certificates of Participation for Minnesota School District Credit Enhancement Program Series 2022C (SD CRED PROG) (Aa1/ AAA)
9,385,000	5.000		02/01/2027	9,697,618
State of Minnesota GO State Various Purpose Bonds Series 2023A (Aaa/AAA)
7,815,000	5.000		08/01/2026	7,976,999
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds 2022 Series A (Aa2/NR)
825,000	5.000		01/01/2026	829,797
640,000	5.000		01/01/2027	660,017

				47,879,656

Mississippi - 0.1%
Mississippi Development Bank Special Obligation Refunding Bonds Series 2024A (Aa3/AA-)
1,000,000	5.000		01/01/2031	1,114,919
Warren County, Mississippi Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2018 (NON-AMT) (NR/BBB)
5,500,000	4.000		09/01/2032	5,647,763

				6,762,682

Missouri - 1.2%
City of Branson Industrial Development Authority Tax Increment Refunding RB for Branson Shoppes Redevelopment Project Series 2017A (NR/NR)
2,050,000	4.000		11/01/2027	2,042,730
City of Kansas City, Missouri Special Obligation Refunding Bonds Downtown Arena Project, Series 2025C (NR/AA-)
2,515,000	5.000		04/01/2031	2,816,912
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Coxhealth Series 2025A (A2/ NR)
2,500,000	5.000	(g)	11/15/2032	2,779,361
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB The Children’s Mercy Hospital Series 2016 (NR/AA-)
1,465,000	5.000		05/15/2027	1,487,208

236	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
$480,000	5.000%		02/01/2026	$481,974
760,000	5.000		02/01/2027	774,164
950,000	5.000		02/01/2028	981,025
590,000	5.000		02/01/2029	616,507
485,000	5.000		02/01/2030	512,319
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,330,000	5.000		09/01/2033	1,340,959
Phelps County Missouri Hospital RB Phelps Health Series 2025 (NR/BBB+)
430,000	5.000		12/01/2031	473,426
450,000	5.000		12/01/2032	497,627
State Environmental Improvement and Energy Resources Authority of The State of Missouri Environmental Improvement RB Kansas City Power & Light Company Project, Series 2008 (Baa1/A-) (PUTABLE)
845,000	4.050	(b)(c)	05/01/2038	853,630
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
40,000,000	4.000	(b)(c)	05/01/2051	40,289,768
The Planned Industrial Expansion Authority of Kansas City Multifamily Housing RB for The Depot on Old Santa Fe Series 2023 (Aa1/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,124,420

				61,072,030

Montana - 0.3%
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
4,965,000	3.900	(c)	03/01/2031	4,966,935
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
2,825,000	3.875		07/01/2028	2,882,210
Montana Board of Housing Multifamily Housing RB Twin Creek 4 Apartments Project Series 2024 (Aa1/NR)
1,800,000	5.000	(b)(c)	09/01/2028	1,872,073
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
335,000	2.950		12/01/2025	335,021
340,000	3.000		06/01/2026	339,181
345,000	3.000		12/01/2026	344,371
350,000	3.050		06/01/2027	351,355
340,000	3.100		12/01/2027	342,997
515,000	3.150		06/01/2028	518,532
360,000	3.200		12/01/2028	362,875
225,000	3.200		06/01/2029	227,834
235,000	3.200		12/01/2029	238,280

				12,781,664

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nebraska - 0.3%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
$3,250,000	5.000	%(b)(c)	08/01/2055	$3,513,683
Nebraska Investment Finance Authority Multifamily Housing RB Mural Nebraska Series 2024A (Aa1/NR)
7,000,000	3.000	(b)(c)	04/01/2042	7,003,844
Sarpy County School District GO Bonds for Gretna Public Schools Series 2022B (NR/A+)
6,875,000	5.000		12/15/2027	6,900,954

				17,418,481

Nevada - 0.1%
City of Las Vegas Special Improvement District No. 812 for Summerlin Village 24 Local Improvement Bonds Series 2015 (NR/NR)
1,235,000	5.000		12/01/2027	1,237,986
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Baa2/NR)
900,000	2.750	(d)	06/15/2028	884,505
Clark County Harry Reid International Airport Passenger Facility Charge Refunding RB Series 2022B (Aa2/NR)
675,000	5.000		07/01/2026	687,300
870,000	5.000		07/01/2027	908,475
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A (Aa3/NR)
1,000,000	5.000		07/01/2026	1,016,348
Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (A2/A) (PUTABLE)
1,025,000	3.750	(b)(c)	01/01/2036	1,027,538

				5,762,152

New Hampshire - 0.3%
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (Baa1/A-)
1,300,000	4.000		12/01/2028	1,321,189
National Finance Authority Taxable Utility Refunding RB Wheeling Power Company Project Series 2024A (NR/BBB+)
5,000,000	6.890	(d)	04/01/2034	5,242,245
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/ NR)
265,000	4.000		01/01/2026	265,008
250,000	4.000		01/01/2027	250,664
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
4,025,000	3.300	(b)(c)	06/01/2040	4,048,478
New Hampshire Health and Education Facilities Authority RB, Dartmouth Health Obligated Group Issue, Series 2025 (NR/A)
1,250,000	5.000		08/01/2031	1,384,204

				12,511,788

New Jersey - 3.7%

Borough of South Plainfield In The County of Middlesex New Jersey Bond Anticipation Notes Series 2025B Consisting of General Improvement Bond Anticipation Note Pool Utility Bond Anticipation Note and Sewer Utility Bond Anticipation Note (NR/SP-1+)

2,750,000	4.000		08/07/2026	2,779,612

The accompanying notes are an integral part of these financial statements.	237

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Burlington County Bridge Commission Lease Revenue Notes Government Leasing Program Series 2025C (NR/NR)
$1,830,000	4.000%		07/31/2026	$1,847,250
Camden County Improvement Authority Multi-Family Housing RB Series 2024 (HUD SECT 8) (Aa1/NR)
2,750,000	5.000	(b)(c)	03/01/2027	2,772,257
Casino Reinvestment Development Authority Casino Reinvestment Development Authority Luxury Tax RB Series 2024A (AGC) (A1/AA)
800,000	5.000		11/01/2028	854,026
Casino Reinvestment Development Authority Luxury Tax RB Series 2024 B (AGC) (A1/AA)
700,000	5.000		11/01/2028	747,273
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850		12/01/2025	3,080,036
New Jersey Economic Development Authority Refunding RB for School Facilities Construction Series 2005 N1 (AMBAC) (A1/A)
2,000,000	5.500		09/01/2026	2,051,964
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (A1/A)
2,850,000	5.500	(a)	12/15/2026	2,952,161
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A1/A)
4,000,000	5.000		06/15/2026	4,064,981
2,480,000	5.000		06/15/2027	2,581,744
New Jersey Economic Development Authority Special Facility Revenue Refunding Bonds for Port Newark Container Terminal Project Series 2017 (Baa2/NR)
2,130,000	5.000		10/01/2026	2,155,049
1,710,000	5.000		10/01/2027	1,754,442
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
3,495,000	3.750	(b)(c)	11/01/2034	3,524,899
New Jersey Educational Facilities Authority Princeton University RB, Series 2025A-1 (Aaa/AAA)
10,000,000	5.000	(b)(c)	07/01/2064	11,146,904
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (NR/AA-)
2,310,000	0.900		11/01/2025	2,303,829
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000	2.850		11/01/2025	1,829,274
New Jersey Housing and Mortgage Finance Agency Single Family Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,675,000	2.800		10/01/2025	2,675,000
2,600,000	2.900		04/01/2026	2,593,661
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (AMBAC) (A1/A)
10,765,000	0.000	(f)	12/15/2025	10,700,838
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A)
365,000	0.000	(f)	12/15/2026	352,941
4,155,000	0.000	(f)	12/15/2027	3,908,719

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A) – (continued)
$27,705,000	0.000	%(f)	12/15/2028	$25,305,983
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A1/A)
46,605,000	0.000	(f)	12/15/2027	43,823,502
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/ A+)
1,565,000	5.000		06/15/2030	1,589,887
New Jersey Transportation Trust Fund Authority Tax Exempt RB for Transportation System Bonds Series 2019 A (A1/A)
7,430,000	5.000		12/15/2025	7,463,324
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A1/A)
9,265,000	0.000	(f)	12/15/2029	8,216,208
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A1/A)
3,095,000	5.000		06/15/2026	3,145,279
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000	5.000		01/01/2027	10,301,652
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
515,000	4.250		07/01/2033	526,317
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A(Aa3/A+)
12,750,000	5.000		06/01/2027	13,262,684
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (NR/A)
1,495,000	5.000		06/01/2027	1,547,196
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds for Covanta Union Series 2011A (AMT) (CNTY GTD) (NR/AA+)
4,375,000	5.250		12/01/2031	4,382,985

				186,241,877

New Mexico - 0.4%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
1,525,000	3.875	(b)(c)	06/01/2040	1,550,103
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
1,315,000	3.875	(b)(c)	06/01/2040	1,336,646
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000	3.875	(b)(c)	06/01/2040	1,982,099
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000	3.900	(b)(c)	06/01/2040	5,267,759

238	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
$3,330,000	0.875	%(b)(c)	06/01/2040	$3,240,988
Hobbs Municipal School District No. 16 Lea County New Mexico GO School Bonds Series 2025 (ST AID WITHHLDG) (Aa3/NR)
1,000,000	5.000		09/15/2030	1,113,793
New Mexico Mortgage Finance Authority Multifamily Housing RB Sante Fe Apartments and Sangre De Cristo Project, Series 2023 (HUD SECT 8) (Aa1/NR) (PUTABLE)
5,100,000	3.730	(b)(c)	02/01/2042	5,103,651
Santa Fe Public School District Santa Fe County Education Technology General Obligation Lease Purchase Notes Series 2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000	5.000		08/01/2027	1,122,146
Santa Fe Public School District Santa Fe County General Obligation School Building Bonds Series 2024 (ST AID WITHHLDG) (NR/AA-)
765,000	5.000		08/01/2026	780,462
735,000	5.000		08/01/2027	767,909
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000		09/01/2027	181,877

				22,447,433

New York - 11.4%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
285,000	5.000		04/01/2030	306,041
330,000	5.000		04/01/2031	357,612
425,000	5.000		04/01/2032	462,478
195,000	5.000		04/01/2033	212,416
220,000	5.000		04/01/2034	239,304
Buffalo and Erie County Industrial Land Development Corporation Tax-Exempt RB Series 2025 (NR/BBB)
1,550,000	5.500		05/01/2035	1,647,229
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000		06/15/2026	99,674
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
130,000	3.400		07/01/2027	129,772
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
955,000	4.000		06/15/2033	962,919
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
5,185,000	4.250	(b)(c)	04/01/2042	5,252,087
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
345,000	4.000		06/01/2034	342,661
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4 (AGM) (Aa2/AA)
1,000,000	5.000		08/01/2026	1,022,107
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3 (Aa2/AA)
4,285,000	5.000		09/01/2026	4,383,535

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
$10,260,000	5.000%		08/01/2026	$10,473,093
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
175,000	5.000		11/15/2025	175,508
250,000	5.000		11/15/2026	257,194
200,000	5.000		11/15/2027	211,119
City School District of The City of Port Jervis Orange County New York Bond Anticipation Notes 2025 (ST AID WITHHLDG) (NR/NR)
2,600,000	4.000		06/26/2026	2,626,210
Clifton Fine Central School District New York Bond Anticipation Notes, 2025 (ST AID WITHHLDG) (NR/NR)
2,765,000	4.000		06/26/2026	2,792,630
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aa1/NR)
4,300,000	5.000	(b)(c)	07/01/2028	4,456,253
Dormitory Authority of the State of New York Montefiore Obligated Group RB, Series 2024 (Baa3/BBB-)
650,000	5.000		11/01/2025	650,881
Dormitory Authority of The State of New York Montefiore Obligated Group RB, Series 2024 (Baa3/BBB-)
900,000	5.000		11/01/2026	917,886
875,000	5.000		11/01/2030	942,935
1,555,000	5.000		11/01/2031	1,686,883
1,250,000	5.000		11/01/2032	1,361,256
Dormitory Authority of The State of New York Mount Sinai Obligated Group RB Series 2025 (Baa3/BBB)
740,000	5.000		07/01/2031	808,481
2,300,000	5.000		07/01/2032	2,520,934
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
300,000	5.250		05/01/2027	310,550
250,000	5.250		05/01/2028	262,145
350,000	5.250		05/01/2029	372,518
565,000	5.250		05/01/2030	609,840
400,000	5.250		05/01/2031	436,004
Dormitory Authority of The State of New York Pace University RB Series 2024B (Baa3/BBB-)
1,375,000	5.000		05/01/2026	1,389,428
1,435,000	5.000		05/01/2027	1,479,955
1,375,000	5.000		05/01/2028	1,433,352
1,750,000	5.000		05/01/2029	1,847,931
1,750,000	5.000		05/01/2030	1,870,449
2,500,000	5.000		05/01/2031	2,693,543
Dormitory Authority of The State of New York State Sales Tax RB Series 2017A (Aa1/AA+)
5,000,000	5.000		03/15/2039	5,100,948
Dormitory Authority of The State of New York State Sales Tax RB Series 2024A (Aa1/NR)
2,120,000	5.000		03/15/2031	2,395,732
Dormitory Authority of The State of New York White Plains Hospital Obligated Group RB, Series 2024 (Baa3/BBB-)
750,000	5.000		10/01/2030	810,950
1,080,000	5.000		10/01/2031	1,174,789
1,125,000	5.000		10/01/2032	1,227,820
Empire State Development Corp. State Personal Income Tax RB Series 2022A (Aa1/NR)
21,000,000	5.000		09/15/2028	22,690,462

The accompanying notes are an integral part of these financial statements.	239

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Empire State Development New York New York State Urban Development Corp. State Personal Income Tax RB General Purpose Series 2017C (Aa1/AA+)
$2,125,000	5.000%		03/15/2035	$2,202,131
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
275,000	5.000		12/01/2026	281,218
Geneseo Town New York Bond Anticipation Notes 2025 (NR/NR)
1,000,000	4.000		08/18/2026	1,005,810
Jefferson Central School District New York GO Bond Anticipation Notes 2025 (ST AID WITHHLDG) (NR/NR)
3,555,000	4.250		06/26/2026	3,582,651
Long Island Power Authority Electric System General RB Series 2016B (A2/A)
4,275,000	5.000		09/01/2041	4,294,066
Long Island Power Authority Electric System General RB Series 2024B (A2/A)
10,000,000	3.000	(b)(c)	09/01/2049	10,099,251
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000	1.500	(b)(c)	09/01/2051	14,774,995
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A2/A)
4,250,000	4.000		11/15/2026	4,309,383
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A2/A)
4,250,000	5.250		11/15/2028	4,263,344
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015D-1 (A2/A)
10,000,000	5.000		11/15/2033	10,028,382
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D (A2/A)
1,075,000	5.000		11/15/2027	1,127,448
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A2/A)
3,000,000	5.000		11/15/2028	3,205,634
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A2/A)
8,050,000	5.000		11/15/2034	9,194,585
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A2/A) (SOFR + 0.60%)
10,255,000	3.387	(e)	11/01/2026	10,280,559
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000	2.500	(b)(c)	01/01/2032	300,000
New York City Health and Hospitals Corp. Health System Bonds 2025 Series A (Aa3/A+)
2,600,000	5.000		02/15/2032	2,968,780
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class D Series 2024 Tax-Exempt Bonds (Baa1/NR)
1,250,000	4.000		12/15/2031	1,292,453
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class E Series 2024 Tax-Exempt Bonds (Baa3/NR)
1,000,000	4.375		12/15/2043	1,028,609
New York City Housing Development Corp. Series F-2-B (REMIC FHA INS 542(C)) (REMIC FHA INS 542(c)) (Aa2/AA+)
5,265,000	3.400	(b)(c)	11/01/2062	5,265,860

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AG) (A1/AA)
$700,000	5.000%		01/01/2027	$719,630
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR) (MUNI-CPI + 0.88%)
2,610,000	3.585		03/01/2026	2,608,828
(MUNI-CPI + 0.89%)
2,850,000	3.595		03/01/2027	2,850,597
New York City Municipal Water Finance Authority Water and Sewer Second General Resolution RB Fiscal 2017 Series EE (Aa1/AA+)
5,000,000	5.000		06/15/2037	5,134,450
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Adjustable Rate Fiscal 2014 Series AA (Aa1/AA+/A-1+)
11,165,000	3.700	(b)(c)	06/15/2050	11,165,000
New York City Transitional Finance Authority Building Aid RB Fiscal 2026 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
4,040,000	5.000		07/15/2031	4,565,296
6,195,000	5.000		07/15/2032	7,073,248
New York City Transitional Finance Authority Building Aid RB Fiscal 2026 Series S-2 (ST AID WITHHLDG) (Aa2/AA)
5,000,000	5.000	(g)	07/15/2030	5,553,018
3,000,000	5.000	(g)	07/15/2031	3,378,749
3,025,000	5.000	(g)	07/15/2032	3,441,286
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000	5.000		11/01/2028	3,228,947
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2017 Subseries A-1 Tax-Exempt Bonds (Aa1/AAA)
4,985,000	5.000		05/01/2040	5,011,468
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax- Exempt Bonds (Aa1/AAA)
3,250,000	5.000		11/01/2026	3,337,424
2,435,000	5.000		11/01/2027	2,565,855
New York City Transitional Finance Authority New York Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2018, Subseries C-3 (Aa1/AAA)
4,000,000	5.000		05/01/2040	4,120,178
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
1,805,000	5.150	(d)	11/15/2034	1,806,926
New York Port Authority Consolidated Bonds 197th Series (Aa3/ AA-)
4,000,000	5.000		11/15/2034	4,047,193
New York Port Authority Consolidated Bonds 207th Series (Aa3/ AA-)
6,035,000	5.000		09/15/2027	6,282,150
New York State Dormitory Authority Secondarily Industrial RB New York University Series 2001 (BHAC-CR AMBAC) (Aa1/ AA+)
2,110,000	5.500		07/01/2031	2,312,974
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,130,000	5.000		07/01/2028	1,151,024

240	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Energy Research and Development Authority Pollution Control RB Rochester Gas and Electric Corporation Project 1997 Series A (Baa1/A-)
$1,500,000	3.800%		08/01/2032	$1,545,016
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revolving Funds RB for Municipal Water Finance Authority Projects - Second Resolution Bonds Series 2016 (Aaa/AAA)
3,000,000	5.000		06/15/2035	3,034,216
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
3,745,000	1.100	(b)(c)	11/01/2061	3,611,968
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
17,255,000	3.100	(b)(c)	05/01/2062	17,254,815
New York State Housing Finance Agency Affordable Housing RB 2022 Series F-2 (SONYMA FHA 542(C)) (SONYMA FHA 542(c)) (Aa2/NR)
18,000,000	3.850	(b)(c)	05/01/2062	18,008,629
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)
2,135,000	0.650	(b)(c)	11/01/2056	2,129,142
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
1,000,000	3.450	(b)(c)	06/15/2054	1,012,337
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
2,170,000	3.350	(b)(c)	06/15/2054	2,179,604
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (NR/AA+)
40,000,000	5.000		03/15/2028	42,551,452
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (Baa1/NR)
415,000	5.000		12/01/2026	424,162
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
7,000,000	5.000		01/01/2029	7,244,175
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
8,540,000	5.000		01/01/2030	8,826,972
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
3,425,000	5.000		01/01/2026	3,437,605
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
7,675,000	4.000		10/01/2030	7,782,608
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/ BBB)
1,300,000	5.000		12/01/2027	1,360,403
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
5,900,000	5.000		07/01/2041	5,899,663
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
14,275,000	5.250		01/01/2050	14,274,276

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (Baa2/NR)
$7,765,000	5.000%		01/01/2028	$8,038,892
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2020A (Baa1/NR)
500,000	5.000		12/01/2027	521,087
North Syracuse Central School District Onondaga County New York GOs Bond Anticipation Notes 2025 Series A (ST AID WITHHLDG) (NR/NR)
12,500,000	4.000		07/31/2026	12,631,210
Onondaga Civic Development Corporation RB Syracuse University Project Series 2025 (Aa3/AA-)
150,000	5.000		12/01/2032	172,660
Onondaga Civic Development Corporation RB Syracuse University Project, Series 2025 (Aa3/AA-)
375,000	5.000		12/01/2028	405,149
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
1,080,000	5.000		07/01/2026	1,080,810
1,090,000	5.000		07/01/2027	1,078,931
Port Authority of New York Consolidated Bonds 227th Series (Aa3/ AA-)
10,000,000	3.000		10/01/2028	9,989,971
Power Authority of The State of New York Green Transmission Project RB Series 2023A (AGM) (Aa3/AA)
500,000	5.000		11/15/2027	529,596
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000	5.000	(b)(c)	05/01/2048	2,298,559
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,025,000	5.000		07/01/2026	1,030,273
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000		07/01/2026	675,139
705,000	5.000		07/01/2027	706,671
740,000	5.000		07/01/2028	742,950
The City of New York GO Bonds Fiscal 2025 Series F (Aa2/AA)
5,500,000	5.000		08/01/2034	6,335,649
The City of New York GO Bonds Fiscal 2026 Series A Tax-Exempt Bonds Subseries A-1 (Aa2/AA)
5,000,000	5.000		08/01/2031	5,638,247
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1 (Aa2/AA)
1,000,000	5.000		08/01/2026	1,020,769
The Port Authority of New York and New Jersey Consolidated Bonds One Hundred Ninety-Fourth Series (Aa3/AA-)
6,500,000	5.000		10/15/2041	6,505,595
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred forty-Second Series (Aa3/AA-)
1,750,000	5.000		12/01/2025	1,755,346
Town of Riverhead New York GO Bond Anticipation Notes 2025 Series B (NR/NR)
1,225,000	4.000		08/14/2026	1,237,256

The accompanying notes are an integral part of these financial statements.	241

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021C (NR/AA+)
$40,900,000	5.000	%(b)(c)	05/15/2051	$41,440,563
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Green Bonds Series 2022E (NR/AA+)
26,915,000	5.000		11/15/2027	28,227,106
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2024B (NR/SP-1+)
5,000,000	5.000		03/15/2027	5,181,917
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (A1/SP-1+)
20,000,000	5.000		02/01/2028	21,213,794
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (NR/SP-1+)
10,000,000	5.000		03/01/2028	10,591,661
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Real Estate Transfer Tax RBSeries 2025A (A1/A+)
1,000,000	5.000		12/01/2033	1,157,632
1,000,000	5.000		12/01/2034	1,162,900

				573,212,290

North Carolina - 1.1%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (Aa3/ AA)
6,500,000	0.800	(b)(c)	01/15/2048	6,487,041
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
750,000	5.000		07/01/2027	775,326
Nash Health Care Systems Health Care Facilities RB Series 2025 (NR/BBB+)
2,500,000	5.000		02/01/2032	2,763,746
North Carolina Housing Finance Agency Multifamily Housing RB Series 2024 (Aa1/NR) (PUTABLE)
2,205,000	5.000	(b)(c)	04/01/2029	2,321,225
North Carolina Medical Care Commission Health Care Facilities RB Duke University Health System, Series 2025B (Aa3/AA-)
1,250,000	5.000	(b)(c)	06/01/2055	1,367,541
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB (Twin Lakes Community) Tax-Exempt Mandatory Paydown Securities Temps-50SM, Series 2025B-2 (NR/NR)
680,000	3.900		01/01/2029	680,887
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000	5.000		12/01/2034	8,136,209
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-1 (NR/NR)
350,000	4.250		10/01/2028	350,109
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-2 (NR/NR)
525,000	3.750		10/01/2028	525,128

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Twin Lakes CommunityTax-Exempt Mandatory Paydown SecuritiesTemps-85SM Series 2025B-1 (NR/NR)
$815,000	4.050%		01/01/2030	$816,144
State of North Carolina Limited Obligation Bonds Series 2020B (Aa1/AA+)
13,610,000	5.000		05/01/2026	13,808,360
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care RB Series 2021D (Aa3/AA)
1,000,000	5.000	(b)(c)	01/15/2049	1,112,097
The Charlotte-Mecklenburg Hospital Authority North Carolina Doing Business As Carolinas Healthcare System Variable Rate Health Care Refunding RB Series 2007B (Aa3/AA/A-1+)
18,355,000	3.700	(b)(c)	01/15/2038	18,355,000

				57,498,813

North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
2,000,000	5.000		12/01/2028	2,092,273
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa3/NR)
165,000	5.000		12/01/2025	165,206
225,000	5.000		12/01/2026	229,049

				2,486,528

Ohio - 1.8%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 USA (NR/NR)
125,000	5.000		11/15/2025	125,232
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (NR/ NR)
175,000	5.000		11/15/2026	178,705
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2023A (A1/A)
2,750,000	5.000		02/15/2027	2,840,637
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
2,000,000	5.000		01/01/2026	2,010,468
Columbus Regional Airport Authority John Glenn Columbus International Airport Airport RB Series 2025A (AMT) (A2/A)
1,000,000	5.000		01/01/2030	1,077,421
1,525,000	5.000		01/01/2031	1,663,671
1,300,000	5.000		01/01/2032	1,424,111
1,300,000	5.000		01/01/2033	1,426,344
1,000,000	5.000		01/01/2034	1,099,271
Columbus-Franklin County Finance Authority Multifamily Housing RB for Caravel Apartments Series 2024B (Aa1/NR)
1,200,000	3.030	(b)(c)	11/01/2028	1,204,804
Columbus-Franklin County Finance Authority Multifamily Housing RB Westerville Crossing Apartments Series 2024B (Aa1/NR)
2,000,000	5.000	(b)(c)	12/01/2028	2,090,491
County of Cuyahoga Convention Hotel Project Certificate of Participation Series 2024 (A1/AA-)
2,390,000	5.000		12/01/2028	2,564,437

242	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
$6,000,000	5.000%		07/01/2031	$6,153,698
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds Series 2024 (Baa1/NR)
400,000	5.000		09/01/2026	407,237
400,000	5.000		09/01/2027	415,650
325,000	5.000		09/01/2028	343,611
470,000	5.000		09/01/2029	505,120
375,000	5.000		09/01/2030	408,773
375,000	5.000		09/01/2031	412,124
Franklin County Finance Authority Multifamily Housing RB for Dering Family Homes Project Series 2023 (HUD SECT 8) (Aa1/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,092,598
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
3,750,000	4.250	(b)(c)	11/01/2039	3,827,646
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000	4.000	(b)(c)	09/01/2030	6,627,511
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
15,750,000	4.250	(b)(c)	11/01/2040	16,104,522
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Baa3/NR)
1,075,000	2.875		02/01/2026	1,072,320
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Baa3/NR)
2,695,000	2.875		02/01/2026	2,688,282
Ohio Air Quality Development Authority Revenue Refunding Bonds American Electric Power Company Project Series 2005A Bonds (AMT) (Baa2/BBB)
1,000,000	3.750		01/01/2029	1,002,794
Ohio Housing Finance Agency Multifamily Housing RB (Community Pendleton Project), Series 2025 (Aa1/NR)
675,000	3.400	(b)(c)	07/01/2042	679,204
Ohio Housing Finance Agency Multifamily Housing RB at Main Series 2025 (Aa1/NR)
1,500,000	3.700	(b)(c)	11/01/2047	1,518,424
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
280,000	5.000		11/15/2025	280,465
Ohio Water Development Authority Drinking Water Assistance Fund RB Series 2016 (Aaa/AAA)
4,080,000	4.000		12/01/2033	4,116,810
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa1/NR)
275,000	5.000		05/01/2026	278,205
285,000	5.000		05/01/2027	294,510
355,000	5.000		05/01/2028	373,545
315,000	5.000		05/01/2029	336,874
275,000	5.000		05/01/2030	298,390
285,000	5.000		05/01/2031	312,928
630,000	5.000		05/01/2032	694,599

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (Aa3/AA-) (SIFMA Municipal Swap Index Yield + 0.23%)
$4,400,000	3.120	%(b)(e)	12/01/2042	$4,364,569
The Franklin County Convention Facilities Authority Tax and Lease Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000	5.000		12/01/2032	11,177,948
Willoughby Eastlake City School District GO UT School Improvement Bonds Series 2016 (A2/NR)
2,500,000	5.000	(a)	12/01/2025	2,509,324

				90,003,273

Oklahoma - 0.7%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000	1.000		11/01/2026	9,037,397
Independent School District GO Combined Purposed Bonds Series 2021 (NR/AA+)
8,840,000	1.250		06/01/2026	8,675,518
Independent School District Number 69 Canadian County, Oklahoma Mustang School District GO Building Bonds, Series 2025A (NR/AA-)
645,000	4.000		06/01/2027	658,978
1,195,000	4.000		06/01/2028	1,234,424
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA)
1,725,000	5.000		07/01/2026	1,756,190
1,775,000	5.000		07/01/2027	1,852,291
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA)
340,000	5.000		07/01/2026	346,148
250,000	5.000		07/01/2027	260,886
Oklahoma County Finance Authority Educational Facilities Lease RB Western Heights Public Schools Project, Series 2025 (NR/ BBB-)
2,100,000	5.000		09/01/2030	2,228,510
650,000	5.000		09/01/2032	690,130
Oklahoma Housing Finance Agency Collateralized RB Crimson Flats West, Series 2025 (Aa1/NR) (PUTABLE)
625,000	3.625	(b)(c)	05/01/2028	630,960
Oklahoma Housing Finance Agency Collateralized RB The Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
1,225,000	3.400	(b)(c)	07/01/2028	1,234,216
Oklahoma Turnpike Authority Oklahoma Turnpike System Refunding Second Senior RB Series 2025B (Aa3/AA-)
1,640,000	5.000	(g)	01/01/2032	1,855,262
Tulsa County Industrial Authority Educational Facilities Lease RB Broken Arrow Public Schools Project Series 2025 (A1/NR)
1,375,000	5.000		09/01/2032	1,555,684
640,000	5.000		09/01/2033	728,218
1,055,000	5.000		09/01/2034	1,205,802
Wagoner County Development Authority Sales Tax RB, Series 2025 (NR/NR)
680,000	8.250		05/01/2029	716,463
730,000	8.250		05/01/2030	766,487

				35,433,564

The accompanying notes are an integral part of these financial statements.	243

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oregon - 0.6%
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2025 Series A (Aa2/AA)
$2,625,000	5.000%		10/01/2030	$2,945,773
2,595,000	5.000		10/01/2032	2,983,844
2,500,000	5.000		10/01/2034	2,909,027
City of Redmond Oregon Full Faith and Credit Bonds Series 2025A Airport Expansion Projects (AMT) (Aa2/NR)
450,000	5.000		06/01/2030	487,584
400,000	5.000		06/01/2031	436,185
Corvallis School District No. 509J GO Convertible Deferred Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000	5.000		06/15/2026	2,838,832
Jackson County School District No. 5 Ashland Jackson County Oregon GO Bonds Series 2019 (SCH BD GTY) (Aa1/AA+)
1,035,000	5.000		06/15/2035	1,103,829
Lincoln County School District Lincoln and Lane Counties Oregon GO Bonds Series 2025 (SCH BD GTY) (Aa1/NR)
1,000,000	0.000	(h)	06/15/2028	1,022,529
1,225,000	0.000	(h)	06/15/2029	1,278,201
800,000	0.000	(h)	06/15/2030	849,500
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A(NR/BBB)
125,000	5.000		10/01/2026	126,783
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000	5.000		07/01/2028	2,547,495
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000		04/01/2029	7,096,942
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000	1.000		08/01/2026	1,306,593

				27,933,117

Pennsylvania - 4.6%
Adams County General Authority Entrance Fee Principal Redemption Bonds for The Brethren Home Community Project Series 2024B-1 (NR/NR)
2,295,000	3.900		06/01/2030	2,289,614
Adams County General Authority Entrance Fee Principal Redemption Bonds for The Brethren Home Community Project Series 2024B-2 (NR/NR)
1,500,000	3.600		06/01/2029	1,495,860
Adams County General Authority Gettysburg College RB, Series 2025 (A3/A)
560,000	5.000		08/15/2026	569,793
485,000	5.000		08/15/2027	503,594
515,000	5.000		08/15/2028	544,619
650,000	5.000		08/15/2029	699,494
680,000	5.000		08/15/2030	743,591
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR/AA+) (SOFR + 0.29%)
5,330,000	3.202	(b)(e)	02/01/2033	5,313,187
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
480,000	5.000		05/01/2026	483,178
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/ NR)
600,000	5.000		05/01/2028	626,805

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Cheltenham Township Industrial Development Authority Arcadia University RB Series of 2024 (NR/BBB-)
$6,245,000	5.000%		04/01/2034	$6,456,935
City of Erie Higher Education Building Authority Commonwealth of Pennsylvania RB Aicup Financing Program - Gannon University Project Series 2025 XX1 (NR/BBB+)
250,000	5.000		05/01/2027	256,425
300,000	5.000		05/01/2029	315,338
300,000	5.000		05/01/2030	318,683
1,010,000	4.000		05/01/2033	1,018,160
375,000	5.000		05/01/2035	400,772
City of Philadelphia Airport Revenue Refunding Bonds Series 2021 (AMT) (A1/NR)
2,800,000	5.000		07/01/2027	2,899,403
Commonwealth of Pennsylvania GO Bonds First Series of 2021 (Aa2/A+)
4,190,000	3.000		05/15/2034	3,978,879
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345		11/01/2026	2,153,636
Delaware River Port Authority Port District Project Refunding Bonds Series 2022 (A3/A+)
1,000,000	5.000		01/01/2027	1,029,400
Delaware Valley Regional Finance Authority Local Government RB 2022 Series B (A1/A+) (SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000	3.290	(b)(e)	03/01/2057	17,809,997
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (A1/A+) (SOFR + 0.49%)
13,580,000	3.277	(b)(e)	03/01/2057	13,560,958
Geisinger Authority Health System Long Term Rate RB Series 2020B (NR/AA-)
16,740,000	5.000	(b)(c)	04/01/2043	17,067,550
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2024 Garden Spot Village Project (NR/NR)
160,000	5.000		05/01/2026	161,491
290,000	5.000		05/01/2027	297,805
215,000	5.000		05/01/2028	224,401
185,000	5.000		05/01/2029	195,899
195,000	5.000		05/01/2030	209,165
205,000	5.000		05/01/2031	221,647
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/BBB)
525,000	4.000		11/01/2025	525,069
570,000	4.000		11/01/2026	573,790
Lehigh County IDA Pollution Control Revenue Refunding Bonds for PPL Electric Utilities Corp. Project Series 2016B (NON-AMT) (A1/A+)
19,615,000	2.625		02/15/2027	19,597,972
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,390,000	5.000		02/15/2027	2,462,880
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
5,795,000	4.100		06/01/2029	6,021,437
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000	4.450	(b)(c)	10/01/2034	5,501,008

244	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Mt. Lebanon Hospital Authority Allegheny County Pennsylvania Hospital RB Series 2018 St. Clair Memorial Hospital Project (NR/A+)
$1,105,000	5.000%		07/01/2036	$1,144,314
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000	4.000		07/01/2033	1,613,321
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2019A (NR/A-/A-2)
2,650,000	3.875	(b)(c)	08/01/2038	2,650,043
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(b)(c)	10/01/2046	10,042,961
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000	0.950	(b)(c)	12/01/2033	14,187,417
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Waste Management Inc. Project Series 2021A (NR/A-/A-2)
10,000,000	4.000	(b)(c)	06/01/2041	10,002,282
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,700,000	1.100	(b)(c)	06/01/2031	7,476,257
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2025A (A2/A)
8,000,000	5.000	(b)(c)	03/15/2060	8,646,139
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
16,900,000	5.000	(b)(c)	03/15/2060	18,588,873
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (Baa1/NR)
615,000	4.000		01/01/2026	615,885
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Bonds for Cambridge Square Series 2023B (HUD SECT 8) (Aa1/NR)
1,000,000	5.000	(b)(c)	11/01/2026	1,001,507
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series B of 2018 (A2/NR)
1,000,000	5.000		12/01/2038	1,038,697
Pennsylvania Turnpike Commission Subordinate Revenue Refunding Bonds First Series of 2024 (A2/A+)
2,000,000	5.000		06/01/2032	2,268,410
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B (Aa3/NR)
155,000	5.000		12/01/2025	155,566
135,000	5.000		12/01/2026	138,918
185,000	5.000		12/01/2027	195,342
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
1,520,000	5.000		07/01/2028	1,556,289
Philadelphia Redevelopment Authority City Service Agreement Revenue Refunding Bonds for City of Philadelphia Neighborhood Transformation Initiative Series A of 2025 (A1/ A+)
2,340,000	5.000		04/15/2031	2,617,127

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Scranton-Lackawanna Health and Welfare Authority The University of Scranton Revenue Refunding Bonds Series 2025B (NR/A-)
$530,000	5.000%		11/01/2025	$530,782
325,000	5.000		11/01/2027	337,993
400,000	5.000		11/01/2028	423,276
425,000	5.000		11/01/2029	457,958
555,000	5.000		11/01/2030	606,724
775,000	5.000		11/01/2031	853,582
815,000	5.000		11/01/2032	900,839
625,000	5.000		11/01/2033	693,425
675,000	5.000		11/01/2034	747,750
Southeastern Pennsylvania Transportation Authority RB for Asset Improvement Program Series 2022 (Aa3/NR)
750,000	5.000		06/01/2026	761,866
500,000	5.000		06/01/2027	520,929
State Public School Building Authority School Lease Revenue Refunding Bonds for Philadelphia School District Project Series 2016A (AGM ST AID WITHHLDG) (Aa3/AA)
2,550,000	5.000		06/01/2031	2,606,115
The City of Philadelphia Pennsylvania Airport Revenue and Refunding Bonds Series 2025 Consisting of Airport Revenue and Refunding Bonds Series 2025B (A1/NR)
1,000,000	5.000		07/01/2031	1,102,286
The City of Philadelphia, Pennsylvania Airport Revenue and Refunding Bonds, Series 2017-B (AMT) (AG) (A1/AA)
16,145,000	5.000		07/01/2036	16,431,364
The School District of Philadelphia GO Bonds Series F of 2016 (ST AID WITHHLDG) (Aa3/NR)
1,570,000	5.000		09/01/2035	1,584,245
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (Baa3/NR)
625,000	4.000		07/01/2026	626,637

				229,653,554

Puerto Rico - 4.8%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,613,922	0.010	(c)(h)(i)	11/01/2043	1,728,456
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
501,051	5.625		07/01/2027	518,653
492,922	5.625		07/01/2029	527,308
478,771	5.750		07/01/2031	530,555
584,255	0.000	(f)	07/01/2033	417,285
454,000	4.000		07/01/2033	448,898
408,086	4.000		07/01/2035	397,994
350,245	4.000		07/01/2037	332,382
476,200	4.000		07/01/2041	426,421
495,242	4.000		07/01/2046	427,454
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
150,000	5.250		07/01/2032	151,078
145,000	5.250		07/01/2035	143,450
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD SOFR + 0.52%)
40,250,000	3.571	(e)	07/01/2029	38,739,751
Puerto Rico Financial Corp Commonwealth Appropriation Bonds 2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000	6.000		08/01/2026	2,083,050

The accompanying notes are an integral part of these financial statements.	245

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
$37,898,000	0.000	%(f)	07/01/2027	$35,831,092
6,917,000	0.000	(f)	07/01/2029	6,119,129
24,267,000	0.000	(f)	07/01/2031	19,850,336
21,519,000	0.000	(f)	07/01/2033	16,161,085
4,705,000	0.000	(f)	07/01/2046	1,598,365
3,833,000	0.000	(f)	07/01/2051	959,194
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
7,050,000	4.329		07/01/2040	6,745,299
56,000	4.536		07/01/2053	50,488
747,000	4.784		07/01/2058	693,523
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
98,889,000	4.500		07/01/2034	98,919,191
1,345,000	4.750		07/01/2053	1,263,978
3,400,000	5.000		07/01/2058	3,281,244
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Restructured Bonds Series A-1 (NR/NR)
4,802,000	4.550		07/01/2040	4,691,207
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000	0.000	(h)	03/15/2049	95,656

				243,132,522

Rhode Island - 0.1%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000	5.000		09/15/2027	636,284
400,000	5.000		09/15/2028	425,366
State of Rhode Island GO Bonds Consolidated Capital Development Loan Series 2022 A (Aa2/AA)
2,210,000	5.000		08/01/2026	2,255,443

				3,317,093

South Carolina - 0.5%
Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding Bonds Charleston County School District South Carolina Project Series 2024 (Aa3/AA)
500,000	5.000		12/01/2031	569,837
Housing Authority of The City of Greenville Multifamily Housing RB for Cherokee Landing Apartments Project Series 2023 (Aa1/NR)
900,000	5.000	(b)(c)	07/01/2027	912,414
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS (AMBAC) (A3/A-)
10,650,000	0.000	(f)	01/01/2027	10,260,627
South Carolina Jobs-Economic Development Authority Hospital Facilities RB, Series 2025B (A1/A+)
1,500,000	5.000	(b)(c)	11/01/2049	1,667,132
South Carolina Jobs-Economic Development Authority Hospital Facilities RB, Series 2025B (Bon Secours Mercy Health, Inc.) Long Term Mode Hospital Facilities RB, Series 2025B-1 (A1/ A+)
5,000,000	5.000	(b)(c)	11/01/2055	5,477,952

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Transportation Infrastructure Bank South Carolina Revenue Refunding Bonds Series 2017A (Aa2/NR)
$7,130,000	5.000%		10/01/2038	$7,324,494

				26,212,456

South Dakota - 0.0%
South Dakota Health and Educational Facilities Authority RB Series 2025C Sanford Consisting of Series 2025C-2 (NR/A+)
1,500,000	5.000	(b)(c)	11/01/2051	1,651,821

Tennessee - 0.4%
City of Memphis Sanitary Sewage System Revenue Refunding Bonds Series 2018 (Aa2/A+)
2,245,000	4.000		10/01/2035	2,252,657
County of Knox Health, Educational & Housing Board Collateralized Multifamily Housing Bonds for Westview Towers Project Series 2022 (HUD SECT 8) (NR/AA+) (PUTABLE)
3,500,000	3.950	(b)(c)	12/01/2027	3,504,475
Knoxville’s Community Development Corporation Collateralized Multifamily Housing Bonds Scenic View at Hardin Valley Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
1,000,000	3.500	(b)(c)	12/01/2029	1,012,264
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (A1/NR)
1,050,000	5.000		07/01/2028	1,109,333

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (FNMA COLL) (Aa1/NR) (PUTABLE)

1,135,000	3.850	(b)(c)	02/01/2048	1,137,097
The Health Educational and Housing Facility Board of he County of Shelby Tennessee Health Care Revenue Refunding Bonds Baptist Memorial Health Care Series 2025B (NR/BBB+) (PUTABLE)
1,735,000	5.000	(b)(c)	09/01/2044	1,880,363
The Health Educational and Housing Facility Board of The County of Knox Collateralized Multifamily Housing Bonds The Pines Apartments Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
3,000,000	3.100	(b)(c)	09/01/2029	3,011,200
The Health, Educational and Housing Facility Board of The County of Shelby, Tennessee RB (Methodist Le Bonheur Healthcare) 2025A (AG) (A1/AA)
4,250,000	5.000		06/01/2028	4,463,340

				18,370,729

Texas - 11.6%
Allen Independent School District Collin County Texas Unlimited Tax Refunding Bonds Taxable Series 2025 (NR/AA)
2,150,000	0.000	(f)	02/15/2026	2,112,905
Alvarado Independent School District Texas Johnson County Adjustable Rate Unlimited Tax School Building Bonds Series 2022 (PSF-GTD) (Aaa/NR)
3,000,000	4.000	(b)(c)	02/15/2052	3,093,408

246	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Argyle Independent School District A Political Subdivision of The State of Texas Located In Denton County Texas Variable Rate Unlimited Tax School Building Bonds Series 2025B-1 (PSF-GTD) (Aaa/NR)
$2,000,000	4.000	%(b)(c)	08/15/2057	$2,052,986

Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Baa3/NR)
2,000,000	4.250		08/15/2034	2,003,563

Austin Affordable PFC Inc. Multifamily Housing RB Heritage Pointe Seniors Apartments Series 2024B (Aa1/NR)
2,850,000	5.000	(b)(c)	11/01/2028	2,974,196

Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B (FNMA COLL) (Aa1/NR)
700,000	5.000	(b)(c)	09/01/2028	728,028

Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B Eagle’s Landing Family Apartments (Aa1/NR)
1,060,000	5.000	(b)(c)	09/01/2028	1,104,460

Baytown Municipal Development District Combination Limited Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000	5.000		10/01/2037	1,397,403

Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
145,000	3.750	(c)	02/01/2035	145,009

Bexar Management and Development Corp. Multifamily Housing RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
2,090,000	3.020	(b)(c)	05/10/2045	2,093,345

Board of Regents of The University of Texas System Revenue Financing System Bonds Series 2024A (Aaa/AAA)
10,000,000	5.000		08/15/2027	10,484,228

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

1,750,000	4.000	(b)(c)	02/01/2054	1,797,488

Cities of Dallas and Fort Worth Texas Dallas Fort Worth International Airport Joint Revenue Refunding and Improvement Bonds Series 2025A-2 (A1/AA-)
4,000,000	5.000	(b)(c)(g)	11/01/2050	4,322,364

City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A+)
1,150,000	5.000		11/15/2025	1,152,839

City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,000,000	5.000		11/15/2026	1,027,420
1,500,000	5.000		11/15/2027	1,580,272

City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
212,000	4.250	(d)	09/15/2030	215,104

City of Bryan Rural Electric System RB, Series 2024 (AGM) (NR/ AA)
265,000	5.000		07/01/2027	275,834
245,000	5.000		07/01/2028	260,635

City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
320,000	4.000		09/01/2026	323,206

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (BAM) (NR/AA)
$567,000	5.000%		09/01/2028	$598,746

City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
605,000	5.000		09/01/2026	616,494
637,000	5.000		09/01/2027	661,429
700,000	5.000		09/01/2029	750,312

City of Dallas fort Worth International Airport Joint Revenue Refunding and Improvement Bonds Series 2023B (A1/AA-)
2,000,000	5.000		11/01/2025	2,003,426
1,600,000	5.000		11/01/2026	1,641,285

City of Dallas Housing Finance Corp. Multifamily Housing RB for Positano Series 2023 (FHA 221(D4)) (Aa1/NR)
845,000	5.000	(b)(c)	09/01/2026	845,874

City of Dallas Housing Finance Corp. Multifamily Housing RB for Rosemont At Ash Creek Apartments Series 2023 (FHA 221(D4)) FHA (Aa1/NR)
1,130,000	5.000	(b)(c)	07/01/2026	1,133,468

City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
515,000	5.000	(b)(c)	08/01/2027	523,136

City of Dallas Housing Finance Corp. Multifamily Housing RB Palladium Buckner Station Series 2025 (Aa1/NR) (PUTABLE)
4,000,000	3.050	(b)(c)	08/01/2030	4,017,859

City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,045,000	5.000	(b)(c)	07/01/2042	1,071,004

City of Dallas Waterworks and Sewer System Revenue Refunding Bonds Series 2015A (Aa2/AAA)
2,510,000	5.000		10/01/2026	2,514,595

City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
155,000	4.000		08/15/2026	156,198
160,000	4.000		08/15/2027	162,710

City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
575,000	5.000		09/01/2026	586,449
605,000	5.000		09/01/2027	629,927
639,000	5.000		09/01/2028	674,484

City of Galveston Texas Wharves and Terminal First Lien RB Series 2024A (NR/A)
740,000	5.000		08/01/2026	751,519
875,000	5.000		08/01/2027	903,705
350,000	5.000		08/01/2028	365,871

City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,320,000	4.500		09/01/2032	2,337,015

City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
1,800,000	5.000		11/15/2025	1,804,845
4,560,000	5.000		11/15/2026	4,683,499
4,560,000	5.000		11/15/2027	4,802,088
1,000,000	5.000		11/15/2029	1,098,451

The accompanying notes are an integral part of these financial statements.	247

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Houston Texas Public Improvement Refunding Bonds Series 2024B (Aa3/AA)
$1,900,000	5.000%		03/01/2026	$1,918,159

City of Houston Texas Subordinate Lien RB Consisting of Airport System Subordinate Lien Revenue and Refunding Bonds Series 2025A (NR/A+)
3,000,000	5.000		07/01/2031	3,290,269

City of Houston Texas Subordinate Lien RB Consisting of Airport System Subordinate Lien Revenue and Refunding Bonds Series 2025A (Amt) (NR/A+)
9,830,000	5.000		07/01/2032	10,853,234

City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
152,000	4.125	(d)	09/01/2028	153,144

City of Kyle Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (6 Creeks Public Improvement District Improvement Area #3B Project) (NR/NR)
622,000	4.375	(d)	09/01/2035	620,663

City of Lavon Texas Special Assessment RB Series 2025 Trails of Lavon Public Improvement District Projects (NR/NR)
842,000	4.250	(d)	09/15/2032	851,064

City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
166,000	4.000	(d)	09/01/2030	166,643

City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
250,000	2.750	(d)	09/01/2031	227,589

City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
48,000	2.500	(d)	09/01/2026	47,409

City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
100,000	5.000	(d)	09/15/2028	102,093

City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (Aa3/A+)
10,750,000	1.750	(b)(c)	02/01/2049	10,717,453

City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3/ A+)
12,000,000	2.000	(b)(c)	02/01/2049	11,634,952

City of San Antonio Texas Electric and Gas Systems Revenue Refunding Bonds New Series 2024D (Aa2/AA-)
5,270,000	5.000		02/01/2031	5,881,921

City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
1,680,000	5.000	(b)(c)	08/01/2050	1,744,172

City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (Aa1/AA+)
20,000,000	1.000	(b)(c)	05/01/2043	19,485,616

Clear Creek Independent School District UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
3,410,000	5.000		02/15/2032	3,870,799

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Idea Public Schools Series 2016A (PSF-GTD) (NR/AAA)
$860,000	5.000%		08/15/2036	$870,376

Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Idea Public Schools Series 2024 (PSF-GTD) (NR/AAA)
600,000	5.000		08/15/2026	611,740
1,000,000	5.000		08/15/2027	1,043,537

Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000	5.000		08/15/2026	1,019,567

Clifton Higher Education Finance Corporation Education Revenue and Refunding Bonds Idea Public Schools, Series 2025 (PSF-GTD) (NR/AAA)
1,000,000	5.000		08/15/2028	1,064,981

Clifton Higher Education Finance Corporation Texas Variable Rate Education RB International Leadership of Texas Inc, Series 2025B (PSF-GTD) (Aaa/NR)
2,050,000	4.000	(b)(c)	02/15/2055	2,133,367

Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,600,000	5.000		02/01/2026	1,612,857

Conroe Independent School District UT Refunding Bonds Series 2023A (PSF-GTD) (Aaa/AAA)
2,000,000	5.000		02/15/2026	2,018,337
2,035,000	5.000		02/15/2027	2,105,962

Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
395,000	5.000		08/15/2030	416,703
390,000	5.000		08/15/2034	418,895

Cypress-Fairbanks Independent School District A Political Subdivision of the State of Texas Located In Harris County Texas Unlimited Tax Refunding Bonds Series 2025 (PSF-GTD) (Aaa/AAA)
2,760,000	5.000		02/15/2033	3,160,967

Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)
3,250,000	5.000	(d)	04/01/2032	3,250,091

Denton County Permanent Improvement Refunding Bonds Series 2016 (Aaa/AAA)
2,000,000	4.000		07/15/2033	2,006,552

Denton Independent School District Texas Denton County Variable Rate Unlimited Tax School Building Bonds Series 2025-B (PSF-GTD) (NR/AAA)
11,080,000	4.000	(b)(c)	08/15/2055	11,612,921

Dickinson Independent School District Galveston County Texas Variable Rate Unlimited Tax Refunding Bonds Series 2013 (PSF-GTD) (Aaa/AAA)
5,000,000	3.100	(b)(c)	08/01/2037	5,022,607

Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/ NR) (PUTABLE)
20,000	4.000	(a)(b)(c)	08/01/2027	20,000

248	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/ AAA)
$1,505,000	4.000	%(b)(c)	08/01/2050	$ 1,540,138

Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
620,000	5.000		09/15/2026	626,923

El Paso County Hospital District El Paso County Texas GO Bonds, Series 2025 (AG) (NR/AA)
2,000,000	5.000		02/15/2027	2,059,152
3,200,000	5.000		02/15/2028	3,361,541
3,440,000	5.000		02/15/2029	3,683,520
2,600,000	5.000		02/15/2030	2,831,382

El Paso County Hospital District El Paso County Texas GO Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000	5.000		08/15/2026	1,019,719
1,225,000	5.000		08/15/2027	1,274,881
1,105,000	5.000		08/15/2028	1,172,169

El Paso Independent School District Variable Rate Maintenance Tax Notes Series 2020 (Aa2/NR)
1,750,000	5.000	(b)(c)	02/01/2040	1,761,425

Frisco Independent School District A Political Subdisivion of The State of Texas Located In Denton and Collin Counties Texas Unlimited Tax Refunding Bonds Series 2025A (PSF-GTD) (Aaa/AAA)
1,000,000	5.000		02/15/2030	1,103,659
1,300,000	5.000		02/15/2031	1,458,931
1,515,000	5.000		02/15/2032	1,719,724

Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000	0.600	(b)(c)	02/15/2035	3,922,507

Grayson County Junior College District GO Bonds Series 2024 (Aa2/NR)
445,000	5.000		02/15/2031	497,348
520,000	5.000		02/15/2032	586,802

Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR/BBB)
675,000	5.000		03/01/2026	678,590
990,000	5.000		03/01/2027	1,009,842

Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000	5.000		05/15/2030	1,692,619

Harris County Cultural Education Facilities Finance Corporation RB Texas Medical Center, Series 2020A (A1/AA-)
13,150,000	5.000	(b)(c)	05/15/2050	14,403,868

Harris County Texas Permanent Improvement Tax and Revenue Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000	5.000		09/15/2026	1,414,545
1,760,000	5.000		09/15/2027	1,847,836

Harris County Texas UT Road Refunding Bonds Series 2024A (Aaa/NR)
1,050,000	5.000		09/15/2026	1,076,285
1,445,000	5.000		09/15/2027	1,517,115

Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
595,000	3.750		09/01/2032	586,551

Hidalgo County Texas Limited Tax Refunding Bonds Series 2025 (Aa2/AA-)
730,000	5.000		08/15/2026	744,665

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Housing Options Inc. Multifamily Housing RB Royal Crest Apartments Series 2025 (HUD SECT 8) (Aa1/NR) (PUTABLE)
$3,850,000	3.050	%(b)(c)	02/01/2045	$3,863,690

Houston Housing Finance Corp. Multifamily Housing RB Cordova Apartments Series 2024 (Aa1/NR)
2,650,000	3.650	(b)(c)	02/01/2048	2,679,145

Houston Independent School District Harris County Texas Variable Rate Maintenance Tax Notes Series 2025A (Aaa/AA+)
5,000,000	5.000	(b)(c)	07/15/2045	5,294,161

Houston Water & Sewer System Junior Lien Revenue Refunding Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000	0.000	(f)	12/01/2026	5,569,370

Hutto Independent School District Variable Rate Unlimited Tax School Building Bonds Series 2015 (PSF-GTD) (NR/AAA)
2,325,000	4.000	(b)(c)	02/01/2055	2,397,733

Jacksboro Independent School District Adjustable Rate UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000	4.000	(b)(c)	02/15/2048	2,557,895

Jim Hogg County Independent School District UT Refunding Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000	5.000		08/15/2026	520,779

Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
2,825,000	5.000	(b)(c)	02/01/2044	2,973,430

Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
205,000	5.000		09/01/2029	214,551
260,000	5.000		09/01/2033	282,374

Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
385,000	5.000		09/01/2029	403,037
465,000	5.000		09/01/2033	505,015

Kilgore Independent School District Texas Rusk and Gregg Counties Adjustable Rate Unlimited Tax School Building Bonds Series 2022 (PSF-GTD) (Aaa/NR)
2,000,000	4.000	(b)(c)	02/15/2052	2,018,567

Laredo Independent School District A Political Subdivision of The State of Texas Located In Webb County UnLT Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000	5.000		08/01/2027	1,301,849

Laredo Independent School District UT Refunding Bonds Series 2023 (AGM) (NR/AA)
360,000	5.000		08/01/2026	366,946
735,000	5.000		08/01/2027	765,219

Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,025,000	5.000		08/15/2027	1,073,656

Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,615,000	5.000		11/01/2026	3,692,671

Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000	5.000		05/15/2027	4,573,309

Lower Colorado River Authority Refunding RB, Series 2025B (A2/A)
3,750,000	5.000	(b)(c)	05/15/2045	4,116,857

The accompanying notes are an integral part of these financial statements.	249

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Lower Colorado River Authority Transmission Contract Refunding and Improvement RB LCRA Transmission Services Corp. Project Series 2025A (A1/A)
$2,750,000	5.000%		05/15/2030	$3,035,160
1,250,000	5.000		05/15/2031	1,396,654
2,000,000	5.000		05/15/2032	2,261,021
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2022A (NR/A)
1,000,000	5.000		05/15/2026	1,014,398
680,000	5.000		05/15/2027	706,784
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
2,125,000	4.250		05/01/2030	2,218,028
Mission Economic Development Corporation Solid Waste Disposal RB Republic Services, Inc. Project Series 2020A (NR/A-/A-2) (PUTABLE)
3,375,000	3.850	(b)(c)	05/01/2050	3,374,570
Montgomery Independent School District A Political Subdivision of The State of Texas Located In Montgomery County Texas Unlimited Tax Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,675,000	5.000		02/15/2032	1,896,103

Navarro Independent School District A Political Subdivision of The State of Texas Located In Guadalupe County Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2025 (PSF-GTD) (NR/AAA)

3,000,000	4.000	(b)(c)	02/15/2062	3,097,953
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/ BBB-)
225,000	4.000	(d)	08/15/2029	225,507
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Westminster Project Series 2025 (NR/ NR)
370,000	5.000		11/01/2031	395,921
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RBWestminster Project Series 2025 (NR/ NR)
270,000	5.000		11/01/2025	270,252
185,000	5.000		11/01/2026	187,555
245,000	5.000		11/01/2027	251,989
305,000	5.000		11/01/2028	317,799
395,000	5.000		11/01/2029	416,610
550,000	5.000		11/01/2030	585,784
460,000	5.000		11/01/2032	494,966
485,000	5.000		11/01/2033	522,226
405,000	5.000		11/01/2034	435,674
430,000	5.000		11/01/2035	459,624
North Texas Higher Education Authority Inc. Tax-Exempt Education Loan RB Senior Series 2025A (AMT) (NR/AA)
800,000	5.000	(g)	06/01/2030	847,881
850,000	5.000	(g)	06/01/2031	906,011
1,250,000	5.000	(g)	06/01/2032	1,333,716
North Texas Municipal Water District Texas Water System Revenue Refunding Bonds Series 2021A (Aa1/AAA)
5,000,000	3.000		09/01/2032	4,942,051

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System Revenue Refunding Bonds First Tier Bonds Series 2023A (Aa3/AA-)
$6,500,000	5.000%		01/01/2026	$6,537,786
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2024B (A1/A+)
5,000,000	5.000		01/01/2032	5,648,352
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,400,000	3.450	(b)(c)	08/01/2054	5,457,843
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
3,915,000	3.000	(b)(c)	08/01/2053	3,918,127
Pasadena Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
200,000	5.000		02/15/2026	201,833
225,000	5.000		02/15/2027	233,063
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000	3.230	(b)(c)	02/15/2044	14,350,138
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000	4.000	(b)(c)	02/15/2050	1,529,065
Ponder Independent School District Texas Denton County Adjustable Rate UT School Building Bonds Series 2021 (PSF-GTD) (NR/AAA)
1,800,000	4.000	(b)(c)	02/15/2051	1,843,035
Port of Houston Authority of Harris County First Lien RB Series 2023 (NON-AMT) (Aa3/AA+)
950,000	5.000		10/01/2025	950,000
700,000	5.000		10/01/2026	717,342
Pottsboro Independent School District A Political Subdivision of The State of Texas Located In Grayson County Texas Adjustable Rate UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,910,000	4.000	(b)(c)	02/15/2052	1,955,665

Prosper Independent School District A Political Subdivision of The State of Texas Located In Collin and Denton Counties Texas Adjustable Rate Unlimited Tax School Building Bonds Series 2022 (PSF-GTD) (Aaa/NR)

8,750,000	4.000	(b)(c)	02/15/2053	9,027,326
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000	4.000	(b)(c)	02/15/2050	1,892,407
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aa1/NR) (PUTABLE)
1,065,000	3.450	(b)(c)	07/01/2029	1,071,377
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Residences At Pearsall Park Series 2024B (Aa1/ NR)
2,000,000	3.190	(b)(c)	10/01/2028	2,019,749
Sinton Independent School District Texas Fixed Rate and Variable Rate Unlimited Tax School Building Bonds, Series 2022 (PSF-GTD) (NR/AAA)
3,600,000	4.000	(b)(c)	08/15/2049	3,633,421

250	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
SMHA Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aa1/ NR) (PUTABLE)
$2,630,000	3.700	%(b)(c)	07/01/2028	$ 2,668,989
Spring Branch Independent School District UT Schoolhouse Bonds Series 2022 (PSF-GTD) (Aaa/AAA)
1,230,000	5.000		02/01/2026	1,239,223
1,000,000	5.000		02/01/2027	1,032,099
State of Texas College Student Loan GO Bonds Series 2016 (Aaa/ AAA)
4,275,000	5.500		08/01/2027	4,359,535
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aa1/NR)
2,555,000	3.350	(b)(c)	03/01/2046	2,565,618
Tarrant County Cultural Education Facilities Finance Corp. Hospital RB for Baylor Scott & White Health Project Series 2022E (Aa2/AA-)
4,045,000	5.000	(b)(c)	11/15/2052	4,079,996
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A1/ NR)
525,000	5.000		07/01/2026	533,268
800,000	5.000		07/01/2027	830,765
1,000,000	5.000		07/01/2028	1,057,199
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
495,000	5.000		10/01/2025	495,000
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System RB Series 2025B (Aa2/AA)
7,000,000	5.000	(b)(c)	11/15/2064	7,562,464
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System RB Series 2025C (Aa2/AA)
4,500,000	5.000	(b)(c)	11/15/2064	5,006,497
Tarrant County Housing Finance Corporation Multifamily Housing RB The Meridian Apartments Series 2024B (Aa1/NR)
1,000,000	5.000	(b)(c)	09/01/2028	1,040,040
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium E Lancaster Avenue Series 2024 (Aa1/ NR) (PUTABLE)
10,000,000	3.125	(b)(c)	08/01/2029	10,076,060
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium Old FM 471 W Series 2024 (FHA 221(D)(4)) (Aa1/NR) (PUTABLE)
5,000,000	3.050	(b)(c)	09/01/2029	5,024,257
Texas Department of Housing and Community Affairs Multifamily Housing Revenue Notes for Aspen Park Series 2023 (Aa1/NR)
3,335,000	5.000	(b)(c)	03/01/2041	3,347,981
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-) (3M USD SOFR + 0.70%)
3,680,000	3.581	(e)	12/15/2026	3,678,572
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A) (SIFMA Municipal Swap Index Yield + 0.55%)
3,675,000	3.440	(e)	09/15/2027	3,655,814
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
335,000	5.000		12/15/2025	336,130

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A) (3M USD SOFR + 0.86%)
$53,495,000	3.528	%(e)	09/15/2027	$53,482,787
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
5,920,000	5.000		12/31/2032	6,308,721
Texas Public Finance Authority Revenue Financing System Bonds for Southern University Series 2023 (BAM) (NR/AA)
500,000	5.000		05/01/2026	505,333
620,000	5.000		05/01/2027	639,812
640,000	5.000		05/01/2028	672,617
Texas State Affordable Housing Corp. Multifamily Housing RB for Eden Court Apartments Project Series 2023 (HUD SECT 8) (Aa1/NR)
1,360,000	5.000	(b)(c)	04/01/2043	1,360,364
Texas State Affordable Housing Corp. Multifamily Housing RB for Norman Commons Project Series 2023 (Aa1/NR)
2,200,000	3.625	(b)(c)	01/01/2045	2,220,101
Texas State Technical College System Revenue Financing System Improvement Bonds Series 2022A (AGM) (A1/AA)
1,750,000	5.000		08/01/2026	1,784,944
1,300,000	5.000		08/01/2027	1,357,510
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (Aaa/AAA)
46,000,000	0.560		04/01/2026	45,250,881
Texas Water Development Board State Revolving Fund RB New Series 2020 (NR/AAA)
2,700,000	5.000		08/01/2026	2,755,969
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,850,000	5.000		10/15/2026	1,898,454
1,240,000	5.000		04/15/2027	1,288,768
1,450,000	5.000		10/15/2027	1,526,437
The Mesquite Housing Finance Corporation Multifamily Housing RB Palladium Carver Living Series 2024 (Aa1/NR) (PUTABLE)
5,000,000	3.350	(b)(c)	08/01/2029	5,022,351
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/ NR)
165,000	2.625	(d)	09/01/2026	163,154
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
281,000	2.875	(d)	09/01/2031	257,068
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)
43,000	2.375	(d)	09/01/2026	42,423
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
498,000	4.250		09/01/2031	501,055
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
100,000	4.375	(d)	09/01/2027	100,475

The accompanying notes are an integral part of these financial statements.	251

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Trophy Club Public Improvement District No. 1 Special Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
$705,000	5.000%	09/01/2028	$725,197
528,000	5.000	09/01/2030	561,065
502,000	5.000	09/01/2032	537,651
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000	4.000	02/15/2033	10,032,974
University of North Texas Revenue Refunding Improvement Bonds 2025A (Aa2/NR)
1,400,000	5.000	04/15/2029	1,520,653
Waller Independent School District Waller and Harris Counties Texas Unlimited Tax School Building Bonds Series 2025 (PSF-GTD) (Aaa/AAA)
2,250,000	5.000	02/15/2031	2,517,877
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa2/AA)
195,000	5.500	08/15/2026	198,699
210,000	5.500	08/15/2027	219,088
220,000	5.500	08/15/2028	235,732
230,000	5.500	08/15/2029	251,611
245,000	5.500	08/15/2030	272,585
255,000	5.500	08/15/2031	287,254
270,000	5.000	08/15/2032	295,053
285,000	5.000	08/15/2033	309,442
300,000	5.000	08/15/2034	323,703
Westpointe Special Improvement District Limited Ad Valorem Tax Road Bonds Series 2024 (BAM) (Baa2/AA)
280,000	5.000	08/15/2026	284,119
325,000	5.000	08/15/2029	349,628
Westside 211 Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2021 (Baa3/NR)
285,000	2.000	08/15/2028	270,889
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
90,000	5.000	08/15/2026	90,968
90,000	5.000	08/15/2027	92,439
95,000	5.000	08/15/2028	98,549
100,000	5.000	08/15/2029	104,700
110,000	5.000	08/15/2030	116,041
115,000	5.000	08/15/2031	120,775
120,000	5.000	08/15/2032	125,199
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
270,000	2.000	08/15/2026	265,514
Wise County Texas Tax Notes Series 2024 (NR/AA+)
550,000	5.000	02/15/2026	554,323
575,000	5.000	02/15/2027	592,842
550,000	5.000	02/15/2028	580,174

			583,439,954

Utah - 0.5%
Intermountain Power Agency Power Supply RB 2023 Series A (Tax-Exempt) (Aa3/NR)
2,970,000	5.000	07/01/2034	3,298,798

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City International Airport RB Series 2018A (AMT) (A1/ A+)
$1,000,000	5.000%		07/01/2029	$1,051,148
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,500,000	5.000		07/01/2027	2,590,923
7,420,000	5.000		07/01/2028	7,851,404
Utah Housing Corp. Multifamily Housing RB for Promontory Place Apartments Series 2024B (Aa1/NR)
1,250,000	3.400	(b)(c)	02/01/2028	1,256,693
Utah Housing Corp. Multifamily Housing RB Series 2024 (Aa1/ NR)
1,440,000	3.700	(b)(c)	08/01/2043	1,449,984
Utah Housing Corporation Multifamily Housing RB Liberty Corner Series 2025 (Aa1/NR) (PUTABLE)
5,000,000	3.000	(b)(c)	09/01/2045	4,999,945
Utah Telecommunication Open Infrastructure Agency Sales Tax & Telecommunication Revenue Refunding Bonds Series 2022 (NR/AA-)
250,000	5.000		06/01/2026	253,441
300,000	5.000		06/01/2027	311,903

				23,064,239

Virgin Islands - 0.1%
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note Series 2025 (NR/A)
600,000	5.000		09/01/2030	642,674
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note, Series 2025 (NR/A)
1,000,000	5.000		09/01/2026	1,014,967
800,000	5.000		09/01/2027	824,740
1,000,000	5.000		09/01/2028	1,046,140
1,000,000	5.000		09/01/2029	1,059,526

				4,588,047

Virginia - 1.5%
Chesapeake Redevelopment and Housing Authority Multifamily Housing RB Hunters Point Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
3,450,000	5.000	(b)(c)	05/01/2043	3,490,170
City of Bristol GO Bond Anticipation Notes Series 2023 (ST AID WITHHLDG) (A2/A+)
3,750,000	5.000		09/01/2027	3,752,157
Commonwealth of Virginia Commonwealth Transportation Board Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000	4.000		05/15/2032	9,418,705
Economic Development Authority of Isle of Wight County Health System RB for Riverside Health System Series 2023 (AGM) (NR/AA)
500,000	5.000		07/01/2026	507,949
500,000	5.000		07/01/2027	519,925
500,000	5.000		07/01/2028	531,255
Economic Development Authority of The City of Winchester Virginia RB Valley Health System Obligated Group Series 2024A (A1/A+)
800,000	5.000		01/01/2027	823,021
275,000	5.000		01/01/2028	289,018

252	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Economic Development Authority of The County of Spotsylvania Public Facilities Refunding RB Series 2021 (NR/AA+)
$2,960,000	5.000%		06/01/2026	$3,008,213
Economic Development Authority of The County of Spotsylvania Virginia Public Facilities Revenue Refunding Bonds Series 2021 (NR/AA+)
2,000,000	5.000		06/01/2027	2,085,722
Fairfax County Public Improvement Bonds Series 2022A (ST AID WITHHLDG) (Aaa/AAA)
2,500,000	4.000		10/01/2025	2,500,000
Fairfax County Redevelopment & Housing Authority Multifamily Housing RB for Dominion Square North Project Series 2023 (Aa1/NR)
5,400,000	5.000	(b)(c)	01/01/2045	5,582,222
Hampton Roads Sanitation District Virginia Subordinate Wastewater RB Series 2025A (NR/SP-1+)
2,500,000	5.000		07/15/2026	2,544,327
Hampton Roads Transportation Authority Accountability Commission Transportation Fund Senior Lien Bond Anticipation Notes Series 2021A (NR/NR)
14,325,000	5.000		07/01/2026	14,575,157
Industrial Development Authority of Arlington County Hospital RB for VHC Health Series 2023A (NR/A+)
4,225,000	5.000	(b)(c)	07/01/2053	4,611,357
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
125,000	5.000	(b)(c)	05/01/2043	126,383
Virginia College Building Authority Virginia Educational Facilities RB 21st Century College and Equipment Programs Series 2017C (Aa1/AA+)
1,180,000	4.000		02/01/2033	1,193,093
Virginia College Building Authority Virginia Educational Facilities Revenue Refunding Bonds Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000	3.000		09/01/2026	10,580,772
Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
2,730,000	3.950		06/01/2029	2,746,581
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
500,000	5.000		10/01/2026	508,711
1,000,000	5.000		10/01/2027	1,036,221
1,100,000	5.000		10/01/2028	1,158,849
1,100,000	5.000		10/01/2029	1,175,629
1,140,000	5.000		10/01/2030	1,234,180
1,050,000	5.000		10/01/2031	1,144,996
1,490,000	5.000		10/01/2032	1,626,923

				76,771,536

Washington - 2.4%
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (Aa2/AA) (SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	3.140	(b)(e)	05/01/2045	9,911,090
Energy Northwest Project 1 Electric Revenue Refunding Bonds Series 2024-B (Aa2/AA-)
4,230,000	5.000		07/01/2027	4,422,951

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Enumclaw School District No. 216 King County Washington Unlimited Tax GO Refunding Bonds 2025 (SCH BD GTY) (Aaa/NR)
$500,000	5.000%		12/01/2034	$576,439
Enumclaw School District No. 216 King County Washington Unlimited Tax GO Refunding Bonds, Series 2025 (SCH BD GTY) (Aaa/NR)
875,000	5.000		12/01/2028	941,659
500,000	5.000		12/01/2030	559,402
700,000	5.000		12/01/2032	800,674
Issaquah School District UT GO Refunding Bonds Series 2022 (SCH BD GTY) (Aaa/AA+)
960,000	5.000		12/01/2025	963,679
1,975,000	5.000		12/01/2026	2,032,507
1,500,000	4.000		12/01/2027	1,552,028
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (Aa2/AA) (SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	3.120	(b)(e)	01/01/2040	11,135,278
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,975,000	5.000		04/01/2030	3,975,636
Port of Seattle Intermediate Lien Private Activity Revenue and Refunding Bonds 2022B (AMT) (Aa3/AA-)
7,770,000	5.000		08/01/2027	8,061,145
Port of Seattle Intermediate Lien RB 2017C (AMT) (Aa3/AA-)
4,000,000	5.000		05/01/2029	4,118,056
Port of Seattle Intermediate Lien RB 2017D (AMT) (Aa3/AA-)
4,300,000	5.000		05/01/2027	4,438,029
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2024B (AMT) (Aa3/AA-)
2,295,000	5.000		07/01/2026	2,330,114
4,860,000	5.000		07/01/2027	5,041,822
3,565,000	5.000		07/01/2028	3,775,186
2,700,000	5.000		07/01/2029	2,904,441
Public Utility District No. 1 of Klickitat County Washington Electric System Revenue Refunding Bonds Series 2025 (AGC) (A1/AA)
800,000	5.000		12/01/2026	820,962
1,500,000	5.000		12/01/2032	1,689,872
1,345,000	5.000		12/01/2033	1,517,832
1,350,000	5.000		12/01/2034	1,528,834
Public Utility District No.2 of Grant County Electric System Revenue Refunding Bonds Series 2023-U (NR/AA+)
5,000,000	4.000		01/01/2026	5,013,083
State of Washington Motor Vehicle Fuel Tax GO Bonds Series 2005C (AMBAC) (Aaa/AA+)
1,450,000	0.000	(f)	06/01/2026	1,425,182
State of Washington Various Purpose GO Bonds Series 2022A (Aaa/AA+)
5,885,000	5.000		08/01/2027	6,158,434
University Of Washington General Revenue Refunding Term Rate Bonds Series 2022C (Aa1/AA+)
7,500,000	4.000	(b)(c)	05/01/2048	7,618,352
Washington Health Care Facilities Authority RB (Commonspirit Health) Series 2019A-2 (A3/A-)
1,545,000	5.000		08/01/2032	1,642,144

The accompanying notes are an integral part of these financial statements.	253

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Schedule of Investments (continued) September 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Multicare Health System Series 2025A (NR/A)
$6,500,000	5.000%		08/15/2030	$7,109,170
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
4,200,000	4.000		07/01/2031	4,334,547
Washington State Housing Finance Commission Multifamily Housing RB Camas Flats Apartments Project Series 2024B (Aa1/NR)
1,200,000	5.000	(b)(c)	02/01/2028	1,232,761
Washington State Housing Finance Commission Multifamily Housing RB for Ardea at Totem Lake Apartments Project Series 2023 (Aa1/NR)
3,800,000	5.000	(b)(c)	12/01/2043	3,847,246
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Tax Exempt Fixed Rate Bonds for Emerald Heights Project Series 2023A (NR/NR)
285,000	5.000		07/01/2026	288,165
350,000	5.000		07/01/2027	359,643
555,000	5.000		07/01/2028	579,426
Washington State Housing Finance Commission Nonprofit Refunding RB for Seattle Academy of Arts & Sciences Project Series 2023 (NR/BBB)
260,000	5.000	(d)	07/01/2028	270,365
740,000	5.125	(d)	07/01/2033	800,888
Washington State University General Revenue Refunding Bonds 2025 (Delayed Delivery) (Aa3/A+)
2,000,000	5.000		04/01/2030	2,209,993
2,000,000	5.000		04/01/2031	2,246,012
2,080,000	5.000		04/01/2032	2,361,313

				120,594,360

West Virginia - 0.5%
West Virginia Economic Development Authority Appalachian Power Company – Amos Project Solid Waste Disposal Facilities RB Series 2011A (Baa1/BBB+) (PUTABLE)
5,000,000	3.300	(b)(c)	01/01/2041	5,035,840
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Company - Amos Project) Series 2009B (Baa1/BBB+) (PUTABLE)
3,325,000	3.700	(b)(c)	12/01/2042	3,405,799
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (Baa1/BBB+) (PUTABLE)
4,645,000	0.625	(b)(c)	12/01/2038	4,620,866
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
10,850,000	3.000	(b)(c)	06/01/2037	10,748,393
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
2,675,000	4.700	(b)(c)	04/01/2036	2,688,110

				26,499,008

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin - 1.6%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5 (NR/A-)
$315,000	4.000%		04/01/2028	$316,927
170,000	4.000		04/01/2029	171,059
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
2,110,000	5.000		04/01/2026	2,133,913
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
765,000	5.000		04/01/2026	773,670
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000	5.000		04/01/2026	1,360,243
1,350,000	5.000		04/01/2027	1,397,633
City of Milwaukee Wisconsin GO Promissory Notes Series 2025 N2 (AG) (A3/AA)
5,610,000	5.000	(g)	12/01/2031	6,267,102
5,670,000	5.000	(g)	12/01/2032	6,356,373
Columbia County GO Promissory Notes Series 2024A (Aa1/NR)
4,300,000	5.000		02/01/2031	4,821,772
4,500,000	5.000		02/01/2032	5,107,082
Milwaukee County GO North Shop Promissory Notes Series 2024B (Aa3/AA)
735,000	5.000		08/01/2030	808,310
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,925,000	4.000		01/01/2026	1,924,334
2,000,000	4.000		01/01/2027	2,001,190
1,720,000	4.000		01/01/2028	1,724,584
1,790,000	4.000		01/01/2029	1,795,792
Public Finance Authority Student Housing Facilities RB (Campus Real Estate Holding Corporation, LLC Project), Series 2025A (WI) (NR/BBB-)
750,000	5.000		06/01/2030	787,028
1,250,000	5.000		06/01/2035	1,322,865
Washington County, Wisconsin GO Promissory Notes Series 2025 (Aaa/NR)
1,220,000	4.000		03/01/2034	1,303,473
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000	4.500		06/01/2027	5,265,884
Wisconsin Health & Educational Facilities Authority RB for Advocate Aurora Health Credit Group Series 2018C-3 (Aa3/ AA)
625,000	5.000	(b)(c)	08/15/2054	634,706
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (Aa3/AA)
3,400,000	5.000	(b)(c)	08/15/2054	3,653,984
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
6,905,000	5.000	(d)	08/01/2027	6,997,903
Wisconsin Health and Educational Facilities Authority RB Series 2018B-2 Advocate Aurora Health Credit Group (Aa3/AA)
2,500,000	5.000	(b)(c)	08/15/2054	2,538,823
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000	3.070	(b)(e)	08/15/2054	3,294,449

254	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/A+)
$10,000,000	5.000%		02/15/2029	$10,693,006
Wisconsin Health and Educational Facilities Authority RB Series 2025A (NR/A+)
3,000,000	5.000		08/15/2030	3,298,326
Wisconsin Housing and Economic Development Authority Multifamily Housing Bonds The Intersect Project 2024 Series I (Aa1/NR)
2,250,000	5.000	(b)(c)	11/01/2058	2,311,427

				79,061,858

TOTAL MUNICIPAL BONDS (Cost $4,949,181,789)				4,998,115,988

Shares	Dividend Rate			Value

Investment Company - 0.0%(j)
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
2,346,730	3.965%			2,346,730
(Cost $2,346,730)

TOTAL INVESTMENTS - 99.4% (Cost $4,951,528,519)				$5,000,462,718

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%				31,300,781

NET ASSETS - 100.0%				$5,031,763,499

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2025.
(c)

Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2025.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	When-issued security.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	-	American General Contractors-Interstate Commerce Commission
AGM	-	Insured by Assured Guaranty Municipal Corp.
AGM-CR	-	Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	-	Insured by American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax (subject to)
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
BHAC-CR	-	Insured by Berkshire Hathaway Assurance Corp.
	-	Insured Custodial Receipts
CFD	-	Community Facilities District
CNTY GTD	-	County Guaranteed
COPS	-	Certificates of Participation
FGIC	-	Insured by Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage
	-	Association
GO	-	General Obligation
HUD SECT 8	-	Hud Section 8
IDA	-	Industrial Development Agency
LP	-	Limited Partnership
LT	-	Limited Tax
MTA	-	Metropolitan Transportation Authority
NATL	-	National Public Finance Guarantee Corp.
PCRB	-	Pollution Control Revenue Bond
PSF-GTD	-	Guaranteed by Permanent School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RB	-	Revenue Bond
REMIC	-	Real Estate Mortgage Investment Conduit
RMKT	-	Remarketed
SCH BD	-	-
GTY	-	School Bond Guaranty
SD CRED	-	-
PROG	-	School District Credit Program
SIFMA	-	Securities Industry and Financial Markets Association
SOFR	-	Secured Overnight Financing Rate
SONYMA	-	State of New York Mortgage Agency
ST AID	-	-
WITHHLDG	-	State Aid Withholding
ST APPROP	-	State Appropriation
ST	-	-
INTERCEPT	-	State Aid Intercept
TCRS	-	Transferable Custody Receipts
UPMC	-	University of Pittsburgh Medical Center
USD	-	United States Dollar
UT	-	Unlimited Tax

The accompanying notes are an integral part of these financial statements.	255

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities September 30, 2025 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Assets:
Investments in unaffiliated issuers, at value (cost $11,135,360,694, $12,923,269,993, $294,074,447 and $4,949,181,789, respectively)	$11,017,231,888	$12,576,141,311	$287,709,310	$4,998,115,988
Investments in affiliated issuers, at value (cost $73,895,740, $29,822,759, $1,408,107 and $2,346,730, respectively)	73,895,740	29,822,759	1,408,107	2,346,730
Cash	56,645,130	64,257,093	1,472,422	25,111,051
Receivables:
Interest and Dividends	147,359,568	199,963,727	4,180,192	54,944,497
Fund shares sold	17,916,422	41,033,978	194,980	6,547,195
Collateral on certain derivative contracts	8,293,378	—	185,280	—
Reimbursement from investment adviser	47,595	44,829	15,673	32,414
Variation margin on futures contracts	842,063	—	—	—
Other assets	348,350	651,130	29,058	126,219

Total assets	11,322,580,134	12,911,914,827	295,195,022	5,087,224,094

Liabilities:

Variation margin on futures contracts	—	—	18,000	—
Payables:
Investments purchased on an extended-settlement basis	38,236,686	56,892,063	3,749,001	36,859,599
Fund shares redeemed	24,219,472	27,758,851	396,136	15,703,420
Income distribution	3,445,649	1,384,952	90,103	1,368,406
Management fees	1,586,863	2,573,509	—	720,333
Distribution and Service fees and Transfer Agency fees	408,734	266,551	—	78,964
Investments purchased	—	21,323,234	1,099,433	513,356
Accrued expenses	318,189	370,416	76,738	216,517

Total liabilities	68,215,593	110,569,576	5,429,411	55,460,595

Net Assets:

Paid-in capital	12,025,274,216	13,777,901,610	312,251,386	5,459,916,808
Total distributable loss	(770,909,675)	(976,556,359)	(22,485,775)	(428,153,309)

NET ASSETS	$11,254,364,541	$12,801,345,251	$289,765,611	$5,031,763,499
Net Assets:
Class A	$1,005,232,025	$404,579,096	$—	$95,930,224
Class C	74,124,267	53,755,083	—	4,607,481
Institutional	6,017,440,704	2,546,370,972	—	678,073,112
Separate Account Institutional	—	—	289,765,611	—
Service	19,615	—	—	86,858
Investor	1,970,097,611	765,898,611	—	79,618,763
Class R6	224,055,747	21,514,747	—	440,251,226
Class P	1,963,394,572	9,009,226,742	—	3,733,195,835
Total Net Assets	$11,254,364,541	$12,801,345,251	$289,765,611	$5,031,763,499
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	66,120,640	44,707,610	—	9,175,582
Class C	4,873,622	5,938,394	—	441,186
Institutional	395,999,223	281,331,419	—	64,961,801
Separate Account Institutional	—	—	30,132,253	—
Service	1,285	—	—	8,317
Investor	129,731,374	84,538,000	—	7,624,899
Class R6	14,738,739	2,378,982	—	42,211,432
Class P	129,150,066	996,281,380	—	357,763,070
Net asset value, offering and redemption price per share:(a)
Class A	$15.20	$9.05	$—	$10.45
Class C	15.21	9.05	—	10.44
Institutional	15.20	9.05	—	10.44
Separate Account Institutional	—	—	9.62	—
Service	15.27	—	—	10.44
Investor	15.19	9.06	—	10.44
Class R6	15.20	9.04	—	10.43
Class P	15.20	9.04	—	10.43

256	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities (continued) September 30, 2025 (Unaudited)

(a)

Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund and Short Duration Tax-Free Fund is $15.79, $9.48 and $10.61, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	257

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Operations For the Six Months Ended September 30, 2025 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Investment income:

Interest	$240,298,792	$320,680,873	$6,315,404	$86,371,680

Dividends — affiliated issuers	523,034	1,009,636	22,281	650,781

Total Investment Income	240,821,826	321,690,509	6,337,685	87,022,461

Expenses:

Management fees	19,052,095	29,135,156	—	8,554,656

Transfer Agency fees(a)	3,299,059	2,436,567	25,959	853,294

Distribution and/or Service (12b-1) fees(a)	1,517,920	713,735	—	136,527

Custody, accounting and administrative services	476,168	519,352	40,566	229,425

Registration fees	152,011	117,137	21,328	89,859

Service fees — Class C	95,717	68,244	—	5,804

Printing and mailing costs	93,467	81,796	25,680	32,813

Professional fees	51,491	87,712	58,447	58,965

Trustee fees	24,661	25,668	13,676	18,456

Shareholder Administration fees — Service Shares	26	—	—	107

Other	36,948	10,171	6,695	24,879

Total expenses	24,799,563	33,195,538	192,351	10,004,785

Less — expense reductions	(613,533)	(728,131)	(192,351)	(415,631)

Net expenses	24,186,030	32,467,407	—	9,589,154

NET INVESTMENT INCOME	216,635,796	289,223,102	6,337,685	77,433,307

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(76,502,287)	(82,649,772)	(1,533,065)	(4,634,862)

Futures contracts	4,514,772	3,727,396	(112,236)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	102,214,887	(61,320,743)	915,124	48,006,810

Futures contracts	(2,387,845)	358,052	40,338	—

Net realized and unrealized gain (loss)	27,839,527	(139,885,067)	(689,839)	43,371,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$244,475,323	$149,338,035	$5,647,846	$120,805,255

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P

Dynamic Municipal Income Fund	$1,230,742	$287,152	$26	$590,756	$45,944	$1,182,159	$–	$4	$1,155,882	$31,493	$292,821

High Yield Municipal Fund	509,004	204,731	–	244,322	32,757	464,420	–	–	456,758	3,540	1,234,770

Municipal Income Completion Fund	–	–	–	–	–	–	25,959	–	–	–	–

Short Duration Tax-Free Fund	119,008	17,412	107	57,124	2,786	136,592	–	17	43,969	65,799	547,007

258	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$216,635,796	$378,287,406	$289,223,102	$524,790,296

Net realized loss	(71,987,515)	(37,337,669)	(78,922,376)	(47,880,372)

Net change in unrealized gain (loss)	99,827,042	(109,776,922)	(60,962,691)	(72,662,600)

Net increase in net assets resulting from operations	244,475,323	231,172,815	149,338,035	404,247,324

Distributions to shareholders:

From distributable earnings:

Class A Shares	(17,544,624)	(32,247,498)	(9,019,362)	(17,424,772)

Class C Shares	(1,077,123)	(2,319,193)	(1,004,184)	(2,028,517)

Institutional Shares	(115,075,634)	(191,165,862)	(55,044,333)	(99,959,343)

Service Shares	(351)	(749)	–	–

Investor Shares	(36,733,751)	(65,798,706)	(17,814,827)	(32,856,683)

Class R6 Shares	(4,098,397)	(6,574,812)	(559,417)	(1,064,658)

Class P Shares	(38,105,402)	(71,409,351)	(195,502,105)	(349,127,428)

Total distributions to shareholders	(212,635,282)	(369,516,171)	(278,944,228)	(502,461,401)

From share transactions:

Proceeds from sales of shares	2,370,669,916	4,006,777,692	2,909,577,169	3,113,736,129

Reinvestment of distributions	126,135,677	335,241,187	179,854,742	487,588,501

Cost of shares redeemed	(2,475,126,335)	(2,347,128,353)	(2,248,215,593)	(2,177,806,158)

Net increase in net assets resulting from share transactions	21,679,258	1,994,890,526	841,216,318	1,423,518,472

TOTAL INCREASE	53,519,299	1,856,547,170	711,610,125	1,325,304,395

Net Assets:

Beginning of period	$11,200,845,242	$9,344,298,072	$12,089,735,126	$10,764,430,731

End of period	$11,254,364,541	$11,200,845,242	$12,801,345,251	$12,089,735,126

The accompanying notes are an integral part of these financial statements.	259

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets (continued)

	Municipal Income Completion Fund		Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (Unaudited)	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$6,337,685	$9,911,348	$77,433,307	$152,299,295

Net realized loss	(1,645,301)	(820,650)	(4,634,862)	(3,440,438)

Net change in unrealized gain (loss)	955,462	(1,130,827)	48,006,810	14,601,597

Net increase in net assets resulting from operations	5,647,846	7,959,871	120,805,255	163,460,454

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(1,338,932)	(2,820,203)

Class C Shares	–	–	(56,019)	(136,872)

Institutional Shares	–	–	(10,526,792)	(21,723,539)

Separate Account Institutional Shares	(6,178,422)	(9,649,712)	–	–

Service Shares	–	–	(1,108)	(2,193)

Investor Shares	–	–	(1,121,797)	(2,262,653)

Class R6 Shares	–	–	(6,783,198)	(13,383,706)

Class P Shares	–	–	(56,376,815)	(108,449,549)

Total distributions to shareholders	(6,178,422)	(9,649,712)	(76,204,661)	(148,778,715)

From share transactions:

Proceeds from sales of shares	70,142,851	89,555,230	1,104,580,127	1,703,079,372

Reinvestment of distributions	3,748,991	9,237,896	44,895,871	132,040,052

Cost of shares redeemed	(25,889,566)	(45,097,603)	(1,066,000,901)	(1,926,987,122)

Net increase (decrease) in net assets resulting from share transactions	48,002,276	53,695,523	83,475,097	(91,867,698)

TOTAL INCREASE (DECREASE)	47,471,700	52,005,682	128,075,691	(77,185,959)

Net Assets:

Beginning of period	$242,293,911	$190,288,229	$4,903,687,808	$4,980,873,767

End of period	$289,765,611	$242,293,911	$5,031,763,499	$4,903,687,808

260	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class A Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.16		$15.34	$15.10	$15.72	$16.63	$15.59

Net investment income(a)	0.27		0.52	0.50	0.41	0.33	0.36

Net realized and unrealized gain (loss)	0.04		(0.19)	0.23	(0.63)	(0.92)	1.03

Total from investment operations	0.31		0.33	0.73	(0.22)	(0.59)	1.39

Distributions to shareholders from net investment income	(0.27)		(0.51)	(0.49)	(0.40)	(0.32)	(0.35)

Net asset value, end of period	$15.20		$15.16	$15.34	$15.10	$15.72	$16.63

Total Return(b)	2.07%		2.15%	4.91%	(1.32)%	(3.66)%	9.00%

Net assets, end of period (in 000’s)	$1,005,232		$992,797	$943,689	$987,091	$1,389,169	$1,521,711

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.72%	0.73%	0.72%	0.72%

Ratio of total expenses to average net assets	0.73	%(c)	0.74%	0.75%	0.75%	0.74%	0.75%

Ratio of net investment income to average net assets	3.64	%(c)	3.39%	3.30%	2.71%	1.97%	2.21%

Portfolio turnover rate(d)	18%		27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	261

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class C Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.16		$15.35	$15.10	$15.72	$16.64	$15.60

Net investment income(a)	0.22		0.41	0.38	0.30	0.20	0.24

Net realized and unrealized gain (loss)	0.04		(0.21)	0.24	(0.63)	(0.93)	1.03

Total from investment operations	0.26		0.20	0.62	(0.33)	(0.73)	1.27

Distributions to shareholders from net investment income	(0.21)		(0.39)	(0.37)	(0.29)	(0.19)	(0.23)

Net asset value, end of period	$15.21		$15.16	$15.35	$15.10	$15.72	$16.64

Total Return(b)	1.75%		1.32%	4.20%	(2.06)%	(4.44)%	8.19%

Net assets, end of period (in 000’s)	$74,124		$81,944	$97,077	$112,468	$144,456	$153,277

Ratio of net expenses to average net assets	1.47	%(c)	1.47%	1.47%	1.48%	1.47%	1.47%

Ratio of total expenses to average net assets	1.48	%(c)	1.49%	1.50%	1.50%	1.49%	1.50%

Ratio of net investment income to average net assets	2.89	%(c)	2.64%	2.55%	1.97%	1.22%	1.46%

Portfolio turnover rate(d)	18%		27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

262	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Institutional Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.15		$15.33	$15.09	$15.71	$16.62	$15.58

Net investment income(a)	0.30		0.57	0.55	0.46	0.38	0.41

Net realized and unrealized gain (loss)	0.04		(0.19)	0.22	(0.63)	(0.92)	1.03

Total from investment operations	0.34		0.38	0.77	(0.17)	(0.54)	1.44

Distributions to shareholders from net investment income	(0.29)		(0.56)	(0.53)	(0.45)	(0.37)	(0.40)

Net asset value, end of period	$15.20		$15.15	$15.33	$15.09	$15.71	$16.62

Total Return(b)	2.30%		2.48%	5.26%	(1.00)%	(3.35)%	9.37%

Net assets, end of period (in 000’s)	$6,017,441		$5,977,197	$4,602,375	$3,860,842	$4,492,546	$4,188,941

Ratio of net expenses to average net assets	0.39	%(c)	0.39%	0.39%	0.40%	0.39%	0.39%

Ratio of total expenses to average net assets	0.40	%(c)	0.41%	0.42%	0.42%	0.41%	0.42%

Ratio of net investment income to average net assets	3.97	%(c)	3.72%	3.64%	3.06%	2.30%	2.54%

Portfolio turnover rate(d)	18%		27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	263

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Service Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.23		$15.41	$15.17	$15.79	$16.71	$15.67

Net investment income(a)	0.26		0.50	0.47	0.39	0.30	0.34

Net realized and unrealized gain (loss)	0.04		(0.20)	0.23	(0.63)	(0.93)	1.03

Total from investment operations	0.30		0.30	0.70	(0.24)	(0.63)	1.37

Distributions to shareholders from net investment income	(0.26)		(0.48)	(0.46)	(0.38)	(0.29)	(0.33)

Net asset value, end of period	$15.27		$15.23	$15.41	$15.17	$15.79	$16.71

Total Return(b)	1.98%		1.98%	4.72%	(1.48)%	(3.87)%	8.79%

Net assets, end of period (in 000’s)	$20		$24	$24	$23	$24	$26

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.90%	0.91%	0.90%	0.89%

Ratio of total expenses to average net assets	0.89	%(c)	0.90%	0.92%	0.92%	0.92%	0.92%

Ratio of net investment income to average net assets	3.47	%(c)	3.22%	3.13%	2.56%	1.79%	2.06%

Portfolio turnover rate(d)	18%		27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

264	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Investor Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.14		$15.32	$15.08	$15.70	$16.61	$15.57

Net investment income(a)	0.29		0.56	0.53	0.45	0.37	0.40

Net realized and unrealized gain (loss)	0.05		(0.19)	0.23	(0.63)	(0.92)	1.03

Total from investment operations	0.34		0.37	0.76	(0.18)	(0.55)	1.43

Distributions to shareholders from net investment income	(0.29)		(0.55)	(0.52)	(0.44)	(0.36)	(0.39)

Net asset value, end of period	$15.19		$15.14	$15.32	$15.08	$15.70	$16.61

Total Return(b)	2.26%		2.40%	5.17%	(1.08)%	(3.43)%	9.28%

Net assets, end of period (in 000’s)	$1,970,098		$1,977,269	$1,646,801	$1,353,998	$1,469,286	$1,193,082

Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.47%	0.48%	0.47%	0.47%

Ratio of total expenses to average net assets	0.48	%(c)	0.49%	0.50%	0.50%	0.49%	0.50%

Ratio of net investment income to average net assets	3.89	%(c)	3.64%	3.56%	2.98%	2.22%	2.46%

Portfolio turnover rate(d)	18%		27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	265

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class R6 Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.16		$15.34	$15.10	$15.72	$16.63	$15.59

Net investment income(a)	0.30		0.57	0.55	0.46	0.38	0.41

Net realized and unrealized gain (loss)	0.03		(0.19)	0.23	(0.63)	(0.92)	1.04

Total from investment operations	0.33		0.38	0.78	(0.17)	(0.54)	1.45

Distributions to shareholders from net investment income	(0.29)		(0.56)	(0.54)	(0.45)	(0.37)	(0.41)

Net asset value, end of period	$15.20		$15.16	$15.34	$15.10	$15.72	$16.63

Total Return(b)	2.24%		2.49%	5.26%	(0.93)%	(3.39)%	9.37%

Net assets, end of period (in 000’s)	$224,056		$203,263	$153,353	$129,990	$163,855	$97,337

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.39%	0.38%	0.38%

Ratio of total expenses to average net assets	0.39	%(c)	0.40%	0.41%	0.41%	0.40%	0.41%

Ratio of net investment income to average net assets	3.98	%(c)	3.73%	3.65%	3.06%	2.31%	2.55%

Portfolio turnover rate(d)	18%		27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

266	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class P Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.16		$15.34	$15.10	$15.72	$16.63	$15.59

Net investment income(a)	0.30		0.57	0.55	0.46	0.38	0.41

Net realized and unrealized gain (loss)	0.03		(0.19)	0.23	(0.63)	(0.92)	1.04

Total from investment operations	0.33		0.38	0.78	(0.17)	(0.54)	1.45

Distributions to shareholders from net investment income	(0.29)		(0.56)	(0.54)	(0.45)	(0.37)	(0.41)

Net asset value, end of period	$15.20		$15.16	$15.34	$15.10	$15.72	$16.63

Total Return(b)	2.24%		2.49%	5.26%	(0.99)%	(3.33)%	9.37%

Net assets, end of period (in 000’s)	$1,963,395		$1,968,351	$1,900,979	$1,704,487	$2,758,800	$2,195,715

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.39%	0.38%	0.38%

Ratio of total expenses to average net assets	0.39	%(c)	0.40%	0.41%	0.41%	0.40%	0.41%

Ratio of net investment income to average net assets	3.98	%(c)	3.73%	3.65%	3.05%	2.31%	2.55%

Portfolio turnover rate(d)	18%		27%	38%	33%	15%	6%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	267

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class A Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.16		$9.23	$9.03	$9.86	$10.49	$9.59

Net investment income(a)	0.21		0.40	0.38	0.37	0.31	0.33

Net realized and unrealized gain (loss)	(0.12)		(0.09)	0.19	(0.85)	(0.65)	0.89

Total from investment operations	0.09		0.31	0.57	(0.48)	(0.34)	1.22

Distributions to shareholders from net investment income	(0.20)		(0.38)	(0.37)	(0.35)	(0.29)	(0.32)

Net asset value, end of period	$9.05		$9.16	$9.23	$9.03	$9.86	$10.49

Total Return(b)	1.01%		3.36%	6.50%	(4.84)%	(3.36)%	12.87%

Net assets, end of period (in 000’s)	$404,579		$423,120	$426,407	$443,662	$539,203	$594,728

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.86%	0.85%	0.85%

Ratio of total expenses to average net assets	0.88	%(c)	0.90%	0.89%	0.89%	0.88%	0.89%

Ratio of net investment income to average net assets	4.60	%(c)	4.26%	4.26%	4.03%	2.90%	3.23%

Portfolio turnover rate(d)	15%		18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

268	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class C Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.16		$9.23	$9.03	$9.86	$10.49	$9.59

Net investment income(a)	0.17		0.33	0.31	0.30	0.23	0.25

Net realized and unrealized gain (loss)	(0.12)		(0.09)	0.19	(0.85)	(0.65)	0.89

Total from investment operations	0.05		0.24	0.50	(0.55)	(0.42)	1.14

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.30)	(0.28)	(0.21)	(0.24)

Net asset value, end of period	$9.05		$9.16	$9.23	$9.03	$9.86	$10.49

Total Return(b)	0.64%		2.59%	5.70%	(5.55)%	(4.09)%	12.03%

Net assets, end of period (in 000’s)	$53,755		$58,121	$60,812	$57,853	$76,559	$80,215

Ratio of net expenses to average net assets	1.60	%(c)	1.60%	1.60%	1.61%	1.60%	1.60%

Ratio of total expenses to average net assets	1.63	%(c)	1.65%	1.64%	1.64%	1.63%	1.64%

Ratio of net investment income to average net assets	3.85	%(c)	3.51%	3.52%	3.27%	2.15%	2.50%

Portfolio turnover rate(d)	15%		18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	269

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Institutional Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.16		$9.23	$9.03	$9.86	$10.49	$9.59

Net investment income(a)	0.22		0.42	0.41	0.40	0.34	0.36

Net realized and unrealized gain (loss)	(0.12)		(0.08)	0.19	(0.85)	(0.64)	0.89

Total from investment operations	0.10		0.34	0.60	(0.45)	(0.30)	1.25

Distributions to shareholders from net investment income	(0.21)		(0.41)	(0.40)	(0.38)	(0.33)	(0.35)

Net asset value, end of period	$9.05		$9.16	$9.23	$9.03	$9.86	$10.49

Total Return(b)	1.17%		3.68%	6.82%	(4.55)%	(3.06)%	13.22%

Net assets, end of period (in 000’s)	$2,546,371		$2,459,971	$2,023,817	$1,641,484	$1,808,838	$1,416,246

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.54%	0.54%	0.54%	0.54%

Ratio of total expenses to average net assets	0.55	%(c)	0.57%	0.56%	0.56%	0.55%	0.56%

Ratio of net investment income to average net assets	4.92	%(c)	4.57%	4.58%	4.34%	3.21%	3.54%

Portfolio turnover rate(d)	15%		18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

270	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Investor Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.17		$9.24	$9.04	$9.87	$10.50	$9.60

Net investment income(a)	0.22		0.42	0.41	0.39	0.33	0.35

Net realized and unrealized gain (loss)	(0.12)		(0.09)	0.18	(0.85)	(0.64)	0.89

Total from investment operations	0.10		0.33	0.59	(0.46)	(0.31)	1.24

Distributions to shareholders from net investment income	(0.21)		(0.40)	(0.39)	(0.37)	(0.32)	(0.34)

Net asset value, end of period	$9.06		$9.17	$9.24	$9.04	$9.87	$10.50

Total Return(b)	1.14%		3.62%	6.76%	(4.60)%	(3.12)%	13.14%

Net assets, end of period (in 000’s)	$765,899		$792,409	$714,738	$514,972	$565,860	$496,140

Ratio of net expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.63	%(c)	0.65%	0.64%	0.64%	0.63%	0.65%

Ratio of net investment income to average net assets	4.85	%(c)	4.51%	4.52%	4.27%	3.15%	3.48%

Portfolio turnover rate(d)	15%		18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	271

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class R6 Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.15		$9.22	$9.03	$9.85	$10.48	$9.58

Net investment income(a)	0.22		0.43	0.41	0.40	0.34	0.35

Net realized and unrealized gain (loss)	(0.12)		(0.09)	0.18	(0.84)	(0.64)	0.90

Total from investment operations	0.10		0.34	0.59	(0.44)	(0.30)	1.25

Distributions to shareholders from net investment income	(0.21)		(0.41)	(0.40)	(0.38)	(0.33)	(0.35)

Net asset value, end of period	$9.04		$9.15	$9.22	$9.03	$9.85	$10.48

Total Return(b)	1.17%		3.69%	6.72%	(4.44)%	(3.06)%	13.24%

Net assets, end of period (in 000’s)	$21,515		$28,875	$19,295	$15,465	$10,354	$11,001

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.53%	0.53%	0.53%	0.53%

Ratio of total expenses to average net assets	0.54	%(c)	0.56%	0.55%	0.55%	0.54%	0.55%

Ratio of net investment income to average net assets	4.92	%(c)	4.59%	4.59%	4.37%	3.22%	3.44%

Portfolio turnover rate(d)	15%		18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

272	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class P Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.15		$9.22	$9.03	$9.85	$10.48	$9.58

Net investment income(a)	0.22		0.43	0.41	0.40	0.34	0.36

Net realized and unrealized gain (loss)	(0.12)		(0.09)	0.18	(0.84)	(0.64)	0.89

Total from investment operations	0.10		0.34	0.59	(0.44)	(0.30)	1.25

Distributions to shareholders from net investment income	(0.21)		(0.41)	(0.40)	(0.38)	(0.33)	(0.35)

Net asset value, end of period	$9.04		$9.15	$9.22	$9.03	$9.85	$10.48

Total Return(b)	1.17%		3.69%	6.72%	(4.44)%	(3.06)%	13.24%

Net assets, end of period (in 000’s)	$9,009,227		$8,327,239	$7,519,362	$6,490,733	$7,661,350	$7,762,203

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.53%	0.54%	0.53%	0.53%

Ratio of total expenses to average net assets	0.54	%(c)	0.56%	0.55%	0.55%	0.54%	0.55%

Ratio of net investment income to average net assets	4.92	%(c)	4.58%	4.58%	4.35%	3.22%	3.56%

Portfolio turnover rate(d)	15%		18%	38%	32%	13%	7%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	273

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Municipal Income Completion Fund

	Separate Account Institutional Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.67		$9.72	$9.45		$10.08	$10.68	$9.65

Net investment income(a)	0.23		0.45	0.42		0.35	0.27	0.31

Net realized and unrealized gain (loss)	(0.05)		(0.07)	0.27		(0.63)	(0.60)	1.03

Total from investment operations	0.18		0.38	0.69		(0.28)	(0.33)	1.34

Distributions to shareholders from net investment income	(0.23)		(0.43)	(0.42)		(0.35)	(0.27)	(0.31)

Net asset value, end of period	$9.62		$9.67	$9.72		$9.45	$10.08	$10.68

Total Return(b)	1.88%		3.99%	7.47%		(2.59)%	(3.22)%	14.11%

Net assets, end of period (in 000’s)	$289,766		$242,294	$190,288		$183,745	$204,915	$105,170

Ratio of net expenses to average net assets	–	%(c)	–%	–	%(d)	–%	–%	–%

Ratio of total expenses to average net assets	0.15	%(c)	0.16%	0.19%		0.22%	0.20%	0.45%

Ratio of net investment income to average net assets	4.88	%(c)	4.56%	4.51%		3.75%	2.53%	2.96%

Portfolio turnover rate(e)	24%		30%	47%		59%	14%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Amount is less than 0.005%.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

274	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class A Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.36		$10.33	$10.34	$10.43	$10.83	$10.63

Net investment income(a)	0.15		0.29	0.28	0.17	0.07	0.11

Net realized and unrealized gain (loss)	0.09		0.03	(0.02)	(0.09)	(0.40)	0.20

Total from investment operations	0.24		0.32	0.26	0.08	(0.33)	0.31

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.27)	(0.17)	(0.07)	(0.11)

Net asset value, end of period	$10.45		$10.36	$10.33	$10.34	$10.43	$10.83

Total Return(b)	2.30%		3.09%	2.60%	0.79%	(3.08)%	2.92%

Net assets, end of period (in 000’s)	$95,930		$92,919	$111,980	$147,620	$206,175	$255,472

Ratio of net expenses to average net assets	0.66	%(c)	0.66%	0.66%	0.67%	0.68%	0.68%

Ratio of total expenses to average net assets	0.73	%(c)	0.74%	0.74%	0.75%	0.72%	0.73%

Ratio of net investment income to average net assets	2.86	%(c)	2.83%	2.72%	1.68%	0.66%	1.05%

Portfolio turnover rate(d)	25%		42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	275

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class C Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.35		$10.31	$10.32	$10.42	$10.82	$10.62

Net investment income(a)	0.13		0.25	0.24	0.14	0.03	0.08

Net realized and unrealized gain (loss)	0.09		0.03	(0.02)	(0.11)	(0.41)	0.19

Total from investment operations	0.22		0.28	0.22	0.03	(0.38)	0.27

Distributions to shareholders from net investment income	(0.13)		(0.24)	(0.23)	(0.13)	(0.02)	(0.07)

Net asset value, end of period	$10.44		$10.35	$10.31	$10.32	$10.42	$10.82

Total Return(b)	2.09%		2.78%	2.19%	0.29%	(3.47)%	2.51%

Net assets, end of period (in 000’s)	$4,607		$4,908	$6,627	$9,855	$10,700	$12,988

Ratio of net expenses to average net assets	1.06	%(c)	1.06%	1.06%	1.07%	1.08%	1.08%

Ratio of total expenses to average net assets	1.48	%(c)	1.49%	1.49%	1.49%	1.47%	1.48%

Ratio of net investment income to average net assets	2.46	%(c)	2.43%	2.31%	1.32%	0.26%	0.70%

Portfolio turnover rate(d)	25%		42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

276	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Institutional Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.35		$10.31	$10.32	$10.41	$10.82	$10.62

Net investment income(a)	0.16		0.32	0.30	0.20	0.10	0.15

Net realized and unrealized gain (loss)	0.09		0.03	(0.01)	(0.09)	(0.41)	0.19

Total from investment operations	0.25		0.35	0.29	0.11	(0.31)	0.34

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.30)	(0.20)	(0.10)	(0.14)

Net asset value, end of period	$10.44		$10.35	$10.31	$10.32	$10.41	$10.82

Total Return(b)	2.44%		3.47%	2.87%	1.08%	(2.89)%	3.23%

Net assets, end of period (in 000’s)	$678,073		$691,517	$719,618	$1,304,120	$2,223,538	$2,424,423

Ratio of net expenses to average net assets	0.39	%(c)	0.39%	0.39%	0.39%	0.38%	0.38%

Ratio of total expenses to average net assets	0.40	%(c)	0.41%	0.41%	0.42%	0.39%	0.40%

Ratio of net investment income to average net assets	3.13	%(c)	3.10%	2.97%	1.91%	0.96%	1.36%

Portfolio turnover rate(d)	25%		42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	277

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Service Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.35		$10.31	$10.32	$10.42	$10.82	$10.62

Net investment income(a)	0.14		0.27	0.26	0.15	0.05	0.10

Net realized and unrealized gain (loss)	0.08		0.03	(0.02)	(0.10)	(0.40)	0.19

Total from investment operations	0.22		0.30	0.24	0.05	(0.35)	0.29

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.25)	(0.15)	(0.05)	(0.09)

Net asset value, end of period	$10.44		$10.35	$10.31	$10.32	$10.42	$10.82

Total Return(b)	2.18%		2.95%	2.36%	0.47%	(3.28)%	2.71%

Net assets, end of period (in 000’s)	$87		$85	$93	$126	$126	$133

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89%	0.89%	0.88%	0.88%

Ratio of total expenses to average net assets	0.90	%(c)	0.90%	0.91%	0.91%	0.89%	0.90%

Ratio of net investment income to average net assets	2.63	%(c)	2.60%	2.49%	1.50%	0.46%	0.91%

Portfolio turnover rate(d)	25%		42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

278	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Investor Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.35		$10.31	$10.32	$10.41	$10.82	$10.62

Net investment income(a)	0.16		0.32	0.30	0.20	0.10	0.14

Net realized and unrealized gain (loss)	0.09		0.03	(0.01)	(0.09)	(0.42)	0.20

Total from investment operations	0.25		0.35	0.29	0.11	(0.32)	0.34

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.30)	(0.20)	(0.09)	(0.14)

Net asset value, end of period	$10.44		$10.35	$10.31	$10.32	$10.41	$10.82

Total Return(b)	2.43%		3.45%	2.85%	1.04%	(2.94)%	3.18%

Net assets, end of period (in 000’s)	$79,619		$70,064	$81,765	$121,439	$154,004	$175,488

Ratio of net expenses to average net assets	0.41	%(c)	0.41%	0.41%	0.42%	0.43%	0.43%

Ratio of total expenses to average net assets	0.48	%(c)	0.48%	0.49%	0.49%	0.47%	0.48%

Ratio of net investment income to average net assets	3.11	%(c)	3.08%	2.96%	1.93%	0.91%	1.31%

Portfolio turnover rate(d)	25%		42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	279

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class R6 Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.34		$10.30	$10.31	$10.41	$10.81	$10.61

Net investment income(a)	0.16		0.32	0.31	0.20	0.10	0.15

Net realized and unrealized gain (loss)	0.09		0.03	(0.02)	(0.10)	(0.40)	0.19

Total from investment operations	0.25		0.35	0.29	0.10	(0.30)	0.34

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.30)	(0.20)	(0.10)	(0.14)

Net asset value, end of period	$10.43		$10.34	$10.30	$10.31	$10.41	$10.81

Total Return(b)	2.44%		3.48%	2.88%	0.99%	(2.79)%	3.24%

Net assets, end of period (in 000’s)	$440,251		$435,300	$477,340	$217,303	$303,269	$8,393

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.37%	0.38%	0.37%	0.37%

Ratio of total expenses to average net assets	0.39	%(c)	0.40%	0.39%	0.40%	0.39%	0.39%

Ratio of net investment income to average net assets	3.14	%(c)	3.11%	3.01%	1.96%	0.97%	1.37%

Portfolio turnover rate(d)	25%		42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

280	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class P Shares
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.34		$10.31	$10.32	$10.41	$10.81	$10.61

Net investment income(a)	0.16		0.32	0.31	0.20	0.10	0.15

Net realized and unrealized gain (loss)	0.09		0.02	(0.02)	(0.09)	(0.40)	0.19

Total from investment operations	0.25		0.34	0.29	0.11	(0.30)	0.34

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.30)	(0.20)	(0.10)	(0.14)

Net asset value, end of period	$10.43		$10.34	$10.31	$10.32	$10.41	$10.81

Total Return(b)	2.44%		3.38%	2.88%	1.09%	(2.79)%	3.24%

Net assets, end of period (in 000’s)	$3,733,196		$3,608,895	$3,583,450	$4,684,309	$8,839,327	$9,108,224

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.38%	0.37%	0.37%

Ratio of total expenses to average net assets	0.39	%(c)	0.40%	0.40%	0.41%	0.38%	0.39%

Ratio of net investment income to average net assets	3.14	%(c)	3.11%	3.00%	1.92%	0.97%	1.36%

Portfolio turnover rate(d)	25%		42%	49%	74%	41%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	281

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements September 30, 2025 (Unaudited)

1 . ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Dynamic Municipal Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs High Yield Municipal Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Municipal Income Completion Fund	Separate Account Institutional	Diversified

Goldman Sachs Short Duration Tax-Free Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class P and Separate Account Institutional Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

282

GOLDMAN SACHS MUNICIPAL FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

283

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS ( continued )

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Instruments Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2025:

Dynamic Municipal Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Bond	$—	$7,111,855	$26,138,883

Municipal Bond	—	10,983,981,150	—

Investment Company	73,895,740	—	—

Total	$73,895,740	$10,991,093,005	$26,138,883

284

GOLDMAN SACHS MUNICIPAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Liabilities

Futures Contracts(a)	$(5,010,747)	$—	$—

High Yield Municipal Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Bond	$—	$24,003,003	$49,704,147

Municipal Bond	—	12,502,434,161	—

Investment Company	29,822,759	—	—

Total	$29,822,759	$12,526,437,164	$49,704,147

Municipal Income Completion Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Bond	$—	$77,034	$1,157,700

Municipal Bond	—	286,474,576	—

Investment Company	1,408,107	—	—

Total	$1,408,107	$286,551,610	$1,157,700

Derivative Type

Assets

Futures Contracts(a)	$107,368	$—	$—

Short Duration Tax-Free Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$4,998,115,988	$—

Investment Company	2,346,730	—	—

Total	$2,346,730	$4,998,115,988	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

285

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Municipal Income Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statements of Assets and Liabilities	Liabilities[1]

Interest Rate	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(5,010,747)
Municipal Income Completion Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statements of Assets and Liabilities	Liabilities[1]

Interest Rate	Variation margin on futures contracts	$107,368	Variation margin on futures contracts	$—

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of September 30, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Dynamic Municipal Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	$4,514,772	$(2,387,845)

High Yield Municipal Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	3,727,396	358,052

Municipal Income Completion Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	(112,236)	40,338

For the six months ended September 30, 2025, the relevant values for each derivative type were as follows:

Average number of Contracts(a)

Fund	Futures Contracts

Dynamic Municipal Income Fund	2,115

High Yield Municipal Fund	803

Municipal Income Completion Fund	16

(a)

Amounts disclosed represent average number of contracts for futures contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended September 30, 2025.

286

GOLDMAN SACHS MUNICIPAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

With the exception of the Municipal Income Completion Fund, as compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. The Municipal Income Completion Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

For the six months ended September 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate

Dynamic Municipal Income Fund	0.40%	0.36%	0.34%	0.34%	0.33%	0.34%	0.34%

High Yield Municipal Fund	0.55	0.55	0.50	0.48	0.47	0.49	0.49

Short Duration Tax-Free Fund	0.39	0.35	0.33	0.33	0.32	0.35	0.35

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, and the Goldman Sachs Short Duration Tax-Free Fund invest in the Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Fund, which is an affiliated Underlying Money Market Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Money Market Fund in which the Funds invest. For the six months ended September 30, 2025, the management fee waived by GSAM was $44,280, $87,039 and 54,838, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

287

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2025, Goldman Sachs agreed to waive a portion of the distribution and/or service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2026. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Dynamic Municipal Income Fund	$11,248	$—

High Yield Municipal Fund	13,231	—

Short Duration Tax-Free Fund	136	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares; and 0.02% of the average daily net assets of Separate Account Institutional Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.02% and 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively. Goldman Sachs also agreed to reduce or limit its transfer agency fee to 0.00% as an annual percentage rate of the average daily net assets attributable to Separate Account Institutional Shares of the Municipal Income Completion Fund. For all Funds except the Municipal Income Completion Fund, these arrangements will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees. With respect to the Municipal Income Completion Fund, this arrangement may not be terminated without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.004% for Dynamic Municipal Income, High Yield Municipal, Short Duration Tax-Free Funds and 0.00% for Municipal Income Completion Fund. For all Funds except the Municipal Income Completion Fund, these Other Expense limitations will remain in place through at least July 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. With respect to the Municipal Income Completion Fund, this arrangement may not be terminated without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

288

GOLDMAN SACHS MUNICIPAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued )

For the six months ended September 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits		Class C Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Dynamic Municipal Income Fund	$44,280	$–		$–	$569,253	$613,533

High Yield Municipal Fund	87,039	122,306	(a)	–	518,786	728,131

Municipal Income Completion Fund	–	25,959		–	166,392	192,351

Short Duration Tax-Free Fund	54,838	51,939	(a)	8,126	300,728	415,631

(a)	Applicable to Class A, Class C and Investor Shares

G. Line of Credit Facility — As of September 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Instruments Fund as of and for the six months ended September 30, 2025:

Dynamic Municipal Income Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	$ –	$ 548,862,844	$ (474,967,104)	$ 73,895,740	73,895,740	$ 523,034

High Yield Municipal Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	–	1,094,177,943	(1,064,355,184)	29,822,759	29,822,759	1,009,636

Municipal Income Completion Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	–	29,721,977	(28,313,870)	1,408,107	1,408,107	22,281

Short Duration Tax-Free Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of September 30, 2025	Shares as of September 30, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	–	563,531,887	(561,185,157)	2,346,730	2,346,730	650,781

289

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued )

A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees.

For the six months ended September 30, 2025, the purchase and sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Goldman Sachs Dynamic Municipal Income Fund	$250,730,812	$260,308,590	$(13,736,431)

Goldman Sachs High Yield Municipal Fund	196,503,099	284,716,429	(2,917,566)

Goldman Sachs Municipal Income Completion Fund	12,050,182	8,665,290	(293,389)

Goldman Sachs Short Duration Tax-Free Fund	58,409,877	6,383,548	(139,155)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Goldman Sachs Dynamic Municipal Income Fund	$1,913,415,531	$1,968,970,924

Goldman Sachs High Yield Municipal Fund	2,565,011,814	1,739,161,438

Goldman Sachs Municipal Income Completion Fund	108,917,147	61,807,283

Goldman Sachs Short Duration Tax-Free Fund	1,303,075,304	1,229,633,400

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2025, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Capital loss carryforwards:

Perpetual Short-Term	$(340,528,942)	$(360,724,624)	$(3,167,892)	$(260,801,440)

Perpetual Long-Term	(251,644,336)	(394,548,103)	(11,554,144)	(243,888,242)

Total capital loss carryforwards	(592,173,278)	(755,272,727)	(14,722,036)	(504,689,682)

Timing differences — (Post October Loss Deferral, Defaulted Bond Income and Distributions Payable)	(30,946,679)	(46,889,125)	(568,378)	(3,647,518)

290

GOLDMAN SACHS MUNICIPAL FUNDS

7. TAX INFORMATION ( continued )

As of September 30, 2025, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Tax Cost	$11,194,377,001	$12,895,158,578	$295,198,610	$4,944,496,567

Gross unrealized gain	165,719,112	310,458,920	4,478,273	62,667,127

Gross unrealized loss	(268,968,485)	(599,653,428)	(10,559,466)	(6,700,976)

Net unrealized gain (loss)	$(103,249,373)	$(289,194,508)	$(6,081,193)	$55,966,151

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to

291

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

292

GOLDMAN SACHS MUNICIPAL FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	9,786,417	$146,516,267	19,554,589	$300,678,168

Reinvestment of distributions	691,432	10,376,924	1,879,142	28,833,693

Shares redeemed	(9,855,304)	(147,486,513)	(17,449,772)	(268,052,238)

	622,545	9,406,678	3,983,959	61,459,623

Class C Shares

Shares sold	381,200	5,714,740	1,112,124	17,102,199

Reinvestment of distributions	43,415	651,704	135,195	2,075,194

Shares redeemed	(954,931)	(14,290,561)	(2,168,710)	(33,325,946)

	(530,316)	(7,924,117)	(921,391)	(14,148,553)

Institutional Shares

Shares sold	91,119,707	1,362,828,292	157,854,868	2,421,885,823

Reinvestment of distributions	4,240,010	63,611,878	10,533,432	161,562,864

Shares redeemed	(93,887,428)	(1,402,972,662)	(74,007,694)	(1,135,366,111)

	1,472,289	23,467,508	94,380,606	1,448,082,576

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	1	11	8	128

Shares redeemed	(269)	(4,044)	—	—

	(268)	(4,033)	8	128

Investor Shares

Shares sold	28,372,728	424,094,148	47,586,288	730,267,359

Reinvestment of distributions	1,619,083	24,274,705	4,292,454	65,797,659

Shares redeemed	(30,853,366)	(460,796,995)	(28,749,982)	(440,901,475)

	(861,555)	(12,428,142)	23,128,760	355,163,543

Class R6 Shares

Shares sold	5,116,081	76,526,520	5,928,998	91,118,736

Reinvestment of distributions	154,991	2,326,325	362,291	5,559,745

Shares redeemed	(3,943,378)	(58,882,605)	(2,877,321)	(44,109,081)

	1,327,694	19,970,240	3,413,968	52,569,400

Class P Shares

Shares sold	23,734,919	354,989,949	29,027,821	445,725,407

Reinvestment of distributions	1,658,707	24,894,130	4,653,934	71,411,904

Shares redeemed	(26,104,615)	(390,692,955)	(27,736,621)	(425,373,502)

	(710,989)	(10,808,876)	5,945,134	91,763,809

NET INCREASE IN SHARES	1,319,400	$21,679,258	129,931,044	$1,994,890,526

293

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	7,477,566	$66,363,143	11,620,214	$108,099,184

Reinvestment of distributions	590,018	5,266,506	1,662,064	15,425,983

Shares redeemed	(9,552,474)	(84,898,319)	(13,308,768)	(123,490,314)

	(1,484,890)	(13,268,670)	(26,490)	34,853

Class C Shares

Shares sold	479,030	4,249,467	1,219,494	11,353,349

Reinvestment of distributions	70,116	625,854	203,708	1,890,859

Shares redeemed	(954,017)	(8,478,902)	(1,669,484)	(15,529,549)

	(404,871)	(3,603,581)	(246,282)	(2,285,341)

Institutional Shares

Shares sold	88,445,349	786,951,033	109,079,059	1,013,114,800

Reinvestment of distributions	3,570,621	31,879,484	9,415,183	87,408,491

Shares redeemed	(79,193,274)	(703,726,809)	(69,304,555)	(642,644,825)

	12,822,696	115,103,708	49,189,687	457,878,466

Investor Shares

Shares sold	22,147,655	196,989,434	33,981,894	315,853,575

Reinvestment of distributions	1,313,609	11,738,242	3,535,402	32,850,976

Shares redeemed	(25,333,979)	(225,320,743)	(28,489,374)	(264,647,052)

	(1,872,715)	(16,593,067)	9,027,922	84,057,499

Class R6 Shares

Shares sold	888,903	7,940,009	1,652,308	15,397,739

Reinvestment of distributions	36,633	326,759	107,682	998,648

Shares redeemed	(1,700,798)	(15,151,862)	(698,778)	(6,482,384)

	(775,262)	(6,885,094)	1,061,212	9,914,003

Class P Shares

Shares sold	208,403,566	1,847,084,083	177,814,074	1,649,917,482

Reinvestment of distributions	14,579,420	130,017,897	37,637,706	349,013,545

Shares redeemed	(136,454,277)	(1,210,638,958)	(121,299,514)	(1,125,012,034)

	86,528,709	766,463,022	94,152,266	873,918,993

NET INCREASE IN SHARES	94,813,667	$841,216,318	153,158,315	$1,423,518,473

	Municipal Income Completion Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Separate Account Institutional Shares

Shares sold	7,415,606	$70,142,851	9,148,315	$89,555,230

Reinvestment of distributions	394,991	3,748,991	943,550	9,237,896

Shares redeemed	(2,742,475)	(25,889,566)	(4,614,623)	(45,097,603)

NET INCREASE IN SHARES	5,068,122	$48,002,276	5,477,242	$53,695,523

294

GOLDMAN SACHS MUNICIPAL FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,299,172	$13,445,555	1,732,981	$17,948,251

Reinvestment of distributions	70,162	728,647	218,532	2,263,012

Shares redeemed	(1,160,880)	(12,020,343)	(3,829,549)	(39,701,773)

	208,454	2,153,859	(1,878,036)	(19,490,510)

Class C Shares

Shares sold	31,922	331,748	110,000	1,139,450

Reinvestment of distributions	3,373	34,983	11,979	123,920

Shares redeemed	(68,324)	(705,301)	(290,271)	(3,001,009)

	(33,029)	(338,570)	(168,292)	(1,737,639)

Institutional Shares

Shares sold	10,010,655	103,680,337	20,581,253	212,959,704

Reinvestment of distributions	562,266	5,830,490	1,762,927	18,232,932

Shares redeemed	(12,453,200)	(128,964,667)	(25,307,579)	(261,755,732)

	(1,880,279)	(19,453,840)	(2,963,399)	(30,563,096)

Service Shares

Shares sold	35	371	—	—

Reinvestment of distributions	71	737	212	2,193

Shares redeemed	—	—	(1,066)	(10,982)

	106	1,108	(854)	(8,789)

Investor Shares

Shares sold	2,538,122	26,298,684	2,304,504	23,865,705

Reinvestment of distributions	71,785	744,773	218,776	2,262,786

Shares redeemed	(1,755,009)	(18,179,238)	(3,682,000)	(38,139,804)

	854,898	8,864,219	(1,158,720)	(12,011,313)

Class R6 Shares

Shares sold	8,612,270	88,963,870	8,128,354	84,060,354

Reinvestment of distributions	28,359	293,897	67,739	700,097

Shares redeemed	(8,538,444)	(88,242,793)	(12,426,749)	(128,370,190)

	102,185	1,014,974	(4,230,656)	(43,609,739)

Class P Shares

Shares sold	84,155,164	871,859,562	131,608,575	1,363,105,908

Reinvestment of distributions	3,594,661	37,262,344	10,490,515	108,455,112

Shares redeemed	(78,929,939)	(817,888,559)	(140,866,637)	(1,456,007,632)

	8,819,886	91,233,347	1,232,453	15,553,388

NET INCREASE (DECREASE) IN SHARES	8,072,221	$83,475,097	(9,167,504)	$(91,867,698)

295

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, as applicable, adequately addressed any economies of scale;

296

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund (with the exception of the Municipal Income Completion Fund) to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent

297

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Dynamic Municipal Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They noted that the High Yield Municipal Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2025. The Trustees observed that the Short Duration Tax-Free Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and had underperformed for the one-year period ended March 31, 2025. They noted that the Special Account Institutional Shares of the Municipal Income Completion Fund had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended December 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

The Trustees also considered that the Municipal Income Completion Fund would be used exclusively to implement investment strategies for separately managed account (“SMA”) clients of the Investment Adviser that participate in certain “wrap-fee” programs, including programs sponsored by investment advisers and broker-dealers not affiliated with the Investment Adviser. The Trustees noted that the Municipal Income Completion Fund would not pay the Investment Adviser a management fee under the terms of the Management Agreement, but that the Investment Adviser would receive fees for managing the SMAs that invest in the Municipal Income Completion Fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints, as applicable, to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds (except for the Municipal Income Completion Fund), comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various

298

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund

First $1 billion	0.40%	0.55%	0.39%
Next $1 billion	0.36	0.55	0.35
Next $3 billion	0.34	0.50	0.33
Next $3 billion	0.34	0.48	0.33
Over $8 billion	0.33	0.47	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds (except the Municipal Income Completion Fund) and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the relevant Funds; the relevant Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the relevant Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class C Shares and a portion of the transfer agency fees paid by the High Yield Municipal Fund’s and Short Duration Tax-Free Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund, which each had asset levels above at least the first breakpoint during the prior fiscal year.

With respect to the Municipal Income Completion Fund, the Trustees did not place emphasis on the extent to which economies of scale would be shared with the Fund and its shareholders if the Fund’s assets exceeded specified levels because the Fund does not pay a management fee to the Investment Adviser, and the Investment Adviser waives and/or reimburses the Fund’s expenses.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

299

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2026.

300

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

TRUSTEES

Gregory G. Weaver, Chair

Cheryl K. Beebe

Dwight L. Bush

Kathryn A. Cassidy

John G. Chou

Joaquin Delgado

Eileen H. Dowling

Lawrence Hughes

John F. Killian

Steven D. Krichmar

Michael Latham

James A. McNamara

Lawrence W. Stranghoener

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York,

New York 10282

OFFICERS

James A. McNamara, President

Joseph F. DiMaria, Principal Financial Officer,

Principal Accounting Officer and Treasurer

Robert Griffith, Secretary

© 2025 Goldman Sachs. All rights reserved. TFFISAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	December 3, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	December 3, 2025